UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 03/31/21

Item 1.	Reports to Stockholders.

ANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

March 31, 2021

Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Equity ETF
Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ International Equity Hedged ETF

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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ANNUAL REPORT

Economic and Market Overview

Global developed and emerging market equities, as measured by the MSCI All Country World Index-NR (net of taxes on dividends), advanced strongly during the 12 months ended March 31, 2021. Following sharp declines in early 2020 amid the onset of the novel coronavirus (COVID-19) pandemic, global equities began to rebound in the spring amid monetary and fiscal stimulus measures, easing lockdown restrictions, and vaccine and treatment development. Stocks declined again in September and October, due to geopolitical tensions and rising infection rates, but began to rebound in November as successful trials of COVID-19 vaccines, the start of vaccination programs and expectations for additional fiscal stimulus led many equity markets to reach new highs. Indications of economic recovery in many countries also helped drive stocks higher.

In the U.S., equities rallied following the initial shock of pandemic-related restrictions and mass layoffs, which pushed the unemployment rate to 14.8% in April 2020.1 Equities began to rebound in the spring amid the government’s fiscal and monetary stimulus measures, partial economic reopening, rising retail sales and optimism about treatments and potential vaccines for COVID-19. Following a record annualized decline in the second-quarter 2020 gross domestic product (GDP), resilient consumer spending helped drive the third-quarter GDP to expand at a record annualized rate, although growth slowed in the fourth quarter. Equities continued to rise during the summer but declined in the fall due to concerns about possible new restrictions amid rising COVID-19 infection rates and uncertainties about additional fiscal stimulus and the U.S. presidential election. Investor sentiment improved beginning in November following the outcome of the U.S. presidential election, the start of COVID-19 vaccination programs and the passage of a new U.S. stimulus bill. The U.S. economy’s continued recovery, with the unemployment rate ending the period at 6.0%, helped drive U.S. equities, as measured by the Standard & Poor’s® 500 Index, to reach all-time price highs in March 2021.1

The U.S. Federal Reserve (Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25% and continued its program of open-ended bond purchases to help keep markets functioning. Furthermore, the Fed reiterated that interest rates would potentially remain low, even if inflation moderately exceeded the Fed’s 2% target.

In the eurozone, economic recovery remained uneven, as growth resumed in the third quarter of 2020 but contracted in the fourth quarter. GDP growth rates varied widely among the region’s largest economies amid renewed lockdowns and delays in COVID-19 vaccine distribution. Germany’s and Spain’s GDP expanded modestly in the fourth quarter, while France’s contracted. Despite investor concerns about rising infection rates and a slow vaccination rollout, general optimism that successful vaccine programs would lift global growth, along with a Brexit resolution, contributed to strong gains for European developed market equities, as measured by the MSCI Europe Index-NR.

Asian developed and emerging market equities, as measured by the MSCI All Country Asia Index-NR, advanced sharply for the period. China, a key driver of regional economies, began to recover in the second quarter of 2020 and was the only major global economy to post positive GDP growth for full-year 2020 amid strong manufacturing gains. Despite paring gains in March 2021, Asian equity markets finished the period sharply higher amid optimism that economic revitalization would be further spurred by COVID-19 vaccines.

Global emerging market stocks, as measured by the MSCI Emerging Markets Index-NR, also rose significantly for the period. Improving economic activity, stabilizing oil prices and U.S. dollar weakness supported emerging market equities. Despite higher COVID-19 cases in some countries, emerging market stocks rallied amid easing political uncertainty, commencement of COVID-19 vaccinations and rising commodity prices.

The foregoing information reflects our analysis and opinions as of March 31, 2021. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin LibertyQ Emerging Markets ETF

This annual report for Franklin LibertyQ Emerging Markets ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Emerging Markets (EM) Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from emerging market countries that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI EM Index over the long term by selecting equity securities from the MSCI EM Index that have exposure to these investment-style factors.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +44.24% based on market price and +42.57% based on net asset value (NAV). In comparison, the LibertyQ EM Index-NR posted a +43.27% total return for the same period, while the MSCI EM Index-NR posted a +58.39% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Geographic Composition*

3/31/21

% of Total Net Assets
Asia	67.2%
Europe	13.3%
Middle East & Africa	11.2%
Latin America & Caribbean	8.0%
North America	0.1%
Short-Term Investments & Other Net Assets	0.1%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ EM Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ EM Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EM Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EM Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of emerging markets.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 31.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Banks	13.4%
Oil, Gas & Consumable Fuels	10.0%
Metals & Mining	8.8%
Diversified Telecommunication Services	4.7%
Semiconductors & Semiconductor Equipment	4.5%
IT Services	4.2%
Wireless Telecommunication Services	4.2%
Food Products	3.9%
Technology Hardware, Storage & Peripherals	3.9%
Beverages	3.6%

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
Vale SA Metals & Mining, Brazil	1.3%
Country Garden Services Holdings Co. Ltd. Commercial Services & Supplies, China	1.3%
Al-Rajhi Bank Banks, Saudi Arabia	1.2%
Infosys Ltd. IT Services, India	1.2%
Novatek Microelectronics Corp. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	1.2%
LUKOIL PJSC Oil, Gas & Consumable Fuels, Russia	1.2%
Gazprom PJSC Oil, Gas & Consumable Fuels, Russia	1.2%
Tata Consultancy Services Ltd. IT Services, India	1.1%
HCL Technologies Ltd. IT Services, India	1.1%
NetEase Inc. Entertainment, China	1.1%

Top 10 Countries

3/31/21

% of Total Net Assets
China	27.2%
India	12.8%
Taiwan	12.3%
Russia	11.3%
South Korea	8.3%
Brazil	4.1%
Saudi Arabia	4.1%
South Africa	3.7%
Mexico	2.7%
Indonesia	2.1%

Manager’s Discussion

For the fiscal year ended March 31, 2021, individual holdings that lifted the Fund’s absolute return included Taiwan Semiconductor Manufacturing Co., Infosys and HCL Technologies. Individual holdings that hindered the Fund’s absolute return included China Mobile, Top Glove and China Minsheng Banking.

The Fund’s research-based selection process focuses on four investment factors: value, quality, momentum and low volatility. Of the four target-style factors, low volatility significantly detracted from the Fund’s relative performance for the reporting period, while value and quality also detracted. In contrast, the momentum factor was a marginal contributor to the Fund’s relative return.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Thank you for your participation in Franklin LibertyQ Emerging Markets ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+42.57%	+44.24%	+42.57%	+44.24%
3-Year	+4.76%	+3.60%	+1.56%	+1.19%
Since Inception (6/1/16)	+40.35%	+40.65%	+7.27%	+7.32%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

6/1/16–3/31/21

See page 8 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.805252

Total Annual Operating Expenses6

0.45%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The Fund is designed for the aggressive portion of a well-diversified portfolio. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The LibertyQ EM Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EM Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EM Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The NR or Net Dividends Index reflects the deduction of withholding taxes on reinvested dividends.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional provider information.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,223.20	$2.49	$1,022.69	$2.27	0.45%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin LibertyQ Global Dividend ETF

This annual report for Franklin LibertyQ Global Dividend ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Dividend Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from developed and emerging market countries with high and persistent dividend income that have favorable exposure to a quality investment-style factor, subject to a maximum 2% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI All Country World Index (ACWI) ex REITs Index over the long term by applying dividend persistence and yield screens and the quality factor selection process.

Performance Overview

For the 12-month period, the Fund posted cumulative total returns of +47.12% based on market price and +47.20% based on net asset value (NAV). In comparison, the LibertyQ Global Dividend Index-NR posted a +47.09% total return for the same period, while the MSCI ACWI ex REITs Index-NR posted a +55.12% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Geographic Composition*

3/31/21

% of Total Net Assets
North America	49.3%
Europe	21.7%
Asia	16.7%
Australia & New Zealand	5.7%
Middle East & Africa	4.6%
Latin America & Caribbean	1.7%
Short-Term Investments & Other Net Assets	0.3%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Dividend Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ Global Dividend Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI ex REITs Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI ex REITs Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding REIT securities.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 41.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Banks	15.5%
Pharmaceuticals	9.4%
Insurance	8.4%
Semiconductors & Semiconductor Equipment	6.1%
Tobacco	5.0%
IT Services	4.1%
Diversified Telecommunication Services	3.8%
Machinery	3.8%
Capital Markets	3.8%
Household Products	3.6%

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
Unilever PLC Personal Products, United Kingdom	3.4%
Altria Group Inc. Tobacco, United States	2.3%
Cisco Systems Inc. Communications Equipment, United States	2.3%
The Toronto-Dominion Bank Banks, Canada	2.3%
Target Corp. Multiline Retail, United States	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	2.2%
Emerson Electric Co. Electrical Equipment, United States	2.2%
Royal Bank of Canada Banks, Canada	2.1%
Commonwealth Bank of Australia Banks, Australia	2.1%
Philip Morris International Inc. Tobacco, United States	2.1%

Top 10 Countries

3/31/21

% of Total Net Assets
United States	42.6%
Japan	8.3%
United Kingdom	7.5%
Switzerland	6.9%
Canada	6.7%
Australia	5.3%
Finland	2.9%
Taiwan	2.8%
Germany	2.6%
Singapore	2.5%

Manager’s Discussion

For the fiscal year ended March 31, 2021, individual holdings that lifted the Fund’s absolute return included Taiwan Semiconductor Manufacturing Co., Macquarie Group and United Parcel Service. Individual holdings that hindered the Fund’s absolute return included Tryg, SATS and Lawson.

Thank you for your participation in Franklin LibertyQ Global Dividend ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+47.20%	+47.12%	+47.20%	+47.12%
3-Year	+30.51%	+29.72%	+9.28%	+9.06%
Since Inception (6/1/16)	+53.20%	+53.17%	+9.23%	+9.23%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

6/1/16–3/31/21

See page 14 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.895677

Total Annual Operating Expenses6

0.45%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available income for the Fund. There can be no assurance that the Fund’s quality factor stock selection process and dividend screens of the Underlying Index will enhance performance. Exposure to investment factors and the use of dividend screens may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The LibertyQ Global Dividend Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI ex REITs Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI ex REITs Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding REIT securities. The NR or Net Dividends Index reflects the deduction of withholding taxes on reinvested dividends.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional provider information.

14	Annual Report	franklintempleton.com

FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,210.70	$2.48	$1,022.69	$2.27	0.45%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Annual Report	15

Franklin LibertyQ Global Equity ETF

This annual report for Franklin LibertyQ Global Equity ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from developed and emerging market countries that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI All Country World Index (ACWI) over the long term by selecting equity securities from the MSCI ACWI that have exposure to these investment-style factors.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +45.36% based on market price and +44.55% based on net asset value (NAV). In comparison, the LibertyQ Global Equity Index-NR posted a +44.39% total return for the same period, while the MSCI ACWI-NR posted a +54.60% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 19.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Geographic Composition*

3/31/21

% of Total Net Assets
North America	58.2%
Asia	17.3%
Europe	17.1%
Australia & New Zealand	4.9%
Middle East & Africa	1.2%
Latin America & Caribbean	1.1%
Short-Term Investments & Other Net Assets	0.2%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ Global Equity Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 46.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Pharmaceuticals	9.2%
Semiconductors & Semiconductor Equipment	9.0%
Metals & Mining	5.3%
IT Services	4.9%
Biotechnology	4.8%
Software	4.8%
Diversified Telecommunication Services	3.7%
Tobacco	3.2%
Technology Hardware, Storage & Peripherals	3.0%
Banks	2.6%

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
Intel Corp. Semiconductors & Semiconductor Equipment, United States	1.3%
Eli Lilly and Co. Pharmaceuticals, United States	1.2%
Cisco Systems Inc. Communications Equipment, United States	1.1%
Texas Instruments Inc. Semiconductors & Semiconductor Equipment, United States	1.1%
Unilever PLC Personal Products, United Kingdom	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	1.1%
Accenture PLC, A IT Services, United States	1.1%
Lowe’s Cos. Inc. Specialty Retail, United States	1.0%
Philip Morris International Inc. Tobacco, United States	1.0%
Johnson & Johnson Pharmaceuticals, United States	1.0%

Top 10 Countries

3/31/21

% of Total Net Assets
United States	55.8%
Japan	6.1%
United Kingdom	5.9%
Australia	4.7%
China	3.6%
Switzerland	3.5%
Canada	2.4%
Taiwan	2.2%
India	2.0%
South Korea	1.8%

Manager’s Discussion

For the fiscal year ended March 31, 2021, individual holdings that lifted the Fund’s absolute return included Taiwan Manufacturing Semiconductor Co., Apple and Lowe’s. Individual holdings that hindered the Fund’s absolute return included Biogen, Gilead Sciences and Vertex Pharmaceuticals.

The Fund’s research-based selection process focuses on four investment factors: value, quality, momentum and low volatility. Of the four target-style factors, low volatility significantly detracted from the Fund’s relative performance for the reporting period, while value and quality also detracted. The momentum factor had no significant impact on the Fund’s relative return.

franklintempleton.com	Annual Report	17

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Thank you for your participation in Franklin LibertyQ Global Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

18	Annual Report	franklintempleton.com

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+44.55%	+45.36%	+44.55%	+45.36%
3-Year	+36.45%	+37.11%	+10.91%	+11.09%
Since Inception (6/1/16)	+70.78%	+71.12%	+11.72%	+11.76%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 21 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

6/1/16–3/31/21

See page 21 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.899661

Total Annual Operating Expenses6

0.35%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The LibertyQ Global Equity Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The NR or Net Dividends Index reflects the deduction of withholding taxes on reinvested dividends.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional provider information.

franklintempleton.com	Annual Report	21

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,164.70	$1.83	$1,023.24	$1.72	0.34%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

22	Annual Report	franklintempleton.com

Franklin LibertyQ International Equity Hedged ETF

This annual report for Franklin LibertyQ International Equity Hedged ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ International Equity Hedged Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from developed market countries in Europe, Australasia and the Far East (EAFE) that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 2% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI EAFE Index over the long term by selecting equity securities from the MSCI EAFE Index that have exposure to these investment-style factors. The Underlying Index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the Underlying Index.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +29.08% based on market price and +27.54% based on net asset value (NAV). In comparison, LibertyQ International Equity Hedged Index-NR posted a +27.91% total return for the same period, while the MSCI EAFE 100% Hedged to USD Index-NR posted a +37.75% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 26.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Geographic Composition*

3/31/21

% of Total Net Assets
Europe	54.3%
Asia	29.8%
Australia & New Zealand	15.2%
Middle East & Africa	0.5%
Short-Term Investments & Other Net Assets	0.2%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ International Equity Hedged Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ International Equity Hedged Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EAFE Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EAFE Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 61.

franklintempleton.com	Annual Report	23

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Pharmaceuticals	11.7%
Metals & Mining	11.1%
Diversified Telecommunication Services	4.5%
Personal Products	4.3%
Electric Utilities	4.2%
Tobacco	3.6%
Automobiles	3.1%
Food & Staples Retailing	3.1%
Health Care Equipment & Supplies	2.8%
Machinery	2.8%

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
Unilever PLC Personal Products, United Kingdom	3.5%
BHP Group Ltd. Metals & Mining, Australia	2.4%
Rio Tinto PLC Metals & Mining, Australia	2.3%
Toyota Motor Corp. Automobiles, Japan	2.1%
Novo Nordisk AS, B Pharmaceuticals, Denmark	1.9%
Tokyo Electron Ltd. Semiconductors & Semiconductor Equipment, Japan	1.9%
British American Tobacco PLC Tobacco, United Kingdom	1.9%
Novartis AG Pharmaceuticals, Switzerland	1.9%
GlaxoSmithKline PLC Pharmaceuticals, United Kingdom	1.8%
Royal Dutch Shell PLC, A Oil, Gas & Consumable Fuels, United Kingdom	1.8%

Top 10 Countries

3/31/21

% of Total Net Assets
Japan	26.6%
United Kingdom	21.6%
Australia	14.5%
Switzerland	8.7%
Spain	4.8%
Denmark	3.7%
Italy	3.3%
France	3.2%
Sweden	3.1%
Netherlands	1.9%

Manager’s Discussion

For the fiscal year ended March 31, 2021, individual holdings that lifted the Fund’s absolute return included BHP Group, Rio Tinto and Tokyo Electron. Individual holdings that hindered the Fund’s absolute return included KAO, M3 and a2 Milk. The Fund’s use of currency forward contracts—designed to offset the Fund’s exposure to the component currencies and replicate the hedge impact incorporated in the calculations of the Underlying Index—also detracted from the Fund’s absolute performance.

The Fund’s research-based selection process focuses on four investment factors: value, quality, momentum and low volatility. Of the four target-style factors, low volatility significantly detracted from the Fund’s relative performance for the reporting period, while quality, value and momentum also modestly detracted.

24	Annual Report	franklintempleton.com

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Thank you for your participation in Franklin LibertyQ International Equity Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Annual Report	25

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+27.54%	+29.08%	+27.54%	+29.08%
3-Year	+27.57%	+28.34%	+8.45%	+8.67%
Since Inception (6/1/16)	+42.77%	+44.09%	+7.65%	+7.86%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 28 for Performance Summary footnotes.

26	Annual Report	franklintempleton.com

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

6/1/16–3/31/21

See page 28 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
$0.910024	$0.549235	$0.574673	$2.033932

Total Annual Operating Expenses6

0.40%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. The Fund will attempt to hedge the currency exposure of non-U.S. dollar denominated securities held in its portfolio by investing in foreign currency forward contracts. Foreign currency forward contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. Currency management strategies could result in losses to the Fund if currencies do not perform as the investment manager expects. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The LibertyQ International Equity Hedged Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EAFE Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EAFE Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The NR or Net Dividends Index reflects the deduction of withholding taxes on reinvested dividends.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional provider information.

28	Annual Report	franklintempleton.com

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,154.60	$2.15	$1,022.94	$2.02	0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Annual Report	29

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Emerging Markets ETF

	Year Ended March 31,

	2021		2020	2019	2018		2017[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$22.20		$29.70	$33.41	$29.29		$25.66

Income from investment operations[b]:

Net investment income[c]	0.84		1.24	1.14	0.83		0.47

Net realized and unrealized gains (losses)	8.55		(6.96)	(3.76)	4.15		3.25

Total from investment operations	9.39		(5.72)	(2.62)	4.98		3.72

Less distributions from net investment income	(0.81)		(1.78)	(1.09)	(0.86)		(0.09)

Net asset value, end of year	$30.78		$22.20	$29.70	$33.41		$29.29

Total return[d]	42.57%		(20.55)%	(7.70)%	17.20%		14.55%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.45%		0.49%	0.55%	0.69%	[f]	0.75%

Expenses net of waiver and payments by affiliates	0.45%		0.49%	0.55%	0.54%	[f]	0.55%

Net investment income	3.15%		4.26%	3.75%	2.61%		2.09%

Supplemental data

Net assets, end of year (000’s)	$24,627		$57,711	$344,484	$400,908		$328,086

Portfolio turnover rate[g]	40.22%	[h]	44.11% [h]	52.42%	32.87%		31.66%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	36.91%	41.78%

30	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin LibertyQ Emerging Markets ETF

		Industry	Shares	Value
	Common Stocks 98.3%
	Brazil 3.3%
	Ambev SA	Beverages	81,200	$220,015
	BB Seguridade Participacoes SA	Insurance	23,200	99,699
	Engie Brasil Energia SA	Independent Power and Renewable Electricity Producers	4,800	35,581
	Telefonica Brasil SA	Diversified Telecommunication Services	12,009	94,127
	TIM SA	Wireless Telecommunication Services	18,000	40,415
	Vale SA	Metals & Mining	18,160	315,282

				805,119

	Chile 0.9%
	Colbun SA	Independent Power and Renewable Electricity Producers	167,688	32,725
	Compania Cervecerias Unidas SA	Beverages	3,092	27,193
	Enel Americas SA	Electric Utilities	658,444	110,077
a	Enel Chile SA	Electric Utilities	630,188	49,194

				219,189

	China 27.2%
	A-Living Services Co. Ltd., H	Commercial Services & Supplies	7,000	31,063
	Agricultural Bank of China Ltd., A	Banks	68,800	35,652
	Agricultural Bank of China Ltd., H	Banks	524,000	209,615
	Anhui Conch Cement Co. Ltd., A	Construction Materials	4,800	37,471
	Anhui Conch Cement Co. Ltd., H	Construction Materials	26,230	170,549
	Anhui Kouzi Distillery Co. Ltd., A	Beverages	800	7,560
	Apeloa Pharmaceutical Co. Ltd., A	Pharmaceuticals	1,200	5,203
	Asymchem Laboratories Tianjin Co. Ltd., A	Pharmaceuticals	200	8,805
	Autobio Diagnostics Co. Ltd., A	Health Care Equipment & Supplies	300	5,021
	Bank of Beijing Co. Ltd., A	Banks	25,500	18,655
	Bank of Chengdu Co. Ltd., A	Banks	2,400	4,119
	Bank of China Ltd., A	Banks	14,000	7,148
	Bank of China Ltd., H	Banks	620,000	236,055
	Bank of Communications Co. Ltd., A	Banks	49,800	37,571
	Bank of Communications Co. Ltd., H	Banks	219,400	139,692
	Bank of Hangzhou Co. Ltd.	Banks	6,900	17,762
	Bank of Nanjing Co. Ltd., A	Banks	11,200	17,275
	Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	22,000	27,093
	Beijing Kunlun Tech Co. Ltd.	Entertainment	1,200	4,336
	Brilliance China Automotive Holdings Ltd.	Automobiles	66,000	61,972
	By-health Co. Ltd., A	Personal Products	800	3,490
	C&S Paper Co. Ltd., A	Household Products	800	3,151
	Chaozhou Three-Circle Group Co. Ltd.	Electronic Equipment, Instruments & Components	1,200	7,660
	China Cinda Asset Management Co. Ltd., H	Capital Markets	208,000	43,342
	China CITIC Bank Corp. Ltd., H	Banks	240,000	121,938
	China Conch Venture Holdings Ltd.	Construction & Engineering	37,360	175,640
	China Construction Bank Corp., H	Banks	292,000	245,635
	China Everbright Bank Co. Ltd., A	Banks	45,900	28,542
	China Everbright Bank Co. Ltd., H	Banks	80,000	34,884
b,c	China Feihe Ltd., 144A, Reg S	Food Products	19,000	53,766
	China Hongqiao Group Ltd.	Metals & Mining	28,000	37,384
	China Lesso Group Holdings Ltd.	Building Products	22,000	47,314
	China Medical System Holdings Ltd.	Pharmaceuticals	36,000	71,218
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	20,000	30,665
	China Minsheng Banking Corp. Ltd., A	Banks	44,400	34,174
	China Minsheng Banking Corp. Ltd., H	Banks	158,000	91,657
	China National Building Material Co. Ltd., H	Construction Materials	66,000	95,251
	China Overseas Property Holdings Ltd.	Real Estate Management & Development	19,400	18,116
	China Pacific Insurance Group Co. Ltd., A	Insurance	6,000	34,603
	China Pacific Insurance Group Co. Ltd., H	Insurance	43,200	170,312

franklintempleton.com	Annual Report	31

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China Railway Group Ltd., H	Construction & Engineering	40,000	$21,146
	China Resources Cement Holdings Ltd.	Construction Materials	66,000	74,112
	China Resources Power Holdings Co. Ltd.	Independent Power and Renewable Electricity Producers	24,000	31,858
	China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	7,600	23,282
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	97,120	200,125
	China South Publishing & Media Group Co. Ltd., A	Media	2,000	3,198
	China Taiping Insurance Holdings Co. Ltd.	Insurance	26,400	53,789
	China Yangtze Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	25,200	82,346
	Chongqing Brewery Co. Ltd., A	Beverages	800	13,570
	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	30,400	308,127
	Da An Gene Co. Ltd. of Sun Yat-Sen University	Biotechnology	850	3,942
	Dali Foods Group Co. Ltd.	Food Products	53,500	30,416
	Daqin Railway Co. Ltd., A	Road & Rail	22,000	23,505
	DaShenLin Pharmaceutical Group Co. Ltd., A	Food & Staples Retailing	400	5,117
	Dongfeng Motor Group Co. Ltd., H	Automobiles	72,000	66,865
	East Money Information Co. Ltd.	Capital Markets	8,000	33,238
	Far East Horizon Ltd.	Diversified Financial Services	36,000	43,249
	Focus Media Information Technology Co. Ltd.	Media	17,200	24,327
	Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	4,000	97,421
	Fujian Sunner Development Co. Ltd.	Food Products	2,000	7,849
	Fuyao Glass Industry Group Co. Ltd., A	Auto Components	2,400	16,855
	G-bits Network Technology Xiamen Co. Ltd., A	Entertainment	100	5,673
a,d	GSX Techedu Inc., ADR	Diversified Consumer Services	1,368	46,348
	Guangdong Haid Group Co. Ltd.	Food Products	1,600	19,021
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	Household Durables	400	2,134
	Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	19,200	25,338
	Guangzhou Shiyuan Electronic Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	800	15,890
	Guangzhou Wondfo Biotech Co. Ltd., A	Health Care Equipment & Supplies	300	3,758
	Haitian International Holdings Ltd.	Machinery	8,000	31,899
	Hangzhou Robam Appliances Co. Ltd., A	Household Durables	1,200	6,679
	Hefei Meiya Optoelectronic Technology Inc.	Machinery	800	5,156
	Heilongjiang Agriculture Co. Ltd., A	Food Products	2,000	4,770
	Henan Shuanghui Investment & Development Co. Ltd.	Food Products	3,900	24,371
	Hengan International Group Co. Ltd.	Personal Products	7,000	46,010
	Hithink RoyalFlush Information Network Co. Ltd.	Capital Markets	600	10,919
	Hopson Development Holdings Ltd.	Real Estate Management & Development	8,000	28,812
	Hualan Biological Engineering Inc.	Biotechnology	2,100	12,723
	Huaxia Bank Co. Ltd., A	Banks	8,400	8,245
	Huaxin Cement Co. Ltd., A	Construction Materials	2,000	7,237
	Hubei Jumpcan Pharmaceutical Co. Ltd., A	Pharmaceuticals	1,200	3,652
	Hunan Valin Steel Co. Ltd.	Metals & Mining	7,600	8,108
	Industrial and Commercial Bank of China Ltd.	Banks	14,400	12,159
	Industrial and Commercial Bank of China Ltd., H	Banks	356,000	255,514

32	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A	Chemicals	10,000	$8,047
	Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	6,000	36,606
	Intco Medical Technology Co. Ltd.	Health Care Equipment & Supplies	400	9,851
	Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	870	10,077
	Jason Furniture Hangzhou Co. Ltd., A	Household Durables	400	4,911
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	29,000	36,108
	Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	800	10,907
	Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	1,500	37,653
	Jiangsu Yangnong Chemical Co. Ltd., A	Chemicals	400	7,311
	Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	2,800	4,886
	Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	2,800	6,457
	Juewei Food Co. Ltd., A	Food Products	800	9,389
	Kweichow Moutai Co. Ltd., A	Beverages	840	257,203
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	32,000	29,430
	Lomon Billions Group Co. Ltd.	Chemicals	2,000	8,712
	LONGi Green Energy Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	2,400	32,189
	Luenmei Quantum Co. Ltd., A	Water Utilities	1,600	2,558
	Luzhou Laojiao Co. Ltd., A	Beverages	1,800	61,732
	Muyuan Foods Co. Ltd.	Food Products	4,400	67,081
	NanJi E-Commerce Co. Ltd.	Media	2,800	3,918
	NetEase Inc., ADR	Entertainment	2,660	274,672
	New Hope Liuhe Co. Ltd.	Food Products	4,400	13,412
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	37,000	54,159
	Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	1,600	6,870
	Ovctek China Inc., A	Health Care Equipment & Supplies	850	11,679
	Perfect World Co. Ltd.	Entertainment	1,600	4,824
	PICC Property and Casualty Co. Ltd., H	Insurance	72,000	62,420
	Postal Savings Bank of China Co. Ltd., H	Banks	164,000	122,560
	RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	5,200	5,112
	SAIC Motor Corp Ltd	Automobiles	8,400	25,183
	Sany Heavy Industry Co. Ltd., A	Machinery	9,300	48,405
a	Seazen Group Ltd.	Real Estate Management & Development	24,000	29,481
	Seazen Holdings Co. Ltd., A	Real Estate Management & Development	2,400	17,850
	Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	12,100	20,397
	Shandong Buchang Pharmaceuticals Co. Ltd., A	Pharmaceuticals	1,600	5,567
	Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	2,000	11,446
	Shandong Sun Paper Industry JSC Ltd.	Paper & Forest Products	2,400	5,750
	Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	1,200	15,621
	Shanxi Lu’an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	3,600	3,363
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	600	30,433
	Shengyi Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	2,000	6,926
	Shenzhen Goodix Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	600	10,248
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	14,000	23,446
	Shenzhen Investment Ltd.	Real Estate Management & Development	32,000	11,113
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	1,173	71,352
	Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	1,200	6,924
	Sichuan Chuantou Energy Co Ltd., A	Independent Power and Renewable Electricity Producers	4,800	9,174

franklintempleton.com	Annual Report	33

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Sichuan Swellfun Co. Ltd., A	Beverages	400	$4,361
	Suofeiya Home Collection Co. Ltd.	Household Durables	800	4,015
	Tangshan Jidong Cement Co. Ltd.	Construction Materials	1,200	2,862
	The People’s Insurance Co. Group of China Ltd., H	Insurance	92,000	29,821
	Toly Bread Co. Ltd., A	Food Products	800	5,831
	Tonghua Dongbao Pharmaceutical Co. Ltd.	Pharmaceuticals	1,200	2,270
	Tongkun Group Co. Ltd., A	Chemicals	1,600	5,036
a	Topchoice Medical Investment Corp., A	Health Care Providers & Services	400	15,272
a	Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	4,788	142,970
	Wanhua Chemical Group Co. Ltd., A	Chemicals	3,600	57,941
	Want Want China Holdings Ltd.	Food Products	52,000	38,994
	Weifu High-Technology Group Co. Ltd., A	Auto Components	1,200	4,331
	Weihai Guangwei Composites Co. Ltd., A	Chemicals	400	4,226
	Wens Foodstuffs Group Co. Ltd.	Food Products	8,400	21,662
	Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co. Ltd.	Entertainment	3,200	10,710
	Wuliangye Yibin Co. Ltd., A	Beverages	4,500	183,794
	Xiamen C & D Inc., A	Trading Companies & Distributors	2,800	3,593
b	Yadea Group Holdings Ltd., Reg S	Automobiles	12,000	26,641
	Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	2,400	4,839
	Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	32,000	37,868
	Yealink Network Technology Corp. Ltd.	Communications Equipment	1,000	10,390
a	Yihai International Holding Ltd.	Food Products	8,400	86,977
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	136,000	30,788
	Yunda Holding Co. Ltd.	Air Freight & Logistics	2,650	5,671
	Zhejiang Longsheng Group Co. Ltd., A	Chemicals	2,000	4,414
	Zhejiang NHU Co. Ltd.	Pharmaceuticals	2,400	13,984
	Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	2,400	3,705
	Zhejiang Supor Co. Ltd.	Household Durables	800	8,724
	Zhejiang Weixing New Building Materials Co. Ltd.	Building Products	2,000	7,700
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	3,594
	Zhengzhou Yutong Bus Co. Ltd., A	Machinery	1,600	3,499
d	ZTO Express Cayman Inc., ADR	Air Freight & Logistics	5,980	174,317

				6,694,325

	Colombia 0.3%
	Ecopetrol SA	Oil, Gas & Consumable Fuels	108,148	69,627

	Egypt 0.1%
	Eastern Co. SAE	Tobacco	32,824	23,849
	ElSewedy Electric Co.	Electrical Equipment	21,804	12,513

				36,362

	Greece 0.3%
	Hellenic Telecommunications Organization SA	Diversified Telecommunication Services	2,660	42,768
	JUMBO SA	Specialty Retail	1,180	21,676

				64,444

	Hong Kong 0.5%
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	24,000	51,924
	The Wharf Holdings Ltd.	Real Estate Management & Development	24,000	63,593

				115,517

	India 12.8%
	Asian Paints Ltd.	Chemicals	6,248	216,836
	Bajaj Auto Ltd.	Automobiles	1,820	91,371
	Bharti Infratel Ltd.	Diversified Telecommunication Services	7,908	26,499

34	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	India (continued)
	Britannia Industries Ltd.	Food Products		1,964	$97,377
	Coal India Ltd.	Oil, Gas & Consumable Fuels		40,072	71,442
	Colgate-Palmolive (India) Ltd.	Personal Products		2,448	52,210
	Container Corp. of India Ltd.	Road & Rail		2,868	23,457
	Dabur India Ltd.	Personal Products		11,544	85,340
	Eicher Motors Ltd.	Automobiles		2,916	103,854
	GAIL India Ltd.	Gas Utilities		37,992	70,410
	HCL Technologies Ltd.	IT Services		20,772	279,176
b,c	HDFC Asset Management Co. Ltd., 144A, Reg S	Capital Markets		1,172	46,791
	Hero Motocorp Ltd.	Automobiles		2,668	106,320
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels		16,472	52,831
	Hindustan Unilever Ltd.	Household Products		7,936	263,923
	Indraprastha Gas Ltd.	Gas Utilities		4,300	30,133
	Infosys Ltd.	IT Services		15,232	285,010
	IPCA Laboratories Ltd.	Pharmaceuticals		728	18,956
	ITC Ltd.	Tobacco		81,368	243,168
b	Larsen & Toubro Infotech Ltd., Reg S	IT Services		580	32,162
	Marico Ltd.	Personal Products		12,056	67,821
	Nestle India Ltd.	Food Products		772	181,245
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels		54,932	76,748
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods		132	54,735
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels		14,236	43,742
	Pidilite Industries Ltd.	Chemicals		3,016	74,639
	REC Ltd.	Diversified Financial Services		15,452	27,718
	Tata Consultancy Services Ltd.	IT Services		6,436	279,737
	Tech Mahindra Ltd.	IT Services		11,664	158,168

					3,161,819

	Indonesia 2.1%
	Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels		337,600	27,310
a	Gudang Garam Tbk PT	Tobacco		10,000	24,905
	Indofood CBP Sukses Makmur Tbk PT	Food Products		50,000	31,670
	Indofood Sukses Makmur Tbk PT	Food Products		48,800	22,174
	Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk, B	Diversified Telecommunication Services		1,008,800	237,528
	Unilever Indonesia Tbk PT	Household Products		220,400	99,768
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels		42,000	63,976

					507,331

	Kuwait 0.2%
	Mobile Telecommunications Co. KSCP	Wireless Telecommunication Services		24,300	48,640

	Malaysia 1.9%
	AMMB Holdings Bhd.	Beverages		18,400	13,002
	Digi.com Bhd.	Wireless Telecommunication Services		82,400	72,335
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies		42,800	92,175
	Kossan Rubber Industries	Health Care Equipment & Supplies		15,200	11,950
	Nestle (Malaysia) Bhd.	Food Products		2,000	65,115
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels		4,800	23,198
	Petronas Gas Bhd.	Gas Utilities		17,200	66,369
	Supermax Corp. Bhd	Health Care Equipment & Supplies		21,262	19,537
	Top Glove Corp. Bhd.	Health Care Equipment & Supplies		79,200	86,334
	Westports Holdings Bhd.	Transportation Infrastructure		20,800	21,068

					471,083

	Mexico 2.7%
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	61,552	71,869
	Grupo Mexico SAB de CV, B	Metals & Mining		46,848	246,049

franklintempleton.com	Annual Report	35

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Mexico (continued)
	Kimberly-Clark de Mexico SAB de CV, A	Household Products	38,972	$66,533
	Megacable Holdings SAB de CV	Media	6,736	24,112
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	80,192	252,681

				661,244

	Pakistan 0.1%
	MCB Bank Ltd.	Banks	9,629	10,855
	Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	19,952	13,277

				24,132

	Philippines 0.5%
	Globe Telecom Inc.	Wireless Telecommunication Services	880	34,085
	Manila Electric Co.	Electric Utilities	5,600	31,382
	Metro Pacific Investments Corp.	Diversified Financial Services	244,000	18,801
	PLDT Inc.	Wireless Telecommunication Services	1,500	37,734

				122,002

	Poland 0.4%
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	4,640	74,621
	Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	18,888	28,787

				103,408

	Qatar 1.5%
	Industries Qatar QSC	Industrial Conglomerates	41,636	136,652
	Masraf Al Rayan QSC	Banks	74,972	88,335
	Mesaieed Petrochemical Holding Co.	Chemicals	87,080	44,485
	Qatar Electricity & Water Co. QSC	Multi-Utilities	12,832	59,843
	Qatar Fuel QSC	Oil, Gas & Consumable Fuels	10,348	48,742

				378,057

	Russia 10.8%
	Alrosa PJSC	Metals & Mining	77,268	108,199
	Gazprom PJSC	Oil, Gas & Consumable Fuels	93,324	282,065
	Inter RAO UES PJSC	Electric Utilities	1,151,664	78,233
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	3,492	282,967
	MMC Norilsk Nickel PJSC	Metals & Mining	832	262,098
	Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	13,128	109,487
	Moscow Exchange MICEX	Capital Markets	28,840	66,373
	NLMK PJSC	Metals & Mining	39,212	125,302
b	Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	1,368	270,180
b	PhosAgro PJSC, GDR, Reg S	Chemicals	3,784	65,917
	Polymetal International PLC	Metals & Mining	6,228	122,385
	Polyus Gold OJSC	Metals & Mining	932	172,587
	Rosneft PJSC	Oil, Gas & Consumable Fuels	26,044	196,885
	Severstal PAO	Metals & Mining	8,068	164,418
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	179,832	82,274
	Tatneft PAO	Oil, Gas & Consumable Fuels	33,516	265,354

				2,654,724

	Saudi Arabia 4.1%
	Abdullah Al Othaim Markets Co.	Food & Staples Retailing	784	26,423
	Advanced Petrochemical Co.	Chemicals	2,712	52,788
	Al-Rajhi Bank	Banks	11,524	303,586
a	Bupa Arabia for Cooperative Insurance Co.	Insurance	1,068	34,058
	Jarir Marketing Co.	Specialty Retail	1,584	76,869
	Saudi Airlines Catering Co.	Hotels, Restaurants & Leisure	964	19,535
	Saudi Arabian Fertilizer Co.	Chemicals	4,296	112,715
	Saudi Cement Co.	Construction Materials	1,612	28,540

36	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Saudi Arabia (continued)
	Saudi Telecom Co.	Diversified Telecommunication Services	7,916	$267,638
	Yanbu National Petrochemical Co.	Chemicals	5,040	92,995

				1,015,147

	South Africa 3.7%
	African Rainbow Minerals Ltd.	Metals & Mining	1,468	27,648
	AngloGold Ashanti Ltd.	Metals & Mining	7,292	158,934
	Clicks Group Ltd.	Food & Staples Retailing	5,816	94,687
	Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	7,460	87,835
	Impala Platinum Holdings Ltd.	Metals & Mining	8,728	161,796
	Kumba Iron Ore Ltd.	Metals & Mining	2,292	94,451
	Mr. Price Group Ltd.	Specialty Retail	6,932	90,890
	Tiger Brands Ltd.	Food Products	3,528	50,353
	Vodacom Group Ltd.	Wireless Telecommunication Services	16,312	139,477

				906,071

	South Korea 8.1%
	BGF Retail Co. Ltd.	Food & Staples Retailing	148	20,662
	Coway Co. Ltd.	Household Durables	1,204	69,681
	Hana Financial Group Inc.	Banks	6,976	263,815
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	1,324	28,662
	Industrial Bank of Korea	Banks	6,760	54,713
	KB Financial Group Inc.	Banks	5,360	266,165
	Korea Zinc Co. Ltd.	Metals & Mining	156	56,308
	KT&G Corp.	Tobacco	2,836	203,977
	Kumho Petrochemical Co. Ltd.	Chemicals	348	81,484
	NCSoft Corp.	Entertainment	316	243,753
a	Pearl Abyss Corp.	Entertainment	128	34,846
	S-1 Corp.	Commercial Services & Supplies	372	26,854
	Samsung Card Co. Ltd.	Consumer Finance	605	18,416
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,324	239,075
	Seegene Inc.	Biotechnology	224	25,750
	Shinhan Financial Group Co. Ltd.	Banks	7,496	248,045
	Woori Financial Group Inc.	Banks	11,408	101,808

				1,984,014

	Taiwan 12.3%
	Accton Technology Corp.	Communications Equipment	11,260	108,918
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	7,435	92,244
	Asia Cement Corp.	Construction Materials	40,000	67,010
	ASMedia Technology Inc.	Semiconductors & Semiconductor Equipment	320	16,711
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	12,000	156,661
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	14,280	105,850
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	15,860	56,419
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	58,880	230,089
	Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	3,800	63,926
a	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	33,000	74,135
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	9,076	62,027
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	4,980	130,901
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	1,840	207,002
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	48,000	105,646
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	12,000	73,178
	Nien Made Enterprise Co. Ltd.	Household Durables	4,500	62,769
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	14,080	283,742
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	22,000	57,134
	Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	14,600	53,983
	Ruentex Development Co. Ltd.	Real Estate Management & Development	15,000	26,023
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	24,000	45,842

franklintempleton.com	Annual Report	37

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
	Taiwan Cement Corp.	Construction Materials	96,201	$157,789
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	37,400	128,717
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	13,080	269,091
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	124,000	218,161
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	22,000	83,272
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	6,400	55,963
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	1,280	37,817

				3,031,020

	Thailand 1.7%
	Advanced Info Service PCL	Wireless Telecommunication Services	32,400	179,885
	Bumrungrad Hospital PCL	Health Care Providers & Services	9,600	41,779
	Home Product Center PCL, NVDR	Specialty Retail	100,800	47,739
	Intouch Holdings PCL	Wireless Telecommunication Services	61,200	113,587
	Krung Thai Bank PCL	Banks	39,200	15,304
	Osotspa PCL, NVDR	Beverages	14,400	16,243

				414,537

	Turkey 1.3%
	Aselsan Elektronik Sanayi Ve Ticaret A/S	Aerospace & Defense	11,248	20,318
	BIM Birlesik Magazalar A/S	Food & Staples Retailing	11,768	100,386
	Eregli Demir ve Celik Fabrikalari TAS	Metals & Mining	38,116	70,279
	Ford Otomotiv Sanayi AS	Automobiles	2,068	48,300
	Haci Omer Sabanci Holding A/S	Diversified Financial Services	16,392	17,033
	Turkcell Iletisim Hizmetleri A/S	Wireless Telecommunication Services	28,756	52,014
a	Turkiye Is Bankasi A/S, C	Banks	35,108	20,447

				328,777

	United Arab Emirates 1.5%
	Aldar Properties PJSC	Real Estate Management & Development	79,456	81,335
	Dubai Islamic Bank PJSC	Banks	38,724	47,968
	Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	41,868	246,661

				375,964

	Total Common Stocks (Cost $19,967,741)			24,192,553

	Preferred Stocks 1.6%
	Brazil 0.9%
e	Companhia Paranaense de Energia, 43.478%, pfd.	Electric Utilities	12,000	15,162
e	Itausa SA, 2.490%, pfd.	Banks	108,400	198,244

				213,406

	Chile 0.0%†
e	Embotelladora Andina SA, 5.990%, pfd., B	Beverages	3,732	9,922

	Russia 0.5%
e	Surgutneftegas PJSC, 2.310%, pfd.	Oil, Gas & Consumable Fuels	210,708	117,186

	South Korea 0.2%
e	LG Household & Health Care Ltd., 1.613%, pfd.	Personal Products	36	21,789
e	Samsung Electronics Co. Ltd., 4.103%, pfd.	Technology Hardware, Storage & Peripherals	612	39,475

				61,264

	Total Preferred Stocks (Cost $386,464)			401,778

	Total Investments before Short Term Investments (Cost $20,354,205)			24,594,331

38	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Short Term Investments (Cost $33,900) 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	United States 0.1%
f,g	Institutional Fiduciary Trust Portfolio, 0.01%	Money Market Funds	33,900	$33,900

	Total Investments (Cost $20,388,105) 100.0%			24,628,231
	Other Assets, less Liabilities 0.0%†			(1,440)

	Net Assets 100.0%			$24,626,791

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $495,457, representing 2.0% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $100,557, representing 0.4% of net assets.

dA portion or all of the security is on loan at March 31, 2021 .

eVariable rate security. The rate shown represents the yield at period end.

fSee Note 5 regarding investments in affiliated management investment companies.

gThe rate shown is the annualized seven-day effective yield at period end.

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
MSCI Emerging Markets Index	Long	1	$66,125	6/18/21	$173

*As of Period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	39

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Global Dividend ETF

	Year Ended March 31,

	2021		2020	2019	2018	2017[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$23.32		$28.20	$28.22	$27.31	$25.43

Income from investment operations[b]:

Net investment income[c]	0.92		1.04	0.95	0.86	0.67

Net realized and unrealized gains (losses)	9.95		(4.90)	(0.02)	1.03	1.79

Total from investment operations	10.87		(3.86)	0.93	1.89	2.46

Less distributions from net investment income	(0.90)		(1.02)	(0.95)	(0.98)	(0.58)

Net asset value, end of year	$33.29		$23.32	$28.20	$28.22	$27.31

Total return[d]	47.20%		(14.34)%	3.51%	6.91%	9.79%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.45%		0.45%	0.45%	0.75%[f]	0.98%

Expenses net of waiver and payments by affiliates	0.45%		0.45%	0.45%	0.45%[f]	0.45%

Net investment income	3.21%		3.60%	3.43%	3.05%	3.11%

Supplemental data

Net assets, end of year (000’s)	$26,632		$18,653	$16,920	$16,933	$27,306

Portfolio turnover rate[g]	42.38%	[h]	19.79% [h]	25.75%	43.32%	13.38%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	42.38%	19.79%

40	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin LibertyQ Global Dividend ETF

		Industry	Shares	Value
	Common Stocks 98.2%
	Australia 5.3%
	Australian Stock Exchange Ltd.	Capital Markets	3,496	$189,187
	Commonwealth Bank of Australia	Banks	8,660	567,906
	Macquarie Group Ltd.	Capital Markets	4,824	561,528
	Sonic Healthcare Ltd.	Health Care Providers & Services	3,104	82,958

				1,401,579

	Belgium 0.2%
	Proximus SADP	Diversified Telecommunication Services	2,260	49,298

	Canada 6.7%
	Canadian Imperial Bank of Commerce	Banks	4,856	475,419
	IGM Financial Inc.	Capital Markets	1,748	53,267
	Royal Bank of Canada	Banks	6,172	569,001
	TELUS Corp.	Diversified Telecommunication Services	4,280	85,236
	The Toronto-Dominion Bank	Banks	9,404	613,241

				1,796,164

	China 1.4%
	China Vanke Co. Ltd., A	Real Estate Management & Development	7,700	35,207
	China Vanke Co. Ltd., H	Real Estate Management & Development	23,200	90,867
	Far East Horizon Ltd.	Diversified Financial Services	29,000	34,840
	Hubei Jumpcan Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	1,217
a,b	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	30,500	202,040

				364,171

	Denmark 0.2%
	Tryg AS	Insurance	2,616	61,845

	Finland 2.9%
	Elisa OYJ	Diversified Telecommunication Services	2,288	137,520
	Kone OYJ, B	Machinery	5,556	454,877
	Orion OYJ	Pharmaceuticals	1,236	49,638
	UPM-Kymmene OYJ	Paper & Forest Products	3,548	127,726

				769,761

	Germany 2.6%
	Allianz SE	Insurance	2,080	530,605
	Hannover Rueck SE	Insurance	852	156,011

				686,616

	Hong Kong 0.1%
	Sino Land Co. Ltd.	Real Estate Management & Development	28,000	38,969

	Indonesia 0.4%
	Bank Rakyat Indonesia Persero Tbk PT	Banks	362,900	109,932

	Japan 8.3%
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	1,900	220,606
	Japan Tobacco Inc.	Tobacco	8,100	155,769
	KDDI Corp.	Wireless Telecommunication Services	16,500	506,946
	Lawson Inc.	Food & Staples Retailing	560	27,519
	MS&AD Insurance Group Holdings Inc.	Insurance	5,900	173,476
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	9,400	241,763
	Nomura Real Estate Holdings Inc.	Real Estate Management & Development	1,200	28,941
	ORIX Corp.	Diversified Financial Services	20,200	341,481
	Sekisui House Ltd.	Household Durables	7,300	156,834
	Tokio Marine Holdings Inc.	Insurance	7,200	343,059

				2,196,394

franklintempleton.com	Annual Report	41

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Dividend ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Macau 0.9%
c	Sands China Ltd.	Hotels, Restaurants & Leisure	50,400	$251,856

	Malaysia 0.1%
	Petronas Gas Bhd.	Gas Utilities	5,400	20,837

	Mexico 0.2%
c	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	4,284	44,736

	New Zealand 0.4%
	Spark New Zealand Ltd.	Diversified Telecommunication Services	36,436	114,320

	Norway 0.2%
	Orkla ASA	Food Products	5,476	53,783

	Philippines 0.1%
	Globe Telecom Inc.	Wireless Telecommunication Services	360	13,944

	Qatar 1.8%
	Masraf Al Rayan QSC	Banks	50,924	60,001
	Qatar International Islamic Bank QSC	Banks	5,640	13,538
	Qatar Islamic Bank SAQ	Banks	17,104	77,323
	Qatar National Bank SAQ	Banks	68,352	337,724

				488,586

	Russia 0.8%
	Polymetal International PLC	Metals & Mining	1,912	37,572
	Tatneft PAO	Oil, Gas & Consumable Fuels	21,328	168,859

				206,431

	Saudi Arabia 2.2%
	Al-Rajhi Bank	Banks	10,896	287,043
	Jarir Marketing Co.	Specialty Retail	968	46,975
	National Commercial Bank	Banks	16,896	239,222

				573,240

	Singapore 2.5%
	DBS Group Holdings Ltd.	Banks	18,200	389,981
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	118,200	214,653
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	4,000	59,720

				664,354

	South Africa 0.3%
	Mr. Price Group Ltd.	Specialty Retail	5,040	66,083
	Rand Merchant Investment Holdings Ltd.	Insurance	9,728	20,179

				86,262

	South Korea 0.1%
	Coway Co. Ltd.	Household Durables	608	35,188

	Spain 0.3%
	Red Electrica Corp. SA	Electric Utilities	4,744	84,192

	Switzerland 6.9%
	Novartis AG	Pharmaceuticals	5,668	486,431
	Roche Holding AG	Pharmaceuticals	1,448	469,948
	SGS SA	Professional Services	98	279,167
	Swisscom AG	Diversified Telecommunication Services	168	90,502
	Zurich Insurance Group AG	Insurance	1,196	512,635

				1,838,683

42	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Dividend ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan 2.8%
	Chailease Holding Co. Ltd.	Diversified Financial Services	18,100	$124,968
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	28,200	580,149
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	14,000	52,991

				758,108

	Turkey 0.1%
	Ford Otomotiv Sanayi AS	Automobiles	1,140	26,626

	United Arab Emirates 0.3%
	Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	12,336	72,676

	United Kingdom 7.5%
	GlaxoSmithKline PLC	Pharmaceuticals	26,872	477,530
	Legal & General Group PLC	Insurance	79,840	307,443
	Schroders PLC	Capital Markets	1,668	80,547
	Smiths Group PLC	Industrial Conglomerates	4,816	102,161
	St. James’s Place Capital PLC	Capital Markets	6,560	115,308
	Unilever PLC	Personal Products	16,372	916,188

				1,999,177

	United States 42.6%
	Altria Group Inc.	Tobacco	12,228	625,584
	Cisco Systems Inc.	Communications Equipment	11,896	615,142
	Cummins Inc.	Machinery	2,104	545,167
	Eaton Corp. PLC	Electrical Equipment	2,772	383,312
	Emerson Electric Co.	Electrical Equipment	6,402	577,588
	Fidelity National Financial Inc.	Insurance	3,020	122,793
	Garmin Ltd.	Household Durables	2,692	354,940
	Gilead Sciences Inc.	Biotechnology	8,076	521,952
	International Business Machines Corp.	IT Services	4,204	560,225
	Johnson & Johnson	Pharmaceuticals	3,332	547,614
	Kimberly-Clark Corp.	Household Products	3,488	485,006
	Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	4,756	288,975
	LyondellBasell Industries NV, A	Chemicals	4,360	453,658
	Maxim Integrated Products Inc.	Semiconductors & Semiconductor Equipment	5,960	544,565
	Merck & Co. Inc.	Pharmaceuticals	6,128	472,408
	Nucor Corp.	Metals & Mining	2,276	182,695
	Packaging Corp. of America	Containers & Packaging	1,116	150,080
	Paychex Inc.	IT Services	5,352	524,603
	Philip Morris International Inc.	Tobacco	6,348	563,322
	QUALCOMM Inc.	Semiconductors & Semiconductor Equipment	3,340	442,851
	Seagate Technology PLC	Technology Hardware, Storage & Peripherals	4,276	328,183
	Target Corp.	Multiline Retail	2,944	583,118
	The Coca-Cola Co.	Beverages	9,352	492,944
	The Procter & Gamble Co.	Household Products	3,516	476,172
	United Parcel Service Inc., B	Air Freight & Logistics	2,916	495,691

				11,338,588

	Total Common Stocks (Cost $22,794,313)			26,146,316

	Preferred Stocks (Cost $455,703) 1.5%
	Brazil 1.5%
d	Itau Unibanco Holding SA, 1.949%, pfd.	Banks	79,400	393,553

	Total Investments (Cost $23,250,016) 99.7%			26,539,869
	Other Assets, less Liabilities 0.3%			92,017

	Net Assets 100.0%			$26,631,886

franklintempleton.com	Annual Report	43

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Dividend ETF (continued)

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the value of this security was $202,040, representing 0.8% of net assets.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the value of this security was $202,040, representing 0.8% of net assets.

cNon-income producing.

dVariable rate security. The rate shown represents the yield at period end.

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI All Country World Index	Long	2	$68,770	6/18/21	$(683)

*As of period end.

44	Annual Report| The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Global Equity ETF

	Year Ended March 31,

	2021		2020	2019	2018		2017[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$26.77		$30.90	$30.14	$27.18		$25.32

Income from investment operations[b]:

Net investment income[c]	0.81		0.90	0.89	0.74		0.56

Net realized and unrealized gains (losses)	10.97		(4.00)	0.67	3.01		1.92

Total from investment operations	11.78		(3.10)	1.56	3.75		2.48

Less distributions from net investment income	(0.90)		(1.03)	(0.80)	(0.79)		(0.62)

Net asset value, end of year	$37.65		$26.77	$30.90	$30.14		$27.18

Total return[d]	44.55%		(10.53)%	5.44%	13.91%		9.95%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.35%		0.35%	0.35%	0.90%	[f]	1.04%

Expenses net of waiver and payments by affiliates	0.34%		0.34%	0.34%	0.35%	[f]	0.35%

Net investment income	2.45%		2.86%	2.99%	2.53%		2.60%

Supplemental data

Net assets, end of year (000’s)	$15,059		$16,059	$24,721	$18,082		$21,744

Portfolio turnover rate[g]	31.70%	[h]	27.85% [h]	34.99%	35.01%		13.84%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	31.70%	27.85%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	45

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin LibertyQ Global Equity ETF

		Industry		Shares	Value
	Common Stocks and Other Equity Interests 98.3%
	Australia 4.7%
	AGL Energy Ltd.	Multi-Utilities		822	$6,042
	Aurizon Holdings Ltd.	Road & Rail		2,360	7,010
	BHP Group Ltd.	Metals & Mining		3,776	130,282
	Brambles Ltd.	Commercial Services & Supplies		1,742	14,038
a	Cimic Group Ltd.	Construction & Engineering		76	1,018
	Coca-Cola Amatil Ltd.	Beverages		504	5,155
	Coles Group Ltd.	Food & Staples Retailing		1,498	18,267
	CSL Ltd.	Biotechnology		560	112,880
	Evolution Mining Ltd.	Metals & Mining		1,606	4,991
	Fortescue Metals Group Ltd.	Metals & Mining		3,426	52,162
	Magellan Financial Group Ltd.	Capital Markets		144	4,954
	Medibank Private Ltd.	Insurance		4,082	8,705
	Newcrest Mining Ltd.	Metals & Mining		718	13,354
	Northern Star Resources Ltd.	Metals & Mining		648	4,679
	REA Group Ltd.	Interactive Media & Services		62	6,693
	Rio Tinto Ltd.	Metals & Mining		584	49,262
	Rio Tinto PLC	Metals & Mining		1,698	130,022
	Sonic Healthcare Ltd.	Health Care Providers & Services		456	12,187
	Telstra Corp. Ltd.	Diversified Telecommunication Services		5,156	13,352
	Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels		42	1,010
	Wesfarmers Ltd.	Multiline Retail		1,522	61,057
	Woolworths Group Ltd.	Food & Staples Retailing		1,448	45,074

					702,194

	Austria 0.0%†
	OMV AG	Oil, Gas & Consumable Fuels		74	3,762

	Belgium 0.1%
	Colruyt SA	Food & Staples Retailing		72	4,304
	Proximus SADP	Diversified Telecommunication Services		180	3,926

					8,230

	Brazil 0.6%
	Ambev SA	Beverages		4,400	11,922
	BB Seguridade Participacoes SA	Insurance		1,200	5,157
	Engie Brasil Energia SA	Independent Power and Renewable Electricity Producers		200	1,483
	Hypera SA	Pharmaceuticals		400	2,270
	Telefonica Brasil SA	Diversified Telecommunication Services		600	4,703
	TIM SA	Wireless Telecommunication Services		1,200	2,694
	Vale SA	Metals & Mining		3,800	65,973

					94,202

	Canada 2.4%
	Algonquin Power & Utilities Corp.	Multi-Utilities		440	6,970
	Alimentation Couche-Tard Inc., B	Food & Staples Retailing		444	14,314
	B2Gold Corp.	Metals & Mining		1,056	4,546
	BCE Inc.	Diversified Telecommunication Services		186	8,395
	Canadian Apartment Properties REIT	Equity Real Estate Investment Trusts (REITs	)	80	3,428
	Canadian National Railway Co.	Road & Rail		766	88,884
a	CGI Inc., A	IT Services		230	19,156
	Constellation Software Inc.	Software		24	33,513
	Dollarama Inc.	Multiline Retail		166	7,333
	Empire Co. Ltd., A	Food & Staples Retailing		156	4,863
	Franco-Nevada Corp.	Metals & Mining		198	24,811
	Hydro One Ltd.	Electric Utilities		280	6,521
	IGM Financial Inc.	Capital Markets		70	2,133
	Keyera Corp.	Oil, Gas & Consumable Fuels		152	3,159
	Kirkland Lake Gold Ltd.	Metals & Mining		334	11,278

46	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
	Magna International Inc.	Auto Components		352	$30,998
	Metro Inc., A	Food & Staples Retailing		284	12,954
	Power Corp. of Canada	Insurance		580	15,242
	Quebecor Inc., B	Media		154	4,134
	RioCan Real Estate Investment Trust	Equity Real Estate Investment Trusts (REITs	)	168	2,601
	Rogers Communications Inc., B	Wireless Telecommunication Services		346	15,953
	Saputo Inc.	Food Products		224	6,735
	Shaw Communications Inc.	Media		376	9,777
	TELUS Corp.	Diversified Telecommunication Services		416	8,285
	Wheaton Precious Metals Corp.	Metals & Mining		420	16,040

					362,023

	Chile 0.1%
	Colbun SA	Independent Power and Renewable Electricity Producers		10,188	1,988
	Compania Cervecerias Unidas SA	Beverages		138	1,214
	Enel Americas SA	Electric Utilities		33,256	5,560
a	Enel Chile SA	Electric Utilities		32,890	2,567

					11,329

	China 3.6%
	A-Living Services Co. Ltd., H	Commercial Services & Supplies		500	2,219
	Agricultural Bank of China Ltd., A	Banks		1,000	518
	Agricultural Bank of China Ltd., H	Banks		36,000	14,401
	Anhui Conch Cement Co. Ltd., A	Construction Materials		400	3,123
	Anhui Conch Cement Co. Ltd., H	Construction Materials		1,670	10,858
	Bank of Beijing Co. Ltd., A	Banks		600	439
	Bank of China Ltd., A	Banks		3,200	1,634
	Bank of China Ltd., H	Banks		104,000	39,596
	Bank of Communications Co. Ltd., A	Banks		2,000	1,509
	Bank of Communications Co. Ltd., H	Banks		10,000	6,367
	Baoshan Iron & Steel Co. Ltd., A	Metals & Mining		1,200	1,478
	Beijing Enterprises Holdings Ltd.	Gas Utilities		1,000	3,531
	Brilliance China Automotive Holdings Ltd.	Automobiles		4,000	3,756
	China Cinda Asset Management Co. Ltd., H	Capital Markets		12,000	2,500
	China CITIC Bank Corp. Ltd., H	Banks		10,000	5,081
	China Conch Venture Holdings Ltd.	Construction & Engineering		2,000	9,403
	China Construction Bank Corp., H	Banks		100,000	84,122
	China Everbright Bank Co. Ltd., A	Banks		800	497
	China Everbright Bank Co. Ltd., H	Banks		6,000	2,616
b,c	China Feihe Ltd., 144A, Reg S	Food Products		2,000	5,660
	China Hongqiao Group Ltd.	Metals & Mining		2,000	2,670
	China Medical System Holdings Ltd.	Pharmaceuticals		2,000	3,957
	China Minsheng Banking Corp. Ltd., A	Banks		600	462
	China Minsheng Banking Corp. Ltd., H	Banks		8,000	4,641
	China National Building Material Co. Ltd., H	Construction Materials		2,000	2,886
	China Pacific Insurance Group Co. Ltd., A	Insurance		200	1,153
	China Pacific Insurance Group Co. Ltd., H	Insurance		2,000	7,885
	China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels		2,000	1,320
	China Railway Group Ltd., H	Construction & Engineering		2,000	1,057
	China Resources Cement Holdings Ltd.	Construction Materials		4,000	4,492
	China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels		800	2,451
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels		5,000	10,303
	China Taiping Insurance Holdings Co. Ltd.	Insurance		400	815
	China Yangtze Power Co. Ltd., A	Independent Power and Renewable Electricity Producers		1,200	3,921
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks		2,000	862

franklintempleton.com	Annual Report	47

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	1,500	$15,204
	Dali Foods Group Co. Ltd.	Food Products	3,000	1,706
	Daqin Railway Co. Ltd., A	Road & Rail	2,800	2,991
	Dongfeng Motor Group Co. Ltd., H	Automobiles	4,000	3,715
	East Money Information Co. Ltd.	Capital Markets	400	1,662
	Far East Horizon Ltd.	Diversified Financial Services	4,000	4,805
	Focus Media Information Technology Co. Ltd.	Media	460	651
	Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	240	5,845
	Fuyao Glass Industry Group Co. Ltd., A	Auto Components	400	2,809
	Fuyao Group Glass Industries Co. Ltd., H	Auto Components	400	2,380
	Great Wall Motor Co. Ltd., H	Automobiles	2,000	5,544
a	GSX Techedu Inc., ADR	Diversified Consumer Services	64	2,168
	Guangdong Investment Ltd.	Water Utilities	4,000	6,514
	Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	1,600	2,111
	Henan Shuanghui Investment & Development Co. Ltd.	Food Products	200	1,250
	Hualan Biological Engineering Inc.	Biotechnology	400	2,423
	Industrial and Commercial Bank of China Ltd.	Banks	3,200	2,702
	Industrial and Commercial Bank of China Ltd., H	Banks	66,000	47,371
	Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	400	2,440
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	2,000	2,490
	Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	200	2,727
	Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	200	5,020
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	1,000	5,402
	Kweichow Moutai Co. Ltd., A	Beverages	67	20,515
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	2,000	1,839
b,c	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	2,000	13,248
	LONGi Green Energy Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	200	2,682
	Luzhou Laojiao Co. Ltd., A	Beverages	100	3,430
	Muyuan Foods Co. Ltd.	Food Products	170	2,592
	NetEase Inc., ADR	Entertainment	304	31,391
	New Hope Liuhe Co. Ltd.	Food Products	400	1,219
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	2,000	2,927
	PICC Property and Casualty Co. Ltd., H	Insurance	4,000	3,468
b	Postal Savings Bank of China Co. Ltd., H	Banks	8,000	5,979
	SAIC Motor Corp Ltd	Automobiles	400	1,199
	Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	200	337
	Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	200	1,145
	Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	400	785
	Shanghai Pudong Development Bank Co. Ltd., A	Banks	400	670
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	100	5,072
	Shenzhen Goodix Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	200	3,416
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	2,000	3,349
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	100	6,083
	Sinotruk Hong Kong Ltd.	Machinery	1,000	2,997
	The People’s Insurance Co. Group of China Ltd., H	Insurance	6,000	1,945
a	Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	234	6,987
	Wanhua Chemical Group Co. Ltd., A	Chemicals	200	3,219
	Want Want China Holdings Ltd.	Food Products	4,000	3,000
	Wens Foodstuffs Group Co. Ltd.	Food Products	720	1,857
	Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co. Ltd.	Entertainment	400	1,339
	Wuliangye Yibin Co. Ltd., A	Beverages	300	12,253
a	Yihai International Holding Ltd.	Food Products	600	6,213
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	8,000	1,811

48	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Zhejiang NHU Co. Ltd.	Pharmaceuticals		200	$1,165
	ZTO Express Cayman Inc., ADR	Air Freight & Logistics		284	8,279

					540,524

	Colombia 0.0%†
	Ecopetrol SA	Oil, Gas & Consumable Fuels		5,884	3,788

	Denmark 1.3%
	Coloplast AS, B	Health Care Equipment & Supplies		192	28,940
	Novo Nordisk AS, B	Pharmaceuticals		2,046	138,950
	Novozymes AS	Chemicals		174	11,172
	Pandora AS	Textiles, Apparel & Luxury Goods		162	17,398
	Tryg AS	Insurance		108	2,553

					199,013

	Egypt 0.0%†
	Eastern Co. SAE	Tobacco		2,424	1,761
	ElSewedy Electric Co.	Electrical Equipment		742	426

					2,187

	Finland 0.4%
	Elisa OYJ	Diversified Telecommunication Services		160	9,617
	Kone OYJ, B	Machinery		288	23,579
	Orion OYJ	Pharmaceuticals		138	5,542
	UPM-Kymmene OYJ	Paper & Forest Products		408	14,688

					53,426

	France 0.4%
	Biomerieux	Health Care Equipment & Supplies		30	3,826
	Hermes International	Textiles, Apparel & Luxury Goods		38	42,160
	Ipsen SA	Pharmaceuticals		14	1,204
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	98	2,290
	Sartorius Stedim Biotech	Life Sciences Tools & Services		22	9,081

					58,561

	Germany 0.1%
a	HelloFresh SE	Internet & Direct Marketing Retail		90	6,727
	Hochtief AG	Construction & Engineering		16	1,435
	Rational AG	Machinery		4	3,115

					11,277

	Greece 0.0%†
	Hellenic Telecommunications Organization SA	Diversified Telecommunication Services		204	3,280
	JUMBO SA	Specialty Retail		112	2,057

					5,337

	Hong Kong 0.7%
	CK Asset Holdings Ltd.	Real Estate Management & Development		2,000	12,142
	CK Hutchison Holdings Ltd.	Industrial Conglomerates		1,500	11,953
	HKT Trust and HKT Ltd.	Diversified Telecommunication Services		6,000	8,551
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates		200	13,078
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components		1,000	2,164
	Power Assets Holdings Ltd.	Electric Utilities		1,500	8,856
	Sino Land Co. Ltd.	Real Estate Management & Development		4,000	5,567
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development		1,000	15,152
	The Wharf Holdings Ltd.	Real Estate Management & Development		2,000	5,299
c	WH Group Ltd., Reg S	Food Products		5,000	4,052

franklintempleton.com	Annual Report	49

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Hong Kong (continued)
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	1,000	$5,602
	Xinyi Glass Holdings Ltd.	Building Products	2,000	6,534

				98,950

	India 1.0%
	Bajaj Auto Ltd.	Automobiles	70	3,514
	Eicher Motors Ltd.	Automobiles	100	3,561
	Hero Motocorp Ltd.	Automobiles	100	3,985
	Hindustan Unilever Ltd.	Household Products	880	29,266
	Infosys Ltd., ADR	IT Services	4,208	78,774
	Tata Consultancy Services Ltd.	IT Services	800	34,772

				153,872

	Indonesia 0.2%
	Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	13,000	1,052
a	Gudang Garam Tbk PT	Tobacco	600	1,494
	Indofood CBP Sukses Makmur Tbk PT	Food Products	3,000	1,900
	Indofood Sukses Makmur Tbk PT	Food Products	3,200	1,454
	Kalbe Farma Tbk PT	Pharmaceuticals	16,600	1,794
	Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk, B	Diversified Telecommunication Services	60,600	14,269
	Unilever Indonesia Tbk PT	Household Products	12,000	5,432
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels	2,000	3,047

				30,442

	Israel 0.1%
	Azrieli Group Ltd.	Real Estate Management & Development	28	1,731
a	Check Point Software Technologies Ltd.	Software	156	17,467
	ICL Group Ltd.	Chemicals	606	3,556

				22,754

	Italy 0.9%
	DiaSorin SpA	Health Care Equipment & Supplies	26	4,180
	Enel SpA	Electric Utilities	7,496	74,824
	Ferrari NV	Automobiles	130	27,250
a	Moncler SpA	Textiles, Apparel & Luxury Goods	226	12,981
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	130	7,008
	Snam SpA	Gas Utilities	2,004	11,136
	Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	4,460	2,570

				139,949

	Japan 6.1%
	ABC-Mart Inc.	Specialty Retail	50	2,824
	Advantest Corp.	Semiconductors & Semiconductor Equipment	200	17,520
	Astellas Pharma Inc.	Pharmaceuticals	2,100	32,346
	Azbil Corp.	Electronic Equipment, Instruments & Components	100	4,312
	Bandai Namco Holdings Inc.	Leisure Products	200	14,286
	Bridgestone Corp.	Auto Components	600	24,299
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	200	4,433
	Calbee Inc.	Food Products	100	2,554
	Capcom Co. Ltd.	Entertainment	200	6,507
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	620	25,187
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	100	11,611
	Hitachi Ltd.	Electronic Equipment, Instruments & Components	800	36,228
	Hoya Corp.	Health Care Equipment & Supplies	470	55,315
	Iida Group Holdings Co. Ltd.	Household Durables	200	4,843
	ITOCHU Corp.	Trading Companies & Distributors	1,600	51,939
	Japan Post Bank Co. Ltd.	Banks	600	5,777

50	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
	Japan Tobacco Inc.	Tobacco	1,600	$30,769
	Kajima Corp.	Construction & Engineering	400	5,687
	Kakaku.com Inc.	Interactive Media & Services	200	5,466
	KAO Corp.	Personal Products	507	33,554
	KDDI Corp.	Wireless Telecommunication Services	2,300	70,665
	M3 Inc.	Health Care Technology	200	13,703
	Meiji Holdings Co. Ltd.	Food Products	100	6,444
	Mitsubishi Gas Chemical Co. Inc.	Chemicals	200	4,912
	Monotaro Co. Ltd.	Trading Companies & Distributors	200	5,419
	MS&AD Insurance Group Holdings Inc.	Insurance	400	11,761
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	300	24,005
	Nexon Co. Ltd.	Entertainment	600	19,493
	Nihon M&A Center Inc.	Professional Services	200	5,417
	Nintendo Co. Ltd.	Entertainment	104	58,174
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,800	46,295
	Nitori Holdings Co. Ltd.	Specialty Retail	70	13,572
	Nitto Denko Corp.	Chemicals	100	8,561
	Nomura Research Institute Ltd.	IT Services	200	6,199
	Obayashi Corp.	Construction & Engineering	600	5,511
	OBIC Co. Ltd.	IT Services	60	10,985
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	200	5,231
	Oracle Corp. Japan	Software	50	4,887
	Pigeon Corp.	Household Products	100	3,801
	Sekisui House Ltd.	Household Durables	800	17,187
	SG Holdings Co. Ltd.	Air Freight & Logistics	200	4,592
	SHIMANO Inc.	Leisure Products	40	9,548
	Shimizu Corp.	Construction & Engineering	400	3,243
	Shionogi & Co. Ltd.	Pharmaceuticals	300	16,159
	Shoei Co. Ltd.	Real Estate Management & Development	300	3,543
	Softbank Corp.	Wireless Telecommunication Services	3,000	39,054
	Sumitomo Mitsui Financial Group Inc.	Banks	700	25,384
	Taisei Corp.	Construction & Engineering	100	3,864
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	180	76,219
	Tosoh Corp.	Chemicals	400	7,667
	Tsuruha Holdings Inc.	Food & Staples Retailing	20	2,585
	USS Co. Ltd.	Specialty Retail	200	3,917
	Welcia Holdings Co. Ltd.	Food & Staples Retailing	100	3,439
	Zozo Inc.	Internet & Direct Marketing Retail	200	5,919

				922,812

	Kuwait 0.0%†
	Mobile Telecommunications Co. KSCP	Wireless Telecommunication Services	792	1,585

	Macau 0.1%
a	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	2,000	18,008

	Malaysia 0.2%
	AMMB Holdings Bhd.	Beverages	800	565
	Digi.com Bhd.	Wireless Telecommunication Services	2,800	2,458
	Fraser & Neave Holdings Bhd.	Beverages	400	2,894
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies	2,000	4,307
	Kossan Rubber Industries	Health Care Equipment & Supplies	800	629
	Nestle (Malaysia) Bhd.	Food Products	140	4,558
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	200	967
	Petronas Gas Bhd.	Gas Utilities	1,200	4,631
	Supermax Corp. Bhd	Health Care Equipment & Supplies	822	755
	Top Glove Corp. Bhd.	Health Care Equipment & Supplies	5,000	5,450
	Westports Holdings Bhd.	Transportation Infrastructure	200	203

				27,417

franklintempleton.com	Annual Report	51

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Mexico 0.2%
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	2,372	$2,769
	Grupo Mexico SAB de CV, B	Metals & Mining		1,952	10,252
	Kimberly-Clark de Mexico SAB de CV, A	Household Products		2,042	3,486
	Megacable Holdings SAB de CV	Media		388	1,389
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		6,106	19,240

					37,136

	Netherlands 0.5%
a	Adyen NV	IT Services		10	22,372
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing		1,256	35,059
	Koninklijke KPN NV	Diversified Telecommunication Services		1,636	5,564
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels		50	2,495
	NN Group NV	Insurance		206	10,094

					75,584

	New Zealand 0.2%
	Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies		826	18,570
	Spark New Zealand Ltd.	Diversified Telecommunication Services		2,526	7,925
a	The a2 Milk Co. Ltd.	Food Products		706	4,262

					30,757

	Norway 0.3%
	Mowi ASA	Food Products		468	11,634
	Orkla ASA	Food Products		836	8,211
	Telenor ASA	Diversified Telecommunication Services		762	13,434
	Yara International ASA	Chemicals		90	4,689

					37,968

	Philippines 0.0%†
	Globe Telecom Inc.	Wireless Telecommunication Services		50	1,937
	Manila Electric Co.	Electric Utilities		300	1,681
	Metro Pacific Investments Corp.	Diversified Financial Services		4,000	308
	PLDT Inc.	Wireless Telecommunication Services		70	1,761

					5,687

	Poland 0.0%†
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels		180	2,895
	Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels		944	1,438

					4,333

	Portugal 0.0%†
	Jeronimo Martins SGPS SA	Food & Staples Retailing		246	4,149

	Qatar 0.1%
	Industries Qatar QSC	Industrial Conglomerates		2,152	7,063
	Masraf Al Rayan QSC	Banks		2,934	3,457
	Mesaieed Petrochemical Holding Co.	Chemicals		4,942	2,525
	Qatar Electricity & Water Co. QSC	Multi-Utilities		764	3,563
	Qatar Fuel QSC	Oil, Gas & Consumable Fuels		600	2,826

					19,434

	Russia 1.6%
	Alrosa PJSC	Metals & Mining		3,864	5,411
	Evraz PLC	Metals & Mining		872	6,954
	Gazprom PJSC	Oil, Gas & Consumable Fuels		16,050	48,510
	Inter RAO UES PJSC	Electric Utilities		58,124	3,948
	LUKOIL PJSC	Oil, Gas & Consumable Fuels		626	50,727
	MMC Norilsk Nickel PJSC	Metals & Mining		112	35,282
	Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services		516	4,304

52	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Russia (continued)
	Moscow Exchange MICEX	Capital Markets	708	$1,629
	NLMK PJSC	Metals & Mining	1,966	6,282
c	Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	98	19,355
c	PhosAgro PJSC, GDR, Reg S	Chemicals	146	2,543
	Polymetal International PLC	Metals & Mining	290	5,699
	Polyus Gold OJSC	Metals & Mining	42	7,778
	Rosneft PJSC	Oil, Gas & Consumable Fuels	1,260	9,525
	Severstal PAO	Metals & Mining	422	8,600
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	7,460	3,413
	Tatneft PAO	Oil, Gas & Consumable Fuels	2,380	18,843

				238,803

	Saudi Arabia 0.5%
	Abdullah Al Othaim Markets Co.	Food & Staples Retailing	40	1,348
	Advanced Petrochemical Co.	Chemicals	158	3,075
	Al-Rajhi Bank	Banks	1,058	27,872
a	Bupa Arabia for Cooperative Insurance Co.	Insurance	52	1,658
	Jarir Marketing Co.	Specialty Retail	94	4,562
	Saudi Airlines Catering Co.	Hotels, Restaurants & Leisure	30	608
	Saudi Arabian Fertilizer Co.	Chemicals	226	5,930
	Saudi Cement Co.	Construction Materials	104	1,841
	Saudi Telecom Co.	Diversified Telecommunication Services	570	19,272
	Yanbu National Petrochemical Co.	Chemicals	264	4,871

				71,037

	Singapore 0.2%
	Singapore Exchange Ltd.	Capital Markets	1,200	8,905
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	9,200	16,707
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	300	4,479

				30,091

	South Africa 0.3%
	African Rainbow Minerals Ltd.	Metals & Mining	66	1,243
	AngloGold Ashanti Ltd.	Metals & Mining	358	7,803
	Clicks Group Ltd.	Food & Staples Retailing	268	4,363
	Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	340	4,003
	Impala Platinum Holdings Ltd.	Metals & Mining	414	7,674
	Kumba Iron Ore Ltd.	Metals & Mining	128	5,275
	Mr. Price Group Ltd.	Specialty Retail	326	4,274
	Tiger Brands Ltd.	Food Products	204	2,912
	Vodacom Group Ltd.	Wireless Telecommunication Services	792	6,772

				44,319

	South Korea 1.6%
	BGF Retail Co. Ltd.	Food & Staples Retailing	4	558
	Coway Co. Ltd.	Household Durables	62	3,588
	Hana Financial Group Inc.	Banks	348	13,160
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	68	1,472
	Industrial Bank of Korea	Banks	200	1,619
	KB Financial Group Inc.	Banks	444	22,048
	Korea Zinc Co. Ltd.	Metals & Mining	8	2,888
	KT&G Corp.	Tobacco	150	10,789
	Kumho Petrochemical Co. Ltd.	Chemicals	18	4,215
	NCSoft Corp.	Entertainment	16	12,342
a	Pearl Abyss Corp.	Entertainment	10	2,722
	S-1 Corp.	Commercial Services & Supplies	16	1,155
	Samsung Card Co. Ltd.	Consumer Finance	14	426
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	2,014	144,855

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
	Seegene Inc.	Biotechnology	10	$1,150
	Shinhan Financial Group Co. Ltd.	Banks	452	14,957
	Woori Financial Group Inc.	Banks	528	4,712

				242,656

	Spain 1.4%
a	Banco Santander SA	Banks	13,775	46,902
	Enagas SA	Gas Utilities	264	5,746
	Endesa SA	Electric Utilities	364	9,651
	Iberdrola SA	Electric Utilities	5,637	72,778
	Industria de Diseno Textil SA	Specialty Retail	1,284	42,405
	Red Electrica Corp. SA	Electric Utilities	502	8,909
	Telefonica SA	Diversified Telecommunication Services	4,138	18,564

				204,955

	Sweden 0.5%
	Boliden AB	Metals & Mining	300	11,151
	Epiroc AB, A	Machinery	390	8,850
	Epiroc AB, B	Machinery	250	5,219
b,c	Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure	140	20,656
	ICA Gruppen AB	Food & Staples Retailing	88	4,311
a	Kinnevik AB, B	Diversified Financial Services	112	5,456
a	Svenska Cellulosa AB, B	Paper & Forest Products	446	7,908
	Swedish Match AB	Tobacco	128	10,012

				73,563

	Switzerland 3.5%
	EMS-Chemie Holding AG	Chemicals	14	12,555
	Geberit AG	Building Products	42	26,847
	Kuehne + Nagel International AG	Marine	30	8,597
	Logitech International SA	Technology Hardware, Storage & Peripherals	158	16,644
	Nestle SA	Food Products	1,194	133,641
	Novartis AG	Pharmaceuticals	1,592	136,626
	Partners Group Holding AG	Capital Markets	26	33,344
	Roche Holding AG	Pharmaceuticals	404	131,118
	SGS SA	Professional Services	4	11,395
	Swiss Prime Site AG	Real Estate Management & Development	40	3,704
	Swisscom AG	Diversified Telecommunication Services	32	17,238

				531,709

	Taiwan 2.2%
	Accton Technology Corp.	Communications Equipment	400	3,869
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	373	4,628
	Asia Cement Corp.	Construction Materials	4,000	6,701
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	400	5,222
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	670	4,966
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	1,345	4,785
	China Development Financial Holding Corp.	Insurance	12,000	4,416
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	4,000	15,631
a	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	2,000	4,493
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	666	4,552
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	200	5,257
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	120	13,500
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	4,000	8,804
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	670	13,502
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	2,000	5,194
	Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	700	2,588
	Ruentex Development Co. Ltd.	Real Estate Management & Development	2,000	3,470

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components		4,000	$7,640
	Taiwan Cement Corp.	Construction Materials		6,000	9,841
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services		2,000	6,883
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment		7,940	163,347
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment		6,000	10,556
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment		1,000	3,785
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components		400	3,498
	WPG Holdings Ltd.	Electronic Equipment, Instruments & Components		4,000	6,841

					323,969

	Thailand 0.3%
	Advanced Info Service PCL	Wireless Telecommunication Services		1,600	8,883
	Bumrungrad Hospital PCL	Health Care Providers & Services		600	2,611
	Home Product Center PCL, NVDR	Specialty Retail		6,000	2,842
	Intouch Holdings PCL	Wireless Telecommunication Services		3,200	5,939
	Krung Thai Bank PCL	Banks		1,400	547
	Osotspa PCL, NVDR	Beverages		1,000	1,128
	PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels		1,600	5,837
	The Siam Cement PCL	Construction Materials		800	10,214

					38,001

	Turkey 0.1%
	Aselsan Elektronik Sanayi Ve Ticaret A/S	Aerospace & Defense		548	990
	BIM Birlesik Magazalar A/S	Food & Staples Retailing		594	5,067
	Eregli Demir ve Celik Fabrikalari TAS	Metals & Mining		2,200	4,057
	Ford Otomotiv Sanayi AS	Automobiles		122	2,849
	Haci Omer Sabanci Holding A/S	Diversified Financial Services		402	418
	Turkcell Iletisim Hizmetleri A/S	Wireless Telecommunication Services		1,416	2,561
a	Turkiye Is Bankasi A/S, C	Banks		446	260

					16,202

	United Arab Emirates 0.1%
	Aldar Properties PJSC	Real Estate Management & Development		4,402	4,506
	Dubai Islamic Bank PJSC	Banks		1,248	1,546
	Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services		2,118	12,478

					18,530

	United Kingdom 5.9%
	Admiral Group PLC	Insurance		310	13,263
	Anglo American PLC	Metals & Mining		1,324	51,925
a	Auto Trader Group PLC	Interactive Media & Services		1,126	8,613
	BAE Systems PLC	Aerospace & Defense		1,676	11,677
	BHP Group PLC	Metals & Mining		2,582	74,614
	British American Tobacco PLC	Tobacco		2,496	95,529
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	960	6,686
a	BT Group PLC	Diversified Telecommunication Services		10,832	23,135
	Croda International PLC	Chemicals		112	9,809
	Direct Line Insurance Group PLC	Insurance		1,576	6,812
	Ferguson PLC	Trading Companies & Distributors		198	23,679
	GlaxoSmithKline PLC	Pharmaceuticals		6,254	111,137
	Hargreaves Lansdown PLC	Capital Markets		506	10,762
	Hikma Pharmaceuticals PLC	Pharmaceuticals		128	4,019
	Imperial Brands PLC	Tobacco		1,470	30,260
	Intertek Group PLC	Professional Services		176	13,603
a	Kingfisher PLC	Specialty Retail		2,078	9,126
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	714	6,798
	M&G PLC	Diversified Financial Services		2,672	7,646
	Mondi PLC	Paper & Forest Products		534	13,630

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
a	Next PLC	Multiline Retail		166	$18,016
a	Persimmon PLC	Household Durables		420	17,037
	RELX PLC	Professional Services		2,306	57,873
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		3,806	74,241
	Spirax-Sarco Engineering PLC	Machinery		38	5,977
	The Berkeley Group Holdings PLC	Household Durables		146	8,942
	Unilever PLC	Personal Products		2,920	163,405
	William Morrison Supermarkets PLC	Food & Staples Retailing		1,716	4,320

					882,534

	United States 55.8%
	3M Co.	Industrial Conglomerates		464	89,404
	A O Smith Corp.	Building Products		98	6,626
	AbbVie Inc.	Biotechnology		1,400	151,508
a	ABIOMED Inc.	Health Care Equipment & Supplies		36	11,474
	Accenture PLC, A	IT Services		574	158,567
a	Adobe Inc.	Software		300	142,611
	Air Products and Chemicals Inc.	Chemicals		228	64,146
a	Alexion Pharmaceuticals Inc.	Biotechnology		186	28,441
a	Alphabet Inc., A	Interactive Media & Services		40	82,501
a	Alphabet Inc., C	Interactive Media & Services		40	82,745
	Altria Group Inc.	Tobacco		2,924	149,592
	American Tower Corp.	Equity Real Estate Investment Trusts (REITs	)	476	113,793
	Amgen Inc.	Biotechnology		602	149,784
	Apple Inc.	Technology Hardware, Storage & Peripherals		1,160	141,694
	Applied Materials Inc.	Semiconductors & Semiconductor Equipment		1,068	142,685
a	Arista Networks Inc.	Communications Equipment		44	13,283
	AT&T Inc.	Diversified Telecommunication Services		4,826	146,083
	Best Buy Co. Inc.	Specialty Retail		274	31,458
a	Bio-Rad Laboratories Inc., A	Life Sciences Tools & Services		12	6,854
a	Biogen Inc.	Biotechnology		260	72,735
a	Booking Holdings Inc.	Internet & Direct Marketing Retail		38	88,534
	BorgWarner Inc.	Auto Components		208	9,643
	Bristol-Myers Squibb Co.	Pharmaceuticals		2,214	139,770
	Broadridge Financial Solutions Inc.	IT Services		118	18,066
	C.H. Robinson Worldwide Inc.	Air Freight & Logistics		162	15,460
	Cabot Oil & Gas Corp., A	Oil, Gas & Consumable Fuels		476	8,939
a	Cadence Design Systems Inc.	Software		324	44,385
	Campbell Soup Co.	Food Products		190	9,551
	Carrier Global Corp.	Building Products		734	30,989
	Celanese Corp.	Chemicals		110	16,479
	Cerner Corp.	Health Care Technology		222	15,957
	Church & Dwight Co. Inc.	Household Products		250	21,837
	Cisco Systems Inc.	Communications Equipment		3,334	172,401
	Citrix Systems Inc.	Software		130	18,247
	Clorox Co.	Household Products		190	36,647
	Cognizant Technology Solutions Corp., A	IT Services		590	46,091
	Colgate-Palmolive Co.	Household Products		804	63,379
	Conagra Brands Inc.	Food Products		260	9,776
a	Copart Inc.	Commercial Services & Supplies		238	25,849
	Cummins Inc.	Machinery		176	45,603
	D.R. Horton Inc.	Household Durables		336	29,944
	Dollar General Corp.	Multiline Retail		266	53,897
	Domino’s Pizza Inc.	Hotels, Restaurants & Leisure		28	10,298
	eBay Inc.	Internet & Direct Marketing Retail		634	38,826
	Electronic Arts Inc.	Entertainment		256	34,655
	Eli Lilly and Co.	Pharmaceuticals		986	184,205
	Erie Indemnity Co., A	Insurance		30	6,627

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United States (continued)
	Expeditors International of Washington Inc.	Air Freight & Logistics		204	$21,969
	Extra Space Storage Inc.	Equity Real Estate Investment Trusts (REITs	)	124	16,436
a	F5 Networks Inc.	Communications Equipment		66	13,769
a	Facebook Inc., A	Interactive Media & Services		504	148,443
	FactSet Research Systems Inc.	Capital Markets		44	13,578
	Fastenal Co.	Trading Companies & Distributors		740	37,207
a	Fortinet Inc.	Software		78	14,385
	Fox Corp.	Media		332	11,989
	Fox Corp., B	Media		162	5,659
	Garmin Ltd.	Household Durables		168	22,151
	General Mills Inc.	Food Products		700	42,924
	Gilead Sciences Inc.	Biotechnology		1,608	103,925
	Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals		688	10,829
	Hormel Foods Corp.	Food Products		388	18,539
	HP Inc.	Technology Hardware, Storage & Peripherals		1,140	36,195
a	IDEXX Laboratories Inc.	Health Care Equipment & Supplies		88	43,059
	Illinois Tool Works Inc.	Machinery		350	77,532
	Intel Corp.	Semiconductors & Semiconductor Equipment		3,066	196,224
	International Business Machines Corp.	IT Services		1,036	138,057
	Intuit Inc.	Software		314	120,281
	Invesco Ltd.	Capital Markets		394	9,937
	Jack Henry & Associates Inc.	IT Services		84	12,744
a	Jazz Pharmaceuticals PLC	Pharmaceuticals		54	8,876
	JB Hunt Transport Services Inc.	Road & Rail		88	14,790
	Johnson & Johnson	Pharmaceuticals		936	153,832
	Kellogg Co.	Food Products		252	15,952
	Kimberly-Clark Corp.	Household Products		422	58,679
	KLA Corp.	Semiconductors & Semiconductor Equipment		178	58,811
	Lam Research Corp.	Semiconductors & Semiconductor Equipment		158	94,048
	Lockheed Martin Corp.	Aerospace & Defense		318	117,501
	Lowe’s Cos. Inc.	Specialty Retail		828	157,469
a	Lululemon Athletica Inc.	Textiles, Apparel & Luxury Goods		128	39,259
	Lumen Technologies Inc.	Diversified Telecommunication Services		566	7,556
	LyondellBasell Industries NV, A	Chemicals		342	35,585
	MarketAxess Holdings Inc.	Capital Markets		46	22,904
a	Masimo Corp.	Health Care Equipment & Supplies		40	9,186
	Mastercard Inc., A	IT Services		408	145,268
	Maxim Integrated Products Inc.	Semiconductors & Semiconductor Equipment		326	29,787
	Merck & Co. Inc.	Pharmaceuticals		1,708	131,670
a	Mettler-Toledo International Inc.	Life Sciences Tools & Services		26	30,048
	Microsoft Corp.	Software		650	153,250
	Monolithic Power Systems	Semiconductors & Semiconductor Equipment		24	8,477
a	Monster Beverage Corp.	Beverages		446	40,626
	Moody’s Corp.	Capital Markets		200	59,722
	NetApp Inc.	Technology Hardware, Storage & Peripherals		262	19,040
	NRG Energy Inc.	Electric Utilities		124	4,679
	Nucor Corp.	Metals & Mining		296	23,760
	NVIDIA Corp.	Semiconductors & Semiconductor Equipment		256	136,686
a	NVR Inc.	Household Durables		4	18,844
a	O’Reilly Automotive Inc.	Specialty Retail		86	43,623
	Old Dominion Freight Line Inc.	Road & Rail		114	27,407
	Omnicom Group Inc.	Media		218	16,165
	Oracle Corp.	Software		1,780	124,903
	PACCAR Inc.	Machinery		356	33,080
	Packaging Corp. of America	Containers & Packaging		102	13,717
	Paychex Inc.	IT Services		362	35,483
	PepsiCo Inc.	Beverages		962	136,075

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United States (continued)
	Pfizer Inc.	Pharmaceuticals		3,802	$137,746
	Philip Morris International Inc.	Tobacco		1,774	157,425
	Pool Corp.	Distributors		24	8,286
	PPL Corp.	Electric Utilities		668	19,265
	Public Storage	Equity Real Estate Investment Trusts (REITs	)	230	56,755
	PulteGroup Inc.	Household Durables		286	14,998
	QUALCOMM Inc.	Semiconductors & Semiconductor Equipment		936	124,104
a	Regeneron Pharmaceuticals Inc.	Biotechnology		118	55,831
	Robert Half International Inc.	Professional Services		152	11,867
	Rockwell Automation Inc.	Electrical Equipment		122	32,384
	Rollins Inc.	Commercial Services & Supplies		252	8,674
	S&P Global Inc.	Capital Markets		338	119,270
	Seagate Technology PLC	Technology Hardware, Storage & Peripherals		352	27,016
	SEI Investments Co.	Capital Markets		108	6,580
	Simon Property Group Inc.	Equity Real Estate Investment Trusts (REITs	)	412	46,873
	Skyworks Solutions Inc.	Semiconductors & Semiconductor Equipment		234	42,934
	Snap-on Inc.	Machinery		56	12,921
	Steel Dynamics Inc.	Metals & Mining		216	10,964
	T. Rowe Price Group Inc.	Capital Markets		224	38,438
a	Take-Two Interactive Software Inc.	Entertainment		94	16,610
	Target Corp.	Multiline Retail		606	120,030
	TE Connectivity Ltd.	Electronic Equipment, Instruments & Components		316	40,799
	Teradyne Inc.	Semiconductors & Semiconductor Equipment		140	17,035
	Texas Instruments Inc.	Semiconductors & Semiconductor Equipment		902	170,469
	The Hershey Co.	Food Products		188	29,734
	The J.M. Smucker Co.	Food Products		92	11,641
	The Kroger Co.	Food & Staples Retailing		902	32,463
	The Procter & Gamble Co.	Household Products		998	135,159
	The Progressive Corp.	Insurance		502	47,996
	Tractor Supply Co.	Specialty Retail		128	22,666
	Tyson Foods Inc.	Food Products		316	23,479
	United Parcel Service Inc., B	Air Freight & Logistics		822	139,732
a	Veeva Systems Inc.	Health Care Technology		108	28,214
	Verizon Communications Inc.	Diversified Telecommunication Services		2,274	132,233
a	Vertex Pharmaceuticals Inc.	Biotechnology		222	47,706
	ViacomCBS Inc., B	Media		560	25,256
	W.W. Grainger Inc.	Trading Companies & Distributors		50	20,046
	Walgreens Boots Alliance Inc.	Food & Staples Retailing		834	45,787
	Walmart Inc.	Food & Staples Retailing		924	125,507
	West Pharmaceutical Services Inc.	Health Care Equipment & Supplies		58	16,343
	Western Union Co.	IT Services		364	8,976
	Whirlpool Corp.	Household Durables		46	10,136
	Xilinx Inc.	Semiconductors & Semiconductor Equipment		268	33,205
a	Zoom Video Communications Inc., A	Software		132	42,410

					8,400,592

	Total Common Stocks and Other Equity Interests (Cost $12,076,561)				14,803,651

	Management Investment Companies (Cost $116,110) 1.0%
	India 1.0%
	iShares MSCI India ETF	Diversified Financial Services		3,600	151,848

58	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Preferred Stocks 0.5%
	Brazil 0.1%
d	Companhia Paranaense de Energia, 43.478%, pfd.	Electric Utilities	2,000	$2,527
d	Itausa SA, 2.490%, pfd.	Banks	5,000	9,144

				11,671

	Germany 0.1%
d	Fuchs Petrolub SE, 2.375%, pfd.	Chemicals	64	3,072
d	Porsche Automobil Holding SE, 2.444%, pfd.	Automobiles	174	18,491

				21,563

	Russia 0.1%
d	Surgutneftegas PJSC, 2.310%, pfd.	Oil, Gas & Consumable Fuels	12,006	6,677

	South Korea 0.2%
d	LG Household & Health Care Ltd., 1.613%, pfd.	Personal Products	4	2,421
d	Samsung Electronics Co. Ltd., 4.103%, pfd.	Technology Hardware, Storage & Peripherals	376	24,253

				26,674

	Total Preferred Stocks (Cost $43,199)			66,585

	Rights 0.0%†
	Italy 0.0%†
a	Snam SpA, rts., 4/7/21	Gas Utilities	2,004	—

	Total Investments (Cost $12,235,870) 99.8%			15,022,084
	Other Assets, less Liabilities 0.2%			37,302

	Net Assets 100.0%			$15,059,386

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $45,543, representing 0.3% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $65,514, representing 0.4% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
MSCI All Country World Index	Long	1	$34,385	6/18/21	$(341)

*As of period end.

See Abbreviations on page 82.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	59

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ International Equity Hedged ETF

	Year Ended March 31,

	2021	2020	2019	2018	2017[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$22.55	$24.70	$24.25	$24.70	$25.45

Income from investment operations[b]:

Net investment income[c]	0.73	0.89	0.93	0.77	0.52

Net realized and unrealized gains (losses)	5.27	(2.61)	0.79	0.10	1.45

Total from investment operations	6.00	(1.72)	1.72	0.87	1.97

Less distributions from:

Net investment income and net foreign currency gains	(0.91)	(0.19)	(0.30)	(1.32)	(2.72)

Net realized gains	(1.12)	(0.24)	(0.97)	—	—

Total distributions	(2.03)	(0.43)	(1.27)	(1.32)	(2.72)

Net asset value, end of year	$26.52	$22.55	$24.70	$24.25	$24.70

Total return[d]	27.54%	(7.12)%	7.53%	3.47%	8.30%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.40%	0.40%	0.40%	1.42%[f]	1.25%

Expenses net of waiver and payments by affiliates	0.40%	0.40%	0.40%	0.40%[f]	0.40%

Net investment income	2.97%	3.44%	3.75%	3.07%	2.47%

Supplemental data

Net assets, end of year (000’s)	$13,260	$9,021	$7,410	$9,702	$9,880

Portfolio turnover rate[g]	42.33% [h]	26.82% [h]	39.24%	32.55%	19.09%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	41.62%	26.82%

60	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin LibertyQ International Equity Hedged ETF

		Industry		Shares	Value
	Common Stocks and Other Equity Interests 99.3%
	Australia 14.5%
	AGL Energy Ltd.	Multi-Utilities		2,555	$18,779
	Aurizon Holdings Ltd.	Road & Rail		7,325	21,759
	Australian Stock Exchange Ltd.	Capital Markets		590	31,928
	BHP Group Ltd.	Metals & Mining		9,225	318,288
	Brambles Ltd.	Commercial Services & Supplies		5,720	46,093
a	Cimic Group Ltd.	Construction & Engineering		350	4,689
	Coca-Cola Amatil Ltd.	Beverages		1,795	18,361
	Coles Group Ltd.	Food & Staples Retailing		4,805	58,592
	CSL Ltd.	Biotechnology		1,090	219,712
	Evolution Mining Ltd.	Metals & Mining		5,070	15,755
	Fortescue Metals Group Ltd.	Metals & Mining		10,965	166,946
	Magellan Financial Group Ltd.	Capital Markets		450	15,482
	Medibank Private Ltd.	Insurance		11,530	24,589
	Newcrest Mining Ltd.	Metals & Mining		2,220	41,291
	Northern Star Resources Ltd.	Metals & Mining		2,065	14,910
	REA Group Ltd.	Interactive Media & Services		215	23,211
	Rio Tinto Ltd.	Metals & Mining		1,875	158,161
	Rio Tinto PLC	Metals & Mining		3,900	298,636
	Sonic Healthcare Ltd.	Health Care Providers & Services		1,510	40,357
	Telstra Corp. Ltd.	Diversified Telecommunication Services		16,435	42,560
	Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels		175	4,209
	Wesfarmers Ltd.	Multiline Retail		4,850	194,563
	Woolworths Group Ltd.	Food & Staples Retailing		4,520	140,702

					1,919,573

	Austria 0.1%
	OMV AG	Oil, Gas & Consumable Fuels		230	11,694

	Belgium 0.2%
	Colruyt SA	Food & Staples Retailing		220	13,151
	Proximus SADP	Diversified Telecommunication Services		610	13,306

					26,457

	Denmark 3.7%
	Coloplast AS, B	Health Care Equipment & Supplies		590	88,930
a	Genmab A/S	Biotechnology		105	34,630
	Novo Nordisk AS, B	Pharmaceuticals		3,705	251,618
	Novozymes AS	Chemicals		725	46,550
	Pandora AS	Textiles, Apparel & Luxury Goods		525	56,383
	Rockwool International AS, B	Building Products		15	6,338
	Tryg AS	Insurance		415	9,811

					494,260

	Finland 1.6%
	Elisa OYJ	Diversified Telecommunication Services		555	33,358
	Kone OYJ, B	Machinery		1,225	100,293
	Orion OYJ	Pharmaceuticals		445	17,871
	UPM-Kymmene OYJ	Paper & Forest Products		1,715	61,739

					213,261

	France 3.2%
	Biomerieux	Health Care Equipment & Supplies		95	12,115
	Hermes International	Textiles, Apparel & Luxury Goods		118	130,919
	Ipsen SA	Pharmaceuticals		60	5,158
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	305	7,128
	Sanofi	Pharmaceuticals		2,430	240,616
	Sartorius Stedim Biotech	Life Sciences Tools & Services		70	28,894

					424,830

franklintempleton.com	Annual Report	61

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany 0.4%
a	HelloFresh SE	Internet & Direct Marketing Retail	275	$20,556
	Hochtief AG	Construction & Engineering	70	6,277
	Knorr-Bremse AG	Machinery	150	18,761
	Rational AG	Machinery	10	7,787

				53,381

	Hong Kong 1.9%
	CK Asset Holdings Ltd.	Real Estate Management & Development	6,800	41,284
	CK Infrastructure Holdings Ltd.	Electric Utilities	2,000	11,885
	HKT Trust and HKT Ltd.	Diversified Telecommunication Services	13,000	18,527
	Hongkong Land Holdings Ltd.	Real Estate Management & Development	2,000	9,820
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	700	45,773
	Power Assets Holdings Ltd.	Electric Utilities	4,500	26,568
	Sino Land Co. Ltd.	Real Estate Management & Development	9,500	13,222
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	2,500	37,881
b	WH Group Ltd., Reg S	Food Products	15,000	12,155
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	3,000	16,805
	Xinyi Glass Holdings Ltd.	Building Products	4,000	13,068

				246,988

	Israel 0.5%
	Azrieli Group Ltd.	Real Estate Management & Development	95	5,871
a	Check Point Software Technologies Ltd.	Software	450	50,387
	ICL Group Ltd.	Chemicals	2,140	12,559

				68,817

	Italy 3.3%
	DiaSorin SpA	Health Care Equipment & Supplies	85	13,666
	Enel SpA	Electric Utilities	23,695	236,519
	Ferrari NV	Automobiles	415	86,990
a	Moncler SpA	Textiles, Apparel & Luxury Goods	680	39,057
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	375	20,217
	Snam SpA	Gas Utilities	6,050	33,619
	Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	13,510	7,787

				437,855

	Japan 26.6%
	ABC-Mart Inc.	Specialty Retail	105	5,929
	Advantest Corp.	Semiconductors & Semiconductor Equipment	650	56,941
	AEON Mall Co. Ltd.	Real Estate Management & Development	300	5,226
	Astellas Pharma Inc.	Pharmaceuticals	6,570	101,196
	Azbil Corp.	Electronic Equipment, Instruments & Components	200	8,624
	Bandai Namco Holdings Inc.	Leisure Products	700	50,001
	Bridgestone Corp.	Auto Components	1,950	78,971
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	300	6,649
	Calbee Inc.	Food Products	220	5,618
	Capcom Co. Ltd.	Entertainment	340	11,062
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	2,400	97,499
	Cosmos Pharmaceutical Corp.	Food & Staples Retailing	52	8,127
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	300	34,833
	Hitachi Ltd.	Electronic Equipment, Instruments & Components	2,400	108,684
	Hoya Corp.	Health Care Equipment & Supplies	1,470	173,008
	Iida Group Holdings Co. Ltd.	Household Durables	500	12,109
	ITOCHU Corp.	Trading Companies & Distributors	5,150	167,177
	Japan Post Bank Co. Ltd.	Banks	1,300	12,518
	Japan Tobacco Inc.	Tobacco	4,870	93,654
	Kajima Corp.	Construction & Engineering	1,550	22,037
	Kakaku.com Inc.	Interactive Media & Services	630	17,218

62	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
	KAO Corp.	Personal Products	1,647	$109,000
	KDDI Corp.	Wireless Telecommunication Services	7,200	221,213
	Kobe Bussan Co. Ltd.	Food & Staples Retailing	300	8,050
	Koei Tecmo Holdings Co. Ltd.	Entertainment	97	4,358
	Lasertec Corp.	Semiconductors & Semiconductor Equipment	130	17,082
	M3 Inc.	Health Care Technology	680	46,591
	McDonald’s Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	150	6,923
	Meiji Holdings Co. Ltd.	Food Products	180	11,598
	Mitsubishi Gas Chemical Co. Inc.	Chemicals	500	12,281
	Monotaro Co. Ltd.	Trading Companies & Distributors	700	18,966
	MS&AD Insurance Group Holdings Inc.	Insurance	1,470	43,222
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	890	71,216
	Nexon Co. Ltd.	Entertainment	1,750	56,855
	Nihon M&A Center Inc.	Professional Services	800	21,669
	Nintendo Co. Ltd.	Entertainment	324	181,235
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	5,370	138,113
	Nitori Holdings Co. Ltd.	Specialty Retail	210	40,717
	Nitto Denko Corp.	Chemicals	250	21,403
	Nomura Research Institute Ltd.	IT Services	850	26,346
	Obayashi Corp.	Construction & Engineering	2,300	21,127
	OBIC Co. Ltd.	IT Services	170	31,123
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	850	22,231
	Oracle Corp. Japan	Software	138	13,488
	ORIX Corp.	Diversified Financial Services	4,200	71,001
	Otsuka Corp.	IT Services	220	10,313
	Pigeon Corp.	Household Products	400	15,204
	SCSK Corp.	IT Services	120	7,124
	Sekisui House Ltd.	Household Durables	2,400	51,562
	SG Holdings Co. Ltd.	Air Freight & Logistics	750	17,219
	SHIMANO Inc.	Leisure Products	120	28,642
	Shimizu Corp.	Construction & Engineering	900	7,298
	Shin-Etsu Chemical Co. Ltd.	Chemicals	1,000	168,416
	Shionogi & Co. Ltd.	Pharmaceuticals	1,100	59,251
	Shoei Co. Ltd.	Real Estate Management & Development	1,020	12,046
	Softbank Corp.	Wireless Telecommunication Services	9,600	124,974
	Sumitomo Mitsui Financial Group Inc.	Banks	2,100	76,151
	Sundrug Co. Ltd.	Food & Staples Retailing	170	6,231
	Sysmex Corp.	Health Care Equipment & Supplies	250	26,980
	Taisei Corp.	Construction & Engineering	750	28,982
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	590	249,829
	Tosoh Corp.	Chemicals	1,000	19,167
	Toyo Suisan Kaisha Ltd.	Food Products	150	6,312
	Toyota Motor Corp.	Automobiles	3,500	272,905
	Tsuruha Holdings Inc.	Food & Staples Retailing	80	10,338
	USS Co. Ltd.	Specialty Retail	800	15,667
	Welcia Holdings Co. Ltd.	Food & Staples Retailing	250	8,597
	Zozo Inc.	Internet & Direct Marketing Retail	500	14,796

				3,530,893

	Macau 0.5%
a	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	7,000	63,027

	Netherlands 1.9%
a	Adyen NV	IT Services	30	67,115
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing	3,920	109,420
	Koninklijke KPN NV	Diversified Telecommunication Services	8,900	30,272
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	165	8,232

franklintempleton.com	Annual Report	63

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Netherlands (continued)
	NN Group NV	Insurance	770	$37,729

				252,768

	New Zealand 0.7%
	Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	2,630	59,126
	Spark New Zealand Ltd.	Diversified Telecommunication Services	8,495	26,653
a	The a2 Milk Co. Ltd.	Food Products	2,185	13,191

				98,970

	Norway 0.9%
	Mowi ASA	Food Products	1,505	37,412
	Orkla ASA	Food Products	2,615	25,683
	Telenor ASA	Diversified Telecommunication Services	2,415	42,578
	Yara International ASA	Chemicals	285	14,850

				120,523

	Portugal 0.1%
	Jeronimo Martins SGPS SA	Food & Staples Retailing	785	13,239

	Russia 0.2%
	Evraz PLC	Metals & Mining	2,555	20,375

	Singapore 0.8%
	Singapore Exchange Ltd.	Capital Markets	4,100	30,423
	Singapore Technologies Engineering Ltd.	Aerospace & Defense	2,500	7,238
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	29,500	53,573
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	900	13,437

				104,671

	Spain 4.8%
a	Banco Santander SA	Banks	41,390	140,926
	Enagas SA	Gas Utilities	780	16,978
	Endesa SA	Electric Utilities	1,165	30,890
	Iberdrola SA	Electric Utilities	17,590	227,098
	Industria de Diseno Textil SA	Specialty Retail	4,045	133,590
	Red Electrica Corp. SA	Electric Utilities	1,535	27,242
	Telefonica SA	Diversified Telecommunication Services	13,211	59,266

				635,990

	Sweden 3.1%
	Atlas Copco AB	Machinery	1,285	67,005
	Atlas Copco AB, A	Machinery	1,545	94,228
	Boliden AB	Metals & Mining	970	36,057
	Epiroc AB, A	Machinery	1,615	36,649
	Epiroc AB, B	Machinery	955	19,935
b,c	Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure	450	66,393
	ICA Gruppen AB	Food & Staples Retailing	315	15,432
a	Kinnevik AB, B	Diversified Financial Services	410	19,973
a	Svenska Cellulosa AB, B	Paper & Forest Products	1,405	24,912
	Swedish Match AB	Tobacco	390	30,506

				411,090

	Switzerland 8.7%
	EMS-Chemie Holding AG	Chemicals	35	31,387
	Geberit AG	Building Products	145	92,686
	Kuehne + Nagel International AG	Marine	95	27,224
	Logitech International SA	Technology Hardware, Storage & Peripherals	500	52,670
	Nestle SA	Food Products	2,150	240,643
	Novartis AG	Pharmaceuticals	2,865	245,876
	Partners Group Holding AG	Capital Markets	86	110,293

64	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Switzerland (continued)
	Roche Holding AG	Pharmaceuticals		735	$238,544
	SGS SA	Professional Services		18	51,275
	Swiss Prime Site AG	Real Estate Management & Development		165	15,279
	Swisscom AG	Diversified Telecommunication Services		96	51,715

					1,157,592

	United Kingdom 21.6%
	Admiral Group PLC	Insurance		975	41,715
	Anglo American PLC	Metals & Mining		4,115	161,382
a	Auto Trader Group PLC	Interactive Media & Services		3,710	28,378
	BAE Systems PLC	Aerospace & Defense		11,090	77,269
	BHP Group PLC	Metals & Mining		8,085	233,639
	British American Tobacco PLC	Tobacco		6,510	249,156
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	3,170	22,078
a	BT Group PLC	Diversified Telecommunication Services		34,090	72,809
	Bunzl PLC	Trading Companies & Distributors		530	16,987
	Croda International PLC	Chemicals		340	29,778
	Direct Line Insurance Group PLC	Insurance		4,815	20,813
	Ferguson PLC	Trading Companies & Distributors		640	76,539
	GlaxoSmithKline PLC	Pharmaceuticals		13,620	242,035
	Halma PLC	Electronic Equipment, Instruments & Components		880	28,824
	Hargreaves Lansdown PLC	Capital Markets		1,510	32,115
	Hikma Pharmaceuticals PLC	Pharmaceuticals		435	13,660
	Imperial Brands PLC	Tobacco		4,785	98,500
	Intertek Group PLC	Professional Services		585	45,215
a	Kingfisher PLC	Specialty Retail		6,625	29,094
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	2,295	21,851
	M&G PLC	Diversified Financial Services		8,860	25,353
	Mondi PLC	Paper & Forest Products		1,690	43,136
a	Next PLC	Multiline Retail		535	58,062
	Pearson PLC	Media		2,345	24,964
a	Persimmon PLC	Household Durables		1,330	53,949
	Prudential PLC	Insurance		5,670	120,512
	RELX PLC	Professional Services		7,255	182,077
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		12,370	241,292
	Spirax-Sarco Engineering PLC	Machinery		185	29,098
a	Taylor Wimpey PLC	Household Durables		12,715	31,656
	The Berkeley Group Holdings PLC	Household Durables		460	28,173
	Unilever PLC	Personal Products		8,295	464,194
	William Morrison Supermarkets PLC	Food & Staples Retailing		5,635	14,185

					2,858,488

	Total Common Stocks and Other Equity Interests (Cost $11,169,140)				13,164,742

	Preferred Stocks 0.5%
	Germany 0.5%
d	Fuchs Petrolub SE, 2.375%, pfd.	Chemicals		240	11,520
d	Porsche Automobil Holding SE, 2.444%, pfd.	Automobiles		520	55,261

	Total Preferred Stocks (Cost $46,098)				66,781

	Rights 0.0%†
	Italy 0.0%†
a	Snam SpA, rts., 4/7/21	Gas Utilities		5,870	—

	Total Investments (Cost $11,215,238) 99.8%				13,231,523
	Other Assets, less Liabilities 0.2%				28,003

	Net Assets 100.0%				$13,259,526

franklintempleton.com	Annual Report	65

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $78,548, representing 0.6% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the value of this security was $66,393, representing 0.5% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

At March 31, 2021 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Israeli Shekel	BOFA	Buy	58,300	$17,482	4/02/21	$—	$—
Israeli Shekel	BOFA	Sell	58,300	17,606	4/02/21	123	—
Japanese Yen	BOFA	Buy	368,685,800	3,336,457	4/02/21	67	—
Japanese Yen	BOFA	Sell	368,685,800	3,461,705	4/02/21	125,182	—
Singapore Dollar	BOFA	Buy	135,900	101,144	4/05/21	2	—
Singapore Dollar	BOFA	Sell	135,900	102,185	4/05/21	1,039	—
Australian Dollar	DBAB	Buy	2,208,500	1,681,552	4/06/21	552	—
Australian Dollar	DBAB	Sell	2,208,500	1,710,017	4/06/21	27,913	—
Euro	BOFA	Buy	1,673,700	1,967,059	4/06/21	39	—
Euro	BOFA	Sell	1,673,700	2,033,154	4/06/21	66,055	—
Great British Pound	BOFA	Buy	741,309	1,022,763	4/06/21	21	—
Great British Pound	HSBK	Buy	741,309	1,022,800	4/06/21	—	(15)
Great British Pound	UBSW	Buy	741,309	1,022,774	4/06/21	11	—
Great British Pound	BOFA	Sell	741,309	1,036,618	4/06/21	13,834	—
Great British Pound	HSBK	Sell	741,309	1,036,635	4/06/21	13,851	—
Great British Pound	UBSW	Sell	741,309	1,036,644	4/06/21	13,859	—
New Zealand Dollar	BOFA	Buy	133,400	93,425	4/06/21	2	—
New Zealand Dollar	BOFA	Sell	133,400	96,989	4/06/21	3,563	—
Swedish Krona	BOFA	Buy	3,225,200	370,012	4/06/21	7	—
Swedish Krona	BOFA	Sell	3,225,200	384,088	4/06/21	14,069	—
Swiss Franc	MSCO	Buy	991,200	1,053,153	4/06/21	26	—
Swiss Franc	MSCO	Sell	991,200	1,095,983	4/06/21	42,803	—
Danish Krone	BOFA	Buy	3,028,300	478,550	4/07/21	10	—
Danish Krone	BOFA	Sell	3,028,300	494,568	4/07/21	16,008	—
Hong Kong Dollar	MSCO	Buy	1,923,600	247,413	4/07/21	12	—
Hong Kong Dollar	MSCO	Sell	1,923,600	247,975	4/07/21	549	—
Norwegian Krone	BOFA	Buy	975,100	114,227	4/07/21	2	—
Norwegian Krone	BOFA	Sell	975,100	113,216	4/07/21	—	(1,013)
Australian Dollar	DBAB	Sell	2,121,600	1,615,611	5/04/21	—	(545)
Danish Krone	BOFA	Sell	3,127,600	494,447	5/04/21	—	(28)
Euro	BOFA	Sell	1,826,800	2,148,218	5/04/21	—	(63)
Hong Kong Dollar	MSCO	Sell	2,018,100	259,587	5/04/21	—	(15)
Israeli Shekel	BOFA	Sell	62,700	18,806	5/04/21	—	(1)
New Zealand Dollar	BOFA	Sell	142,400	99,718	5/04/21	—	(7)
Norwegian Krone	BOFA	Sell	1,034,700	121,207	5/04/21	—	(7)
Singapore Dollar	BOFA	Sell	143,700	106,930	5/04/21	—	(6)
Swedish Krona	BOFA	Sell	3,593,700	412,386	5/04/21	—	(18)
Swiss Franc	MSCO	Sell	1,097,200	1,166,661	5/04/21	—	(37)
Great British Pound	BOFA	Sell	773,222	1,066,886	5/05/21	—	(34)
Great British Pound	HSBK	Sell	773,222	1,066,932	5/05/21	13	—
Great British Pound	UBSW	Sell	773,222	1,066,900	5/05/21	—	(19)
Japanese Yen	BOFA	Sell	397,467,800	3,598,094	5/07/21	—	(103)

Total Forward Exchange Contracts						$339,612	$(1,911)

Net unrealized appreciation (depreciation)							$337,701

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 82.

66	Annual Report| The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2021

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$20,354,205	$23,250,016	$12,235,870	$11,215,238
Cost – Non-controlled affiliates (Note 3c)	33,900	—	—	—

Value – Unaffiliated issuers+	$24,594,331	$26,539,869	$15,022,084	$13,231,523
Value – Non-controlled affiliates (Note 3c)	33,900	—	—	—
Cash	—	—	—	—
Foreign currency, at value (cost $16,101, $38,923, $73,882 and $31,075)	16,117	38,756	73,651	31,017
Receivables:
Investment securities sold	—	—	40,072	—
Dividends and interest	127,337	131,680	54,404	89,133
Variation margin on futures contracts	425	246	136	—
Deposits with brokers for:
Futures contracts	4,293	4,689	2,345	—
Unrealized appreciation on OTC forward exchange contracts	—	—	—	339,612

Total assets	24,776,403	26,715,240	15,192,692	13,691,285

Liabilities:
Payables:
Management fees	9,342	10,004	4,290	4,425
Investment securities purchased	—	35,615	96,768	387,122
Funds advanced by custodian	45,611	37,735	32,008	38,301
Deferred tax	60,759	—	240	—
Payable upon return of securities loaned	33,900	—	—	—
Unrealized depreciation on OTC forward exchange contracts	—	—	—	1,911

Total liabilities	149,612	83,354	133,306	431,759

Net assets, at value	$24,626,791	$26,631,886	$15,059,386	$13,259,526

Net assets consist of:
Paid-in capital	$51,851,991	$24,735,248	$12,986,976	$12,371,205
Total distributable earnings (loss)	(27,225,200)	1,896,638	2,072,410	888,321

Net assets, at value	$24,626,791	$26,631,886	$15,059,386	$13,259,526

Shares outstanding	800,000	800,000	400,000	500,000

Net asset value per share	$30.78	$33.29	$37.65	$26.52

+Includes securities loaned	$33,182	—	—	—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2021

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$905,417	$843,021	$378,546	$343,848
Interest from securities loaned: (Note 1d)
Unaffiliated issuers (net of fees and rebates)	404	—	60	8

Total investment income	905,821	843,021	378,606	343,856

Expenses:
Management fees (Note 3a)	113,084	103,567	47,434	40,764
Other	115	110	116	—

Total expenses	113,199	103,677	47,550	40,764
Expenses waived/paid by affiliates (Note 3c)	(50)	(2)	(1,453)	—

Net expenses	113,149	103,675	46,097	40,764

Net investment income	792,672	739,346	332,509	303,092

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(3,261,786)	(923,462)	(372,248)	(760,008)
In-kind redemptions	(3,767,280)	—	(48,113)	—
Foreign currency transactions	(124,584)	6,626	(606)	110
Forward exchange contracts	—	—	—	(708,270)
Futures contracts	144,091	27,278	17,816	10,420

Net realized gain (loss)	(7,009,559)	(889,558)	(403,151)	(1,457,748)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	15,840,301	8,849,408	5,091,879	3,500,599
Translation of other assets and liabilities denominated in foreign currencies	74,116	409	633	483
Futures contracts	(50,663)	(4,535)	(4,193)	(3,852)
Forward exchange contracts	—	—	—	124,538
Change in deferred taxes on unrealized appreciation	(60,759)	—	(240)	—

Net change in unrealized appreciation (depreciation)	15,802,995	8,845,282	5,088,079	3,621,768

Net realized and unrealized gain (loss)	8,793,436	7,955,724	4,684,928	2,164,020

Net increase (decrease) in net assets resulting from operations	$9,586,108	$8,695,070	$5,017,437	$2,467,112

[a]Foreign taxes withheld on dividends	$116,218	$48,490	$19,650	$24,538

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LibertyQ Emerging Markets ETF		Franklin LibertyQ Global Dividend ETF

	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$792,672	$11,640,469	$739,346	$719,261
Net realized gain (loss)	(7,009,559)	(7,582,437)	(889,558)	1,622,691
Net change in unrealized appreciation (depreciation)	15,802,995	(22,115,336)	8,845,282	(6,642,585)

Net increase (decrease) in net assets resulting from operations	9,586,108	(18,057,304)	8,695,070	(4,300,633)

Distributions to shareholders (Note 1f)	(652,807)	(13,252,802)	(716,542)	(632,323)

Capital share transactions: (Note 2)	(42,017,238)	(255,463,490)	—	6,666,193

Net increase (decrease) in net assets	(33,083,937)	(286,773,596)	7,978,528	1,733,237
Net assets:
Beginning of Year	57,710,728	344,484,324	18,653,358	16,920,121

End of Year (Note 1f)	$24,626,791	$57,710,728	$26,631,886	$18,653,358

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LibertyQ Global Equity ETF		Franklin LibertyQ International Equity Hedged ETF

	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$332,509	$575,032	$303,092	$313,525
Net realized gain (loss)	(403,151)	1,745,461	(1,457,748)	374,263
Net change in unrealized appreciation (depreciation)	5,088,079	(4,248,435)	3,621,768	(1,517,636)

Net increase (decrease) in net assets resulting from operations	5,017,437	(1,927,942)	2,467,112	(829,848)

Distributions to shareholders (Note 1f)	(359,864)	(618,417)	(813,573)	(155,010)

Capital share transactions: (Note 2)	(5,657,628)	(6,115,499)	2,584,649	2,596,506

Net increase (decrease) in net assets	(1,000,055)	(8,661,858)	4,238,188	1,611,648
Net assets:
Beginning of Year	16,059,441	24,721,299	9,021,338	7,409,690

End of Year (Note 1f)	$15,059,386	$16,059,441	$13,259,526	$9,021,338

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Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-five separate funds, four of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

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NOTES TO FINANCIAL STATEMENTS

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 8 regarding other derivative information.

d. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

e. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2021, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

g. Accounting Estimates (continued)

assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LibertyQ Emerging Markets ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	—	$34,086	400,000	$12,375,393
Shares redeemed	(1,800,000)	(42,051,324)	(9,400,000)	(267,838,883)

Net increase (decrease)	(1,800,000)	$(42,017,238)	(9,000,000)	$(255,463,490)

	Franklin LibertyQ Global Dividend ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	—	$—	800,000	$23,907,607
Shares redeemed	—	—	(600,000)	(17,241,414)

Net increase (decrease)	—	$—	200,000	$6,666,193

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NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

	Franklin LibertyQ Global Equity ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	—	$—	200,000	$6,595,214
Shares redeemed	(200,000)	(5,657,628)	(400,000)	(12,710,713)

Net increase (decrease)	(200,000)	$(5,657,628)	(200,000)	$(6,115,499)

	Franklin LibertyQ International Equity Hedged ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	100,000	$2,584,649	100,000	$2,596,506

Net increase (decrease)	100,000	$2,584,649	100,000	$2,596,506

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Funds pay a unified management fee to Advisors whereby Advisors has agreed to reimburse the Funds’ acquired fund fee and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fees are based on the daily net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin LibertyQ Emerging Markets ETF	0.45%
Franklin LibertyQ Global Dividend ETF	0.45%
Franklin LibertyQ Global Equity ETF	0.35%
Franklin LibertyQ International Equity Hedged ETF	0.40%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended March 31, 2021, investments in affiliated management investment companies were as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income
Franklin LibertyQ Emerging Markets ETF								Income from securities loaned
Non-Controlled Affiliates

Institutional Fiduciary Trust Money Market Portfolio 0.01%	$—	$608,244	$(574,344)	$—	$—	$33,900	33,900	$—

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2021, the capital loss carryforwards were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Capital loss carryforwards not subject to expiration:
Short term	$17,040,699	$474,389	$367,777	$402,906
Long term	13,874,667	1,004,341	422,506	802,614

Total capital loss carryforwards	$30,915,366	$1,478,730	$790,283	$1,205,520

The tax character of distributions paid during the years ended March 31, 2021 and 2020, were as follows:

	Franklin LibertyQ Emerging Markets ETF		Franklin LibertyQ Global Dividend ETF

	2021	2020	2021	2020
Distributions paid from ordinary income	$652,807	$13,252,802	$716,542	$632,323

	Franklin LibertyQ Global Equity ETF		Franklin LibertyQ International Equity Hedged ETF

	2021	2020	2021	2020
Distributions paid from:
Ordinary income	$359,864	$618,417	$583,704	$57,514
Long-term Capital Gain	$—	$—	$229,869	$97,496

	$359,864	$618,417	$813,573	$155,010

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NOTES TO FINANCIAL STATEMENTS

4. Income Taxes (continued)

At March 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Cost of investments	$21,055,931	$23,366,328	$12,265,402	$11,316,601

Unrealized appreciation	$5,513,184	$3,858,439	$3,178,913	$2,558,015
Unrealized depreciation	(1,940,884)	(684,898)	(422,231)	(643,093)

Net unrealized appreciation (depreciation)	$3,572,300	$3,173,541	$2,756,682	$1,914,922

Distributable earnings – undistributed ordinary income	$122,357	$201,707	$106,242	$179,349

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2021, were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Purchases	$10,245,564	$9,629,520	$4,287,513	$4,286,353
Sales	$32,977,615	$9,612,638	$4,742,975	$5,235,041

In-kind transactions associated with creation and redemptions for the year ended March 31, 2021, were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Cost of Securities Received	$—	$—	$—	$2,504,374
Value of Securities Delivered[a]	$18,261,944	$—	$5,180,438	$—

aRealized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

At March 31, 2021, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

Franklin LibertyQ Emerging Markets ETF
Securities lending transactionsa:
Equity Investments[b]	$33,900

aThe agreements can be terminated at any time.

bThe gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At March 31, 2021, Franklin LibertyQ Emerging Markets ETF had 11.3% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

7. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

8. Other Derivative Information

At March 31, 2021, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin LibertyQ Emerging Markets ETF

Equity contracts	Variation margin on futures contracts	$173	[a]	Variation margin on futures contracts	$—

Franklin LibertyQ Global Dividend ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$683	[a]

Franklin LibertyQ Global Equity ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$341	[a]

Franklin LibertyQ International Equity Hedged ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$—

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	339,612		Unrealized depreciation on OTC forward exchange contracts	1,911

Totals		$339,612			$1,911

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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NOTES TO FINANCIAL STATEMENTS

8. Other Derivative Information (continued)

For the year ended March 31, 2021, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin LibertyQ Emerging Markets ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contract	Futures contracts	$144,091	Futures contracts	$(50,663)

Franklin LibertyQ Global Dividend ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contract	Futures contracts	$27,278	Futures contracts	$(4,535)

Franklin LibertyQ Global Equity ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contract	Futures contracts	$17,816	Futures contracts	$(4,193)

Franklin LibertyQ International Equity Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contract	Futures contracts	$10,420	Futures contracts	$(3,852)

Foreign exchange contracts	Forward exchange contract	$(708,270)	Forward exchange contract	$124,538

Totals		$(697,850)		$120,686

For the year ended March 31, 2021, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Futures contracts	$164,105	$58,103	$32,603	$11,161
Forward exchange contracts	$—	$—	$—	$30,901,265

At March 31, 2021, the Funds’ OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities

	Assets[a]	Liabilities[a]
Franklin LibertyQ International Equity Hedged ETF
Foreign exchange contracts	$339,612	$1,911

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS

8. Other Derivative Information (continued)

At March 31, 2021, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin LibertyQ International Equity Hedged ETF
Counterparty
BOFA	$240,023	$(1,280)	$—	$—	$238,743
DBAB	28,465	(545)	—	—	27,920
HSBK	13,864	(15)	—	—	13,849
MSCO	43,390	(52)	—	—	43,338
UBS AG	13,870	(19)	—	—	13,851

Total	$339,612	$(1,911)	$—	$—	$337,701

At March 31, 2021, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[a]	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Franklin LibertyQ International Equity Hedged ETF
Counterparty
BOFA	$1,280	$(1,280)	$—	$—	$—
DBAB	545	(545)	—	—	—
HSBK	15	(15)	—	—	—
MSCO	52	(52)	—	—	—
UBS AG	19	(19)	—	—	—

Total	$1,911	$(1,911)	$—	$—	$—

See Note 1(c) regarding derivative financial instruments.

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

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NOTES TO FINANCIAL STATEMENTS

9. Fair Value Measurements (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of March 31, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin LibertyQ International Equity Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$13,231,523	$—	$—	$13,231,523

Other Financial Instruments:
Forward Exchange Contracts	$—	$339,612	$—	$339,612

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$1,911	$—	$1,911

Franklin LibertyQ Emerging Markets ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$24,594,331	$—	$—	$24,594,331
Short-Term Investments	33,900	—	—	33,900

Total Investments in Securities	$24,628,231	$—	$—	$24,628,231

Other Financial Instruments:
Futures Contracts	$173	$—	$—	$173

Franklin LibertyQ Global Dividend ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$26,539,869	$—	$—	$26,539,869

Liabilities:
Other Financial Instruments:
Futures Contracts	$683	$—	$—	$683

Franklin LibertyQ Global Equity ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$15,022,084	$—	$—	$15,022,084

Liabilities:
Other Financial Instruments:
Futures Contracts	$341	$—	$—	$341

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and preferred stocks.

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NOTES TO FINANCIAL STATEMENTS

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
IDR	International Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

Counterparty
BOFA	Bank of America Corp.
DBAB	Deutsche Bank AG
HSBK	HSBC Bank PLC
IDR	International Depository Receipt
MSCO	Morgan Stanley
UBSW	UBS AG

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin LibertyQ Global Equity ETF and Franklin LibertyQ International Equity Hedged ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin LibertyQ Global Equity ETF and Franklin LibertyQ International Equity Hedged ETF (four of the funds constituting Franklin Templeton ETF Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2021, the related statements of operations for the year ended March 31, 2021, the statements of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 20, 2021

We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

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Tax information (unaudited)

Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended March 31, 2021.

Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF
34.12%	46.24%

Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code for the fiscal year ended March 31, 2021.

Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
652,977	806,542	362,995	$319,340

Distributions, including qualified dividend income, paid during calendar year 2021 will be reported to shareholders on Form 1099-DIV by mid-February 2022. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At March 31, 2021, more than 50% of the following Funds’ total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Funds on these investments. The Funds elect to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the June 2021 distribution, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

Franklin LibertyQ Emerging Markets ETF

Franklin LibertyQ Global Dividend ETF

Franklin LibertyQ International Equity Hedged ETF

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended March 31, 2021:

Franklin LibertyQ International Equity Hedged ETF	$229,869

Under Section 871(k)(2)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended March 31, 2021

Franklin LibertyQ Emerging Markets ETF	$942,482
Franklin LibertyQ Global Dividend ETF	$535,776
Franklin LibertyQ International Equity Hedged ETF	$219,694

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2016	49	AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and PhonePe (December 2020) (payment and financial services); formerly, Axis Bank (financial) (2013-2021), FlipKart Limited (2019-December 2020) (eCommerce company); CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); Chief Executive Officer and Director, FinTech Evolution Acquisition (eCommerce company) (February 2021-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2020	49	IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present), LegalShield (consumer services) (2020-present); and formerly, Fluor Corporation (construction and engineering) (2014-2020) and Focus Financial Partner, LLC (financial services) (2018-2020).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution)) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	49	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	60	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton.

Breda M. Beckerle (1958) 280 Park Avenue New York, NY 10017	Chief Compliance Officer	Since November 2020	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 42 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 42 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 42 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 42 of the investment companies in Franklin Templeton.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of three of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of three of the investment companies in Franklin Templeton.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 42 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 42 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on the Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2021 Franklin Templeton Investments. All rights reserved.		ETF A 05/21

ANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

March 31, 2021

Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Franklin Liberty Ultra Short Bond ETF	Franklin Liberty U.S. Treasury Bond ETF
Franklin Liberty U.S. Core Bond ETF

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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ANNUAL REPORT

Franklin Liberty Investment Grade Corporate ETF

This annual report for Franklin Liberty Investment Grade Corporate ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks a high level of current income as is consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade corporate debt securities and investments.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +10.28% based on market price and +9.43% based on net asset value (NAV).1 In comparison, the Bloomberg Barclays U.S. Corporate Investment Grade Index posted a +8.73% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Banks	17.2%
Oil, Gas & Consumable Fuels	9.7%
Electric Utilities	8.4%
Insurance	4.2%
Capital Markets	3.6%
Diversified Telecommunication Services	3.4%
Health Care Providers & Services	3.2%
Pharmaceuticals	2.9%
Aerospace & Defense	2.8%
Tobacco	2.8%

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, posted marginally positive total returns during the 12 months ended March 31, 2021. The period began at the height of the economic and social disruption that came in the wake of the novel coronavirus (COVID-19) pandemic, which significantly impacted U.S. bond markets. Throughout the 12-month period, as the U.S. economy adapted to the presence of COVID-19, investor appetite for risk increased. Consequently, lower-rated bonds posted significantly greater returns than higher-rated bonds. In early 2021, however, the implementation of mass vaccination programs alongside improving economic indicators prompted investors to anticipate that increased inflation would lead to higher interest rates.

The U.S. Federal Reserve (Fed) maintained the federal funds target rate at a range of 0.00%–0.25% and continued its program of open-ended purchasing of government-backed and corporate bonds as necessary to provide liquidity to bond markets. Furthermore, the Fed signaled that interest rates would potentially remain low, even if inflation moderately exceeded the Fed’s 2% target for some time.

U.S. Treasury bonds, as measured by the Bloomberg Barclays U.S. Treasury Index, posted negative total returns during the period. The 10-year U.S. Treasury yield (which moves inversely to price) was at or near all-time lows for the first half of the reporting period. However, yields rose in the period’s second half, as renewed strength in the economy prompted investors to increase their inflation expectations. Mortgage-backed securities (MBS), as measured by the Bloomberg Barclays MBS Index, had marginally negative total returns for the period despite Fed support, as lower interest rates accelerated prepayments from mortgage refinancing, which weighed on MBS returns.

Fed action was a catalyst for the recovery in the corporate bond market, which advanced overall but varied significantly based on credit rating. The strengthening economy and prospect of a return to normal conditions tempered concerns about credit quality, which benefited lower-quality bonds. Consequently, high-yield corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate High Yield Bond

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 36.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Index, posted a strong advance, outpacing investment-grade corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate Bond Index, which nevertheless posted solid returns.

Investment Strategy

The Fund invests primarily in U.S. dollar-denominated corporate debt securities issued by U.S. and foreign companies. The Fund may invest in debt securities of any maturity or duration.

The Fund’s focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund’s capital. The Fund may also invest a portion of its assets in convertible securities, preferred securities and U.S. Treasury securities, and generally expects to invest a portion of its assets in cash, cash equivalents and high-quality money market securities, including short-term U.S. government securities, commercial paper, repurchase agreements and affiliated or unaffiliated money market funds. The Fund may invest up to 40% of its net assets in foreign securities, including those in developing markets, and up to 15% of its net assets in non-U.S. dollar-denominated securities. The Fund may enter into certain derivative transactions to seek to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

Top 10 Holdings

3/31/21

Issue/Issuer	% of Total Net Assets
HSBC Holdings PLC, senior note, 1.645% to 4/18/25, FRN thereafter, 4/18/26	1.6%
Enel Finance International NV, senior note, 144A,13.625%, 5/25/2027	1.4%
Bank of America Corp., sub. bond, 4.183%, 11/25/2027	1.3%
BNP Paribas SA, senior note, 144A, 4.705% to 1/10/24, FRN thereafter,1/10/25	1.3%
BPCE SA, senior note, 144A, 5.70%, 10/22/23	1.3%
AT&T Inc., senior note, 3.80%, 2/15/27	1.3%
Imperial Brands Finance PLC, senior note, 144A, 4.25%, 7/21/25	1.3%
Tencent Holdings Ltd., senior note, 144A, 3.595%, 1/19/28	1.3%
Northrop Grumman Corp., senior bond, 5.25%, 5/01/50	1.1%
National Australia Bank Ltd., sub. note, 144A, 2.332%, 8/21/30	1.1%

In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. The Fund’s portfolio is constructed by taking into account our desired duration and yield curve exposure, total return potential, as well as the appropriate diversification and risk profile at the issue, company and industry level.

Manager’s Discussion

Investment-grade (IG) corporate bonds performed well for most of the 12 months under review, helped by lower U.S. Treasury yields for most of 2020 and tighter bond spreads. Performance turned negative in the later months of the review period, as Treasury yields rebounded to levels last seen in early 2020.

The Fund outperformed its benchmark for the 12 months under review. Our allocation across quality segments was the main contributor to performance, relative to the benchmark, and our allocation across industries also helped. By contrast, security selection within industry sectors and the Fund’s yield curve positioning detracted from relative returns.

The Fund’s overweighted allocation to lower-quality issues was positive for relative performance during the period, as those bonds rebounded strongly after the initial novel coronavirus shock to financial markets in early 2020. Industry allocation also helped performance, helped by a significant overweighted allocation to the energy industry. Underweighted positions in banking and technology were positive drivers as well.

Security selection hurt performance during the period, as some of the higher-quality issues in the portfolio lagged returns within their sector, as spreads tightened. Duration and yield curve positioning was a modest negative, too, although the Fund’s duration remained close to the benchmark’s duration during the entire review period.

The Fund held primarily cash bonds during the period, but used credit index derivatives to gain market exposure on a temporary, tactical basis. The Fund also used interest rate futures contracts to manage duration exposure.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Thank you for your participation in Franklin Liberty Investment Grade Corporate ETF. We look forward to serving your future investment needs.

Marc Kremer, CFA

Shawn Lyons, CFA

Thomas Runkel, CFA

Pururav Thoutireddy, Ph.D.

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/5/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+9.43%	+10.28%	+9.43%	+10.28%
3-Year	+18.91%	+19.33%	+5.94%	+6.07%
Since Inception (10/3/16)	+19.51%	+19.68%	+4.05%	+4.08%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
3.40%	2.10%	1.93%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

10/3/16–3/31/21

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
$0.825997	$0.147958	$0.083062	$1.057017

Total Annual Operating Expenses8

With Fee Waiver	Without Fee Waiver
0.35%	0.58%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s investments in foreign securities involve certain risks including currency fluctuations, and economic and political uncertainties. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/21.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: Morningstar. The Bloomberg Barclays U.S. Corporate Investment Grade Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes U.S. dollar-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$978.30	$1.73	$1,023.19	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

8	Annual Report	franklintempleton.com

Franklin Liberty Ultra Short Bond ETF

This annual report for Franklin Liberty Ultra Short Bond ETF covers the period since the Fund’s inception on July 14, 2020, through March 31, 2021.

Your Fund’s Goal and Main Investments

A high level of current income as is consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and investments that provide exposure to bonds.

Performance Overview

For the period since inception on July 14, 2020, through March 31, 2021, the Fund posted cumulative total returns of +0.91% based on market price and +0.91% based on net asset value (NAV). In comparison, the ICE BofA U.S. 3-Month Treasury Bill Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +0.09% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/2021

% of Total Net Assets
Banks	20.3%
Pharmaceuticals	12.2%
Capital Markets	8.1%
Oil, Gas & Consumable Fuels	6.2%
Health Care Providers & Services	6.2%
Aerospace & Defence	6.1%
Chemicals	4.2%
Biotechnology	4.1%
Consumer Finance	4.1%
Insurance	2.1%

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, posted negative total returns during the period since Fund’s inception on July 14, 2020, through March 31, 2021. Prior to the review period, the novel coronavirus (COVID-19) pandemic caused economic and social disruption that significantly impacted U.S. bond markets. Throughout the review period, as the U.S. economy adapted to the presence of COVID-19, investor appetite for risk increased. Consequently, lower-rated bonds posted significantly greater returns than higher-rated bonds. In early 2021, however, the implementation of mass vaccination programs alongside improving economic indicators prompted investors to anticipate that increased inflation would lead to higher interest rates.

The U.S. Federal Reserve (Fed) maintained the federal funds target rate at a range of 0.00%–0.25% and continued its program of open-ended purchasing of government-backed and corporate bonds as necessary to provide liquidity to bond markets. Furthermore, the Fed signaled that interest rates would potentially remain low, even if inflation moderately exceeded the Fed’s 2% target for some time.

U.S. Treasury bonds, as measured by the Bloomberg Barclays U.S. Treasury Index, posted negative total returns during the period. The 10-year U.S. Treasury yield (which moves inversely to price) was at or near all-time lows prior to the reporting period. However, yields rose during the review period, as renewed strength in the economy prompted investors to increase their inflation expectations. Mortgage-backed securities (MBS), as measured by the Bloomberg Barclays MBS Index, had marginally negative total returns for the period despite Fed support, as lower interest rates accelerated prepayments from mortgage refinancing, which weighed on MBS returns.

Fed action was a catalyst for the recovery in the corporate bond market, which advanced overall but varied significantly based on credit rating. The strengthening economy and prospect of a return to normal conditions tempered concerns about credit quality, which benefited lower-quality bonds. Consequently, high-yield corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate High Yield Bond

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 43.

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FRANKLIN LIBERTY ULTRA SHORT BOND ETF

Index, posted a strong advance, outpacing investment-grade corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate Bond Index, which posted negative returns.

Investment Strategy

The Fund targets securities with an estimated average portfolio duration of one year or less. The Fund invests predominantly in U.S. dollar denominated, investment-grade debt securities and investments. The Fund generally expects to invest a substantial portion of its assets in cash, cash equivalents and high-quality money market securities, including commercial paper, certificates of deposit, repurchase agreements and affiliated or unaffiliated money market funds. The Fund may invest in securities issued or guaranteed by the U.S. government or by non-U.S. governments or their respective agencies or instrumentalities, including mortgage-backed securities and inflation-indexed securities issued by the U.S. Treasury. The Fund may also invest in mortgage dollar rolls, asset-backed securities and U.S. dollar denominated foreign securities.

The Fund may enter into certain interest rate-related derivatives to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. The Fund’s portfolio is constructed by taking into account our desired duration and yield curve exposure, total return potential, as well as the appropriate diversification and risk profile at the issue, company and industry level.

Top 10 Holdings

3/31/2021

Issue/Issuer	% of Total Net Assets
Citigroup Inc., senior note, FRN thereafter, 1.621%, 9/1/23	4.1%
The Boeing Co.,sr.Unsecured, 1.167%, 2/4/23	4.1%
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, A5, FRN thereafter, 0.731%, 4/22/26	4.1%
Discover Card Execution Note Trust, Series 2017-A5,Class A5, FRN thereafter, 0.76%, 12/15/26	4.1%
JPMorgan Chase & Co., senior note, FRN thereafter, 1.118%, 4/25/23	4.1%
AmerisourceBergen Corp., Sr.unsecured, 0.737%, 3/15/23	4.0%
Kinder Morgan Inc., 144A, 5.626%, 11/15/23	2.2%
LYB International Finance BV, senior note, 4%,7/15/23	2.2%
CVS Health Corp., senior note, 3.7%, 3/9/23	2.1%
Liberty Mutual Group Inc., senior note, 144A, 7.94%, 5/1/22	2.1%

Manager’s Discussion

While five-year and longer Treasury yields rose sharply, two-year and shorter Treasury rates remained stable during the period with the Fed Funds rate anchored at 0.00% to 0.25%. Short-term investment grade corporate bond spreads narrowed during the period as demand for higher yielding alternatives to government bonds remained strong. Corporate bonds were also aided by the Fed’s pledge to support the investment grade market particularly on the short end of the yield curve. Most high quality short-term fixed income sectors posted modestly positive returns for the period with spread sectors outperforming government sectors.

The Fund outperformed its benchmark during the review period. Our overweighted position in corporate credit was the biggest contributor to relative performance as tighter spreads and Fed support helped investment-grade credit outperform short-term Treasuries. Industry allocations that contributed to performance included an overweighting to banking, energy and capital goods. Positive contributors from individual positions included Boeing, Canadian Imperial Bank, and Bank of Montreal while detractors included Woodside Finance, Bank of NY Mellon and Textron. Duration positioning had minimal impact on relative performance.

While the ETF has the ability to invest in derivative securities, it held no derivatives during the period under review.

10	Annual Report	franklintempleton.com

FRANKLIN LIBERTY ULTRA SHORT BOND ETF

Thank you for your participation in Franklin Liberty Ultra Short Bond ETF. We look forward to serving your future investment needs.

David Yuen, CFA, FRM

Shawn Lyons, CFA

Thomas Runkel, CFA

Kent Burns, CFA

Johnson Ng

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY ULTRA SHORT BOND ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (7/16/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (7/14/20)	+0.91%	+0.91%	+1.28%	+1.28%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
2.09%	0.38%	-2.89%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

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FRANKLIN LIBERTY ULTRA SHORT BOND ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Class A (7/14/20–3/31/21)

See page 14 for Performance Summary footnotes.

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FRANKLIN LIBERTY ULTRA SHORT BOND ETF

PERFORMANCE SUMMARY

Distributions (7/14/20–3/31/21)

Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
$0.330584	$0.015610	$—	$0.346194

Total Annual Operating Expenses8

With Fee Waiver	Without Fee Waiver
0.15%	0.75%

All investments involve risk, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund’s capital. The Fund is not a money market fund and does not seek to maintain a stable net value of $1.00 per share. Interest rate movements, unanticipated changes in mortgage prepayment rates and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a Fund’s share price, generally move in opposite direction of interest rates. Therefore, as the price of bonds in the Fund adjust to rise in interest rates, the Fund’s share price may decline. By focusing its investments in financials related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wide variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies and such industries. The Fund’s investment in foreign securities involve certain risks including currency fluctuations, and economic and political uncertainties. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities involves special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/21.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: Morningstar. The ICE BofA U.S. 3-Month Treasury Bill Index tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

14	Annual Report	franklintempleton.com

FRANKLIN LIBERTY ULTRA SHORT BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,005.30	$0.75	$1,024.18	$0.76	0.15%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty U.S. Core Bond ETF

This annual report for Franklin Liberty U.S. Core Bond ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks total return. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds of U.S. issuers.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +2.23% based on market price and +2.07% based on net asset value (NAV). In comparison, the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks the U.S. investment-grade, taxable bond market, posted a +0.71% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 18.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

3/31/21

% of Total Net Assets
U.S. Government & Agency Securities	38.5%
Corporate Bonds & Notes	28.5%
Mortgage-Backed Securities	22.3%
Foreign Government and Agency Securities	4.5%
Municipal Bonds	3.1%
Asset-Backed Securities	1.6%
Short-Term Investments & Other Net Assets	1.5%

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, posted marginally positive total returns during the 12 months ended March 31, 2021. The period began at the height of the economic and social disruption that came in the wake of the novel coronavirus (COVID-19) pandemic, which significantly impacted U.S. bond markets. Throughout the 12-month period, as the U.S. economy adapted to the presence of COVID-19, investor appetite for risk increased. Consequently, lower-rated bonds posted significantly greater returns than higher-rated bonds. In early 2021, however, the implementation of mass vaccination programs alongside improving economic indicators prompted investors to anticipate that increased inflation would lead to higher interest rates.

The U.S. Federal Reserve (Fed) maintained the federal funds target rate at a range of 0.00%–0.25% and continued its program of open-ended purchasing of government-backed and corporate bonds as necessary to provide liquidity to bond markets. Furthermore, the Fed signaled that interest rates would potentially remain low, even if inflation moderately exceeded the Fed’s 2% target for some time.

U.S. Treasury bonds, as measured by the Bloomberg Barclays U.S. Treasury Index, posted negative total returns during the period. The 10-year U.S. Treasury yield (which moves inversely to price) was at or near all-time lows for the first half of the reporting period. However, yields rose in the period’s second half, as renewed strength in the economy prompted investors to increase their inflation expectations. Mortgage-backed securities (MBS), as measured by the Bloomberg Barclays MBS Index, had marginally negative total returns for the period despite Fed support, as lower interest rates accelerated prepayments from mortgage refinancing, which weighed on MBS returns.

Fed action was a catalyst for the recovery in the corporate bond market, which advanced overall but varied significantly based on credit rating. The strengthening economy and prospect of a return to normal conditions tempered concerns about credit quality, which benefited lower-quality bonds. Consequently, high-yield corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, posted a strong advance, outpacing investment-grade corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate Bond Index, which nevertheless posted solid returns.

Investment Strategy

The Fund invests predominantly in investment-grade bonds of U.S. issuers, including government, corporate-debt, mortgage-backed and asset-backed securities. The Fund’s investments in mortgage-backed securities include securities that are issued or guaranteed by the U.S. government, its

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 46.

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FRANKLIN LIBERTY U.S. CORE BOND ETF

agencies or instrumentalities, and private issuers, including commercial mortgage-backed securities. Under normal market conditions, the Fund is generally expected to have sector, credit and duration exposures comparable to its benchmark index. However, we make investment decisions based upon our own fundamental analysis, which affects the Fund’s sector, credit and duration exposures so that they may vary from the benchmark index.

In addition, the Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the to-be-announced (TBA) market. With TBA transactions, the particular securities to be delivered must meet specified terms and conditions.

For purposes of pursuing its investment goal, the Fund may enter into various interest-rate and credit-related derivatives, principally U.S. Treasury futures, interest-rate swaps and credit default swaps. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select interest rates, durations or credit risks. The Fund may enter into certain derivative transactions to seek to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. We may consider selling a security when we believe the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when we believe another security is a more attractive investment opportunity.

Top 10 Holdings

3/31/21

% of Total Net Assets
U.S. Treasury Note, 2.125%, 2/29/2024	7.3%
U.S. Treasury Note, 0.375%, 11/30/2025	6.1%
U.S. Treasury Note, 1.375%, 8/31/2023	4.6%
U.S. Treasury Note, 1.875%, 9/30/2022	4.2%
U.S. Treasury Note, 0.50%, 3/31/2025	3.5%
U.S. Treasury Note, 1.50%, 3/31/2023	2.1%
U.S. Treasury Bond, 3.50%, 2/15/2039	1.9%
Federal Home Loan Mortgage Corp., 3.00%, 3/1/2050	1.7%
U.S. Treasury Bond, 2.25%, 8/15/2046	1.7%
U.S. Treasury Note, 0.25%, 6/30/2025	1.6%

Manager’s Discussion

Over the period under review, the Fund outperformed its benchmark. The Fund’s sector allocations were the main drivers of outperformance over the Fund’s performance during the previous 12-month period. We maintained overweighted positioning in investment-grade (IG) corporate bonds, sovereign hard-currency emerging market (EM) debt and taxable and tax-exempt municipal (muni) securities, which all boosted returns throughout the year. Additionally, underweighted exposure to asset-backed securities (ABS) was accretive to relative performance. In contrast, with market value positioning lower than the benchmark, both commercial mortgage-backed securities (CMBS) and non-U.S. developed nations debt curbed returns. Security selection was also a strong source of outperformance, led by selection in IG corporate bonds, agency mortgage-backed securities, and non-U.S. developed nations debt. This was partially offset by selection in the sovereign EM, ABS, and taxable muni sectors, which hindered relative returns. Throughout the period, the duration of the portfolio was roughly in line with the underlying benchmark, but curve positioning detracted modestly from results.

The Fund utilized interest rate futures to manage the duration profile of the portfolio.

Thank you for your participation in Franklin Liberty U.S. Core Bond ETF. We look forward to serving your future investment needs.

David Yuen, CFA, FRM

Patrick Klein, Ph.D.

Tina Chou

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY U.S. CORE BOND ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/19/19), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+2.07%	+2.23%	+2.07%	+2.23%
Since Inception (9/17/19)	+5.26%	+5.42%	+3.39%	+3.49%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
2.78%	1.31%	1.27%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 20 for Performance Summary footnotes.

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FRANKLIN LIBERTY U.S. CORE BOND ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

9/17/19–3/31/21

See page 20 for Performance Summary footnotes.

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FRANKLIN LIBERTY U.S. CORE BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
$0.652832	$0.168863	$0.021510	$0.843205

Total Annual Operating Expenses8

With Fee Waiver	Without Fee Waiver
0.15%	0.19%

All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a Fund’s share price, generally move in the opposite direction of interest rates. Therefore, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/21.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: Morningstar. The Bloomberg Barclays U.S. Aggregate Bond Index tracks the U.S. investment-grade, taxable bond market.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY U.S. CORE BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$977.50	$0.74	$1,024.18	$0.76	0.15%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated. and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty U.S. Low Volatility ETF

This annual report for Franklin Liberty U.S. Low Volatility ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with an emphasis on lower volatility. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. investments.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +43.74% based on market price and +43.52% based on net asset value (NAV). In comparison, the Russell 1000® Index posted a +60.59% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 25.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Information Technology	27.4%
Health Care	12.9%
Consumer Discretionary	12.3%
Financials	11.5%
Communication Services	10.2%
Industrials	8.5%
Consumer Staples	5.8%
Real Estate	3.1%
Materials	2.8%
Energy	2.6%

Economic and Market Overview

U.S. equities, as measured by the Standard & Poor’s® 500 Index (S&P 500®), advanced strongly during the 12 months ended March 31, 2021. Equities rose throughout the reporting period amid the U.S. recovery from the initial shock of the novel coronavirus (COVID-19) pandemic and related restrictions. Better understanding of safety standards that could reduce transmission led many states to partially reopen in April and May 2020, boosting equities. Several significant rounds of stimulus, including direct payments to individuals and programs designed to keep employees on payroll, also supported stock prices. In November 2020, the development of several vaccines bolstered investor confidence, and the implementation of mass vaccination programs in early 2021 led to further gains, as U.S. equities reached an all-time high in March 2021.

The U.S. economy was severely impacted by the pandemic, as business closures and restrictions on gatherings disrupted everyday life. As a result, second-quarter 2020 gross domestic product (GDP) experienced a record annualized decline, and mass layoffs drove the unemployment rate to a peak of 14.8% in April.2 However, economic conditions improved rapidly thereafter, with GDP rebounding at a record annualized pace in 2020’s third quarter and expanding more slowly in the fourth quarter. Similarly, the unemployment rate declined notably, reaching 6.0% in March 2021 as jobless claims fell and employment openings began to increase.2

To support the U.S. economy, the U.S. Federal Reserve (Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25%. The Fed also enacted quantitative easing measures aimed at ensuring credit flows to borrowers and supporting credit markets with open-ended bond purchasing. Furthermore, the Fed signaled that interest rates would potentially remain low, even if inflation moderately exceeded its 2% target.

The combination of large stimulus payments, increasing asset prices and rising savings during lockdowns led to the strengthening of household balance sheets, as wealth levels rose and credit card debt declined in 2020’s fourth quarter.

1. Source: Morningstar. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 56.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

These factors led investors to anticipate a surge in spending. Nonetheless, areas of economic weakness remained, including total employment numbers that stayed well below pre-pandemic levels, and inflation expectations that increased to the highest level in more than 10 years near period-end.

Top 10 Holdings

3/31/21

Company Sector/Industry	% of Total Net Assets
Synopsys Inc. Information Technology	1.5%
Texas Instruments Inc. Information Technology	1.5%
Keysight Technologies Inc. Information Technology	1.5%
Oracle Corp. Information Technology	1.5%
Cisco Systems Inc. Information Technology	1.5%
Amphenol Corp., A Information Technology	1.5%
ANSYS Inc. Information Technology	1.5%
Accenture PLC, A Information Technology	1.5%
International Business Machines Corp. Information Technology	1.5%
Jack Henry & Associates Inc. Information Technology	1.5%

Investment Strategy

The Fund invests primarily in equity securities (principally common stocks) of U.S. companies.3 The Fund seeks capital appreciation, while providing a lower level of volatility than the broader equity market as measured by the Russell 1000® Index, meaning the Fund seeks returns that fluctuate less than the returns of the Russell 1000® Index. We apply a fundamentally driven “bottom-up” research process to create a starting universe of eligible securities across a large number of sectors derived from the holdings of a number of Franklin Templeton equity funds. The investment manager screens that universe on a quarterly basis in order to identify those securities with the lowest realized volatility relative to their corresponding sectors, while also incorporating fundamental view of individual stocks. The Fund’s sector weightings generally are based on the current sector weightings within the Russell

1000® Index. Individual securities in the Fund’s portfolio are generally weighted equally within each sector. The investment manager may, from time to time, make adjustments to the Fund’s portfolio as a result of corporate actions, changes to the volatility profile of the Fund’s holdings, or for risk management related purposes.

Manager’s Discussion

The Fund generated strong positive absolute returns but underperformed its benchmark, the Russell 1000® Index, for the 12-month period ended March 31, 2021. Stock selection in the information technology sector was the most significant detractor from relative performance largely due to an underweighting in Apple whose shares reached record highs over the period as pandemic lockdowns drove consumers to its products. In contrast, the sector benefited from investments in chipmakers Synopsys and Texas Instruments and in fiber-optic cable manufacturer Amphenol.

Although consumer discretionary was a relative detractor at the sector level, the Fund’s investments in Tractor Supply Company and Target boosted results. COVID-19 restrictions gave rise to e-commerce growth and homesteading trends, which benefited Tractor Supply’s business. Likewise, in the midst of the pandemic, Target saw strong momentum from a growing e-commerce customer base and demand for consumer products for the home.

Medical product companies Baxter International and Becton, Dickinson and Company underperformed in the health care sector. In the energy sector, low oil prices and refining margins along with a slowdown in energy demand were a drag on the shares of oil companies, including our holding in Royal Dutch Shell. Elsewhere, the pandemic introduced a new set of challenges for urban apartment property company Equity Residential as work-from-home mandates allowed city renters to relocate to cheaper parts of the country.

Thank you for your participation in Franklin Liberty U.S. Low Volatility ETF. We look forward to serving your future investment needs.

Todd Brighton, CFA

Portfolio Manager

3. “U.S. companies” are those that (i) are organized under the laws of, or have a principal office in, or for whose securities the principal trading market is, the U.S.; (ii) derive 50% or more of their total revenue or profit from either goods or services produced, or sales made, in the U.S.; or (iii) have 50% or more of their assets in the U.S.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	23

FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/22/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+43.52%	+43.74%	+43.52%	+43.74%
3-Year	+53.90%	+54.05%	+15.46%	+15.49%
Since Inception (9/20/16)	+88.65%	+88.95%	+15.05%	+15.10%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 27 for Performance Summary footnotes.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

9/20/16–3/31/21

See page 27 for Performance Summary footnotes.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.635812

Total Annual Operating Expenses6

With Fee Waiver	Without Fee Waiver
0.29%	0.53%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. There can be no guarantee that the Fund’s volatility strategy will be successful, and achieving the Fund’s volatility strategy does not mean the Fund will achieve a positive or competitive return. The volatility strategy can also be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt this strategy. Smaller and midsize-company stocks have historically experienced more price volatility than larger company stocks, especially over the short term. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: Morningstar. The Russell 1000 Index is market capitalization weighted and measures performance of the approximately 1,000 largest companies in the Russell 3000 Index, which represents the majority of the U.S. market’s total capitalization.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,135.10	$1.54	$1,023.49	$1.46	0.29%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

28	Annual Report	franklintempleton.com

Franklin Liberty U.S. Treasury Bond ETF

This annual report for Franklin Liberty U.S. Treasury Bond ETF covers the period since the Fund’s inception on June 9, 2020, through March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks income. Under normal market conditions, the Fund invests at least 80% of its net assets in direct obligations of the U.S. Treasury.

Performance Overview

For the period since inception on June 9, 2020, through March 31, 2021, the Fund posted cumulative total returns of -3.15% based on market price and -3.36% based on net asset value (NAV). In comparison, the Bloomberg Barclays U.S. Treasury Index, which measures the performance of U.S. Treasury bills, posted a -3.85% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 31.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

3/31/21

% of Total Net Assets
U.S. Government & Agency Securities	93.2%
Mortgage-Backed Securities	1.9%
Short-Term Investments & Other Net Assets	4.9%

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, posted negative total returns during the period since the Fund’s inception on June 9, 2020, through March 31, 2021. Prior to the review period, the novel coronavirus (COVID-19) pandemic caused economic and social disruptions that significantly impacted U.S. bond markets. Throughout the review period, as the U.S. economy adapted to the presence of COVID-19, investor appetite for risk increased. Consequently, lower-rated bonds posted significantly greater returns than higher-rated bonds. In early 2021, however, the implementation of mass vaccination programs alongside improving economic indicators prompted investors to anticipate that increased inflation would lead to higher interest rates.

The U.S. Federal Reserve (Fed) maintained the federal funds target rate at a range of 0.00%–0.25% and continued its program of open-ended purchasing of government-backed and corporate bonds as necessary to provide liquidity to bond markets. Furthermore, the Fed signaled that interest rates would potentially remain low, even if inflation moderately exceeded the Fed’s 2% target for some time.

U.S. Treasury bonds, as measured by the Bloomberg Barclays U.S. Treasury Index, posted negative total returns during the period. The 10-year U.S. Treasury yield (which moves inversely to price) was at or near all-time lows prior to the reporting period. However, yields rose during the review period, as renewed strength in the economy prompted investors to increase their inflation expectations. Mortgage-backed securities (MBS), as measured by the Bloomberg Barclays MBS Index, had marginally negative total returns for the period despite Fed support, as lower interest rates accelerated prepayments from mortgage refinancing, which weighed on MBS returns.

Fed action was a catalyst for the recovery in the corporate bond market, which advanced overall but varied significantly based on credit rating. The strengthening economy and prospect of a return to normal conditions tempered concerns about credit quality, which benefited lower-quality bonds. Consequently, high-yield corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, posted a strong advance, outpacing investment-grade corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate Bond Index.

Investment Strategy

The Fund invests at least 80% of its net assets in direct obligations of the U.S. Treasury, including Treasury bonds, bills and notes and investments that provide exposure to direct obligations of the U.S. Treasury. The Fund may also invest in

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 59.

franklintempleton.com	Annual Report	29

FRANKLIN LIBERTY U.S. TREASURY BOND ETF

securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, including government sponsored entities and mortgage-backed securities (MBS).

In addition, the Fund may purchase or sell MBS on a delayed delivery or forward commitment basis through the to-be-announced (TBA) market. With TBA transactions, the particular securities to be delivered must meet specified terms and conditions.

To pursue its investment goal, the Fund may enter into certain interest rate-related derivative transactions, principally interest rate/bond futures contracts and interest rate swaps. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select interest rates or durations. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. We may consider selling a security when we believe the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when we believe another security is a more attractive investment opportunity.

Top 10 Holdings

3/31/21

% of Total Net Assets
U.S. Treasury Note, 0.125%, 5/31/22	11.8%
U.S. Treasury Note, 1.875%, 7/31/26	7.8%
U.S. Treasury Note, 0.50%, 6/32/27	6.2%
U.S. Treasury Note, 2.50%, 5/15/24	3.6%
U.S. Treasury Note, 1.50%, 11/30/24	3.5%
U.S. Treasury Note, 2.25%, 11/15/24	3.4%
U.S. Treasury Note, 2.125%, 3/31/24	3.3%
U.S. Treasury Note, 2.125%, 11/30/24	3.3%
U.S. Treasury Note, 2.00%, 4/30/24	3.2%
U.S. Treasury Note, 1.50%, 9/30/24	3.1%

Manager’s Discussion

During the period since the Fund’s inception on June 9, 2020, through March 31, 2021, the Fund posted a negative return, although outperforming the benchmark Bloomberg Barclays U.S. Treasury Index.

Our non-benchmark allocation to U.S. Treasury Inflation-Protected Securities as well as security selection within the fixed-rate agency mortgage-backed security (MBS) sector were the primary contributors to relative performance. Conversely, our allocation to MBS hindered results. Our overall duration positioning contributed to relative returns over the period, mainly from the 10-year duration portion of the curve.

Thank you for your participation in Franklin Liberty U.S. Treasury Bond ETF. We look forward to serving your future investment needs.

Warren Keyser

Patrick Klein, Ph.D.

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

30	Annual Report	franklintempleton.com

FRANKLIN LIBERTY U.S. TREASURY BOND ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/11/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (6/9/20)	-3.36%	-3.15%	-4.14%	-3.89%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
1.93%	0.85%	0.44%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 33 for Performance Summary footnotes.

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FRANKLIN LIBERTY U.S. TREASURY BOND ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

6/9/20–3/31/21

See page 33 for Performance Summary footnotes.

32	Annual Report	franklintempleton.com

FRANKLIN LIBERTY U.S. TREASURY BOND ETF

PERFORMANCE SUMMARY

Distributions (6/9/20–3/31/21)

Net Investment Income
$0.342827

Total Annual Operating Expenses8

With Fee Waiver	Without Fee Waiver
0.09%	0.59%

All investments involve risks, including possible loss of principal. Interest-rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a Fund’s share price, generally move in the opposite direction of interest rates. Therefore, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/21.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: Morningstar. The Bloomberg Barclays U.S. Treasury Index measures the performance of U.S. Treasury bills.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	33

FRANKLIN LIBERTY U.S. TREASURY BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$953.90	$0.44	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Investment Grade Corporate ETF

	Year Ended March 31,

	2021	2020	2019	2018	2017[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.22	$24.09	$23.97	$24.21	$25.00

Income from investment operations[b]:

Net investment income[c]	0.60	0.73	0.82	0.80	0.32

Net realized and unrealized gains (losses)	1.71	0.27	0.21	(0.22)	(0.78)

Total from investment operations	2.31	1.00	1.03	0.58	(0.46)

Less distributions from:

Net investment income	(0.83)	(0.81)	(0.91)	(0.82)	(0.33)

Net realized gains	(0.23)	(0.06)	—	—	—

Total Distributions	(1.06)	(0.87)	(0.91)	(0.82)	(0.33)

Net asset value, end of year	$25.47	$24.22	$24.09	$23.97	$24.21

Total return[d]	9.43%	4.02%	4.46%	2.38%	(1.83)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.50%	0.58%	1.07%	1.04%	1.06%

Expenses net of waiver and payments by affiliates	0.35%	0.35%	0.35%	0.37%	0.40%

Net investment income	2.27%	2.86%	3.49%	3.27%	2.76%

Supplemental data

Net assets, end of year (000’s)	$1,018,639	$553,338	$18,065	$39,554	$53,268

Portfolio turnover rate[f]	53.32% [g]	52.17% [g]	22.02%	63.14%	17.85%

aFor the period October 3, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	53.32%	52.17%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	35

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin Liberty Investment Grade Corporate ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 96.9%
	Aerospace & Defense 2.8%
	Lockheed Martin Corp., senior note, 4.07%, 12/15/42	United States	4,100,000	$4,749,124
	Northrop Grumman Corp., senior bond, 5.25%, 5/01/50	United States	8,750,000	11,376,608
	Teledyne Technologies Inc., senior note, 0.95%, 4/01/24	United States	5,000,000	4,982,527
	The Boeing Co.,
	senior note, 2.196%, 2/04/26	United States	5,000,000	4,987,904
	senior note, 4.508%, 5/01/23	United States	2,000,000	2,141,384

				28,237,547

	Air Freight & Logistics 0.8%
	FedEx Corp., senior bond, 4.75%, 11/15/45	United States	7,000,000	8,208,246

	Airlines 1.0%
a	Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.50%, 4.50%, 10/20/25	United States	5,000,000	5,340,152
	United Airlines, senior bond, 3.45%, 1/07/30	United States	4,076,609	4,094,403
	United Airlines 2020-1 Class B Pass Through Trust 4.875%, 1/15/26	United States	1,000,000	1,049,751

				10,484,306

	Banks 17.2%
	Banco Santander SA, sub. note, 2.749%, 12/03/30	Spain	8,900,000	8,484,575
	Bancolombia SA, senior note, 3.00%, 1/29/25	Colombia	6,200,000	6,345,545
	Bank of America Corp.,
	senior note, 2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	5,300,000	5,295,312
	sub. bond, 4.183%, 11/25/27	United States	12,150,000	13,521,927
a	BNP Paribas SA, senior note, 144A, 4.705% to 1/10/24, FRN thereafter,1/10/25	France	11,900,000	13,093,502
a	BPCE SA, senior note, 144A, 5.70%, 10/22/23	France	11,700,000	13,080,797
	Citigroup Inc.,
	senior bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28	United States	6,600,000	7,221,997
	senior note, 2.876% to 7/24/22, FRN thereafter, 7/24/23	United States	1,500,000	1,545,382
	Deutsche Bank AG/New York NY, senior note, 2.129% to 11/24/24, FRN thereafter,11/24/26	Germany	8,000,000	8,025,419
	HSBC Holdings PLC,
	senior bond, 2.848% to 6/04/30, FRN thereafter, 6/04/31	United Kingdom	3,000,000	3,003,895
	senior note, 1.645% to 4/18/25, FRN thereafter, 4/18/26	United Kingdom	16,500,000	16,519,760
	JPMorgan Chase & Co.,
	senior bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	8,000,000	7,989,577
	senior note, 1.04% to 2/04/26, FRN thereafter, 2/04/27	United States	4,000,000	3,903,171
	sub. bond, 4.25%, 10/01/27	United States	7,100,000	8,051,405
a	National Australia Bank Ltd., sub. note, 144A, 2.332%, 8/21/30	Australia	12,000,000	11,359,284
a	Standard Chartered PLC, senior note, 144A, 1.456%, to 1/14/26 FRN thereafter, 1.456%, 1/14/27	United Kingdom	10,000,000	9,772,358
	SVB Financial Group, senior note, 3.125%, 6/05/30	United States	4,500,000	4,683,321
	Truist Bank, sub. note, 3.30%, 5/15/26	United States	6,800,000	7,370,998
	Truist Financial Corp., sub. bond, 3.875%, 3/19/29	United States	7,300,000	8,111,323
	US Bancorp, senior note, 1.45%, 5/12/25	United States	4,000,000	4,057,093
	Wachovia Corp., Subordinated, 5.50%, 8/01/35	United States	3,600,000	4,491,052
	Wells Fargo & Co., sub. bond, 4.75%, 12/07/46	United States	8,000,000	9,464,585

				175,392,278

	Beverages 1.0%
	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc. 4.90%, 2/01/46	United States	5,000,000	5,986,248
	Anheuser-Busch InBev Worldwide Inc., senior bond, 5.80%, 1/23/59	Belgium	3,000,000	4,079,658

				10,065,906

	Biotechnology 1.2%
	AbbVie Inc., 4.25%, 11/21/49	United States	3,000,000	3,400,418
	senior note, 2.30%, 11/21/22	United States	4,000,000	4,116,975

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Biotechnology (continued)
	Amgen Inc., senior note, 2.45%, 2/21/30	United States	5,000,000	$5,042,431

				12,559,824

	Building Products 0.8%
	Carrier Global Corp., senior note, 3.577%, 4/05/50	United States	8,700,000	8,558,632

	Capital Markets 3.6%
	Brixmor Operating Partnership LP, senior bond, 4.125%, 5/15/29	United States	3,200,000	3,460,403
	Credit Suisse Group AG, [a] senior bond,144A, 3.869% to 1/12/28, FRN thereafter, 1/12/29	Switzerland	3,900,000	4,186,855
	[a] senior note, 144A, 2.997% to 12/14/22, FRN thereafter, 12/14/23	Switzerland	8,400,000	8,687,492
	Morgan Stanley, senior note, 1.794%, 2/13/32	United States	9,200,000	8,594,571
	senior note, 2.188% to 4/28/25, FRN thereafter, 4/28/26	United States	1,450,000	1,499,061
	The Goldman Sachs Group Inc., senior note, 2.908% to 6/05/22, FRN thereafter, 6/05/23	United States	3,200,000	3,286,398
	senior note, Series FXD, .481%, 1/27/23	United States	4,000,000	3,995,595
	sub. note, 4.25%, 10/21/25	United States	2,875,000	3,211,086

				36,921,461

	Chemicals 1.4%
a	Alpek SAB de CV, 144A, 3.25%, 2/25/31	Mexico	3,200,000	3,169,248
	EI du Pont de Nemours and Co., senior note, 1.70%, 7/15/25	United States	1,500,000	1,525,911
	The Sherwin-Williams Co., senior bond, 2.30%, 5/15/30	United States	10,000,000	9,864,816

				14,559,975

	Commercial Services & Supplies 0.2%
a	Ashtead Capital Inc., secured note, second lien, 144A, 4.125%, 8/15/25	United Kingdom	1,770,000	1,820,144

	Computers & Peripherals 0.9%
	Apple Inc., senior note, 3.20%, 5/11/27	United States	8,000,000	8,737,667

	Containers & Packaging 1.0%
	WRKCo Inc., senior bond, 4.90%, 3/15/29	United States	7,546,000	8,819,225
	senior note, 3.90%, 6/01/28	United States	1,000,000	1,101,207

				9,920,432

	Diversified Financial Services 1.4%
	AON Corp., senior note, 2.80%, 5/15/30	United States	9,000,000	9,211,413
	Aon PLC 4.60%, 6/14/44	Ireland	4,000,000	4,772,575

				13,983,988

	Diversified Telecommunication Services 3.4%
	AT&T Inc., senior note, 3.80%, 2/15/27	United States	11,800,000	13,062,752
	Bell Canada Inc., senior bond, 4.30%, 7/29/49	Canada	7,000,000	7,874,490
	France Telecom SA, senior bond, 9.00%, 3/01/31	France	6,600,000	10,212,899
	Verizon Communications Inc., senior bond, 3.40%, 3/22/41	United States	3,000,000	3,049,886

				34,200,027

	Electric Utilities 8.4%
	Commonwealth Edison Co., first mortgage, Secured, 4.00%, 3/01/48	United States	3,500,000	3,923,297
	Duke Energy Corp., senior bond, 3.75%, 4/15/24	United States	4,000,000	4,316,189
	senior bond, 4.80%, 12/15/45	United States	2,865,000	3,302,992
	Duke Energy Progress LLC, senior bond, 2.50%, 8/15/50	United States	5,000,000	4,273,614
a	EDP Finance BV, senior note, 144A, 1.71%, 1/24/28	Netherlands	8,000,000	7,723,747
a	Electricite de France SA, senior note, 144A, 4.50%, 9/21/28	France	2,200,000	2,509,511
	Enel Finance International NV, [a] senior bond, 144A, 4.75%, 5/25/47	Italy	1,300,000	1,540,655
	[a] senior note, 144A, 3.625%, 5/25/27	Italy	13,500,000	14,623,500

franklintempleton.com	Annual Report	37

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Electric Utilities (continued)
	Exelon Corp., senior bond, 4.05%, 4/15/30	United States	10,000,000	$11,151,108
	Georgia Power Co., senior bond, 4.30%, 3/15/42	United States	3,545,000	3,955,000
	senior bond, 4.75%, 9/01/40	United States	5,150,000	6,008,694
	PSEG Power LLC, senior note, 3.85%, 6/01/23	United States	4,100,000	4,373,662
	Public Service Electric and Gas Co., First Mortgage, 3.15%, 1/01/50	United States	2,250,000	2,252,871
a	Saudi Electricity Global Sukuk Co. 2, senior bond, 144A, 5.06%, 4/08/43	Saudi Arabia	300,000	344,437
	Virginia Electric and Power Co., senior note, 3.50%, 3/15/27	United States	7,200,000	7,903,303
a	Vistra Operations Co. LLC, senior secured note, first lien, 144A, 3.55%, 7/15/24	United States	7,400,000	7,748,451

				85,951,031

	Electronic Equipment, Instruments & Components 1.7%
	Flex Ltd., senior note, 3.75%, 2/01/26	Singapore	5,300,000	5,691,835
	FLIR Systems Inc., senior note, 2.50%, 8/01/30	United States	6,500,000	6,371,580
	Jabil Inc., senior note, 3.60%, 1/15/30	United States	5,000,000	5,244,014

				17,307,429

	Energy Equipment & Services 1.8%
	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., senior bond, 4.08%, 12/15/47	United States	2,485,000	2,653,319
	Schlumberger Holdings Corp., [a] senior bond, 144A, 4.30%, 5/01/29	United States	6,500,000	7,231,518
	[a] senior note, 144A, 3.75%, 5/01/24	United States	2,600,000	2,806,066
	Total Capital International SA, senior note, 3.455%, 2/19/29	France	5,000,000	5,436,580

				18,127,483

	Entertainment 0.6%
	The Walt Disney Co., senior bond, 6.20%, 12/15/34	United States	4,300,000	5,965,632

	Equity Real Estate Investment Trusts (REITs) 2.2%
	Essex Portfolio LP, senior bond, 2.65%, 3/15/32	United States	8,800,000	8,670,789
a	Global Net Lease Inc / Global Net Lease Operating Partnership LP, senior note, 144A, 3.75%, 12/15/27	United States	3,400,000	3,317,943
	Simon Property Group LP, senior note, 3.375%, 12/01/27	United States	10,000,000	10,764,170

				22,752,902

	Food & Staples Retailing 1.0%
	Walmart Inc., senior bond, 3.95%, 6/28/38	United States	9,000,000	10,416,804

	Gas Utilities 0.5%
	Eastern Energy Gas Holdings LLC, senior bond, 3.90%, 11/15/49	United States	5,000,000	5,146,893

	Health Care Providers & Services 3.2%
	Anthem Inc., senior bond, 3.70%, 9/15/49	United States	1,000,000	1,040,687
	Cigna Corp., senior bond, 4.90%, 12/15/48	United States	5,450,000	6,691,723
	Cigna Holding Co. 3.05%, 10/15/27	United States	1,100,000	1,174,005
	CVS Health Corp., senior bond, 5.30%, 12/05/43	United States	9,000,000	11,186,119
	HCA Inc., senior secured bond, first lien, 4.50%, 2/15/27	United States	6,156,000	6,909,717
	STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/51	Ireland	5,000,000	5,045,715

				32,047,966

	Hotels, Restaurants & Leisure 1.2%
	Las Vegas Sands Corp. 3.90%, 8/08/29	United States	6,000,000	6,172,018
	Marriott International Inc., senior bond, 3.125%, 6/15/26	United States	6,000,000	6,300,204

				12,472,222

	Household Durables 0.7%
	Mohawk Industries Inc., senior bond, 3.625%, 5/15/30	United States	7,000,000	7,521,862

38	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Household Products 2.6%
	DR Horton Inc. 1.40%, 10/15/27	United States	3,500,000	$3,408,280
a	Kimberly-Clark de Mexico SAB de CV, senior bond, 144A, 2.431%, 7/01/31	Mexico	10,375,000	10,141,096
	PulteGroup Inc. 5.00%, 1/15/27	United States	1,500,000	1,727,812
	The Procter & Gamble Co., senior bond, 3.00%, 3/25/30	United States	10,000,000	10,772,266

				26,049,454

	Insurance 4.2%
	Aflac Inc., senior bond, 4.75%, 1/15/49	United States	6,000,000	7,448,758
	Arch Capital Group Ltd., senior bond, 3.635%, 6/30/50	Bermuda	5,900,000	5,926,992
	AXA SA 8.60%, 12/15/30	France	6,100,000	9,330,105
	Marsh & McLennan Cos. Inc., senior bond, 4.90%, 3/15/49	United States	7,000,000	8,958,500
	MetLife Inc., junior sub. bond, 6.40%, 12/15/66	United States	4,910,000	6,175,311
	The Allstate Corp., senior bond, 4.20%, 12/15/46	United States	4,000,000	4,621,875

				42,461,541

	Interactive Media & Services 1.3%
a	Tencent Holdings Ltd., senior note, 144A, 3.595%, 1/19/28	China	12,000,000	12,877,550

	Internet & Direct Marketing Retail 1.8%
	Alibaba Group Holding Ltd., senior note, 2.125%, 2/09/31	China	3,600,000	3,437,206
	senior note, 3.40%, 12/06/27	China	8,650,000	9,285,228
	Amazon.com Inc., senior bond, 2.70%, 6/03/60	United States	6,400,000	5,689,711

				18,412,145

	IT Services 1.1%
	Fiserv Inc., senior bond, 3.50%, 7/01/29	United States	4,800,000	5,184,527
	senior bond, 4.40%, 7/01/49	United States	5,000,000	5,784,285

				10,968,812

	Machinery 1.1%
	Caterpillar Inc., senior note, 2.60%, 4/09/30	United States	7,400,000	7,583,405
	John Deere Capital Corp., senior note, 1.20%, 4/06/23	United States	4,000,000	4,065,419

				11,648,824

	Media 2.0%
	Charter Communications Operating LLC/Charter Communications Operating Capital, senior bond, 2.80%, 4/01/31	United States	7,150,000	7,062,355
	Comcast Corp., senior bond, 4.95%, 10/15/58	United States	7,000,000	9,176,259
	Fox Corp., senior bond, 5.476%, 1/25/39	United States	3,000,000	3,746,781

				19,985,395

	Metals & Mining 0.5%
a	Antofagasta PLC, senior note, 144A, 2.375%, 10/14/30	United Kingdom	5,000,000	4,897,725

	Multi-Utilities 1.0%
	Berkshire Hathaway Energy Co., senior bond, 3.80%, 7/15/48	United States	7,600,000	8,100,998
	Sr. Unsecured, 5.15%, 11/15/43	United States	1,900,000	2,363,543

				10,464,541

	Multiline Retail 1.2%
	Dollar Tree Inc., senior note, 3.70%, 5/15/23	United States	5,050,000	5,363,183
	senior note, 4.00%, 5/15/25	United States	6,100,000	6,737,529

				12,100,712

franklintempleton.com	Annual Report	39

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Investment Grade Corporate ETF (continued)

	Country	Principal Amount*	Value
Corporate Bonds & Notes (continued)
Oil, Gas & Consumable Fuels 9.7%
Aker BP ASA, [a] senior bond, 144A, 4.00%, 1/15/31	Norway	3,350,000	$3,499,067
[a] senior note, 144A, 3.75%, 1/15/30	Norway	5,000,000	5,168,682
Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	7,700,000	8,342,920
Cheniere Corpus Christi Holdings LLC, senior secured note, first lien, 5.875%, 3/31/25	United States	6,700,000	7,641,165
Chevron Corp., senior bond, 3.078%, 5/11/50	United States	4,200,000	4,026,357
Devon Energy Corp., Sr. Unsecured, 4.75%, 5/15/42	United States	2,700,000	2,872,096
Energy Transfer Operating LP, senior bond, 6.05%, 6/01/41	United States	1,100,000	1,259,305
senior note, 4.50%, 4/15/24	United States	6,000,000	6,549,724
Exxon Mobil Corp., senior bond, 2.61%, 10/15/30	United States	7,800,000	7,958,358
senior bond, 3.567%, 3/06/45	United States	5,000,000	5,132,844
MPLX LP, senior bond, 5.50%, 2/15/49	United States	1,775,000	2,088,465
senior note, 4.875%, 12/01/24	United States	5,000,000	5,613,817
senior note, 4.875%, 6/01/25	United States	8,000,000	9,018,877
Shell International Finance BV, senior bond, 3.25%, 4/06/50	Netherlands	7,000,000	6,870,829
TransCanada PipeLines Ltd., senior bond, 4.25%, 5/15/28	Canada	8,200,000	9,225,500
senior note, 6.10%, 6/01/40	Canada	3,400,000	4,416,840
Valero Energy Corp., senior note, 4.35%, 6/01/28	United States	8,000,000	8,834,712

			98,519,558

Paper & Forest Products 0.5%
Suzano Austria GmbH, senior bond, 3.75%, 1/15/31	Austria	5,000,000	5,152,925

Pharmaceuticals 2.9%
AmerisourceBergen Corp., senior note, 0.737%, 3/15/23	United States	5,000,000	5,004,990
Bristol-Myers Squibb Co., senior bond, 4.125%, 6/15/39	United States	3,450,000	4,023,209
senior bond, 5.00%, 8/15/45	United States	3,186,000	4,102,752
senior note, 2.90%, 7/26/24	United States	2,649,000	2,832,097
Royalty Pharma PLC, senior secured note, 1.75%, 9/02/27	United Kingdom	4,200,000	4,082,262
Takeda Pharmaceutical Co. Ltd. 3.175%, 7/09/50	Japan	10,200,000	9,769,340

			29,814,650

Real Estate Management & Development 0.6%
ERP Operating LP, senior bond, 4.50%, 7/01/44	United States	3,500,000	4,134,693
Healthcare Trust of America Holdings LP, senior bond, 3.75%, 7/01/27	United States	2,050,000	2,271,905

			6,406,598

Road & Rail 0.8%
Burlington Northern Santa Fe LLC, Sr. Unsecured, 5.75%, 5/01/40	United States	4,800,000	6,441,269
CSX Corp., senior bond, 4.25%, 11/01/66	United States	1,800,000	2,051,696

			8,492,965

Semiconductors & Semiconductor Equipment 0.5%
Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	2,900,000	3,038,089
Micron Technology Inc., senior note, 2.497%, 4/24/23	United States	2,100,000	2,181,407

			5,219,496

Software 1.5%
Microsoft Corp., senior bond, 2.675%, 6/01/60	United States	3,600,000	3,312,405
senior note, 2.65%, 11/03/22	United States	2,500,000	2,589,179
ServiceNow Inc., senior bond, 1.40%, 9/01/30	United States	10,300,000	9,322,112

			15,223,696

40	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Specialty Retail 1.0%
	AutoZone Inc.,
	senior bond, 1.65%, 1/15/31	United States	7,000,000	$6,419,506
	senior note, 3.75%, 4/18/29	United States	3,300,000	3,581,280

				10,000,786

	Tobacco 2.8%
a	BAT International Finance PLC, senior note, 144A, 3.95%, 6/15/25	United Kingdom	6,500,000	7,118,593
	Imperial Brands Finance PLC,
	[a] senior bond, 144A, 3.875%, 7/26/29	United Kingdom	3,400,000	3,627,836
	[a] senior note, 144A, 4.25%, 7/21/25	United Kingdom	11,765,000	12,940,655
	Reynolds American Inc., senior bond, 5.85%, 8/15/45	United Kingdom	3,705,000	4,376,161

				28,063,245

	Wireless Telecommunication Services 1.8%
a	Sprint Spectrum Co. LLC, senior secured bond, first lien, 144A, 5.152%, 9/20/29	United States	5,500,000	6,283,750
a	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, first lien, 144A, 3.36%, 3/20/23	United States	975,000	983,838
	T-Mobile USA Inc.,
	[a] senior note, 144A, 2.05%, 2/15/28	United States	3,550,000	3,485,284
	[a] senior note, 144A, 3.75%, 4/15/27	United States	7,000,000	7,659,120

				18,411,992

	Total Corporate Bonds & Notes (Cost $987,282,302)			986,533,267

	U.S. Government & Agency Securities 0.4%
	U.S. Treasury Bond 1.125%, 8/15/40	United States	5,500,000	4,474,336

	Total Investments (Cost $992,530,075) 97.3%			991,007,603
	Other Assets, less Liabilities 2.7%			27,631,553

	Net Assets 100.0%			$1,018,639,156

See Abbreviations on page 79.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $197,038,856, representing 19.3% of net assets.

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
U.S. Treasury 30 Yr. Bond	Long	97	$14,995,594	6/21/21	$(527,570)
CME Ultra Long Term U.S. Treasury Bond	Short	14	2,537,063	6/21/21	106,075
Ultra 10 Yr. U.S. Treasury Note	Short	64	9,196,000	6/21/21	314,191
U.S. Treasury 5 Yr. Note	Short	102	12,586,641	6/30/21	146,485
U.S. Treasury 10 Yr. Note	Short	124	16,236,250	6/21/21	395,080

Total Futures Contracts					$434,261

*As of period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	41

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Ultra Short Bond ETF

Year Ended March 31 2021[a]

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$25.00

Income from investment operations[b]:

Net investment income[c]	0.10

Net realized and unrealized gains (losses)	0.13

Total from investment operations	0.23

Less distributions from:

Net investment income	(0.33)

Net realized gains	(0.02)

Total Distributions	(0.35)

Net asset value, end of year	$24.88

Total return[d]	0.91%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	4.17%

Expenses net of waiver and payments by affiliates	0.15%

Net investment income	0.58%

Supplemental data

Net assets, end of year (000’s)	$2,488

Portfolio turnover rate[f]	10.49% [g]

aFor the period July 14, 2020 (commencement of operations) to March 31, 2021.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	10.49%

42	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin Liberty Ultra Short Bond ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 92.1%
	Aerospace & Defense 6.1%
	Textron Inc., senior note, 5.95%, 9/21/21	United States	50,000	$50,546
	The Boeing Co., senior note, 1.167%, 2/04/23	United States	100,000	101,353

				151,899

	Automobiles 2.1%
a	Hyundai Capital America, Senior note, 144A, 2.375%, 2/10/23	United States	50,000	51,358

	Banks 20.3%
	Bank of America Corp., senior note, FRN thereafter, 1.218%, 4/24/23	United States	50,000	50,432
	Bank of Montreal, senior note, FRN thereafter, 0.69%, 3/10/23	Canada	50,000	50,447
	Canadian Imperial Bank of Commerce, senior note, FRN thereafter, 0.81%, 3/17/23	Canada	50,000	50,441
	Citigroup Inc., senior note, FRN thereafter, 1.621%, 9/01/23	United States	100,000	101,615
	JPMorgan Chase & Co., senior note, FRN thereafter, 1.118%, 4/25/23	United States	100,000	100,782
	M&T Bank Corp., senior note, FRN thereafter, 0.895%, 7/26/23	United States	50,000	50,519
	Sumitomo Mitsui Financial Group Inc., senior note, FRN thereafter, 0.963%, 1/17/23	Japan	50,000	50,362
	Wells Fargo & Co., senior note, FRN thereafter, 1.328%, 1/24/23	United States	50,000	50,386

				504,984

	Biotechnology 4.1%
	Abbvie Inc. 0.832%, 11/21/22	United States	50,000	50,324
	Gilead Sciences Inc., senior note, 4.40%, 12/01/21	United States	50,000	50,814

				101,138

	Capital Markets 8.1%
	Deutsche Bank AG, senior note, 3.375%, 5/12/21	Germany	50,000	50,140
	Goldman Sachs Group Inc., senior note, FRN thereafter, 0.925%, 2/23/23	United States	50,000	50,357
	Morgan Stanley, Sr Unsecured, GMTN, FRN thereafter, 0.725%, 1/20/23	United States	50,000	50,159
	The Bank of New York Mellon Corp., senior note, 2.05%, 5/03/21	United States	50,000	50,000

				200,656

	Chemicals 4.2%
	DuPont de Nemours Inc., senior note, FRN thereafter, 1.304%, 11/15/23	United States	50,000	51,022
	LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	50,000	53,793

				104,815

	Consumer Finance 4.1%
	American Express Credit Corp., senior note, 2.25%, 5/05/21	United States	50,000	50,000
	Capital One Financial Corp., senior note, 2.60%, 5/11/23	United States	50,000	52,025

				102,025

	Energy Equipment & Services 2.1%
a	Schlumberger Finance Canada Ltd., senior note, 144A, 2.65%, 11/20/22	Canada	50,000	51,684

	Food Products 2.1%
	BAT Capital Corp., senior note, 2.764%, 8/15/22	United States	50,000	51,446

	Health Care Providers & Services 6.2%
	Cigna Corp., Sr Unsecured, FRN thereafter, 1.131%, 7/15/23	United States	50,000	50,625
	CVS Health Corp., senior note, 3.70%, 3/09/23	United States	50,000	53,078
	UnitedHealth Group Inc., senior note, 3.15%, 6/15/21	United States	50,000	50,285

				153,988

	Household Products 2.0%
	The Procter & Gamble Co., senior note, 1.70%, 11/03/21	United States	50,000	50,454

	Industrial Conglomerates 2.0%
	General Electric Co., FRN thereafter, 1.184%, 3/15/23	United States	50,000	50,554

	Insurance 2.1%
a	Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	50,000	52,328

franklintempleton.com	Annual Report	43

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Ultra Short Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Internet & Direct Marketing Retail 2.0%
	eBay Inc., senior note, 1.082%, 1/30/23	United States	50,000	$50,549

	Metals & Mining 2.1%
a	Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21	Canada	50,000	51,407

	Oil, Gas & Consumable Fuels 6.2%
a	Kinder Morgan Inc., 144A, 5.625%, 11/15/23	United States	50,000	55,581
	MPLX LP, senior note, FRN thereafter, 1.285%, 9/09/22	United States	50,000	50,026
	Valero Energy Corp., FRN thereafter, 1.334%, 9/15/23	United States	50,000	50,174

				155,781

	Pharmaceuticals 12.2%
	AmerisourceBergen Corp., senior note, 0.737%, 3/15/23	United States	100,000	100,100
	AstraZeneca PLC, senior note, 0.857%, 8/17/23	United Kingdom	50,000	50,468
	Becton Dickinson and Co., senior note, 2.894%, 6/06/22	United States	50,000	51,304
a	Bristol-Myers Squibb Co., senior note, 144A, 2.60%, 5/16/22	United States	50,000	51,292
	GlaxoSmithKline Capital PLC, senior note, 0.534%, 10/01/23	United Kingdom	50,000	50,079

				303,243

	Road & Rail 2.1%
a	Penske Truck Leasing Co. LP/PTL Finance Corp., senior note, 144A, 2.70%, 3/14/23	United States	50,000	51,880

	Software 2.0%
	Oracle Corp., senior note, 2.50%, 5/15/22	United States	50,000	50,986

	Total Corporate Bonds & Notes (Cost $2,282,993)			2,291,175

	Asset-Backed Securities 8.1%
	Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, FRN thereafter, 0.731%, 4/22/26	United States	100,000	101,265
	Discover Card Execution Note Trust, Series 2017-A5, Class A5, FRN thereafter, 0.706%, 12/15/26	United States	100,000	101,208

	Total Asset-Backed Securities (Cost $200,922)			202,473

	Total Investments before Short Term Investments (Cost $2,483,915)			2,493,648

	Short Term Investments 0.9%
	Money Market Funds 0.9%
b,c	Institutional Fiduciary Trust Portfolio 0.01%	United States	22,444	22,444

	Total Short Term Investments (Cost $22,444)			22,444

	Total Investments (Cost $2,506,359) 101.1%			2,516,092
	Other Assets, less Liabilities (1.1)%			(28,451)

	Net Assets 100.0%			$2,487,641

See Abbreviations on page 79.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $365,530, representing 14.7% of net assets.

bSee Note 3(c) regarding investments in affiliated management investment companies.

cThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty U.S. Core Bond ETF

	Year Ended March 31

	2021	2020[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.44	$25.00

Income from investment operations[b]:

Net investment income[c]	0.51	0.29

Net realized and unrealized gains (losses)	0.03	0.49

Total from investment operations	0.54	0.78

Less distributions from:

Net investment income	(0.65)	(0.31)

Net realized gains	(0.19)	(0.03)

Total Distributions	(0.84)	(0.34)

Net asset value, end of year	$25.14	$25.44

Total return[d]	2.07%	3.12%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.17%	0.19%

Expenses net of waiver and payments by affiliates	0.15%	0.15%

Net investment income	1.95%	2.14%

Supplemental data

Net assets, end of year (000’s)	$1,460,597	$853,532

Portfolio turnover rate[f]	90.99% [g]	126.68% [g]

aFor the period September 17, 2019 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	90.99%	126.68%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	45

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin Liberty U.S. Core Bond ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 28.5%
	Aerospace & Defense 0.3%
	Lockheed Martin Corp., senior bond, 4.09%, 9/15/52	United States	1,600,000	$1,880,733
	Northrop Grumman Corp., senior bond, 5.25%, 5/01/50	United States	2,300,000	2,990,423

				4,871,156

	Air Freight & Logistics 0.4%
	FedEx Corp., senior bond, 4.05%, 2/15/48	United States	2,000,000	2,183,225
	United Parcel Service Inc., senior bond, 5.30%, 4/01/50	United States	2,800,000	3,803,420

				5,986,645

	Airlines 1.2%
	American Airlines 2016-3 Class A Pass Through Trust 3.25%, 10/15/28	United States	4,847,311	4,677,704
a	Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.50%, 10/20/25	United States	7,700,000	8,223,833
	United Airlines 2019-2 Class A Pass Through Trust, Series A, 2.90%, 5/01/28	United States	2,453,209	2,360,253
	United Airlines 2020-1 Class A Pass Through Trust, Series 20-1, 5.875%, 10/15/27	United States	97,583	108,402
	United Airlines 2020-1 Class B Pass Through Trust 4.875%, 1/15/26	United States	2,400,000	2,519,403

				17,889,595

	Banks 2.0%
	Banco Santander SA, sub. note, 2.749%, 12/03/30	Spain	1,400,000	1,334,652
	Bancolombia SA, senior note, 3.00%, 1/29/25	Colombia	1,100,000	1,125,823
	Citigroup Inc., senior bond, 5.875%, 1/30/42	United States	1,100,000	1,496,991
	sub. bond, 4.45%, 9/29/27	United States	1,500,000	1,694,326
	subordinate, 4.125%, 7/25/28	United States	2,300,000	2,546,858
	HSBC Holdings PLC, senior note, 2.013% to 9/22/27, FRN thereafter, 9/22/28	United Kingdom	4,100,000	4,032,534
	senior note, 2.357% to 8/18/30, FRN thereafter, 8/18/31	United Kingdom	1,300,000	1,252,132
	Industrial & Commercial Bank of China Ltd., senior note, 3.538%, 11/08/27	China	1,200,000	1,320,240
	JPMorgan Chase & Co., senior bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	2,000,000	1,997,394
	Merrill Lynch & Co. Inc., sub. bond, 7.75%, 5/14/38	United States	2,800,000	4,303,610
	Truist Bank, sub. Bond, 2.25%, 3/11/30	United States	4,300,000	4,200,790
	Wells Fargo & Co., senior bond, 2.879% to 10/30/29, FRN thereafter, 10/30/30	United States	3,700,000	3,814,303

				29,119,653

	Beverages 0.6%
	Anheuser-Busch InBev Worldwide Inc., senior bond, 3.50%, 6/01/30	Belgium	6,000,000	6,505,237
	senior bond, 5.55%, 1/23/49	Belgium	1,200,000	1,552,125

				8,057,362

	Biotechnology 0.1%
	AbbVie Inc., senior bond, 4.75%, 3/15/45	United States	1,400,000	1,676,777

	Building Products 0.3%
	Carrier Global Corp., senior note, 3.577%, 4/05/50	United States	3,000,000	2,951,253
	CRH America Finance Inc., senior note, 3.40%, 5/09/27	Ireland	1,850,000	2,005,861

				4,957,114

	Capital Markets 0.9%
	Morgan Stanley, senior note, 3.622% to 4/01/30, FRN thereafter, 4/01/31	United States	2,700,000	2,934,904
	sub. bond, 3.95%, 4/23/27	United States	3,600,000	3,986,912

46	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Capital Markets (continued)
	The Goldman Sachs Group Inc., senior bond, 3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	2,500,000	$2,736,925
	senior bond, 3.814% to 4/23/28, FRN thereafter, 4/23/29	United States	3,600,000	3,946,699

				13,605,440

	Chemicals 0.9%
	EI du Pont de Nemours and Co., senior bond, 2.30%, 7/15/30	United States	6,000,000	6,016,834
	The Sherwin-Williams Co., senior bond, 2.30%, 5/15/30	United States	1,600,000	1,578,371
	senior note, 2.95%, 8/15/29	United States	4,900,000	5,112,135

				12,707,340

	Commercial Services & Supplies 0.3%
	Boardwalk Pipelines LP, senior note, 4.80%, 5/03/29	United States	3,950,000	4,372,252

	Consumer Finance 0.5%
	Capital One Financial Corp., senior note, 3.75%, 3/09/27	United States	4,850,000	5,328,283
	senior sub. note, 4.20%, 10/29/25	United States	2,000,000	2,215,940

				7,544,223

	Containers & Packaging 0.2%
	Bemis Co. Inc., senior note, 2.63%, 6/19/30	United States	1,000,000	998,631
	WRKCo Inc., Sr. Unsecured, 4.00%, 3/15/28	United States	1,100,000	1,220,087

				2,218,718

	Diversified Financial Services 0.5%
	AON Corp., senior note, 2.80%, 5/15/30	United States	7,200,000	7,369,130

	Diversified Telecommunication Services 0.5%
	France Telecom SA, senior bond, 9.00%, 3/01/31	France	4,300,000	6,653,859

	Education Services 0.5%
	Rockefeller University, Series 2020, 3.75%, 7/01/51	United States	7,000,000	7,766,311

	Electric Utilities 2.7%
	Baltimore Gas and Electric Co., senior bond, 3.50%, 8/15/46	United States	1,400,000	1,434,291
	Berkshire Hathaway Energy Co., 3.70%, 7/15/30	United States	4,800,000	5,327,025
	Duke Energy Corp., senior bond, 3.75%, 9/01/46	United States	6,400,000	6,451,921
a	EDP Finance BV, senior note, 144A, 1.71%, 1/24/28	Netherlands	3,500,000	3,379,139
	Enel Finance International NV, [a] senior bond, 144A, 3.50%, 4/06/28	Italy	2,700,000	2,891,281
	[a] senior note, 144A, 3.625%, 5/25/27	Italy	3,500,000	3,791,278
	Exelon Corp., senior bond, 4.05%, 4/15/30	United States	3,000,000	3,345,332
	Georgia Power Co., senior bond, 4.75%, 9/01/40	United States	1,400,000	1,633,431
	MidAmerican Energy Co., secured bond, 3.65%, 8/01/48	United States	1,100,000	1,167,279
a	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, senior bond, 144A, 4.875%, 7/17/49	Indonesia	750,000	795,161
a	State Grid Overseas Investment 2016 Ltd., senior note, 144A, 3.50%, 5/04/27	China	3,300,000	3,596,047
	The Southern Co., senior bond, 3.70%, 4/30/30	United States	4,000,000	4,328,574
	Virginia Electric and Power Co., senior bond, 3.80%, 9/15/47	United States	1,100,000	1,199,351

				39,340,110

	Electronic Equipment, Instruments & Components 0.8%
	Flex Ltd., senior note, 4.875%, 5/12/30	Singapore	4,800,000	5,444,764
	FLIR Systems Inc., senior note, 2.50%, 8/01/30	United States	6,000,000	5,881,459

				11,326,223

franklintempleton.com	Annual Report	47

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Energy Equipment & Services 0.4%
a	Schlumberger Holdings Corp., senior note, 144A, 3.90%, 5/17/28	United States	1,950,000	$2,123,857
	Total Capital International SA, senior note, 3.455%, 2/19/29	France	3,900,000	4,240,532

				6,364,389

	Equity Real Estate Investment Trusts (REITs) 0.5%
	Kimco Realty Corp., Sr. Unsecured, 4.25%, 4/01/45	United States	750,000	808,669
	Simon Property Group LP, senior note, 3.375%, 12/01/27	United States	6,000,000	6,458,502

				7,267,171

	Food & Staples Retailing 0.3%
	Walmart Inc., senior bond, 2.95%, 9/24/49	United States	5,100,000	5,031,108

	Food Products 0.6%
	BAT Capital Corp., senior bond, 4.54%, 8/15/47	United Kingdom	750,000	756,312
	Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	4,100,000	4,317,571
	Mondelez International Inc., senior bond, 2.625%, 9/04/50	United States	5,000,000	4,312,728

				9,386,611

	Health Care Providers & Services 1.5%
	Anthem Inc., senior bond, 5.10%, 1/15/44	United States	2,000,000	2,491,379
	CVS Health Corp., senior bond, 4.30%, 3/25/28	United States	2,877,000	3,268,999
	senior bond, 4.875%, 7/20/35	United States	1,400,000	1,650,792
	HCA Inc., senior secured bond, first lien, 4.50%, 2/15/27	United States	4,100,000	4,601,988
	senior secured bond, first lien, 5.50%, 6/15/47	United States	900,000	1,121,934
	Quest Diagnostics Inc., senior bond, 2.80%, 6/30/31	United States	6,800,000	6,920,695
	STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/31	Ireland	1,700,000	1,688,717

				21,744,504

	Hotels, Restaurants & Leisure 0.7%
	Las Vegas Sands Corp. 3.90%, 8/08/29	United States	4,700,000	4,834,747
	Marriott International Inc., Series EE, 5.75%, 5/01/25	United States	4,700,000	5,396,143

				10,230,890

	Household Durables 0.5%
	Mohawk Industries Inc., senior bond, 3.625%, 5/15/30	United States	6,200,000	6,662,221

	Independent Power Producers & Energy Traders 0.4%
a	Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	5,550,000	6,063,154

	Insurance 1.7%
	Arch Capital Group Ltd., senior bond, 3.635%, 6/30/50	United States	1,700,000	1,707,777
	AXA SA 8.60%, 12/15/30	France	3,600,000	5,506,291
a	Five Corners Funding Trust II, senior note, 144A, 2.85%, 5/15/30	United States	4,000,000	4,125,652
	Marsh & McLennan Cos. Inc., senior bond, 4.90%, 3/15/49	United States	3,000,000	3,839,357
	MetLife Inc., senior bond, 5.875%, 2/06/41	United States	1,100,000	1,517,514
	Prudential PLC, senior note, 3.125%, 4/14/30	United Kingdom	5,000,000	5,280,314
	Reinsurance Group of America Inc., Sr. Unsecured, 3.90%, 5/15/29	United States	2,250,000	2,468,766

				24,445,671

	Interactive Media & Services 0.4%
a	Tencent Holdings Ltd., Sr Unsecured, 144A, 3.28%, 4/11/24	China	5,200,000	5,544,650

	Internet & Direct Marketing Retail 0.6%
	Alibaba Group Holding Ltd., senior note, 2.125%, 2/09/31	China	2,800,000	2,673,383
	senior note, 3.40%, 12/06/27	China	5,200,000	5,581,871

				8,255,254

48	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	IT Services 0.5%
	Fiserv Inc., senior bond, 2.65%, 6/01/30	United States	4,700,000	$4,739,090
	senior bond, 4.40%, 7/01/49	United States	2,400,000	2,776,457

				7,515,547

	Media 0.7%
	Charter Communications Operating LLC/Charter Communications Operating Capital, senior bond, 2.80%, 4/01/31	United States	5,000,000	4,938,709
	Comcast Corp., senior bond, 4.25%, 1/15/33	United States	2,000,000	2,312,510
	Fox Corp., senior bond, 5.576%, 1/25/49	United States	1,200,000	1,533,339
	NBCUniversal Media LLC, senior bond, 4.45%, 1/15/43	United States	1,100,000	1,302,958

				10,087,516

	Metals & Mining 0.2%
a	Corp. Nacional del Cobre de Chile, Sr. Unsecured, 144A, 4.50%, 8/01/47	Chile	2,360,000	2,666,861

	Multiline Retail 0.4%
	Dollar Tree Inc., senior bond, 4.20%, 5/15/28	United States	5,100,000	5,724,179

	Oil, Gas & Consumable Fuels 2.7%
	Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	3,000,000	3,250,488
	Cheniere Corpus Christi Holdings LLC, senior secured note, first lien, 5.875%, 3/31/25	United States	3,400,000	3,877,606
	Enable Midstream Partners LP, senior note, 3.90%, 5/15/24	United States	2,650,000	2,824,301
	Energy Transfer Operating LP, senior bond, 5.15%, 3/15/45	United States	850,000	879,884
	Enterprise Products Operating LLC, senior bond, 4.25%, 2/15/48	United States	1,150,000	1,225,450
	Equinor ASA, senior note, 2.375%, 5/22/30	Norway	3,000,000	2,996,337
	Exxon Mobil Corp., senior bond, 2.61%, 10/15/30	United States	5,000,000	5,101,512
	MPLX LP, senior bond, 4.70%, 4/15/48	United States	1,250,000	1,356,589
a	Pertamina Persero PT, senior bond, 144A, 4.70%, 7/30/49	Indonesia	1,000,000	1,042,225
	Sabine Pass Liquefaction LLC, senior secured bond, first lien, 4.20%, 3/15/28	United States	4,000,000	4,390,808
	Shell International Finance B.V., senior note, 6.375%, 12/15/38	Netherlands	3,000,000	4,306,585
a	Sinopec Group Overseas Development 2018 Ltd., 144A, 3.35%, 5/13/50	British Virgin Islands	1,700,000	1,636,700
	TC PipeLines LP, senior note, 3.90%, 5/25/27	United States	2,550,000	2,769,792
	The Williams Cos. Inc., senior bond, 3.50%, 11/15/30	United States	1,000,000	1,061,348
	senior bond, 5.10%, 9/15/45	United States	300,000	344,784
	Valero Energy Corp., senior bond, 4.00%, 4/01/29	United States	500,000	539,325
	senior note, 4.35%, 6/01/28	United States	1,500,000	1,656,509

				39,260,243

	Pharmaceuticals 1.4%
	AstraZeneca PLC, senior note, 1.375%, 8/06/30	United Kingdom	5,000,000	4,590,091
	Bristol-Myers Squibb Co., senior bond, 4.125%, 6/15/39	United States	3,200,000	3,731,672
	GlaxoSmithKline Capital Inc., senior bond, 6.375%, 5/15/38	United States	3,600,000	5,282,044
	Royalty Pharma PLC, senior secured note, 1.75%, 9/02/27	United Kingdom	1,300,000	1,263,557
	Takeda Pharmaceutical Co. Ltd., senior note, 2.05%, 3/31/30	Japan	2,600,000	2,507,888
	senior note, 5.00%, 11/26/28	Japan	2,700,000	3,199,397

				20,574,649

	Road & Rail 0.3%
	Burlington Northern Santa Fe LLC, senior bond, 4.15%, 4/01/45	United States	2,300,000	2,622,910
	senior bond, 4.90%, 4/01/44	United States	1,100,000	1,386,210

franklintempleton.com	Annual Report	49

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Road & Rail (continued)
	CSX Corp., senior bond, 4.25%, 11/01/66	United States	750,000	$854,873

				4,863,993

	Software 0.1%
	ServiceNow Inc., senior bond, 1.40%, 9/01/30	United States	2,000,000	1,810,119

	Tobacco 1.1%
	Altria Group Inc., senior note, 3.40%, 5/06/30	United States	6,600,000	6,915,710
a	BAT International Finance PLC, senior note, 144A, 3.95%, 6/15/25	United Kingdom	2,600,000	2,847,437
a	Imperial Brands Finance PLC, senior note, 144A, 3.50%, 7/26/26	United Kingdom	6,000,000	6,420,305

				16,183,452

	Wireless Telecommunication Services 0.8%
	T-Mobile USA Inc., [a] senior bond, 144A, 3.30%, 2/15/51	United States	2,000,000	1,871,640
	[a] senior note, 144A, 3.75%, 4/15/27	United States	5,000,000	5,470,800
	[a] senior secured bond, 144A, 3.875%, 4/15/30	United States	1,000,000	1,086,610
	Vodafone Group PLC, senior bond, 6.15%, 2/27/37	United Kingdom	2,300,000	3,071,992

				11,501,042

	Total Corporate Bonds & Notes (Cost $416,802,817)			416,645,132

	U.S. Government & Agency Securities 38.5%
	U.S. Treasury Bond, 1.125%, 8/15/40	United States	213,000	173,279
	1.25%, 5/15/50	United States	1,977,000	1,492,558
	1.375%, 8/15/50	United States	2,784,000	2,173,260
	2.00%, 2/15/50	United States	11,100,000	10,154,982
	2.25%, 8/15/46	United States	25,354,000	24,616,159
	2.25%, 8/15/49	United States	2,350,000	2,273,304
	2.50%, 5/15/46	United States	8,298,000	8,459,746
	2.75%, 8/15/42	United States	3,712,000	3,983,512
	2.75%, 11/15/42	United States	5,924,000	6,351,176
	3.00%, 11/15/44	United States	11,365,000	12,675,083
	3.00%, 2/15/49	United States	4,315,000	4,849,403
	3.50%, 2/15/39	United States	23,270,000	27,910,365
	U.S. Treasury Note, 0.25%, 6/30/25	United States	24,509,000	24,017,863
	0.375%, 11/30/25	United States	91,791,000	89,801,000
	0.375%, 1/31/26	United States	12,237,000	11,934,899
	0.50%, 3/31/25	United States	51,900,000	51,580,693
	1.375%, 8/31/23	United States	64,750,000	66,562,241
	1.50%, 3/31/23	United States	30,273,000	31,083,630
	1.50%, 9/30/24	United States	9,050,000	9,363,745
	1.50%, 10/31/24	United States	5,750,000	5,947,993
	1.875%, 9/30/22	United States	59,500,000	61,061,875
	2.125%, 2/29/24	United States	100,665,000	105,900,760

	Total U.S. Government & Agency Securities (Cost $573,348,886)			562,367,526

	Municipal Bonds 3.1%
	Alabama 0.3%
	Southeast Alabama Gas Supply District, Libor Project 2, Series 2018B, Monthly, VRDN, 0.923%, 6/01/49		5,000,000	5,035,316

	California 1.2%
	California Health Facilities Financing Authority, State of California Personal Income Tax Revenue, 2.934%, 6/01/32		530,000	550,646
	State of California Personal Income Tax Revenue, 2.984%, 6/01/33		460,000	476,407
	State of California Personal Income Tax Revenue, 3.034%, 6/01/34		345,000	352,455

50	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty U.S. Core Bond ETF (continued)

	Country	Principal Amount*	Value
Municipal Bonds (continued)
California (continued)
Contra Costa Community College District, Refunding, 2.926%, 8/01/38		4,000,000	$4,057,296
Foothill-Eastern Transportation Corridor Agency, Refunding, Series 2019A, 4.094%, 1/15/49		275,000	286,731
Gilroy Unified School District, Refunding, 3.364%, 8/01/47		1,145,000	1,152,680
State of California, 4.00%, 3/01/46		2,500,000	2,925,982
Whittier City School District, Refunding, 3.306%, 8/01/43		7,500,000	7,690,386

			17,492,583

Florida 0.0%†
County of Broward, Airport System Revenue, Refunding, Series 2019C, 3.477%, 10/01/43		560,000	576,404

Missouri 0.1%
Metropolitan St Louis Sewer District, Refunding, Series 2019C, 3.259%, 5/01/45		1,215,000	1,240,572

New York 0.3%
Metropolitan Transportation Authority, Climate Bond Certified, 4.00%, 11/15/45		1,095,000	1,222,632
Green Bond, Series 2019B, 5.00%, 11/15/52		2,655,000	3,131,641

			4,354,273

Ohio 0.1%
Greenville City School District, Refunding, 3.541%, 1/01/51		1,295,000	1,295,406

Pennsylvania 0.2%
Pennsylvania State University, Series 2020B, 2.888%, 9/01/50		3,500,000	3,415,245

Texas 0.9%
City of Austin, Electric Utility Revenue, Refunding, 6.262%, 11/15/32		1,000,000	1,240,511
Grand Parkway Transportation Corp., Subordinate Tier Toll, Refunding, 3.236%, 10/01/52		6,800,000	6,842,118
Texas Water Development Board, State Water Implementation Revenue Fund, Series 2019A, 4.00%, 10/15/44		3,750,000	4,429,108

			12,511,737

Total Municipals (Cost $45,657,662)			45,921,536

Mortgage-Backed Securities 22.3%
Fannie Mae 6.5%
Federal Home Loan Mortgage Corp., 2.00%, 10/01/35	United States	2,421,166	2,487,644
2.00%, 10/01/35	United States	2,437,093	2,506,266
2.00%, 11/01/35	United States	2,387,313	2,452,861
2.00%, 12/01/35	United States	849,158	872,473
2.50%, 10/01/50	United States	11,659,500	12,013,918
2.50%, 11/01/50	United States	1,806,575	1,866,726
2.50%, 2/01/51	United States	2,486,564	2,579,866
3.00%, 3/01/50	United States	24,005,698	25,259,023
3.00%, 3/01/50	United States	9,348,711	9,875,479
3.50%, 2/01/47	United States	2,805,218	2,997,373
3.50%, 2/01/47	United States	4,672,229	5,021,079
3.50%, 3/01/48	United States	3,031,730	3,240,126
4.00%, 6/01/48	United States	9,955,211	10,934,201
4.00%, 5/01/50	United States	11,377,972	12,426,061

			94,533,096

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Mortgage-Backed Securities (continued)
	Freddie Mac 12.7%
	Federal National Mortgage Association, 2.00%, 9/01/35	United States	1,310,719	$1,351,476
	2.00%, 10/01/35	United States	4,820,356	4,952,709
	2.00%, 2/01/36	United States	2,514,727	2,584,664
	2.00%, 4/01/36	United States	7,798,000	8,012,110
	2.00%, 10/01/50	United States	9,763,334	9,754,820
	2.00%, 12/01/50	United States	837,009	836,488
	2.00%, 2/01/51	United States	2,569,475	2,575,220
	2.50%, 10/01/35	United States	9,597,417	9,993,037
	2.50%, 3/01/36	United States	1,163,448	1,211,223
	2.50%, 9/01/50	United States	12,326,846	12,707,865
	2.50%, 9/01/50	United States	12,217,074	12,640,957
	2.50%, 10/01/50	United States	4,987,832	5,135,209
	2.50%, 11/01/50	United States	2,622,124	2,694,068
	3.00%, 1/01/31	United States	995,827	1,058,061
	3.00%, 11/01/34	United States	2,429,543	2,578,554
	3.00%, 7/01/50	United States	16,446,579	17,285,576
	3.00%, 9/01/50	United States	7,565,510	7,995,543
	3.50%, 11/01/48	United States	14,318,202	15,488,137
	3.50%, 8/01/49	United States	18,544,616	19,915,612
	3.50%, 4/01/51	United States	6,130,000	6,476,010
	4.00%, 9/01/48	United States	10,772,107	11,703,591
	4.50%, 7/01/47	United States	9,918,460	11,018,323
	4.50%, 5/01/48	United States	5,211,130	5,785,321
	4.50%, 12/01/48	United States	7,494,600	8,323,422
	4.50%, 2/01/50	United States	3,126,701	3,457,992

				185,535,988

	Ginnie Mae 3.1%
	Government National Mortgage Association, 2.00%, 10/20/50	United States	6,889,374	6,960,718
	2.50%, 10/20/50	United States	16,778,245	17,328,997
	3.00%, 10/20/50	United States	2,475,814	2,585,415
	3.00%, 11/20/50	United States	2,238,796	2,352,330
	3.50%, 8/20/50	United States	2,221,642	2,351,804
	3.50%, 12/20/50	United States	2,224,685	2,370,386
	3.50%, 2/20/51	United States	2,420,002	2,592,524
	4.00%, 9/20/50	United States	2,421,060	2,589,863
	4.00%, 12/20/50	United States	676,912	730,367
	4.50%, 12/20/50	United States	1,685,544	1,838,337
	4.50%, 1/20/51	United States	2,381,215	2,605,718
	4.50%, 2/20/51	United States	730,544	799,294

				45,105,753

	Total Mortgage-Backed Securities (Cost $326,740,282)			325,174,837

	Foreign Government and Agency Securities 4.5%
	Chile 0.1%
	Chile Government International Bond, Sr. Unsecured, 3.50%, 1/25/2050		1,100,000	1,122,770

	Colombia 0.4%
	Colombia Government International Bond, senior bond, 5.00%, 6/15/45		3,250,000	3,474,770
	senior bond, 5.625%, 2/26/44		2,000,000	2,276,820

				5,751,590

	India 0.1%
a	Export-Import Bank of India, senior note, 144A, 3.25%, 1/15/30		1,000,000	995,950

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Foreign Government and Agency Securities (continued)
	Indonesia 0.5%
	Indonesia Government International Bond, [a] senior bond, 144A, 4.35%, 1/08/27		3,150,000	$3,538,127
	[a] senior note, 144A, 4.125%, 1/15/25		3,500,000	3,842,611

				7,380,738

	Kazakhstan 0.3%
a	Kazakhstan Government International Bond, senior note, 144A, 5.125%, 7/21/25		4,070,000	4,733,410

	Mexico 0.6%
	Mexico Government International Bond, senior bond, 3.60%, 1/30/25		2,700,000	2,948,157
	senior note, 4.15%, 3/28/27		4,500,000	4,998,083

				7,946,240

	Panama 0.4%
a	Panama Notas del Tesoro, senior note, 144A, 3.75%, 4/17/26		5,950,000	6,398,422

	Peru 0.4%
	Peruvian Government International Bond, senior bond, 2.783%, 1/23/31		5,850,000	5,870,241

	Philippines 0.3%
	Philippine Government International Bond, senior bond, 3.95%, 1/20/40		4,620,000	4,978,569

	Romania 0.2%
a	Romanian Government International Bond, senior bond, 144A, 5.125%, 6/15/48		2,270,000	2,575,508

	Russia 0.4%
a	Russian Foreign Bond - Eurobond, senior bond, 144A, 5.10%, 3/28/35		4,800,000	5,540,102

	Supranational 0.4%
a	African Export-Import Bank, senior bond, 144A, 3.994%, 9/21/29		6,100,000	6,409,642

	Uruguay 0.4%
	Uruguay Government International Bond, senior bond, 4.375%, 1/23/31		3,875,000	4,505,288
	senior bond, 4.50%, 8/14/24		1,400,000	1,519,035

				6,024,323

	Total Foreign Government and Agency Securities (Cost $65,852,411)			65,727,505

	Asset-Backed Securities 1.6%
	American Express Credit Account Master Trust, Series 2019-1, Class A, ABS, 2.87%, 10/15/24	United States	1,500,000	1,539,965
a	BX Commercial Mortgage Trust Series 2020-BXLP, Class A, 144A, FRN thereafter, 0.906%, 12/15/36	United States	3,083,749	3,088,829
	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.84%, 12/15/24	United States	4,460,000	4,563,633
	Series 2019-A2, Class A2, 1.72%, 8/15/24	United States	5,510,000	5,621,684
	CF Hippolyta LLC, [a] Series 2020-1, Class A1, ABS, 144A, 1.69%, 7/15/60	United States	2,071,002	2,089,167
	[a] Series 2021-1A, Class A1, ABS, 144A, 1.53%, 3/15/61	United States	1,198,000	1,195,261
	Citibank Credit Card Issuance Trust, Series 2017-A7 , Class A7, 0.474%, 8/08/23, FRN thereafter, 8/08/24	United States	2,000,000	2,010,712
	Discover Card Execution Note Trust, Series 2019-A3, Class A, 1.89%, 10/15/24	United States	3,220,000	3,298,569

	Total Asset-Backed Securities (Cost $23,155,965)			23,407,820

	Total Investments before Short Term Investments (Cost $1,451,558,023)			1,439,244,356

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Short Term Investments 1.5%
	Money Market Funds 1.5%
b,c	Institutional Fiduciary Trust Portfolio, 0.01%	United States	21,162,095	$21,162,095

	Total Short Term Investments (Cost $21,162,095)			21,162,095

	Total Investments (Cost $1,472,720,118) 100.0%			1,460,406,451
	Other Assets, less Liabilities 0.0%†			190,464

	Net Assets 100.0%			$1,460,596,915

See Abbreviations on Page 79.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

† Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $103,983,659, representing 7.1% of net assets.

bSee Note 3(c) regarding investments in affiliated management investment companies.

cThe rate shown is the annualized seven-day effective yield at period end.

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
U.S. Treasury 5 Yr. Note	Long	417	$51,457,149	6/30/21	$(557,481)
Ultra 10 Yr. U.S. Treasury Note	Short	215	30,892,813	6/21/21	907,882

Total Futures Contracts					$350,401

*As of period end.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty U.S. Low Volatility ETF

	Year Ended March 31,

	2021	2020	2019	2018	2017[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$30.93	$33.61	$30.03	$26.97	$25.05

Income from investment operations[b]:

Net investment income[c]	0.67	0.64	0.52	0.45	0.23

Net realized and unrealized gains (losses)	12.73	(2.84)	3.88	3.06	1.87

Total from investment operations	13.40	(2.20)	4.40	3.51	2.10

Less distributions from:

Net investment income	(0.64)	(0.48)	(0.47)	(0.45)	(0.18)

Net realized gains	—	—	(0.35)	—	—

Total Distributions	(0.64)	(0.48)	(0.82)	(0.45)	(0.18)

Net asset value, end of year	$43.69	$30.93	$33.61	$30.03	$26.97

Total return[d]	43.52%	(6.74)%	14.98%	13.08%	8.40%

Ratios to average net assets[e]

Expenses net of waiver and payments by affiliates	0.37%	0.57%	1.12%	2.11%	2.96%

Expenses net of waiver and payments by affiliates	0.29%	0.33%	0.50%	0.50%	0.50%

Net investment income	1.71%	1.75%	1.64%	1.56%	1.69%

Supplemental data

Net assets, end of year (000’s)	$139,822	$74,223	$13,443	$6,005	$5,393

Portfolio turnover rate[f]	40.54% [g]	32.61% [g]	46.90%	65.68%	12.55%

aFor the period September 20, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	40.54%	32.61%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	55

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin Liberty U.S. Low Volatility ETF

		Shares	Value
	Common Stocks 99.6%
	Communication Services 10.2%
a	Alphabet Inc., A	882	$1,819,143
	AT&T Inc.	60,529	1,832,213
a	Charter Communications Inc., A	2,855	1,761,592
	Comcast Corp., A	32,479	1,757,439
a	Liberty Broadband Corp., C	11,713	1,758,707
a	T-Mobile U.S. Inc.	14,501	1,816,830
	TELUS Corp.	86,360	1,721,155
	Verizon Communications Inc.	31,830	1,850,914

			14,317,993

	Consumer Discretionary 12.3%
a	Amazon.com Inc.	538	1,664,615
	Dollar General Corp.	8,863	1,795,821
	McDonald’s Corp.	7,478	1,676,119
	NIKE Inc., B	12,108	1,609,032
a	NVR Inc.	369	1,738,333
a	O’Reilly Automotive Inc.	3,409	1,729,215
	Target Corp.	8,872	1,757,277
	The Home Depot Inc.	5,752	1,755,798
	The TJX Cos. Inc.	25,944	1,716,196
	Tractor Supply Co.	9,622	1,703,864

			17,146,270

	Consumer Staples 5.8%
	McCormick & Co. Inc.	17,972	1,602,383
	PepsiCo Inc.	11,562	1,635,445
	The Coca-Cola Co.	30,618	1,613,875
	The Procter & Gamble Co.	12,148	1,645,204
	Walmart Inc.	11,806	1,603,609

			8,100,516

	Energy 2.6%
	Chevron Corp.	17,424	1,825,861
	Exxon Mobil Corp.	31,889	1,780,363

			3,606,224

	Financials 11.5%
	Aflac Inc.	30,676	1,569,997
	Arthur J Gallagher & Co.	12,917	1,611,654
	BlackRock Inc.	2,199	1,657,958
	Intercontinental Exchange Inc.	14,110	1,575,805
	JPMorgan Chase & Co.	10,560	1,607,549
	Nasdaq Inc.	10,767	1,587,702
	S&P Global Inc.	4,514	1,592,855
	The Progressive Corp.	17,254	1,649,655
	The Travelers Cos. Inc.	10,510	1,580,704
	US Bancorp	29,455	1,629,156

			16,063,035

	Health Care 12.9%
	Abbott Laboratories	14,750	1,767,640
	AbbVie Inc.	17,155	1,856,514
	Becton Dickinson and Co.	7,416	1,803,200
	Bristol-Myers Squibb Co.	28,296	1,786,327
	Danaher Corp.	8,023	1,805,817
	Johnson & Johnson	11,084	1,821,655
	Medtronic PLC	15,208	1,796,521
	Merck & Co. Inc.	22,885	1,764,205
	Pfizer Inc.	49,934	1,809,109
	Quest Diagnostics Inc.	14,160	1,817,294

			18,028,282

56	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty U.S. Low Volatility ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Industrials 8.5%
	BWX Technologies Inc.	17,671	$1,165,226
	Honeywell International Inc.	5,590	1,213,421
	IDEX Corp.	5,750	1,203,590
	Illinois Tool Works Inc.	5,235	1,159,657
	Lockheed Martin Corp.	3,225	1,191,637
	Republic Services Inc.	11,936	1,185,842
	Roper Technologies Inc.	2,899	1,169,283
	Union Pacific Corp.	5,602	1,234,737
	United Parcel Service Inc., B	7,194	1,222,908
	Verisk Analytics Inc.	6,668	1,178,169

			11,924,470

	Information Technology 27.4%
	Accenture PLC, A	7,553	2,086,516
	Amphenol Corp., A	31,837	2,100,287
	Analog Devices Inc.	13,110	2,033,099
a	ANSYS Inc.	6,145	2,086,596
	Apple Inc.	16,603	2,028,056
	Automatic Data Processing Inc.	10,824	2,039,999
a	Black Knight Inc.	27,116	2,006,313
	Booz Allen Hamilton Holding Corp.	14,371	1,157,297
	Cisco Systems Inc.	40,677	2,103,408
	International Business Machines Corp.	15,454	2,059,400
	Intuit Inc.	5,221	1,999,956
	Jack Henry & Associates Inc.	13,450	2,040,634
a	Keysight Technologies Inc.	14,785	2,120,169
	Mastercard Inc., A	5,586	1,988,895
	Microsoft Corp.	8,649	2,039,175
	Oracle Corp.	30,066	2,109,731
a	Synopsys Inc.	8,740	2,165,597
	Texas Instruments Inc.	11,316	2,138,611
	Visa Inc., A	9,627	2,038,325

			38,342,064

	Materials 2.8%
	Air Products and Chemicals Inc.	4,608	1,296,415
	Ecolab Inc.	6,110	1,307,968
	Linde PLC	4,704	1,317,778

			3,922,161

	Real Estate 3.1%
	Crown Castle International Corp.	8,235	1,417,490
	Equinix Inc.	2,085	1,416,945
	Public Storage	5,843	1,441,819

			4,276,254

	Utilities 2.5%
	American Electric Power Co. Inc.	8,152	690,474
	Consolidated Edison Inc.	9,435	705,738
	Dominion Energy Inc.	9,300	706,428
	Duke Energy Corp.	7,352	709,689
	NextEra Energy Inc.	9,629	728,049

			3,540,378

	Total Investments (Cost $119,696,037) 99.6%		139,267,647
	Other Assets, less Liabilities 0.4%		553,971

	Net Assets 100.0%		$139,821,618

aNon-income producing.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty U.S. Treasury Bond ETF

Year Ended March 31, 2021[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.00

Income from investment operations[b]:

Net investment income[c]	0.11

Net realized and unrealized gains (losses)	(0.94)

Total from investment operations	(0.83)

Less distributions from net investment income	(0.34)

Net asset value, end of year	$23.83

Total return[d]	(3.36)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.50%

Expenses net of waiver and payments by affiliates	0.09%

Net investment income	0.54%

Supplemental data

Net assets, end of year (000’s)	$418,199

Portfolio turnover rate[f]	102.09% [g]

aFor the period June 9, 2020 (commencement of operations) to March 31, 2021.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	102.09%

58	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin Liberty U.S. Treasury Bond ETF

		Country	Principal Amount*	Value
	U.S. Government & Agency Securities 93.2%
	U.S. Treasury Bond, 1.125%, 8/15/40	United States	11,320,000	$9,208,997
	2.25%, 8/15/46	United States	9,330,000	9,058,482
	2.25%, 8/15/49	United States	8,550,000	8,270,956
	2.50%, 2/15/45	United States	8,932,000	9,122,154
	2.75%, 11/15/47	United States	8,790,000	9,401,695
	2.875%, 5/15/49	United States	4,980,000	5,470,705
	3.00%, 5/15/47	United States	1,800,000	2,015,508
	3.375%, 11/15/48	United States	8,760,000	10,524,490
	4.375%, 2/15/38	United States	3,650,000	4,830,190
	4.50%, 2/15/36	United States	6,910,000	9,144,413
	4.50%, 5/15/38	United States	6,080,000	8,163,944
	U.S. Treasury Note, 0.125%, 5/31/22	United States	49,500,000	49,519,336
	0.50%, 6/30/27	United States	27,050,000	25,820,599
	1.125%, 2/29/28	United States	6,000,000	5,895,937
	1.25%, 8/31/24	United States	12,670,000	13,001,845
	1.50%, 9/30/24	United States	12,610,000	13,047,163
	1.50%, 11/30/24	United States	13,959,000	14,436,387
	1.625%, 8/15/29	United States	7,522,000	7,550,648
	1.75%, 7/31/24	United States	7,080,000	7,386,570
	1.875%, 7/31/26	United States	31,250,000	32,648,315
	2.00%, 4/30/24	United States	12,569,000	13,194,750
	2.00%, 5/31/24	United States	12,230,000	12,845,561
	2.125%, 3/31/24	United States	13,131,000	13,825,250
	2.125%, 9/30/24	United States	9,390,000	9,920,938
	2.125%, 11/30/24	United States	12,920,000	13,660,124
	2.25%, 10/31/24	United States	10,600,000	11,249,250
	2.25%, 11/15/24	United States	13,470,000	14,298,458
	2.375%, 2/29/24	United States	11,908,000	12,614,340
	2.50%, 5/15/24	United States	14,085,000	15,015,655
	2.875%, 8/15/28	United States	1,764,000	1,940,710
	3.125%, 11/15/28	United States	7,727,000	8,643,223
	United States Treasury Inflation Protected Security, 0.375%, 1/15/27	United States	7,308,495	8,065,605

	Total U.S. Government & Agency Securities (Cost $404,928,645)			389,792,198

	Mortgage-Backed Securities 1.9%
	Fannie Mae 0.6%
	Federal National Mortgage Association	United States	2,653,207	2,726,004

	Ginnie Mae 1.3%
	Government National Mortgage Association	United States	5,000,000	5,266,415

	Total Mortgage-Backed Securities (Cost $8,029,368)			7,992,419

	Total Investments before Short Term Investments (Cost $412,958,013)			397,784,617

	Short Term Investments 4.7%
	Money Market Funds 4.7%
a,b	Institutional Fiduciary Trust Portfolio, 0.01%	United States	19,594,757	19,594,757

	Total Short Term Investments (Cost $19,594,757)			19,594,757

	Total Investments (Cost $432,552,770) 99.8%			417,379,374
	Other Assets, less Liabilities 0.2%			819,602

	Net Assets 100.0%			$418,198,976

See Abbreviation on Page 79.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSee Note 3(c) regarding investments in affiliated management investment companies.

bThe rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	59

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2021

	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty Ultra Short Bond ETF	Franklin Liberty U.S. Core Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$992,530,075	$2,483,915	$1,451,558,023
Cost – Non-controlled affiliates (Note 3d)	—	22,444	21,162,095

Value – Unaffiliated issuers	$991,007,603	$2,493,648	$1,439,244,356
Value – Non-controlled affiliates (Note 3d)	—	22,444	21,162,095
Cash	26,562,729	—	—
Receivables:
Interest	9,032,336	—	6,726,192
Dividends and interest	—	11,311	—
Affiliates	—	14,651	—
Deposits with Brokers for:	—	—	5,040,464
Variation margin on futures contracts	43,453	—	5,491
Futures contracts	258,760	—	299,902

Total assets	1,026,904,881	2,542,054	1,472,478,500

Liabilities:
Payables:
Investment securities purchased	4,976,000	1	8,197,407
Management fees	259,928	—	110,010
Transfer agent fees	12,000	8,862	12,000
Trustees’ fees and expenses	1,347	3	2,143
Distributions to shareholders	2,885,080	4,342	3,386,998
Custodian fees	17,963	1,033	8,836
Professional fees	37,375	28,059	44,089
Reports to shareholders	5,658	3,278	2,490
Registration and filing fees	57,810	287	91,467
Accrued expenses and other liabilities	12,564	8,548	26,145

Total liabilities	8,265,725	54,413	11,881,585

Net assets, at value	$1,018,639,156	$2,487,641	$1,460,596,915

Net assets consist of:
Paid-in capital	$1,026,226,670	$2,500,000	$1,478,520,465
Total distributable earnings (loss)	(7,587,514)	(12,359)	(17,923,550)

Net assets, at value	$1,018,639,156	$2,487,641	$1,460,596,915

Shares outstanding	40,000,000	100,000	58,100,000

Net asset value per share	$25.47	$24.88	$25.14

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2021

	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Treasury Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$119,696,037	$412,958,013
Cost – Non-controlled affiliates (Note 3d)	—	19,594,757

Value – Unaffiliated issuers	$139,267,647	$397,784,617
Value – Non-controlled affiliates (Note 3d)	—	19,594,757
Cash	507,182	—
Receivables:
Interest	127,447	—
Dividends and interest	—	1,586,685
Affiliates	—	16,496
Deposits with Brokers for:	—	—
Variation margin on futures contracts	—	—
Futures contracts	—	—

Total assets	139,902,276	418,982,555

Liabilities:
Payables:
Investment securities purchased	—	95
Management fees	24,094	—
Transfer agent fees	12,000	11,875
Trustees’ fees and expenses	160	537
Distributions to shareholders	—	674,095
Custodian fees	1,259	1,028
Professional fees	23,025	35,058
Reports to shareholders	3,899	3,272
Registration and filing fees	10,958	49,059
Accrued expenses and other liabilities	5,263	8,560

Total liabilities	80,658	783,579

Net assets, at value	$139,821,618	$418,198,976

Net assets consist of:
Paid-in capital	$123,061,275	$440,900,395
Total distributable earnings (loss)	16,760,343	(22,701,419)

Net assets, at value	$139,821,618	$418,198,976

Shares outstanding	3,200,000	17,550,000

Net asset value per share	$43.69	$23.83

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2021

	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty Ultra Short Bond ETF[b]	Franklin Liberty U.S. Core Bond ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$—	$—	$290
Interest:
Unaffiliated issuers	24,286,647	12,954	32,898,912

Total investment income	24,286,647	12,954	32,899,202

Expenses:
Management fees (Note 3a)	4,423,232	10,858	2,347,386
Transfer agent fees	15,600	8,862	15,607
Custodian fees	25,434	1,033	11,457
Reports to shareholders	14,067	4,274	12,264
Registration and filing fees	60,131	4,443	102,652
Professional fees	59,896	36,119	114,937
Trustees’ fees and expenses	50,866	67	87,061
Other	23,378	8,548	40,246

Total expenses	4,672,604	74,204	2,731,610
Expenses waived/paid by affiliates (Note 3c)	(1,426,758)	(71,534)	(384,225)

Net expenses	3,245,846	2,670	2,347,385

Net investment income	21,040,801	10,284	30,551,817

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	11,944,385	2,243	9,185,543
In-kind redemptions	—	—	—
Foreign currency transactions	—	—	(859)
Futures contracts	(310,406)	—	3,596,003
Swap contracts	7,082	—	31,987

Net realized gain (loss)	11,641,061	2,243	12,812,674

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	18,096,413	9,733	(21,081,256)
Translation of other assets and liabilities denominated in foreign currencies	—	—	—
Futures contracts	502,020	—	(37,204)
Swap contracts	—	—	575,441

Net change in unrealized appreciation (depreciation)	18,598,433	9,733	(20,543,019)

Net realized and unrealized gain (loss)	30,239,494	11,976	(7,730,345)

Net increase (decrease) in net assets resulting from operations	$51,280,295	$22,260	$22,821,472

bFor the period July 14, 2020 (commencement of operations) to March 31, 2021.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended March 31, 2021

	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Treasury Bond ETF[a]
Investment income:
Dividends:
Unaffiliated issuers	$2,281,881	$93
Interest:
Unaffiliated issuers	—	1,681,948
Inflation principal adjustments	—	292,295

Total investment income	2,281,881	1,974,336

Expenses:
Management fees (Note 3a)	331,408	1,419,565
Transfer agent fees	15,600	12,608
Custodian fees	1,852	1,172
Reports to shareholders	15,672	4,849
Registration and filing fees	12,873	54,186
Professional fees	28,703	50,166
Trustees’ fees and expenses (Note 3a)	6,574	10,794
Other	7,753	9,700

Total expenses	420,435	1,563,040
Expenses waived/paid by affiliates (Note 3c)	(89,027)	(1,279,127)

Net expenses	331,408	283,913

Net investment income	1,950,473	1,690,423

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	1,820	(3,618,092)
In-kind redemptions	6,731,931	—
Foreign currency transactions	(820)	—
Futures contracts	—	—
Swap contracts	—

Net realized gain (loss)	6,732,931	(3,618,092)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	28,827,990	(15,173,396)
Translation of other assets and liabilities denominated in foreign currencies	483	—
Futures contracts	—	—
Swap contracts	—	—

Net change in unrealized appreciation (depreciation)	28,828,473	(15,173,396)

Net realized and unrealized gain (loss)	35,561,404	(18,791,488)

Net increase (decrease) in net assets resulting from operations	$37,511,877	$(17,101,065)

aFor the period June 9, 2020 (commencement of operations) to March 31, 2021.

[a]Foreign taxes withheld on dividends	$14,060

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty Investment Grade Corporate ETF		Franklin Liberty Ultra Short Bond ETF

	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2021[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$21,040,801	$9,749,119	$10,284
Net realized gain (loss)	11,641,061	3,290,963	2,243
Net change in unrealized appreciation (depreciation)	18,598,433	(19,848,085)	9,733

Net increase (decrease) in net assets resulting from operations	51,280,295	(6,808,003)	22,260

Distributions to shareholders: (Note 1e)	(38,161,818)	(12,798,430)	(34,619)

Capital share transactions: (Note 2)	452,182,964	554,879,195	2,500,000

Net increase (decrease) in net assets	465,301,441	535,272,762	2,487,641
Net assets:
Beginning of year	553,337,715	18,064,953	—

End of year (Note 1e)	$1,018,639,156	$553,337,715	$2,487,641

aFor the period July 14, 2020 (commencement of operations) to March 31, 2021.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Liberty U.S. Core Bond ETF		Franklin Liberty U.S. Low Volatility ETF

	Year Ended March 31, 2021	Year Ended March 31, 2020[a]	Year Ended March 31, 2021	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$30,551,817	$9,777,030	$1,950,473	$758,854
Net realized gain (loss)	12,812,674	5,129,841	6,732,931	(2,881,061)
Net change in unrealized appreciation (depreciation)	(20,543,019)	8,579,753	28,828,473	(11,385,777)

Net increase (decrease) in net assets resulting from operations	22,821,472	23,486,624	37,511,877	(13,507,984)

Distributions to shareholders: (Note 1e)	(51,084,574)	(12,075,002)	(1,913,171)	(613,357)

Capital share transactions: (Note 2)	635,328,246	842,120,149	30,000,322	74,900,836

Net increase (decrease) in net assets	607,065,144	853,531,771	65,599,028	60,779,495
Net assets:
Beginning of year	853,531,771	—	74,222,590	13,443,095

End of year (Note 1e)	$1,460,596,915	$853,531,771	$139,821,618	$74,222,590

aFor the period September 17, 2019 (commencement of operations) to March 31, 2020.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

Franklin Liberty U.S. Treasury Bond ETF

Year Ended March 31, 2021[b]
Increase (decrease) in net assets:
Operations:
Net investment income	$1,690,423
Net realized gain (loss)	(3,618,092)
Net change in unrealized appreciation (depreciation)	(15,173,396)

Net increase (decrease) in net assets resulting from operations	(17,101,065)

Distributions to shareholders: (Note 1e)	(5,600,354)

Capital share transactions: (Note 2)	440,900,395

Net increase (decrease) in net assets	418,198,976
Net assets:
Beginning of year	—

End of year (Note 1e)	$418,198,976

bFor the period June 9, 2020 (commencement of operations) to March 31, 2021.

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-five separate funds, five of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index. The Trust began offering shares of the Franklin Liberty U.S. Treasury Bond ETF Fund commenced operations on June 9, 2020 & the Franklin Liberty Ultra Short Bond ETF Fund commenced operations on July 14, 2020.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts,

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination.

Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

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NOTES TO FINANCIAL STATEMENTS

The Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statements of Operations.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

See Note 8 regarding other derivative information.

d. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2021, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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NOTES TO FINANCIAL STATEMENTS

At March 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Liberty Investment Grade Corporate ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	22,300,000	$585,231,109	22,100,000	$554,879,195
Shares redeemed	(5,150,000)	(133,048,145)	—	—

Net increase (decrease)	17,150,000	$452,182,964	22,100,000	$554,879,195

	Franklin Liberty Ultra Short Bond ETF

	Year Ended March 31, 2021[b]

	Shares	Amount
Shares sold	100,001	$2,500,025
Shares redeemed	(1)	(25)

Net increase (decrease)	100,000	$2,500,000

	Franklin Liberty U.S. Core Bond ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020[a]

	Shares	Amount	Shares	Amount
Shares sold	37,350,000	$966,046,417	38,500,001	$968,931,821
Shares redeemed	(12,800,000)	(330,718,171)	(4,950,001)	(126,811,672)

Net increase (decrease)	24,550,000	$635,328,246	33,550,000	$842,120,149

	Franklin Liberty U.S. Low Volatility ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	1,450,000	$55,893,889	2,050,000	$76,346,270
Shares redeemed	(650,000)	(25,893,567)	(50,000)	(1,445,434)

Net increase (decrease)	800,000	$30,000,322	2,000,000	$74,900,836

	Franklin Liberty U.S. Treasury Bond ETF

	Year Ended March 31, 2021[a]

	Shares	Amount
Shares sold	17,950,001	$450,866,696
Shares redeemed	(400,001)	(9,966,301)

Net increase (decrease)	17,550,000	$440,900,395

aFor the period June 09, 2020 (commencement of operations) to March 31, 2021.

bFor the period July 14, 2020 (commencement of operations) to March 31, 2021.

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton . Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Investimentos (Brasil) Ltda. (FTI Brasil)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Investment Trust Management Co., Ltd. (FT Korea)	Investment manager
Franklin Templeton Investments (ME) Limited (FTIME)	Investment manager
Franklin Templeton Investments Corp. (FTIC)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

Franklin Liberty U.S. Low Volatility ETF, Franklin Liberty U.S. Core Bond ETF, Franklin Liberty U.S. Treasury Bond ETF and Franklin Liberty Ultra Short Bond ETF pay an investment management fee to Advisers of 0.290%, 0.150%, 0.450% and 0.610%, respectively, per year of the average daily net assets of each of the Funds.

Franklin Liberty Investment Grade Corporate ETF pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

For the year ended March 31, 2021, the gross effective investment management fee rate was 0.480% of the Franklin Liberty Investment Grade Corporate ETF’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

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NOTES TO FINANCIAL STATEMENTS

c. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Liberty Investment Grade Corporate ETF, Franklin Liberty U.S. Low Volatility ETF, Franklin Liberty U.S. Core Bond ETF, Franklin Liberty U.S. Treasury Bond ETF and Franklin Liberty Ultra Short Bond ETF so that the expenses (including acquired fund fees and expenses) of the Funds do not exceed 0.35%, 0.29%, 0.15%, 0.09% and 0.15%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

d. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended March 31, 2021, investments in affiliated management investment companies were as follows:

	Value at Beginning Year	Purchases	Sales	Realized Gain (Loss)	Net Change In (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income

Franklin Liberty Ultra Short Bond ETF
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust Money Market Portfolio 0.01%	$—	$1,268,261	$(1,245,817)	$—	$—	$22,444	$22,444	$—

Franklin Liberty U.S. Core Bond ETF
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust Money Market Portfolio 0.01%	$—	$754,038,632	(732,876,537)	$—	$—	$21,162,095	21,162,095	$—

Franklin Liberty U.S. Treasury Bond ETF
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust Money Market Portfolio 0.01%	$—	$97,297,002	(77,702,245)	$—	$—	$19,594,757	19,594,757	$—

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

e. Other Affiliated Transactions

At March 31, 2021, the shares of the funds were owned by the following investment companies:

Funds	Shares	Percentage of Outstanding Shares[a]
Franklin Liberty Investment Grade Corporate ETF
Franklin Moderate Allocation Fund	2,165,075	5.4%
Franklin Total Return Fund	18,335,000	45.8%
Franklin 529 Portfolios	12,652,950	31.6%

	33,153,025	82.80%

Franklin Liberty Ultra Short Bond ETF
Franklin Resources Inc.	43,000	43.0%

Franklin Liberty U.S. Core Bond ETF
Franklin Conservative Allocation Fund	9,113,623	15.7%
Franklin Moderate Allocation Fund	11,277,948	19.4%
Franklin 529 Portfolios	25,496,241	43.9%

	45,887,812	79.0%

Franklin Liberty U.S. Low Volatility ETF
Franklin Managed Income Fund	1,000,000	31.3%

Franklin Liberty U.S. Treasury Bond ETF
Franklin Conservative Allocation Fund	2,004,700	11.4%
Franklin Moderate Allocation Fund	2,515,100	14.3%
Franklin Growth Allocation Fund	1,155,300	6.6%
Franklin 529 Portfolios	10,780,258	61.4%

	16,455,358	93.70%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2021, the capital loss carryforwards were as follows:

	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Treasury Bond ETF
Capital loss carryforwards not subject to expiration:
Short term	$3,011,178	$5,704,428

For tax purposes, the Funds may elect to defer any portion of late-year ordinary loss to the first day of the following fiscal year.

At March 31, 2021, the deferred losses were as follows:

	Franklin Liberty Ultra Short Bond ETF	Franklin Liberty U.S. Core Bond ETF
Post October capital losses	$(4,648)	$—

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NOTES TO FINANCIAL STATEMENTS

The tax character of distributions paid during the years ended March 31, 2021 and 2020, were as follows:

	Franklin Liberty Investment Grade Corporate ETF		Franklin Liberty Ultra Short Bond ETF	Franklin Liberty U.S Core Bond ETF

	2021	2020	2021	2021	2020
Distributions paid from:
Ordinary income	$34,905,788	$12,798,430	$34,619	$48,744,964	$11,995,769
Long-term Capital Gain	3,256,030	—	—	2,339,610	79,233

Total	$38,161,818	$12,798,430	$34,619	$51,084,574	$12,075,002

	Franklin Liberty U.S Low Volatility ETF		Franklin Liberty U.S. Treasury Bond ETF

	2021	2020	2021
Distributions paid from:
Ordinary income	$1,913,171	$613,357	$5,600,354
Long-term Capital Gain	—	—	—

Total	$1,913,171	$613,357	$5,600,354

At March 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty Ultra Short Bond ETF	Franklin Liberty U.S. Core Bond ETF	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Treasury Bond ETF
Cost of investments	$998,288,471	$2,523,953	$1,478,399,385	$119,696,347	$434,414,131

Unrealized appreciation	$19,566,232	$23,884	$20,324,132	20,362,347	$1,035
Unrealized depreciation	(26,847,100)	(31,745)	(38,317,066)	(791,047)	(17,035,792)

Net unrealized appreciation (depreciation)	$(7,280,868)	$(7,861)	$(17,992,934)	$19,571,300	$(17,034,757)

Distributable earnings – undistributed ordinary income	$721,757	$4,492	$—	$200,120	$711,862

Distributable earnings – undistributed capital gains	$1,856,677	$—	$3,456,382	$—	$—

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions, financial futures transactions, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended March 31, 2021, were as follows:

	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty Ultra Short Bond ETF	Franklin Liberty U.S. Core Bond ETF	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Treasury Bond ETF
Purchases	$807,399,908	$2,505,102	$2,051,730,968	$46,360,265	$819,503,634
Sales	$484,831,215	$207,346	$1,411,634,204	$45,575,948	$399,280,363

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NOTES TO FINANCIAL STATEMENTS

5. Investment Transactions (continued)

In-kind transactions associated with creation and redemptions for the period ended March 31, 2021, were as follows:

	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty Ultra Short Bond ETF	Franklin Liberty U.S. Core Bond ETF	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Treasury Bond ETF
Cost of Securities Received	$104,225,523	$—	$—	$55,064,606	$—
Value of Securities Delivered	$—	$—	$—	$25,517,095	$—

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

7. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

8. Other Derivative Information

At March 31, 2021, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin Liberty Investment Grade Corporate ETF

Interest rate contracts	Variation margin on futures contracts	$961,831	[a]	Variation margin on futures contracts	$527,570	[a]

Franklin Liberty U.S. Core Bond ETF

Interest rate contracts	Variation margin on futures contracts	907,882	[a]	Variation margin on futures contracts	557,481	[a]

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended March 31, 2021, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin Liberty Investment Grade Corporate ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Futures contracts	$(310,406)	Futures contracts	$502,020

Credit Default contracts	Swap Contracts	7,082	Swap Contracts	—

Totals		$(303,324)		$502,020

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NOTES TO FINANCIAL STATEMENTS

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin Liberty U.S. Core Bond ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Futures contracts	$3,596,003	Futures contracts	$(37,204)

Credit Default contracts	Swap Contracts	31,987	Swap Contracts	575,441

Totals		$3,627,990		$538,237

For the period ended March 31, 2021, the average month end notional amount of futures and swaps contracts were as follows:

	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty Ultra Short Bond ETF	Franklin Liberty U.S. Core Bond ETF	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Treasury Bond ETF
Futures contracts	$62,284,596	$—	$89,616,435	$—	$—
Credit Default contracts	$1,923,077	$—	$3,144,231	$—	$—

See Note 1(c) regarding derivative financial instruments.

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of March 31, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Franklin Liberty Investment Grade Corporate ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$986,533,267		$—	$986,533,267
U.S. Government & Agency Securities		$$4,474,336			$4,474,336

Total Investments in Securities	$—	$991,007,603		$—	$991,007,603

Other Financial Instruments:
Futures Contracts	$961,831		$		$961,831

Liabilities:
Other Financial Instruments:
Futures Contracts	$527,570	$—		$—	$527,570

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NOTES TO FINANCIAL STATEMENTS

9. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin Liberty Ultra Short Bond ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$2,291,175	$—	$2,291,175
Asset-Backed Securities	—	202,473	—	202,473
Short-Term Investments	22,444	—	—	22,444

Total Investments in Securities	$22,444	$2,493,648	$—	$2,516,092

Franklin Liberty U.S. Core Bond ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$416,645,132	$—	$416,645,132
U.S. Government & Agency Securities	—	562,367,526	—	562,367,526
Municipal Bonds	—	45,921,536	—	45,921,536
Mortgage-Backed Securities	—	325,174,837	—	325,174,837
Foreign Government and Agency Securities	—	65,727,505	—	65,727,505
Asset-Backed Securities	—	23,407,820	—	23,407,820
Short-Term Investments	21,162,095	—	—	21,162,095

Total Investments in Securities	$21,162,095	$1,439,244,356	$—	$1,460,406,451

Other Financial Instruments:
Futures Contracts	$907,882	$—	$—	$907,882

Liabilities:
Other Financial Instruments:
Futures Contracts	$557,481	$—	$—	$557,481

Franklin Liberty U.S. Low Volatility ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$139,267,647	$—	$—	$139,267,647

Total Investments in Securities	$139,267,647	$—	$—	$139,267,647

Franklin Liberty U.S. Treasury Bond ETF

Assets:
Investments in Securities:[a]
U.S. Government and Agency Securities	$—	$389,792,198	$—	$389,792,198
Mortgage-Backed Securities	—	7,992,419	—	7,992,419
Short-Term Investments	19,594,757	—	—	19,594,757

Total Investments in Securities	$19,594,757	$397,784,617	$—	$417,379,374

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and preferred stocks.

10. New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

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NOTES TO FINANCIAL STATEMENTS

11. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
FHLB	Federal Home Loan Bank
FRN	Floating Rate Note
REIT	Real Estate Investment Trust
ADR	American Depositary Receipt+
GO	General Obligation
MTA	Metropolitan Transit Authority
REIT	Real Estate Investment Trust

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin Liberty Investment Grade Corporate ETF, Franklin Liberty U.S. Core Bond ETF, Franklin Liberty U.S. Low Volatility ETF, Franklin Liberty U.S. Treasury Bond ETF, and Franklin Liberty Ultra Short Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin Liberty Investment Grade Corporate ETF, Franklin Liberty U.S. Core Bond ETF, Franklin Liberty U.S. Low Volatility ETF, Franklin Liberty U.S. Treasury Bond ETF, and Franklin Liberty Ultra Short Bond ETF (five of the funds constituting Franklin Templeton ETF Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2021, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Franklin Templeton ETF Trust	Statements of Operations	Statement of changes in net assets	Financial Highlights
Franklin Liberty Investment Grade Corporate ETF Franklin Liberty U.S. Low Volatility ETF	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021, 2020, 2019, and the period from October 3, 2016 (commencement of operations) to March 3, 2017
Franklin Liberty U.S. Core Bond ETF	For the year ended March 31, 2021	For the year ended March 31, 2021 and the period from September 17, 2019 (commencement of operations) through March 31, 2020	For the year ended March 31, 2021 and the period from September 17, 2019 (commencement of operations) through March 31, 2020
Franklin Liberty U.S. Treasury Bond ETF	For the period from June 9, 2020 (commencement of operations) through March 31, 2021
Franklin Liberty Ultra Short Bond ETF	For the period from July 14, 2020 (commencement of operations) through March 31, 2021

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence

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with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 20, 2021

We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

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Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended March 31, 2021:

Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Core Bond ETF
$3,540,625	$2,595,889

Under Section 871(k)(2)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended March 31, 2021:

Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty Ultra Short Bond ETF	Franklin Liberty U.S. Core Bond ETF
$5,287,511	$1,561	$8,432,832

Under Section 854(b)(1)(A) of the Internal Revenue Code, Franklin Liberty U.S. Low Volatility ETF hereby reports 100.00% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended March 31, 2021.

Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code for the fiscal year ended March 31, 2021.

Franklin Liberty U.S. Low Volatility ETF
$2,197,777

Distributions, including qualified dividend income, paid during calendar year 2021 will be reported to shareholders on Form 1099-DIV by mid-February 2022. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended March 31, 2021:

Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty Ultra Short Bond ETF	Franklin Liberty U.S. Core Bond ETF	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Treasury Bond ETF
$24,478,594	$26,338	$31,603,002	$179	$5,638,031

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2016	49	AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and PhonePe (December 2020) (payment and financial services); formerly, Axis Bank (financial) (2013-2021), FlipKart Limited (2019-December 2020) (eCommerce company); CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); Chief Executive Officer and Director, FinTech Evolution Acquisition (eCommerce company) (February 2021-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2020	49	IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present), LegalShield (consumer services) (2020-present); and formerly, Fluor Corporation (construction and engineering) (2014-2020) and Focus Financial Partner, LLC (financial services) (2018-2020).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution)) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	49	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	60	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton.

Breda M. Beckerle (1958) 280 Park Avenue New York, NY 10017	Chief Compliance Officer	Since November 2020	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 42 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 42 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 42 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 42 of the investment companies in Franklin Templeton.

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of three of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of three of the investment companies in Franklin Templeton.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 42 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 42 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2021 Franklin Templeton Investments. All rights reserved.		ETF2 A 05/21

ANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

March 31, 2021

Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Franklin LibertyQ U.S. Mid Cap Equity ETF

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

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ANNUAL REPORT

Economic and Market Overview

U.S. equities, as measured by the Standard & Poor’s® 500 Index (S&P 500®), advanced strongly during the 12 months ended March 31, 2021. Equities rose throughout the reporting period amid the U.S. recovery from the initial shock of the novel coronavirus (COVID-19) pandemic and related restrictions. Better understanding of safety standards that could reduce transmission led many states to partially reopen in April and May 2020, boosting equities. Several significant rounds of stimulus, including direct payments to individuals and programs designed to keep employees on payroll, also supported stock prices. In November 2020, the development of several vaccines bolstered investor confidence, and the implementation of mass vaccination programs in early 2021 led to further gains, as U.S. equities reached an all-time high in March 2021.

The U.S. economy was severely impacted by the pandemic, as business closures and restrictions on gatherings disrupted everyday life. As a result, second-quarter 2020 gross domestic product (GDP) experienced a record annualized decline, and mass layoffs drove the unemployment rate to a peak of 14.8% in April.1 However, economic conditions improved rapidly thereafter, with GDP rebounding at a record annualized pace in 2020’s third quarter and expanding more slowly in the fourth quarter. Similarly, the unemployment rate declined notably, reaching 6.0% in March 2021 as jobless claims fell and employment openings began to increase.1

To support the U.S. economy, the U.S. Federal Reserve (Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25%. The Fed also enacted quantitative easing measures aimed at ensuring credit flows to borrowers and supporting credit markets with open-ended bond purchasing. Furthermore, the Fed signaled that interest rates would potentially remain low, even if inflation moderately exceeded its 2% target.

The combination of large stimulus payments, increasing asset prices and rising savings during lockdowns led to the strengthening of household balance sheets, as wealth levels rose and credit card debt declined in 2020’s fourth quarter. These factors led investors to anticipate a surge in spending. Nonetheless, areas of economic weakness remained, including total employment numbers that stayed well below pre-pandemic levels, and inflation expectations that increased to the highest level in more than 10 years near period-end.

The foregoing information reflects our analysis and opinions as of March 31, 2021. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

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Franklin LibertyQ U.S. Equity ETF

This annual report for Franklin LibertyQ U.S. Equity ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Large Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 1000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 1000® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility.

Performance Overview

For the 12 months under review, the Fund posted cumulative total returns of +48.29% based on market price and +48.22% based on net asset value (NAV). In comparison, the LibertyQ U.S. Large Cap Equity Index posted a +48.42% total return for the same period, while the Russell 1000® Index posted a +60.59% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Information Technology	26.0%
Health Care	14.7%
Industrials	13.9%
Consumer Staples	13.5%
Consumer Discretionary	10.9%
Communication Services	5.8%
Utilities	5.6%
Financials	3.8%
Materials	3.1%
Real Estate	2.4%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Large Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The LibertyQ U.S. Large Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell 1000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 1000® Index is market capi-talization weighted and measures performance of the largest companies in the Russell 3000® Index, which represents the majority of the U.S. market’s total capitalization.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 22.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

Top 10 Holdings

3/31/21

Company Sector/Industry	% of Total Net Assets
Applied Materials Inc. Information Technology	1.5%
Intel Corp. Information Technology	1.2%
Lam Research Corp. Information Technology	1.2%
Eli Lilly and Co. Health Care	1.2%
Cisco Systems Inc. Information Technology	1.1%
Philip Morris International Inc. Consumer Staples	1.1%
Texas Instruments Inc. Information Technology	1.1%
Altria Group Inc. Consumer Staples	1.1%
Johnson & Johnson Health Care	1.1%
Estee Lauder Cos. Inc., A Consumer Staples	1.0%

Manager’s Discussion

For the fiscal year ended March 31, 2021, individual holdings that lifted the Fund’s absolute return included Applied Materials, Lam Research and Apple. Individual holdings that hindered the Fund’s absolute return included Biogen, Raytheon and Vertex Pharmaceuticals.

The Fund’s research-based selection process focuses on four investment factors: value, quality, momentum and low volatility. Of the four target-style factors, low volatility significantly detracted from the Fund’s relative performance for the reporting period, while the quality factor also detracted. In contrast, the value and momentum factors modestly contributed to the Fund’s relative return. The Fund’s net long position in the S&P 500 Index, through the use of futures contracts, also contributed to the Fund’s absolute performance, as stocks rose during the period.

Thank you for your participation in Franklin LibertyQ U.S. Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA
Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+48.22%	+48.29%	+48.22%	+48.29%
3-Year	+48.91%	+48.35%	+14.19%	+14.05%
Since Inception (4/26/17)	+69.52%	+69.60%	+14.38%	+14.39%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

4/26/17–3/31/21

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.777484

Total Annual Operating Expenses6

0.15%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. To the extent the Fund concentrates in a specific industry or group of industries, the Fund will carry much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries; there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The LibertyQ U.S. Large Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell 1000 Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 1000 Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000 Index, which represents the majority of the U.S. market’s total capitalization.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,165.80	$0.81	$1,024.18	$0.76	0.15%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin LibertyQ U.S. Mid Cap Equity ETF

This annual report for Franklin LibertyQ U.S. Mid Cap Equity ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Mid Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell Midcap® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell Midcap® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility.

Performance Overview

For the 12 months under review, the Fund posted cumulative total returns of +66.27% based on market price and +65.69% based on net asset value (NAV). In comparison, the LibertyQ U.S. Mid Cap Equity Index posted a +66.21% total return for the same period, while the Russell Midcap® Index posted a +73.64% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Industrials	19.0%
Information Technology	18.9%
Consumer Discretionary	16.8%
Health Care	11.5%
Financials	11.1%
Consumer Staples	7.2%
Real Estate	6.9%
Utilities	3.6%
Communication Services	2.6%
Materials	2.4%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Mid Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The LibertyQ U.S. Mid Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell). It is based on the Russell Midcap® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell Midcap® Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000® Index, which represents a modest amount of the Russell 1000® Index’s total market capitalization.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 29.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Top 10 Holdings

3/31/21

Company Sector/Industry	% of Total Net Assets
HP Inc. Information Technology	1.3%
KLA Corp. Information Technology	1.2%
Discover Financial Services Financials	1.1%
Tractor Supply Co. Consumer Discretionary	1.1%
CDW Corp. Information Technology	1.1%
Old Dominion Freight Line Inc. Industrials	1.1%
Cadence Design Systems Inc. Information Technology	1.1%
O’Reilly Automotive Inc. Consumer Discretionary	1.0%
AutoZone Inc. Consumer Discretionary	1.0%
Trane Technologies PLC Industrials	1.0%

Manager’s Discussion

For the fiscal year ended March 31, 2021, individual holdings that lifted the Fund’s absolute return included Align Technology, KLA and Cadence Design Systems. Individual holdings that hindered the Fund’s absolute return included ResMed, Neurocrine Biosciences and Ionis Pharmaceuticals.

The Fund’s research-based selection process focuses on four investment factors: value, quality, momentum and low volatility. Of the four target-style factors, low volatility significantly detracted from the Fund’s relative performance for the reporting period, the quality factor also detracted and momentum was a further marginal detractor. In contrast, the value factor significantly contributed to the Fund’s relative return.

Thank you for your participation in Franklin LibertyQ U.S. Mid Cap Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA
Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+65.69%	+66.27%	+65.69%	+66.27%
3-Year	+53.46%	+53.06%	+15.34%	+15.24%
Since Inception (4/26/17)	+68.94%	+69.23%	+14.28%	+14.33%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 13 for Performance Summary footnotes.

franklintempleton.com	Annual Report	11

FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

4/26/17–3/31/21

See page 13 for Performance Summary footnotes.

12	Annual Report	franklintempleton.com

FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.412404

Total Annual Operating Expenses6

0.30%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Historically, mid-size company securities have been more volatile in price than larger company securities, especially over the short term. Mid-size companies may be more susceptible to particular economic events or competitive factors than are larger, more broadly diversified companies. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The LibertyQ U.S. Mid Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell Midcap Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell Midcap Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000 Index, which represents a modest amount of the Russell 1000 Index’s total market capitalization.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	13

FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,244.00	$1.68	$1,023.44	$1.51	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

14	Annual Report	franklintempleton.com

Franklin LibertyQ U.S. Small Cap Equity ETF

This annual report for Franklin LibertyQ U.S. Small Cap Equity ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Small Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 2000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 2000® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility.

Performance Overview

For the 12 months under review, the Fund posted cumulative total returns of +82.25% based on market price and +80.74% based on net asset value (NAV). In comparison, the LibertyQ U.S. Small Cap Equity Index posted a +81.44% total return for the same period, while the Russell 2000® Index posted a +94.85% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Consumer Discretionary	26.4%
Industrials	19.5%
Information Technology	13.8%
Health Care	10.1%
Financials	8.4%
Consumer Staples	5.7%
Real Estate	5.2%
Utilities	4.5%
Communication Services	3.4%
Materials	2.3%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Small Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The LibertyQ U.S. Small Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell). It is based on the Russell 2000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 2000® Index is market capitalization weighted and measures performance of the approximately 2,000 smallest companies in the Russell 3000® Index, which represent a small amount of the total market capitalization of the Russell 3000® Index.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 35.

franklintempleton.com	Annual Report	15

FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Top 10 Holdings

3/31/21

Company Sector/Industry	% of Total Net Assets
Builders FirstSource Inc. Industrials	1.2%
Lithia Motors Inc. Consumer Discretionary	1.1%
Deckers Outdoor Corp. Consumer Discretionary	1.1%
SAIA Inc. Industrials	1.0%
Texas Roadhouse Inc., A Consumer Discretionary	1.0%
GameStop Corp., A Consumer Discretionary	1.0%
J2 Global Inc. Information Technology	0.9%
SiteOne Landscape Supply Inc. Industrials	0.9%
Silicon Laboratories Inc. Information Technology	0.9%
MicroStrategy Inc. Information Technology	0.8%

Manager’s Discussion

For the fiscal year ended March 31, 2021, individual holdings that lifted the Fund’s absolute return included Lithia Motors, Deckers Outdoor and SAIA. Individual holdings that hindered the Fund’s absolute return included Liberty Latin America, Strayer Education and Cogent Communications Holdings.

The Fund’s research-based selection process focuses on four investment factors: value, quality, momentum and low volatility. Of the four target-style factors, low volatility substantially detracted from the Fund’s relative performance for the reporting period, while momentum also detracted. In contrast, the quality factor significantly contributed to the Fund’s relative return and value also contributed.

Thank you for your participation in Franklin LibertyQ U.S. Small Cap Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA
Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

16	Annual Report	franklintempleton.com

FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+80.74%	+82.25%	+80.74%	+82.25%
3-Year	+42.71%	+43.12%	+12.59%	+12.69%
Since Inception (4/26/17)	+51.75%	+52.13%	+11.20%	+11.27%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 19 for Performance Summary footnotes.

franklintempleton.com	Annual Report	17

FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

4/26/17–3/31/21

See page 19 for Performance Summary footnotes.

18	Annual Report	franklintempleton.com

FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.37615

Total Annual Operating Expenses6

0.35%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Smaller, mid-sized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger company stocks, especially over the short term. Smaller companies may be more susceptible to particular events or economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: FactSet. The LibertyQ U.S. Small Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell) based on the Russell 2000 Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 2000 Index is market capitalization weighted and measures performance of the approximately 2,000 smallest companies in the Russell 3000 Index, which represent a small amount of the total market capitalization of the Russell 3000 Index.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	19

FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,428.00	$2.12	$1,023.19	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

20	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Equity ETF

	Year Ended March 31,

	2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$27.61		$31.41	$28.51	$25.44

Income from investment operations[b]:

Net investment income[c]	0.72		0.76	0.66	0.53

Net realized and unrealized gains (losses)	12.49		(3.89)	2.71	2.98

Total from investment operations	13.21		(3.13)	3.37	3.51

Less distributions from net investment income	(0.78)		(0.67)	(0.47)	(0.44)

Net asset value, end of year	$40.04		$27.61	$31.41	$28.51

Total return[d]	48.22%		(10.27)%	11.97%	13.84%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.15%		0.18%	0.25%	0.32%	[f]

Expenses net of waiver and payments by affiliates	0.15%		0.18%	0.25%	0.25%	[f]

Net investment income	2.06%		2.32%	2.20%	2.10%

Supplemental data

Net assets, end of year (000’s)	$1,353,407		$1,311,583	$1,008,255	$108,326

Portfolio turnover rate[g]	25.05%	[h]	19.44% [h]	18.04%	20.80%

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	25.05%	19.44%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	21

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin LibertyQ U.S. Equity ETF

		Shares	Value
	Common Stocks 99.8%
	Communication Services 5.8%
	Activision Blizzard Inc.	67,636	$6,290,148
a	Alphabet Inc., A	3,605	7,435,385
	AT&T Inc.	434,028	13,138,027
	Comcast Corp., A	248,128	13,426,206
	Electronic Arts Inc.	27,040	3,660,405
a	Facebook Inc., A	45,292	13,339,853
	Lumen Technologies Inc.	54,756	730,993
a	Match Group Inc.	19,333	2,655,967
	Omnicom Group Inc.	47,320	3,508,778
	The Interpublic Group of Cos. Inc.	70,304	2,052,877
	Verizon Communications Inc.	206,892	12,030,770

			78,269,409

	Consumer Discretionary 10.9%
a	AutoZone Inc.	4,550	6,389,565
	Best Buy Co. Inc.	56,108	6,441,759
	Carter’s Inc.	9,464	841,633
	D.R. Horton Inc.	39,208	3,494,217
	Dollar General Corp.	53,440	10,828,013
	Domino’s Pizza Inc.	10,140	3,729,391
	eBay Inc.	33,124	2,028,514
	Foot Locker Inc.	27,716	1,559,025
	Garmin Ltd.	32,484	4,283,015
	Gentex Corp.	61,516	2,194,276
a	Grand Canyon Education Inc.	4,056	434,398
	H&R Block Inc.	50,054	1,091,177
	Hanesbrands Inc.	52,052	1,023,863
a	Lululemon Athletica Inc.	25,372	7,781,846
	McDonald’s Corp.	57,460	12,879,084
	NIKE Inc., B	92,612	12,307,209
a	NVR Inc.	712	3,354,182
a	O’Reilly Automotive Inc.	16,900	8,572,525
	Pool Corp.	8,788	3,033,969
	PulteGroup Inc.	39,884	2,091,517
	Qurate Retail Inc., A	20,307	238,810
	Ross Stores Inc.	84,536	10,136,712
	Target Corp.	69,628	13,791,218
	The TJX Cos. Inc.	196,752	13,015,145
	Tractor Supply Co.	27,716	4,907,949
	Williams-Sonoma Inc.	18,928	3,391,898
	Yum! Brands Inc.	76,388	8,263,654

			148,104,564

	Consumer Staples 13.5%
	Altria Group Inc.	284,629	14,561,620
a	Boston Beer Inc., A	897	1,082,033
	Brown-Forman Corp., A	10,816	688,655
	Brown-Forman Corp., B	22,308	1,538,583
	Campbell Soup Co.	17,576	883,546
	Casey’s General Stores Inc.	7,436	1,607,589
	Church & Dwight Co. Inc.	55,432	4,841,985
	Clorox Co.	33,124	6,388,957
	Colgate-Palmolive Co.	146,052	11,513,279
	Costco Wholesale Corp.	32,448	11,437,271
	Estee Lauder Cos. Inc., A	48,672	14,156,251
	Flowers Foods Inc.	42,618	1,014,308
	General Mills Inc.	139,968	8,582,838
	Hormel Foods Corp.	65,572	3,133,030

22	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Staples (continued)
	Ingredion Inc.	14,196	$1,276,504
	Kellogg Co.	41,948	2,655,308
a	Monster Beverage Corp.	77,100	7,023,039
	Nu Skin Enterprises Inc., A	10,816	572,058
	PepsiCo Inc.	86,528	12,239,386
	Philip Morris International Inc.	164,944	14,637,131
a	Sprouts Farmers Market Inc.	21,632	575,844
	The Coca-Cola Co.	242,041	12,757,981
	The Hershey Co.	37,856	5,987,305
	The J.M. Smucker Co.	20,280	2,566,028
	The Kroger Co.	132,496	4,768,531
	The Procter & Gamble Co.	89,908	12,176,240
	Tyson Foods Inc.	61,516	4,570,639
	Walgreens Boots Alliance Inc.	146,016	8,016,278
	Walmart Inc.	81,796	11,110,351

			182,362,568

	Energy 0.1%
	Cabot Oil & Gas Corp., A	68,276	1,282,223

	Financials 3.8%
	American National Group Inc.	2,028	218,760
	Associated Banc-Corp.	7,436	158,684
	Erie Indemnity Co., A	2,421	534,823
	Evercore Inc.	3,380	445,281
	FactSet Research Systems Inc.	8,788	2,711,889
	Invesco Ltd.	68,276	1,721,921
	Jefferies Financial Group Inc.	20,280	610,428
	Lazard Ltd., A	24,336	1,058,859
	MarketAxess Holdings Inc.	8,555	4,259,706
	Moody’s Corp.	25,688	7,670,694
	Morningstar Inc.	4,056	912,762
	People’s United Financial Inc.	22,984	411,414
	S&P Global Inc.	31,096	10,972,845
	Santander Consumer USA Holdings Inc.	19,604	530,484
	SEI Investments Co.	23,020	1,402,609
	T. Rowe Price Group Inc.	28,392	4,872,067
	The Progressive Corp.	54,080	5,170,589
	Wells Fargo & Co.	191,308	7,474,404

			51,138,219

	Health Care 14.7%
	AbbVie Inc.	119,012	12,879,479
a	ABIOMED Inc.	4,056	1,292,769
a	Align Technology Inc.	8,112	4,392,891
	Amgen Inc.	56,108	13,960,231
a	Bio-Rad Laboratories Inc., A	1,089	622,004
a	Biogen Inc.	35,542	9,942,875
	Bristol-Myers Squibb Co.	200,096	12,632,060
	Cerner Corp.	60,840	4,373,179
	Chemed Corp.	3,154	1,450,272
	Eli Lilly and Co.	85,852	16,038,871
a	Exelixis Inc.	56,811	1,283,360
	Gilead Sciences Inc.	177,148	11,449,075
a	Horizon Pharma PLC	16,936	1,558,789
	Humana Inc.	11,492	4,818,021
a	IDEXX Laboratories Inc.	5,408	2,646,188
	Johnson & Johnson	86,564	14,226,793

franklintempleton.com	Annual Report	23

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
	Merck & Co. Inc.	154,840	$11,936,616
a	Mettler-Toledo International Inc.	5,650	6,529,649
	Pfizer Inc.	325,865	11,806,089
	Premier Inc., A	10,816	366,122
	Quest Diagnostics Inc.	6,760	867,578
a	Quidel Corp.	2,028	259,442
a	Regeneron Pharmaceuticals Inc.	12,611	5,966,769
	ResMed Inc.	31,096	6,033,246
	Thermo Fisher Scientific Inc.	20,065	9,157,265
	UnitedHealth Group Inc.	37,180	13,833,563
a	Veeva Systems Inc.	12,844	3,355,367
a	Vertex Pharmaceuticals Inc.	24,336	5,229,563
a	Waters Corp.	6,760	1,920,989
	West Pharmaceutical Services Inc.	7,436	2,095,316
	Zoetis Inc.	41,912	6,600,302

			199,524,733

	Industrials 13.9%
	3M Co.	72,332	13,936,930
	A O Smith Corp.	12,168	822,678
	Allegion PLC	10,816	1,358,706
	Allison Transmission Holdings Inc.	19,640	801,901
	BWX Technologies Inc.	8,788	579,481
	C.H. Robinson Worldwide Inc.	32,448	3,096,513
	Cintas Corp.	17,576	5,998,865
a	Copart Inc.	45,968	4,992,584
	Corelogic Inc.	4,056	321,438
	Cummins Inc.	34,476	8,933,076
	Eaton Corp. PLC	20,280	2,804,318
	Emerson Electric Co.	129,116	11,648,845
	Expeditors International of Washington Inc.	38,532	4,149,511
	Fastenal Co.	141,284	7,103,760
a	FTI Consulting Inc.	2,704	378,857
a	Generac Holdings Inc.	5,408	1,770,850
	Graco Inc.	36,540	2,616,995
	GrafTech International Ltd.	9,464	115,745
	Honeywell International Inc.	60,876	13,214,353
	Hubbell Inc., B	2,704	505,351
	Huntington Ingalls Industries Inc.	8,788	1,809,010
	Illinois Tool Works Inc.	51,376	11,380,811
	JB Hunt Transport Services Inc.	19,604	3,294,844
	Landstar System Inc.	8,788	1,450,547
	Lennox International Inc.	5,408	1,685,079
	Lincoln Electric Holdings Inc.	5,408	664,860
	Lockheed Martin Corp.	34,193	12,634,313
	MSC Industrial Direct Co. Inc., A	9,464	853,558
	Northrop Grumman Corp.	18,928	6,125,858
	Old Dominion Freight Line Inc.	12,844	3,087,826
	Otis Worldwide Corp.	35,828	2,452,427
	PACCAR Inc.	49,348	4,585,416
	Robert Half International Inc.	29,744	2,322,114
	Rockwell Automation Inc.	27,040	7,177,498
	Rollins Inc.	52,728	1,814,898
	Schneider National Inc., B	4,765	118,982
	Snap-on Inc.	9,464	2,183,723
	Toro Co.	25,012	2,579,738
	Trane Technologies PLC	12,168	2,014,534
a	Trex Co. Inc.	10,816	990,097

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Industrials (continued)
	Union Pacific Corp.	60,876	$13,417,679
	United Parcel Service Inc., B	73,008	12,410,630
	Verisk Analytics Inc.	14,232	2,514,652
	W.W. Grainger Inc.	10,816	4,336,459
	Watsco Inc.	6,760	1,762,670

			188,818,980

	Information Technology 26.0%
	Accenture PLC, A	50,024	13,819,130
a	Adobe Inc.	26,081	12,398,125
a	Akamai Technologies Inc.	14,196	1,446,572
a	Alphabet Inc., C	3,499	7,238,136
	Amdocs Ltd.	30,420	2,133,963
	Apple Inc.	104,780	12,798,877
	Applied Materials Inc.	151,424	20,230,247
a	Arista Networks Inc.	5,408	1,632,621
a	Aspen Technology Inc.	12,168	1,756,208
	Automatic Data Processing Inc.	71,656	13,505,006
	Booz Allen Hamilton Holding Corp.	20,956	1,687,587
	Broadridge Financial Solutions Inc.	26,364	4,036,328
a	Cadence Design Systems Inc.	45,968	6,297,156
a	Cirrus Logic Inc.	4,732	401,226
	Cisco Systems Inc.	290,713	15,032,769
	Citrix Systems Inc.	20,280	2,846,501
	Cognizant Technology Solutions Corp., A	99,408	7,765,753
a	Dell Technologies Inc.	14,196	1,251,377
a	F5 Networks Inc.	14,196	2,961,570
a	Fair Isaac Corp.	2,478	1,204,432
a	Fortinet Inc.	11,492	2,119,355
	HP Inc.	356,285	11,312,049
	Intel Corp.	258,265	16,528,960
	International Business Machines Corp.	100,760	13,427,278
	Intuit Inc.	35,512	13,603,227
	Jack Henry & Associates Inc.	17,576	2,666,631
	KLA Corp.	34,476	11,390,870
	Lam Research Corp.	27,633	16,448,267
	Mastercard Inc., A	37,180	13,237,939
	Maxim Integrated Products Inc.	61,552	5,624,006
	Microsoft Corp.	58,136	13,706,725
	Monolithic Power Systems	4,056	1,432,620
	Motorola Solutions Inc.	34,512	6,489,982
	NetApp Inc.	50,024	3,635,244
	NVIDIA Corp.	23,284	12,432,026
	Oracle Corp.	162,949	11,434,131
	Paychex Inc.	78,416	7,686,336
	QUALCOMM Inc.	84,536	11,208,628
	Skyworks Solutions Inc.	42,588	7,814,046
	Teradyne Inc.	8,112	987,068
	Texas Instruments Inc.	77,100	14,571,129
a	Tyler Technologies Inc.	3,380	1,434,911
	Visa Inc., A	59,488	12,595,394
a,b	VMware Inc., A	6,760	1,017,042
a	Vontier Corp.	6,084	184,163
	Western Union Co.	21,632	533,445
	Xerox Holdings Corp.	14,872	360,944
	Xilinx Inc.	57,460	7,119,294

			351,445,294

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Equity ETF (continued)

	Shares	Value
Common Stocks (continued)
Materials 3.1%
Air Products and Chemicals Inc.	33,800	$9,509,292
Ardagh Group SA	676	17,177
Avery Dennison Corp.	7,436	1,365,621
Celanese Corp.	17,576	2,633,061
Eastman Chemical Co.	23,660	2,605,439
Huntsman Corp.	18,288	527,243
International Paper Co.	20,956	1,133,091
LyondellBasell Industries NV, A	70,980	7,385,469
NewMarket Corp.	1,352	513,976
Newmont Corp.	70,304	4,237,222
Nucor Corp.	43,940	3,527,064
Packaging Corp. of America	18,928	2,545,437
Reliance Steel & Aluminum Co.	8,112	1,235,376
Sonoco Products Co.	20,956	1,326,515
Southern Copper Corp.	4,056	275,281
Steel Dynamics Inc.	35,152	1,784,316
Valvoline Inc.	27,067	705,637

		41,327,217

Real Estate 2.4%
Coresite Realty Corp.	3,380	405,093
EPR Properties	16,224	755,876
Extra Space Storage Inc.	6,760	896,038
Kimco Realty Corp.	79,125	1,483,594
National Retail Properties Inc.	38,568	1,699,692
Omega Healthcare Investors Inc.	11,492	420,952
Public Storage	39,544	9,757,877
Realty Income Corp.	71,016	4,509,516
Simon Property Group Inc.	58,812	6,691,041
Spirit Realty Capital Inc.	22,984	976,820
STORE Capital Corp.	45,328	1,518,488
VICI Properties Inc.	28,392	801,790
WP Carey Inc.	32,448	2,296,021

		32,212,798

Utilities 5.6%
Alliant Energy Corp.	47,996	2,599,463
Ameren Corp.	39,884	3,244,962
American Electric Power Co. Inc.	56,108	4,752,348
Atmos Energy Corp.	23,660	2,338,791
Consolidated Edison Inc.	66,924	5,005,915
Dominion Energy Inc.	118,300	8,986,068
Evergy Inc.	37,180	2,213,325
Eversource Energy	62,192	5,385,205
Hawaiian Electric Industries Inc.	22,308	991,145
NextEra Energy Inc.	169,676	12,829,202
PPL Corp.	125,736	3,626,226
Public Service Enterprise Group Inc.	110,188	6,634,420
The Southern Co.	171,740	10,675,359
WEC Energy Group Inc.	27,076	2,534,043
Xcel Energy Inc.	61,516	4,091,429

		75,907,901

Total Investments before Short Term Investments (Cost $1,148,390,238)		1,350,393,906

26	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Short Term Investments 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	Money Market Funds 0.1%
c,d	Institutional Fiduciary Trust Portfolio, 0.01%	735,495	$735,495

	Total Short Term Investments (Cost $735,495)		735,495

	Total Investments (Cost $1,149,125,733) 99.9%		1,351,129,401
	Other Assets, less Liabilities 0.1%		2,277,116

	Net Assets 100.0%		$1,353,406,517

aNon-income producing.

bA portion or all of the security is on loan at March 31, 2021 Note 1(c).

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3(c) regarding investments in affiliated management investment companies.

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(b).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
S&P 500 E-Mini	Long	9	$1,785,330	6/18/21	$15,510

*As of period end.

See note 7 regarding other derivative information.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	27

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Mid Cap Equity ETF

	Year Ended March 31,

	2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.94		$30.32	$27.70	$25.51

Income from investment operations[b]:

Net investment income[c]	0.45		0.50	0.47	0.38

Net realized and unrealized gains (losses)	15.86		(5.41)	2.53	2.18

Total from investment operations	16.31		(4.91)	3.00	2.56

Less distributions from net investment income	(0.41)		(0.47)	(0.38)	(0.37)

Net asset value, end of year	$40.84		$24.94	$30.32	$27.70

Total return[d]	65.69%		(16.50)%	10.92%	10.09%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.30%		0.30%	0.30%	0.99%[f]

Expenses net of waiver and payments by affiliates	0.30%		0.30%	0.30%	0.30%[f]

Net investment income	1.30%		1.60%	1.65%	1.58%

Supplemental data

Net assets, end of year (000’s)	$36,759		$13,718	$10,612	$2,770

Portfolio turnover rate[g]	25.02%	[h]	24.20% [h]	23.49%	36.21%

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	25.02%	24.20%

28	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin LibertyQ U.S. Mid Cap Equity ETF

		Shares	Value
	Common Stocks 100.0%
	Communication Services 2.6%
	John Wiley & Sons Inc., A	684	$37,073
	Lumen Technologies Inc.	12,672	169,171
a	Match Group Inc.	1,962	269,540
	Omnicom Group Inc.	3,600	266,940
	Telephone and Data Systems Inc.	1,116	25,623
	ViacomCBS Inc., A	72	3,396
	ViacomCBS Inc., B	3,744	168,854
	World Wrestling Entertainment Inc.	522	28,324

			968,921

	Consumer Discretionary 16.8%
a	AutoZone Inc.	270	379,161
	Best Buy Co. Inc.	3,060	351,319
	BorgWarner Inc.	3,456	160,220
a	Capri Holdings Ltd.	2,214	112,914
	Carter’s Inc.	774	68,832
	Columbia Sportswear Co.	342	36,125
	Dick’s Sporting Goods Inc.	1,134	86,354
	Domino’s Pizza Inc.	450	165,505
	Foot Locker Inc.	1,926	108,338
	Garmin Ltd.	2,268	299,036
	Gentex Corp.	3,438	122,633
	Genuine Parts Co.	2,232	257,997
	H&R Block Inc.	3,672	80,050
	Hanesbrands Inc.	6,228	122,505
	Hasbro Inc.	1,890	181,667
	Kohl’s Corp.	2,592	154,509
	L Brands Inc.	3,744	231,604
a	Leslie’s Inc.	342	8,376
a	Lululemon Athletica Inc.	900	276,039
	Nordstrom Inc.	2,052	77,709
a	NVR Inc.	51	240,257
a	O’Reilly Automotive Inc.	756	383,481
a	Ollie’s Bargain Outlet Holdings Inc.	738	64,206
	Penske Automotive Group Inc.	576	46,218
	Pool Corp.	882	304,502
	Qurate Retail Inc., A	2,718	31,964
	Tapestry Inc.	4,824	198,797
	Tempur Sealy International Inc.	2,934	107,267
	Tractor Supply Co.	2,268	401,617
a	Ulta Beauty Inc.	918	283,818
	Whirlpool Corp.	846	186,416
	Williams-Sonoma Inc.	1,548	277,402
	Yum China Holdings Inc.	5,868	347,444

			6,154,282

	Consumer Staples 7.2%
b	Albertsons Cos Inc.	414	7,895
a	Boston Beer Inc., A	108	130,278
	Brown-Forman Corp., A	774	49,281
	Brown-Forman Corp., B	3,060	211,048
	Campbell Soup Co.	2,862	143,873
	Church & Dwight Co. Inc.	3,780	330,183
	Clorox Co.	1,638	315,937
	Flowers Foods Inc.	4,158	98,960
a	Herbalife Ltd.	1,674	74,259
	Kellogg Co.	4,032	255,226
	Nu Skin Enterprises Inc., A	990	52,361

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Staples (continued)
	Reynolds Consumer Products Inc.	342	$10,185
a	Sprouts Farmers Market Inc.	2,286	60,853
	The Hershey Co.	2,232	353,013
	The J.M. Smucker Co.	1,404	177,648
	The Kroger Co.	10,080	362,779

			2,633,779

	Financials 11.1%
	Affiliated Managers Group Inc.	540	80,476
	Ally Financial Inc.	5,490	248,203
	American National Group Inc.	144	15,533
	Apollo Global Management Inc., A	2,052	96,465
	Brown & Brown Inc.	3,960	181,012
	Cincinnati Financial Corp.	2,790	287,621
	Citizens Financial Group Inc.	4,644	205,033
	CNA Financial Corp.	468	20,887
a	Credit Acceptance Corp.	180	64,841
	Discover Financial Services	4,230	401,808
	Erie Indemnity Co., A	306	67,599
	Evercore Inc.	612	80,625
	FactSet Research Systems Inc.	648	199,966
	First American Financial Corp.	1,656	93,812
	Globe Life Inc.	1,602	154,801
	Invesco Ltd.	3,870	97,601
	Lazard Ltd., A	1,530	66,570
	MarketAxess Holdings Inc.	558	277,839
	Mercury General Corp.	432	26,270
	MSCI Inc.	810	339,617
	Nasdaq Inc.	1,980	291,971
	PacWest Bancorp	1,548	59,056
	Prosperity Bancshares Inc.	1,278	95,710
	Santander Consumer USA Holdings Inc.	1,440	38,966
	SEI Investments Co.	2,448	149,157
	Synchrony Financial	8,712	354,230
	Unum Group	3,348	93,175

			4,088,844

	Health Care 11.5%
a	ABIOMED Inc.	522	166,377
a	Acadia Healthcare Co. Inc.	1,458	83,310
a	Align Technology Inc.	689	373,114
a	Amedisys Inc.	378	100,091
a	Bio-Rad Laboratories Inc., A	223	127,371
	Bio-Techne Corp.	378	144,370
	Cardinal Health Inc.	2,250	136,687
	Cerner Corp.	4,194	301,465
	Chemed Corp.	198	91,044
	Encompass Health Corp.	1,728	141,523
a	Exelixis Inc.	3,978	89,863
a	Globus Medical Inc., A	864	53,283
a	Henry Schein Inc.	2,106	145,819
a	IDEXX Laboratories Inc.	720	352,303
a	Ionis Pharmaceuticals Inc.	1,368	61,505
a	Masimo Corp.	792	181,891
a	Mettler-Toledo International Inc.	288	332,839
a	Molina Healthcare Inc.	918	214,592
a	Quidel Corp.	306	39,147
	ResMed Inc.	1,152	223,511

30	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
	Royalty Pharma PLC	864	$37,688
a	United Therapeutics Corp.	486	81,293
	Universal Health Services Inc., B	1,332	177,675
a	Waters Corp.	1,224	347,824
	West Pharmaceutical Services Inc.	774	218,098

			4,222,683

	Industrials 19.0%
	A O Smith Corp.	882	59,632
	Allegion PLC	1,584	198,982
	Allison Transmission Holdings Inc.	1,836	74,964
	BWX Technologies Inc.	1,476	97,327
	C.H. Robinson Worldwide Inc.	2,358	225,024
	Carrier Global Corp.	8,712	367,821
	Cintas Corp.	936	319,466
	Cummins Inc.	1,440	373,118
	Curtiss-Wright Corp.	450	53,370
	Donaldson Co. Inc.	2,070	120,391
	Dover Corp.	1,764	241,897
	Expeditors International of Washington Inc.	2,988	321,778
	Fastenal Co.	6,786	341,200
	Graco Inc.	3,186	228,181
	GrafTech International Ltd.	1,260	15,410
	Hubbell Inc., B	792	148,017
	Landstar System Inc.	612	101,017
	Lennox International Inc.	540	168,259
	Lincoln Electric Holdings Inc.	900	110,646
	ManpowerGroup Inc.	972	96,131
	MSA Safety Inc.	432	64,809
	MSC Industrial Direct Co. Inc., A	810	73,054
	Nordson Corp.	936	185,964
	Old Dominion Freight Line Inc.	1,638	393,792
	Otis Worldwide Corp.	4,716	322,810
	Robert Half International Inc.	2,250	175,657
	Rockwell Automation Inc.	1,296	344,010
	Rollins Inc.	4,490	154,546
	Schneider National Inc., B	1,026	25,619
	Snap-on Inc.	864	199,359
	Toro Co.	1,764	181,939
	Trane Technologies PLC	2,268	375,490
	W.W. Grainger Inc.	792	317,537
	Watsco Inc.	666	173,660
	Xylem Inc.	2,952	310,491

			6,961,368

	Information Technology 18.9%
	Amdocs Ltd.	1,764	123,745
a	Arista Networks Inc.	738	222,795
a	Aspen Technology Inc.	1,278	184,454
	Booz Allen Hamilton Holding Corp.	2,916	234,825
	Broadridge Financial Solutions Inc.	1,206	184,639
a	Cadence Design Systems Inc.	2,862	392,065
	CDW Corp.	2,412	399,789
a	Ciena Corp.	1,746	95,541
	Citrix Systems Inc.	2,070	290,545
	Dolby Laboratories Inc., A	432	42,647
a	F5 Networks Inc.	1,170	244,085
a	Fair Isaac Corp.	486	236,220

franklintempleton.com	Annual Report	31

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Information Technology (continued)
a	Fortinet Inc.	1,386	$255,606
a	GrubHub Inc.	1,062	63,720
	HP Inc.	15,156	481,203
	Juniper Networks Inc.	4,824	122,192
	KLA Corp.	1,314	434,146
a	Manhattan Associates Inc.	1,134	133,109
	Maxim Integrated Products Inc.	1,800	164,466
	Monolithic Power Systems	522	184,376
	National Instruments Corp.	2,430	104,940
	NetApp Inc.	4,518	328,323
	Paychex Inc.	3,564	349,343
a	Paycom Software Inc.	558	206,493
a	Synopsys Inc.	1,458	361,263
	Teradyne Inc.	1,134	137,985
a	Tyler Technologies Inc.	450	191,039
	Ubiquiti Inc.	144	42,955
a	VeriSign Inc.	1,332	264,748
a	Vontier Corp.	828	25,064
	Western Union Co.	6,930	170,894
	Xilinx Inc.	2,286	283,235

			6,956,450

	Materials 2.4%
	AptarGroup Inc.	432	61,201
	Avery Dennison Corp.	1,458	267,762
	NewMarket Corp.	90	34,214
	Reliance Steel & Aluminum Co.	792	120,614
	RPM International Inc.	2,016	185,170
	Sonoco Products Co.	1,350	85,455
	The Scotts Miracle-Gro Co., A	558	136,693

			891,109

	Real Estate 6.9%
	Apple Hospitality REIT Inc.	3,744	54,550
	AvalonBay Communities Inc.	1,584	292,264
	Brixmor Property Group Inc.	3,186	64,453
	Camden Property Trust	1,350	148,379
	Coresite Realty Corp.	684	81,977
	CubeSmart	2,178	82,394
	Duke Realty Corp.	3,726	156,231
	EPR Properties	1,152	53,672
	First Industrial Realty Trust Inc.	1,332	60,992
	Highwoods Properties Inc.	1,548	66,471
	Host Hotels & Resorts Inc.	13,014	219,286
	Lamar Advertising Co., A	1,350	126,792
	National Retail Properties Inc.	3,132	138,027
	Realty Income Corp.	5,166	328,041
	Simon Property Group Inc.	2,304	262,126
	STORE Capital Corp.	2,538	85,023
	Ventas Inc.	5,814	310,119

			2,530,797

	Utilities 3.6%
	Ameren Corp.	3,636	295,825
	American Water Works Co. Inc.	1,926	288,746
	Consolidated Edison Inc.	4,086	305,633
	FirstEnergy Corp.	3,582	124,260

32	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Utilities (continued)
	PPL Corp.	10,980	$316,663

			1,331,127

	Total Investments before Short Term Investments (Cost $28,751,749)		36,739,360

	Short Term Investments 0.0%†
	Investments from Cash Collateral Received for Loaned Securities 0.0%†
	Money Market Funds 0.0%†
c,d	Institutional Fiduciary Trust Portfolio, 0.01%	6,075	6,075

	Total Short Term Investments (Cost $6,075)		6,075

	Total Investments (Cost $28,757,824) 100.0%		36,745,435
	Other Assets, less Liabilities 0.0%†		13,699

	Net Assets 100.0%		$36,759,134

See Abbreviations on page 56.

aNon-income producing.

bA portion or all of the security is on loan at March 31, 2021. See Note 1(c).

cSee Note 3(c) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

†Rounds to less than 0.1% of net assets.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	33

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Small Cap Equity ETF

	Year Ended March 31,

	2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$20.48		$27.66	$26.66	$25.36

Income from investment operations[b]:

Net investment income[c]	0.28		0.39	0.47	0.33

Net realized and unrealized gains (losses)	16.15		(7.15)	0.87	1.27

Total from investment operations	16.43		(6.76)	1.34	1.60

Less distributions from net investment income	(0.38)		(0.42)	(0.34)	(0.30)

Net asset value, end of year	$36.53		$20.48	$27.66	$26.66

Total return[d]	80.74%		(24.83)%	5.05%	6.34%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.35%		0.35%	0.35%	1.15%	[f]

Expenses net of waiver and payments by affiliates	0.35%		0.35%	0.35%	0.35%	[f]

Net investment income	0.99%		1.41%	1.69%	1.40%

Supplemental data

Net assets, end of year (000’s)	$14,613		$13,310	$17,979	$2,666

Portfolio turnover rate[g]	34.77%	[h]	23.83% [h]	22.17%	23.99%

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	34.77%	23.83%

34	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin LibertyQ U.S. Small Cap Equity ETF

		Shares	Value
	Common Stocks 99.9%
	Communication Services 3.4%
	Alaska Communications Systems Group Inc.	760	$2,470
a,b	AMC Networks Inc., A	480	25,517
a	Bandwidth Inc., A	178	22,560
a	CarGurus Inc.	1,320	31,456
b	Cinemark Holdings Inc.	1,568	32,003
	Cogent Communications Holdings Inc.	888	61,059
	Entravision Communications Corp., A	568	2,295
a	Glu Mobile Inc.	2,048	25,559
a	IDT Corp., B	184	4,169
a	Liberty Latin America Ltd.	2,552	33,125
a	Liberty Latin America Ltd., A	864	11,085
a	Media Alpha Inc.	112	3,968
	Meredith Corp.	816	24,300
a	Ooma Inc.	192	3,043
	Scholastic Corp.	576	17,343
	Spok Holdings Inc.	352	3,692
a	TechTarget Inc.	424	29,447
	TEGNA Inc.	3,648	68,692
	Tribune Publishing Co.	248	4,462
a	TrueCar Inc.	2,336	11,178
a	WideOpenWest Inc.	1,000	13,590
a	Yelp Inc.	1,576	61,464

			492,477

	Consumer Discretionary 26.4%
a,b	1-800-FLOWERS.Com Inc.	608	16,787
	Abercrombie & Fitch Co., A	1,584	54,347
	Acushnet Holdings Corp.	808	33,395
a	America’s Car-Mart Inc.	136	20,722
	American Eagle Outfitters Inc.	3,320	97,077
a	American Public Education Inc.	296	10,546
a	Asbury Automotive Group Inc.	472	92,748
	Big Lots Inc.	1,096	74,857
	Bloomin’ Brands Inc.	2,040	55,182
	Buckle Inc.	768	30,167
a,b	Carparts.com Inc.	320	4,570
a	Chuy’s Holdings Inc.	352	15,601
	Citi Trends Inc.	272	22,788
	Core-Mark Holding Co. Inc.	856	33,119
	Cracker Barrel Old Country Store Inc.	584	100,962
a	Crocs Inc.	1,432	115,204
	Dave & Buster’s Entertainment Inc.	992	47,517
a	Deckers Outdoor Corp.	472	155,958
	Del Taco Restaurants Inc.	544	5,212
	Designer Brands Inc., A	1,320	22,968
	Dillard’s Inc., A	168	16,224
a	Dorman Products Inc.	528	54,194
a	Duluth Holdings Inc.	240	4,066
a	Envela Corp.	120	602
	Escalade Inc.	224	4,684
	Ethan Allen Interiors Inc.	624	17,229
a	Fiesta Restaurant Group Inc.	424	5,338
a,b	GameStop Corp., A	776	147,300
a	Genesco Inc.	328	15,580
a	Green Brick Partners Inc.	216	4,899
	Group 1 Automotive Inc.	392	61,854
	Hamilton Beach Brands Holding Co., A	152	2,756
	Haverty Furniture Cos. Inc.	472	17,554

franklintempleton.com	Annual Report	35

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Discretionary (continued)
a	Helen of Troy Ltd.	512	$107,858
a	Hibbett Sports Inc.	352	24,249
	Hooker Furniture Corp.	216	7,875
	Installed Building Products Inc.	360	39,917
a,b	iRobot Corp.	560	68,421
	Johnson Outdoors Inc., A	112	15,988
a	K12 Inc.	760	22,884
	Kontoor Brands Inc.	1,112	53,965
	La-Z-Boy Inc.	960	40,781
a	Lakeland Industries Inc.	112	3,120
	LCI Industries	472	62,436
a	LGI Homes Inc.	384	57,335
	Lifetime Brands Inc.	264	3,878
a	Liquidity Services Inc.	256	4,756
	Lithia Motors Inc.	416	162,277
a	Lumber Liquidators Holdings Inc.	288	7,235
a	Macy’s Inc.	4,376	70,847
a	Malibu Boats Inc., A	280	22,310
	Marine Products Corp.	168	2,733
a	MarineMax Inc.	200	9,872
	Monro Inc.	632	41,586
	Movado Group Inc.	400	11,380
a	MSG Networks Inc., A	344	5,174
	Murphy USA Inc.	488	70,545
a	National Vision Holdings Inc.	1,184	51,895
a,b	Nautilus Inc.	280	4,379
a	OneWater Marine Inc., A	112	4,476
	Oxford Industries Inc.	416	36,367
	Papa John’s International Inc.	560	49,638
a	Perdoceo Education Corp.	1,576	18,849
b	PetMed Express Inc.	456	16,040
	Rent-A-Center Inc.	1,280	73,805
	Rocky Brands Inc.	136	7,352
a	Sally Beauty Holdings Inc.	2,496	50,244
	Shoe Carnival Inc.	216	13,366
	Shutterstock Inc.	472	42,027
a	Signet Jewelers Ltd.	1,128	65,401
a	Sleep Number Corp.	600	86,094
	Smith & Wesson Brands Inc.	528	9,214
	Sonic Automotive Inc.	536	26,570
a	Sonos Inc.	1,432	53,657
a	Sportsman’s Warehouse Holdings Inc.	1,088	18,757
a	Stamps.com Inc.	352	70,228
	Standard Motor Products Inc.	456	18,960
	Steven Madden Ltd.	1,704	63,491
a	Stitch Fix Inc., A	1,216	60,241
	Strategic Education Inc.	446	40,992
	Sturm Ruger & Co. Inc.	344	22,728
	Superior Group of Cos. Inc.	232	5,897
a	Texas Roadhouse Inc., A	1,576	151,201
	The Cato Corp., A	448	5,376
	The Cheesecake Factory Inc.	1,080	63,191
a	The Container Store Group Inc.	440	7,322
a	The Lovesac Co.	160	9,056
a	The Michaels Cos. Inc.	1,416	31,067
	The ODP Corp.	1,128	48,831
a	Tilly’s Inc., A	512	5,796

36	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Discretionary (continued)
a	Tupperware Brands Corp.	1,296	$34,227
a	Turtle Beach Corp.	144	3,840
a	Universal Technical Institute Inc.	448	2,616
a	Vera Bradley Inc.	440	4,444
a	Vista Outdoor Inc.	536	17,190
a,b	Waitr Holdings Inc.	832	2,438
	Weyco Group Inc.	128	2,769
	Wingstop Inc.	608	77,319
	Winmark Corp.	64	11,932
	Wolverine World Wide Inc.	1,648	63,151
a	XPEL Inc.	280	14,540
a	YETI Holdings Inc	1,288	93,006
a	Zumiez Inc.	408	17,503

			3,856,912

	Consumer Staples 5.7%
b	B&G Foods Inc., A	1,248	38,763
a	BellRing Brands Inc., A	600	14,166
a	Bridgford Foods Corp.	32	496
a	Celsius Holdings Inc	472	22,679
a	Central Garden & Pet Co.	216	12,530
a	Central Garden & Pet Co., A	856	44,418
	Coca-Cola Consolidated Inc.	96	27,723
a	Freshpet Inc.	728	115,614
	Ingles Markets Inc., A	368	22,687
	Inter Parfums Inc.	392	27,804
	John B. Sanfilippo & Son Inc.	184	16,628
	Lancaster Colony Corp.	392	68,741
a	Lifevantage Corp.	280	2,618
	Medifast Inc.	288	61,004
b	National Beverage Corp.	568	27,781
	Natural Grocers by Vitamin Cottage Inc.	200	3,510
	Natures Sunshine Products Inc.	200	3,992
	Oil-Dri Corp. of America	72	2,480
	PriceSmart Inc.	512	49,536
	SpartanNash Co.	832	16,332
a	The Chefs’ Warehouse Inc.	584	17,789
b	Tootsie Roll Industries Inc.	313	10,374
	Universal Corp.	528	31,147
a	USANA Health Sciences Inc.	192	18,739
	Vector Group Ltd.	2,864	39,953
	Village Super Market Inc., A	232	5,468
a	Vital Farms Inc.	96	2,097
	WD-40 Co.	352	107,775
	Weis Markets Inc.	240	13,565

			826,409

	Energy 0.5%
a	CONSOL Energy Inc.	576	5,599
	DHT Holdings Inc.	1,616	9,583
b	Frontline Ltd.	1,568	11,211
a	Renewable Energy Group Inc.	632	41,737
	Solaris Oilfield Infrastructure Inc.	464	5,693

			73,823

	Financials 8.4%
	1st Source Corp.	280	13,322
	A-Mark Precious Metals Inc.	48	1,728

franklintempleton.com	Annual Report	37

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Financials (continued)
a	Amerant Bancorp Inc.	368	$6,834
	Ames National Corp.	176	4,502
	Arrow Financial Corp.	272	9,060
	Banco Latinoamericano de Comercio Exterior SA	568	8,594
	BanCorpSouth Bank	1,376	44,693
	Bar Harbor Bankshares	280	8,238
	Cadence Bancorp	2,216	45,938
a	California Bancorp Inc.	120	2,137
	Capstead Mortgage Corp.	928	5,781
a	Carter Bankshares Inc.	296	4,132
	Central Pacific Financial Corp.	464	12,380
	Citizens & Northern Corp.	240	5,707
	Citizens Holding Company	72	1,433
	Codorus Valley Bancorp Inc.	176	3,240
	Community Bankers Trust Corp.	200	1,764
	Community Trust Bancorp Inc.	224	9,863
	Diamond Hill Investment Group Inc.	32	4,992
	Donegal Group Inc.	248	3,685
a	Donnelley Financial Solutions Inc.	272	7,570
	Enterprise Bancorp Inc.	128	4,163
	ESSA Bancorp Inc.	184	2,944
	Essent Group Ltd.	2,160	102,578
a	EZCORP Inc., A	1,098	5,457
	FBL Financial Group Inc., A	160	8,947
	Federated Hermes Inc., B	2,000	62,600
	FedNat Holding Co.	136	630
	Financial Institutions Inc.	328	9,935
	First Bancorp Inc.	184	5,371
	First Bancorp Puerto Rico	3,632	40,896
	First Business Financial Services Inc.	136	3,363
a	Genworth Financial Inc., A	10,808	35,883
	German American Bancorp Inc.	344	15,900
	Greene County Bancorp Inc.	56	1,401
	Hanmi Financial Corp.	464	9,155
	Heritage Financial Corp.	736	20,785
	Hope Bancorp Inc.	1,064	16,024
	Houlihan Lokey Inc.	696	46,291
	Investors Title Co.	8	1,328
	James River Group Holdings Ltd.	600	27,372
	Kinsale Capital Group Inc.	344	56,691
	LCNB Corp.	248	4,340
a	MainStreet Bancshares Inc.	104	2,159
	MFA Financial Inc.	4,136	16,834
	Middlefield Banc Corp.	88	1,844
	Midwestone Financial Group Inc.	288	8,919
	Moelis & Co., A	848	46,538
	National Western Life Group Inc., A	64	15,936
	NBT Bancorp Inc.	632	25,217
	Nelnet Inc., A	360	26,186
	Northfield Bancorp Inc.	1,032	16,429
	Northwest Bancshares Inc.	2,336	33,755
	Norwood Financial Corp.	104	2,767
	Ohio Valley Banc Corp.	64	1,554
a	Oportun Financial Corp.	272	5,633
	Penns Woods Bancorp Inc.	128	3,084
	Peoples Bancorp Inc.	280	9,288
	Peoples Financial Services Corp.	152	6,421

38	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Financials (continued)
	PJT Partners Inc., A	376	$25,436
	Premier Financial Bancorp Inc.	256	4,759
	ProAssurance Corp.	880	23,549
	Protective Insurance Corp., B	176	4,025
	Provident Financial Services Inc.	1,368	30,479
	Pzena Investment Management Inc., A	312	3,285
	RBB Bancorp	240	4,865
	Red River Bancshares Inc.	88	4,929
	RLI Corp.	360	40,165
	Salisbury Bancorp Inc.	40	1,776
	Southern Missouri Bancorp Inc.	144	5,676
	StepStone Group Inc.	192	6,772
	Stewart Information Services Corp.	456	23,726
a	SWK Holdings Corp.	40	582
	The Bank of Princeton	96	2,748
	The Hingham Institution for Savings	16	4,540
	Tompkins Financial Corp.	312	25,802
	TrustCo Bank Corp. NY	2,048	15,094
	United Fire Group Inc.	400	13,920
	United Insurance Holdings Corp.	216	1,557
	United Security Bancshares	232	1,900
	Waddell & Reed Financial Inc., A	1,232	30,862
	Washington Trust Bancorp Inc.	256	13,217
	West Bancorp Inc.	312	7,516
	Westamerica BanCorp	376	23,605
	Westwood Holdings Group Inc.	168	2,429

			1,233,425

	Health Care 10.1%
a	Addus Homecare Corp.	280	29,285
a	AMN Healthcare Services Inc.	1,096	80,775
a	AtriCure Inc.	832	54,513
	Atrion Corp.	32	20,522
a	Axogen Inc.	560	11,346
a	Blueprint Medicines Corp.	504	49,004
a	Cardiovascular Systems Inc.	832	31,899
a	Catalyst Pharmaceuticals Inc.	1,624	7,487
a	Champions Oncology Inc.	80	904
a	Coherus Biosciences Inc.	848	12,389
a	Community Health Systems Inc.	1,872	25,309
	CONMED Corp.	512	66,862
a	Corcept Therapeutics Inc.	2,416	57,477
a	CorVel Corp.	168	17,235
a	Cross Country Healthcare Inc.	656	8,193
a	Eagle Pharmaceuticals Inc.	192	8,014
a	Electromed Inc.	112	1,180
a	Emergent BioSolutions Inc.	608	56,489
a	Enanta Pharmaceuticals Inc.	368	18,150
a	Fonar Corp.	80	1,447
a	Forma Therapeutics Holdings Inc.	168	4,707
a	Hanger Inc.	832	18,986
a	Inari Medical Inc.	80	8,560
a	InfuSystem Holdings Inc.	216	4,398
a	Innoviva Inc.	608	7,266
a	Inogen Inc.	336	17,647
	Invacare Corp.	528	4,235
a	iRadimed Corp.	104	2,680
a	Ironwood Pharmaceuticals Inc.	2,592	28,979

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
a	Keros Therapeutics Inc.	120	$7,386
a	Lantheus Holdings Inc.	848	18,122
	LeMaitre Vascular Inc.	376	18,341
a	LHC Group Inc.	576	110,137
	Luminex Corp.	584	18,630
a	Mednax Inc.	824	20,987
a	Meridian Bioscience Inc.	920	24,150
a	Merit Medical Systems Inc.	1,144	68,503
	National Healthcare Corp.	296	23,061
	National Research Corp., A	272	12,738
a	Neogen Corp.	816	72,534
a	NeoGenomics Inc.	968	46,687
a	Omeros Corp.	728	12,958
a	OraSure Technologies Inc.	896	10,456
a	Orthofix International Nv	376	16,300
	Owens & Minor Inc.	744	27,967
	Patterson Cos. Inc.	1,672	53,420
	Phibro Animal Health Corp.	488	11,907
a	Prestige Consumer Healthcare Inc.	976	43,022
a	Repro-Med Systems Inc.	408	1,436
a	Sharps Compliance Corp.	192	2,759
	Simulations Plus Inc.	280	17,707
a	STAAR Surgical Co.	704	74,209
a	Supernus Pharmaceuticals Inc.	1,136	29,741
a	Surmodics Inc.	184	10,317
a	Tactile Systems Technology Inc.	408	22,232
a	The Joint Corp.	264	12,770
	Utah Medical Products Inc.	72	6,235
a	Viemed Healthcare Inc.	528	5,343
a	Vocera Communications Inc.	656	25,230

			1,481,223

	Industrials 19.5%
	ABM Industries Inc.	1,336	68,149
	Acco Brands Corp.	1,784	15,057
a	Aegion Corp.	520	14,950
a	Air Transport Services Group Inc.	840	24,578
	Alamo Group Inc.	176	27,482
a	Allegiant Travel Co.	248	60,527
	Allied Motion Technologies Inc.	152	7,802
a,b	Alpha Pro Tech Ltd.	200	1,952
	Applied Industrial Technologies Inc.	848	77,312
a	Atlas Air Worldwide Holdings Inc.	232	14,022
	BGSF Inc.	200	2,800
	Boise Cascade Co.	352	21,060
	Brady Corp., A	1,136	60,719
a	Builders FirstSource Inc.	3,867	179,313
a	Casella Waste Systems Inc., A	768	48,822
a	Cimpress PLC	352	35,246
	Comfort Systems USA Inc.	320	23,926
	CompX International Inc.	32	576
	Costamare Inc.	824	7,927
a	Covenant Logistics Group Inc.	264	5,436
	CRA International Inc.	120	8,957
	CSW Industrials Inc.	272	36,720
	Deluxe Corp.	992	41,624
	Ennis Inc.	544	11,614
	Exponent Inc.	1,216	118,499

40	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Industrials (continued)
	Forward Air Corp.	624	$55,417
a	Franklin Covey Co.	216	6,111
	Franklin Electric Co. Inc.	816	64,415
a	GMS Inc.	664	27,722
	H&E Equipment Services Inc.	576	21,888
	Healthcare Services Group Inc.	1,472	41,260
	Heartland Express Inc.	1,104	21,616
	Heidrick & Struggles International Inc.	512	18,289
a	Heritage-Crystal Clean Inc.	384	10,418
	Herman Miller Inc.	1,280	52,672
	Hillenbrand Inc.	1,296	61,832
	HNI Corp.	1,008	39,877
	Hurco Cos. Inc.	104	3,671
	Hyster-Yale Materials Handling Inc.	192	16,727
a	IBEX Ltd.	48	1,056
	ICF International Inc.	368	32,163
a	IES Holdings Inc.	120	6,049
	Insperity Inc.	752	62,973
	Interface Inc.	1,032	12,879
	John Bean Technologies Corp.	520	69,337
	Kadant Inc.	224	41,442
	KAR Auction Services Inc.	1,952	29,280
	Kelly Services Inc., A	680	15,144
	Kforce Inc.	520	27,872
	Kimball International Inc., B	866	12,124
	Knoll Inc.	1,088	17,963
	Korn Ferry	1,384	86,320
a	Lawson Products Inc.	104	5,393
	LSI Industries Inc.	360	3,071
	Luxfer Holdings PLC	248	5,277
	Marten Transport Ltd.	976	16,563
a	Mastech Digital Inc.	56	986
	McGrath RentCorp	472	38,067
	Miller Industries Inc.	216	9,977
	National Presto Industries Inc.	104	10,615
	NL Industries Inc.	80	596
	Omega Flex Inc.	64	10,104
a	Orion Energy Systems Inc.	256	1,782
a	P.A.M. Transportation Services Inc.	40	2,468
	Park-Ohio Holdings Corp.	120	3,779
	Preformed Line Products Co.	56	3,850
a	Radiant Logistics Inc.	784	5,449
	Rush Enterprises Inc., B	136	6,132
a	SAIA Inc.	656	151,261
	Simpson Manufacturing Co. Inc.	928	96,262
a	SiteOne Landscape Supply Inc.	744	127,031
	Standex International Corp.	232	22,172
	Steelcase Inc., A	2,016	29,010
	Systemax Inc.	296	12,172
	Tennant Co.	368	29,400
	Tetra Tech Inc.	872	118,348
a	Transcat Inc.	144	7,068
	Triton International Ltd./Bermuda	560	30,794
	UFP Industries Inc.	992	75,233
	UniFirst Corp.	280	62,639
	Universal Logistics Holdings Inc.	160	4,210
a	US Xpress Enterprises Inc., A	472	5,546

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Industrials (continued)
a	Vectrus Inc.	152	$8,123
a	Veritiv Corp.	120	5,105
a	Vicor Corp.	376	31,971
	Watts Water Technologies Inc., A	544	64,633
	Werner Enterprises Inc.	1,512	71,321

			2,847,995

	Information Technology 13.8%
a	A10 Networks Inc.	1,272	12,224
a	Alarm.com Holdings Inc.	1,048	90,526
a	Altair Engineering Inc.	840	52,559
	American Software Inc., A	584	12,089
a	Appfolio Inc.	296	41,857
a	Avid Technology Inc.	664	14,017
	Badger Meter Inc.	608	56,586
a	Brightcove Inc.	384	7,726
a	Calix Inc.	744	25,787
a	Cambium Networks Corp.	56	2,616
a	CEVA Inc.	432	24,257
a	ChannelAdvisor Corp.	568	13,376
a	Clearfield Inc.	104	3,133
a	CommVault Systems Inc.	856	55,212
a,b	Corsair Gaming Inc.	136	4,527
	CSG Systems International Inc.	728	32,680
a	CyberOptics Corp.	104	2,701
	Daktronics Inc.	736	4,615
a	eGain Corp.	400	3,796
a	ePlus Inc.	248	24,711
	EVERTEC Inc.	1,112	41,389
a	Genasys Inc.	488	3,265
	Hackett Group Inc.	568	9,309
a	Information Services Group Inc.	680	2,992
a	Insight Enterprises Inc.	696	66,412
a	Intelligent Systems Corp.	120	4,909
a	Iteris Inc.	752	4,640
a	J2 Global Inc.	1,080	129,449
a	Lattice Semiconductor Corp.	1,944	87,519
	ManTech International Corp., A	560	48,692
	MAXIMUS Inc.	1,128	100,437
	Methode Electronics Inc.	584	24,516
a	MicroStrategy Inc.	176	119,469
a	Mimecast Ltd.	824	33,133
a	Napco Security Technologies Inc.	240	8,359
	NIC Inc.	1,416	48,045
a	Novanta Inc.	736	97,071
	NVE Corp.	104	7,290
a	OSI Systems Inc.	288	27,677
	PC Connection Inc.	216	10,020
	PCTEL Inc.	256	1,779
a	Ping Identity Holding Corp.	432	9,474
	Power Integrations Inc.	952	77,569
	Progress Software Corp.	880	38,773
	QAD Inc., A	224	14,914
a	Qualys Inc.	760	79,633
a	Quantum Corp.	432	3,599
a	Rimini Street Inc.	408	3,660
a	Semtech Corp.	1,112	76,728
a	Silicon Laboratories Inc.	888	125,270

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Information Technology (continued)
a	Smith Micro Software Inc.	512	$2,819
a	SPS Commerce Inc.	800	79,448
a	Sykes Enterprises Inc.	680	29,974
	Vishay Intertechnology Inc.	2,288	55,095
a	Workiva Inc	360	31,774
	Xperi Holding Corp.	1,536	33,439

			2,023,536

	Materials 2.3%
b	Caledonia Mining Corp PLC	176	2,515
	Compass Minerals International Inc.	304	19,067
	FutureFuel Corp.	360	5,231
	Greif Inc., A	536	30,552
	Greif Inc., B	128	7,327
	Kronos Worldwide Inc.	208	3,182
	Myers Industries Inc.	744	14,701
a	Orion Engineered Carbons SA	992	19,562
	Quaker Chemical Corp.	232	56,555
	Schweitzer-Mauduit International Inc.	648	31,733
	Sensient Technologies Corp.	840	65,520
	Stepan Co.	312	39,658
	Warrior Met Coal Inc.	952	16,308
	Worthington Industries Inc.	336	22,542

			334,453

	Professional Services 0.1%
	Resources Connection Inc.	776	10,507

	Real Estate 5.2%
	Agree Realty Corp.	896	60,310
	American Assets Trust Inc.	880	28,547
	Broadstone Net Lease Inc.	376	6,881
	CoreCivic Inc.	2,568	23,240
	CorePoint Lodging Inc.	552	4,985
	Diversified Healthcare Trust	3,328	15,908
	Franklin Street Properties Corp.	2,016	10,987
	Healthcare Realty Trust Inc.	1,824	55,304
	Kite Realty Group Trust	1,200	23,148
	Lexington Realty Trust	5,504	61,149
a	Marcus & Millichap Inc.	248	8,358
	Monmouth Real Estate Investment Corp., A	1,736	30,710
	Newmark Group Inc.	1,904	19,050
	Piedmont Office Realty Trust Inc., A	1,800	31,266
	Preferred Apartment Communities Inc., A	1,072	10,559
	PS Business Parks Inc.	464	71,725
	QTS Realty Trust Inc., A	1,184	73,455
	RE/MAX Holdings Inc., A	416	16,386
	Retail Properties of America Inc., A	3,072	32,195
	RPT Realty	1,600	18,256
	Service Properties Trust	1,584	18,786
b	Tanger Factory Outlet Centers Inc.	1,904	28,807
	The RMR Group Inc., A	232	9,468
	Uniti Group Inc.	2,952	32,561
	Universal Health Realty Income Trust	248	16,809
	Urstadt Biddle Properties, A	600	9,990
	Whitestone REIT	744	7,217
a	Xenia Hotels & Resorts Inc.	1,664	32,448

			758,505

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Utilities 4.5%
	American States Water Co.	760	$57,471
	Artesian Resources Corp., A	152	5,986
	Avista Corp.	1,336	63,794
	Black Hills Corp.	1,192	79,590
	California Water Service Group	1,008	56,791
	Clearway Energy Inc., A	672	17,815
	Clearway Energy Inc., C	1,488	41,872
	Consolidated Water Co. Ltd.	248	3,336
	Genie Energy Ltd., B	288	1,826
	Global Water Resources Inc.	224	3,653
	MGE Energy Inc.	728	51,972
	NorthWestern Corp.	920	59,984
	PNM Resources Inc.	1,560	76,518
	SJW Group	512	32,251
a	Southwest Gas Holdings Inc.	1,096	75,306
b	Spark Energy Inc., A	264	2,819
	Unitil Corp.	280	12,793
	York Water Co.	280	13,712

			657,489

	Total Investments before Short Term Investments (Cost $12,088,691)		14,596,754

	Short Term Investments 1.4%
	Investments from Cash Collateral Received for Loaned Securities 1.4%
	Money Market Funds 1.4%
c,d	Institutional Fiduciary Trust Portfolio, 0.01%	209,649	209,649

	Total Short Term Investments (Cost $209,649)		209,649

	Total Investments (Cost $12,298,340) 101.3%		14,806,403
	Other Assets, less Liabilities (1.3)%		(193,356)

	Net Assets 100.0%		$14,613,047

See Abbreviations on page 56.

aNon-income producing.

bA portion or all of the security is on loan at March 31, 2021. See Note 1(c).

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3(c) regarding investments in affiliated management investment companies.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2021

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$1,148,390,238	$28,751,749	$12,088,691
Cost – Non-controlled affiliates (Note 3c)	735,495	6,075	209,649

Value – Unaffiliated issuers+	$1,350,393,906	$36,739,360	$14,596,754
Value – Non-controlled affiliates (Note 3c)	735,495	6,075	209,649
Cash	1,137,692	—	12,703
Receivables:
Capital shares sold	72,074,903	—	—
Dividends	1,519,371	34,912	8,227
Investment securities sold	1,986,129	—	—
Variation margin on futures contracts	8,843	—	—
Deposits with brokers for:
Futures contracts	99,000	—	—

Total assets	1,427,955,339	36,780,347	14,827,333

Liabilities:
Payables:
Investment securities purchased	71,648,648	—	—
Capital shares redeemed	1,997,654	—	—
Management fees	167,025	9,205	4,637
Funds advanced by custodian	—	5,933	—
Payable upon return of securities loaned	735,495	6,075	209,649

Total liabilities	74,548,822	21,213	214,286

Net assets, at value	$1,353,406,517	$36,759,134	$14,613,047

Net assets consist of:
Paid-in capital	$1,243,101,315	$29,380,878	$13,698,260
Total distributable earnings (loss)	110,305,202	7,378,256	914,787

Net assets, at value	$1,353,406,517	$36,759,134	$14,613,047

Shares outstanding	33,800,000	900,000	400,000

Net asset value per share	$40.04	$40.84	$36.53

+Includes securities loaned	720,912	5,925	204,703

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2021

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$30,042,630	$400,620	$177,167
Interest from securities loaned:
Unaffiliated issuers (net of fees and rebates)	41,863	1,569	4,476

Total investment income	30,084,493	402,189	181,643

Expenses:
Management fees (Note 3a)	2,038,360	75,557	47,407

Total expenses	2,038,360	75,557	47,407
Expenses waived/paid by affiliates (Note 3c)	(2,857)	(132)	(423)

Net expenses	2,035,503	75,425	46,984

Net investment income	28,048,990	326,764	134,659

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(76,706,325)	(475,656)	(583,966)
In-kind redemptions	153,078,336	637,024	839,349
Futures contracts	1,035,304	—	—

Net realized gain (loss)	77,407,315	161,368	255,383

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	419,630,574	10,818,121	7,366,599
Futures contracts	126,552	—	—

Net change in unrealized appreciation (depreciation)	419,757,126	10,818,121	7,366,599

Net realized and unrealized gain (loss)	497,164,441	10,979,489	7,621,982

Net increase (decrease) in net assets resulting from operations	$525,213,431	$11,306,253	$7,756,641

[a]Foreign taxes withheld on dividends	$15	$3	$110

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LibertyQ U.S. Equity ETF		Franklin LibertyQ U.S. Mid Cap Equity ETF

	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$28,048,990	$29,448,084	$326,764	$212,642
Net realized gain (loss)	77,407,315	56,693,326	161,368	534,820
Net change in unrealized appreciation (depreciation)	419,757,126	(258,171,969)	10,818,121	(3,745,164)

Net increase (decrease) in net assets resulting from operations	525,213,431	(172,030,559)	11,306,253	(2,997,702)

Distributions to shareholders	(29,458,618)	(26,642,033)	(316,682)	(202,973)

Capital share transactions: (Note 2)	(453,931,621)	502,001,368	12,051,367	6,306,864

Net increase (decrease) in net assets	41,823,192	303,328,776	23,040,938	3,106,189
Net assets:
Beginning of year	1,311,583,325	1,008,254,549	13,718,196	10,612,007

End of year	$1,353,406,517	$1,311,583,325	$36,759,134	$13,718,196

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	47

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LibertyQ U.S. Small Cap Equity ETF

	Year Ended March 31, 2021	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$134,659	$291,733
Net realized gain (loss)	255,383	76,852
Net change in unrealized appreciation (depreciation)	7,366,599	(5,286,481)

Net increase (decrease) in net assets resulting from operations	7,756,641	(4,917,896)

Distributions to shareholders	(167,502)	(314,153)

Capital share transactions: (Note 2)	(6,285,768)	562,588

Net increase (decrease) in net assets	1,303,371	(4,669,461)
Net assets:
Beginning of year	13,309,676	17,979,137

End of year	$14,613,047	$13,309,676

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-five separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.

Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of

Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

See Note 7 regarding other derivative information.

c. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

managed by Franklin Advisers, Inc., an affiliate of the Funds. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

d. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2021, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LibertyQ U.S. Equity ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	11,400,000	$412,925,317	25,800,000	$846,426,405
Shares redeemed	(25,100,000)	(866,856,938)	(10,400,000)	(344,425,037)

Net increase (decrease)	(13,700,000)	$(453,931,621)	15,400,000	$502,001,368

	Franklin LibertyQ U.S. Mid Cap Equity ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	400,000	$13,938,821	300,000	$9,365,575
Shares redeemed	(50,000)	(1,887,454)	(100,000)	(3,058,711)

Net increase (decrease)	350,000	$12,051,367	200,000	$6,306,864

	Franklin LibertyQ U.S. Small Cap Equity ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	100,000	$2,973,184	250,000	$6,943,400
Shares redeemed	(350,000)	(9,258,952)	(250,000)	(6,380,812)

Net increase (decrease)	(250,000)	$(6,285,768)	—	$562,588

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

a. Management Fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non routine or extraordinary expenses. The fees are based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin LibertyQ U.S. Equity ETF	0.15%
Franklin LibertyQ U.S. Mid Cap Equity ETF	0.30%
Franklin LibertyQ U.S. Small Cap Equity ETF	0.35%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended March 31, 2021, investments in affiliated management investment companies were as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income

Franklin LibertyQ U.S. Equity ETF								Income from Securities loaned
Non-Controlled Affiliates

Institutional Fiduciary Trust Money Market Portfolio 0.01%	$911,900	$19,252,231	$(19,428,636)	$—	$—	$735,495	735,495	$—

Franklin LibertyQ U.S. Mid Cap Equity ETF								Income from Securities loaned
Non-Controlled Affiliates

Institutional Fiduciary Trust Money Market Portfolio 0.01%	$75,900	$1,159,036	$(1,228,861)	$—	$—	$6,075	6,075	$—

Franklin LibertyQ U.S. Small Cap Equity ETF								Income from Securities loaned
Non-Controlled Affiliates

Institutional Fiduciary Trust Money Market Portfolio 0.01%	$131,291	$3,544,362	$(3,466,004)	$—	$—	$209,649	209,649	$—

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

d. Other Affiliated Transactions

At March 31, 2021, the shares of Franklin LibertyQ U.S. Equity ETF were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]

Franklin LibertyQ U.S. Equity ETF
Franklin Moderate Allocation Fund	4,072,331	12.0%
Franklin Growth Allocation Fund	3,532,433	10.5%
Franklin 529 Portfolios	10,883,321	32.2%

	18,488,085	54.7%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2021, the capital loss carryforwards were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Capital loss carryforwards not subject to expiration:
Short term	$45,674,804	$265,363	$635,288
Long term	48,033,544	347,479	944,858

Total capital loss carryforwards	$93,708,348	$612,842	$1,580,146

The tax character of distributions paid during the years ended March 31, 2021 and 2020, were as follows:

	Franklin LibertyQ U.S. Equity ETF		Franklin LibertyQ U.S. Mid Cap Equity ETF		Franklin LibertyQ U.S. Small Cap Equity ETF

	2021	2020	2021	2020	2021	2020
Distributions paid from ordinary income	$29,458,618	$26,642,033	$316,682	$202,973	$167,502	$314,153

At March 31, 2021, the cost of investments and net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Cost of investments	$1,149,806,479	$28,792,942	$12,311,524

Unrealized appreciation	$219,207,262	$8,115,319	$3,085,470
Unrealized depreciation	(17,884,340)	(162,826)	(590,591)

Net unrealized appreciation (depreciation)	$201,322,922	$7,952,493	$2,494,879

Distributable earnings – undistributed ordinary income	$2,690,628	$38,605	$54

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sales.

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NOTES TO FINANCIAL STATEMENTS

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2021, were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Purchases	$332,823,247	$6,290,769	$4,668,884
Sales	$334,311,976	$6,228,571	$4,666,994

In-kind transactions associated with creation and redemptions for the year ended March 31, 2021, were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Cost of Securities Received	$399,679,147	$13,921,496	$2,969,253
Value of Securities Delivered	$847,114,609	$1,881,255	$9,246,819

At March 31, 2021, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Securities lending transactions[a]:
Equity investments[b]	$735,495	$6,075	$209,649

aThe agreements can be terminated at any time.

bThe gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

6. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

7. Other Derivative Information

At March 31, 2021, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin LibertyQ U.S. Equity ETF

Equity contracts	Variation margin on futures contracts	$15,510	[a]	Variation margin on futures contracts	$—

Totals		$15,510			$—

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

7. Other Derivative Information (continued)

For the year ended March 31, 2021, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Year	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Year
Franklin LibertyQ U.S. Equity ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Future Contracts	$1,035,304	Future Contracts	$126,552

For the year ended March 31, 2021, the average month end notional amount of futures contracts was $2,548,266.

See Note 1(b) regarding derivative financial instruments.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At March 31, 2021, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
REIT	Real Estate Investment Trust

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF, and Franklin LibertyQ U.S. Small Cap Equity ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF, and Franklin LibertyQ U.S. Small Cap Equity ETF (three of the funds constituting Franklin Templeton ETF Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2021, the related statements of operations for the year ended March 31, 2021, the statements of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2021 , the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 20, 2021

We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

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FRANKLIN TEMPLETON ETF TRUST

Tax Information (unaudited)

Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended March 31, 2021.

Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
100.00%	100.00%	100.00%

Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code for the fiscal year ended March 31, 2021.

Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
$28,343,104	$356,567	$151,507

Distributions, including qualified dividend income, paid during calendar year 2021 will be reported to shareholders on Form 1099-DIV by mid-February 2022. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2016	49	AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and PhonePe (December 2020) (payment and financial services); formerly, Axis Bank (financial) (2013-2021), FlipKart Limited (2019-December 2020) (eCommerce company); CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); Chief Executive Officer and Director, FinTech Evolution Acquisition (eCommerce company) (February 2021-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2020	49	IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present), LegalShield (consumer services) (2020-present); and formerly, Fluor Corporation (construction and engineering) (2014-2020) and Focus Financial Partner, LLC (financial services) (2018-2020).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution)) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	49	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	60	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton.

Breda M. Beckerle (1958) 280 Park Avenue New York, NY 10017	Chief Compliance Officer	Since November 2020	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 42 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 42 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 42 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 42 of the investment companies in Franklin Templeton.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of three of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of three of the investment companies in Franklin Templeton.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 42 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 42 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2021 Franklin Templeton Investments. All rights reserved.		ETF3 A 05/21

ANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

March 31, 2021

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF
Formerly, Franklin Liberty Intermediate Municipal Opportunities ETF
Franklin Liberty Federal Tax-Free Bond ETF
Formerly, Franklin Liberty Municipal Bond ETF

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Annual Report	1

ANNUAL REPORT

Municipal Bond Market Overview

During the 12 months ended March 31, 2021, the novel coronavirus (COVID-19) pandemic had a severe economic impact across the globe and in the U.S. As whole states enacted strong social distancing protocols (including, in some cases, stay-at-home orders), there were record numbers of jobs lost and a strong contraction of gross domestic product (GDP) in both the first and second quarters of 2020.

After seeing large disruptions in March 2020, fixed income market sectors—including municipal (muni) bonds—began the slow process of recovery following swift policy responses from both monetary and fiscal authorities. The U.S. Federal Reserve set up a number of new emergency facilities to restore investor confidence in the market. Included in these measures were programs to purchase muni bonds in the secondary market and to provide direct loans to muni bond issuers. Although these programs were ultimately thinly subscribed, they provided a backstop to the muni bond market. The U.S. federal government also undertook a number of fiscal spending packages in 2020—$2.9 trillion in April and an additional $900 billion in December—to provide much-needed resources to individuals and businesses in an attempt to provide bridge funding and lessen the potential for scarring in the overall economy.

Through the summer of 2020, infection rates fell across the U.S., allowing some states to begin the process of reopening parts of their economies. However, starting in the fall, new cases and hospitalizations increased to all-time highs as the virus spread to areas in the U.S. that had not seen large numbers of infections, causing some states to slow or abandon their reopening plans. This was tempered by the emergency approval of COVID-19 vaccines from multiple pharmaceutical manufacturers by the U.S. Food and Drug Administration in December 2020 with plans to provide mass inoculations in the first half of 2021. As the vaccination program progressed during the first quarter of 2021, case rates and hospitalizations dropped significantly, allowing the resumption of the reopening process including a return to in-person schooling.

Valuations in the muni bond market improved starting in April 2020 due to strong technical conditions. After seeing record outflows in March and April of 2020, funds flowed back into muni bond retail vehicles, creating significant demand for bonds. These flows outstripped new issuance of tax-exempt bonds as many issuers turned to the taxable muni bond market for refundings and new issuance. Ratios of muni bond yields versus duration-matched U.S. Treasuries (USTs) improved from their all-time highs seen in March 2020 throughout the remainder of 2020 and into 2021. Although these ratios moved higher in February 2021 as UST yields rose sharply, they more than recovered in March 2021, moving to all-time bests by the end of the month. Starting in February 2021, UST yields rose sharply, which put pressure on muni bond absolute returns given the longer-duration profile of the sector.

State and local muni bond issuers projected severe budget deficits for 2020 and going forward as they anticipated tax receipts and usage fees falling and outlays for social programs such as health care and unemployment benefits strongly rising. By the end of 2020, many of these deficit projection fears were unfounded as consumer spending recovered more quickly than anticipated, leading to higher sales tax collections. A strong U.S. housing market also provided additional support. In March 2021, the U.S. federal government passed a $1.9 trillion additional fiscal spending bill, providing large one-time cash payments to individuals and continuation of enhanced unemployment benefits. Included in this package was $350 billion worth of grants to state and local governments intended to further support budgets and improve the credit profile of the muni sector as a whole.

The Investment Company Institute (ICI) reported net inflows of approximately $5 billion into muni bond retail vehicles in March 2021. For the 12-month period, muni bond retail vehicles had approximately $85 billion of net inflows, according to the ICI.

For the 12-month period, U.S. fixed income sectors broadly underperformed relative to equities, as measured by the Standard & Poor’s® 500 Index, which posted a +56.35% total return for the period.1 Investment-grade muni bonds, as measured by the Bloomberg Barclays Municipal Bond Index, posted a +5.51% total return, while USTs, as measured by the Bloomberg Barclays U.S. Treasury Index, posted a -4.43% total return, and investment-grade corporate bonds, as measured by the Bloomberg Barclays U.S. Corporate Bond Index, posted a +8.73% total return.1

The foregoing information reflects our analysis and opinions as of March 31, 2021. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

See www.franklintempletondatasources.com for additional data provider information.

2	Annual Report	franklintempleton.com

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF

Formerly, Franklin Liberty Intermediate Municipal Opportunities ETF

This annual report for Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income that is exempt from federal income taxes, including the federal alternative minimum tax, by normally investing at least 80% of its net assets in municipal securities that pay interest free from such taxes.1 The Fund seeks to maintain a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of three to 10 years, and may invest in municipal securities in any rating category by U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

Credit Quality Composition*

3/31/2021

Ratings	% of Total Investments
AAA	3.11%
AA	14.50%
A	14.49%
BBB	25.28%
BB	18.90%
B	21.39%
CCC	0.41%
C	0.81%
D	1.10%

*Ratings shown are assigned by one or more Nationally Recognized Statistical Rating Organizations (NRSRO), such as Standard & Poor’s, Moody’s and Fitch. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Refunded category consists of refunded bonds secured by U.S. government or other high quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. The Not Applicable category consists of third-party ETFs and securities that only have a short-term rating and are not cash equivalents. Cash includes equivalents, which may be rated.

Performance Overview

For the 12 months under review, the Fund posted cumulative total returns of +8.93% based on market price and +8.84%

based on net asset value (NAV). In comparison, the Bloomberg Barclays Municipal 1-15 Year Index posted a +4.92% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We select securities that we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and we typically use a buy-and-hold strategy. This means we generally hold securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Portfolio Composition

3/31/2021

% of Total Investments
Special Tax	36.70%
Health Care	14.44%
Education	10.75%
Local	7.56%
Transportation	6.53%
Industrial Dev. Revenue and Pollution Control	5.68%
Lease	5.40%
Utilities	4.73%
Housing	4.22%
State General Obligation	3.29%
Cash & Cash Equivalents	0.71%

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 16.

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FRANKLIN LIBERTY FEDERAL INTERMEDIATE TAX-FREE BOND OPPORTUNITIES ETF

Manager’s Discussion

During the reporting period, we continued to find value in securities in the eight- to 15-year maturity range. Given the Fund’s average maturity cannot exceed 10 years, this represented the longer end of our target universe. The municipal yield curve remains positively sloped, and we believe focusing on longer maturities provides us with the best opportunities to achieve our objective of maximizing after-tax income for investors. Over the period, we maintained a portion of the portfolio in cash that has allowed us to take advantage of relative value opportunities that have been created by increased volatility in the market. This cash position, however, detracted from performance over the period.

The Fund’s overweight to securities with BBB and lower ratings relative to the benchmark curbed results over the past year. Since the COVID-19 crisis, the recovery of lower-rated bonds has lagged higher-rated issues, but over the most recent quarter they have shown significant improvement in valuations. Additionally, our focus on revenue-related bonds versus general obligation issues, when compared to the benchmark, hurt returns due to the uneven recovery of many sectors including education and special tax. In contrast, our selection of securities across sectors provided strong returns lifting overall performance above the Fund’s reference index.

Given the Fund’s mandate, we will continue to look for opportunities to add high-yielding securities with a focus on the seven- to 15-year portion of the yield curve. The Fund does not use leverage or derivatives. We believe our consistent, disciplined strategy can help our investors achieve high, tax-free income over the long term. As general interest rates rise, our turnover will typically increase as opportunities to purchase securities that have the potential to increase income in the portfolio become available.

Thank you for your participation in Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4	Annual Report	franklintempleton.com

FRANKLIN LIBERTY FEDERAL INTERMEDIATE TAX-FREE BOND OPPORTUNITIES ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+8.84%	+8.93%	+8.84%	+8.93%
3-Year	+16.10%	+15.68%	+5.10%	+4.97%
Since Inception (8/31/17)	+14.34%	+14.33%	+3.81%	+3.81%

	30-Day Standardized Yield[6]		Taxable Equivalent 30-Day Standardized Yield[7]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)	(with fee waiver)	(without fee waiver)
2.79%	1.89%	1.25%	3.19%	2.11%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTY FEDERAL INTERMEDIATE TAX-FREE BOND OPPORTUNITIES ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

8/31/17–3/31/21

See page 7 for Performance Summary footnotes.

6	Annual Report	franklintempleton.com

FRANKLIN LIBERTY FEDERAL INTERMEDIATE TAX-FREE BOND OPPORTUNITIES ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.575858

Total Annual Operating Expenses9

With Waiver	Without Waiver
0.30%	1.46%

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund may invest in lower-rated bonds which include higher risk of default and loss of principal. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/21.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Taxable equivalent yield assumes the 2021 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

8. Source: Morningstar. Bloomberg Barclays 1-15 Year Municipal Index measures the performance of municipal bonds with maturities from one to 17 years. It is a component of the Municipal Bond Index, which is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.

9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY FEDERAL INTERMEDIATE TAX-FREE BOND OPPORTUNITIES ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,039.90	$1.53	$1,023.44	$1.51	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

8	Annual Report	franklintempleton.com

Franklin Liberty Federal Tax-Free Bond ETF

Formerly, Franklin Liberty Municipal Bond ETF

This annual report for Franklin Liberty Federal Tax-Free Bond ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income that is exempt from federal income taxes, including the federal alternative minimum tax, by normally investing at least 80% of its net assets in municipal securities that pay interest free from such taxes.1 The Fund seeks to maintain a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of five to 15 years, and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

Credit Quality Composition*

3/31/2021

Ratings	% of Total Investments
AAA	13.34%
AA	52.50%
A	25.10%
BB	9.06%

*Ratings shown are assigned by one or more Nationally Recognized Statistical Rating Organizations (NRSRO), such as Standard & Poor’s, Moody’s and Fitch. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Refunded category consists of refunded bonds secured by U.S. government or other high quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. The Not Applicable category consists of third-party ETFs and securities that only have a short-term rating and are not cash equivalents. Cash includes equivalents, which may be rated.

Performance Overview

For the 12 months under review, the Fund posted cumulative total returns of +4.87% based on market price and +5.16% based on net asset value (NAV). In comparison, the Bloomberg Barclays Municipal Bond Index posted a +5.51%

total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We select securities that we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and we typically use a buy-and-hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Portfolio Composition

3/31/2021

% of Total Investments
Utilities	16.62%
Local	15.74%
State General Obligation	12.59%
Industrial Dev. Revenue and Pollution Control	9.25%
Health Care	9.13%
Lease	8.81%
Special Tax	8.20%
Transportation	6.01%
Education	4.52%
Others	4.37%
Cash & Cash Equivalents	4.77%

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 26.

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FRANKLIN LIBERTY FEDERAL TAX-FREE BOND ETF

Manager’s Discussion

During the 12-month reporting period, the Fund maintained its average maturity near 12 years, on the longer end of the target 5- to 15-year range, but similar to that of the benchmark index. Our focus on bonds with longer-maturity profiles contributed to performance over the period as municipal bond valuations improved following the severe market disruptions in March 2020 due to the COVID-19 crisis. The municipal yield curve remains positively sloped and we believe focusing on longer maturities within that range provides us with the best opportunities to maximize both after-tax income and total return potential. The Fund is highly diversified across multiple metrics, including by individual issuer, sector, state, term structure and coupon rate. As market volatility moved higher, we were able to add positions that we felt provided strong risk/reward returns in some of the more challenged areas of the market. Some examples included sectors and issuers where the investing public appeared tentative but the prospects for improving prices looked constructive due to government support, essential function, and/or a lack of understanding of the underlying security. At period-end, the Fund had grown to $126 million in total assets, which we believe provides exciting momentum for continued asset growth moving forward.

Security selection was a key contributor to the Fund’s performance. Due to continuing cash flows from maturing securities and new investors, our cash position was larger than the benchmark, which allowed us to remain agile and take advantage of pockets of value in the market. This cash allocation detracted from performance as municipal bonds rallied throughout the year. We will continue to look for opportunities to add high-quality names at attractive prices with a focus on all parts of the yield curve, while striving to maintain a portfolio average maturity of close to 13 years. The Fund does not use leverage or derivatives. We believe our consistent, disciplined strategy can help our investors achieve high, tax-free income over the long term.

Thank you for your participation in Franklin Liberty Federal Tax-Free Bond ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10	Annual Report	franklintempleton.com

FRANKLIN LIBERTY FEDERAL TAX-FREE BOND ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+5.16%	+4.87%	+5.16%	+4.87%
3-Year	+18.49%	+18.14%	+5.82%	+5.71%
Since Inception (8/31/17)	+16.77%	+16.80%	+4.42%	+4.43%

	30-Day Standardized Yield[6]		Taxable Equivalent 30-Day Standardized Yield[7]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)	(with fee waiver)	(without fee waiver)
2.12%	1.18%	0.76%	1.99%	1.28%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 13 for Performance Summary footnotes.

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FRANKLIN LIBERTY FEDERAL TAX-FREE BOND ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

8/31/17–3/31/21

See page 13 for Performance Summary footnotes.

12	Annual Report	franklintempleton.com

FRANKLIN LIBERTY FEDERAL TAX-FREE BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.546501

Total Annual Operating Expenses9

With Waiver	Without Waiver
0.30%	1.00%

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/21.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Taxable equivalent yield assumes the 2021 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

8. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.

9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	13

FRANKLIN LIBERTY FEDERAL TAX-FREE BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,010.60	$1.50	$1,023.44	$1.51	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

14	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETFa

	Year Ended March 31,

	2021		2020	2019	2018[b]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.72		$24.97	$24.40	$25.00

Income from investment operations[c]:

Net investment income[d]	0.59		0.58	0.63	0.22

Net realized and unrealized gains (losses)	1.59		(0.17)	0.57	(0.60)

Total from investment operations	2.18		0.41	1.20	(0.38)

Less distributions from net investment income	(0.58)		(0.66)	(0.63)	(0.22)

Net asset value, end of year	$26.32		$24.72	$24.97	$24.40

Total return[e]	8.84%		1.61%	4.99%	(1.53)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	1.01%		1.46%	2.15%	1.71%

Expenses net of waiver and payments by affiliates	0.30%		0.30%	0.30%	0.30%

Net investment income	2.29%		2.29%	2.57%	1.55%

Supplemental data

Net assets, end of year (000’s)	$42,112		$12,362	$7,490	$7,319

Portfolio turnover rate[g]	14.05%	[h]	35.28% [h]	35.63%	17.49%

aEffective September 14, 2020, Franklin Liberty Intermediate Municipal Opportunities ETF was renamed Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF.

bFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

dBased on average daily shares outstanding.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	14.05%	35.28%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	15

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF

		Principal Amount*	Value
	Municipal Bonds 99.7%
	Alabama 0.3%
	Homewood Educational Building Authority, Samford University, Refunding, Series 2019A, 4.00%, 12/01/33	100,000	$115,881

	Alaska 0.7%
	Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation Obligated Group, Refunding, 4.00%, 4/01/32	100,000	115,011
	Borough of Matanuska-Susitna, State of Alaska Department of Administration, Refunding, 4.00%, 9/01/30	150,000	162,243

			277,254

	Arizona 2.1%
	City of Phoenix Civic Improvement Corp., Wastewater Revenue, Series 2018A, 5.00%, 7/01/25	100,000	118,709
	Glendale Industrial Development Authority, People of Faith, Inc. Obligated Group, 4.00%, 5/15/31	160,000	175,103
	Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student Housing II LLC, 5.00%, 7/01/31	100,000	118,098
	La Paz County Industrial Development Authority,
	Harmony Public Schools, 5.00%, 2/15/28	100,000	115,030
	Harmony Public Schools, 5.00%, 2/15/31	100,000	124,139
	Maricopa County Union High School District No 210-Phoenix, Series 2020C, 5.00%, 7/01/31	170,000	218,858

			869,937

	Arkansas 0.6%
	Arkansas Development Finance Authority,
	Baptist Health Obligated Group, 4.00%, 12/01/34	100,000	114,604
	Baptist Memorial Health Care Obligated Group, Refunding, 5.00%, 9/01/32	100,000	127,430

			242,034

	California 12.4%
	California Municipal Finance Authority,
	Biola University, Inc., Refunding, 5.00%, 10/01/29	100,000	120,871
	Series 2020B, 4.00%, 9/01/30	50,000	56,066
	Senior Lien, Linxs APM Project, AMT, Sereis 2018A, 3.50%, 12/31/35	100,000	109,083
a	California Pollution Control Financing Authority, CalPlant I LLC, AMT, 7.50%, 7/01/32	250,000	162,500
	California School Finance Authority,
	Classical Academy Obligated Group, Series 2020A, 3.00%, 10/01/30	215,000	226,968
	Summit Public Schools Obligated Group, 5.00%, 6/01/27	100,000	119,419
	California Statewide Communities Development Authority,
	4.00%, 9/01/31	200,000	227,177
	Community Facilities District No 2018, 4.00%, 9/01/30	150,000	172,791
	Community Facilities District No 2016-02, 4.00%, 9/01/30	130,000	148,211
	Community Facilities District No 2015, 4.00%, 9/01/29	110,000	126,204
	Special Assessment, Series 2020B, 4.00%, 9/02/30	250,000	282,436
	California Baptist University, Refunding, Series 2017A, 3.00%, 11/01/22	50,000	50,833
	Community Facilities District No 2015-01, 5.00%, 9/01/27	85,000	96,354
	Chino Community Facilities District, City of Chino Community Facilities District No 2019-1, 4.00%, 9/01/30	150,000	169,257
b	Chula Vista Community Facilities District, 4.00%, 9/01/31	100,000	112,379
	City of Calimesa, Community Facilities District No 2018-1, 4.00%, 9/01/33	150,000	169,962
	City of Fontana, City of Fontana Community Facilities District No 85, 4.00%, 9/01/30	150,000	171,201
	City of Ontario, Community Facilities District No 45, 4.00%, 9/01/31	150,000	171,441
	City of Sacramento, Greenbriar Community Facilities District No 2018-03, 4.00%, 9/01/31	200,000	225,219
	Corona-Norco Unified School District, Corona-Norco Unified School District Community Facilities District No 17-1, 4.00%, 9/01/34	105,000	119,079
	County of Orange, Village of Esencia, No 2017-1, Series 2018A, 5.00%, 8/15/28	100,000	124,965
	CSCDA Community Improvement Authority, Jefferson Anaheim Social Bonds, 2.875%, 8/01/41	250,000	242,295
	Irvine Unified School District, Series 2020A, 5.00%, 9/01/32	250,000	324,848

16	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
California (continued)
Marina Redevelopment Agency Successor Agency, Series 2020A, 4.00%, 9/01/32	135,000	$148,317
Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/25	100,000	117,971
Poway Unified School District, Poway Unified School District Community Facilities District No 16, 5.00%, 9/01/32	250,000	324,594
Riverside Unified School District, 4.00%, 9/01/30	245,000	274,100
Romoland School District, Series 2020A, 4.00%, 9/01/33	140,000	159,085
Sacramento Municipal Utility District, Electric System Revenue, 5.00%, 8/15/30	250,000	335,727
Sierra View Local Health Care District, Tulare County, Refunding, 5.00%, 7/01/30	100,000	128,196

		5,217,549

Colorado 3.5%
Board of Water Commissioners City & County of Denver, Refunding, Series 2020B, 4.00%, 9/15/33	250,000	309,011
Colorado Health Facilities Authority,
Christian Living Neighborhoods Obligated Group, Refunding, 4.00%, 1/01/29	100,000	109,607
CommonSpirit Health Obligated Group, Series 2019A-1, 5.00%, 8/01/33	160,000	200,878
Boulder Community Health Obligated Group, Refunding, 5.00%, 10/01/32	150,000	192,012
Regional Transportation District,
Denver Transit Partners LLC, Refunding, 5.00%, 1/15/32	250,000	322,486
Sales Tax Revenue, Refunding, Series 2013A, 5.00%, 11/01/27	100,000	126,748
Southglenn Metropolitan District, Refunding, 5.00%, 12/01/30	100,000	104,184
Southlands Metropolitan District No 1, Refunding, Series 2017A-1, 3.50%, 12/01/27	100,000	107,031

		1,471,957

Connecticut 1.8%
Connecticut Housing Finance Authority, Refunding, Series 2016A-1, 2.875%, 11/15/30	150,000	157,472
Connecticut State Health & Educational Facilities Authority,
McLean Affiliates Obligated Group, Series 2020A, 5.00%, 1/01/30	150,000	168,530
Sacred Heart University, Series 2017I-1, 5.00%, 7/01/29	135,000	163,486
State of Connecticut, Series 2021A, 3.00%, 1/15/32	250,000	280,620

		770,108

Delaware 0.3%
County of Kent, CHF-Dover LLC, 5.00%, 7/01/29	100,000	111,987

Florida 17.3%
Astonia Community Development District, Assessment Area One Project, Special Assessment, 3.375%, 5/01/30	150,000	154,520
Avalon Groves Community Development District, Assessment Area 3, Special Assessment, 2.375%, 5/01/26	150,000	149,288
Avalon Park West Community Development District, Special Assessment, Refunding, 3.25%, 5/01/30	100,000	102,562
Babcock Ranch Community Independent Special District,
Assessment Area 2C, Special Assessment, 3.00%, 5/01/30	50,000	51,162
Assessment Area 3B, Special Assessment, 3.00%, 5/01/30	145,000	148,368
Bannon Lakes Community Development District, Special Assessment, 3.00%, 5/01/31	200,000	199,825
Belmond Reserve Community Development District, Special Assessment, Series 2020, 3.25%, 5/01/30	100,000	102,638
Berry Bay Community Development District, Assessment Area 1, Special Assessment, 3.125%, 5/01/31	100,000	100,427
Capital Projects Finance Authority, University Project, Series 2020A-1, 5.00%, 10/01/32	105,000	127,250
Capital Trust Agency, Inc.,
Liza Jackson Preparatory School, Inc., 4.00%, 8/01/30	100,000	112,644
Lutz Preparatory School, Inc., Refunding, 4.00%, 6/01/31	200,000	219,571
City of Tampa, State of Florida Cigarette Tax Revenue, Series 2020A, zero cpn., 9/01/34	150,000	104,533
Coral Keys Homes Community Development District, Special Assessment, 3.125%, 5/01/30	165,000	169,746
County of Osceola, Transportation Revenue, Refunding, Series 2020A-2, zero cpn., 10/01/32	150,000	111,092
Crestview II Community Development District, Special Assessment, Refunding, 4.00%, 5/01/31	126,000	139,864

franklintempleton.com	Annual Report	17

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Florida (continued)
	Cypress Bluff Community Development District, Special Assessment, Series 2020A, 3.125%, 5/01/30	60,000	$61,644
	DW Bayview Community Development District, Special Assessment, 3.00%, 5/01/32	100,000	98,975
	Edgewater East Community Development District, Special Assessment, 3.10%, 5/01/31	100,000	100,427
	Enbrook Community Development District, Special Assessment, 3.00%, 5/01/30	100,000	101,804
	Epperson North Community Development District, Assessment Area 2, Special Assessment, 3.00%, 5/01/31	100,000	99,568
	Florida Development Finance Corp., Brightline Trains Florida LLC, AMT, VRDN, 6.375%, 1/01/49	175,000	170,629
	Forest Lake Community Development District, Assessment Area 1 Project, Special Assessment, 3.25%, 5/01/30	150,000	153,948
	Grand Oaks Community Development District, Special Assessment, 4.00%, 5/01/30	150,000	157,520
	Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 3.25%, 5/01/30	100,000	102,367
	Herons Glen Recreation District, Special Assessment, Refunding, 3.00%, 5/01/32	100,000	108,643
	Hills Minneola Community Development District, South Parcel Assessment Area, Special Assessment, 3.50%, 5/01/31	100,000	104,662
	Holly Hill Road East Community Development District, Assessment Area 3 Project, Special Assessment, 4.00%, 11/01/25	110,000	113,420
	Kindred Community Development District II, Special Assessment, 3.00%, 5/01/30	155,000	158,396
	Kingman Gate Community Development District,
	2.50%, 6/15/26	100,000	100,184
	Special Assessment, 3.125%, 6/15/30	110,000	114,135
	Lakes of Sarasota Community Development District,
	[b] Series A-1, 3.40%, 5/01/31	135,000	134,997
	[b] Series B-1, 3.00%, 5/01/26	115,000	115,032
	Lakewood Ranch Stewardship District,
	Azario Project, Special Assessment, 3.20%, 5/01/30	175,000	180,446
	Lorraine Lakes Project, Special Assessment, 3.125%, 5/01/30	60,000	61,576
	Northeast Sector Project, Special Assessment, Refunding, 3.20%, 5/01/30	100,000	102,896
	Magnolia Park Community Development District, Special Assessment, Refunding, 4.00%, 5/01/31	47,000	52,170
	Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Refunding, 5.00%, 7/01/28	150,000	143,915
	Mirada II Community Development District, Special Assessment, 3.125%, 5/01/31	100,000	99,741
	New Port Tampa Bay Community Development District, Special Assessment, 2.875%, 5/01/26	100,000	100,203
	Old Hickory Community Development District, Special Assessment, 3.00%, 6/15/30	100,000	102,224
	Parkview at Long Lake Ranch Community Development District, Special Assessment, 3.125%, 5/01/30	100,000	102,447
	Parrish Plantation Community Development District, Special Assessment, 3.125%, 5/01/31	100,000	100,069
	Pine Ridge Plantation Community Development District, Subordinate Lien, Special Assessment, Refunding, Series 2020A-2, 3.30%, 5/01/30	150,000	154,333
	Preserve at South Branch Community Development District, Phase 3, Special Assessment, Series 2021, 3.00%, 5/01/31	100,000	100,070
	River Hall Community Development District, Assessment Area 3, Special Assessment, Series 2020A, 3.25%, 5/01/31	100,000	103,156
	Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 3.00%, 6/15/30	80,000	81,467
	Sandmine Road Community Development District, Assessment Area One, Special Assessment, 3.125%, 5/01/30	100,000	102,838
	Sandridge Community Development District, Special Assessment, Series 2021A1, 2.875%, 5/01/26	140,000	139,376
	Sarasota National Community Development District, Special Assessment, Refunding, 3.50%, 5/01/31	100,000	106,459
	Six Mile Creek Community Development District, Assessment Area 3, Phase 1, Special Assessment, 3.00%, 5/01/31	100,000	98,883
b	Stillwater Community Development District, 3.00%, 6/15/31	100,000	99,997
b	Tamarindo Community Development District, 3.00%, 5/01/31	100,000	100,141

18	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Florida (continued)
	Timber Creek Southwest Community Development District, Special Assessment, Series 2020, 3.00%, 6/15/30	150,000	$153,839
	Tohoqua Community Development District,
	2.50%, 5/01/26	140,000	140,248
	Phase 2 Project, Special Assessment, 2.875%, 5/01/31	100,000	98,703
	Trevesta Community Development District, Assessment Area Two, Special Assessment, 3.25%, 5/01/30	100,000	102,498
	V-Dana Community Development District, Assessment Area One, Special Assessment, 3.50%, 5/01/31	150,000	155,836
	Veranda Community Development District II, Special Assessment, Refunding, 3.10%, 5/01/31	100,000	100,715
	Village Community Development District No 13, Limited Offering, Special Assessment, 3.00%, 5/01/29	100,000	105,735
	West Villages Improvement District,
	Unit of Devision # 8, Speceail Assessment, 2.50%, 5/01/26	100,000	100,087
	Unit of Devision # 7, Speceail Assessment, 3.125%, 5/01/31	100,000	100,211
	Windward Community Development District, Special Assessment, Series 2020A-1, 3.65%, 5/01/30	100,000	103,287

			7,283,407

	Georgia 1.4%
	Athens-Clarke County Unified Government Development Authority, University of Georgia Athletic Association, Inc., Series 2005B, Daily, VRDN, 0.05%, 7/01/35	100,000	100,000
b	George L Smith II Congress Center Authority, 3.625%, 1/01/31	250,000	256,142
	Main Street Natural Gas, Inc., Series 2019A, 5.00%, 5/15/29	100,000	126,597
	Municipal Electric Authority of Georgia, Refunding, Series 2019A, 5.00%, 1/01/33	100,000	123,561

			606,300

	Guam 0.3%
	Guam Government Waterworks Authority, Refunding, 5.00%, 7/01/30	125,000	147,851

	Illinois 5.7%
	Chicago Park District, Refunding, Series 2020F-2, 5.00%, 1/01/31	100,000	125,247
	City of Chicago, zero cpn., 1/01/31	525,000	408,362
	Illinois Finance Authority,
	[a] 2018 Blue Island LLC, 4.25%, 12/01/28	100,000	63,000
	Navistar International Corp. Refunding, VRDN, 4.75%, 10/15/40	150,000	157,459
	Lifespace Communities, Refunding, Series 2015A, 5.00%, 5/15/24	245,000	273,264
	Metropolitan Pier & Exposition Authority,
	McCormick Project, Refunding, zero cpn., 6/15/28	100,000	87,563
	McCormick Project, zero cpn., 12/15/32	85,000	63,783
	Railsplitter Tobacco Settlement Authority, 5.00%, 6/01/27	100,000	119,232
	Southwestern Illinois Development Authority, Madison County Community Unit School District No 7 Edwardsville, Refunding, zero cpn., 12/01/24	245,000	234,535
	State of Illinois,
	Series 2017C, 5.00%, 11/01/29	200,000	233,690
	Series 2020B, 5.00%, 10/01/31	150,000	185,326
	Refunding, Series 2018B, 5.00%, 10/01/31	100,000	118,991
	5.50%, 5/01/30	175,000	223,652
	Upper Illinois River Valley Development Authority, 2018 IAVF Timber Oaks & Prairie View Obligated Group, Refunding, 3.50%, 12/01/32	125,000	126,295

			2,420,399

	Indiana 0.6%
	City of Jeffersonville, Vivera Senior Living of Columbus LLC, Series 2020A, 4.75%, 11/01/30	100,000	101,030
	Indiana Finance Authority, Ohio Valley Electric Corp. Series 2012C, 3.00%, 11/01/30	150,000	155,771

			256,801

franklintempleton.com	Annual Report	19

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Kentucky 0.5%
County of Owen, American Water Capital Corp., Refunding, VRDN, 2.45%, 6/01/39	100,000	$106,139
Louisville/Jefferson County Metropolitan Government, Bellarmine University, Inc., Refunding, 4.00%, 5/01/29	100,000	104,105

		210,244

Louisiana 0.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, Provident Group - ULM Properties LLC, 5.00%, 7/01/29	100,000	106,093
Port New Orleans Board of Commissioners, AMT, Series 2020E, 5.00%, 4/01/34	100,000	126,440

		232,533

Maryland 1.6%
City of Baltimore, Harbor Point Special Taxing District, Refunding, 3.25%, 6/01/31	100,000	103,414
County of Frederick, MD Oakdale-Lake Linganore Development District, 3.25%, 7/01/29	140,000	145,922
Maryland Economic Development Corp., Ports America Chesapeake LLC, Refunding, Series 2017A, 5.00%, 6/01/27	100,000	117,183
Maryland Health & Higher Educational Facilities Authority,
Adventist Healthcare Obligated Group, Refunding, 4.00%, 1/01/30	145,000	165,623
Stevenson University, Inc., Refunding, 5.00%, 6/01/30	100,000	125,511

		657,653

Massachusetts 0.9%
Massachusetts Development Finance Agency,
Foxborough Regional Charter School, Refunding, 5.00%, 7/01/27	100,000	112,503
Wellforce Obligated Group, Refunding, Series 2020C, 5.00%, 10/01/30	200,000	261,110

		373,613

Michigan 0.7%
City of Detroit, Series 2021A, 5.00%, 4/01/30	175,000	214,089
Grand Rapids Economic Development Corp., Michigan Christian Home Obligated Group, Refunding, 4.00%, 11/01/27	100,000	101,851

		315,940

Minnesota 1.2%
City of Eagan, Series 2018A, 4.00%, 2/01/26	100,000	115,637
County of Mille Lacs, Series 2018A, 3.00%, 2/01/24	135,000	144,488
Northern Municipal Power Agency, Refunding, 5.00%, 1/01/36	100,000	117,025
St Louis Park Independent School District No 283, Series 2018A, 5.00%, 2/01/25	100,000	117,214

		494,364

Missouri 1.7%
Cape Girardeau County Industrial Development Authority, SoutheastHEALTH Obligated Group, 5.00%, 3/01/29	130,000	142,878
City of Maryland Heights, Westport Plaza Redevelopment, 3.625%, 11/01/31	100,000	105,311
Curators of the University of Missouri, Refunding, Series 2020B, 5.00%, 11/01/30	250,000	335,811
St Louis County Industrial Development Authority, Friendship Village St Louis Obligated Group, Refunding, 5.00%, 9/01/27	100,000	117,294

		701,294

Montana 0.3%
Cascade County High School District A Great Falls, 5.00%, 7/01/25	100,000	117,971

Nevada 2.0%
City of Carson City, Carson Tahoe Regional Healthcare Obligated Group, 5.00%, 9/01/28	115,000	140,894
City of Las Vegas,
Special Improvement District No 611, Special Assessment, 3.50%, 6/01/31	160,000	170,585
Special Improvement District No 812, Special Assessment, 4.00%, 12/01/22	95,000	98,354
Tahoe-Douglas Visitors Authority, 5.00%, 7/01/31	250,000	298,113
Washoe County School District, Series 2017C, 5.00%, 10/01/26	100,000	123,273

		831,219

20	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
New Hampshire 0.3%
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire Obligated Group, Refunding, Series 2017A, 5.00%, 7/01/27	100,000	$124,351

New Jersey 4.7%
New Jersey Economic Development Authority,
New Jersey-American Water Co., Inc., AMT, Refunding, VRDN, 2.20%, 10/01/39	100,000	104,825
Provident Group-Kean Properties LLC, 5.00%, 7/01/32	100,000	103,007
Self Designated Social Bonds, 5.00%, 6/15/31	200,000	255,293
New Jersey Educational Facilities Authority, Seton Hall University, Series 2016C, 5.00%, 7/01/29	240,000	277,317
New Jersey Transportation Trust Fund Authority,
Refunding, 5.00%, 12/15/28	100,000	125,734
Series 2006C, zero cpn., 12/15/30	880,000	725,361
Series 2006C, .01%, 12/15/31	210,000	167,700
Pinelands Regional School District, 3.00%, 8/01/27	100,000	110,482
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Series 2020A, 4.00%, 6/01/31	100,000	122,266

		1,991,985

New Mexico 0.8%
Las Cruces School District No 2, Refunding, 5.00%, 8/01/28	250,000	319,193

New York 4.5%
Metropolitan Transportation Authority,
Green Bond, Series 2017C-1, 5.00%, 11/15/28	270,000	334,017
Green Bond, Series 2017C-1, 5.00%, 11/15/30	530,000	647,943
New York State Dormitory Authority, St Joseph’s College, 5.00%, 7/01/30	65,000	78,565
New York Transportation Development Corp.,
Laguardia Gateway Partners LLC, Term B, AMT, 5.00%, 7/01/30	100,000	113,434
American Airlines, Inc., AMT, 5.25%, 8/01/31	100,000	121,619
Delta Air Lines, Inc., AMT, 4.00%, 10/01/30	125,000	145,218
JFK International Air Terminal LLC, AMT, Refunding, 5.00%, 12/01/30	100,000	126,115
JFK International Air Terminal LLC, Refunding, 5.00%, 12/01/30	100,000	127,222
Triborough Bridge & Tunnel Authority, Refunding, Series 2001C, Daily, VRDN, 0.05%, 1/01/32	200,000	200,000

		1,894,133

North Carolina 0.3%
North Carolina Medical Care Commission, United Methodist Retirement Homes, Inc. Obligated Group, 5.00%, 10/01/27	100,000	110,000

Ohio 2.7%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Refunding, 4.00%, 11/15/33	150,000	173,543
County of Franklin,
Wesley Communities Obligated Group, Refunding, 5.00%, 11/15/30	100,000	113,918
Nationwide Children’s Hospital, Inc., 5.00%, 11/01/28	100,000	124,847
Trinity Health Corp. Obligated Group, Series 2019A, 5.00%, 12/01/31	100,000	129,891
County of Hamilton, UC Health Obligated Group, 5.00%, 9/15/33	100,000	126,498
Franklin County Convention Facilities Authority, 5.00%, 12/01/30	100,000	119,600
Ohio Air Quality Development Authority, Pratt Paper, Inc., AMT, 3.75%, 1/15/28	100,000	108,550
State of Ohio, Premier Health Partners Obligated Group, Refunding, 5.00%, 11/15/33	200,000	253,206

		1,150,053

Oregon 1.3%
Medford Hospital Facilities Authority, Asante Health System Obligated Group, Series 2020A, 5.00%, 8/15/33	200,000	259,555
Oregon State Facilities Authority, PeaceHealth Obligated Group, Refunding, Series 2018B, Daily, VRDN, 0.06%, 8/01/34	200,000	200,000
Polk County Hospital Facility Authority, Dallas Mennonite Retirement Community Obligated Group, 4.00%, 7/01/24	100,000	100,163

		559,718

franklintempleton.com	Annual Report	21

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Pennsylvania 2.9%
	Allegheny County Higher Education Building Authority, Robert Morris University, 5.00%, 10/15/26	100,000	$112,495
	Allentown Neighborhood Improvement Zone Development Authority, 5.00%, 5/01/28	100,000	120,425
	Bucks County Industrial Development Authority, Grand View Hospital Obligated Group, 5.00%, 7/01/32	150,000	181,798
	East Hempfield Township Industrial Development Authority, Student Services, Inc., 4.00%, 7/01/21	150,000	150,039
	Franklin County Industrial Development Authority, Menno Haven, Inc. Obligated Group, 5.00%, 12/01/28	100,000	112,031
	Luzerne County Industrial Development Authority, Pennsylvania-American Water Co., AMT, Refunding, VRDN, 2.45%, 12/01/39	100,000	107,049
	Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series 2017A, 3.375%, 11/15/33	125,000	136,884
	Philadelphia Authority for Industrial Development, MaST Community Charter School II, 5.00%, 8/01/30	150,000	177,379
	Westmoreland County Industrial Development Authority, Excela Health Obligated Group, Refunding, Series 2020A, 5.00%, 7/01/30	100,000	124,803

			1,222,903

	Puerto Rico 7.2%
a	Commonwealth of Puerto Rico, Refunding, Series 2014A, 8.00%, 7/01/35	260,000	204,750
	Puerto Rico Electric Power Authority,
	Refunding, Series 2007VV, 5.25%, 7/01/27	170,000	200,506
	Refunding, Series 2007VV, 5.25%, 7/01/32	175,000	194,535
	Puerto Rico Highway & Transportation Authority,
	Refunding, Series 2007CC, 5.25%, 7/01/32	200,000	243,721
	Series 2007CC, 5.50%, 7/01/28	155,000	187,247
	Refunding, Series 2007CC, 5.50%, 7/01/29	250,000	304,473
	Puerto Rico Infrastructure Financing Authority,
	Series 2005A, zero cpn., 7/01/29	320,000	226,698
	Refunding, Series 2005C, 5.50%, 7/01/27	100,000	110,652
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series 2018A-1, 0.01%, 7/01/31	1,801,000	1,380,629

			3,053,211

	South Carolina 0.3%
	Patriots Energy Group, Gas Sytem Improvement, Refunding, 4.00%, 6/01/33	100,000	112,208

	Tennessee 0.8%
	City of Lawrenceburg, Refunding, 2.50%, 6/01/27	100,000	103,240
	Metropolitan Government of Nashville & Davidson County, Refunding, 4.00%, 7/01/29	100,000	118,566
	Metropolitan Nashville Airport Authority, Subordinate, AMT, Series 2019B, 5.00%, 7/01/30	100,000	128,492

			350,298

	Texas 11.0%
	Arlington Higher Education Finance Corp., Riverwalk Education Foundation, Inc., 4.00%, 8/15/33	100,000	118,390
	City of Cedar Park, Refunding, 5.00%, 2/15/24	100,000	113,181
	City of Celina,
	Special Assessment, 3.625%, 9/01/30	125,000	128,688
	Special Assessment, Refunding, 4.00%, 9/01/30	190,000	209,392
	Wells South Public Improvement District, Special Assessment, 3.125%, 9/01/30	150,000	155,176
	Wells North Public Improvement District, Special Assessment, 3.25%, 9/01/30	180,000	187,715
	Edgewood Creek Public Improvement District, Special Assessment, 3.75%, 9/01/31	180,000	179,995
	City of Fate, Williamsburg East Public Improvement District, Special Assessment, 3.375%, 8/15/30	145,000	150,166
	City of Garland, Refunding, 5.00%, 2/15/27	100,000	123,999
	City of Horseshoe Bay, Escondido Public Improvement District, Special Assessment, Refunding, 3.00%, 10/01/30	140,000	145,084

22	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Texas (continued)
	City of Kaufman, Public Improvement District No 1, Special Assessment, 3.125%, 9/15/31	100,000	$99,381
	City of Kyle, Creeks Public Improvement District, Special Assessment, 3.125%, 9/01/30	105,000	105,837
	City of Lago Vista,
	Tessera on Lake Travis Public Improvement District, Special Assessment, Refunding, 3.125%, 9/01/30	130,000	135,537
	Tessera on Lake Travis Public Improvement District, Special Assessment, Refunding, 5.00%, 9/01/30	140,000	140,807
	City of Leander, Oak Creek Public Improvement District, Special Assessment, Refunding, 3.25%, 9/01/32	100,000	107,138
	City of Liberty Hill, Summerlyn West Public Improvement District, Special Assessment, 3.125%, 9/01/30	75,000	77,682
	City of Mclendon-Chisholm, Special Assessment, 3.125%, 9/15/31	240,000	235,583
b	City of Midlothian, 3.50%, 9/15/31	110,000	110,321
	City of Oak Point, Oak Point Public Improvement District No 2, Special Assessment, 3.25%, 9/01/30	155,000	161,513
	City of Princeton, Winchester Public Improvement District, Special Assessment, 3.25%, 9/01/30	100,000	106,984
	City of Royse City, Creekshaw Public Improvement District, Special Assessment, 3.125%, 9/15/25	150,000	153,616
	City of Tomball, Raburn Reserve Public Improvement District, Special Assessment, 3.375%, 9/15/30	100,000	102,873
	County of Hays, La Cima Public Improvement District, Special Assessment, 3.25%, 9/15/30	150,000	156,708
	County of Medina, 3.50%, 9/01/26	100,000	99,998
	Ector County Hospital District, Refunding, 5.00%, 9/15/31	100,000	122,134
	New Hope Cultural Education Facilities Finance Corp.,
	CHF-Collegiate Housing Island Campus LLC, 5.00%, 4/01/29	100,000	106,815
	CHF-Collegiate Housing College Station I LLC, 5.00%, 4/01/29	100,000	100,658
	CHF-Collegiate Housing Corpus Christi II LLC, 5.00%, 4/01/31	100,000	105,384
	CHF-Collegiate Housing Island Campus LLC, 4.00%, 4/01/22	30,000	31,207
	Wesleyan Homes Obligated Group, 4.00%, 1/01/29	80,000	80,494
	Port Freeport, AMT, Series 2019A, 5.00%, 6/01/31	100,000	123,198
	Texas Municipal Gas Acquisition & Supply Corp III, Refunding, 5.00%, 12/15/30	250,000	322,322
	Town of Flower Mound, River Walk Public Improvement District No 1, Special Assessment, Refunding, 3.25%, 9/01/31	150,000	147,264
	Viridian Municipal Management District,
	Viridian Public Improvement District, Special Assessment, 2.375%, 12/01/25	65,000	65,870
	Viridian Public Improvement District, Special Assessment, 2.875%, 12/01/30	100,000	102,167

			4,613,277

	Utah 0.5%
	City of Provo, Refunding, 4.00%, 1/01/23	100,000	106,683
	Utah State Building Ownership Authority, Master Lease Program, 2.50%, 5/15/27	100,000	106,020

			212,703

	Vermont 0.3%
	Vermont Public Power Supply Authority, Project 10, Swanton Peaking Facility, Refunding, Series 2017A, 5.00%, 7/01/28	100,000	122,168

	Virginia 0.5%
	Peninsula Town Center Community Development Authority, Special Assessment, Refunding, 4.50%, 9/01/28	100,000	106,392
	Virginia Small Business Financing Authority, National Senior Campuses, Inc., Obligated Group, Refunding, 5.00%, 1/01/33	100,000	121,530

			227,922

	Washington 2.0%
	City of Seattle, Drainage & Wastewater Revenue, 4.00%, 7/01/28	100,000	119,099
	Skagit County Public Hospital District No 1, Refunding, 5.00%, 12/01/29	100,000	115,493
	Spokane County School District No 356 Central Valley, 5.00%, 12/01/26	100,000	123,963

franklintempleton.com	Annual Report	23

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Washington (continued)
University of Washington, Series 2016A, 5.00%, 12/01/26	100,000	$124,339
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Obligated Group, 3.00%, 12/01/34	125,000	131,514
Washington State Housing Finance Commission,
Presbyterian Retirement Communities Northwest Obligated Group, Series 2019A, 5.00%, 1/01/34	100,000	111,464
Spokane United Methodist Homes Obligated Group, 5.00%, 1/01/32	100,000	107,346

		833,218

Wisconsin 3.2%
City of Brookfield, Refunding, 3.00%, 12/01/25	115,000	127,761
Public Finance Authority,
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Refunding, 4.00%, 3/01/27	65,000	68,782
Friends Homes Obligated Group, Refunding, 4.00%, 9/01/29	100,000	120,201
UMA Education, Inc., Refunding, 5.00%, 10/01/29	100,000	111,845
UMA Education, Inc., Refunding, 5.00%, 10/01/24	100,000	110,595
Blue Ridge Healthcare Obligated Group, Refunding, 5.00%, 1/01/30	250,000	321,607
WV 2020 Holdings LLC Obligated Group, VRDN, 3.50%, 12/01/50	100,000	99,771
Wisconsin Center District, Series 2020C, zero cpn., 12/15/30	365,000	302,017
Wisconsin Health & Educational Facilities Authority, St John’s Communities, Inc., Obligated Group, Series 2018A, 4.00%, 9/15/27	100,000	103,993

		1,366,572

Total Investments (Cost $40,644,076) 99.7%		41,990,209
Other Assets, less Liabilities 0.3%		121,917

Net Assets 100.0%		$42,112,126

See Abbreviations on page 41.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSee Note 7 regarding defaulted securities.

bSecurity purchased on a when-issued basis. See Note 1(b).

24	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Federal Tax-Free Bond ETFa

	Year Ended March 31,

	2021		2020		2019	2018[b]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$26.07		$25.20		$24.34	$25.00

Income from investment operations[c]:

Net investment income[d]	0.40		0.46		0.67	0.30

Net realized and unrealized gains (losses)	0.94		1.02		0.85	(0.66)

Total from investment operations	1.34		1.48		1.52	(0.36)

Less distributions from net investment income	(0.55)		(0.61)		(0.66)	(0.30)

Net asset value, end of year	$26.86		$26.07		$25.20	$24.34

Total return[e]	5.16%		5.92%		6.38%	(1.45)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.78%		1.00%		2.05%	1.71%

Expenses net of waiver and payments by affiliates	0.30%		0.30%		0.30%	0.30%

Net investment income	1.50%		1.77%		2.74%	2.11%

Supplemental data

Net assets, end of year (000’s)	$126,221		$28,674		$8,820	$7,302

Portfolio turnover rate[g]	11.86%	[h]	17.21%	[h]	21.21%	5.00%

aEffective September 14, 2020, Franklin Liberty Municipal Bond ETF was renamed Franklin Liberty Federal Tax-Free Bond ETF.

bFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

dBased on average daily shares outstanding.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	11.86%	17.21%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	25

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin Liberty Federal Tax-Free Bond ETF

	Principal Amount*	Value
Municipal Bonds 96.6%
Alabama 2.6%
Black Belt Energy Gas District,
[a]4.00%, 12/01/23	435,000	$475,506
[a]4.00%, 12/01/24	475,000	532,913
City of Huntsville, Series 2019A, 5.00%, 5/01/37	250,000	316,037
Lower Alabama Gas District, 4.00%, 12/01/50	1,750,000	1,994,679

		3,319,135

Alaska 0.6%
Alaska Municipal Bond Bank Authority, Refunding, Series 2020-1, 5.00%, 12/01/31	425,000	545,812
Borough of Matanuska-Susitna, State of Alaska Department of Administration, Refunding, 4.00%, 9/01/30	150,000	162,243

		708,055

Arizona 1.8%
City of Phoenix Civic Improvement Corp., Wastewater Revenue, Series 2018A, 5.00%, 7/01/25	100,000	118,709
Glendale Industrial Development Authority, People of Faith, Inc. Obligated Group, 4.00%, 5/15/31	400,000	437,756
Maricopa County Union High School District No 210-Phoenix, Series 2020C, 4.00%, 7/01/36	455,000	542,763
Salt River Project Agricultural Improvement & Power District, Salt River Project, Refunding, 5.00%, 1/01/39	315,000	386,393
Scottsdale Municipal Property Corp., Refunding, 5.00%, 7/01/34	100,000	138,135
University of Arizona, Refunding, 5.00%, 6/01/37	545,000	649,589

		2,273,345

California 6.5%
Anaheim Public Financing Authority, Series 1997C, zero cpn., 9/01/30	2,615,000	2,215,083
Burbank Redevelopment Agency Successor Agency, Refunding, 3.00%, 12/01/32	100,000	109,211
California Health Facilities Financing Authority, Kaiser Foundation Hospitals, Subseries 2017A-2, 4.00%, 11/01/38	1,005,000	1,158,969
Clovis Unified School District, Refunding, zero cpn., 8/01/35	200,000	131,993
Konocti Unified School District, Series 2004C, zero cpn., 8/01/28	150,000	127,992
Los Angeles Department of Water & Power System Revenue, Series 2018D, 5.00%, 7/01/31	400,000	509,577
Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/37	100,000	117,069
Sacramento Municipal Utility District, Electric System Revenue, 5.00%, 8/15/38	500,000	654,252
Sierra View Local Health Care District, Tulare County, Refunding, 4.00%, 7/01/26	500,000	568,600
South Tahoe Joint Powers Financing Authority, Project Area 1, Refunding, Series 2017A, 5.00%, 10/01/30	100,000	121,161
State of California, Refunding, 3.00%, 10/01/37	2,220,000	2,421,973
University of California, Limited Project, Series 2017M, 5.00%, 5/15/34	100,000	123,689

		8,259,569

Colorado 4.5%
Adams & Weld Counties School District No 27J Brighton, 5.00%, 12/01/42	100,000	122,116
Arapahoe County School District No 5 Cherry Creek, Series 2017C, 5.00%, 12/15/35	100,000	124,182
Board of Governors of Colorado State University System, Refunding, Series 2017A, 4.00%, 3/01/35	115,000	132,191
City of Colorado Springs, Utilities System Revenue, Refunding, Series 2017A-1, 4.00%, 11/15/33	100,000	116,769
City of Greeley, Water Revenue, 4.00%, 8/01/31	100,000	118,313
City of Westminster, Water & Wastewater Utility Revenue, Refunding, 5.00%, 12/01/30	200,000	268,650
Colorado Water Resources & Power Development Authority State Revolving Fund, Series 2019A, 4.00%, 9/01/31	150,000	182,575
Denver City & County School District No 1, 3.00%, 12/01/36	500,000	563,717
Regional Transportation District,
Denver Transit Partners LLC, Refunding, 5.00%, 7/15/31	900,000	1,163,587
Denver Transit Partners LLC, Refunding, 5.00%, 1/15/32	250,000	322,486
Sterling Ranch Community Authority Board, Sterling Ranch Colorado Metropolitan District No 2, Refunding, Series 2020A, 3.375%, 12/01/30	100,000	108,654

26	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Federal Tax-Free Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Colorado (continued)
Weld County School District No Re-5J, 4.00%, 12/01/40	2,000,000	$2,413,519

		5,636,759

Connecticut 2.7%
Connecticut State Health & Educational Facilities Authority, Yale-New Haven Health Obligated Group, Refunding, Series 2014B, VRDN, 1.80%, 7/01/49	225,000	233,518
State of Connecticut,
Series 2020C, 4.00%, 6/01/37	1,000,000	1,183,553
Series 2021A, 3.00%, 1/15/33	500,000	556,152
Series 2021A, 3.00%, 1/15/34	1,000,000	1,102,445
Special Tax, Transportation Infrastructure Purposes, Series 2015A, 5.00%, 8/01/31	320,000	375,069

		3,450,737

Delaware 0.6%
Delaware Transportation Authority, Refunding, 4.00%, 7/01/37	365,000	438,287
University of Delaware, 5.00%, 11/01/37	250,000	317,139

		755,426

District of Columbia 0.5%
District of Columbia, Income Tax Revenue, Series 2019A, 5.00%, 3/01/33	500,000	651,358

Florida 3.8%
City of Fort Myers, Utility System Revenue, Series 2019A, 4.00%, 10/01/34	500,000	587,968
City of Gainesville, Utilities System Revenue, Series 2017A, 5.00%, 10/01/36	250,000	308,711
City of Pompano Beach, John Knox Village of Florida, Inc., Obligated Group, 3.50%, 9/01/30	250,000	272,159
County of Miami-Dade,
Aviation Revenue, Refunding, Series 2020A, 4.00%, 10/01/34	1,000,000	1,191,417
Transit System, Refunding, 4.00%, 7/01/36	600,000	704,052
County of Pasco, Series 2019B, 5.00%, 10/01/36	455,000	582,151
County of Sarasota,
5.00%, 10/01/34	250,000	324,865
Utility System Revenue, Refunding, Series 2019A, 5.00%, 10/01/34	100,000	127,582
State of Florida, Department of Transportation Turnpike System Revenue, Refunding, Series 2020A, 3.00%, 7/01/36	650,000	718,907

		4,817,812

Georgia 3.0%
City of Atlanta, Department of Aviation, Series 2019A, 5.00%, 7/01/34	175,000	222,007
Cobb County Kennestone Hospital Authority, WellStar Health System Obligated Group, 3.00%, 4/01/37	910,000	961,590
Coweta County, Water & Sewage Authority, Refunding, 4.00%, 6/01/35	100,000	118,274
Georgia State Road & Tollway Authority, 5.00%, 6/01/32	1,500,000	1,976,018
Main Street Natural Gas, Inc.,
Series 2018A, VRDN, 4.00%, 4/01/48	100,000	108,005
Series 2018B, Monthly, VRDN, 0.823%, 4/01/48	425,000	427,378

		3,813,272

Hawaii 0.2%
State of Hawaii, State Highway Fund, Refunding, Series 2016B, 5.00%, 1/01/29	255,000	308,913

Illinois 7.1%
City of Chicago,
zero cpn.,1/01/31	1,000,000	777,832
Wastewater Transmission Revenue, Refunding, Series 1998A, zero cpn.,1/01/27	1,580,000	1,468,895
County of Cook,
Sales Tax Revenue, Refunding, Series 2021A, 4.00%, 11/15/39	1,250,000	1,463,442
Sales Tax Revenue, Refunding, Series 2021A, 4.00%, 11/15/40	500,000	583,685
Illinois Finance Authority,
Field Museum of Natural History, Refunding, Monthly, VRDN, 0.584%, 11/01/34	290,000	288,837
State of Illinois Water Revolving Fund, Clean Water Program, 4.00%, 7/01/38	1,500,000	1,802,941

franklintempleton.com	Annual Report	27

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Federal Tax-Free Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Illinois (continued)
State of Illinois,
Series 2020B, 5.00%, 10/01/31	750,000	$926,632
Series 2019B, 4.00%, 11/01/38	200,000	218,606
5.50%, 5/01/30	100,000	127,801
5.50%, 5/01/39	250,000	307,797
Refunding, 5.00%, 2/01/28	700,000	822,298
Upper Illinois River Valley Development Authority, 2018 IAVF Timber Oaks & Prairie View Obligated Group, Refunding, 3.50%, 12/01/32	150,000	151,554

		8,940,320

Indiana 0.2%
East Allen Multi School Building Corp., East Allen County Schools, 5.00%, 1/15/38	250,000	303,086

Iowa 2.2%
Iowa Finance Authority, Iowa Finance Authority State Revolving Fund, Series 2020A, 5.00%, 8/01/33	2,130,000	2,834,040

Kansas 0.1%
Douglas County Unified School District No 497 Lawrence, Series 2017A, 3.50%, 9/01/32	100,000	109,895

Kentucky 0.8%
Kentucky Municipal Power Agency, Prairie State Project, Refunding, 5.00%, 9/01/34	285,000	346,445
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Obligated Group, VRDN, 5.00%, 10/01/47	500,000	646,308

		992,753

Louisiana 2.2%
City of New Orleans, Sewerage Service Revenue, Series 2020B, 5.00%, 6/01/30	800,000	1,027,291
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax, Refunding, 5.00%, 8/01/30	250,000	328,230
State of Louisiana, Series 2017B, 4.00%, 10/01/34	240,000	280,250
Terrebonne Levee & Conservation District, Green Bond, Series 2020B, 4.00%, 6/01/39	1,000,000	1,123,680

		2,759,451

Maine 0.6%
Maine Municipal Bond Bank, Series 2017C, 5.00%, 11/01/31	135,000	167,255
Maine State Housing Authority, Series 2018F, 3.85%, 11/15/33	500,000	546,758

		714,013

Maryland 1.5%
City of Baltimore, Water Project, Series 2020A, 4.00%, 7/01/37	1,030,000	1,246,624
County of Prince George’s, Series 2017A, 3.00%, 9/15/32	100,000	110,302
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Obligated Group, Refunding, 4.00%, 1/01/30	365,000	416,913
State of Maryland, Series 2019-1, 5.00%, 3/15/32	135,000	174,016

		1,947,855

Massachusetts 4.1%
Commonwealth of Massachusetts,
Series 2019G, 5.00%, 9/01/27	550,000	697,093
Consolidated Loan, Series 2020, 5.00%, 7/01/37	350,000	452,933
Refunding, Series 2020D, 3.00%, 11/01/38	1,000,000	1,094,028
Massachusetts Bay Transportation Authority, Sustainability Bond, Series 2017A-1, 5.00%, 7/01/33	100,000	123,311
Massachusetts Development Finance Agency,
Worcester Polytechnic Institute, 4.00%, 9/01/44	400,000	450,899
Beth Israel Lahey Health Obligated Group, Refunding, Series 2016I, 5.00%, 7/01/34	490,000	584,020
Massachusetts Water Resources Authority, Series 2020B, 5.00%, 8/01/36	1,000,000	1,311,941
Town of Braintree, 4.00%, 6/01/32	250,000	296,722
University of Massachusetts, Refunding, Series 2019-1, 5.00%, 5/01/31	100,000	129,158

		5,140,105

28	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Federal Tax-Free Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Michigan 1.7%
Lansing Board of Water & Light, Refunding, Series 2019A, 5.00%, 7/01/35	225,000	$288,128
Michigan Finance Authority, Tobacco Settlement Revenue, Refunding, Class 2, Series 2020B-1, 1.25%, 6/01/30	500,000	501,129
State of Michigan, Trunk Line Revenue, 5.00%, 11/15/32	1,000,000	1,332,611

		2,121,868

Minnesota 2.5%
City of Center City, Hazelden Betty Ford Foundation, Refunding, 4.00%, 11/01/34	125,000	141,421
Dakota County Community Development Agency, Refunding, Series 2020B, 5.00%, 1/01/28	1,000,000	1,272,420
Minnesota Higher Education Facilities Authority, Macalester College, 3.00%, 3/01/35	500,000	528,856
Minnesota Housing Finance Agency,
Series 2019A, 4.00%, 8/01/34	250,000	296,327
Series 2020D, 4.00%, 8/01/29	500,000	611,882
Northern Municipal Power Agency, Refunding, 5.00%, 1/01/36	100,000	117,025
Southern Minnesota Municipal Power Agency, Series 2017A, 5.00%, 1/01/31	100,000	123,097

		3,091,028

Missouri 1.8%
Curators of the University of Missouri, Refunding, Series 2020B, 5.00%, 11/01/30	500,000	671,622
Health & Educational Facilities Authority of the State of Missouri, St Luke’s Episcopal-Presbyterian Hospitals Obligated Group, 4.00%, 12/01/35	755,000	859,914
Kansas City Industrial Development Authority, Airport Revenue, AMT, 5.00%, 3/01/33	500,000	629,108
Park Hill School District of Platte County, 3.00%, 3/01/33	100,000	107,251

		2,267,895

Montana 0.1%
Cascade County High School District A Great Falls, 5.00%, 7/01/25	100,000	117,971

Nevada 0.6%
City of Las Vegas, Refunding, Series 2019C, 4.00%, 6/01/32	500,000	574,490
Clark County School District, Series 2017A, 5.00%, 6/15/26	100,000	121,109

		695,599

New Hampshire 0.1%
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire Obligated Group, Refunding, Series 2017A, 5.00%, 7/01/27	100,000	124,351

New Jersey 7.7%
New Jersey Economic Development Authority,
Municipal Rehabilitation, Refunding, Series 2019A, VRDN, 5.25%, 4/01/28	1,000,000	1,258,534
State of New Jersey Department of the Treasury, Refunding, Weekly, VRDN, 1.65%, 3/01/28	1,000,000	1,002,433
New Jersey Transportation Trust Fund Authority,
5.00%, 6/15/34	1,000,000	1,221,936
Series 2006C, zero cpn.,12/15/29	870,000	753,763
Series 2020AA, 4.00%, 6/15/36	1,000,000	1,144,821
New Jersey Turnpike Authority, Series 2021A, 4.00%, 1/01/42	625,000	729,972
Pinelands Regional School District, 3.00%, 8/01/27	100,000	110,482
State of New Jersey,
COVID-19 General Obligation Emergency Bonds, Series 2020A, 4.00%, 6/01/32	2,000,000	2,460,976
COVID-19 General Obligation Emergency Bonds, Series 2020A, 3.00%, 6/01/32	940,000	1,047,467

		9,730,384

New Mexico 0.1%
City of Santa, Wastewater Utility System Revenue, 4.00%, 6/01/35	100,000	116,159

New York 9.7%
City of New York,
Subseries 2018F-1, 5.00%, 4/01/37	500,000	610,200
Series 2017B-1, 4.00%, 10/01/36	100,000	115,576

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Federal Tax-Free Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
New York (continued)
Long Island Power Authority, Series 2019A, 5.00%, 9/01/28	300,000	$385,642
Metropolitan Transportation Authority,
Climate Bond Certified, 5.00%, 11/15/32	500,000	639,202
Libor Variable, Refunding, Subseries 2012G-4, Monthly, VRDN, 0.627%, 11/01/30	1,000,000	996,203
Green Bond, Refunding, Series 2017B, 5.00%, 11/15/28	100,000	125,261
New York City Industrial Development Agency,
Yankee Stadium LLC, Refunding, 5.00%, 3/01/30	1,000,000	1,288,602
Yankee Stadium LLC, Refunding, 2.50%, 3/01/37	1,000,000	1,008,003
Queens Ballpark Co. LLC, Refunding, 5.00%, 1/01/26	1,000,000	1,200,662
New York City Transitional Finance Authority, Future Tax Secured Revenue, Subseries 2017B-1, 5.00%, 8/01/34	100,000	122,784
New York City Water & Sewer System, 5.00%, 6/15/26	1,000,000	1,225,362
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Refunding, 5.25%, 10/01/35	1,300,000	1,829,890
New York State Dormitory Authority,
Refunding, 3.00%, 10/01/33	100,000	106,912
Sales Tax Revenue, Series 2018A, Group 2, 5.00%, 3/15/33	670,000	830,839
Rochester Institute of Technology, 5.00%, 7/01/39	300,000	372,839
New York State Urban Development Corp., State of New York Personal Income Tax Revenue, Series 2013C, 5.00%, 3/15/31	630,000	686,314
New York Transportation Development Corp.,
JFK International Air Terminal LLC, AMT, Refunding, 5.00%, 12/01/30	100,000	126,115
JFK International Air Terminal LLC, Refunding, 5.00%, 12/01/34	500,000	620,577

		12,290,983

North Carolina 0.2%
City of Winston-Salem, Water & Sewer System Revenue, 4.00%, 6/01/33	100,000	116,460
University of North Carolina at Charlotte, 4.00%, 10/01/34	100,000	113,766

		230,226

Ohio 2.2%
American Municipal Power, Inc., Refunding, 5.00%, 2/15/33	705,000	908,985
City of Columbus, Series 2017A, 3.00%, 4/01/28	100,000	112,421
County of Franklin,
Nationwide Children’s Hospital, Inc., 3.125%, 11/01/33	50,000	54,061
Sales Tax Revenue, 5.00%, 6/01/43	450,000	550,929
Hudson City School District, 4.00%, 12/01/31	100,000	113,784
Licking Heights Local School District, 5.00%, 10/01/30	100,000	123,243
Northeast Ohio Regional Sewer District,
Refunding, 3.00%, 11/15/35	500,000	559,416
Refunding, 4.00%, 11/15/34	100,000	118,052
Ohio Water Development Authority, Refunding, 4.00%, 12/01/30	100,000	125,243
State of Ohio, Highway, Series 2016S, 5.00%, 5/01/23	100,000	110,022

		2,776,156

Oklahoma 0.8%
City of Oklahoma City, 4.00%, 3/01/33	500,000	575,190
Oklahoma Water Resources Board, Series 2020A, 2.25%, 10/01/36	400,000	414,781

		989,971

Oregon 4.4%
City of Beaverton, Water Revenue, 5.00%, 4/01/34	500,000	648,557
Clackamas County School District No 7J Lake Oswego, 5.00%, 6/01/29	310,000	385,527
County of Washington, 5.00%, 3/01/25	175,000	205,759
Deschutes County Hospital Facilities Authority, St Charles Health System Obligated Group, 4.00%, 1/01/38	1,000,000	1,161,063
Portland Community College District, 5.00%, 6/15/25	100,000	118,671

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Federal Tax-Free Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Oregon (continued)
Salem-Keizer School District No 24J,
Series 2020C, 4.00%, 6/15/36	500,000	$602,214
Series 2020B, 0.00%, 6/15/30	1,815,000	2,398,472
State of Oregon Housing & Community Services Department, Series 2017D, 3.15%, 7/01/32	85,000	90,440

		5,610,703

Pennsylvania 3.8%
Albert Gallatin Area School District, Series 2020B, 4.00%, 9/01/27	1,000,000	1,176,165
Delaware Valley Regional Finance Authority, Series 1998A, 5.50%, 8/01/28	810,000	1,044,827
Geisinger Authority, Geisinger Health System Obligated Group, 4.00%, 4/01/39	1,775,000	2,077,469
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series 2017A, 3.375%, 11/15/33	125,000	136,884
Pennsylvania State University, Series 2019A, 5.00%, 9/01/38	250,000	318,102

		4,753,447

Puerto Rico 0.7%
Puerto Rico Highway & Transportation Authority,
Refunding, Series 2007N, 5.25%, 7/01/36	200,000	249,099
Series 2007CC, 5.50%, 7/01/28	550,000	664,425

		913,524

South Dakota 1.1%
South Dakota Board of Regents Housing & Auxiliary Facilities System, Refunding, 3.00%, 4/01/34	1,230,000	1,351,902

Tennessee 0.9%
Chattanooga Health Educational & Housing Facility Board, CommonSpirit Health Obligated Group, Series 2019A-1, 5.00%, 8/01/25	250,000	293,371
City of Kingsport, Series 2017B, 3.00%, 3/01/35	130,000	137,928
City of Lawrenceburg, Refunding, 2.50%, 6/01/27	100,000	103,239
Metropolitan Government of Nashville & Davidson County, Refunding, 4.00%, 7/01/29	100,000	118,566
Water & Sewer Revenue, Series 2017A, 5.00%, 7/01/36	100,000	122,424
Tennessee Housing Development Agency, Refunding, 1.95%, 1/01/26	250,000	261,691
Tennessee State School Bond Authority, Higher Educational Facility 2nd Program, 5.00%, 11/01/37	100,000	122,734

		1,159,953

Texas 5.8%
Central Texas Regional Mobility Authority, Senior Lien, Refunding, Series 2020B, 5.00%, 1/01/33	400,000	509,252
City of El Paso, Water & Sewer Revenue, 4.00%, 3/01/33	100,000	114,183
City of Fort Worth, Water & Sewer System Revenue, 5.00%, 2/15/32	295,000	367,650
City of Round Rock, Utility System Revenue, Refunding, 2.75%, 8/01/29	100,000	106,686
Cypress-Fairbanks Independent School District, 4.00%, 2/15/34	750,000	913,750
Lamar Consolidated Independent School District, 4.00%, 2/15/30	600,000	729,304
Lewisville Independent School District, 5.00%, 8/15/32	750,000	978,019
Pflugerville Independent School District, Series 2019A, 5.00%, 2/15/29	100,000	126,740
Texas A&M University, Refunding, Series 2017C, 5.00%, 5/15/33	100,000	122,829
Texas Municipal Gas Acquisition & Supply Corp III, Refunding, 5.00%, 12/15/31	1,000,000	1,308,381
Refunding, 5.00%, 12/15/32	1,000,000	1,323,584
Texas Water Development Board, State Water Implementation Revenue Fund, Series 2017A, 4.00%, 10/15/35	500,000	588,738
State Water Implementation Revenue Fund, Series 2017A, 4.00%, 10/15/33	115,000	135,981

		7,325,097

Utah 1.6%
City of Provo, Refunding, 4.00%, 1/01/23	100,000	106,683

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Federal Tax-Free Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Utah (continued)
City of South Jordan, 5.00%, 8/15/38	325,000	$412,850
Utah Infrastructure Agency, 4.00%, 10/15/30	500,000	598,264
Utah State Building Ownership Authority, Master Lease Program, 2.50%, 5/15/27	100,000	106,020
Utah Transit Authority, Refunding, Series 2015A, 5.00%, 6/15/29	500,000	586,979
Utah Water Finance Agency, Central Valley Water Reclamation Facility, Series 2019B, 5.00%, 3/01/38	200,000	250,750

		2,061,546

Virginia 0.6%
County of Arlington, 4.00%, 6/15/35	500,000	602,338
Virginia College Building Authority, 5.00%, 9/01/32	100,000	127,382

		729,720

Washington 1.7%
City of Seattle,
Drainage & Wastewater Revenue, 4.00%, 4/01/31	125,000	142,586
Municipal Light & Power Revenue, Series 2017C, 4.00%, 9/01/35	700,000	808,230
King & Snohomish Counties School District No 417 Northshore, 5.00%, 12/01/31	100,000	126,120
Spokane County School District No 356 Central Valley,
5.00%, 12/01/26	100,000	123,963
5.00%, 12/01/28	310,000	390,896
Washington Health Care Facilities Authority,
Multicare Health System Obligated Group, Refunding, Series 2017B, 5.00%, 8/15/29	125,000	156,987
Seattle Cancer Care Alliance Obligated Group, 5.00%, 12/01/32	250,000	328,678

		2,077,460

Wisconsin 2.1%
City of Brookfield, Refunding, 3.00%, 12/01/25	100,000	111,096
Public Finance Authority, WV 2020 Holdings LLC Obligated Group, VRDN, 3.50%, 12/01/50	200,000	199,543
State of Wisconsin, Series 2020A, 5.00%, 5/01/31	1,365,000	1,736,982
Wisconsin Center District, Series 2020C, zero cpn., 12/15/30	680,000	562,662

		2,610,283

Wyoming 0.8%
County of Laramie, Cheyenne Regional Medical Center, Refunding, 3.00%, 5/01/42	1,000,000	1,051,761

Total Investments (Cost $120,483,091) 96.6%		121,933,886
Other Assets, less Liabilities 3.4%		4,287,089

Net Assets 100.0%		$126,220,975

See Abbreviations on page 41.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity purchased on a when-issued basis. See Note 1(b).

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2021

	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF	Franklin Liberty Federal Tax-Free Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$40,644,076	$120,483,091

Value – Unaffiliated issuers	$41,990,209	$121,933,886
Cash	1,049,968	4,891,533
Receivables:
Interest	346,577	1,056,282
Investment securities sold	—	1,668,070
Affiliates	7,856	—

Total assets	43,394,610	129,549,771

Liabilities:
Payables:
Investment securities purchased	1,121,889	3,025,959
Management fees	—	7,339
Transfer agent fees	12,000	12,000
Trustees’ fees and expenses	27	64
Distributions to shareholders	97,930	224,505
Custodian fees	936	1,034
Professional fees	23,589	23,589
Reports to shareholders	5,935	5,740
Registration and filing fees	11,966	20,350
Accrued expenses and other liabilities	8,212	8,216

Total liabilities	1,282,484	3,328,796

Net assets, at value	$42,112,126	$126,220,975

Net assets consist of:
Paid-in capital	$41,052,871	$125,610,155
Total distributable earnings (loss)	1,059,255	610,820

Net assets, at value	$42,112,126	$126,220,975

Shares outstanding	1,600,000	4,700,000

Net asset value per share	$26.32	$26.86

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2021

	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF	Franklin Liberty Federal Tax-Free Bond ETF
Investment income:
Interest:
Unaffiliated issuers	$667,071	$1,194,202

Total investment income	667,071	1,194,202

Expenses:
Management fees (Note 3a)	160,802	408,858
Transfer agent fees	15,600	15,600
Custodian fees	1,262	1,450
Reports to shareholders	9,642	10,280
Registration and filing fees	14,958	23,365
Professional fees	45,107	45,250
Trustee fees (Note 3a)	1,160	2,768
Other	10,387	10,616

Total expenses	258,918	518,187
Expenses waived/paid by affiliates (Note 3c)	(181,733)	(319,303)

Net expenses	77,185	198,884

Net investment income	589,886	995,318

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(100,405)	(62,096)

Net realized gain (loss)	(100,405)	(62,096)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,451,268	616,576

Net change in unrealized appreciation (depreciation)	1,451,268	616,576

Net realized and unrealized gain (loss)	1,350,863	554,480

Net increase (decrease) in net assets resulting from operations	$1,940,749	$1,549,798

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF		Franklin Liberty Federal Tax-Free Bond ETF

	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$589,886	$210,664	$995,318	$383,073
Net realized gain (loss)	(100,405)	(14,462)	(62,096)	(195,163)
Net change in unrealized appreciation (depreciation)	1,451,268	(215,491)	616,576	681,191

Net increase (decrease) in net assets resulting from operations	1,940,749	(19,289)	1,549,798	869,101

Distributions to shareholders (Note 1d)	(611,513)	(240,496)	(1,352,931)	(528,067)

Capital share transactions: (Note 2)	28,420,573	5,132,298	97,349,967	19,513,471

Net increase (decrease) in net assets	29,749,809	4,872,513	97,546,834	19,854,505
Net assets:
Beginning of year	12,362,317	7,489,804	28,674,141	8,819,636

End of year	$42,112,126	$12,362,317	$126,220,975	$28,674,141

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	35

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-five separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index.

Effective 09/14/2020, the following name changes occurred:

Old name

*	Franklin Liberty Intermediate Municipal Opportunities ETF

*	Franklin Liberty Municipal Bond ETF

New name

*	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF

*	Franklin Liberty Federal Tax-Free Bond ETF

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a When-Issued Basis

Certain or all Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2021, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities). For the year ended March 31, 2021, all Creation Unit transactions were made in cash.

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	1,100,000	$28,420,573	250,000	$6,287,252
Shares redeemed	—	—	(50,000)	(1,154,954)

Net increase (decrease)	1,100,000	$28,420,573	200,000	$5,132,298

	Franklin Liberty Federal Tax-Free Bond ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	3,650,000	$98,699,200	800,000	$20,827,910
Shares redeemed	(50,000)	(1,349,233)	(50,000)	(1,314,439)

Net increase (decrease)	3,600,000	$97,349,967	750,000	$19,513,471

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers. Any one to be used- and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal Underwriter

a. Management Fees

The Funds pay an investment management fee to Advisers based on the daily net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

a. Management Fees (continued)

For the year ended March 31, 2021, each Fund’s gross effective investment management fee rate based on average daily net assets was as follows:

Annualized Fee Rate
Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF	0.625%
Franklin Liberty Federal Tax-Free Bond ETF	0.617%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Advisers have contractually agreed in advance to waive or limit its fees and to assume as their own expense certain expenses otherwise payable by the Funds so that the expenses (including acquired fund fees and expenses) for each of the Funds does not exceed 0.30%, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

d. Other Affiliated Transactions

At March 31, 2021, the shares of the Funds were owned by the following entities:

Fund	Shares	Outstanding Shares[a]

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF
Franklin High Yield Tax-Free Income	1,255,000	78.4%

Franklin Liberty Federal Tax-Free Bond ETF
Franklin Federal Limited-Term Tax-Free Income Fund	2515000	53.5%
Franklin Federal Intermediate-Term Tax-Free Income Fund	1,400,000	29.8%

	3,915,000	83.3%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2021, the capital loss carryforwards were as follows:

	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF	Franklin Liberty Federal Tax-Free Bond ETF
Capital loss carryforwards not subject to expiration:
Short term	$75,122	$319,758
Long term	162,794	39,440

Total capital loss carryforwards	$237,916	$359,198

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

4. Income Taxes (continued)

The tax character of distributions paid during the year ended March 31, 2021 and 2020 were as follows:

	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF		Franklin Liberty Federal Tax-Free Bond ETF

	2021	2020	2021	2020
Distributions paid from:
Tax exempt income	$611,513	$240,496	$1,352,931	$528,067
Ordinary income	—	—	—	—

Distributions paid from ordinary income	$611,513	$240,496	$1,352,931	$528,067

At March 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF	Franklin Liberty Federal Tax-Free Bond ETF
Cost of investments	$40,680,205	$120,907,092

Unrealized appreciation	$1,498,956	$2,443,007
Unrealized depreciation	(188,952)	(1,416,213)

Net unrealized appreciation (depreciation)	$1,310,004	$1,026,794

Distributions earning – undistributed tax except income	$85,097	$167,729

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2021, were as follows:

	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF	Franklin Liberty Federal Tax-Free Bond ETF
Purchases	$33,870,290	$101,770,384
Sales	$3,536,950	$7,859,505

6. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

7. Credit Risk and Defaulted Securities

At March 31, 2021, Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF had 49.94% and Franklin Liberty Federal Tax-Free Bond ETF had 0.46% of its portfolio invested in high yield securities, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

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NOTES TO FINANCIAL STATEMENTS

7. Credit Risk and Defaulted Securities (continued)

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest. At March 31, 2021, the aggregate long value of distressed company securities for which interest recognition has been discontinued representing 1.02% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At March 31, 2021, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

9. New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)–Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
CSCDA	California Statewide Communities Development Authority

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FRANKLIN TEMPLETON ETF TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin Liberty Intermediate Municipal Opportunities ETF and Franklin Liberty Municipal Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin Liberty Intermediate Municipal Opportunities ETF and Franklin Liberty Municipal Bond ETF (two of the funds constituting Franklin Templeton ETF Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2021, the related statements of operations for the year ended March 31, 2021, the statements of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 20, 2021

We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

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FRANKLIN TEMPLETON ETF TRUST

Tax information (unaudited)

Under Section 852(b)(5)(A) of the Internal Revenue Code, the Funds hereby report 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended March 31, 2021. A portion of the Funds’ exempt interest dividends may be subject to the federal alternative minimum tax. By mid-February 2022, shareholders will be notified of amounts for use in preparing their 2021 income tax returns.

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FRANKLIN TEMPLETON ETF TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2016	49	AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and PhonePe (December 2020) (payment and financial services); formerly, Axis Bank (financial) (2013-2021), FlipKart Limited (2019-December 2020) (eCommerce company); CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); Chief Executive Officer and Director, FinTech Evolution Acquisition (eCommerce company) (February 2021-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2020	49	IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present), LegalShield (consumer services) (2020-present); and formerly, Fluor Corporation (construction and engineering) (2014-2020) and Focus Financial Partner, LLC (financial services) (2018-2020).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution)) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	49	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	60	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton.

Breda M. Beckerle (1958) 280 Park Avenue New York, NY 10017	Chief Compliance Officer	Since November 2020	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 42 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 42 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 42 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 42 of the investment companies in Franklin Templeton.

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of three of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of three of the investment companies in Franklin Templeton.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 42 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 42 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2021 Franklin Templeton Investments. All rights reserved.		ETF4 A 05/21

ANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

March 31, 2021

Franklin FTSE Asia ex Japan ETF	Franklin FTSE Japan ETF
Franklin FTSE Australia ETF	Franklin FTSE Japan Hedged ETF
Franklin FTSE Brazil ETF	Franklin FTSE Latin America ETF
Franklin FTSE Canada ETF	Franklin FTSE Mexico ETF
Franklin FTSE China ETF	Franklin FTSE Russia ETF
Franklin FTSE Europe ETF	Franklin FTSE Saudi Arabia ETF
Franklin FTSE Europe Hedged ETF	Franklin FTSE South Africa ETF
Franklin FTSE France ETF	Franklin FTSE South Korea ETF
Franklin FTSE Germany ETF	Franklin FTSE Switzerland ETF
Franklin FTSE Hong Kong ETF	Franklin FTSE Taiwan ETF
Franklin FTSE India ETF	Franklin FTSE United Kingdom ETF
Franklin FTSE Italy ETF

Franklin Templeton

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

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ANNUAL REPORT

Economic and Market Overview

Global developed and emerging market equities, as measured by the FTSE All-World Index, advanced strongly during the 12 months ended March 31, 2021. Following sharp declines in early 2020 amid the onset of the novel coronavirus (COVID-19) pandemic, global equities began to rebound in the spring amid monetary and fiscal stimulus measures, easing lockdown restrictions, and vaccine and treatment development. Stocks declined again in September and October, due to geopolitical tensions and rising infection rates, but began to rebound in November as successful trials of COVID-19 vaccines, the start of vaccination programs and expectations for additional fiscal stimulus led many equity markets to reach new highs. Indications of economic recovery in many countries also helped drive stocks higher.

In the U.S., equities rallied following the initial shock of pandemic-related restrictions and mass layoffs, which pushed the unemployment rate to 14.8% in April 2020.1 Equities began to rebound in the spring amid the government’s fiscal and monetary stimulus measures, partial economic reopening, rising retail sales and optimism about treatments and potential vaccines for COVID-19. Following a record annualized decline in the second-quarter 2020 gross domestic product (GDP), resilient consumer spending helped drive the third-quarter GDP to expand at a record annualized rate, although growth slowed in the fourth quarter. Equities continued to rise during the summer but declined in the fall due to concerns about possible new restrictions amid rising COVID-19 infection rates and uncertainties about additional fiscal stimulus and the U.S. presidential election. Investor sentiment improved beginning in November following the outcome of the U.S. presidential election, the start of COVID-19 vaccination programs and the passage of a new U.S. stimulus bill. The U.S. economy’s continued recovery, with the unemployment rate ending the period at 6.0%, helped drive U.S. equities, as measured by the Standard & Poor’s® 500 Index, to reach all-time price highs in March 2021.1

The U.S. Federal Reserve (Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25% and continued its program of open-ended bond purchases to help keep markets functioning. Furthermore, the Fed reiterated that interest rates would potentially remain low, even if inflation moderately exceeded the Fed’s 2% target.

In the eurozone, economic recovery remained uneven, as growth resumed in the third quarter of 2020 but contracted in the fourth quarter. GDP growth rates varied widely among the region’s largest economies amid renewed lockdowns and delays in COVID-19 vaccine distribution. Germany’s and Spain’s GDP expanded modestly in the fourth quarter, while France’s contracted. Despite investor concerns about rising infection rates and a slow vaccination rollout, general optimism that successful vaccine programs would lift global growth, along with a Brexit resolution, contributed to strong gains for European developed market equities, as measured by the FTSE Developed Europe Index.

Asian developed and emerging market equities, as measured by the FTSE Asia Pacific Index, advanced sharply for the period. China, a key driver of regional economies, began to recover in the second quarter of 2020 and was the only major global economy to post positive GDP growth for full-year 2020 amid strong manufacturing gains. Despite paring gains in March 2021, Asian equity markets finished the period sharply higher amid optimism that economic revitalization would be further spurred by COVID-19 vaccines.

Global emerging market stocks, as measured by the FTSE Emerging Index, also rose significantly for the period. Improving economic activity, stabilizing oil prices and U.S. dollar weakness supported emerging market equities. Despite higher COVID-19 cases in some countries, emerging market stocks rallied amid easing political uncertainty, commencement of COVID-19 vaccinations and rising commodity prices.

The foregoing information reflects our analysis and opinions as of March 31, 2021. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: U.S. Bureau of Labor Statistics.

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Franklin FTSE Asia ex Japan ETF

This annual report for Franklin FTSE Asia ex Japan ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Asia ex Japan RIC Capped Index (the FTSE Asia ex Japan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Asia ex Japan Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +60.54% based on market price and +58.16% based on net asset value. In comparison, the FTSE Asia ex Japan Capped Index posted a +59.00% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Asia ex Japan Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Banks	9.8%
Semiconductors & Semiconductor Equipment	9.8%
Internet & Direct Marketing Retail	9.3%
Interactive Media & Services	8.2%
Technology Hardware, Storage & Peripherals	6.3%
Insurance	4.7%
Real Estate Management & Development	3.5%
Electronic Equipment, Instruments & Components	3.1%
Automobiles	3.0%
Oil, Gas & Consumable Fuels	2.8%

replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Asia ex Japan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Asia ex Japan Capped Index is based on the FTSE Asia ex Japan Index and is designed to measure the performance of large- and mid-capitalization stocks from developed and emerging Asian countries, excluding Japan. The Chinese constituents in the FTSE Asia ex Japan Capped Index are represented by H-shares, B-shares, A-shares, N-shares, Red Chips, P-Chips and S-Chips.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 142.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	6.7%
Tencent Holdings Ltd. Interactive Media & Services, China	6.1%
Alibaba Group Holding Ltd. Internet & Direct Marketing Retail, China	5.4%
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	4.6%
AIA Group Ltd. Insurance, Hong Kong	2.0%
Meituan Dianping S, B, Reg S Internet & Direct Marketing Retail, China	1.9%
Reliance Industries Ltd. Oil, Gas & Consumable Fuels, India	1.2%
China Construction Bank Corp., A, H Banks, China	1.1%
Hong Kong Exchanges and Clearing Ltd. Capital Markets, Hong Kong	1.0%
JD.com Inc., ADR Internet & Direct Marketing Retail, China	1.0%

Top 10 Countries

3/31/21

% of Total Net Assets
China	40.9%
Taiwan	15.4%
South Korea	14.8%
India	11.5%
Hong Kong	7.4%
Singapore	2.8%
Thailand	2.3%
Malaysia	1.8%
Indonesia	1.4%
Philippines	0.8%

Manager’s Discussion

For the fiscal year ended March 31, 2021, the sectors that contributed most to the Fund’s absolute performance were information technology, consumer discretionary and financials. Individual holdings that lifted the Fund’s absolute return included Taiwan Semiconductor Manufacturing, Tencent Holdings and Samsung Electronics.

For the same period, no sectors detracted from the Fund’s absolute performance. Individual holdings that hindered the Fund’s absolute return included China Mobile, China Tower and Ascendas REIT.

Thank you for your participation in Franklin FTSE Asia ex Japan ETF. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+58.16%	+60.54%	+58.16%	+60.54%
3-Year	+29.14%	+27.28%	+8.90%	+8.37%
Since Inception (2/6/18)	+28.86%	+29.86%	+8.40%	+8.66%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN FTSE ASIA EX JAPAN ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

2/6/18–3/31/21

See page 7 for Performance Summary footnotes.

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FRANKLIN FTSE ASIA EX JAPAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.434564

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of issuers in Asian countries involve risks that are specific to Asia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Asia ex Japan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Asia ex Japan Capped Index is based on the FTSE Asia ex Japan Index and is designed to measure the performance of large- and mid-capitalization stocks from developed and emerging Asian countries, excluding Japan. The Chinese constituents in the FTSE Asia ex Japan Capped Index are represented by H-shares, B-shares, N-shares, Red Chips, P-Chips and S-Chips.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,223.40	$1.05	$1,023.98	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

8	Annual Report	franklintempleton.com

Franklin FTSE Australia ETF

This annual report for Franklin FTSE Australia ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Australia RIC Capped Index (the FTSE Australia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Australia Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +68.25% based on market price and +71.72% based on net asset value. In comparison, the FTSE Australia Capped Index posted a +71.61% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Australia Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Banks	24.7%
Metals & Mining	17.4%
Biotechnology	7.1%
Equity Real Estate Investment Trusts (REITs)	6.0%
Food & Staples Retailing	4.5%
Capital Markets	4.5%
Oil, Gas & Consumable Fuels	3.9%
Multiline Retail	3.7%
Transportation Infrastructure	3.2%
Hotels, Restaurants & Leisure	2.8%

replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Australia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Australia Capped Index is based on the FTSE Australia Index and is designed to measure the performance of Australian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 177.

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FRANKLIN FTSE AUSTRALIA ETF

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
Commonwealth Bank of Australia Banks, Australia	9.0%
BHP Group Ltd. Metals & Mining, Australia	7.9%
CSL Ltd. Biotechnology, Australia	7.1%
Westpac Banking Corp. Banks, Australia	5.3%
National Australia Bank Ltd. Banks, Australia	5.0%
Australia & New Zealand Banking Group Ltd. Banks, Australia	4.7%
Wesfarmers Ltd. Multiline Retail, Australia	3.5%
Woolworths Group Ltd. Food & Staples Retailing, Australia	3.0%
Macquarie Group Ltd. Capital Markets, Australia	3.0%
Rio Tinto Ltd. Metals & Mining, Australia	2.4%

Manager’s Discussion

For the fiscal year ended March 31, 2021, the sectors that contributed most to the Fund’s absolute performance were financials, materials and consumer discretionary. Individual holdings that lifted the Fund’s absolute return included BHP Group, Commonwealth Bank of Australia and National Australia Bank.

For the same period, no sectors detracted from the Fund’s absolute performance. Individual holdings that hindered the Fund’s absolute return included Appen, AGL Energy and Insurance Australia Group.

Thank you for your participation in Franklin FTSE Australia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE AUSTRALIA ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+71.72%	+68.25%	+71.72%	+68.25%
3-Year	+31.75%	+30.71%	+9.63%	+9.34%
Since Inception (11/2/17)	+29.06%	+29.33%	+7.77%	+7.84%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 13 for Performance Summary footnotes.

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FRANKLIN FTSE AUSTRALIA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/21

See page 13 for Performance Summary footnotes.

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FRANKLIN FTSE AUSTRALIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.615871

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Australian issuers involve risks that are specific to Australia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Australia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Australia Capped Index is based on the FTSE Australia Index and is designed to measure the performance of Australian large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE AUSTRALIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,269.00	$0.51	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

14	Annual Report	franklintempleton.com

Franklin FTSE Brazil ETF

This annual report for Franklin FTSE Brazil ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Brazil RIC Capped Index (the FTSE Brazil Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Brazil Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +47.09% based on market price and +46.83% based on net asset value. In comparison, the FTSE Brazil Capped Index posted a +47.06% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Brazil Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Metals & Mining	18.9%
Banks	18.1%
Oil, Gas & Consumable Fuels	11.1%
Capital Markets	6.1%
Electric Utilities	5.1%
Multiline Retail	5.0%
Health Care Providers & Services	3.9%
Road & Rail	3.0%
Beverages	3.0%
Food Products	2.7%

the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Brazil Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Brazil Capped Index is based on the FTSE Brazil Index and is designed to measure the performance of Brazilian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 181.

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FRANKLIN FTSE BRAZIL ETF

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
Vale SA Metals & Mining, Brazil	14.7%
Itau Unibanco Holding SA Banks, Brazil	6.1%
Banco Bradesco SA Banks, Brazil	5.2%
B3 SA - Brasil Bolsa Balcao Capital Markets, Brazil	5.1%
Petroleo Brasileiro SA Oil, Gas & Consumable Fuels, Brazil	5.0%
Petroleo Brasileiro SA Oil, Gas & Consumable Fuels, Brazil	4.0%
Ambev SA Beverages, Brazil	3.0%
WEG SA Electrical Equipment, Brazil	2.5%
Magazine Luiza SA Multiline Retail, Brazil	2.4%
Suzano SA Paper & Forest Products, Brazil	2.3%

Manager’s Discussion

For the fiscal year ended March 31, 2021, the sectors that contributed most to the Fund’s absolute performance were materials, financials and energy. Individual holdings that lifted the Fund’s absolute return included Vale, Petroleo Brasileiro and B3 – Brasil Bolsa Balcao.

For the same period, the only sector that detracted from the Fund’s absolute performance was communication services. Individual holdings that hindered the Fund’s absolute return included IRB Brasil Resseguros, Telefonica Brasil and CVC Brasil Operadora e Agencia de Viagens.

Thank you for your participation in Franklin FTSE Brazil ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

16	Annual Report	franklintempleton.com

FRANKLIN FTSE BRAZIL ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/7/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+46.83%	+47.09%	+46.83%	+47.09%
3-Year	-17.78%	-18.34%	-6.32%	-6.53%
Since Inception (11/3/17)	-5.57%	-5.26%	-1.67%	-1.57%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 19 for Performance Summary footnotes.

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FRANKLIN FTSE BRAZIL ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/3/17–3/31/21

See page 19 for Performance Summary footnotes.

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FRANKLIN FTSE BRAZIL ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.528636

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sector, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates and political unrest. Investments in securities of Brazilian issuers involve risks that are specific to Brazil, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Brazil Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Brazil Capped Index is based on the FTSE Brazil Index and is designed to measure the performance of Brazilian large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	19

FRANKLIN FTSE BRAZIL ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,232.20	$1.06	$1,023.98	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

20	Annual Report	franklintempleton.com

Franklin FTSE Canada ETF

This annual report for Franklin FTSE Canada ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Canada RIC Capped Index (the FTSE Canada Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Canada Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +58.62% based on market price and +59.10% based on net asset value. In comparison, the FTSE Canada Capped Index posted a +58.52% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 23.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Canada Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Banks	29.0%
Oil, Gas & Consumable Fuels	14.0%
IT Services	9.1%
Road & Rail	8.7%
Insurance	7.9%
Metals & Mining	6.4%
Capital Markets	4.0%
Food & Staples Retailing	3.4%
Chemicals	2.0%
Commercial Services & Supplies	1.8%

replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Canada Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Canada Capped Index is based on the FTSE Canada Index and is designed to measure the performance of Canadian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 185.

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FRANKLIN FTSE CANADA ETF

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
Royal Bank of Canada Banks, Canada	8.5%
Shopify Inc., A IT Services, Canada	7.9%
The Toronto-Dominion Bank Banks, Canada	7.6%
Canadian National Railway Co. Road & Rail, Canada	5.3%
The Bank of Nova Scotia Banks, Canada	4.9%
Enbridge Inc. Oil, Gas & Consumable Fuels, Canada	4.8%
Brookfield Asset Management Inc., A Capital Markets, Canada	3.8%
Bank of Montreal Banks, Canada	3.7%
Canadian Pacific Railway Ltd. Road & Rail, Canada	3.4%
TC Energy Corp. Oil, Gas & Consumable Fuels, Canada	2.9%

Manager’s Discussion

For the fiscal year ended March 31, 2021, the sectors that contributed most to the Fund’s absolute performance were financials, information technology and energy. Individual holdings that lifted the Fund’s absolute return included Shopify, Royal Bank of Canada and The Toronto-Dominion Bank.

For the same period, no sectors detracted from the Fund’s absolute performance. Similarly, no individual holdings hindered the Fund’s absolute return.

Thank you for your participation in Franklin FTSE Canada ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

22	Annual Report	franklintempleton.com

FRANKLIN FTSE CANADA ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+59.10%	+58.62%	+59.10%	+58.62%
3-Year	+37.56%	+37.69%	+11.22%	+11.25%
Since Inception (11/2/17)	+31.97%	+32.37%	+8.48%	+8.58%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 25 for Performance Summary footnotes.

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FRANKLIN FTSE CANADA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/21

See page 25 for Performance Summary footnotes.

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FRANKLIN FTSE CANADA ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.682955

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Canadian issuers involve risks that are specific to Canada, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Canada Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Canada Capped Index is based on the FTSE Canada Index and is designed to measure the performance of Canadian large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE CANADA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,255.50	$0.51	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

26	Annual Report	franklintempleton.com

Franklin FTSE China ETF

This annual report for Franklin FTSE China ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE China RIC Capped Index (the FTSE China Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE China Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +46.71% based on market price and +44.67% based on net asset value. In comparison, the FTSE China Capped Index posted a +45.12% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 29.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE China Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Internet & Direct Marketing Retail	23.2%
Interactive Media & Services	18.0%
Banks	9.4%
Insurance	4.3%
Real Estate Management & Development	4.2%
Automobiles	4.1%
Entertainment	2.5%
Beverages	2.4%
Pharmaceuticals	1.9%
Capital Markets	1.8%

replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE China Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE China Capped Index is based on the FTSE China Index and is designed to measure the performance of Chinese large- and mid-capitalization stocks, as represented by H-shares, B-shares, A-shares, N-shares, Red Chips, P-Chips and S-Chips.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 188.

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FRANKLIN FTSE CHINA ETF

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
Tencent Holdings Ltd. Interactive Media & Services, China	15.1%
Alibaba Group Holding Ltd. Internet & Direct Marketing Retail, China	13.4%
Meituan Dianping, B, Reg S Internet & Direct Marketing Retail, China	4.7%
China Construction Bank Corp., H Banks, China	2.6%
JD.com Inc., ADR Internet & Direct Marketing Retail, China	2.5%
Ping An Insurance Group Co. of China Ltd., A, H Insurance, China	2.4%
Baidu Inc., ADR Interactive Media & Services, China	2.0%
Industrial and Commercial Bank of China Ltd., H Banks, China	1.9%
NIO Inc., ADR Automobiles, China	1.6%
NetEase Inc. Entertainment, China	1.3%

Manager’s Discussion

For the fiscal year ended March 31, 2021, the sectors that contributed most to the Fund’s absolute performance were consumer discretionary, communication services and health care. Individual holdings that lifted the Fund’s absolute return included Tencent Holdings, Alibaba Group Holding and Meituan Dianping.

For the same period, no sectors detracted from the Fund’s absolute performance. Individual holdings that hindered the Fund’s absolute return included China Mobile, China Tower and Kuaishou Technology.

Thank you for your participation in Franklin FTSE China ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

28	Annual Report	franklintempleton.com

FRANKLIN FTSE CHINA ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+44.67%	+46.71%	+44.67%	+46.71%
3-Year	+28.40%	+27.62%	+8.69%	+8.47%
Since Inception (11/2/17)	+33.76%	+35.40%	+8.91%	+9.30%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 31 for Performance Summary footnotes.

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FRANKLIN FTSE CHINA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/21

See page 31 for Performance Summary footnotes.

30	Annual Report	franklintempleton.com

FRANKLIN FTSE CHINA ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.291059

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. China may be subject to considerable degrees of economic, political and social instability. Investments in securities of Chinese issuers involve risks that are specific to China, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE China Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE China Capped Index is based on the FTSE China Index and is designed to measure the performance of Chinese large- and mid-capitalization stocks, as represented by H-shares, B-shares, N-shares, Red Chips, P-Chips and S-Chips.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE CHINA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,112.00	$1.00	$1,023.98	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

32	Annual Report	franklintempleton.com

Franklin FTSE Europe ETF

This annual report for Franklin FTSE Europe ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe RIC Capped Index (the FTSE Developed Europe Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Developed Europe Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +46.06% based on market price and +46.23% based on net asset value. In comparison, the FTSE Developed Europe Capped Index posted a +45.96% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 35.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better.

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Pharmaceuticals	9.2%
Banks	7.1%
Insurance	5.5%
Oil, Gas & Consumable Fuels	4.4%
Textiles, Apparel & Luxury Goods	4.4%
Food Products	4.2%
Chemicals	3.9%
Machinery	3.3%
Semiconductors & Semiconductor Equipment	3.3%
Metals & Mining	3.0%

A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Developed Europe Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Index is based on the FTSE Developed Europe Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 208.

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FRANKLIN FTSE EUROPE ETF

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
Nestle SA Food Products, Switzerland	2.9%
ASML Holding NV Semiconductors & Semiconductor Equipment, Netherlands	2.3%
Roche Holding AG Pharmaceuticals, Switzerland	2.1%
Novartis AG Pharmaceuticals, Switzerland	1.7%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods, France	1.6%
Unilever PLC Personal Products, United Kingdom	1.3%
SAP SE Software, Germany	1.3%
AstraZeneca PLC Pharmaceuticals, United Kingdom	1.2%
Siemens AG Industrial Conglomerates, Germany	1.2%
HSBC Holdings PLC Bank, United Kingdom	1.1%

Top 10 Countries

3/31/21

% of Total Net Assets
United Kingdom	21.7%
France	16.4%
Germany	15.0%
Switzerland	14.4%
Netherlands	6.4%
Sweden	5.9%
Spain	3.8%
Denmark	3.6%
Italy	3.4%
Finland	2.1%

Manager’s Discussion

For the fiscal year ended March 31, 2021, the sectors that contributed most to the Fund’s absolute performance were industrials, financials and consumer discretionary. Individual holdings that lifted the Fund’s absolute return included ASML Holding, Siemens and LVMH Moet Hennessy Louis Vuitton.

For the same period, no sectors detracted from the Fund’s absolute performance. Individual holdings that hindered the Fund’s absolute return included Wirecard, Galapagos and Grifols.

Thank you for your participation in Franklin FTSE Europe ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

34	Annual Report	franklintempleton.com

FRANKLIN FTSE EUROPE ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+46.23%	+46.06%	+46.23%	+46.06%
3-Year	+19.09%	+18.53%	+6.00%	+5.83%
Since Inception (11/2/17)	+18.79%	+18.89%	+5.18%	+5.21%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 37 for Performance Summary footnotes.

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FRANKLIN FTSE EUROPE ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/21

See page 37 for Performance Summary footnotes.

36	Annual Report	franklintempleton.com

FRANKLIN FTSE EUROPE ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.489423

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of issuers in European countries involve risks that are specific to Europe, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Developed Europe Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Index is based on the FTSE Developed Europe Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	37

FRANKLIN FTSE EUROPE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,204.30	$0.49	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

38	Annual Report	franklintempleton.com

Franklin FTSE Europe Hedged ETF

This annual report for Franklin FTSE Europe Hedged ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe RIC Capped Hedged to USD Index (the FTSE Developed Europe Capped Hedged Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Developed Europe Capped Hedged Index and in depositary receipts representing such securities, including indirectly through Franklin FTSE Europe ETF (Underlying Fund).

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +39.21% based on market price and +36.92% based on net asset value. In comparison, the FTSE Developed Europe Capped Hedged Index posted a +36.76% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 41.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Capped Hedged Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Pharmaceuticals	9.2%
Banks	7.1%
Insurance	5.5%
Textiles, Apparel & Luxury Goods	4.4%
Oil, Gas & Consumable Fuels	4.4%
Food Products	4.1%
Chemicals	3.9%
Machinery	3.3%
Semiconductors & Semiconductor Equipment	3.2%
Metals & Mining	3.0%

Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. We intend to enter into monthly foreign currency forward contracts and/or currency futures contracts designed to offset the Fund’s exposure to the component currencies, in order to replicate the hedge impact incorporated in the calculation of the Underlying Index. The Fund’s exposure to foreign currency forward contracts and currency futures contracts is based on the aggregate exposure of the Fund to the component currencies. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Developed Europe Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Hedged Index is based on the FTSE Developed Europe Hedged to USD Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries. The FTSE Developed Europe Capped Hedged Index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the FTSE Developed Europe Capped Hedged Index.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 222.

franklintempleton.com	Annual Report	39

FRANKLIN FTSE EUROPE HEDGED ETF

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
Nestle SA Food Products, Switzerland	2.9%
ASML Holding NV Semiconductors & Semiconductor Equipment, Netherlands	2.3%
Roche Holding AG Pharmaceuticals, Switzerland	2.2%
Novartis AG Pharmaceuticals, Switzerland	1.7%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods, France	1.6%
Royal Dutch Shell Plc, A, B Oil, Gas & Consumable Fuels, United Kingdom	1.4%
Unilever PLC Personal Products, United Kingdom	1.3%
SAP SE Software, Germany	1.3%
AstraZeneca PLC Pharmaceuticals, United Kingdom	1.2%
Siemens AG Industrial Conglomerates, Germany	1.2%

Top 10 Countries

3/31/21

% of Total Net Assets
United Kingdom	21.7%
France	16.4%
Germany	15.0%
Switzerland	14.4%
Netherlands	6.3%
Sweden	5.9%
Spain	3.8%
Denmark	3.6%
Italy	3.4%
Finland	2.1%

Manager’s Discussion

For the fiscal year ended March 31, 2021, the sectors that contributed most to the Fund’s absolute performance were industrials, financials and consumer discretionary. Individual holdings that lifted the Fund’s absolute return included ASML Holding, Siemens and LVMH Moet Hennessy Louis Vuitton.

For the same period, no sectors detracted from the Fund’s absolute performance. Individual holdings that hindered the Fund’s absolute return included Wirecard, Galapagos and Grifols. The Fund’s use of currency forward contracts—designed to offset the Fund’s exposure to the component currencies and to replicate the hedge impact incorporated in the calculation of the Underlying Index—also detracted from the Fund’s absolute performance.

Thank you for your participation in Franklin FTSE Europe Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

40	Annual Report	franklintempleton.com

FRANKLIN FTSE EUROPE HEDGED ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+36.92%	+39.21%	+36.92%	+39.21%
3-Year	+30.85%	+29.52%	+9.38%	+9.00%
Since Inception (11/2/17)	+24.82%	+25.67%	+6.72%	+6.94%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 43 for Performance Summary footnotes.

franklintempleton.com	Annual Report	41

FRANKLIN FTSE EUROPE HEDGED ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/21

See page 43 for Performance Summary footnotes.

42	Annual Report	franklintempleton.com

FRANKLIN FTSE EUROPE HEDGED ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.465815

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of issuers in European countries involve risks that are specific to Europe, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. While the Fund’s use of foreign currency forward contracts and/or currency futures contracts is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the component currencies. The return of these currency hedging instruments will not perfectly offset the actual fluctuations between the component currencies and the U.S. dollar. Currency hedges are sometimes subject to imperfect matching between the derivative instruments and the currencies that the derivative instruments intend to hedge, and there can be no assurance that the Fund’s hedging transactions will be effective. The Fund’s exposure to the component currencies may not be fully hedged at all times. Because the Fund’s currency hedge is generally reset on a monthly basis, currency risk can develop or increase intra-month. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Developed Europe Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Hedged Index is based on the FTSE Developed Europe Hedged to USD Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries. The FTSE Developed Europe Capped Hedged Index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the FTSE Developed Europe Capped Hedged Index.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE EUROPE HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,192.50	$0.49	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE France ETF

This annual report for Franklin FTSE France ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE France RIC Capped Index (the FTSE France Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE France Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +51.30% based on market price and +49.47% based on net asset value. In comparison, the FTSE France Capped Index posted a +49.21% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 47.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE France Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Textiles, Apparel & Luxury Goods	17.1%
Aerospace & Defense	6.8%
Oil, Gas & Consumable Fuels	6.5%
Pharmaceuticals	6.3%
Electrical Equipment	6.0%
Banks	5.9%
Personal Products	5.3%
Chemicals	4.8%
IT Services	3.8%
Construction & Engineering	3.6%

replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE France Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE France Capped Index is based on the FTSE France Index and is designed to measure the performance of French large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 237.

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FRANKLIN FTSE FRANCE ETF

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods, France	9.5%
Total SE Oil, Gas & Consumable Fuels, France	6.5%
Sanofi Pharmaceuticals, France	6.2%
L’Oreal SA Personal Products, France	5.3%
Schneider Electric SE Electrical Equipment, France	4.6%
Air Liquide SA Chemicals, France	4.3%
BNP Paribas SA Banks, France	3.8%
Airbus SE Aerospace & Defense, France	3.6%
AXA SA Insurance, France	3.0%
Kering SA Textiles, Apparel & Luxury Goods, France	2.9%

Manager’s Discussion

For the fiscal year ended March 31, 2021, the sectors that contributed most to the Fund’s absolute performance were consumer discretionary, industrials and financials. Individual holdings that lifted the Fund’s absolute return included LVMH Moet Hennessy Louis Vuitton, Schneider Electric and BNP Paribas.

For the same period, no sectors detracted from the Fund’s absolute performance. Individual holdings that hindered the Fund’s absolute return included Casino Guichard-Perrachon, Air France-KLM and ICADE.

Thank you for your participation in Franklin FTSE France ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE FRANCE ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+49.47%	+51.30%	+49.47%	+51.30%
3-Year	+20.14%	+18.65%	+6.31%	+5.87%
Since Inception (11/2/17)	+20.45%	+20.69%	+5.61%	+5.67%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 49 for Performance Summary footnotes.

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FRANKLIN FTSE FRANCE ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/21

See page 49 for Performance Summary footnotes.

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FRANKLIN FTSE FRANCE ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.403821

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of French issuers involve risks that are specific to France, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE France Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE France Capped Index is based on the FTSE France Index and is designed to measure the performance of French large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	49

FRANKLIN FTSE FRANCE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,245.60	$0.50	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

50	Annual Report	franklintempleton.com

Franklin FTSE Germany ETF

This annual report for Franklin FTSE Germany ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Germany RIC Capped Index (the FTSE Germany Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Germany Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +60.97% based on market price and +59.79% based on net asset value. In comparison, the FTSE Germany Capped Index posted a +59.42% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 53.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Germany Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Automobiles	12.0%
Insurance	10.2%
Software	9.3%
Industrial Conglomerates	8.1%
Chemicals	7.8%
Pharmaceuticals	5.3%
Diversified Telecommunication Services	4.5%
Real Estate Management & Development	4.5%
Textiles, Apparel & Luxury Goods	4.4%
Capital Markets	3.6%

replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Germany Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Germany Capped Index is based on the FTSE Germany Index and is designed to measure the performance of German large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 240.

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FRANKLIN FTSE GERMANY ETF

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
SAP SE Software, Germany	8.7%
Siemens AG Industrial Conglomerates, Germany	7.8%
Allianz SE Insurance, Germany	6.6%
BASF SE Chemicals, Germany	4.8%
Daimler AG Automobiles, Germany	4.6%
Deutsche Telekom AG Diversified Telecommunication Services, Germany	4.1%
Volkswagen AG Automobiles, Germany	3.9%
Bayer AG Pharmaceuticals, Germany	3.9%
Adidas AG Textiles, Apparel & Luxury Goods, Germany	3.8%
Infineon Technologies AG Semiconductors & Semiconductor Equipment, Germany	3.5%

Manager’s Discussion

For the fiscal year ended March 31, 2021, the sectors that contributed most to the Fund’s absolute performance were consumer discretionary, industrials and financials. Individual holdings that lifted the Fund’s absolute return included Siemens, Daimler and Allianz.

For the same period, no sectors detracted from the Fund’s absolute performance. The only individual holdings that hindered the Fund’s absolute return were Wirecard and Grenkeleasing.

Thank you for your participation in Franklin FTSE Germany ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

52	Annual Report	franklintempleton.com

FRANKLIN FTSE GERMANY ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+59.79%	+60.97%	+59.79%	+60.97%
3-Year	+14.42%	+14.10%	+4.59%	+4.50%
Since Inception (11/2/17)	+10.17%	+10.17%	+2.88%	+2.88%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 55 for Performance Summary footnotes.

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FRANKLIN FTSE GERMANY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/21

See page 55 for Performance Summary footnotes.

54	Annual Report	franklintempleton.com

FRANKLIN FTSE GERMANY ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.649004

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of German issuers involve risks that are specific to Germany, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Germany Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Germany Capped Index is based on the FTSE Germany Index and is designed to measure the performance of German large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	55

FRANKLIN FTSE GERMANY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,160.90	$0.48	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Hong Kong ETF

This annual report for Franklin FTSE Hong Kong ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Hong Kong RIC Capped Index (the FTSE Hong Kong Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Hong Kong Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +42.79% based on market price and +41.14% based on net asset value. In comparison, the FTSE Hong Kong Capped Index posted a +41.41% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 59.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Hong Kong Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Insurance	19.7%
Real Estate Management & Development	16.5%
Capital Markets	12.7%
Hotels, Restaurants & Leisure	7.3%
Industrial Conglomerates	7.2%
Banks	5.0%
Electric Utilities	4.6%
Machinery	3.6%
Equity Real Estate Investment Trusts (REITs)	3.3%
Food Products	3.1%

replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Hong Kong Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Hong Kong Capped Index is based on the FTSE Hong Kong Index and is designed to measure the performance of Hong Kong large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 243.

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FRANKLIN FTSE HONG KONG ETF

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
AIA Group Ltd. Insurance, Hong Kong	19.7%
Hong Kong Exchanges & Clearing Ltd. Capital Markets, Hong Kong	12.5%
Sun Hung Kai Properties Ltd. Real Estate Management & Development, Hong Kong	3.6%
CK Hutchison Holdings Ltd. Industrial Conglomerates, Hong Kong	3.6%
Techtronic Industries Co. Ltd. Machinery, Hong Kong	3.6%
Galaxy Entertainment Group Ltd. Hotels, Restaurants & Leisure, Macau	3.2%
Link REIT Equity Real Estate Investment Trusts (REITs), Hong Kong	3.2%
Hong Kong & China Gas Co. Ltd. Gas Utilities, Hong Kong	2.7%
CLP Holdings Ltd. Electric Utilities, Hong Kong	2.7%
CK Asset Holdings Ltd. Real Estate Management & Development, Hong Kong	2.4%

Manager’s Discussion

For the fiscal year ended March 31, 2021, the sectors that contributed most to the Fund’s absolute performance were financials, consumer discretionary and industrials. Individual holdings that lifted the Fund’s absolute return included Hong Kong Exchanges and Clearing, AIA Group and Techtronic.

For the same period, the only sector that detracted from the Fund’s absolute performance was energy. Individual holdings that hindered the Fund’s absolute return included Sun Art Retail Group, WH Group and Television Broadcasts.

Thank you for your participation in Franklin FTSE Hong Kong ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE HONG KONG ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+41.14%	+42.79%	+41.14%	+42.79%
3-Year	+17.19%	+15.92%	+5.43%	+5.05%
Since Inception (11/2/17)	+21.52%	+22.56%	+5.89%	+6.15%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 61 for Performance Summary footnotes.

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FRANKLIN FTSE HONG KONG ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/21

See page 61 for Performance Summary footnotes.

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FRANKLIN FTSE HONG KONG ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.811670

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Hong Kong issuers involve risks that are specific to Hong Kong, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Hong Kong Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Hong Kong Capped Index is based on the FTSE Hong Kong Index and is designed to measure the performance of Hong Kong large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE HONG KONG ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,259.10	$0.51	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE India ETF

This annual report for Franklin FTSE India ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE India RIC Capped Index (the FTSE India Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE India Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +78.65% based on market price and +74.87% based on net asset value. In comparison, the FTSE India Capped Index posted a +80.68% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 65.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE India Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
IT Services	17.4%
Oil, Gas & Consumable Fuels	13.1%
Thrifts & Mortgage Finance	7.4%
Banks	6.8%
Automobiles	5.2%
Pharmaceuticals	4.2%
Chemicals	3.9%
Metals & Mining	3.5%
Household Products	3.5%
Construction Materials	3.4%

the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE India Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE India Capped Index is based on the FTSE India Index and is designed to measure the performance of Indian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 246.

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FRANKLIN FTSE INDIA ETF

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
Reliance Industries Ltd. Oil, Gas & Consumable Fuels, India	10.2%
Infosys Ltd. IT Services, India	8.1%
Housing Development Finance Corp. Ltd. Thrifts & Mortgage Finance, India	7.1%
Tata Consultancy Services Ltd. IT Services, India	5.2%
Hindustan Unilever Ltd. Household Products, India	3.5%
Axis Bank Ltd. Banks, India	2.6%
Bharti Airtel Ltd. Wireless Telecommunication Services, India	1.9%
Bajaj Finance Ltd. Consumer Finance, India	1.9%
HCL Technologies Ltd. IT Services, India	1.8%
Asian Paints Ltd. Chemicals, India	1.7%

Manager’s Discussion

For the fiscal year ended March 31, 2021, the sectors that contributed most to the Fund’s absolute performance were information technology, financials and energy. Individual holdings that lifted the Fund’s absolute return included Reliance Industries, Infosys and Housing Development Finance.

For the same period, no sectors detracted from the Fund’s absolute performance. Individual holdings that hindered the Fund’s absolute return included Yes Bank, Bayer Cropscience and Rajesh Exports.

Thank you for your participation in Franklin FTSE India ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE INDIA ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+74.87%	+78.65%	+74.87%	+78.65%
3-Year	+25.11%	+24.21%	+7.75%	+7.49%
Since Inception (2/6/18)	+19.94%	+21.23%	+5.95%	+6.31%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 67 for Performance Summary footnotes.

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FRANKLIN FTSE INDIA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

2/6/18–3/31/21

See page 67 for Performance Summary footnotes.

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FRANKLIN FTSE INDIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.178538

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. There are special risks associated with investments in India, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, and exchange control regulations (including currency blockage). Investments in securities of Indian issuers involve risks that are specific to India, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE India Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE India Capped Index is based on the FTSE India Index and is designed to measure the performance of Indian large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE INDIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,258.00	$1.07	$1,023.98	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Italy ETF

This annual report for Franklin FTSE Italy ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Italy RIC Capped Index (the FTSE Italy Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Italy Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +55.47% based on market price and +54.64% based on net asset value. In comparison, the FTSE Italy Capped Index posted a +54.51% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 71.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Italy Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Electric Utilities	20.1%
Banks	18.5%
Automobiles	13.1%
Insurance	7.8%
Oil, Gas & Consumable Fuels	7.0%
Gas Utilities	3.9%
Diversified Telecommunication Services	3.4%
Machinery	3.4%
Diversified Financial Services	3.0%
Textiles, Apparel & Luxury Goods	2.7%

the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Italy Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Italy Capped Index is based on the FTSE Italy Index and is designed to measure the performance of Italian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 251.

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FRANKLIN FTSE ITALY ETF

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
Enel SpA Electric Utilities, Italy	17.3%
Intesa Sanpaolo SpA Banks, Italy	9.5%
Stellantis NV Automobiles, Netherlands	8.2%
Eni SpA Oil, Gas & Consumable Fuels, Italy	7.0%
Assicurazioni Generali SpA Insurance, Italy	5.9%
Ferrari NV Automobiles, Italy	4.9%
UniCredit SpA Banks, Italy	4.3%
CNH Industrial NV Machinery, United Kingdom	3.4%
Snam SpA Gas Utilities, Italy	3.0%
Terna Rete Elettrica Nazionale SpA Electric Utilities, Italy	2.8%

Manager’s Discussion

For the fiscal year ended March 31, 2021, the sectors that contributed most to the Fund’s absolute performance were financials, utilities and consumer discretionary. Individual holdings that lifted the Fund’s absolute return included Enel, Stellantis and Intesa Sanpaolo.

For the same period, no sectors detracted from the Fund’s absolute performance. Individual holdings that hindered the Fund’s absolute return included Saipem, Mediaset and Faurecia.

Thank you for your participation in Franklin FTSE Italy ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE ITALY ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+54.64%	+55.47%	+54.64%	+55.47%
3-Year	+10.57%	+12.75%	+3.41%	+4.08%
Since Inception (11/2/17)	+14.10%	+14.31%	+3.95%	+4.00%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 73 for Performance Summary footnotes.

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FRANKLIN FTSE ITALY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/21

See page 73 for Performance Summary footnotes.

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FRANKLIN FTSE ITALY ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.576935

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Italian issuers involve risks that are specific to Italy, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Italy Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Italy Capped Index is based on the FTSE Italy Index and is designed to measure the performance of Italian large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE ITALY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,290.70	$0.51	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Japan ETF

This annual report for Franklin FTSE Japan ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Index (the FTSE Japan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +42.24% based on market price and +40.23% based on net asset value. In comparison, the FTSE Japan Capped Index posted a +40.06% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 77.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Automobiles	6.8%
Electronic Equipment, Instruments & Components	6.1%
Pharmaceuticals	5.8%
Machinery	5.6%
Banks	4.8%
Chemicals	4.7%
Wireless Telecommunication Services	4.6%
Household Durables	4.4%
Trading Companies & Distributors	3.6%
Road & Rail	3.2%

1. The FTSE Japan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Index is based on the FTSE Japan Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 253.

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FRANKLIN FTSE JAPAN ETF

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
Toyota Motor Corp. Automobiles, Japan	4.3%
Sony Corp. Household Durables, Japan	2.9%
SoftBank Group Corp. Wireless Telecommunication Services, Japan	2.6%
Keyence Corp. Electronic Equipment, Instruments & Components, Japan	1.8%
Shin-Etsu Chemical Co. Ltd. Chemicals, Japan	1.5%
Mitsubishi UFJ Financial Group Inc. Banks, Japan	1.5%
Recruit Holdings Co. Ltd. Professional Services, Japan	1.5%
Tokyo Electron Ltd. Semiconductors & Semiconductor Equipment, Japan	1.4%
Nintendo Co. Ltd. Entertainment, Japan	1.3%
Nidec Corp. Electrical Equipment, Japan	1.3%

Manager’s Discussion

For the fiscal year ended March 31, 2021, the sectors that contributed most to the Fund’s absolute performance were industrials, consumer discretionary and information technology. Individual holdings that lifted the Fund’s absolute return included Softbank Group, Sony and Toyota Motor.

For the same period, the only sector that detracted from the Fund’s absolute performance was utilities. Individual holdings that hindered the Fund’s absolute return included KAO, West Japan Railway and East Japan Railway.

Thank you for your participation in Franklin FTSE Japan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE JAPAN ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+40.23%	+42.24%	+40.23%	+42.24%
3-Year	+20.55%	+19.50%	+6.43%	+6.12%
Since Inception (11/2/17)	+23.37%	+24.05%	+6.36%	+6.53%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 79 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/21

See page 79 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.450669

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Japanese issuers involve risks that are specific to Japan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Japan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Index is based on the FTSE Japan Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE JAPAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,172.00	$0.49	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Japan Hedged ETF

This annual report for Franklin FTSE Japan Hedged ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Hedged to USD Index (the FTSE Japan Capped Hedged Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Hedged Index and in depositary receipts representing such securities, including indirectly through Franklin FTSE Japan ETF (Underlying Fund).

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +46.44% based on market price and +43.84% based on net asset value. In comparison, the FTSE Japan Capped Hedged Index posted a +43.76% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 83.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Hedged Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Automobiles	6.7%
Electronic Equipment, Instruments & Components	6.1%
Pharmaceuticals	5.8%
Machinery	5.6%
Banks	4.8%
Chemicals	4.7%
Wireless Telecommunication Services	4.5%
Household Durables	4.4%
Trading Companies & Distributors	3.6%
Road & Rail	3.2%

Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. We intend to enter into monthly foreign currency forward contracts and/or currency futures contracts designed to offset the Fund’s exposure to the Japanese yen, in order to replicate the hedge impact incorporated in the calculation of the Underlying Index. The Fund’s exposure to foreign currency forward contracts and currency futures contracts is based on the aggregate exposure of the Fund to the Japanese yen. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Japan Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Hedged Index is based on the FTSE Japan Hedged to USD Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks. The FTSE Japan Capped Hedged Index incorporates a hedge against fluctuations of the Japanese yen by reflecting the impact of rolling monthly currency forward contracts on the Japanese yen.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 264.

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FRANKLIN FTSE JAPAN HEDGED ETF

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
Toyota Motor Corp. Automobiles, Japan	4.2%
Sony Corp. Household Durables, Japan	2.9%
SoftBank Group Corp. Wireless Telecommunication Services, Japan	2.6%
Keyence Corp. Electronic Equipment, Instruments & Components, Japan	1.8%
Shin-Etsu Chemical Co. Ltd. Chemicals, Japan	1.5%
Mitsubishi UFJ Financial Group Inc. Banks, Japan	1.5%
Recruit Holdings Co. Ltd. Professional Services, Japan	1.4%
Tokyo Electron Ltd. Semiconductors & Semiconductor Equipment, Japan	1.4%
Nintendo Co. Ltd. Entertainment, Japan	1.3%
Nidec Corp. Electrical Equipment, Japan	1.3%

Manager’s Discussion

For the fiscal year ended March 31, 2021, the sectors that contributed most to the Fund’s absolute performance were industrials, consumer discretionary and information technology. Individual holdings that lifted the Fund’s absolute return included Softbank Group, Sony and Toyota Motor. The Fund’s use of currency forward contracts—designed to offset the Fund’s exposure to the Japanese yen and to replicate the hedge impact incorporated in the calculation of the Underlying Index—also contributed to the Fund’s absolute performance. However, one cannot expect the same result in future periods.

For the same period, no sectors posted negative returns. Individual holdings that hindered the Fund’s absolute return included KAO, Central Japan Railway and East Japan Railway.

Thank you for your participation in Franklin FTSE Japan Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+43.84%	+46.44%	+43.84%	+46.44%
3-Year	+30.37%	+31.46%	+9.24%	+9.55%
Since Inception (11/2/17)	+25.45%	+26.14%	+6.88%	+7.05%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 85 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/21

See page 85 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Japanese issuers involve risks that are specific to Japan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. While the Fund’s use of foreign currency forward contracts and/or currency futures contracts is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the Japanese yen. The return of these currency hedging instruments will not perfectly offset the actual fluctuations between the Japanese yen and the U.S. dollar. Currency hedges are sometimes subject to imperfect matching between the derivative instruments and the currencies that the derivative instruments intend to hedge, and there can be no assurance that the Fund’s hedging transactions will be effective. The Fund’s exposure to the Japanese yen may not be fully hedged at all times. Because the Fund’s currency hedge is generally reset on a monthly basis, currency risk can develop or increase intra-month. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Japan Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Hedged Index is based on the FTSE Japan Hedged to USD Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks. The FTSE Japan Capped Hedged Index incorporates a hedge against fluctuations of the Japanese yen by reflecting the impact of rolling monthly currency forward contracts on the Japanese yen.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE JAPAN HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,227.90	$0.50	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Latin America ETF

This annual report for Franklin FTSE Latin America ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Latin America RIC Capped Index (the FTSE Latin America Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Latin America Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +50.71% based on market price and +50.80% based on net asset value. In comparison, the FTSE Latin America Capped Index posted a +51.03% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 89.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Latin America Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Banks	18.5%
Metals & Mining	15.3%
Oil, Gas & Consumable Fuels	8.6%
Beverages	5.5%
Electric Utilities	4.8%
Food & Staples Retailing	4.8%
Multiline Retail	4.0%
Capital Markets	3.9%
Wireless Telecommunication Services	3.9%
Food Products	3.1%

intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Latin America Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Latin America Capped Index is based on the FTSE Latin America Index and is designed to measure the performance of Latin American large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 275.

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FRANKLIN FTSE LATIN AMERICA ETF

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
Vale SA Metals & Mining, Brazil	9.4%
Petroleo Brasileiro SA Oil, Gas & Consumable Fuels, Brazil	5.8%
Itau Unibanco Holding SA Banks, Brazil	4.3%
Banco Bradesco SA Banks, Brazil	4.2%
America Movil SAB de CV, L Wireless Telecommunication Services, Mexico	3.4%
B3 SA - Brasil Bolsa Balcao Capital Markets, Brazil	3.3%
Grupo Mexico SAB de CV, B Metals & Mining, Mexico	2.7%
Grupo Financiero Banorte SAB de CV Banks, Mexico	2.7%
Wal-Mart de Mexico SAB de CV, V Food & Staples Retailing, Mexico	2.7%
Fomento Economico Mexicano SAB de CV Beverages, Mexico	2.3%

Country Composition

3/31/21

% of Total Net Assets
Brazil	62.9%
Mexico	24.7%
Chile	8.6%
Colombia	2.9%
United States	0.9%

Manager’s Discussion

For the fiscal year ended March 31, 2021, the sectors that contributed most to the Fund’s absolute performance were materials, financials and energy. Individual holdings that lifted the Fund’s absolute return included Vale, Petroleo Brasileiro and Grupo Mexico.

For the same period, no sectors detracted from the Fund’s absolute performance. Individual holdings that hindered the Fund’s absolute return included IRB Brasil Resseguros, Telefonica Brasil and Cielo.

Thank you for your participation in Franklin FTSE Latin America ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE LATIN AMERICA ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+50.80%	+50.71%	+50.80%	+50.71%
Since Inception (10/9/18)	-8.99%	-8.52%	-3.73%	-3.53%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 91 for Performance Summary footnotes.

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FRANKLIN FTSE LATIN AMERICA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

10/9/18–3/31/21

See page 91 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.500235

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of issuers in Latin American countries involve risks that are specific to Latin America, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Latin America Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Latin America Capped Index is based on the FTSE Latin America Index and is designed to measure the performance of Latin American large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE LATIN AMERICA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,280.50	$1.08	$1,023.98	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Mexico ETF

This annual report for Franklin FTSE Mexico ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Mexico RIC Capped Index (the FTSE Mexico Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Mexico Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +58.75% based on market price and +56.94% based on net asset value. In comparison, the FTSE Mexico Capped Index posted a +57.10% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 95.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Mexico Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Banks	14.8%
Beverages	13.5%
Wireless Telecommunication Services	11.7%
Metals & Mining	11.0%
Transportation Infrastructure	9.4%
Food & Staples Retailing	9.3%
Food Products	6.4%
Construction Materials	5.4%
Media	4.1%
Equity Real Estate Investment Trusts (REITs)	3.2%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Mexico Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Mexico Capped Index is based on the FTSE Mexico Index and is designed to measure the performance of Mexican large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 280.

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Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
America Movil SAB de CV, L Wireless Telecommunication Services, Mexico	11.7%
Grupo Mexico SAB de CV, B Metals & Mining, Mexico	9.5%
Wal-Mart de Mexico SAB de CV, V Food & Staples Retailing, Mexico	9.3%
Grupo Financiero Banorte SAB de CV Banks, Mexico	9.3%
Fomento Economico Mexicano SAB de CV Beverages, Mexico	8.1%
Cemex SAB de CV Construction Materials, Mexico	4.3%
Grupo Bimbo SAB de CV, A Food Products, Mexico	3.2%
Grupo Elektra SAB de CV Banks, Mexico	3.1%
Grupo Televisa SA Media, Mexico	3.1%
Grupo Aeroportuario del Sureste SAB de CV, B Transportation Infrastructure, Mexico	3.0%

Manager’s Discussion

For the fiscal year ended March 31, 2021, the sectors that contributed most to the Fund’s absolute performance were materials, consumer staples and industrials. Individual holdings that lifted the Fund’s absolute return included Grupo Mexico, Grupo Financiero Banorte and Cemex.

For the same period, no sectors detracted from the Fund’s absolute performance. Individual holdings that hindered the Fund’s absolute return included Banco del Bajio, Banregio Grupo Financiero and Controladora Nemak.

Thank you for your participation in Franklin FTSE Mexico ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE MEXICO ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/7/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+56.94%	+58.75%	+56.94%	+58.75%
3-Year	-4.80%	-6.14%	-1.63%	-2.09%
Since Inception (11/3/17)	-4.20%	-3.85%	-1.25%	-1.15%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 97 for Performance Summary footnotes.

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FRANKLIN FTSE MEXICO ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/3/17–3/31/21

See page 97 for Performance Summary footnotes.

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FRANKLIN FTSE MEXICO ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.319659

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risk related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in Mexican issuers involve risks that are specific to Mexico, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Mexico Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Mexico Capped Index is based on the FTSE Mexico Index and is designed to measure the performance of Mexican large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE MEXICO ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,349.90	$1.11	$1,023.98	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Russia ETF

This annual report for Franklin FTSE Russia ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Russia RIC Capped Index (the FTSE Russia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Russia Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +56.05% based on market price and +52.27% based on net asset value. In comparison, the FTSE Russia Capped Index posted a +52.29% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 101.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Russia Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Oil, Gas & Consumable Fuels	45.5%
Banks	18.5%
Metals & Mining	18.3%
Electric Utilities	4.5%
Wireless Telecommunication Services	3.7%
Food & Staples Retailing	2.9%
Capital Markets	2.6%
Chemicals	1.6%
Diversified Telecommunication Services	1.2%
Airlines	0.8%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Russia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Russia Capped Index is based on the FTSE Russia Index and is designed to measure the performance of Russian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 282.

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FRANKLIN FTSE RUSSIA ETF

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
Sberbank of Russia PJSC Banks, Russia	15.0%
Gazprom PJSC Oil, Gas & Consumable Fuels, Russia	12.3%
LUKOIL PJSC Oil, Gas & Consumable Fuels, Russia	11.4%
NovaTek PJSC Oil, Gas & Consumable Fuels, Russia	8.6%
MMC Norilsk Nickel PJSC Metals & Mining, Russia	4.5%
Tatneft PAO Oil, Gas & Consumable Fuels, Russia	3.6%
Rosneft PJSC Oil, Gas & Consumable Fuels, Russia	3.4%
Magnit PJSC Food & Staples Retailing, Russia	2.9%
NLMK PJSC Metals & Mining, Russia	2.9%
Severstal PAO Metals & Mining, Russia	2.8%

Manager’s Discussion

For the fiscal year ended March 31, 2021, the sectors that contributed most to the Fund’s absolute performance were energy, financials and materials. Individual holdings that lifted the Fund’s absolute return included Sberbank of Russia, LUKOIL and Gazprom.

For the same period, no sectors detracted from the Fund’s absolute performance. The only individual holdings that hindered the Fund’s absolute return were Russneft and Credit Bank of Moscow.

Thank you for your participation in Franklin FTSE Russia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE RUSSIA ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+52.27%	+56.05%	+52.27%	+56.05%
3-Year	+30.29%	+29.58%	+9.22%	+9.02%
Since Inception (2/6/18)	+32.14%	+32.45%	+9.26%	+9.35%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 103 for Performance Summary footnotes.

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FRANKLIN FTSE RUSSIA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

2/6/18–3/31/21

See page 103 for Performance Summary footnotes.

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FRANKLIN FTSE RUSSIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$1.679656

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Russian issuers involve significant risks that are specific to Russia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet: The FTSE Russia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Russia Capped Index is based on the FTSE Russia Index and is designed to measure the performance of Russian large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE RUSSIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,325.70	$1.10	$1,023.98	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Saudi Arabia ETF

This annual report for Franklin FTSE Saudi Arabia ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Saudi Arabia RIC Capped Index (the FTSE Saudi Arabia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Saudi Arabia Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +52.65% based on market price and +54.12% based on net asset value. In comparison, the FTSE Saudi Arabia Capped Index posted a +54.82% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 107.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Saudi Arabia Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Banks	39.3%
Chemicals	20.5%
Oil, Gas & Consumable Fuels	9.9%
Diversified Telecommunication Services	8.0%
Food Products	3.2%
Metals & Mining	2.8%
Construction Materials	2.6%
Health Care Providers & Services	2.4%
Electric Utilities	2.3%
Wireless Telecommunication Services	2.2%

intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Saudi Arabia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Saudi Arabia Capped Index is based on the FTSE Saudi Arabia Index and is designed to measure the performance of Saudi Arabian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 284.

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Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
Al-Rajhi Bank Banks, Saudi Arabia	12.2%
Saudi Basic Industries Corp. Chemicals, Saudi Arabia	10.8%
Saudi Aramco, 144A, Reg S Oil, Gas & Consumable Fuels, Saudi Arabia	9.4%
Saudi Telecom Co. Diversified Telecommunication Services, Saudi Arabia	8.0%
National Commercial Bank Banks, Saudi Arabia	7.0%
Samba Financial Group Banks, Saudi Arabia	4.5%
Riyad Bank Banks, Saudi Arabia	4.0%
Saudi British Bank Banks, Saudi Arabia	2.9%
Saudi Arabian Mining Co. Metals & Mining, Saudi Arabia	2.8%
Banque Saudi Fransi Banks, Saudi Arabia	2.4%

Manager’s Discussion

For the fiscal year ended March 31, 2021, the sectors that contributed most to the Fund’s absolute performance were financials, materials and communication services. Individual holdings that lifted the Fund’s absolute return included Al Rajhi Bank, Saudi Basic Industries and Saudi Telecom.

For the same period, no sectors detracted from the Fund’s absolute performance. Individual holdings that hindered the Fund’s absolute return included Saudi Dairy & Foodstuff, Saudi British Bank and Yamama Cement.

Thank you for your participation in Franklin FTSE Saudi Arabia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SAUDI ARABIA ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+54.12%	+52.65%	+54.12%	+52.65%
Since Inception (10/9/18)	+29.58%	+30.52%	+11.04%	+11.37%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 109 for Performance Summary footnotes.

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FRANKLIN FTSE SAUDI ARABIA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

10/9/18–3/31/21

See page 109 for Performance Summary footnotes.

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FRANKLIN FTSE SAUDI ARABIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.568915

Total Annual Operating Expenses5

0.39%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Saudi Arabian issuers involve risks that are specific to Saudi Arabia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Saudi Arabia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Saudi Arabia Capped Index is based on the FTSE Saudi Arabia Index and is designed to measure the performance of Saudi Arabian large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE SAUDI ARABIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,224.20	$2.16	$1,022.99	$1.97	0.39%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE South Africa ETF

This annual report for Franklin FTSE South Africa ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE/JSE South Africa RIC Capped Index (the FTSE/JSE South Africa Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE/JSE South Africa Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +88.29% based on market price and +85.24% based on net asset value. In comparison, the FTSE/JSE South Africa Capped Index posted a +85.36% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 113.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE/JSE South Africa Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better.

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Metals & Mining	22.6%
Internet & Direct Marketing Retail	20.8%
Banks	9.9%
Diversified Financial Services	7.1%
Food & Staples Retailing	6.9%
Insurance	6.3%
Wireless Telecommunication Services	5.4%
Specialty Retail	3.0%
Chemicals	2.7%
Equity Real Estate Investment Trusts (REITs)	2.3%

A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE/JSE South Africa Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE/JSE South Africa Capped Index is based on the FTSE South Africa Index and is designed to measure the performance of South African large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 286.

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FRANKLIN FTSE SOUTH AFRICA ETF

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
Naspers Ltd., N Internet & Direct Marketing Retail, South Africa	20.8%
FirstRand Ltd. Diversified Financial Services, South Africa	5.9%
Impala Platinum Holdings Ltd. Metals & Mining, South Africa	5.0%
Sibanye Stillwater Ltd. Metals & Mining, South Africa	4.4%
Standard Bank Group Ltd. Banks, South Africa	3.7%
MTN Group Ltd. Wireless Telecommunication Services, South Africa	3.6%
AngloGold Ashanti Ltd. Metals & Mining, South Africa	3.1%
Anglo American Platinum Ltd. Metals & Mining, South Africa	3.0%
Capitec Bank Holdings Ltd. Banks, South Africa	2.9%
Gold Fields Ltd. Metals & Mining, South Africa	2.8%

Thank you for your participation in Franklin FTSE South Africa ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Manager’s Discussion

For the fiscal year ended March 31, 2021, the sectors that contributed most to the Fund’s absolute performance were materials, consumer discretionary and financials. Individual holdings that lifted the Fund’s absolute return included Naspers, Impala Platinum Holdings and Sibanye Stillwater.

For the same period, no sectors detracted from the Fund’s absolute performance. Individual holdings that hindered the Fund’s absolute return included Dis-Chem Pharmacies, Vukile Property Fund and Reunert.

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Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+85.24%	+88.29%	+85.24%	+88.29%
Since Inception (10/10/18)	+24.56%	+25.01%	+9.29%	+9.46%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 115 for Performance Summary footnotes.

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FRANKLIN FTSE SOUTH AFRICA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

10/10/18–3/31/21

See page 115 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.951393

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of South African issuers involve risks that are specific to South Africa, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE/JSE South Africa Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE/JSE South Africa Capped Index is based on the FTSE South Africa Index and is designed to measure the performance of South African large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE SOUTH AFRICA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,384.90	$1.13	$1,023.98	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE South Korea ETF

This annual report for Franklin FTSE South Korea ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE South Korea RIC Capped Index (the FTSE South Korea Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE South Korea Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +94.53% based on market price and +92.55% based on net asset value. In comparison, the FTSE South Korea Capped Index posted a +92.72% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 119.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE South Korea Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better.

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Technology Hardware, Storage & Peripherals	19.6%
Interactive Media & Services	7.7%
Semiconductors & Semiconductor Equipment	6.9%
Banks	6.4%
Chemicals	6.3%
Automobiles	5.8%
Electronic Equipment, Instruments & Components	5.4%
Biotechnology	4.2%
Industrial Conglomerates	3.1%
Metals & Mining	2.9%

A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE South Korea Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE South Korea Capped Index is based on the FTSE South Korea Index and is designed to measure the performance of South Korean large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 289.

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FRANKLIN FTSE SOUTH KOREA ETF

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	19.6%
SK Hynix Inc. Semiconductors & Semiconductor Equipment, South Korea	6.9%
Naver Corp. Interactive Media & Services, South Korea	5.0%
LG Chem Ltd. Chemicals, South Korea	4.0%
Hyundai Motor Co. Automobiles, South Korea	3.6%
Samsung SDI Co. Ltd. Electronic Equipment, Instruments & Components, South Korea	3.5%
Celltrion Inc. Biotechnology, South Korea	3.4%
Kakao Corp. Interactive Media & Services, South Korea	2.7%
KB Financial Group Inc. Banks, South Korea	2.2%
POSCO Metals & Mining, South Korea	2.1%

Manager’s Discussion

For the fiscal year ended March 31, 2021, the sectors that contributed most to the Fund’s absolute performance were information technology, consumer discretionary and communication services. Individual holdings that lifted the Fund’s absolute return included Samsung Electronics, Naver and LG Chem.

For the same period, no sectors detracted from the Fund’s absolute performance. Individual holdings that hindered the Fund’s absolute return included Alteogen, SK Biopharmaceuticals and Helixmith.

Thank you for your participation in Franklin FTSE South Korea ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SOUTH KOREA ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+92.55%	+94.53%	+92.55%	+94.53%
3-Year	+27.75%	+26.79%	+8.50%	+8.23%
Since Inception (11/2/17)	+30.08%	+31.54%	+8.02%	+8.38%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 121 for Performance Summary footnotes.

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FRANKLIN FTSE SOUTH KOREA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/21

See page 121 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.304038

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of South Korean issuers involve risks that are specific to South Korea, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE South Korea Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE South Korea Capped Index is based on the FTSE South Korea Index and is designed to measure the performance of South Korean large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE SOUTH KOREA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,401.30	$0.54	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Switzerland ETF

This annual report for Franklin FTSE Switzerland ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Switzerland RIC Capped Index (the FTSE Switzerland Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Switzerland Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +27.42% based on market price and +27.54% based on net asset value. In comparison, the FTSE Switzerland Capped Index posted a +26.81% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 125.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Switzerland Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Pharmaceuticals	28.0%
Food Products	22.1%
Capital Markets	7.9%
Insurance	7.8%
Chemicals	5.7%
Textiles, Apparel & Luxury Goods	4.0%
Health Care Equipment & Supplies	3.9%
Electrical Equipment	3.4%
Life Sciences Tools & Services	3.1%
Machinery	2.3%

replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Switzerland Capped Index is a free float-adjusted market-capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Switzerland Capped Index is based on the FTSE Switzerland Index and is designed to measure the performance of Swiss large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 294.

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FRANKLIN FTSE SWITZERLAND ETF

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
Nestle SA Food Products, Switzerland	20.4%
Roche Holding AG Pharmaceuticals, Switzerland	15.5%
Novartis AG Pharmaceuticals, Switzerland	12.0%
Zurich Insurance Group AG Insurance, Switzerland	4.2%
UBS Group AG Capital Markets, Switzerland	3.4%
ABB Ltd. Electrical Equipment, Switzerland	3.4%
Cie Financiere Richemont SA Textiles, Apparel & Luxury Goods, Switzerland	3.2%
Lonza Group AG Life Sciences Tools & Services, Switzerland	2.7%
Sika AG Chemicals, Switzerland	2.6%
Givaudan AG Chemicals, Switzerland	2.4%

Manager’s Discussion

For the fiscal year ended March 31, 2021, the sectors that contributed most to the Fund’s absolute performance were financials, industrials and health care. Individual holdings that lifted the Fund’s absolute return included Nestle, ABB and UBS Group.

For the same period, the only sectors that detracted from the Fund’s absolute performance were real estate and utilities. Individual holdings that hindered the Fund’s absolute return included Swiss Prime Site, ams and BKW.

Thank you for your participation in Franklin FTSE Switzerland ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SWITZERLAND ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+27.54%	+27.42%	+27.54%	+27.42%
3-Year	+40.36%	+39.84%	+11.97%	+11.83%
Since Inception (2/6/18)	+37.68%	+36.93%	+10.70%	+10.51%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 127 for Performance Summary footnotes.

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FRANKLIN FTSE SWITZERLAND ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

2/6/18–3/31/21

See page 127 for Performance Summary footnotes.

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FRANKLIN FTSE SWITZERLAND ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.698650

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Swiss issuers involve risks that are specific to Switzerland, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Switzerland Capped Index is a free float-adjusted market-capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Switzerland Capped Index is based on the FTSE Switzerland Index and is designed to measure the performance of Swiss large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE SWITZERLAND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,078.70	$0.47	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Taiwan ETF

This annual report for Franklin FTSE Taiwan ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Taiwan RIC Capped Index (the FTSE Taiwan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Taiwan Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +84.14% based on market price and +81.35% based on net asset value. In comparison, the FTSE Taiwan Capped Index posted a +81.03% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 131.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Taiwan Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Semiconductors & Semiconductor Equipment	36.2%
Electronic Equipment, Instruments & Components	15.9%
Banks	9.9%
Technology Hardware, Storage & Peripherals	7.7%
Chemicals	5.8%
Insurance	4.9%
Diversified Financial Services	2.2%
Diversified Telecommunication Services	1.9%
Construction Materials	1.5%
Food Products	1.5%

replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Taiwan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Taiwan Capped Index is based on the FTSE Taiwan Index and is designed to measure the performance of Taiwanese large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 297.

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FRANKLIN FTSE TAIWAN ETF

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	18.7%
Hon Hai Precision Industry Co. Ltd. Electronic Equipment, Instruments & Components, Taiwan	6.5%
MediaTek Inc. Semiconductors & Semiconductor Equipment, Taiwan	6.3%
Delta Electronics Inc. Electronic Equipment, Instruments & Components, Taiwan	2.7%
United Microelectronics Corp. Semiconductors & Semiconductor Equipment, Taiwan	2.6%
Formosa Plastics Corp. Chemicals, Taiwan	2.2%
Nan Ya Plastics Corp. Chemicals, Taiwan	2.0%
Chunghwa Telecom Co. Ltd. Diversified Telecommunication Services, Taiwan	1.9%
Fubon Financial Holding Co. Ltd. Insurance, Taiwan	1.8%
CTBC Financial Holding Co. Ltd. Banks, Taiwan	1.8%

Manager’s Discussion

For the fiscal year ended March 31, 2021, the sectors that contributed most to the Fund’s absolute performance were information technology, financials and materials. Individual holdings that lifted the Fund’s absolute return included Taiwan Semiconductor Manufacturing, MediaTek and Hon Hai Precision Industry.

For the same period, no sectors posted negative returns. Individual holdings that hindered the Fund’s absolute return included Oneness Biotech, Largan Precision and Genius Electronic Optical.

Thank you for your participation in Franklin FTSE Taiwan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE TAIWAN ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+81.35%	+84.14%	+81.35%	+84.14%
3-Year	+67.43%	+67.95%	+18.74%	+18.87%
Since Inception (11/2/17)	+71.23%	+73.59%	+17.09%	+17.57%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 133 for Performance Summary footnotes.

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FRANKLIN FTSE TAIWAN ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/21

See page 133 for Performance Summary footnotes.

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FRANKLIN FTSE TAIWAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.786655

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Taiwanese issuers involve risks that are specific to Taiwan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a Fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Taiwan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Taiwan Capped Index is based on the FTSE Taiwan Index and is designed to measure the performance of Taiwanese large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE TAIWAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,351.60	$1.11	$1,023.98	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE United Kingdom ETF

This annual report for Franklin FTSE United Kingdom ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE UK RIC Capped Index (the FTSE UK Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE UK Capped Index and in depositary receipts representing such securities.

Performance Overview

For the 12-month period, the Fund posted cumulative total returns of +38.64% based on market price and +36.19% based on net asset value. In comparison, the FTSE UK Capped Index posted a +36.20% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 137.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE UK Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Metals & Mining	10.1%
Banks	9.2%
Oil, Gas & Consumable Fuels	9.0%
Pharmaceuticals	8.8%
Personal Products	5.6%
Insurance	5.3%
Hotels, Restaurants & Leisure	4.3%
Tobacco	4.2%
Beverages	3.9%
Capital Markets	3.7%

the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE UK Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE UK Capped Index is based on the FTSE UK Index and is designed to measure the performance of U.K. large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 300.

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FRANKLIN FTSE UNITED KINGDOM ETF

Top 10 Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
Royal Dutch Shell PLC, A, B Oil, Gas & Consumable Fuels, United Kingdom	5.8%
Unilever PLC Personal Products, United Kingdom	5.6%
AstraZeneca PLC Pharmaceuticals, United Kingdom	5.1%
HSBC Holdings PLC Banks, United Kingdom	4.7%
Diageo PLC Beverages, United Kingdom	3.7%
GlaxoSmithKline PLC Pharmaceuticals, United Kingdom	3.4%
British American Tobacco PLC Tobacco, United Kingdom	3.4%
Rio Tinto PLC Metals & Mining, Australia	3.3%
BP PLC Oil, Gas & Consumable Fuels, United Kingdom	3.2%
BHP Group PLC Metals & Mining, United Kingdom	2.4%

Manager’s Discussion

For the fiscal year ended March 31, 2021, the sectors that contributed most to the Fund’s absolute performance were materials, financials and industrials. Individual holdings that lifted the Fund’s absolute return included Rio Tinto, BHP Group and Anglo American.

For the same period, no sectors detracted from the Fund’s absolute performance. Individual holdings that hindered the Fund’s absolute return included Babcock International Group, Micro Focus International and THG.

Thank you for your participation in Franklin FTSE United Kingdom ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+36.19%	+38.64%	+36.19%	+38.64%
3-Year	+5.13%	+5.13%	+1.68%	+1.68%
Since Inception (11/2/17)	+7.02%	+7.54%	+2.01%	+2.15%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 139 for Performance Summary footnotes.

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FRANKLIN FTSE UNITED KINGDOM ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/21

See page 139 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.595298

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of issuers in U.K. countries involve risks that are specific to the U.K., including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE UK Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE UK Capped Index is based on the FTSE UK Index and is designed to measure the performance of U.K. large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE UNITED KINGDOM ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,245.00	$0.50	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Financial Highlights

Franklin FTSE Asia ex Japan ETF

	Year Ended March 31,

	2021	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$18.39	$21.86	$23.63	$23.64

Income from investment operations[b]:

Net investment income[c]	0.44	0.49	0.51	0.04

Net realized and unrealized gains (losses)	10.21	(3.46)	(1.82)	(0.05)

Total from investment operations	10.65	(2.97)	(1.31)	(0.01)

Less distributions from net investment income	(0.44)	(0.50)	(0.46)	—

Net asset value, end of year	$28.60	$18.39	$21.86	$23.63

Total return[d]	58.16%	(13.88)%	(5.34)%	(0.04)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%

Expenses net of waiver and payments by affiliates	0.19%	0.19%	—%	—%

Net investment income	1.78%	2.32%	2.34%	1.06%

Supplemental data

Net assets, end of year (000’s)	$34,317	$14,712	$17,488	$9,451

Portfolio turnover rate[f]	11.64%[g]	11.42%[g]	7.11%	0.96%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	11.45%	11.42%

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Statement of Investments, March 31, 2021

Franklin FTSE Asia ex Japan ETF

		Industry	Shares	Value
	Common Stocks and Other Equity Interests 98.7%
	Cambodia 0.0%†
	NagaCorp Ltd.	Hotels, Restaurants & Leisure	6,000	$7,085

	China 40.9%
	360 Security Technology Inc., A	Software	900	1,909
a	3SBio Inc.	Biotechnology	6,000	5,302
a	51job Inc., ADR	Professional Services	135	8,451
	A-Living Services Co. Ltd., H	Commercial Services & Supplies	1,500	6,656
	AAC Technologies Holdings Inc.	Electronic Equipment, Instruments & Components	3,000	15,107
	Addsino Co. Ltd., A	Communications Equipment	600	1,690
	AECC Aero-Engine Control Co. Ltd.	Aerospace & Defense	300	800
	AECC Aviation Power Co. Ltd., A	Aerospace & Defense	900	6,254
	Agile Group Holdings Ltd.	Real Estate Management & Development	6,000	9,832
	Agricultural Bank of China Ltd., A	Banks	42,600	22,075
	Agricultural Bank of China Ltd., H	Banks	144,000	57,604
	Aier Eye Hospital Group Co. Ltd.	Health Care Providers & Services	1,280	11,559
	Air China Ltd., A	Airlines	2,100	2,897
	Air China Ltd., H	Airlines	10,000	8,657
	Airtac International Group	Machinery	720	25,360
a	Alibaba Group Holding Ltd.	Internet & Direct Marketing Retail	65,280	1,847,282
a	Alibaba Health Information Technology Ltd.	Health Care Technology	22,000	62,255
a	Alpha Group, A	Leisure Products	300	249
a	Aluminum Corp. of China Ltd., A	Metals & Mining	4,500	2,586
a	Aluminum Corp. of China Ltd., H	Metals & Mining	18,000	7,409
	An Hui Wenergy Co. Ltd.	Independent Power and Renewable Electricity Producers	900	636
	Angang Steel Co. Ltd.	Metals & Mining	1,500	850
	Angang Steel Co. Ltd., H	Metals & Mining	6,000	2,994
	Angel Yeast Co. Ltd., A	Food Products	300	2,526
	Anhui Anke Biotechnology Group Co. Ltd.	Biotechnology	360	828
	Anhui Conch Cement Co. Ltd., A	Construction Materials	1,200	9,368
	Anhui Conch Cement Co. Ltd., H	Construction Materials	5,500	35,761
	Anhui Expressway Co. Ltd., A	Transportation Infrastructure	300	333
	Anhui Gujing Distillery Co. Ltd., A	Beverages	100	3,203
	Anhui Gujing Distillery Co. Ltd., B	Beverages	600	8,412
	Anhui Xinhua Media Co. Ltd., A	Distributors	300	223
	Anhui Zhongding Sealing Parts Co. Ltd.	Auto Components	300	454
	Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	5,000	81,549
	Autohome Inc., ADR	Interactive Media & Services	303	28,261
	Avary Holding Shenzhen Co. Ltd., A	Electronic Equipment, Instruments & Components	300	1,632
	AVIC Aircraft Co. Ltd.	Aerospace & Defense	900	3,328
	Avic Aviation High-Technology Co. Ltd., A	Machinery	600	2,343
	Avic Capital Co. Ltd., A	Diversified Financial Services	5,100	3,109
	AVIC Electromechanical Systems Co. Ltd.	Aerospace & Defense	1,500	2,227
	Avic Heavy Machinery Co. Ltd., A	Machinery	300	804
	AVIC Jonhon OptronicTechnology Co. Ltd.	Electronic Equipment, Instruments & Components	300	3,091
	AVIC Shenyang Aircraft Co. Ltd., A	Aerospace & Defense	300	2,968
	AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	12,000	8,042
	AVICOPTER PLC, A	Aerospace & Defense	300	2,312
	BAIC Motor Corp. Ltd., H	Automobiles	12,000	3,843
a	Baidu Inc., ADR	Interactive Media & Services	1,300	282,815
	Bank of Beijing Co. Ltd., A	Banks	7,200	5,267
	Bank of Changsha Co. Ltd., A	Banks	900	1,433
	Bank of Chengdu Co. Ltd., A	Banks	300	515
	Bank of China Ltd., A	Banks	24,000	12,254
	Bank of China Ltd., H	Banks	351,000	133,638
	Bank of Communications Co. Ltd., A	Banks	12,000	9,053

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Bank of Communications Co. Ltd., H	Banks	36,000	$22,921
	Bank of Guiyang Co. Ltd., A	Banks	900	1,119
	Bank of Hangzhou Co. Ltd.	Banks	2,100	5,406
	Bank of Jiangsu Co. Ltd., A	Banks	1,080	1,065
	Bank of Nanjing Co. Ltd., A	Banks	3,300	5,090
	Bank of Ningbo Co. Ltd., A	Banks	1,800	10,666
	Bank of Qingdao Co. Ltd., A	Banks	300	233
	Bank of Shanghai Co. Ltd., A	Banks	4,580	6,136
	Bank of Zhengzhou Co. Ltd.	Banks	2,440	1,402
	Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	6,000	7,389
	BBMG Corp., A	Construction Materials	3,600	1,619
	BBMG Corp., H	Construction Materials	12,000	2,501
	Beijing Capital Co. Ltd., A	Water Utilities	4,200	2,093
	Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	600	530
	Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	6,000	4,669
	Beijing Dabeinong Technology Group Co. Ltd.	Food Products	900	1,155
	Beijing Enlight Media Co. Ltd.	Entertainment	600	1,096
	Beijing Enterprises Holdings Ltd.	Gas Utilities	3,000	10,592
	Beijing Enterprises Water Group Ltd.	Water Utilities	24,000	9,107
	Beijing Jingneng Clean Energy Co. Ltd., H	Independent Power and Renewable Electricity Producers	6,000	1,358
	Beijing Kunlun Tech Co. Ltd.	Entertainment	600	2,168
	Beijing New Building Materials PLC	Building Products	600	3,947
	Beijing Orient National Communication Science &Technology Co. Ltd.	Software	300	430
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	Construction Materials	900	7,018
	Beijing Originwater Technology Co. Ltd.	Commercial Services & Supplies	600	734
	Beijing Sanju Environmental Protection and New Material Co. Ltd.	Chemicals	300	266
	Beijing Shiji Information Technology Co. Ltd.	Software	600	2,700
a	Beijing Shougang Co. Ltd.	Metals & Mining	1,500	1,054
	Beijing Shunxin Agriculture Co. Ltd., A	Beverages	300	2,146
	Beijing Sinnet Technology Co. Ltd., A	IT Services	600	1,570
	Beijing SL Pharmaceutical Co. Ltd.	Biotechnology	300	433
	Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	340	1,692
a	Beijing Ultrapower Software Co. Ltd.	IT Services	600	427
	Beijing Yanjing Brewery Co. Ltd.	Beverages	600	671
	Beijing Zhong Ke San Huan High-Tech Co. Ltd.	Electronic Equipment, Instruments & Components	300	433
	Beijing-Shanghai High Speed Railway Co. Ltd.	Road & Rail	3,000	2,675
a	Bilibili Inc., ADR	Entertainment	723	77,404
	Blue Sail Medical Co. Ltd., A	Health Care Equipment & Supplies	300	881
a	Bluefocus Intelligent Communications Group Co. Ltd.	Media	600	587
	Bluestar Adisseo Co., A	Chemicals	300	637
	BOE Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	11,700	11,181
	BOE Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	4,200	2,020
	Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	12,000	5,402
	Bright Dairy & Food Co. Ltd., A	Food Products	300	838
	Brilliance China Automotive Holdings Ltd.	Automobiles	12,000	11,268
	BTG Hotels Group Co. Ltd., A	Hotels, Restaurants & Leisure	300	1,246
	Budweiser Brewing Co. APAC Ltd.	Beverages	8,100	24,171

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	By-health Co. Ltd., A	Personal Products	600	$2,617
	BYD Co. Ltd.	Automobiles	600	15,044
	BYD Co. Ltd., H	Automobiles	3,500	74,237
	BYD Electronic International Co. Ltd.	Communications Equipment	3,500	20,439
	C&S Paper Co. Ltd., A	Household Products	300	1,181
	Caitong Securities Co. Ltd., A	Capital Markets	300	509
	Camel Group Co. Ltd., A	Electrical Equipment	360	584
a,b,c	CanSino Biologics Inc., 144A, Reg S	Pharmaceuticals	400	15,126
	CECEP Solar Energy Co. Ltd.	Independent Power and Renewable Electricity Producers	1,200	1,253
	CECEP Wind-Power Corp	Independent Power and Renewable Electricity Producers	600	393
a	Central China Securities Co. Ltd., A	Capital Markets	900	617
a	Central China Securities Co. Ltd., H	Capital Markets	3,000	575
	Centre Testing International Group Co. Ltd., A	Professional Services	400	1,738
	Changchun High & New Technology Industry Group Inc.	Pharmaceuticals	100	6,900
	Changjiang Securities Co. Ltd.	Capital Markets	3,000	3,228
	Changzhou Xingyu Automotive LightingSystems Co. Ltd., A	Auto Components	100	2,881
	Chaozhou Three-Circle Group Co. Ltd.	Electronic Equipment, Instruments & Components	600	3,830
	Chengdu Xingrong Environment Co. Ltd.	Water Utilities	1,200	986
	China Aerospace Times Electronics Co. Ltd., A	Aerospace & Defense	600	653
	China Aoyuan Group Ltd.	Real Estate Management & Development	6,000	6,444
	China Avic Avionics Equipment Co. Ltd., A	Aerospace & Defense	300	690
	China Baoan Group Co. Ltd.	Industrial Conglomerates	1,200	1,588
a	China Biologic Products Holdings Inc.	Biotechnology	108	12,788
	China Cinda Asset Management Co. Ltd., H	Capital Markets	42,000	8,752
	China CITIC Bank Corp. Ltd., A	Banks	3,300	2,741
	China CITIC Bank Corp. Ltd., H	Banks	45,000	22,863
	China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	2,100	1,968
	China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	12,000	5,526
	China Communications Services Corp. Ltd.	Construction & Engineering	12,000	5,387
	China Conch Venture Holdings Ltd.	Construction & Engineering	7,500	35,260
	China Construction Bank Corp., A	Banks	3,600	4,033
	China Construction Bank Corp., H	Banks	432,000	363,406
a	China COSCO Holdings Co. Ltd., A	Marine	3,000	6,182
a	China CSSC Holdings Ltd., A	Machinery	900	2,103
b,c	China East Education Holdings Ltd., 144A, Reg S	Diversified Consumer Services	1,500	3,268
	China Eastern Airlines Corp. Ltd., A	Airlines	3,300	2,746
	China Eastern Airlines Corp. Ltd., H	Airlines	6,000	2,825
	China Enterprise Co. Ltd., A	Real Estate Management & Development	2,700	1,399
	China Everbright Bank Co. Ltd., A	Banks	12,900	8,022
	China Everbright Bank Co. Ltd., H	Banks	15,000	6,541
	China Everbright Environment Group Ltd.	Commercial Services & Supplies	15,503	10,489
	China Everbright Ltd.	Capital Markets	2,000	2,614
	China Evergrande Group	Real Estate Management & Development	12,000	22,844
b,c	China Feihe Ltd., 144A, Reg S	Food Products	12,000	33,957
	China Film Co. Ltd., A	Entertainment	300	648
	China Fortune Land Development Co. Ltd., A	Real Estate Management & Development	1,540	1,474
	China Galaxy Securities Co. Ltd., A	Capital Markets	600	946
	China Galaxy Securities Co. Ltd., H	Capital Markets	18,000	11,113

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	China Gas Holdings Ltd.	Gas Utilities	12,000	$49,161
	China Gezhouba Group Co. Ltd., A	Construction & Engineering	1,200	1,386
	China Great Wall Securities Co. Ltd., A	Capital Markets	600	998
	China Greatwall Technology Group Co. Ltd.	Technology Hardware, Storage & Peripherals	600	1,359
	China Hongqiao Group Ltd.	Metals & Mining	13,500	18,024
	China Huarong Asset Management Co. Ltd., H	Capital Markets	54,000	7,085
a	China International Capital Corp. Ltd., H	Capital Markets	6,900	16,721
	China International Marine Containers (Group) Co. Ltd., H	Machinery	2,100	3,684
	China International Marine Containers Group Co. Ltd.	Machinery	900	2,193
	China Jinmao Holdings Group Ltd.	Real Estate Management & Development	30,000	12,039
	China Jushi Co. Ltd., A	Construction Materials	1,200	3,512
	China Lesso Group Holdings Ltd.	Building Products	4,000	8,603
	China Life Insurance Co. Ltd., A	Insurance	1,800	8,730
	China Life Insurance Co. Ltd., H	Insurance	34,000	70,235
a	China Literature Ltd.	Media	1,200	11,877
a	China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	885	48,587
	China Longyuan Power Group Corp.	Independent Power and Renewable Electricity Producers	15,000	20,374
	China Medical System Holdings Ltd.	Pharmaceuticals	6,000	11,870
	China Meheco Co. Ltd., A	Trading Companies & Distributors	300	632
	China Mengniu Dairy Co. Ltd.	Food Products	13,000	74,410
	China Merchants Bank Co. Ltd., A	Banks	6,900	53,739
	China Merchants Bank Co. Ltd., H	Banks	17,500	133,595
	China Merchants Energy Shipping Co. Ltd., A	Oil, Gas & Consumable Fuels	2,400	1,909
	China Merchants Expressway Network & Technology Holdings Co. Ltd.	Transportation Infrastructure	300	359
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	6,000	9,199
	China Merchants Securities Co. Ltd.	Capital Markets	5,400	7,446
	China Merchants Securities Co. Ltd., A	Capital Markets	2,720	8,146
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	2,700	5,049
	China Minsheng Banking Corp. Ltd., A	Banks	11,700	9,005
	China Minsheng Banking Corp. Ltd., H	Banks	30,000	17,403
	China Molybdenum Co. Ltd., A	Metals & Mining	3,000	2,414
	China Molybdenum Co. Ltd., H	Metals & Mining	18,000	10,905
	China National Building Material Co. Ltd., H	Construction Materials	18,000	25,977
	China National Chemical Engineering Co. Ltd., A	Construction & Engineering	1,800	1,918
	China National Medicines Corp. Ltd., A	Health Care Providers & Services	300	1,548
	China National Software & Service Co. Ltd., A	Software	300	2,449
a	China Nonferrous Metal Industry’s Foreign Engineeringand Construction Co. Ltd.	Metals & Mining	600	481
a	China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	1,200	3,497
	China Oilfield Services Ltd., A	Energy Equipment & Services	600	1,356
	China Oilfield Services Ltd., H	Energy Equipment & Services	8,000	8,232
	China Orient Securities Co. Ltd., A	Capital Markets	2,100	2,836
	China Overseas Land & Investment Ltd.	Real Estate Management & Development	18,000	46,769
	China Pacific Insurance Group Co. Ltd., A	Insurance	2,100	12,111
	China Pacific Insurance Group Co. Ltd., H	Insurance	12,000	47,309
	China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	11,700	7,721

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Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	120,000	$63,902
	China Power International Development Ltd.	Independent Power and Renewable Electricity Producers	24,000	5,588
	China Railway Group Ltd., A	Construction & Engineering	6,600	5,945
	China Railway Group Ltd., H	Construction & Engineering	18,000	9,516
	China Railway Signal & Communication Corp. Ltd., A	Electronic Equipment, Instruments & Components	2,000	1,728
b	China Railway Signal & Communication Corp. Ltd., H, Reg S	Electronic Equipment, Instruments & Components	9,000	3,693
	China Railway Tielong Container Logistics Co. Ltd., A	Road & Rail	600	520
	China Reinsurance Group Corp., H	Insurance	33,000	3,523
	China Resources Beer Holdings Co. Ltd.	Beverages	7,800	61,150
	China Resources Cement Holdings Ltd.	Construction Materials	12,000	13,475
	China Resources Double Crane Pharmaceutical Co. Ltd., A	Pharmaceuticals	300	536
	China Resources Gas Group Ltd.	Gas Utilities	4,000	22,175
	China Resources Land Ltd.	Real Estate Management & Development	13,500	65,378
	China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	9,000	5,615
	China Resources Power Holdings Co. Ltd.	Independent Power and Renewable Electricity Producers	10,500	13,938
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	Pharmaceuticals	300	1,118
	China Satellite Communications Co. Ltd., A	Media	600	1,422
	China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	2,100	6,433
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	16,500	34,000
	China Shipping Container Lines Co. Ltd., A	Trading Companies & Distributors	3,300	1,393
	China Shipping Development Co. Ltd., A	Oil, Gas & Consumable Fuels	1,500	1,518
	China South Publishing & Media Group Co. Ltd., A	Media	600	959
a	China Southern Airlines Co. Ltd., A	Airlines	4,200	4,398
a	China Southern Airlines Co. Ltd., H	Airlines	6,000	4,445
	China State Construction Engineering Corp. Ltd., A	Construction & Engineering	13,500	10,679
	China State Construction International Holdings Ltd.	Construction & Engineering	6,000	4,113
	China Taiping Insurance Holdings Co. Ltd.	Insurance	7,200	14,670
	China Tourism Group Duty Free Corp. Ltd., A	Specialty Retail	600	27,990
b,c	China Tower Corp. Ltd., H, 144A, Reg S	Diversified Telecommunication Services	222,000	32,838
	China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	12,000	7,486
	China TransInfo Technology Co. Ltd.	IT Services	900	2,163
a	China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	12,000	2,037
	China Vanke Co. Ltd., A	Real Estate Management & Development	3,300	15,089
	China Vanke Co. Ltd., H	Real Estate Management & Development	9,000	35,250
	China Yangtze Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	4,800	15,685
	China Zheshang Bank Co. Ltd., A	Banks	3,300	2,047
	Chinese Universe Publishing and Media Group Co. Ltd., A	Media	300	483
	Chongqing Brewery Co. Ltd., A	Beverages	300	5,089
a	Chongqing Changan Automobile Co. Ltd.	Automobiles	1,500	3,244
a	Chongqing Changan Automobile Co. Ltd., B	Automobiles	3,900	2,930

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	300	$1,921
	Chongqing Rural Commercial Bank Co. Ltd., A	Banks	2,700	1,745
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	12,000	5,171
	Chongqing Water Group Co. Ltd., A	Water Utilities	300	295
	Chongqing Zhifei Biological Products Co. Ltd.	Biotechnology	400	10,516
	Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	8,400	12,836
	CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	18,000	17,457
	Cinda Real Estate Co. Ltd., A	Real Estate Management & Development	600	351
a	CITIC Guoan Information Industry Co. Ltd.	Media	600	189
	Citic Pacific Ltd.	Industrial Conglomerates	24,000	22,721
	Citic Pacific Special Steel Group Co. Ltd., A	Metals & Mining	1,580	6,357
	CITIC Securities Co. Ltd., A	Capital Markets	3,300	12,016
	CITIC Securities Co. Ltd., H	Capital Markets	10,500	24,175
a	CMST Development Co. Ltd., A	Air Freight & Logistics	300	235
	CNOOC Energy Technology & Services Ltd.	Energy Equipment & Services	2,100	851
	Contemporary Amperex Technology Co. Ltd.	Electrical Equipment	300	14,731
	COSCO SHIPPING Development Co. Ltd., H	Trading Companies & Distributors	18,000	2,940
	COSCO SHIPPING Energy Transportation Co. Ltd., H	Oil, Gas & Consumable Fuels	6,000	2,632
a	COSCO Shipping Holdings Co. Ltd.	Marine	12,000	15,435
	COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	6,000	4,368
	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	33,000	42,362
	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	6,000	60,815
	CSC Financial Co. Ltd., A	Capital Markets	300	1,454
	CSC Financial Co. Ltd., H	Capital Markets	4,500	5,904
	CSG Holding Co. Ltd.	Construction Materials	600	575
	CSG Holding Co. Ltd.	Construction Materials	4,601	1,770
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	37,600	45,462
a	CSSC Offshore and Marine Engineering Group Co. Ltd.	Machinery	2,000	2,086
a	CSSC Offshore and Marine Engineering Group Co. Ltd., A	Machinery	300	1,118
	Da An Gene Co. Ltd. of Sun Yat-Sen University	Biotechnology	320	1,484
a	Dada Nexus Ltd., ADR	Internet & Direct Marketing Retail	90	2,443
	Dali Foods Group Co. Ltd.	Food Products	10,500	5,970
	Daqin Railway Co. Ltd., A	Road & Rail	5,100	5,449
	Datang International Power Generation Co. Ltd., A	Independent Power and Renewable Electricity Producers	2,400	1,035
	Datang International Power Generation Co. Ltd., H	Independent Power and Renewable Electricity Producers	18,000	2,871
	DHC Software Co. Ltd.	IT Services	900	1,021
	Dian Diagnostics Group Co. Ltd.	Health Care Providers & Services	300	1,596
	Digital China Information Service Co. Ltd.	IT Services	300	672
	Do-Fluoride Chemicals Co. Ltd., A	Chemicals	300	914
	Dong-E-E-Jiao Co. Ltd., A	Pharmaceuticals	300	1,727
	Dongfang Electric Corp. Ltd., A	Electrical Equipment	1,200	2,325
	Dongfang Electric Corp. Ltd., H	Electrical Equipment	1,200	1,107
	Dongfeng Motor Group Co. Ltd., H	Automobiles	12,000	11,144

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Dongguan Development Holdings Co. Ltd., A	Transportation Infrastructure	600	$883
	Dongxing Securities Co. Ltd., A	Capital Markets	600	1,001
a	Doushen Beijing Education & Technology Inc.	IT Services	300	310
	East Money Information Co. Ltd.	Capital Markets	2,700	11,218
a	Ecovacs Robotics Co. Ltd., A	Household Durables	300	6,241
	ENN Ecological Holdings Co. Ltd., A	Chemicals	900	2,409
	ENN Energy Holdings Ltd.	Gas Utilities	3,600	57,743
	Eternal Asia Supply Chain Management Ltd.	Commercial Services & Supplies	300	202
	Eve Energy Co. Ltd.	Electrical Equipment	480	5,498
	Everbright Securities Co. Ltd., A	Capital Markets	1,800	4,458
	Everbright Securities Co. Ltd., H	Capital Markets	600	531
a	Fangda Carbon New Material Co. Ltd.	Electrical Equipment	760	945
	Far East Horizon Ltd.	Diversified Financial Services	9,000	10,812
a	Faw Jiefang Group Co. Ltd.	Automobiles	900	1,498
	Fiberhome Telecommunication Technologies Co. Ltd., A	Communications Equipment	600	1,683
a	FIH Mobile Ltd.	Electronic Equipment, Instruments & Components	15,000	2,122
	Financial Street Holdings Co. Ltd.	Real Estate Management & Development	900	937
	First Capital Securities Co. Ltd.	Capital Markets	1,200	1,408
	Flat Glass Group Co Ltd., H	Semiconductors & Semiconductor Equipment	3,000	9,087
	Focus Media Information Technology Co. Ltd.	Media	5,700	8,062
	Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	340	8,281
	Fosun International Ltd.	Industrial Conglomerates	10,500	14,694
a	Founder Securities Co. Ltd., A	Capital Markets	3,600	4,774
	Foxconn Industrial Internet Co. Ltd., A	Electronic Equipment, Instruments & Components	900	1,971
	Fujian Funeng Co. Ltd., A	Independent Power and Renewable Electricity Producers	300	442
	Fujian Longking Co. Ltd., A	Machinery	300	441
	Fujian Sunner Development Co. Ltd.	Food Products	300	1,177
	Fuyao Glass Industry Group Co. Ltd., A	Auto Components	600	4,214
	Fuyao Group Glass Industries Co. Ltd., H	Auto Components	2,400	14,278
	Ganfeng Lithium Co. Ltd.	Metals & Mining	300	4,310
	Ganfeng Lithium Co. Ltd., H	Metals & Mining	600	7,324
a	GCL System Integration Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	1,200	604
a	GDS Holdings Ltd., ADR	IT Services	519	42,086
	Geely Automobile Holdings Ltd.	Automobiles	25,000	63,606
	GEM Co. Ltd.	Metals & Mining	1,200	1,566
	Gemdale Corp., A	Real Estate Management & Development	1,500	2,746
a	Genscript Biotech Corp.	Life Sciences Tools & Services	3,000	5,279
	GF Securities Co. Ltd.	Capital Markets	2,400	5,732
	GF Securities Co. Ltd., H	Capital Markets	7,800	11,959
	Gigadevice Semiconductor Beijing Inc., A	Semiconductors & Semiconductor Equipment	100	2,604
	Glarun Technology Co. Ltd., A	Communications Equipment	600	1,287
a	Global Top E-Commerce Co. Ltd.	Internet & Direct Marketing Retail	300	214
	Glodon Co. Ltd.	Software	200	2,024
	GoerTek Inc.	Electronic Equipment, Instruments & Components	1,200	4,966
a	GOME Retail Holdings Ltd.	Specialty Retail	63,000	11,669
	Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	600	353
	Great Wall Motor Co. Ltd., A	Automobiles	900	4,133
	Great Wall Motor Co. Ltd., H	Automobiles	15,000	41,579
	Greattown Holdings Ltd., A	Real Estate Management & Development	300	173
	Gree Electric Appliances Inc. of Zhuhai	Household Durables	600	5,734

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	3,300	$2,812
	Greentown China Holdings Ltd.	Real Estate Management & Development	3,000	3,874
	GRG Banking Equipment Co. Ltd.	Technology Hardware, Storage & Peripherals	600	1,042
a	GSX Techedu Inc., ADR	Diversified Consumer Services	210	7,115
	Guangdong Baolihua New Energy Stock Co. Ltd.	Independent Power and Renewable Electricity Producers	900	953
	Guangdong Electric Power Development Co. Ltd., B	Independent Power and Renewable Electricity Producers	6,000	2,053
	Guangdong Ellington Electronics Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	300	315
	Guangdong Golden Dragon Development Inc.	Capital Markets	300	690
	Guangdong Haid Group Co. Ltd.	Food Products	600	7,133
a	Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	600	454
	Guangdong Investment Ltd.	Water Utilities	12,000	19,541
	Guangdong Kinlong Hardware Products Co. Ltd.	Building Products	100	2,527
	Guangdong LY Intelligent Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	2,400	2,992
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	Household Durables	300	1,600
a	Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	1,800	850
	Guangshen Railway Co. Ltd., A	Road & Rail	2,700	930
	Guangshen Railway Co. Ltd., H	Road & Rail	12,000	2,377
	Guangxi Guiguan Electric Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	900	765
	Guangxi Liugong Machinery Co. Ltd.	Machinery	1,200	1,807
	Guangxi Wuzhou Zhongheng Group Co. Ltd., A	Pharmaceuticals	1,500	636
	Guangzhou Automobile Group Co. Ltd., A	Automobiles	900	1,401
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	14,000	11,759
	Guangzhou Baiyun International Airport Co. Ltd., A	Transportation Infrastructure	900	1,830
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	600	2,547
	Guangzhou Baiyunshan Pharmceutical Holdings Co. Ltd.	Pharmaceuticals	900	2,183
	Guangzhou Haige Communications Group Inc. Co.	Communications Equipment	600	925
	Guangzhou Kingmed Diagnostics Group Co. Ltd.	Health Care Providers & Services	100	1,936
	Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	7,200	9,502
	Guangzhou TInc.i Materials Technology Co. Ltd.	Chemicals	300	3,731
	Guangzhou Zhujiang Brewery Co. Ltd.	Beverages	300	473
	Guizhou Panjiang Refined Coal Co. Ltd., A	Oil, Gas & Consumable Fuels	1,200	1,246
a	Guizhou Xinbang Pharmaceutical Co. Ltd.	Pharmaceuticals	300	402
a	Guolian Securities Co. Ltd., A	Capital Markets	600	1,393
	Guosen Securities Co. Ltd.	Capital Markets	2,100	3,828
a	Guosheng Financial Holding Inc.	Electrical Equipment	300	467
	Guotai Junan Securities Co. Ltd.	Capital Markets	3,000	4,330
	Guotai Junan Securities Co. Ltd., A	Capital Markets	2,400	5,940
a	Guoxuan High-Tech Co. Ltd.	Electrical Equipment	300	1,647
	Guoyuan Securities Co. Ltd.	Capital Markets	720	846
b,c	Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	4,200	28,713

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Haier Smart Home Co. Ltd., A	Household Durables	2,100	$9,980
a	Haier Smart Home Co. Ltd., H	Household Durables	8,400	33,602
	Haisco Pharmaceutical Group Co. Ltd.	Pharmaceuticals	300	1,126
	Haitian International Holdings Ltd.	Machinery	3,000	11,962
	Haitong Securities Co. Ltd., A	Capital Markets	2,700	4,555
	Haitong Securities Co. Ltd., H	Capital Markets	16,800	15,537
	Han’s Laser Technology Industry Group Co. Ltd., A	Machinery	300	1,937
a	Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	300	1,605
	Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	600	409
	Hangzhou Century Co. Ltd.	Electronic Equipment, Instruments & Components	300	365
	Hangzhou First Applied Material Co. Ltd., A	Semiconductors & Semiconductor Equipment	300	3,928
	Hangzhou Oxygen Plant Group Co. Ltd.	Machinery	300	1,366
	Hangzhou Robam Appliances Co. Ltd., A	Household Durables	300	1,670
	Hangzhou Shunwang Technology Co. Ltd.	Entertainment	300	584
	Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	300	6,864
a,b,c	Hangzhou Tigermed Consulting Co. Ltd., H, 144A, Reg S	Life Sciences Tools & Services	600	11,862
a	Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	5,000	23,957
	Health & Happiness H&H International Holdings Ltd.	Food Products	500	1,897
	Hefei Meiya Optoelectronic Technology Inc.	Machinery	300	1,934
	Heilongjiang Agriculture Co. Ltd., A	Food Products	600	1,431
	Henan Shuanghui Investment & Development Co. Ltd.	Food Products	1,200	7,499
	Hengan International Group Co. Ltd.	Personal Products	3,000	19,718
	Hengdian Group DMEGC Magnetics Co. Ltd.	Electronic Equipment, Instruments & Components	600	1,385
	Hengli Petrochemical Co. Ltd., A	Chemicals	1,060	4,738
a	HengTen Networks Group Ltd.	Internet & Direct Marketing Retail	8,800	11,047
	Hengtong Optic-electric Co. Ltd., A	Communications Equipment	900	1,682
	Hengyi Petrochemical Co. Ltd., A	Chemicals	900	2,010
a	Hesteel Co. Ltd.	Metals & Mining	2,100	755
	Hithink RoyalFlush Information Network Co. Ltd.	Capital Markets	200	3,640
	Holitech Technology Co. Ltd.	Electronic Equipment, Instruments & Components	600	304
	Hongfa Technology Co. Ltd., A	Electrical Equipment	300	2,258
	Hongta Securities Co. Ltd., A	Capital Markets	600	1,291
	Hopson Development Holdings Ltd.	Real Estate Management & Development	3,000	10,805
a,b	Hua Hong Semiconductor Ltd., Reg S	Semiconductors & Semiconductor Equipment	2,000	10,895
	Huaan Securities Co. Ltd., A	Capital Markets	600	584
	Huadian Power International Corp. Ltd., A	Independent Power and Renewable Electricity Producers	900	508
	Huadian Power International Corp. Ltd., H	Independent Power and Renewable Electricity Producers	12,000	3,704
	Huadong Medicine Co. Ltd., A	Health Care Providers & Services	600	3,373
	Huafa Industrial Co. Ltd. Zhuhai, A	Real Estate Management & Development	600	562
	Huafon Chemical Co. Ltd.	Chemicals	1,200	2,140
	Huagong Tech Co. Ltd.	Electronic Equipment, Instruments & Components	300	950
	Huaibei Mining Holdings Co. Ltd., A	Metals & Mining	900	1,550
	Hualan Biological Engineering Inc.	Biotechnology	720	4,362
	Huaneng Power International Inc., A	Independent Power and Renewable Electricity Producers	1,200	807
	Huaneng Power International Inc., H	Independent Power and Renewable Electricity Producers	20,000	7,100
	Huapont Life Sciences Co. Ltd.	Chemicals	900	739
	Huatai Securities Co. Ltd., A	Capital Markets	2,100	5,428
	Huatai Securities Co. Ltd., H	Capital Markets	7,800	11,959

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Huaxi Securities Co. Ltd.	Capital Markets	600	$910
	Huaxia Bank Co. Ltd., A	Banks	5,100	5,006
	Huaxin Cement Co. Ltd., A	Construction Materials	300	1,085
	Huaxin Cement Co. Ltd., B	Construction Materials	1,500	3,239
	Huayu Automotive Systems Co. Ltd.	Auto Components	1,200	5,042
	Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	2,100	1,322
	Hubei Energy Group Co. Ltd.	Independent Power and Renewable Electricity Producers	1,200	1,178
	Hubei Xinyangfeng Fertilizer Co. Ltd.	Chemicals	600	1,627
	Huizhou Desay Sv Automotive Co. Ltd.	Household Durables	100	1,307
	Humanwell Healthcare Group Co. Ltd., A	Pharmaceuticals	600	2,815
	Hunan Gold Corp. Ltd.	Metals & Mining	300	365
	Hunan Valin Steel Co. Ltd.	Metals & Mining	2,100	2,240
	Hundsun Technologies Inc., A	Software	300	3,841
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia	Oil, Gas & Consumable Fuels	300	458
a	Hytera Communications Corp. Ltd., A	Communications Equipment	300	249
a	HyUnion Holding Co. Ltd.	Auto Components	300	283
	Iflytek Co. Ltd.	Software	600	4,420
	IInner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	1,800	746
	Industrial and Commercial Bank of China Ltd.	Banks	25,200	21,278
	Industrial and Commercial Bank of China Ltd., H	Banks	363,000	260,538
	Industrial Bank Co. Ltd., A	Banks	6,900	25,334
	Industrial Securities Co. Ltd., A	Capital Markets	1,800	2,318
	Inmyshow Digital Technology Group Co. Ltd.	Media	600	913
a	Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	13,200	3,138
	Inner Mongolia First Machinery Group Co. Ltd., A	Machinery	300	451
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A	Chemicals	2,400	1,931
	Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	1,800	10,982
	Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	5,400	2,959
a	Innovent Biologics Inc.	Biotechnology	6,000	60,853
	Inspur Electronic Information Industry Co. Ltd.	Technology Hardware, Storage & Peripherals	624	2,604
	Intco Medical Technology Co. Ltd.	Health Care Equipment & Supplies	100	2,463
a	Iqiyi Inc., ADR	Entertainment	1,212	20,143
a	JA Solar Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	600	2,641
	Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	300	3,475
	Jason Furniture Hangzhou Co. Ltd., A	Household Durables	300	3,683
a	JD Health International Inc.,	Internet & Direct Marketing Retail	900	12,908
a	JD.com Inc., ADR	Internet & Direct Marketing Retail	4,077	343,813
	Jiajiayue Group Co. Ltd., A	Food & Staples Retailing	300	947
a	Jiangsu Changjiang Electronics Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	600	3,127
	Jiangsu Eastern Shenghong Co. Ltd.	Chemicals	1,200	2,582
	Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	300	455
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	6,000	7,471
	Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	396	5,399
	Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	1,860	26,106
	Jiangsu King’s Luck Brewery JSC Ltd	Beverages	300	2,243

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Jiangsu Linyang Energy Co. Ltd., A	Electrical Equipment	900	$973
	Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	600	15,061
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	Health Care Equipment & Supplies	300	1,200
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd.	Banks	300	255
	Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	1,500	1,596
	Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	600	1,047
	Jiangxi Copper Co. Ltd., A	Metals & Mining	600	2,023
	Jiangxi Copper Co. Ltd., H	Metals & Mining	6,000	11,468
	Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	1,200	2,767
	Jiayuan International Group Ltd.	Real Estate Management & Development	6,000	2,470
	Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	600	1,456
	Jinduicheng Molybdenum Co. Ltd., A	Metals & Mining	900	823
	Jinke Properties Group Co. Ltd.	Real Estate Management & Development	2,100	2,109
b,c	Jinxin Fertility Group Ltd., 144A, Reg S	Health Care Providers & Services	6,000	12,904
	Jinyu Bio-Technology Co. Ltd., A	Biotechnology	300	874
	Jizhong Energy Resources Co. Ltd.	Oil, Gas & Consumable Fuels	1,500	860
	JoInc.are Pharmaceutical Group Industry Co. Ltd., A	Pharmaceuticals	600	1,172
	Jointo Energy Investment Co. Ltd.	Independent Power and Renewable Electricity Producers	300	298
a	Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	300	825
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A	Food Products	300	2,214
	Joyoung Co. Ltd.	Household Durables	300	1,408
	JOYY Inc., ADR	Interactive Media & Services	249	23,339
a	KE Holdings Inc., ADR	Real Estate Management & Development	510	29,060
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	3,000	16,207
	Kingdee International Software Group Co. Ltd.	Software	12,000	37,199
	Kingfa Sci & Tech Co. Ltd.	Chemicals	900	2,978
a	Kingsoft Cloud Holdings Ltd., ADR	IT Services	168	6,606
	Kingsoft Corp. Ltd.	Software	4,000	26,549
a,c	Kuaishou Technology, 144A, B	Interactive Media & Services	1,200	41,675
a	Kuang-Chi Technologies Co. Ltd.	Auto Components	600	1,849
	Kunlun Energy Co. Ltd.	Gas Utilities	12,000	12,611
	Kweichow Moutai Co. Ltd., A	Beverages	400	122,478
	KWG Group Holdings Ltd.	Real Estate Management & Development	6,000	10,264
b	KWG Living Group Holdings Ltd., Reg S	Real Estate Management & Development	3,000	3,048
	Lakala Payment Co. Ltd., A	IT Services	300	1,378
	Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	900	2,682
	Laobaixing Pharmacy Chain JSC	Food & Staples Retailing	300	3,132
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	6,000	5,518
d	Legend Holdings Corp., H	Technology Hardware, Storage & Peripherals	2,700	4,279
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	36,000	51,214
	Lens Technology Co. Ltd.	Electronic Equipment, Instruments & Components	1,800	7,169
	Leo Group Co. Ltd.	Media	1,800	807
	Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	600	2,680
	Leyard Optoelectronic Co. Ltd.	Electronic Equipment, Instruments & Components	1,200	1,320
a	Li Auto Inc., ADR	Automobiles	1,998	49,950
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	10,000	64,956
	Lianhe Chemical Technology Co. Ltd.	Chemicals	300	1,133
	Liaoning Cheng Da Co. Ltd., A	Distributors	600	1,865
	Liaoning Port Co. Ltd., A	Transportation Infrastructure	5,700	1,538
	Liuzhou Iron & Steel Co. Ltd., A	Metals & Mining	300	295

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Livzon Pharmaceutical Group Inc.	Pharmaceuticals	300	$1,909
	Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	900	3,838
	Logan Group Co. Ltd.	Real Estate Management & Development	6,000	10,110
	Lomon Billions Group Co. Ltd.	Chemicals	600	2,614
b,c	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	8,250	54,650
	LONGi Green Energy Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	1,200	16,095
	Luenmei Quantum Co. Ltd., A	Water Utilities	600	959
a	Lufax Holding Ltd., ADR	Consumer Finance	810	11,761
	Luxi Chemical Group Co. Ltd., A	Chemicals	600	1,420
	Luxshare Precision Industry Co. Ltd., A	Electronic Equipment, Instruments & Components	2,295	11,833
	Luye Pharma Group Ltd.	Pharmaceuticals	9,000	5,753
	Luzhou Laojiao Co. Ltd., A	Beverages	500	17,148
	Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	1,200	585
	Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	6,000	2,045
	Mango Excellent Media Co. Ltd.	Entertainment	440	3,898
	Maxscend Microelectronics Co. Ltd.	Electronic Equipment, Instruments & Components	100	9,282
a	Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	1,320	3,102
a,b	Meituan Dianping, B, Reg S	Internet & Direct Marketing Retail	16,800	644,388
	Metallurgical Corp. of China Ltd.	Construction & Engineering	15,000	3,897
	Metallurgical Corp. of China Ltd., A	Construction & Engineering	4,200	2,189
	Microport Scientific Corp.	Health Care Equipment & Supplies	2,000	11,255
a	Ming Yuan Cloud Group Holdings Ltd.	Software	2,000	9,120
	Minth Group Ltd.	Auto Components	3,000	12,503
a	MMG Ltd.	Metals & Mining	12,000	6,699
	Momo Inc., ADR	Interactive Media & Services	738	10,878
	Montage Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	200	1,866
a	Montnets Rongxin Technology Group Co. Ltd.	Software	300	691
	Muyuan Foods Co. Ltd.	Food Products	1,040	15,856
	NanJi E-Commerce Co. Ltd.	Media	600	839
	Nanjing Iron & Steel Co. Ltd., A	Metals & Mining	900	531
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	Pharmaceuticals	300	1,829
	Nanjing Securities Co. Ltd., A	Capital Markets	900	1,391
	Nanyang Topsec Technologies Group Inc., A	Electrical Equipment	600	1,822
	Nari Technology Development Co. Ltd., A	Electrical Equipment	1,500	7,119
	NAURA Technology Group Co. Ltd., A	Semiconductors & Semiconductor Equipment	100	2,188
	NavInfo Co. Ltd.	Household Durables	300	666
	NetEase Inc., ADR	Entertainment	1,764	182,151
	New China Life Insurance Co. Ltd., A	Insurance	600	4,440
	New China Life Insurance Co. Ltd., H	Insurance	4,200	16,261
	New Hope Liuhe Co. Ltd.	Food Products	1,500	4,572
a	New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	6,846	95,844
	Newland Digital Technology Co. Ltd.	Software	300	647
	Nexteer Automotive Group Ltd.	Auto Components	3,000	3,677
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	6,000	8,783
	Ninestar Corp.	Technology Hardware, Storage & Peripherals	300	1,137
	Ningbo Joyson Electronic Corp.	Auto Components	900	2,470
	Ningbo Sanxing Medical Electric Co. Ltd., A	Electrical Equipment	300	305
	Ningbo Tuopu Group Co. Ltd., A	Auto Components	300	1,529
	Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	3,300	2,097
	Ningxia Baofeng Energy Group Co. Ltd.	Chemicals	900	2,148
a	NIO Inc., ADR	Automobiles	5,811	226,513
	North Huajin Chemical Industries Co. Ltd.	Chemicals	1,200	1,053
	Northeast Securities Co. Ltd.	Capital Markets	600	788
	NSFOCUS Information Technology Co. Ltd.	Software	300	783

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Oceanwide Holdings Co. Ltd.	Diversified Financial Services	600	$251
	Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	600	2,576
	Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	1,500	1,036
	OFILM Group Co. Ltd.	Electronic Equipment, Instruments & Components	600	793
a	OneConnect Financial Technology Co. Ltd., ADR	Software	240	3,547
	Oppein Home Group Inc., A	Household Durables	100	2,402
	ORG Technology Co. Ltd.	Containers & Packaging	600	492
	Orient Securities Co. Ltd. of China, H	Capital Markets	4,800	3,099
	Oriental Pearl Group Co. Ltd., A	Media	1,200	1,758
a	Ourpalm Co. Ltd.	Entertainment	1,200	925
	Ovctek China Inc., A	Health Care Equipment & Supplies	300	4,122
a	Pangang Group Vanadium Titanium & Resources Co. Ltd., A	Metals & Mining	2,100	704
	People.cn Co. Ltd.	Media	600	1,513
	Perfect World Co. Ltd.	Entertainment	600	1,809
	PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	96,000	34,698
b,c	Pharmaron Beijing Co. Ltd., H, 144A, Reg S	Life Sciences Tools & Services	600	11,337
	PICC Property and Casualty Co. Ltd., H	Insurance	30,000	26,008
a	Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	1,344	179,935
	Ping An Bank Co. Ltd., A	Banks	6,300	21,134
a,b	Ping An Healthcare and Technology Co. Ltd., Reg S	Health Care Technology	1,800	22,574
	Ping An Insurance Group Co. of China Ltd., A	Insurance	3,600	43,181
	Ping An Insurance Group Co. of China Ltd., H	Insurance	27,500	327,370
	Pingdingshan Tianan Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	900	738
	Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	3,900	8,458
	Poly Property Services Co. Ltd., H	Real Estate Management & Development	600	4,168
	Postal Savings Bank of China Co. Ltd., H	Banks	45,000	33,629
	Power Construction Corp. of China Ltd.	Construction & Engineering	3,900	2,449
	Proya Cosmetics Co. Ltd.	Personal Products	100	2,429
	Qingdao Port International Co. Ltd., A	Transportation Infrastructure	300	319
	Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	300	1,160
	Qinhuangdao Port Co. Ltd., A	Transportation Infrastructure	600	255
	Rainbow Department Store Co. Ltd.	Multiline Retail	300	392
a	Realcan Pharmaceutical Group Co. Ltd.	Health Care Providers & Services	300	206
	Red Star Macalline Group Corp. Ltd.	Real Estate Management & Development	3,000	1,775
	Red Star Macalline Group Corp. Ltd., A	Real Estate Management & Development	320	444
	RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	900	885
	Rongsheng Petro Chemical Co. Ltd.	Chemicals	700	2,938
	SAIC Motor Corp Ltd	Automobiles	3,300	9,893
	Sanan Optoelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	1,500	5,322
	Sangfor Technologies Inc.	Software	100	3,765
	Sansteel Minguang Co. Ltd.	Metals & Mining	600	679
	Sany Heavy Industry Co. Ltd., A	Machinery	2,700	14,053
	SDIC Capital Co. Ltd., A	Capital Markets	600	1,117
	SDIC Power Holdings Co. Ltd., A	Independent Power and Renewable Electricity Producers	2,400	3,632
	Sealand Securities Co. Ltd.	Capital Markets	1,080	736
	Seazen Group Ltd.	Real Estate Management & Development	10,000	12,284
	Seazen Holdings Co. Ltd., A	Real Estate Management & Development	600	4,463
	SF Holding Co. Ltd.	Air Freight & Logistics	900	11,114
	Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	2,700	4,551

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Shaanxi International Trust Co. Ltd.	Capital Markets	600	$305
	Shandong Chenming Paper Holdings Ltd., A	Paper & Forest Products	600	925
	Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	4,200	3,220
	Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	1,500	1,387
	Shandong Denghai Seeds Co. Ltd.	Food Products	300	757
b,c	Shandong Gold Mining Co. Ltd., 144A, Reg S	Metals & Mining	3,000	5,626
	Shandong Gold Mining Co. Ltd., A	Metals & Mining	1,320	4,287
	Shandong Hi-speed Co. Ltd., A	Transportation Infrastructure	900	864
	Shandong Himile Mechanical Science & Technology Co. Ltd.	Machinery	300	1,347
	Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	600	3,434
	Shandong Humon Smelting Co. Ltd.	Metals & Mining	300	536
	Shandong Linglong Tyre Co. Ltd., A	Auto Components	300	2,140
	Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	4,200	2,208
	Shandong Pharmaceutical Glass Co. Ltd., A	Health Care Equipment & Supplies	300	1,815
	Shandong Publishing & Media Co. Ltd., A	Media	600	544
	Shandong Sinocera Functional Material Co. Ltd., A	Chemicals	300	1,941
	Shandong Sun Paper Industry JSC Ltd.	Paper & Forest Products	600	1,438
	Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	12,000	23,678
a	Shandong XInc.hao Energy Corp. Ltd., A	Oil, Gas & Consumable Fuels	600	136
	Shanghai 2345 Network Holding Group Co. Ltd.	Software	900	263
	Shanghai AJ Group Co. Ltd., A	Diversified Financial Services	300	326
	Shanghai Bailian Group Co. Ltd.	Food & Staples Retailing	600	1,626
	Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	1,200	1,163
	Shanghai Bairun Investment Holding Group Co. Ltd.	Beverages	200	3,323
	Shanghai Baosight Software Co. Ltd., A	Software	300	2,672
	Shanghai Baosight Software Co. Ltd., B	Software	1,800	6,282
	Shanghai Construction Group Co. Ltd., A	Construction & Engineering	2,100	970
	Shanghai Dazhong Public Utilities Group Co. Ltd., A	Gas Utilities	600	368
a	Shanghai Electric Group Co. Ltd., A	Electrical Equipment	3,300	2,791
a	Shanghai Electric Group Co. Ltd., H	Electrical Equipment	12,000	4,322
	Shanghai Electric Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	300	358
	Shanghai Environment Group Co. Ltd., A	Commercial Services & Supplies	300	535
	Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	600	3,639
	Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	3,000	12,792
	Shanghai Huayi Group Co. Ltd., B	Chemicals	1,800	889
	Shanghai Industrial Development Co. Ltd., A	Real Estate Management & Development	300	220
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	3,000	4,476
	Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	600	5,295
	Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	3,900	2,841
	Shanghai Jahwa United Co. Ltd., A	Personal Products	300	2,196

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	900	$1,937
	Shanghai Jinjiang International Hotels Co. Ltd., A	Hotels, Restaurants & Leisure	200	1,692
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., B	Real Estate Management & Development	1,500	1,449
a,b,c	Shanghai Junshi Biosciences Co. Ltd., H, 144A, Reg S	Biotechnology	600	6,267
	Shanghai Lingang Holdings Corp. Ltd.	Real Estate Management & Development	600	1,677
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A	Real Estate Management & Development	600	994
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	5,180	4,564
	Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	300	3,905
	Shanghai Mechanical and Electrical Industry Co. Ltd., A	Machinery	300	882
	Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	1,200	1,716
	Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	600	1,793
	Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	4,500	8,833
	Shanghai Pudong Development Bank Co. Ltd., A	Banks	9,000	15,075
	Shanghai Putailai New Energy Technology Co. Ltd., A	Chemicals	300	4,344
	Shanghai RAAS Blood Products Co. Ltd., A	Biotechnology	1,500	1,701
	Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	2,700	905
	Shanghai Shimao Co. Ltd., A	Real Estate Management & Development	1,200	794
	Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	1,200	999
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	1,200	1,139
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., A	Specialty Retail	1,500	2,451
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A	Real Estate Management & Development	300	763
	Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	6,080	1,544
	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	6,000	5,997
	Shanxi Lu’an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	600	561
	Shanxi Securities Co. Ltd.	Capital Markets	720	771
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	300	15,217
	Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	1,080	825
a	Shanying International Holding Co. Ltd., A	Paper & Forest Products	900	502
	Shenergy Co. Ltd., A	Independent Power and Renewable Electricity Producers	1,700	1,606
a	Shenghe Resources Holding Co. Ltd., A	Metals & Mining	300	797
	Shengyi Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	900	3,117
	Shenwan Hongyuan Group Co. Ltd.	Capital Markets	6,600	4,667
b,c	Shenwan Hongyuan Group Co. Ltd., 144A, Reg S	Capital Markets	7,200	2,019
	Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	300	889
	Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	300	268

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Shenzhen Airport Co. Ltd.	Transportation Infrastructure	600	$812
	Shenzhen Aisidi Co. Ltd.	Electronic Equipment, Instruments & Components	300	383
	Shenzhen Energy Group Co. Ltd.	Independent Power and Renewable Electricity Producers	1,580	2,702
	Shenzhen Everwin Precision Technology Co. Ltd.	Electronic Equipment, Instruments & Components	300	1,016
	Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	6,000	6,498
	Shenzhen Gas Corporation Ltd., A	Gas Utilities	900	1,033
a	Shenzhen Hepalink Pharmaceutical Group Co. Ltd.	Pharmaceuticals	500	743
	Shenzhen Huaqiang Industry Co. Ltd.	Real Estate Management & Development	300	544
	Shenzhen Inovance Technology Co. Ltd.	Machinery	600	7,820
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	4,500	7,536
	Shenzhen Investment Ltd.	Real Estate Management & Development	12,000	4,168
	Shenzhen Jinjia Group Co. Ltd.	Containers & Packaging	300	444
	Shenzhen Kaifa Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	300	875
	Shenzhen Kangtai Biological Products Co. Ltd.	Biotechnology	300	6,263
	Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	300	665
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	300	18,249
a	Shenzhen MTC Co. Ltd.	Household Durables	1,800	1,460
	Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	3,000	4,659
	Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	300	1,731
	Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	300	1,298
	Shenzhen YUTO Packaging Technology Co. Ltd.	Containers & Packaging	300	1,332
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A	Metals & Mining	900	623
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,600	74,598
a	Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	300	229
	Shijiazhuang Yiling Pharmaceutical Co. Ltd.	Pharmaceuticals	300	1,126
	Shimao Group Holdings Ltd.	Real Estate Management & Development	6,500	20,442
	Shougang Fushan Resources Group Ltd.	Metals & Mining	18,000	4,468
	Shui On Land Ltd.	Real Estate Management & Development	19,500	2,985
a	Siasun Robot & Automation Co. Ltd.	Machinery	300	518
	Sichuan Chuantou Energy Co Ltd., A	Independent Power and Renewable Electricity Producers	1,200	2,293
	Sichuan Expressway Co. Ltd., A	Transportation Infrastructure	1,500	750
a	Sichuan Hebang Biotechnology Co. Ltd., A	Chemicals	1,800	420
	Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	600	2,020
	Sichuan Languang Development Co. Ltd., A	Real Estate Management & Development	300	192
	Sichuan Road & Bridge Co. Ltd., A	Construction & Engineering	1,500	1,388
	Sichuan Swellfun Co. Ltd., A	Beverages	300	3,271
	Sieyuan Electric Co. Ltd.	Electrical Equipment	300	1,358
	Silergy Corp.	Semiconductors & Semiconductor Equipment	300	24,235
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	15,000	3,338
	Sinolink Securities Co. Ltd., A	Capital Markets	600	1,235
	Sinoma International Engineering Co.	Construction & Engineering	900	1,291
	Sinoma Science & Technology Co. Ltd.	Chemicals	600	2,132
	Sinopec Engineering Group Co. Ltd.	Construction & Engineering	7,500	4,139

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
a	Sinopec Oilfield Service Corp.	Energy Equipment & Services	12,000	$1,050
a	Sinopec Oilfield Service Corp., A	Energy Equipment & Services	900	277
	Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	2,700	1,453
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	18,000	4,260
	Sinopharm Group Co. Ltd., H	Health Care Providers & Services	6,000	14,525
	Sinotrans Ltd., A	Air Freight & Logistics	1,500	983
	Sinotrans Ltd., H	Air Freight & Logistics	9,000	3,334
	Sinotruk Hong Kong Ltd.	Machinery	3,000	8,991
	SITC International Holdings Co. Ltd.	Marine	6,000	20,336
a	Smoore International Holdings Ltd.	Tobacco	4,000	24,336
	Soho China Ltd.	Real Estate Management & Development	10,500	3,214
	Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	1,060	3,464
	SooChow Securities Co. Ltd., A	Capital Markets	720	1,059
	Southwest Securities Co. Ltd., A	Capital Markets	1,200	852
	Spring Airlines Co. Ltd., A	Airlines	300	2,723
	STO Express Co. Ltd.	Air Freight & Logistics	300	422
	Sun Art Retail Group Ltd.	Food & Staples Retailing	8,000	6,545
	Sunac China Holdings Ltd.	Real Estate Management & Development	12,000	51,476
	Sunac Services Holdings Ltd.	Real Estate Management & Development	3,000	9,454
	Sungrow Power Supply Co. Ltd.	Electrical Equipment	500	5,470
	Suning Universal Co. Ltd.	Real Estate Management & Development	1,500	910
	Suning.com Co. Ltd.	Specialty Retail	3,600	3,775
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	3,000	68,378
	Sunwoda Electronic Co. Ltd., A	Electrical Equipment	600	1,777
	Suofeiya Home Collection Co. Ltd.	Household Durables	300	1,506
	Suzhou Dongshan Precision Manufacturing Co. Ltd., A	Electronic Equipment, Instruments & Components	600	1,675
	Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	600	865
a	Tahoe Group Co. Ltd.	Real Estate Management & Development	300	140
a	TAL Education Group, ADR	Diversified Consumer Services	1,821	98,061
	Tangshan Jidong Cement Co. Ltd.	Construction Materials	300	716
	TangShan Port Group Co. Ltd., A	Transportation Infrastructure	1,200	503
	Tangshan Sanyou Chemical Industries Co. Ltd., A	Chemicals	600	990
	TBEA Co. Ltd., A	Electrical Equipment	1,500	2,558
	TCL Corp.	Household Durables	4,800	6,833
	Tencent Holdings Ltd.	Interactive Media & Services	26,600	2,087,093
a	Tencent Music Entertainment Group, ADR	Entertainment	2,172	44,504
a	The China Pacific Securities Co. Ltd., A	Capital Markets	1,500	741
	The People’s Insurance Co. Group of China Ltd., H	Insurance	42,000	13,614
	Thunder Software Technology Co. Ltd.	Software	300	5,571
	Tian Di Science & Technology Co. Ltd., A	Machinery	1,200	615
	Tianfeng Securities Co. Ltd., A	Capital Markets	1,540	1,183
	Tianjin Capital Environmental Protection Group Co. Ltd., A	Commercial Services & Supplies	300	322
	Tianjin Chase Sun Pharmaceutical Co. Ltd.	Pharmaceuticals	1,500	940
	Tianjin Zhonghuan Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	900	3,881
	Tianma Microelectronics Co. Ltd.	Electronic Equipment, Instruments & Components	1,200	2,561
	Tianshui Huatian Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	900	1,602
	Times China Holdings Ltd.	Real Estate Management & Development	3,000	4,129
	Tingyi Cayman Islands Holding Corp.	Food Products	8,000	14,694
a,b	Tongcheng-Elong Holdings Ltd., Reg S	Internet & Direct Marketing Retail	3,600	8,122
a	TongFu Microelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	600	1,781
	Tonghua Dongbao Pharmaceutical Co. Ltd.	Pharmaceuticals	600	1,135
	Tongkun Group Co. Ltd., A	Chemicals	900	2,833

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	4,200	$1,709
	Tongwei Co. Ltd., A	Food Products	1,500	7,485
a	Topchoice Medical Investment Corp., A	Health Care Providers & Services	100	3,818
	Topsports International Holdings Ltd.	Specialty Retail	6,000	8,937
	Towngas China Co. Ltd.	Gas Utilities	6,000	2,994
	TravelSky Technology Ltd., H	IT Services	4,000	9,354
a	Trip.com Group Ltd., ADR	Internet & Direct Marketing Retail	2,187	86,671
	Tsingtao Brewery Co. Ltd., A	Beverages	300	3,870
	Tsingtao Brewery Co. Ltd., H	Beverages	2,100	18,611
a	Tus-Sound Environmental Resources Co. Ltd.	Commercial Services & Supplies	300	305
	Uni-President China Holdings Ltd.	Food Products	6,000	7,301
	Unigroup Guoxin Microelectronics Co. Ltd.	Semiconductors & Semiconductor Equipment	300	4,892
	Unisplendour Corp. Ltd.	Electronic Equipment, Instruments & Components	760	2,298
	Universal Scientific Industrial Shanghai Co. Ltd., A	Electronic Equipment, Instruments & Components	300	885
a	Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	1,950	58,227
	Walvax Biotechnology Co. Ltd.	Biotechnology	600	4,132
	Wangfujing Group Co. Ltd., A	Multiline Retail	300	1,373
	Wangsu Science & Technology Co. Ltd.	IT Services	600	588
	Wanhua Chemical Group Co. Ltd., A	Chemicals	900	14,485
	Want Want China Holdings Ltd.	Food Products	24,000	17,997
	Wanxiang Qianchao Co. Ltd.	Auto Components	1,200	856
a	Weibo Corp., ADR	Interactive Media & Services	273	13,776
	Weichai Power Co. Ltd., A	Machinery	2,100	6,158
	Weichai Power Co. Ltd., H	Machinery	9,000	22,227
	Weifu High-Technology Co. Ltd., B	Auto Components	900	1,820
	Weifu High-Technology Group Co. Ltd., A	Auto Components	300	1,083
	Weihai Guangwei Composites Co. Ltd., A	Chemicals	300	3,170
	Wens Foodstuffs Group Co. Ltd.	Food Products	720	1,857
	Western Securities Co. Ltd.	Capital Markets	900	1,208
	Westone Information Industry Inc.	Electronic Equipment, Instruments & Components	300	820
	Will Semiconductor Ltd., A	Semiconductors & Semiconductor Equipment	200	7,825
	Wilmar International Ltd.	Food Products	9,900	39,936
	Wingtech Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	400	5,975
	Winning Health Technology Group Co. Ltd.	Health Care Technology	1,080	2,701
	Wolong Electric Group Co. Ltd., A	Electrical Equipment	300	498
	Wuchan Zhongda Group Co. Ltd., A	Distributors	900	667
	Wuhan Guide Infrared Co. Ltd.	Electronic Equipment, Instruments & Components	440	2,401
	Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co. Ltd.	Entertainment	600	2,008
	Wuliangye Yibin Co. Ltd., A	Beverages	1,300	53,096
	WUS Printed Circuit Kunshan Co. Ltd.	Electronic Equipment, Instruments & Components	900	2,296
	WuXi AppTec Co. Ltd., A	Life Sciences Tools & Services	300	6,410
	WuXi AppTec Co. Ltd., H	Life Sciences Tools & Services	1,200	23,600
a	WuXi Biologics (Cayman) Inc.	Life Sciences Tools & Services	14,500	181,566
	Wuxi Lead Intelligent Equipment Co. Ltd.	Electronic Equipment, Instruments & Components	300	3,612
	XCMG Construction Machinery Co. Ltd.	Machinery	2,100	2,429
	Xiamen C & D Inc., A	Trading Companies & Distributors	900	1,155
	Xiamen ITG Group Corp. Ltd., A	Trading Companies & Distributors	600	605
	Xiamen Meiya Pico Information Co. Ltd.	Electronic Equipment, Instruments & Components	300	787
	Xiamen Tungsten Co. Ltd., A	Metals & Mining	300	839
	Xinhu Zhongbao Co. Ltd., A	Real Estate Management & Development	1,800	839
	Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	3,000	2,068
	Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	900	1,944
	Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	3,000	5,634

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Xinjiang Zhongtai Chemical Co. Ltd., A	Chemicals	900	$1,270
	Xinxing Ductile Iron Pipes Co. Ltd.	Metals & Mining	1,500	919
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	20,000	32,877
a	XPeng Inc., ADR	Automobiles	540	19,715
	Yadea Group Holdings Ltd., Reg S	Automobiles	4,000	8,880
	Yang Quan Coal Industry Group Co. Ltd., A	Oil, Gas & Consumable Fuels	900	694
	Yango Group Co. Ltd.	Real Estate Management & Development	1,800	1,668
b	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H, Reg S	Communications Equipment	1,500	1,906
	Yanlord Land Group Ltd.	Real Estate Management & Development	3,300	3,046
	Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	1,200	2,362
	Yantai Eddie Precision Machinery Co. Ltd., A	Machinery	100	918
	Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	300	1,598
	Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	300	605
	Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	10,000	11,834
	Yealink Network Technology Corp. Ltd.	Communications Equipment	300	3,117
	Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	300	930
	Yifeng Pharmacy Chain Co. Ltd.	Food & Staples Retailing	200	2,704
	Yihai International Holding Ltd.	Food Products	2,400	24,851
	Yintai Gold Co. Ltd.	Metals & Mining	1,280	1,738
	Yonghui Superstores Co. Ltd., A	Food & Staples Retailing	3,000	3,109
	Yonyou Network Technology Co. Ltd., A	Software	1,080	5,878
	Yotrio Group Co. Ltd.	Leisure Products	600	324
	Youngor Group Co. Ltd., A	Real Estate Management & Development	2,100	2,599
	YTO Express Group Co. Ltd., A	Air Freight & Logistics	900	1,532
a	Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	300	815
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	30,000	6,791
	Yunda Holding Co. Ltd.	Air Freight & Logistics	600	1,284
a	Yunnan Aluminium Co. Ltd.	Metals & Mining	900	1,326
	Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	300	5,510
a	Yunnan Copper Co. Ltd.	Metals & Mining	300	617
	Yunnan Energy New Material Co. Ltd.	Containers & Packaging	300	5,117
	Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd.	Food & Staples Retailing	200	1,413
a	Yunnan Tin Co. Ltd.	Metals & Mining	300	563
a	Zai Lab Ltd., ADR	Biotechnology	312	41,630
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.	Pharmaceuticals	200	8,747
	Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	4,500	4,092
	Zhefu Holding Group Co. Ltd.	Electrical Equipment	1,800	1,561
a	Zhejiang Century Huatong Group Co. Ltd., A	Entertainment	2,400	2,608
	Zhejiang China Commodities City Group Co. Ltd., A	Real Estate Management & Development	1,800	1,374
	Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	300	1,660
	Zhejiang Crystal-Optech Co. Ltd.	Electronic Equipment, Instruments & Components	180	297
	Zhejiang Dahua Technology Co. Ltd.	Electronic Equipment, Instruments & Components	600	2,256
	Zhejiang Dingli Machinery Co. Ltd.	Machinery	100	1,468
	Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	6,000	5,317
	Zhejiang Hailiang Co. Ltd.	Metals & Mining	300	404
a	Zhejiang Hisoar Pharmaceutical Co. Ltd., A	Pharmaceuticals	300	407
	Zhejiang Huace Film & TV Co. Ltd., A	Entertainment	300	277
	Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	660	2,586
a	Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	300	3,143
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A	Semiconductors & Semiconductor Equipment	300	1,506
	Zhejiang Juhua Co. Ltd., A	Chemicals	600	843
	Zhejiang Longsheng Group Co. Ltd., A	Chemicals	1,200	2,648
	Zhejiang Medicine Co. Ltd., A	Pharmaceuticals	300	641

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Zhejiang NHU Co. Ltd.	Pharmaceuticals		600	$3,496
	Zhejiang Runtu Co. Ltd.	Chemicals		300	449
	Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery		1,240	3,897
	Zhejiang Satellite Petrochemical Co. Ltd.	Chemicals		300	1,722
	Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods		300	463
	Zhejiang Supor Co. Ltd.	Household Durables		300	3,272
	Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components		300	248
	Zhejiang Wanliyang Co. Ltd.	Machinery		300	344
	Zhejiang Weixing New Building Materials Co. Ltd.	Building Products		600	2,310
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A	Pharmaceuticals		300	2,696
	Zhejiang Yasha Decoration Co. Ltd.	Diversified Consumer Services		900	1,191
	Zhengzhou Coal Mining Machinery Group Co. Ltd., A	Machinery		300	525
	Zhengzhou Yutong Bus Co. Ltd., A	Machinery		600	1,312
	Zheshang Securities Co. Ltd., A	Capital Markets		300	585
a,b	ZhongAn Online P & C Insurance Co. Ltd., Reg S	Insurance		1,500	9,049
	Zhongji Innolight Co. Ltd.	Communications Equipment		300	1,611
	Zhongjin Gold Corp. Ltd., A	Metals & Mining		1,800	2,288
	Zhongshan Public Utilities Group Co. Ltd.	Water Utilities		600	805
	Zhongsheng Group Holdings Ltd.	Specialty Retail		3,000	21,146
a	Zhongtai Securities Co. Ltd., A	Capital Markets		900	1,830
	Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment		2,400	8,952
	Zijin Mining Group Co. Ltd., A	Metals & Mining		6,600	9,677
	Zijin Mining Group Co. Ltd., H	Metals & Mining		26,000	31,971
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	Machinery		2,400	4,649
	Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	Machinery		6,600	9,423
	ZTE Corp.	Communications Equipment		1,500	6,703
	ZTE Corp., H	Communications Equipment		3,600	9,141
	ZTO Express Cayman Inc., ADR	Air Freight & Logistics		1,898	55,327

					14,044,496

	Hong Kong 7.4%
	AIA Group Ltd.	Insurance		56,000	679,251
a	Alibaba Pictures Group Ltd.	Entertainment		60,000	7,795
	ASM Pacific Technology Ltd.	Semiconductors & Semiconductor Equipment		1,500	19,111
	BOC Hong Kong (Holdings) Ltd.	Banks		16,500	57,621
	Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure		2,000	4,332
	Cathay Pacific Airways Ltd.	Airlines		6,000	5,595
	Champion REIT	Equity Real Estate Investment Trusts (REITs	)	9,000	5,279
	CK Asset Holdings Ltd.	Real Estate Management & Development		11,100	67,390
	CK Hutchison Holdings Ltd.	Industrial Conglomerates		12,500	99,605
	CK Infrastructure Holdings Ltd.	Electric Utilities		3,000	17,828
	CLP Holdings Ltd.	Electric Utilities		7,800	75,748
	Dah Sing Banking Group Ltd.	Banks		2,400	2,717
	Dah Sing Financial Group	Banks		1,200	3,951
	Dairy Farm International Holdings Ltd.	Food & Staples Retailing		1,500	6,465
a,b,c	ESR Cayman Ltd., 144A, Reg S	Real Estate Management & Development		8,400	27,498
	Guotai Junan International holdings Ltd.	Capital Markets		15,000	2,759
	Haitong International Securities Group Ltd.	Capital Markets		15,000	4,785
	Hang Lung Group Ltd.	Real Estate Management & Development		3,000	7,594
	Hang Lung Properties Ltd.	Real Estate Management & Development		9,000	23,384
	Hang Seng Bank Ltd.	Banks		3,300	63,882
	Henderson Land Development Co. Ltd.	Real Estate Management & Development		6,000	26,934
	Hong Kong and China Gas Co. Ltd.	Gas Utilities		48,000	75,941
	Hong Kong Exchanges and Clearing Ltd.	Capital Markets		5,900	347,119

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Hong Kong (continued)
	Hongkong Land Holdings Ltd.	Real Estate Management & Development		5,400	$26,514
	Huabao International Holdings Ltd.	Chemicals		3,000	3,045
	Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services		6,000	1,142
	Hysan Development Co. Ltd.	Real Estate Management & Development		3,000	11,731
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates		950	62,121
	Jardine Strategic Holdings Ltd.	Industrial Conglomerates		900	29,718
	Johnson Electric Holdings Ltd.	Auto Components		1,500	4,032
	JS Global Lifestyle Co. Ltd.	Household Durables		3,000	8,123
	Kerry Logistics Network Ltd.	Air Freight & Logistics		3,000	8,991
	Kerry Properties Ltd.	Real Estate Management & Development		3,000	9,666
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components		4,500	9,736
	Lifestyle International Holdings Ltd.	Multiline Retail		3,000	2,612
	Link REIT	Equity Real Estate Investment Trusts (REITs	)	9,600	87,425
	Man Wah Holdings Ltd.	Household Durables		7,200	14,929
	Melco International Development Ltd.	Hotels, Restaurants & Leisure		3,000	6,112
	MTR Corp. Ltd.	Road & Rail		6,500	36,829
	New World Development Co. Ltd.	Real Estate Management & Development		6,500	33,610
	NWS Holdings Ltd.	Industrial Conglomerates		6,000	6,336
	PCCW Ltd.	Diversified Telecommunication Services		19,341	10,896
	Power Assets Holdings Ltd.	Electric Utilities		6,000	35,424
	Samsonite International SA	Textiles, Apparel & Luxury Goods		6,300	12,155
	Shun Tak Holdings Ltd.	Industrial Conglomerates		8,000	2,449
	Sino Biopharmaceutical Ltd.	Pharmaceuticals		45,000	45,032
	Sino Land Co. Ltd.	Real Estate Management & Development		15,000	20,876
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development		6,500	98,489
	Swire Pacific Ltd., A	Real Estate Management & Development		2,000	14,998
	Swire Pacific Ltd., B	Real Estate Management & Development		2,500	2,952
	Swire Properties Ltd.	Real Estate Management & Development		4,800	14,849
	Techtronic Industries Co. Ltd.	Machinery		6,000	102,644
	The Bank of East Asia Ltd.	Banks		6,000	12,780
	The Wharf Holdings Ltd.	Real Estate Management & Development		6,000	15,898
a	United Energy Group Ltd.	Oil, Gas & Consumable Fuels		36,000	6,946
	Vinda International Holdings Ltd.	Household Products		1,000	3,376
	Vitasoy International Holdings Ltd.	Food Products		4,500	17,307
	VTech Holdings Ltd.	Communications Equipment		900	8,104
b	WH Group Ltd., Reg S	Food Products		39,000	31,604
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development		8,000	44,814
	Xinyi Glass Holdings Ltd.	Building Products		10,000	32,671
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods		3,000	7,486

					2,537,006

	India 11.5%
a	3M India Ltd.	Industrial Conglomerates		12	4,996
	ABB India Ltd.	Electrical Equipment		255	4,918
	ACC Ltd.	Construction Materials		348	9,059
a	Adani Enterprises Ltd.	Trading Companies & Distributors		1,257	17,728
a	Adani Gas Ltd.	Gas Utilities		1,284	16,881
a	Adani Green Energy Ltd.	Independent Power and Renewable Electricity Producers		1,875	28,334
a	Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure		3,567	34,268
a	Adani Power Ltd.	Independent Power and Renewable Electricity Producers		4,806	5,591
a	Aditya Birla Capital Ltd.	Diversified Financial Services		2,646	4,317
	Alkem Laboratories Ltd.	Pharmaceuticals		129	4,887
	Ambuja Cements Ltd.	Construction Materials		3,186	13,458
	Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services		474	18,818

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
a	Ashok Leyland Ltd.	Machinery		6,303	$9,785
	Asian Paints Ltd.	Chemicals		1,902	66,009
	Astral Poly Technik Ltd.	Building Products		363	8,027
a	AU Small Finance Bank Ltd.	Banks		705	11,840
	Aurobindo Pharma Ltd.	Pharmaceuticals		1,215	14,645
a	Avenue Supermarts Ltd.	Food & Staples Retailing		690	26,982
a	Axis Bank Ltd.	Banks		10,596	101,078
	Bajaj Auto Ltd.	Automobiles		342	17,170
a	Bajaj Finance Ltd.	Consumer Finance		1,020	71,845
a	Bajaj Finserv Ltd.	Insurance		171	22,613
a	Bajaj Holdings & Investment Ltd.	Diversified Financial Services		135	6,080
	Balkrishna Industries Ltd.	Auto Components		375	8,660
a	Bandhan Bank Ltd	Banks		3,789	17,563
a	Bank of Baroda	Banks		3,999	4,053
a	Bank of India	Banks		1,458	1,353
	Bata India Ltd.	Textiles, Apparel & Luxury Goods		261	5,020
	Bayer Cropscience Ltd.	Chemicals		54	3,945
	Berger Paints India Ltd.	Chemicals		1,080	11,300
	Bharat Electronics Ltd.	Aerospace & Defense		4,602	7,874
a	Bharat Forge Ltd.	Auto Components		1,002	8,167
a	Bharat Heavy Electricals Ltd.	Electrical Equipment		5,592	3,729
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels		4,554	26,656
	Bharti Airtel Ltd.	Wireless Telecommunication Services		10,530	74,503
	Bharti Infratel Ltd.	Diversified Telecommunication Services		5,979	20,035
a	Biocon Ltd.	Biotechnology		1,926	10,771
	Bosch Ltd.	Auto Components		36	6,937
	Britannia Industries Ltd.	Food Products		480	23,799
a	Cadila Healthcare Ltd.	Pharmaceuticals		1,224	7,381
a	Canara Bank Ltd.	Banks		1,386	2,885
	Castrol India Ltd.	Chemicals		2,112	3,619
	Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance		1,554	11,877
a	Cipla Ltd.	Pharmaceuticals		2,151	23,980
	Coal India Ltd.	Oil, Gas & Consumable Fuels		8,262	14,730
	Colgate-Palmolive (India) Ltd.	Personal Products		555	11,837
	Container Corp. of India Ltd.	Road & Rail		1,101	9,005
	Coromandel International Ltd.	Chemicals		474	5,021
	Cummins India Ltd.	Machinery		564	7,094
	Dabur India Ltd.	Personal Products		2,493	18,430
a	Dalmia Bharat Ltd.	Construction Materials		213	4,629
a	Divi’s Laboratories Ltd.	Life Sciences Tools & Services		534	26,460
	DLF Ltd.	Real Estate Management & Development		2,757	10,824
	Dr Reddy’s Laboratories Ltd.	Pharmaceuticals		513	31,686
	Eicher Motors Ltd.	Automobiles		615	21,903
	Emami Ltd.	Personal Products		900	5,982
	Embassy Office Parks REIT	Equity Real Estate Investment Trusts (REITs	)	1,800	8,012
	Exide Industries Ltd.	Auto Components		1,893	4,754
a	Federal Bank Ltd.	Banks		6,876	7,129
	GAIL India Ltd.	Gas Utilities		7,548	13,989
	Gillette India Ltd.	Personal Products		42	3,389
	GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals		201	3,961
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals		711	4,519
a	GMR Infrastructure Ltd.	Transportation Infrastructure		8,970	2,981
	Godrej Consumer Products Ltd.	Personal Products		1,707	17,035
a	Godrej Industries Ltd.	Industrial Conglomerates		345	2,575
a	Godrej Properties Ltd.	Real Estate Management & Development		360	6,927
	Grasim Industries Ltd.	Construction Materials		1,659	32,914

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
	Gujarat Gas Ltd.	Gas Utilities	825	$6,200
	Havell’s India Ltd.	Electrical Equipment	1,065	15,300
	HCL Technologies Ltd.	IT Services	5,094	68,463
b,c	HDFC Asset Management Co. Ltd., 144A, Reg S	Capital Markets	279	11,139
a	HDFC Life Insurance Co. Ltd.	Insurance	2,988	28,452
	Hero Motocorp Ltd.	Automobiles	567	22,595
	Hindalco Industries Ltd.	Metals & Mining	5,949	26,595
	Hindustan Aeronautics Ltd.	Aerospace & Defense	165	2,245
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,393	10,882
	Hindustan Unilever Ltd.	Household Products	4,113	136,784
	Hindustan Zinc Ltd.	Metals & Mining	1,035	3,863
	Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components	9	5,845
	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	8,025	274,193
a	ICICI Bank Ltd.	Banks	7,200	57,323
b,c	ICICI Lombard General Insurance Co. Ltd., 144A, Reg S	Insurance	927	18,171
a,b	ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance	1,569	9,562
a	IDFC First Bank Ltd.	Banks	12,675	9,656
	Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	1,731	4,652
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	11,976	15,045
	Indian Railway Catering and Tourism Corp. Ltd.	Commercial Services & Supplies	243	5,840
	Indraprastha Gas Ltd.	Gas Utilities	1,665	11,668
	Info Edge India Ltd.	Interactive Media & Services	336	19,672
	Infosys Ltd.	IT Services	16,671	311,935
a,b	InterGlobe Aviation Ltd., Reg S	Airlines	429	9,576
	IPCA Laboratories Ltd.	Pharmaceuticals	297	7,733
	ITC Ltd.	Tobacco	13,638	40,757
a	Jindal Steel & Power Ltd.	Metals & Mining	1,890	8,882
	JSW Energy Ltd.	Independent Power and Renewable Electricity Producers	2,028	2,437
	JSW Steel Ltd.	Metals & Mining	4,632	29,678
a	Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	330	13,139
	Kansai Nerolac Paints Ltd.	Chemicals	642	5,278
a	L&T Finance Holdings Ltd.	Diversified Financial Services	3,855	5,054
b	Larsen & Toubro Infotech Ltd., Reg S	IT Services	189	10,480
	Larsen & Toubro Ltd.	Construction & Engineering	2,784	54,028
	LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	1,329	7,783
	Lupin Ltd.	Pharmaceuticals	1,053	14,697
a	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	3,156	8,588
	Mahindra & Mahindra Ltd.	Automobiles	3,867	42,061
a	Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	669	355
	Marico Ltd.	Personal Products	2,430	13,670
	Maruti Suzuki India Ltd.	Automobiles	597	56,008
	Mindtree Ltd.	IT Services	180	5,130
a	Motherson Sumi Systems Ltd.	Auto Components	5,307	14,622
	Mphasis Ltd.	IT Services	405	9,841
	MRF Ltd.	Auto Components	11	12,376
a	Muthoot Finance Ltd.	Consumer Finance	477	7,867
	Nestle India Ltd.	Food Products	150	35,216
	NHPC Ltd.	Independent Power and Renewable Electricity Producers	9,912	3,315
	Nippon Life India Asset Management Ltd.	Capital Markets	621	2,873
	NMDC Ltd.	Metals & Mining	3,852	7,131

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
	NTPC Ltd.	Independent Power and Renewable Electricity Producers	18,219	$26,551
a	Oberoi Realty Ltd.	Real Estate Management & Development	435	3,422
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	13,983	19,536
	Oil India Ltd.	Oil, Gas & Consumable Fuels	1,617	2,716
	Oracle Financial Services Software Ltd.	Software	114	4,988
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	27	11,196
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	3,315	10,186
	PI Industries Ltd.	Chemicals	333	10,285
	Pidilite Industries Ltd.	Chemicals	639	15,814
	Piramal Enterprises Ltd.	Diversified Financial Services	549	13,164
	Power Finance Corp. Ltd.	Diversified Financial Services	4,758	7,402
	Power Grid Corp. of India Ltd.	Electric Utilities	10,584	31,218
a	Punjab National Bank Ltd.	Banks	4,809	2,411
	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	591	3,870
a,b	RBL Bank Ltd., Reg S	Banks	2,040	5,791
	REC Ltd.	Diversified Financial Services	3,999	7,173
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	14,473	396,517
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	783	11,679
	SBI Cards & Payment Services Ltd.	Consumer Finance	651	8,265
	SBI Life Insurance Co. Ltd.	Insurance	1,683	20,276
a	Shree Cement Ltd.	Construction Materials	57	22,971
	Shriram Transport Finance Co. Ltd.	Consumer Finance	885	17,216
	Siemens Ltd.	Industrial Conglomerates	405	10,214
	SRF Ltd.	Chemicals	111	8,215
a	State Bank of India	Banks	8,385	41,779
	Steel Authority of India Ltd.	Metals & Mining	4,977	5,364
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	5,046	41,258
	Sun TV Network Ltd.	Media	501	3,223
	Tata Communications Ltd.	Diversified Telecommunication Services	484	7,036
	Tata Consultancy Services Ltd.	IT Services	4,620	200,806
	Tata Consumer Products Ltd.	Food Products	2,475	21,628
a	Tata Motors Ltd.	Automobiles	7,758	32,024
a	Tata Motors Ltd., A	Automobiles	1,545	2,706
	Tata Power Co. Ltd.	Electric Utilities	8,280	11,693
	Tata Steel Ltd.	Metals & Mining	2,928	32,512
	Tech Mahindra Ltd.	IT Services	2,694	36,532
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	1,809	38,550
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	216	7,519
	Torrent Power Ltd.	Electric Utilities	912	5,286
	Trent Ltd.	Multiline Retail	864	8,875
	TVS Motor Co. Ltd.	Automobiles	852	6,818
	UltraTech Cement Ltd.	Construction Materials	534	49,212
a	Union Bank of India Ltd.	Banks	1,926	897
	United Breweries Ltd.	Beverages	351	5,960
a	United Spirits Ltd.	Beverages	1,332	10,136
	UPL Ltd.	Chemicals	2,451	21,517
	Varun Beverages Ltd.	Beverages	405	5,556
	Vedanta Ltd.	Metals & Mining	7,458	23,334
a	Vodafone Idea Ltd.	Wireless Telecommunication Services	37,110	4,695
	Voltas Ltd.	Construction & Engineering	912	12,498
	Whirlpool of India Ltd.	Household Durables	153	4,659
	Wipro Ltd.	IT Services	5,850	33,137
a	Yes Bank Ltd.	Banks	4,442	948
	Zee Entertainment Enterprises Ltd.	Media	3,849	10,697

				3,941,808

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Indonesia 1.4%
	Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	57,900	$4,684
	Astra Agro Lestari Tbk PT	Food Products	2,100	1,449
	Astra International Tbk PT	Automobiles	95,700	34,755
	Bank Central Asia Tbk PT	Banks	44,700	95,632
d	Bank Danamon Indonesia Tbk PT	Banks	3,600	677
	Bank Mandiri Persero Tbk PT	Banks	85,500	36,201
a	Bank Negara Indonesia Persero Tbk PT	Banks	36,000	14,189
a	Bank Rakyat Indonesia Persero Tbk PT	Banks	245,100	74,247
	Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	17,400	3,139
a	Bumi Serpong Damai Tbk PT	Real Estate Management & Development	37,800	2,915
	Charoen Pokphand Indonesia Tbk PT	Food Products	34,800	16,771
	First Pacific Co. Ltd.	Diversified Financial Services	12,000	3,952
	Golden Agri-Resources Ltd.	Food Products	31,800	4,970
a	Gudang Garam Tbk PT	Tobacco	2,400	5,977
	Hanjaya Mandala Sampoerna Tbk PT	Tobacco	42,600	4,033
	Indah Kiat Pulp & Paper Corp Tbk PT	Paper & Forest Products	12,000	8,633
	Indocement Tunggal Prakarsa Tbk PT	Construction Materials	6,600	5,555
	Indofood CBP Sukses Makmur Tbk PT	Food Products	11,700	7,411
	Indofood Sukses Makmur Tbk PT	Food Products	21,600	9,815
	Jasa Marga Persero Tbk PT	Transportation Infrastructure	12,000	3,338
	Kalbe Farma Tbk PT	Pharmaceuticals	86,400	9,339
	Mayora Indah Tbk PT	Food Products	16,800	3,030
a	Media Nusantara Citra Tbk PT	Media	28,500	1,874
	Perusahaan Gas Negara Tbk PT	Gas Utilities	47,700	4,319
	Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk, B	Diversified Telecommunication Services	215,700	50,788
a	PT Barito Pacific Tbk	Chemicals	113,400	7,495
	PT XL Axiata Tbk	Wireless Telecommunication Services	19,200	2,763
	Sarana Menara Nusantara Tbk PT	Diversified Telecommunication Services	120,600	9,133
	Semen Indonesia (Persero) Tbk PT	Construction Materials	13,500	9,689
a	Smartfren Telecom Tbk PT	Wireless Telecommunication Services	195,300	1,035
a	Surya Citra Media Tbk PT	Media	24,000	2,809
	Tower Bersama Infrastructure Tbk PT	Diversified Telecommunication Services	43,500	6,199
	Unilever Indonesia Tbk PT	Household Products	27,300	12,358
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels	7,200	10,967
a	Vale Indonesia Tbk PT	Metals & Mining	10,500	3,166

				473,307

	Italy 0.0%†
a	Prada SpA	Textiles, Apparel & Luxury Goods	2,400	14,987

	Luxembourg 0.0%†
	L’Occitane International SA	Personal Products	2,250	6,266

	Macau 0.5%
a	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	9,900	89,138
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	3,600	6,390
a	Sands China Ltd.	Hotels, Restaurants & Leisure	11,200	55,968
	SJM Holdings Ltd.	Hotels, Restaurants & Leisure	9,000	11,762
a	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	7,200	14,003

				177,261

	Malaysia 1.8%
a	AirAsia Group Bhd	Airlines	5,400	1,276
a	Alliance Bank Malaysia Bhd.	Banks	4,200	2,684
	AMMB Holdings Bhd.	Beverages	9,000	6,360
	Astro Malaysia Holdings Bhd.	Media	8,100	1,875
	Axiata Group Bhd.	Wireless Telecommunication Services	20,400	17,957

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Malaysia (continued)
	British American Tobacco Malaysia Bhd.	Tobacco	600	$1,896
	CIMB Group Holdings Bhd.	Banks	33,300	34,854
	Dialog Group Bhd.	Energy Equipment & Services	21,300	15,976
	Digi.com Bhd.	Wireless Telecommunication Services	16,500	14,485
	FGV Holdings Bhd.	Food Products	4,200	1,367
	Fraser & Neave Holdings Bhd.	Beverages	600	4,341
a	Gamuda Bhd.	Construction & Engineering	10,200	8,807
	Genting Bhd.	Hotels, Restaurants & Leisure	10,200	12,373
	Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	13,200	9,773
	HAP Seng Consolidated Bhd.	Industrial Conglomerates	3,000	6,041
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies	7,200	15,506
	Hong Leong Bank Bhd.	Banks	3,000	13,530
	Hong Leong Financial Group Bhd.	Banks	1,200	5,041
	IHH Healthcare Bhd.	Health Care Providers & Services	13,800	17,706
	IJM Corp. Bhd.	Construction & Engineering	15,900	6,480
	IOI Corp. Bhd.	Food Products	14,400	14,551
	IOI Properties Group Bhd.	Real Estate Management & Development	9,900	3,414
	Kuala Lumpur Kepong Bhd.	Food Products	2,100	11,618
	Malayan Banking Bhd.	Banks	27,900	55,511
	Malaysia Airports Holdings Bhd.	Transportation Infrastructure	3,900	5,878
	Maxis Bhd.	Wireless Telecommunication Services	12,900	14,062
	MISC Bhd.	Marine	7,800	12,829
	Nestle (Malaysia) Bhd.	Food Products	300	9,767
	Petronas Chemicals Group Bhd.	Chemicals	13,200	25,467
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	1,500	7,250
	Petronas Gas Bhd.	Gas Utilities	2,700	10,418
	PPB Group Bhd.	Food Products	3,000	13,385
	Press Metal Aluminium Holdings Bhd.	Metals & Mining	8,700	20,772
	Public Bank Bhd.	Banks	72,000	72,929
	QL Resources Bhd.	Food Products	4,900	7,161
	RHB Bank Bhd	Banks	7,500	9,713
	Sime Darby Bhd.	Industrial Conglomerates	16,800	9,724
	Sime Darby Plantation Bhd.	Food Products	16,200	18,128
	Sime Darby Property Bhd.	Real Estate Management & Development	14,700	2,304
	Supermax Corp. Bhd	Health Care Equipment & Supplies	7,500	6,891
	Telekom Malaysia Bhd.	Diversified Telecommunication Services	5,700	8,427
	Tenaga Nasional Bhd.	Electric Utilities	18,000	43,931
	Top Glove Corp. Bhd.	Health Care Equipment & Supplies	24,900	27,143
	Westports Holdings Bhd.	Transportation Infrastructure	4,800	4,862
	Wing Tai Holdings Ltd.	Real Estate Management & Development	1,800	2,572
a	YTL Corp. Bhd.	Multi-Utilities	23,813	3,877

				620,912

	Pakistan 0.0%†
	Fauji Fertilizer Co. Ltd.	Chemicals	3,000	2,053
	Habib Bank Ltd.	Banks	3,000	2,283
	Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	3,000	1,996
	Pakistan Petroleum Ltd.	Oil, Gas & Consumable Fuels	3,006	1,719

				8,051

	Philippines 0.8%
	Aboitiz Power Corp.	Independent Power and Renewable Electricity Producers	7,800	3,777
	Alliance Global Group Inc.	Industrial Conglomerates	16,500	3,617
	Ayala Corp.	Industrial Conglomerates	1,530	23,326
	Ayala Land Inc.	Real Estate Management & Development	36,000	25,477
	Bank of the Philippine Islands	Banks	8,550	14,356
	BDO Unibank Inc.	Banks	8,970	18,850

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Philippines (continued)
	Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure		17,700	$2,538
a	DMCI Holdings Inc.	Industrial Conglomerates		21,000	2,401
	Globe Telecom Inc.	Wireless Telecommunication Services		120	4,648
	GT Capital Holdings Inc.	Industrial Conglomerates		480	5,162
	International Container Terminal Services Inc.	Transportation Infrastructure		5,130	12,789
	JG Summit Holdings Inc.	Industrial Conglomerates		13,980	17,210
	Jollibee Foods Corp.	Hotels, Restaurants & Leisure		1,890	6,888
	LT Group Inc.	Industrial Conglomerates		13,500	3,755
	Manila Electric Co.	Electric Utilities		1,230	6,893
	Megaworld Corp.	Real Estate Management & Development		54,000	3,983
	Metro Pacific Investments Corp.	Diversified Financial Services		63,000	4,854
	Metropolitan Bank & Trust Co.	Banks		8,700	7,958
	PLDT Inc.	Wireless Telecommunication Services		435	10,943
	Puregold Price Club Inc.	Food & Staples Retailing		4,560	3,692
	San Miguel Corp.	Industrial Conglomerates		1,860	4,560
	San Miguel Pure Foods Co. Inc.	Food Products		3,300	4,015
	Semirara Mining and Power Corp.	Oil, Gas & Consumable Fuels		6,000	1,679
	SM Investments Corp.	Industrial Conglomerates		2,250	44,502
	SM Prime Holdings Inc.	Real Estate Management & Development		41,400	29,853
	Universal Robina Corp.	Food Products		4,200	11,509

					279,235

	Singapore 2.8%
	Ascendas REIT	Equity Real Estate Investment Trusts (REITs	)	15,147	34,384
	Ascott Residence Trust	Equity Real Estate Investment Trusts (REITs	)	7,800	6,212
	BOC Aviation Ltd.	Trading Companies & Distributors		900	8,717
	CapitaLand Ltd.	Real Estate Management & Development		12,000	33,581
	CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs	)	19,936	32,198
	City Developments Ltd.	Real Estate Management & Development		2,100	12,472
	ComfortDelGro Corp. Ltd.	Road & Rail		9,900	12,600
	DBS Group Holdings Ltd.	Banks		8,300	177,848
	Frasers Logistics & Commercial Trust	Equity Real Estate Investment Trusts (REITs	)	11,700	12,627
	Genting Singapore Ltd.	Hotels, Restaurants & Leisure		27,300	18,693
	Hutchison Port Holdings Trust	Transportation Infrastructure		22,500	5,062
	Jardine Cycle & Carriage Ltd.	Distributors		400	6,701
	Keppel Corp. Ltd.	Industrial Conglomerates		6,600	26,133
	Keppel DC REIT	Equity Real Estate Investment Trusts (REITs	)	5,700	11,454
	Keppel REIT	Equity Real Estate Investment Trusts (REITs	)	9,600	8,717
	Mapletree Commercial Trust	Equity Real Estate Investment Trusts (REITs	)	10,500	16,567
b	Mapletree Greater China Commercial Trust, Reg S	Equity Real Estate Investment Trusts (REITs	)	10,200	8,047
	Mapletree Industrial Trust	Equity Real Estate Investment Trusts (REITs	)	7,800	15,907
	Mapletree Logistics Trust	Equity Real Estate Investment Trusts (REITs	)	13,200	18,961
b	NetLink NBN Trust, Reg S	Diversified Telecommunication Services		13,800	9,706
	Olam International Ltd.	Food & Staples Retailing		2,700	3,456
	Oversea-Chinese Banking Corp. Ltd.	Banks		16,200	141,672
a	SATS Ltd.	Transportation Infrastructure		3,000	9,713
	SembCorp Industries Ltd.	Industrial Conglomerates		4,800	6,573
a	SembCorp Marine Ltd.	Machinery		35,515	4,494
	SIA Engineering Co. Ltd.	Transportation Infrastructure		1,200	1,938
a	Singapore Airlines Ltd.	Airlines		5,700	23,545
	Singapore Exchange Ltd.	Capital Markets		3,900	28,939
	Singapore Post Ltd.	Air Freight & Logistics		7,800	4,064
	Singapore Press Holdings Ltd.	Media		8,100	9,224
	Singapore Technologies Engineering Ltd.	Aerospace & Defense		7,200	20,845
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services		34,500	62,653
	StarHub Ltd.	Wireless Telecommunication Services		3,300	3,144
	Suntec REIT	Equity Real Estate Investment Trusts (REITs	)	10,200	11,843

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Singapore (continued)
	United Overseas Bank Ltd.	Banks	6,000	$115,347
	UOL Group Ltd.	Real Estate Management & Development	2,400	14,111
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	1,200	17,916
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	9,600	9,146

				965,210

	South Korea 13.9%
a	Alteogen Inc.	Biotechnology	130	10,292
	Amorepacific Corp.	Personal Products	144	32,891
	AmorePacific Group	Personal Products	126	7,225
	BGF Retail Co. Ltd.	Food & Staples Retailing	30	4,188
	BNK Financial Group Inc.	Banks	1,401	8,405
a	Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	333	40,016
a	Celltrion Inc.	Biotechnology	486	139,348
a	Celltrion Pharm Inc.	Pharmaceuticals	88	11,663
	Cheil Worldwide Inc.	Media	333	6,252
	CJ CheilJedang Corp.	Food Products	36	13,074
	CJ Corp.	Industrial Conglomerates	60	4,983
	CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	42	5,281
a	CJ Logistics Corp.	Road & Rail	36	5,821
a	Coway Co. Ltd.	Household Durables	252	14,584
	Daelim Industrial Co. Ltd.	Construction & Engineering	49	3,788
a	Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	837	4,888
a	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	210	5,251
	DB Insurance Co. Ltd.	Insurance	210	8,777
	DGB Financial Group Inc.	Banks	795	5,929
a	DL E&C Co. Ltd.	Construction & Engineering	72	7,666
	Dongsuh Cos. Inc.	Food & Staples Retailing	132	3,726
a	Doosan Bobcat Inc.	Machinery	99	3,683
a	Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment	946	10,866
a	Doosan Infracore Co. Ltd.	Machinery	648	6,499
	Doosan Solus Co. Ltd.	Electronic Equipment, Instruments & Components	54	2,250
	E-MART Inc.	Food & Staples Retailing	93	14,052
	Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	249	9,494
	Green Cross Corp.	Biotechnology	24	7,645
	GS Engineering & Construction Corp.	Construction & Engineering	264	10,030
	GS Holdings Corp.	Oil, Gas & Consumable Fuels	231	7,981
	GS Retail Co. Ltd.	Food & Staples Retailing	132	4,450
	Hana Financial Group Inc.	Banks	1,350	51,054
a	Hanjin Kal Corp.	Airlines	141	7,151
	Hankook Tire & Technology Co. Ltd.	Auto Components	336	14,562
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	36	10,068
	Hanmi Science Co. Ltd.	Pharmaceuticals	66	3,382
	Hanon Systems	Auto Components	717	11,182
	Hanssem Co. Ltd.	Household Durables	45	4,632
	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	150	5,421
	Hanwha Corp.	Industrial Conglomerates	120	1,522
	Hanwha Corp.	Industrial Conglomerates	180	5,066
	Hanwha Life Insurance Co. Ltd.	Insurance	1,410	3,999
a	Hanwha Solutions Corp.	Chemicals	442	19,566
	HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	219	5,679
a	Helixmith Co. Ltd.	Biotechnology	148	3,374
	Hite Jinro Co. Ltd.	Beverages	150	4,884

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
a	HLB Inc.	Leisure Products	414	$14,340
a	HMM Co. Ltd.	Marine	1,299	33,286
	Hotel Shilla Co. Ltd.	Specialty Retail	144	11,057
	Hyundai Department Store Co. Ltd.	Multiline Retail	72	5,770
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	345	13,428
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	84	13,916
	Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	48	12,363
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	309	6,689
a	Hyundai Mipo Dockyard Co. Ltd.	Machinery	102	6,029
	Hyundai Mobis Co. Ltd.	Auto Components	297	76,628
	Hyundai Motor Co.	Automobiles	645	124,241
	Hyundai Steel Co.	Metals & Mining	357	15,157
	Hyundai Wia Corp.	Auto Components	66	4,496
a	Industrial Bank of Korea	Banks	1,185	9,591
	Kakao Corp.	Interactive Media & Services	249	109,567
a	Kangwon Land Inc.	Hotels, Restaurants & Leisure	501	11,200
	KB Financial Group Inc.	Banks	1,782	88,490
	KCC Corp.	Chemicals	24	5,036
	KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	84	2,338
	Kia Motors Corp.	Automobiles	1,188	87,020
	Korea Aerospace Industries Ltd.	Aerospace & Defense	288	9,352
	Korea Electric Power Corp.	Electric Utilities	1,200	24,546
a	Korea Gas Corp.	Gas Utilities	114	3,395
	Korea Investment Holdings Co. Ltd.	Capital Markets	180	13,614
a	Korea Shipbuilding & Offshore Engineering Co Ltd.	Machinery	195	23,002
	Korea Zinc Co. Ltd.	Metals & Mining	45	16,243
a	Korean Air Lines Co. Ltd.	Airlines	807	19,395
a	KT&G Corp.	Tobacco	498	35,818
a	Kumho Petrochemical Co. Ltd.	Chemicals	78	18,264
	LG Chem Ltd.	Chemicals	210	149,370
	LG Corp.	Industrial Conglomerates	414	33,069
a	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	1,065	21,408
	LG Electronics Inc.	Household Durables	495	65,606
	LG Household & Health Care Ltd.	Personal Products	42	58,264
	LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	66	11,984
	LG Uplus Corp.	Diversified Telecommunication Services	999	10,813
	Lotte Chemical Corp.	Chemicals	69	18,351
	Lotte Chilsung Beverage Co. Ltd.	Beverages	18	2,171
	Lotte Corp.	Industrial Conglomerates	114	3,425
	LOTTE Fine Chemical Co. Ltd.	Chemicals	81	4,201
	Lotte Shopping Co. Ltd.	Multiline Retail	48	5,344
	LS Corp.	Electrical Equipment	81	4,903
a	Mando Corp.	Auto Components	147	8,547
	Medytox Inc.	Biotechnology	21	3,500
	Mirae Asset Daewoo Co. Ltd.	Capital Markets	753	2,961
	Mirae Asset Daewood Co. Ltd.	Capital Markets	1,638	14,271
	Naver Corp.	Interactive Media & Services	612	203,865
	NCSoft Corp.	Entertainment	75	57,853
	Netmarble Corp	Entertainment	81	9,233
	NH Investment & Securities Co. Ltd.	Capital Markets	582	5,991
a	NHN Corp.	Entertainment	45	2,883
	Nongshim Co. Ltd.	Food Products	15	3,757
a	OCI Co. Ltd.	Chemicals	81	8,696
	Orion Corp.	Food Products	102	11,806
	Ottogi Corp.	Food Products	6	3,022

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
a	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	204	$3,001
	POSCO	Metals & Mining	306	86,521
	POSCO Chemical Co. Ltd.	Construction Materials	126	17,256
	Posco International Corp.	Trading Companies & Distributors	252	4,487
	S-1 Corp.	Commercial Services & Supplies	81	5,847
a	S-Oil Corp.	Oil, Gas & Consumable Fuels	201	14,421
a	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	63	41,638
	Samsung C&T Corp.	Industrial Conglomerates	390	42,903
	Samsung Card Co. Ltd.	Consumer Finance	159	4,840
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	255	42,247
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	21,795	1,567,584
a	Samsung Engineering Co. Ltd.	Construction & Engineering	729	9,018
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	153	25,686
a	Samsung Heavy Industries Co. Ltd.	Machinery	2,088	14,335
	Samsung Life Insurance Co. Ltd.	Insurance	303	20,909
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	240	139,960
	Samsung SDS Co. Ltd.	IT Services	150	25,646
	Samsung Securities Co. Ltd.	Capital Markets	300	10,457
	Seegene Inc.	Biotechnology	69	7,932
	Shin Poong Pharmaceutical Co. Ltd.	Pharmaceuticals	159	11,956
a	Shinhan Financial Group Co. Ltd.	Banks	2,298	76,042
	Shinsegae Co. Ltd.	Multiline Retail	30	7,449
a,d	SillaJen Inc.	Biotechnology	196	2,096
a	SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	117	10,648
	SK Chemicals Co. Ltd.	Chemicals	42	9,296
	SK Holdings Co. Ltd.	Industrial Conglomerates	147	36,628
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	2,400	280,981
a	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	252	48,763
	SK Networks Co. Ltd.	Trading Companies & Distributors	624	3,104
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	120	29,158
	SKC Co. Ltd.	Chemicals	90	10,219
	Ssangyong Cement Industrial Co. Ltd.	Construction Materials	558	3,787
a	Woori Financial Group Inc.	Banks	2,385	21,284
	Yuhan Corp.	Pharmaceuticals	229	12,747

				4,760,951

	Taiwan 15.4%
	Accton Technology Corp.	Communications Equipment	2,400	23,215
	Acer Inc.	Technology Hardware, Storage & Peripherals	12,000	13,227
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	1,950	24,193
	ASE Industrial Holding Co. Ltd.	Semiconductors & Semiconductor Equipment	16,000	60,281
	Asia Cement Corp.	Construction Materials	12,000	20,103
	ASMedia Technology Inc.	Semiconductors & Semiconductor Equipment	150	7,833
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	3,000	39,165
a	AU Optronics Corp.	Electronic Equipment, Instruments & Components	42,000	30,985
	Capital Securities Corp.	Capital Markets	9,000	4,921
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	3,720	27,574
	Cathay Financial Holding Co. Ltd.	Insurance	39,000	65,540
	Chailease Holding Co. Ltd.	Diversified Financial Services	6,000	41,426
	Chang Hwa Commercial Bank Ltd.	Banks	30,000	18,452
	Cheng Shin Rubber Industry Co. Ltd.	Auto Components	9,000	15,203
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,000	10,672
a	China Airlines Ltd.	Airlines	12,000	6,414
	China Development Financial Holding Corp.	Insurance	66,000	24,288
	China Life Insurance Co. Ltd.	Insurance	9,600	8,664
a,d	China Motor Corp.	Automobiles	800	1,859

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
	China Steel Corp.	Metals & Mining	57,000	$51,740
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	18,000	70,340
	Compal Electronics Inc.	Technology Hardware, Storage & Peripherals	18,000	16,844
	CTBC Financial Holding Co. Ltd.	Banks	84,000	65,061
	Delta Electronics Inc.	Electronic Equipment, Instruments & Components	10,000	100,936
	E.Sun Financial Holding Co. Ltd.	Banks	57,000	52,140
	Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	960	16,150
a	ENNOSTAR Inc.	Semiconductors & Semiconductor Equipment	3,500	10,071
	Eternal Materials Co. Ltd.	Chemicals	3,000	3,780
	EVA Airways Corp.	Airlines	12,000	6,603
a	Evergreen Marine Corp. Taiwan Ltd.	Marine	12,000	19,136
	Far Eastern International Bank	Banks	9,000	3,375
	Far Eastern New Century Corp.	Industrial Conglomerates	18,000	19,052
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	8,000	17,972
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	1,980	13,532
	First Financial Holding Co. Ltd.	Banks	47,020	36,584
a	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	6,000	1,883
	Formosa Chemicals & Fibre Corp.	Chemicals	16,000	49,122
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	6,000	20,355
	Formosa Plastics Corp.	Chemicals	22,500	79,645
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	6,477
	Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	6,000	15,266
	Fubon Financial Holding Co. Ltd.	Insurance	33,000	65,692
	Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	390	6,615
	Giant Manufacturing Co. Ltd.	Leisure Products	1,000	12,056
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	1,050	27,600
	Hiwin Technologies Corp.	Machinery	1,200	16,928
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	55,000	239,021
	Hotai Motor Co. Ltd.	Specialty Retail	1,500	30,912
a	HTC Corp.	Technology Hardware, Storage & Peripherals	3,000	3,244
	Hua Nan Financial Holdings Co. Ltd.	Banks	45,000	29,413
	Innolux Corp.	Electronic Equipment, Instruments & Components	39,000	28,840
	Inventec Corp.	Technology Hardware, Storage & Peripherals	15,000	14,194
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	480	54,001
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	9,000	19,809
	MediaTek Inc.	Semiconductors & Semiconductor Equipment	6,900	234,329
	Mega Financial Holding Co. Ltd.	Banks	51,000	57,018
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	3,000	18,295
	momo.com Inc.	Internet & Direct Marketing Retail	210	7,286
	Nan Ya Plastics Corp.	Chemicals	27,000	75,513
	Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	1,000	12,407
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	3,000	9,662
	Nien Made Enterprise Co. Ltd.	Household Durables	660	9,206
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	2,700	54,411
a	Oneness Biotech Co. Ltd.	Pharmaceuticals	1,200	11,124
	Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	318	13,653
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	9,000	23,373
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	12,000	13,879
	Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	3,000	11,092
	President Chain Store Corp.	Food & Staples Retailing	3,000	28,598
	Quanta Computer Inc.	Technology Hardware, Storage & Peripherals	12,000	41,215
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,400	41,552
	Shin Kong Financial Holding Co. Ltd.	Insurance	57,000	18,279
	Sino-American Silicon Products Inc.	Semiconductors & Semiconductor Equipment	2,000	11,846
	SinoPac Financial Holdings Co. Ltd.	Banks	51,000	22,968
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	6,000	11,460
	Taishin Financial Holding Co. Ltd.	Banks	48,000	22,542
	Taiwan Business Bank	Banks	24,000	8,378

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
	Taiwan Cement Corp.	Construction Materials	24,000	$39,365
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	45,000	33,356
	Taiwan Fertilizer Co. Ltd.	Chemicals	3,000	5,940
a	Taiwan Glass Industry Corp.	Building Products	6,000	4,185
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	9,000	9,920
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	7,500	25,812
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	1,000	3,270
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	111,250	2,288,710
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	9,000	10,204
	The Shanghai Commercial & Savings Bank Ltd.	Banks	15,000	22,053
a	TPK Holding Co. Ltd.	Electronic Equipment, Instruments & Components	1,000	1,759
	Transcend Information Inc.	Technology Hardware, Storage & Peripherals	1,000	2,289
	U-Ming Marine Transport Corp.	Marine	3,000	4,342
	Uni-President Enterprises Corp.	Food Products	23,000	58,844
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	6,000	19,241
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	54,000	95,006
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	4,000	15,140
	Walsin Lihwa Corp.	Electrical Equipment	15,000	9,988
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	2,100	18,363
	Wan Hai Lines Ltd.	Marine	3,000	5,793
	Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	1,920	26,311
	Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	15,000	15,508
	Wistron Corp.	Technology Hardware, Storage & Peripherals	12,000	14,089
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	390	11,522
	Yageo Corp.	Electronic Equipment, Instruments & Components	2,100	40,700
	Yuanta Financial Holding Co. Ltd.	Diversified Financial Services	54,000	42,582
a	Yulon Motor Co. Ltd.	Automobiles	3,271	5,050
	Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	3,000	12,669

				5,268,501

	Thailand 2.3%
	Advanced Info Service PCL	Wireless Telecommunication Services	5,100	28,315
	Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	19,800	43,719
	Asset World Corp PCL	Hotels, Restaurants & Leisure	30,900	5,043
	B Grimm Power PCL, NVDR	Independent Power and Renewable Electricity Producers	3,600	5,270
	Bangkok Bank PCL, fgn.	Banks	2,700	10,886
	Bangkok Bank PCL, NVDR	Banks	1,200	4,838
	Bangkok Dusit Medical Services PCL	Health Care Providers & Services	41,100	28,408
	Bangkok Expressway and Metro PCL, NVDR	Transportation Infrastructure	35,400	9,912
	Bangkok Life Assurance PCL, NVDR	Insurance	2,100	1,747
	Banpu PCL, NVDR	Oil, Gas & Consumable Fuels	19,200	7,742
	Berli Jucker PCL, NVDR	Food & Staples Retailing	3,300	4,145
	BTS Group Holdings PCL, NVDR	Road & Rail	38,400	11,858
	Bumrungrad Hospital PCL	Health Care Providers & Services	1,800	7,834
	Carabao Group PCL	Beverages	1,200	4,954
	Central Pattana PCL	Real Estate Management & Development	11,400	21,250
	Central Retail Corp. PCL	Multiline Retail	12,600	15,019
	Charoen Pokphand Foods PCL, NVDR	Food Products	17,100	16,142
	CP ALL PCL	Food & Staples Retailing	23,700	52,519
	Delta Electronics Thailand PCL	Electronic Equipment, Instruments & Components	1,200	11,136
	Digital Telecommunications Infrastructure Fund, fgn.	Diversified Financial Services	25,500	9,792
	Electricity Generating PCL	Independent Power and Renewable Electricity Producers	1,200	7,123
	Energy Absolute PCL, NVDR	Independent Power and Renewable Electricity Producers	8,100	16,070

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Thailand (continued)
	Global Power Synergy PCL	Independent Power and Renewable Electricity Producers	3,000	$7,392
	Gulf Energy Development PCL, NVDR	Independent Power and Renewable Electricity Producers	19,600	21,011
	Home Product Center PCL, NVDR	Specialty Retail	27,000	12,787
	Indorama Ventures PCL, NVDR	Chemicals	8,400	11,962
	Intouch Holdings PCL	Wireless Telecommunication Services	10,200	18,931
	IRPC PCL	Oil, Gas & Consumable Fuels	47,100	5,607
	Kasikornbank PCL, fgn.	Banks	5,700	26,631
	Kasikornbank PCL, NVDR	Banks	3,000	13,920
	Krung Thai Bank PCL	Banks	29,400	11,478
	Krungthai Card PCL, NVDR	Consumer Finance	6,000	15,168
	Land and Houses PCL, NVDR	Real Estate Management & Development	29,700	8,126
	Minor International PCL	Hotels, Restaurants & Leisure	18,000	18,720
	Muangthai Capital PCL	Consumer Finance	3,000	6,792
	Osotspa PCL, NVDR	Beverages	5,400	6,091
	PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	6,300	22,983
	PTT Global Chemical PCL, NVDR	Chemicals	9,300	18,675
	PTT PCL	Oil, Gas & Consumable Fuels	66,000	86,592
	Ratch Group PCL, NVDR	Independent Power and Renewable Electricity Producers	3,900	6,396
	Siam City Cement PCL, NVDR	Construction Materials	300	1,594
	Siam Commercial Bank PCL	Banks	11,400	40,675
	Siam Makro Public Company Ltd.	Food & Staples Retailing	1,500	1,824
	Sri Trang Gloves Thailand PCL, NVDR	Health Care Equipment & Supplies	4,200	5,510
	Srisawad Corp. PCL	Consumer Finance	3,300	9,002
	Thai Oil PCL	Oil, Gas & Consumable Fuels	4,800	9,331
	Thai Union Group PCL	Food Products	12,900	6,068
	The Siam Cement PCL	Construction Materials	3,900	49,795
	TMB Bank PCL	Banks	222,000	8,738
	Total Access Communication PCL	Wireless Telecommunication Services	3,600	3,773
	True Corporation PCL, NVDR	Diversified Telecommunication Services	46,500	5,059

				784,353

	Total Common Stocks and Other Equity Interests (Cost $30,175,646)			33,889,429

	Preferred Stocks 0.9%
	South Korea 0.9%
f	Amorepacific Corp., 0.964%, pfd.	Personal Products	45	3,320
f	CJ CheilJedang Corp., 2.201%, pfd.	Food Products	6	975
f	Hyundai Motor Co., 3.163%, pfd.	Automobiles	165	14,288
f	Hyundai Motor Co., 3.050%, pfd.	Automobiles	99	8,747
f	LG Chem Ltd., 2.617%, pfd.	Chemicals	36	12,215
f	LG Electronics Inc., 1.773%, pfd.	Household Durables	81	5,046
f	LG Household & Health Care Ltd., 1.613%, pfd.	Personal Products	9	5,447
f	Samsung Electronics Co. Ltd., 4.103%, pfd.	Technology Hardware, Storage & Peripherals	3,846	248,074
f	Samsung Fire & Marine Insurance Co. Ltd., 5.969%, pfd.	Insurance	12	1,564
f	Samsung SDI Co. Ltd., 0.233%, pfd.	Electronic Equipment, Instruments & Components	6	2,391

	Total Preferred Stocks (Cost $233,548)			302,067

	Total Investments before Short Term Investments (Cost $30,409,194)			34,191,496

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

	Industry	Shares	Value
Short Term Investments 0.2%
Investments from Cash Collateral Received for Loaned Securities 0.2%
United States 0.2%
Institutional Fiduciary Trust Portfolio, 0.01%	Money Market Funds	58,810	$58,810

Total Investments (Cost $30,468,004) 99.8%			34,250,306
Other Assets, less Liabilities 0.2%			66,270

Net Assets 100.0%			$34,316,576

See Abbreviations on page 355.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $1,063,816, representing 3.1% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $325,930, representing 0.9% of net assets.

dFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

eA portion or all of the security is on loan at March 31, 2021.

fVariable rate security. The rate shown represents the yield at period end.

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
MSCI Emerging Markets Index	Long	3	$178,440	6/18/21	$(8,013)

*As of period end.

See Note 8 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Australia ETF

	Year Ended March 31,

	2021	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$17.38	$24.63	$24.67	$25.23

Income from investment operations[b]:

Net investment income[c]	0.81	1.07	1.29	0.52

Net realized and unrealized gains (losses)	11.55	(7.18)	(0.37)	(1.03)

Total from investment operations	12.36	(6.11)	0.92	(0.51)

Less distributions from net investment income	(0.62)	(1.14)	(0.96)	(0.05)

Net asset value, end of year	$29.12	$17.38	$24.63	$24.67

Total return[d]	71.72%	(26.23)%	4.00%	(2.05)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%	0.09%

Net investment income	3.25%	4.28%	5.30%	4.96%

Supplemental data

Net assets, end of year (000’s)	$23,295	$7,820	$7,389	$2,467

Portfolio turnover rate[f]	6.98%[g]	8.16%[g]	4.56%	1.63%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	6.98%	8.16%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin FTSE Australia ETF

		Industry		Shares	Value
	Common Stocks 99.8%
	Australia 97.3%
	Adbri Ltd.	Construction Materials		8,224	$21,798
a	Afterpay Ltd.	IT Services		3,968	306,756
	AGL Energy Ltd.	Multi-Utilities		11,408	83,848
	ALS Ltd.	Professional Services		8,720	64,291
	Altium Ltd.	Software		1,952	39,354
	Alumina Ltd.	Metals & Mining		45,424	60,199
	AMP Ltd.	Diversified Financial Services		61,968	59,705
	Ampol Ltd.	Oil, Gas & Consumable Fuels		4,288	80,179
	Ansell Ltd.	Health Care Equipment & Supplies		2,336	69,816
	Apa Group	Gas Utilities		21,200	161,793
	Appen Ltd.	IT Services		1,984	23,921
	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure		11,504	300,975
	Atlas Arteria Ltd.	Transportation Infrastructure		17,408	78,890
	Aurizon Holdings Ltd.	Road & Rail		32,032	95,149
	AusNet Services	Electric Utilities		33,152	46,334
	Australia & New Zealand Banking Group Ltd.	Banks		51,184	1,098,577
	Australian Stock Exchange Ltd.	Capital Markets		3,504	189,620
	Bank of Queensland Ltd.	Banks		11,488	75,686
	Beach Energy Ltd.	Oil, Gas & Consumable Fuels		32,016	41,820
	Bendigo and Adelaide Bank Ltd.	Banks		9,600	73,557
	BHP Group Ltd.	Metals & Mining		53,168	1,834,442
	Bluescope Steel Ltd.	Metals & Mining		9,008	132,759
a	Boral Ltd.	Construction Materials		22,160	92,661
	Brambles Ltd.	Commercial Services & Supplies		26,528	213,769
	carsales.com Ltd.	Interactive Media & Services		3,888	52,741
	Challenger Ltd.	Diversified Financial Services		12,080	58,885
	Charter Hall Group	Equity Real Estate Investment Trusts (REITs	)	8,432	82,718
a	Cimic Group Ltd.Cimic Group Ltd.Cimic Group Ltd.	Construction & Engineering		1,728	23,151
	Cleanaway Waste Management Ltd.	Commercial Services & Supplies		24,512	41,073
	Coca-Cola Amatil Ltd.	Beverages		9,248	94,597
	Cochlear Ltd.	Health Care Equipment & Supplies		1,152	185,110
	Coles Group Ltd.	Food & Staples Retailing		22,880	278,999
	Commonwealth Bank of Australia	Banks		31,952	2,095,350
a	Computershare Ltd.	IT Services		984	11,122
	Computershare Ltd.	IT Services		8,653	99,122
a	Crown Resorts Ltd.	Hotels, Restaurants & Leisure		6,304	56,465
	CSL Ltd.	Biotechnology		8,176	1,648,042
	CSR Ltd.	Construction Materials		8,768	38,600
	Deterra Royalties Ltd.	Metals & Mining		7,600	22,691
	Dexus	Equity Real Estate Investment Trusts (REITs	)	19,600	145,551
a	Domain Holdings Australia Ltd.	Interactive Media & Services		4,144	13,256
	Domino’s Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure		1,104	80,933
	Downer EDI Ltd.	Commercial Services & Supplies		12,720	49,700
	Evolution Mining Ltd.	Metals & Mining		29,120	90,491
a	Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure		2,608	35,735
	Fortescue Metals Group Ltd.	Metals & Mining		28,704	437,029
	Goodman Group	Equity Real Estate Investment Trusts (REITs	)	32,720	451,572
	GPT Group	Equity Real Estate Investment Trusts (REITs	)	35,376	123,943
	Harvey Norman Holdings Ltd.	Multiline Retail		10,752	46,925
	IDP Education Ltd.	Diversified Consumer Services		2,528	45,980
	IGO Ltd.	Metals & Mining		11,056	52,883
	Iluka Resources Ltd.	Metals & Mining		7,584	41,648
a	Incitec Pivot Ltd.	Chemicals		35,184	77,982
	Insurance Australia Group Ltd.	Insurance		44,288	157,866
	IOOF Holdings Ltd.	Capital Markets		11,536	30,928
	James Hardie Industries PLC, CDI	Construction Materials		7,984	242,268
	JB Hi-Fi Ltd.	Specialty Retail		2,048	80,770
	Lendlease Crop. Ltd.	Real Estate Management & Development		12,320	121,235

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Australia ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Australia (continued)
	Macquarie Group Ltd.	Capital Markets		5,904	$687,243
	Magellan Financial Group Ltd.	Capital Markets		2,448	84,220
	Medibank Private Ltd.Medibank Private Ltd.Medibank Private Ltd.	Insurance		50,016	106,665
	Metcash Ltd.	Food & Staples Retailing		18,464	51,752
	Mineral Resources Ltd.	Metals & Mining		2,528	73,206
	Mirvac Group	Equity Real Estate Investment Trusts (REITs	)	70,480	134,203
	National Australia Bank Ltd.	Banks		59,360	1,175,500
	Newcrest Mining Ltd.	Metals & Mining		14,720	273,785
a	NEXTDC Ltd.	IT Services		8,224	65,269
	Northern Star Resources Ltd.	Metals & Mining		20,272	146,373
a	Nufarm Ltd.	Chemicals		5,712	23,101
	Oil Search Ltd.	Oil, Gas & Consumable Fuels		37,200	116,167
	Orica Ltd.	Chemicals		7,344	78,030
	Origin Energy Ltd.	Oil, Gas & Consumable Fuels		31,888	113,908
	Orora Ltd.	Containers & Packaging		16,416	38,010
	OZ Minerals Ltd.	Metals & Mining		5,776	100,480
	Perpetual Ltd.	Capital Markets		1,024	25,730
	Platinum Asset Management Ltd.	Capital Markets		5,392	20,534
a	Qantas Airways Ltd.	Airlines		13,360	51,794
	QBE Insurance Group Ltd.	Insurance		26,208	192,028
	Qube Logistics Holdings Ltd.	Transportation Infrastructure		26,336	59,976
	Ramsay Health Care Ltd.	Health Care Providers & Services		3,168	161,665
	REA Group Ltd.	Interactive Media & Services		896	96,729
	Reece Ltd.	Trading Companies & Distributors		4,720	61,618
	Rio Tinto Ltd.	Metals & Mining		6,704	565,501
	Santos Ltd.	Oil, Gas & Consumable Fuels		33,808	182,824
	Scentre Group	Equity Real Estate Investment Trusts (REITs	)	93,440	200,695
a	Seek Ltd.	Interactive Media & Services		6,304	136,889
	Seven Group Holdings Ltd.	Trading Companies & Distributors		2,400	41,221
	Shopping Centres Australasia Property Group	Equity Real Estate Investment Trusts (REITs	)	19,456	37,195
	Sonic Healthcare Ltd.	Health Care Providers & Services		8,544	228,350
	South32 Ltd.	Metals & Mining		86,224	184,540
	Stockland	Equity Real Estate Investment Trusts (REITs	)	42,784	143,380
	Suncorp-Metway Ltd.	Insurance		23,040	173,729
a	Sydney Airport	Transportation Infrastructure		24,016	113,226
	Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure		37,216	132,657
	Telstra Corp. Ltd.	Diversified Telecommunication Services		74,896	193,951
a	The Star Entertainment Group Ltd.	Hotels, Restaurants & Leisure		15,424	44,524
	TPG Telecom Limited	Diversified Telecommunication Services		6,624	31,936
	Transurban Group	Transportation Infrastructure		49,312	500,279
	Treasury Wine Estates Ltd.	Beverages		13,088	103,174
	Vicinity Centres	Equity Real Estate Investment Trusts (REITs	)	68,064	85,797
a	Vocus Group Ltd.	Diversified Telecommunication Services		10,832	44,964
	Washington H Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels		1,648	39,639
	Wesfarmers Ltd.	Multiline Retail		20,432	819,652
	Westpac Banking Corp.	Banks		66,144	1,229,741
a	Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels		15,408	20,713
	Wisetech Global Ltd.	Software		1,536	33,985
	Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels		17,168	313,824
	Woolworths Group Ltd.	Food & Staples Retailing		22,800	709,733
	Worley Ltd.	Energy Equipment & Services		5,840	46,660

					22,658,025

	New Zealand 0.9%
a	Xero Ltd.	Software		2,224	214,330

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Australia ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom 1.4%
	Amcor PLC, IDR	Containers & Packaging	28,240	$331,024

	United States 0.2%
	Sims Ltd.	Metals & Mining	2,992	33,818

	Rights 0.0%†
	Australia 0.0%†
a	Computershare Ltd., rts., 4/19/21	IT Services	983	1,139

	Total Investments (Cost $20,754,361) 99.8%			23,238,336

	Other Assets, less Liabilities 0.2%			56,733

	Net Assets 100.0%			$23,295,069

See Abbreviations on page 355.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Brazil ETF

	Year Ended March 31,

	2021	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$14.46	$25.72	$27.87	$24.37

Income from investment operations[b]:

Net investment income[c]	0.46	1.07	0.80	0.50

Net realized and unrealized gains (losses)	6.31	(11.33)	(2.07)	3.11

Total from investment operations	6.77	(10.26)	(1.27)	3.61

Less distributions from net investment income	(0.53)	(1.00)	(0.88)	(0.11)

Net asset value, end of year	$20.70	$14.46	$25.72	$27.87

Total return[d]	46.83%	(41.69)%	(3.98)%	14.86%

Ratios to average net assets[e]

Total expenses	0.19%	0.23%	0.19%	0.19%

Net investment income	2.43%	4.26%	3.37%	4.53%

Supplemental data

Net assets, end of year (000’s)	$107,656	$102,700	$20,579	$44,593

Portfolio turnover rate[f]	21.01%[g]	36.07%[g]	39.76%	4.79%

aFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	9.31%	17.47%

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Statement of Investments, March 31, 2021

Franklin FTSE Brazil ETF

		Industry	Shares	Value
	Common Stocks 74.3%
	Brazil 73.0%
a	Aliansce Sonae Shopping Centers SA	Real Estate Management & Development	36,400	$177,517
	Ambev SA	Beverages	1,206,420	3,268,857
	Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	109,200	449,340
a	Azul SA	Airlines	78,000	523,179
a	B2W Cia Digital	Internet & Direct Marketing Retail	57,200	615,789
	B3 SA—Brasil Bolsa Balcao	Capital Markets	564,400	5,462,968
	Banco Bradesco SA	Banks	348,400	1,451,512
	Banco BTG Pactual SA	Capital Markets	65,000	1,117,889
	Banco do Brasil SA	Banks	239,204	1,290,761
	Banco Inter SA	Banks	28,900	268,514
	Banco Santander Brasil SA	Banks	104,000	729,825
	BB Seguridade Participacoes SA	Insurance	187,200	804,466
a	BR Malls Participacoes SA	Real Estate Management & Development	234,000	419,649
a	BRF SA	Food Products	176,800	790,164
	CCR SA	Transportation Infrastructure	306,800	702,438
	Centrais Eletricas Brasileiras SA	Electric Utilities	114,400	694,752
	Cia Brasileira de Distribuicao	Food & Staples Retailing	46,877	275,630
	Cia de Saneamento do Parana	Water Utilities	68,800	268,226
	Cia Siderurgica Nacional SA	Metals & Mining	176,800	1,187,439
	Cielo SA	IT Services	306,800	202,250
a	Cogna Educacao	Diversified Consumer Services	514,800	363,088
	Companhia de Locacao das Americas	Road & Rail	93,600	411,024
	Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	93,600	683,381
	Companhia Energetica de Minas Gerais	Electric Utilities	54,138	151,487
	Companhia Paranaense de Energia-Copel	Electric Utilities	57,200	70,955
	Cosan SA	Oil, Gas & Consumable Fuels	87,401	1,415,942
	CPFL Energia SA	Electric Utilities	52,000	280,319
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	Household Durables	78,000	340,723
	Duratex SA	Paper & Forest Products	83,200	275,564
	EDP—Energias do Brasil SA	Electric Utilities	83,200	291,782
	Energisa SA	Electric Utilities	67,680	542,351
a	Eneva SA	Independent Power and Renewable Electricity Producers	187,200	554,003
	Engie Brasil Energia SA	Independent Power and Renewable Electricity Producers	46,800	346,915
	Equatorial Energia SA	Electric Utilities	249,600	1,096,948
	Ez Tec Empreendimentos e Participacoes SA	Household Durables	26,000	147,670
	Fleury SA	Health Care Providers & Services	67,600	306,674
	Grendene SA	Textiles, Apparel & Luxury Goods	72,800	101,917
	Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	26,000	63,169
b,c	Hapvida Participacoes e Investimentos SA, 144A, Reg S	Health Care Providers & Services	291,200	767,864
	Hypera SA	Pharmaceuticals	109,200	619,826
	IRB Brasil Resseguros SA	Insurance	309,633	336,355
	Itau Unibanco Holding SA	Banks	124,800	555,330
a	Klabin SA	Containers & Packaging	88,400	432,836
	Localiza Rent a Car SA	Road & Rail	152,800	1,617,357
b	Locaweb Servicos de Internet SA, 144A	IT Services	109,200	442,180
	Lojas Americanas SA	Multiline Retail	78,841	290,607
	Lojas Renner SA	Multiline Retail	218,470	1,648,881
	M Dias Branco SA	Food Products	20,800	113,160
	Magazine Luiza SA	Multiline Retail	733,242	2,629,952
a	Marfrig Global Foods SA	Food Products	104,000	324,551
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	72,800	315,944

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STATEMENT OF INVESTMENTS

Franklin FTSE Brazil ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Brazil (continued)
a	Natura & Co. Holding SA	Personal Products	232,016	$1,979,311
	Neoenergia SA	Electric Utilities	67,600	199,458
	Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	143,400	2,104,115
	Odontoprev SA	Health Care Providers & Services	72,800	169,647
	Petrobras Distribuidora SA	Specialty Retail	202,800	793,518
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	1,024,440	4,346,109
	Porto Seguro SA	Insurance	26,000	216,459
	Qualicorp Consultoria e Corretora de Seguros SA	Health Care Providers & Services	67,600	363,576
	Raia Drogasil SA	Food & Staples Retailing	317,203	1,408,667
b	Rede D’Or Sao Luiz SA, 144A	Health Care Providers & Services	41,600	478,514
a	Rumo SA	Road & Rail	348,460	1,250,455
	Sao Martinho SA	Food Products	46,800	245,984
a	Sendas Distribuidora SA	Food & Staples Retailing	46,877	613,397
	Sul America SA	Insurance	82,241	497,993
a	Suzano SA	Paper & Forest Products	200,972	2,441,366
	Telefonica Brasil SA	Diversified Telecommunication Services	124,800	978,186
	TIM SA	Wireless Telecommunication Services	223,600	502,040
	Totvs SA	Software	135,200	693,131
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	62,400	430,375
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	223,600	840,432
	Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	46,800	148,370
	Vale SA	Metals & Mining	912,000	15,833,535
a	Via Varejo SA	Specialty Retail	322,400	689,592
	WEG SA	Electrical Equipment	204,900	2,707,309
	YDUQS Participacoes SA	Diversified Consumer Services	83,200	393,810

				78,565,269

	United States 1.3%
	JBS SA	Food Products	270,400	1,450,951

	Total Common Stocks (Cost $93,458,376)			80,016,220

	Preferred Stocks 25.3%
	Brazil 25.3%
d	Alpargatas SA, 0.149%, pfd.	Textiles, Apparel & Luxury Goods	46,800	305,531
d	Banco Bradesco SA, 2.477%, pfd.	Banks	1,180,438	5,599,916
d	Banco Inter SA, 0.134%, pfd.	Banks	72,800	672,139
d	Bradespar SA, 2.932%, pfd.	Metals & Mining	62,400	755,368
a	Braskem SA, pfd., A	Chemicals	52,000	365,742
d	Centrais Eletricas Brasileiras SA, 9.671%, pfd.	Electric Utilities	78,000	481,159
d	Cia de Transmissao de Energia Eletrica Paulista, 13.193%, pfd.	Electric Utilities	52,000	233,415
d	Cia Energetica de Sao Paulo, 8.082%, pfd.	Independent Power and Renewable Electricity Producers	52,000	259,493
d	Companhia Energetica de Minas Gerais, 4.635%, pfd.	Electric Utilities	275,680	636,560
d	Companhia Paranaense de Energia, 43.478%, pfd.	Electric Utilities	280,800	354,794
d	Gerdau SA, 1.489%, pfd.	Metals & Mining	296,400	1,587,313
d	Itau Unibanco Holding SA, 1.949%, pfd.	Banks	1,331,200	6,598,204
d	Itausa SA, 2.490%, pfd.	Banks	1,248,060	2,282,470
d	Lojas Americanas SA, 0.957%, pfd.	Multiline Retail	218,419	865,470

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STATEMENT OF INVESTMENTS

Franklin FTSE Brazil ETF (continued)

		Industry	Shares	Value
	Preferred Stocks (continued)
	Brazil (continued)
d	Metalurgica Gerdau SA, 1.939%, pfd.	Metals & Mining	197,600	$469,576
d	Petroleo Brasileiro SA, 0.004%, pfd.	Oil, Gas & Consumable Fuels	1,263,640	5,396,726
d	Usinas Siderurgicas de Minas Gerais SA Usiminas, 0.251%, pfd.	Metals & Mining	114,400	346,667

	Total Preferred Stocks (Cost $39,562,066)			27,210,543

	Total Investments (Cost $133,020,442) 99.6%			107,226,763
	Other Assets, less Liabilities 0.4%			429,643

	Net Assets 100.0%			$107,656,406

See Abbreviations on page 355.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $1,688,558, representing 1.6% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the value of this security was $767,864, representing 0.7% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Mini Bovespa Index	Long	104	$429,536	4/14/21	$13,374

*As of period end.

See Note 8 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Canada ETF

	Year Ended March 31,

	2021	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$19.50	$24.13	$23.77	$24.80

Income from investment operations[b]:

Net investment income[c]	0.75	0.69	0.67	0.24

Net realized and unrealized gains (losses)	10.63	(4.72)	0.33	(1.25)

Total from investment operations	11.38	(4.03)	1.00	(1.01)

Less distributions from net investment income	(0.68)	(0.60)	(0.64)	(0.02)

Net asset value, end of year	$30.20	$19.50	$24.13	$23.77

Total return[d]	59.10%	(17.25)%	4.48%	(4.06)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%	0.09%

Net investment income	2.88%	2.73%	2.79%	2.39%

Supplemental data

Net assets, end of year (000’s)	$24,160	$4,876	$4,827	$2,377

Portfolio turnover rate[f]	3.14%[g]	4.57%[g]	6.95%	1.26%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	3.14%	4.57%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin FTSE Canada ETF

		Industry	Shares	Value
	Common Stocks 99.9%
	Canada 97.4%
	Agnico Eagle Mines Ltd.	Metals & Mining	3,760	$217,340
	Alimentation Couche-Tard Inc., B	Food & Staples Retailing	12,832	413,695
	Bank of Montreal	Banks	10,000	891,276
	Barrick Gold Corp.	Metals & Mining	27,584	547,137
	BCE Inc.	Diversified Telecommunication Services	4,704	212,323
	Brookfield Asset Management Inc., A	Capital Markets	20,816	925,818
	Canadian Imperial Bank of Commerce	Banks	6,960	681,408
	Canadian National Railway Co.	Road & Rail	11,104	1,288,465
	Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	18,048	557,875
	Canadian Pacific Railway Ltd.	Road & Rail	2,120	809,643
	Canadian Tire Corp. Ltd., A	Multiline Retail	880	124,860
	Canadian Utilities Ltd., A	Multi-Utilities	1,920	51,542
a	Canopy Growth Corp.	Pharmaceuticals	3,616	116,117
	Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	19,648	147,573
a	CGI Inc., A	IT Services	3,488	290,507
	Constellation Software Inc.	Software	298	416,121
	Dollarama Inc.	Multiline Retail	4,512	199,313
	Enbridge Inc.	Oil, Gas & Consumable Fuels	31,616	1,151,594
	Fairfax Financial Holdings Ltd.	Insurance	424	185,054
	Fortis Inc.	Electric Utilities	7,232	313,769
	Franco-Nevada Corp.	Metals & Mining	2,912	364,889
	George Weston Ltd.	Food & Staples Retailing	1,120	99,163
	Great-West Lifeco Inc.	Insurance	4,208	111,959
	Hydro One Ltd.	Electric Utilities	4,912	114,393
	IGM Financial Inc.	Capital Markets	1,264	38,518
	Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	3,504	84,864
	Intact Financial Corp.	Insurance	2,224	272,504
	Loblaw Cos. Ltd.	Food & Staples Retailing	2,528	141,199
	Magna International Inc.	Auto Components	4,304	379,016
	Manulife Financial Corp.	Insurance	30,256	650,690
	Metro Inc., A	Food & Staples Retailing	3,872	176,618
	National Bank of Canada	Banks	5,232	355,377
	Nutrien Ltd.	Chemicals	8,896	479,181
	Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	8,576	247,690
	Power Corp. of Canada	Insurance	8,528	224,116
	Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	4,608	299,647
	Rogers Communications Inc., B	Wireless Telecommunication Services	5,472	252,299
	Royal Bank of Canada	Banks	22,256	2,051,798
	Saputo Inc.	Food Products	3,648	109,685
	Shaw Communications Inc.	Media	7,056	183,467
a	Shopify Inc., A	IT Services	1,732	1,911,946
	Sun Life Financial Inc.	Insurance	9,152	462,461
	Suncor Energy Inc.	Oil, Gas & Consumable Fuels	23,824	497,956
	TC Energy Corp.	Oil, Gas & Consumable Fuels	15,280	700,387
	Teck Resources Ltd., B	Metals & Mining	7,232	138,500
	TELUS Corp.	Diversified Telecommunication Services	6,576	130,960
	The Bank of Nova Scotia	Banks	18,880	1,181,005
	The Toronto-Dominion Bank	Banks	28,240	1,841,549
	Thomson Reuters Corp.	Professional Services	2,624	229,841
	Wheaton Precious Metals Corp.	Metals & Mining	6,992	267,029

				23,540,137

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Canada ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States 2.5%
a	Bausch Health Cos. Inc.	Pharmaceuticals	4,848	$153,789
	Waste Connections Inc.	Commercial Services & Supplies	4,112	444,195

				597,984

	Total Investments (Cost $22,039,750) 99.9%			24,138,121
	Other Assets, less Liabilities 0.1%			22,129

	Net Assets 100.0%			$24,160,250

See Abbreviations on page 355.

aNon-income producing.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE China ETF

	Year Ended March 31,

	2021	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$22.19	$24.01	$25.99	$24.95

Income from investment operations[b]:

Net investment income (loss)[c]	0.32	0.45	0.40	(0.01)

Net realized and unrealized gains (losses)	9.56	(1.78)	(1.99)	1.05

Total from investment operations	9.88	(1.33)	(1.59)	1.04

Less distributions from net investment income	(0.29)	(0.49)	(0.39)	—[d]

Net asset value, end of year	$31.78	$22.19	$24.01	$25.99

Total return[e]	44.67%	(5.64)%	(5.94)%	4.17%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%

Expenses net of waiver and payments by affiliates	0.19%	0.19%	—%	—%

Net investment income (loss)	1.06%	1.94%	1.70%	(0.12)%

Supplemental data

Net assets, end of year (000’s)	$120,782	$48,807	$43,220	$31,191

Portfolio turnover rate[g]	15.97%[h]	32.47%[h]	7.21%	2.71%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	15.31%	32.47%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin FTSE China ETF

		Industry	Shares	Value
	Common Stocks 99.8%
	China 99.2%
	360 Security Technology Inc., A	Software	3,800	$8,062
a	3SBio Inc.	Biotechnology	47,500	41,974
a	51job Inc., ADR	Professional Services	1,159	72,553
	A-Living Services Co. Ltd., H	Commercial Services & Supplies	14,250	63,236
	Addsino Co. Ltd., A	Communications Equipment	3,800	10,703
	AECC Aviation Power Co. Ltd., A	Aerospace & Defense	7,600	52,808
	Agile Group Holdings Ltd.	Real Estate Management & Development	58,000	95,045
	Agricultural Bank of China Ltd., A	Banks	389,500	201,838
	Agricultural Bank of China Ltd., H	Banks	1,237,000	494,835
	Aier Eye Hospital Group Co. Ltd.	Health Care Providers & Services	12,390	111,886
	Air China Ltd., A	Airlines	15,200	20,966
	Air China Ltd., H	Airlines	76,000	65,790
a	Alibaba Group Holding Ltd.	Internet & Direct Marketing Retail	571,432	16,170,281
a	Alibaba Health Information Technology Ltd.	Health Care Technology	192,000	543,318
a	Alpha Group, A	Leisure Products	5,700	4,726
a	Aluminum Corp. of China Ltd., A	Metals & Mining	47,500	27,293
a	Aluminum Corp. of China Ltd., H	Metals & Mining	152,000	62,564
	Angang Steel Co. Ltd.	Metals & Mining	15,200	8,618
	Angang Steel Co. Ltd., H	Metals & Mining	56,000	27,948
	Angel Yeast Co. Ltd., A	Food Products	1,900	15,996
	Anhui Anke Biotechnology Group Co. Ltd.	Biotechnology	4,130	9,499
	Anhui Conch Cement Co. Ltd., A	Construction Materials	11,400	88,994
	Anhui Conch Cement Co. Ltd., H	Construction Materials	47,500	308,848
	Anhui Expressway Co. Ltd., H	Transportation Infrastructure	18,000	12,456
	Anhui Gujing Distillery Co. Ltd., A	Beverages	1,100	35,235
	Anhui Gujing Distillery Co. Ltd., B	Beverages	5,700	79,916
	Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	41,730	680,609
	Asymchem Laboratories Tianjin Co. Ltd., A	Pharmaceuticals	200	8,805
	Autohome Inc., ADR	Interactive Media & Services	2,565	239,238
	Avary Holding Shenzhen Co. Ltd., A	Electronic Equipment, Instruments & Components	1,900	10,338
	AVIC Aircraft Co. Ltd.	Aerospace & Defense	7,600	28,101
	Avic Aviation High-Technology Co. Ltd., A	Machinery	3,800	14,838
	Avic Capital Co. Ltd., A	Diversified Financial Services	24,700	15,058
	AVIC Electromechanical Systems Co. Ltd.	Aerospace & Defense	11,400	16,923
	Avic Heavy Machinery Co. Ltd., A	Machinery	3,800	10,187
	AVIC Jonhon OptronicTechnology Co. Ltd.	Electronic Equipment, Instruments & Components	3,800	39,151
	AVIC Shenyang Aircraft Co. Ltd., A	Aerospace & Defense	3,800	37,593
	AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	95,000	63,664
	AVICOPTER PLC, A	Aerospace & Defense	1,900	14,641
	BAIC Motor Corp. Ltd., H	Automobiles	95,000	30,427
a	Baidu Inc., ADR	Interactive Media & Services	11,324	2,463,536
	Bank of Beijing Co. Ltd., A	Banks	60,800	44,480
	Bank of Changsha Co. Ltd., A	Banks	9,500	15,131
	Bank of Chengdu Co. Ltd., A	Banks	3,800	6,521
	Bank of China Ltd., A	Banks	216,600	110,591
	Bank of China Ltd., H	Banks	3,078,000	1,171,900
	Bank of Communications Co. Ltd., A	Banks	110,200	83,139
	Bank of Communications Co. Ltd., H	Banks	294,500	187,508
	Bank of Guiyang Co. Ltd., A	Banks	5,700	7,089
	Bank of Hangzhou Co. Ltd.	Banks	17,100	44,019
	Bank of Jiangsu Co. Ltd., A	Banks	16,000	15,778
	Bank of Nanjing Co. Ltd., A	Banks	28,500	43,958
	Bank of Ningbo Co. Ltd., A	Banks	17,100	101,330
	Bank of Qingdao Co. Ltd., A	Banks	5,700	4,431
	Bank of Shanghai Co. Ltd., A	Banks	36,100	48,363
	Bank of Suzhou Co. Ltd., A	Banks	3,800	4,454
	Bank of Zhengzhou Co. Ltd.	Banks	22,800	13,101

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	51,300	$63,175
	BBMG Corp., A	Construction Materials	28,500	12,814
	BBMG Corp., H	Construction Materials	95,000	19,796
	Beijing Capital Co. Ltd., A	Water Utilities	22,800	11,363
	Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	5,700	5,039
	Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	76,000	59,142
	Beijing Dabeinong Technology Group Co. Ltd.	Food Products	13,300	17,068
	Beijing E-Hualu Information Technology Co. Ltd., A	Software	1,900	7,274
	Beijing Enlight Media Co. Ltd.	Entertainment	7,600	13,877
	Beijing Enterprises Holdings Ltd.	Gas Utilities	24,000	84,739
	Beijing Enterprises Water Group Ltd.	Water Utilities	228,000	86,514
a	Beijing Jetsen Technology Co. Ltd.	Software	9,500	4,706
	Beijing Jingneng Clean Energy Co. Ltd., H	Independent Power and Renewable Electricity Producers	76,000	17,205
	Beijing Kunlun Tech Co. Ltd.	Entertainment	3,800	13,732
	Beijing New Building Materials PLC	Building Products	5,700	37,495
	Beijing Orient National Communication Science &Technology Co. Ltd.	Software	3,800	5,444
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	Construction Materials	6,200	48,344
	Beijing Originwater Technology Co. Ltd.	Commercial Services & Supplies	9,500	11,627
	Beijing Sanju Environmental Protection and New Material Co. Ltd.	Chemicals	6,900	6,110
	Beijing Shiji Information Technology Co. Ltd.	Software	3,800	17,103
a	Beijing Shougang Co. Ltd.	Metals & Mining	14,400	10,118
	Beijing Shunxin Agriculture Co. Ltd., A	Beverages	1,900	13,590
	Beijing Sinnet Technology Co. Ltd., A	IT Services	4,000	10,468
	Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	4,200	20,907
a	Beijing Ultrapower Software Co. Ltd.	IT Services	5,700	4,057
	Beijing Yanjing Brewery Co. Ltd.	Beverages	7,600	8,502
	Beijing Zhong Ke San Huan High-Tech Co. Ltd.	Electronic Equipment, Instruments & Components	1,900	2,745
	Beijing-Shanghai High Speed Railway Co. Ltd.	Road & Rail	26,600	23,717
a	Bilibili Inc., ADR	Entertainment	6,289	673,300
	Blue Sail Medical Co. Ltd., A	Health Care Equipment & Supplies	1,900	5,580
a	Bluefocus Intelligent Communications Group Co. Ltd.	Media	7,600	7,436
	Bluestar Adisseo Co., A	Chemicals	3,800	8,068
	BOC International China Co. Ltd., A	Capital Markets	3,800	10,286
	BOE Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	39,900	19,194
	BOE Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	98,800	94,415
	Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	114,000	51,322
	Boya Bio-pharmaceutical Group Co. Ltd., A	Biotechnology	1,900	8,076
	Bright Dairy & Food Co. Ltd., A	Food Products	3,800	10,616
	Brilliance China Automotive Holdings Ltd.	Automobiles	108,000	101,409
	BTG Hotels Group Co. Ltd., A	Hotels, Restaurants & Leisure	1,900	7,891
	By-health Co. Ltd., A	Personal Products	3,800	16,576
	BYD Co. Ltd.	Automobiles	5,700	142,917
	BYD Co. Ltd., H	Automobiles	31,500	668,131
	BYD Electronic International Co. Ltd.	Communications Equipment	31,000	181,029
	C&S Paper Co. Ltd., A	Household Products	3,800	14,966
	Caitong Securities Co. Ltd., A	Capital Markets	3,800	6,452
	Camel Group Co. Ltd., A	Electrical Equipment	3,800	6,168
a,b,c	CanSino Biologics Inc., 144A, Reg S	Pharmaceuticals	2,600	98,322
	CECEP Solar Energy Co. Ltd.	Independent Power and Renewable Electricity Producers	7,600	7,935

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	CECEP Wind-Power Corp	Independent Power and Renewable Electricity Producers	15,200	$9,962
a	Central China Securities Co. Ltd., A	Capital Markets	13,300	9,122
a	Central China Securities Co. Ltd., H	Capital Markets	38,000	7,283
	Centre Testing International Group Co. Ltd., A	Professional Services	1,900	8,253
	Changchun High & New Technology Industry Group Inc.	Pharmaceuticals	1,200	82,801
	Changjiang Securities Co. Ltd.	Capital Markets	15,200	16,356
	Changsha Jingjia Microelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	900	10,809
	Changzhou Xingyu Automotive LightingSystems Co. Ltd., A	Auto Components	600	17,283
	Chaozhou Three-Circle Group Co. Ltd.	Electronic Equipment, Instruments & Components	5,700	36,383
	China Aerospace Times Electronics Co. Ltd., A	Aerospace & Defense	5,700	6,203
	China Aoyuan Group Ltd.	Real Estate Management & Development	57,000	61,220
	China Avic Avionics Equipment Co. Ltd., A	Aerospace & Defense	3,800	8,740
	China Baoan Group Co. Ltd.	Industrial Conglomerates	9,500	12,568
a	China Biologic Products Holdings Inc.	Biotechnology	893	105,740
	China Cinda Asset Management Co. Ltd., H	Capital Markets	342,000	71,264
	China CITIC Bank Corp. Ltd., A	Banks	28,500	23,673
	China CITIC Bank Corp. Ltd., H	Banks	380,000	193,068
	China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	19,000	17,809
	China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	95,000	43,746
	China Communications Services Corp. Ltd.	Construction & Engineering	94,000	42,197
	China Conch Venture Holdings Ltd.	Construction & Engineering	66,500	312,636
	China Construction Bank Corp., A	Banks	26,600	29,798
	China Construction Bank Corp., H	Banks	3,781,000	3,180,642
a	China COSCO Holdings Co. Ltd., A	Marine	25,200	51,927
a	China CSSC Holdings Ltd., A	Machinery	5,700	13,318
b,c	China East Education Holdings Ltd., 144A, Reg S	Diversified Consumer Services	19,000	41,400
	China Eastern Airlines Corp. Ltd., A	Airlines	28,500	23,717
	China Eastern Airlines Corp. Ltd., H	Airlines	76,000	35,779
	China Enterprise Co. Ltd., A	Real Estate Management & Development	20,900	10,830
	China Everbright Bank Co. Ltd., A	Banks	108,300	67,345
	China Everbright Bank Co. Ltd., H	Banks	133,000	57,994
	China Everbright Environment Group Ltd.	Commercial Services & Supplies	152,000	102,839
	China Everbright Ltd.	Capital Markets	38,000	49,660
	China Evergrande Group	Real Estate Management & Development	95,000	180,849
b,c	China Feihe Ltd., 144A, Reg S	Food Products	105,000	297,127
	China Film Co. Ltd., A	Entertainment	5,700	12,310
	China Fortune Land Development Co. Ltd., A	Real Estate Management & Development	9,696	9,280
	China Galaxy Securities Co. Ltd., A	Capital Markets	7,600	11,989
	China Galaxy Securities Co. Ltd., H	Capital Markets	152,000	93,846
	China Gas Holdings Ltd.	Gas Utilities	106,400	435,894
	China Gezhouba Group Co. Ltd., A	Construction & Engineering	15,200	17,560
	China Great Wall Securities Co. Ltd., A	Capital Markets	7,600	12,637
	China Greatwall Technology Group Co. Ltd.	Technology Hardware, Storage & Peripherals	7,600	17,213
	China Hongqiao Group Ltd.	Metals & Mining	114,000	152,206
	China Huarong Asset Management Co. Ltd., H	Capital Markets	437,000	57,334
a	China International Capital Corp. Ltd., H	Capital Markets	60,800	147,338

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China International Marine Containers (Group) Co. Ltd., H	Machinery	19,000	$33,335
	China International Marine Containers Group Co. Ltd.	Machinery	4,100	9,992
	China Jinmao Holdings Group Ltd.	Real Estate Management & Development	266,000	106,750
	China Jushi Co. Ltd., A	Construction Materials	9,500	27,800
	China Lesso Group Holdings Ltd.	Building Products	38,000	81,724
	China Life Insurance Co. Ltd., A	Insurance	15,200	73,716
	China Life Insurance Co. Ltd., H	Insurance	304,000	627,985
a	China Literature Ltd.	Media	8,600	85,121
a,d	China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	7,733	424,542
	China Longyuan Power Group Corp.	Independent Power and Renewable Electricity Producers	138,000	187,445
	China Medical System Holdings Ltd.	Pharmaceuticals	57,000	112,762
	China Meheco Co. Ltd., A	Trading Companies & Distributors	3,800	8,004
	China Mengniu Dairy Co. Ltd.	Food Products	106,000	606,731
	China Merchants Bank Co. Ltd., A	Banks	58,900	458,726
	China Merchants Bank Co. Ltd., H	Banks	152,000	1,160,365
	China Merchants Energy Shipping Co. Ltd., A	Oil, Gas & Consumable Fuels	20,900	16,628
	China Merchants Expressway Network & Technology Holdings Co. Ltd.	Transportation Infrastructure	7,600	9,104
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	54,000	82,794
	China Merchants Property Operation & Service Co. Ltd., A	Real Estate Management & Development	3,800	11,438
	China Merchants Securities Co. Ltd.	Capital Markets	49,400	68,116
	China Merchants Securities Co. Ltd., A	Capital Markets	21,300	63,791
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	20,900	39,085
	China Minsheng Banking Corp. Ltd., A	Banks	102,600	78,969
	China Minsheng Banking Corp. Ltd., H	Banks	256,500	148,797
	China Molybdenum Co. Ltd., A	Metals & Mining	30,400	24,464
	China Molybdenum Co. Ltd., H	Metals & Mining	171,000	103,597
	China National Accord Medicines Corp. Ltd., A	Health Care Providers & Services	1,900	12,191
	China National Building Material Co. Ltd., H	Construction Materials	152,000	219,365
	China National Chemical Engineering Co. Ltd., A	Construction & Engineering	13,300	14,169
	China National Medicines Corp. Ltd., A	Health Care Providers & Services	1,900	9,802
	China National Software & Service Co. Ltd., A	Software	1,300	10,610
a	China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	11,400	33,221
	China Oilfield Services Ltd., A	Energy Equipment & Services	5,700	12,883
	China Oilfield Services Ltd., H	Energy Equipment & Services	76,000	78,205
	China Orient Securities Co. Ltd., A	Capital Markets	17,100	23,091
	China Overseas Land & Investment Ltd.	Real Estate Management & Development	152,000	394,935
	China Pacific Insurance Group Co. Ltd., A	Insurance	19,000	109,578
	China Pacific Insurance Group Co. Ltd., H	Insurance	106,400	419,471
	China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	98,800	65,202
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	1,026,000	546,359
	China Power International Development Ltd.	Independent Power and Renewable Electricity Producers	190,000	44,235
	China Railway Group Ltd., A	Construction & Engineering	57,000	51,343
	China Railway Group Ltd., H	Construction & Engineering	152,000	80,356
	China Railway Signal & Communication Corp. Ltd., A	Electronic Equipment, Instruments & Components	13,722	11,858

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
c	China Railway Signal & Communication Corp. Ltd., H, Reg S	Electronic Equipment, Instruments & Components	57,000	$23,388
	China Reinsurance Group Corp., H	Insurance	285,000	30,427
	China Resources Beer Holdings Co. Ltd.	Beverages	62,700	491,554
	China Resources Cement Holdings Ltd.	Construction Materials	86,000	96,570
	China Resources Gas Group Ltd.	Gas Utilities	38,000	210,664
	China Resources Land Ltd.	Real Estate Management & Development	112,300	543,845
	China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	66,500	41,485
	China Resources Power Holdings Co. Ltd.	Independent Power and Renewable Electricity Producers	76,200	101,150
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	Pharmaceuticals	1,900	7,083
	China Satellite Communications Co. Ltd., A	Media	3,800	9,006
	China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	20,900	64,026
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	135,812	279,854
	China Shipping Container Lines Co. Ltd., A	Trading Companies & Distributors	30,400	12,834
	China Shipping Development Co. Ltd., A	Oil, Gas & Consumable Fuels	11,400	11,537
	China South Publishing & Media Group Co. Ltd., A	Media	5,700	9,113
a	China Southern Airlines Co. Ltd., A	Airlines	30,400	31,831
a	China Southern Airlines Co. Ltd., H	Airlines	76,000	56,308
	China State Construction Engineering Corp. Ltd., A	Construction & Engineering	123,500	97,690
	China State Construction International Holdings Ltd.	Construction & Engineering	76,000	52,104
	China Taiping Insurance Holdings Co. Ltd.	Insurance	60,800	123,877
	China Tourism Group Duty Free Corp. Ltd., A	Specialty Retail	5,700	265,905
b,c	China Tower Corp. Ltd., H, 144A, Reg S	Diversified Telecommunication Services	1,900,000	281,049
	China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	76,000	47,412
	China TransInfo Technology Co. Ltd.	IT Services	3,800	9,133
	China Vanke Co. Ltd., A	Real Estate Management & Development	26,600	121,624
	China Vanke Co. Ltd., H	Real Estate Management & Development	77,900	305,109
	China World Trade Center Co. Ltd., A	Real Estate Management & Development	1,900	3,487
	China Yangtze Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	41,800	136,590
	China Zheshang Bank Co. Ltd., A	Banks	22,800	14,143
	Chinese Universe Publishing and Media Group Co. Ltd., A	Media	3,800	6,122
	Chongqing Brewery Co. Ltd., A	Beverages	1,900	32,227
a	Chongqing Changan Automobile Co. Ltd.	Automobiles	13,300	28,764
a	Chongqing Changan Automobile Co. Ltd., B	Automobiles	34,200	25,690
	Chongqing Department Store Co. Ltd., A	Multiline Retail	1,900	8,748
	Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	1,900	12,165
	Chongqing Rural Commercial Bank Co. Ltd., A	Banks	15,200	9,823
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	95,000	40,935
	Chongqing Zhifei Biological Products Co. Ltd.	Biotechnology	3,800	99,900
	CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	152,000	147,416
	Cinda Real Estate Co. Ltd., A	Real Estate Management & Development	7,600	4,448
	Citic Pacific Ltd.	Industrial Conglomerates	199,000	188,391
	Citic Pacific Special Steel Group Co. Ltd., A	Metals & Mining	14,180	57,055
	CITIC Securities Co. Ltd., A	Capital Markets	30,400	110,690
	CITIC Securities Co. Ltd., H	Capital Markets	95,000	218,729
	CNOOC Energy Technology & Services Ltd.	Energy Equipment & Services	24,700	10,014
	COFCO Sugar Holding Co. Ltd., A	Food Products	5,700	8,279
	Contemporary Amperex Technology Co. Ltd.	Electrical Equipment	2,400	117,846
	COSCO SHIPPING Development Co. Ltd., H	Trading Companies & Distributors	171,000	27,934
	COSCO SHIPPING Energy Transportation Co. Ltd., H	Oil, Gas & Consumable Fuels	50,000	21,931
a	COSCO Shipping Holdings Co. Ltd.	Marine	104,500	134,415
	COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	76,000	55,330
	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	304,000	390,242

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	55,500	$562,535
	CSC Financial Co. Ltd., A	Capital Markets	3,800	18,423
	CSC Financial Co. Ltd., H	Capital Markets	38,000	49,856
	CSG Holding Co. Ltd.	Construction Materials	55,100	21,191
	CSG Holding Co. Ltd.	Construction Materials	7,600	7,286
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	342,000	413,508
a	CSSC Offshore and Marine Engineering Group Co. Ltd.	Machinery	10,000	10,432
a	CSSC Offshore and Marine Engineering Group Co. Ltd., A	Machinery	1,900	7,083
	Da An Gene Co. Ltd. of Sun Yat-Sen University	Biotechnology	2,000	9,276
a	Dada Nexus Ltd., ADR	Internet & Direct Marketing Retail	817	22,173
	Dali Foods Group Co. Ltd.	Food Products	85,500	48,609
	Daqin Railway Co. Ltd., A	Road & Rail	43,700	46,689
	DaShenLin Pharmaceutical Group Co. Ltd., A	Food & Staples Retailing	800	10,235
	Datang International Power Generation Co. Ltd., A	Independent Power and Renewable Electricity Producers	22,800	9,834
	Datang International Power Generation Co. Ltd., H	Independent Power and Renewable Electricity Producers	114,000	18,183
	DHC Software Co. Ltd.	IT Services	9,500	10,772
	Dian Diagnostics Group Co. Ltd.	Health Care Providers & Services	1,900	10,106
	Dong-E-E-Jiao Co. Ltd., A	Pharmaceuticals	1,900	10,940
	Dongfang Electric Corp. Ltd., A	Electrical Equipment	7,600	14,722
	Dongfang Electric Corp. Ltd., H	Electrical Equipment	15,200	14,018
	Dongfeng Motor Group Co. Ltd., H	Automobiles	114,000	105,870
	Dongxing Securities Co. Ltd., A	Capital Markets	7,600	12,684
	East Group Co. Ltd., A	Electrical Equipment	7,600	7,448
	East Money Information Co. Ltd.	Capital Markets	23,880	99,215
a	Easysight Supply Chain Management Co. Ltd., A	Air Freight & Logistics	3,800	4,819
a	Ecovacs Robotics Co. Ltd., A	Household Durables	1,900	39,528
	ENN Ecological Holdings Co. Ltd., A	Chemicals	5,700	15,255
	ENN Energy Holdings Ltd.	Gas Utilities	30,900	495,627
	Eve Energy Co. Ltd.	Electrical Equipment	5,700	65,286
	Everbright Securities Co. Ltd., A	Capital Markets	11,400	28,234
	Everbright Securities Co. Ltd., H	Capital Markets	11,400	10,088
a	Fangda Carbon New Material Co. Ltd.	Electrical Equipment	13,300	16,541
	Far East Horizon Ltd.	Diversified Financial Services	95,000	114,130
a	Faw Jiefang Group Co. Ltd.	Automobiles	7,600	12,649
	Fiberhome Telecommunication Technologies Co. Ltd., A	Communications Equipment	3,800	10,657
	Financial Street Holdings Co. Ltd.	Real Estate Management & Development	9,500	9,889
	First Capital Securities Co. Ltd.	Capital Markets	11,400	13,379
	Flat Glass Group Co Ltd., H	Semiconductors & Semiconductor Equipment	19,000	57,554
	Flat Glass Group Co. Ltd., A	Semiconductors & Semiconductor Equipment	1,900	7,793
	Focus Media Information Technology Co. Ltd.	Media	41,800	59,121
	Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	3,820	93,037
	Fosun International Ltd.	Industrial Conglomerates	95,000	132,948
a	Founder Securities Co. Ltd., A	Capital Markets	24,700	32,752
	Foxconn Industrial Internet Co. Ltd., A	Electronic Equipment, Instruments & Components	11,400	24,968
	Fu Jian Anjoy Foods Co. Ltd., A	Food Products	700	22,251
	Fujian Funeng Co. Ltd., A	Independent Power and Renewable Electricity Producers	3,800	5,595
	Fujian Sunner Development Co. Ltd.	Food Products	3,800	14,913
	Fuyao Glass Industry Group Co. Ltd., A	Auto Components	5,700	40,032
	Fuyao Group Glass Industries Co. Ltd., H	Auto Components	22,800	135,637
	G-bits Network Technology Xiamen Co. Ltd., A	Entertainment	100	5,673

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Ganfeng Lithium Co. Ltd.	Metals & Mining	3,800	$54,592
	Ganfeng Lithium Co. Ltd., H	Metals & Mining	6,000	73,240
a	GCL System Integration Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	19,000	9,556
a,d	GDS Holdings Ltd., ADR	IT Services	4,446	360,526
	Geely Automobile Holdings Ltd.	Automobiles	214,000	544,466
	GEM Co. Ltd.	Metals & Mining	13,300	17,352
	Gemdale Corp., A	Real Estate Management & Development	13,300	24,345
	Genimous Technology Co. Ltd.	Software	5,700	4,822
a	Genscript Biotech Corp.	Life Sciences Tools & Services	38,000	66,865
	GF Securities Co. Ltd.	Capital Markets	17,100	40,840
	GF Securities Co. Ltd., H	Capital Markets	64,600	99,046
	Gigadevice Semiconductor Beijing Inc., A	Semiconductors & Semiconductor Equipment	1,320	34,378
	Glarun Technology Co. Ltd., A	Communications Equipment	3,800	8,149
	Glodon Co. Ltd.	Software	1,600	16,190
	GoerTek Inc.	Electronic Equipment, Instruments & Components	9,500	39,311
a	GOME Retail Holdings Ltd.	Specialty Retail	532,000	98,538
	Gongniu Group Co. Ltd., A	Electrical Equipment	600	16,341
	Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	13,300	7,824
	Great Wall Motor Co. Ltd., A	Automobiles	9,500	43,625
	Great Wall Motor Co. Ltd., H	Automobiles	123,500	342,330
	Gree Electric Appliances Inc. of Zhuhai	Household Durables	4,400	42,047
	Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	17,100	14,569
	Greentown China Holdings Ltd.	Real Estate Management & Development	28,500	36,805
	GRG Banking Equipment Co. Ltd.	Technology Hardware, Storage & Peripherals	7,600	13,205
a	GSX Techedu Inc., ADR	Diversified Consumer Services	1,786	60,510
	Guangdong Baolihua New Energy Stock Co. Ltd.	Independent Power and Renewable Electricity Producers	7,600	8,050
	Guangdong Electric Power Development Co. Ltd., B	Independent Power and Renewable Electricity Producers	26,600	9,101
	Guangdong Golden Dragon Development Inc.	Capital Markets	1,900	4,370
	Guangdong Haid Group Co. Ltd.	Food Products	4,700	55,874
a	Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	11,400	8,618
	Guangdong Investment Ltd.	Water Utilities	118,100	192,315
	Guangdong Kinlong Hardware Products Co. Ltd.	Building Products	700	17,692
	Guangdong LY Intelligent Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	19,000	23,688
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	Household Durables	1,900	10,135
a	Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	20,900	9,875
	Guangshen Railway Co. Ltd., A	Road & Rail	9,500	3,272
	Guangshen Railway Co. Ltd., H	Road & Rail	76,000	15,054
	Guangxi Guiguan Electric Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	11,400	9,695
	Guangxi Liugong Machinery Co. Ltd.	Machinery	3,800	5,722
	Guangzhou Automobile Group Co. Ltd., A	Automobiles	9,500	14,783
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	124,000	104,151
	Guangzhou Baiyun International Airport Co. Ltd., A	Transportation Infrastructure	5,700	11,589
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	3,800	16,130
	Guangzhou Baiyunshan Pharmceutical Holdings Co. Ltd.	Pharmaceuticals	11,400	27,655
	Guangzhou Haige Communications Group Inc. Co.	Communications Equipment	5,700	8,792
	Guangzhou Kingmed Diagnostics Group Co. Ltd.	Health Care Providers & Services	1,900	36,791
	Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	60,800	80,238
	Guangzhou Shiyuan Electronic Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	700	13,904

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Guangzhou TInc.i Materials Technology Co. Ltd.	Chemicals	1,900	$23,633
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., A	Capital Markets	3,800	8,126
	Guangzhou Zhujiang Brewery Co. Ltd.	Beverages	5,700	8,992
	Guizhou Bailing Group Pharmaceutical Co. Ltd., A	Pharmaceuticals	5,700	6,907
a	Guizhou Xinbang Pharmaceutical Co. Ltd.	Pharmaceuticals	5,700	7,645
a	Guolian Securities Co. Ltd., A	Capital Markets	5,700	13,231
	Guosen Securities Co. Ltd.	Capital Markets	15,200	27,707
a	Guosheng Financial Holding Inc.	Electrical Equipment	5,700	8,879
	Guotai Junan Securities Co. Ltd.	Capital Markets	30,400	43,873
	Guotai Junan Securities Co. Ltd., A	Capital Markets	20,900	51,731
a	Guoxuan High-Tech Co. Ltd.	Electrical Equipment	3,800	20,867
	Guoyuan Securities Co. Ltd.	Capital Markets	13,300	15,629
b,c	Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	38,000	259,787
	Haier Smart Home Co. Ltd., A	Household Durables	17,100	81,262
a	Haier Smart Home Co. Ltd., H	Household Durables	77,600	310,422
	Haitian International Holdings Ltd.	Machinery	24,000	95,698
	Haitong Securities Co. Ltd., A	Capital Markets	28,500	48,085
	Haitong Securities Co. Ltd., H	Capital Markets	136,800	126,516
	Han’s Laser Technology Industry Group Co. Ltd., A	Machinery	1,900	12,267
a	Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	3,800	20,329
	Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	11,400	7,767
	Hangzhou First Applied Material Co. Ltd., A	Semiconductors & Semiconductor Equipment	1,900	24,878
	Hangzhou Oxygen Plant Group Co. Ltd.	Machinery	1,900	8,650
	Hangzhou Robam Appliances Co. Ltd., A	Household Durables	1,900	10,576
	Hangzhou Shunwang Technology Co. Ltd.	Entertainment	1,900	3,698
	Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	1,900	43,469
a,b,c	Hangzhou Tigermed Consulting Co. Ltd., H, 144A , Reg S	Life Sciences Tools & Services	4,900	96,872
a	Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	38,000	182,071
	Harbin Boshi Automation Co. Ltd.	Machinery	3,800	8,201
	Health & Happiness H&H International Holdings Ltd.	Food Products	3,400	12,901
	Hefei Meiya Optoelectronic Technology Inc.	Machinery	1,900	12,246
	Heilongjiang Agriculture Co. Ltd., A	Food Products	5,700	13,596
	Henan Shuanghui Investment & Development Co. Ltd.	Food Products	9,500	59,364
	Hengan International Group Co. Ltd.	Personal Products	29,500	193,898
	Hengdian Group DMEGC Magnetics Co. Ltd.	Electronic Equipment, Instruments & Components	5,700	13,153
	Hengli Petrochemical Co. Ltd., A	Chemicals	9,500	42,467
a	HengTen Networks Group Ltd.	Internet & Direct Marketing Retail	94,800	119,011
	Hengtong Optic-electric Co. Ltd., A	Communications Equipment	5,700	10,651
	Hengyi Petrochemical Co. Ltd., A	Chemicals	9,500	21,212
a	Hesteel Co. Ltd.	Metals & Mining	20,900	7,518
	Hithink RoyalFlush Information Network Co. Ltd.	Capital Markets	1,300	23,657
	Holitech Technology Co. Ltd.	Electronic Equipment, Instruments & Components	11,400	5,768
	Hongfa Technology Co. Ltd., A	Electrical Equipment	1,900	14,300
	Hongta Securities Co. Ltd., A	Capital Markets	3,800	8,178
	Hopson Development Holdings Ltd.	Real Estate Management & Development	24,000	86,437
a,c	Hua Hong Semiconductor Ltd., Reg S	Semiconductors & Semiconductor Equipment	19,000	103,499
	Huaan Securities Co. Ltd., A	Capital Markets	7,600	7,402
	Huadian Power International Corp. Ltd., A	Independent Power and Renewable Electricity Producers	20,900	11,786
	Huadian Power International Corp. Ltd., H	Independent Power and Renewable Electricity Producers	76,000	23,461

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Huadong Medicine Co. Ltd., A	Health Care Providers & Services	5,700	$32,039
	Huafa Industrial Co. Ltd. Zhuhai, A	Real Estate Management & Development	7,600	7,124
	Huafon Chemical Co. Ltd.	Chemicals	9,500	16,941
	Huagong Tech Co. Ltd.	Electronic Equipment, Instruments & Components	3,800	12,035
	Huaibei Mining Holdings Co. Ltd., A	Metals & Mining	7,600	13,089
	Hualan Biological Engineering Inc.	Biotechnology	4,460	27,020
	Huaneng Power International Inc., A	Independent Power and Renewable Electricity Producers	20,900	14,048
	Huaneng Power International Inc., H	Independent Power and Renewable Electricity Producers	190,000	67,452
	Huapont Life Sciences Co. Ltd.	Chemicals	3,800	3,122
	Huatai Securities Co. Ltd., A	Capital Markets	20,900	54,024
	Huatai Securities Co. Ltd., H	Capital Markets	64,600	99,046
	Huaxi Securities Co. Ltd.	Capital Markets	5,700	8,644
	Huaxia Bank Co. Ltd., A	Banks	45,600	44,758
	Huaxin Cement Co. Ltd., A	Construction Materials	3,800	13,749
	Huaxin Cement Co. Ltd., B	Construction Materials	13,300	28,715
	Huayu Automotive Systems Co. Ltd.	Auto Components	9,500	39,919
	Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	17,100	10,764
	Hubei Energy Group Co. Ltd.	Independent Power and Renewable Electricity Producers	14,400	14,134
	Hubei Xinyangfeng Fertilizer Co. Ltd.	Chemicals	3,800	10,303
	Huizhou Desay Sv Automotive Co. Ltd.	Household Durables	1,900	24,834
	Humanwell Healthcare Group Co. Ltd., A	Pharmaceuticals	3,800	17,827
	Hunan Valin Steel Co. Ltd.	Metals & Mining	19,000	20,271
	Hundsun Technologies Inc., A	Software	3,000	38,408
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia	Oil, Gas & Consumable Fuels	3,800	5,803
a	HyUnion Holding Co. Ltd.	Auto Components	5,700	5,386
	Iflytek Co. Ltd.	Software	5,700	41,986
	IInner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	7,600	3,151
	Industrial and Commercial Bank of China Ltd.	Banks	216,600	182,888
	Industrial and Commercial Bank of China Ltd., H	Banks	3,192,000	2,291,012
	Industrial Bank Co. Ltd., A	Banks	58,900	216,256
	Industrial Securities Co. Ltd., A	Capital Markets	19,000	24,470
a	Ingenic Semiconductor Co. Ltd., A	Semiconductors & Semiconductor Equipment	1,900	17,659
a	Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	104,500	24,846
	Inner Mongolia First Machinery Group Co. Ltd., A	Machinery	5,700	8,575
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A	Chemicals	19,000	15,290
	Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	17,100	104,327
	Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	39,900	21,865
a	Innovent Biologics Inc.	Biotechnology	53,000	537,536
	Inspur Electronic Information Industry Co. Ltd.	Technology Hardware, Storage & Peripherals	3,908	16,308
	Intco Medical Technology Co. Ltd.	Health Care Equipment & Supplies	450	11,083
a,d	Iqiyi Inc., ADR	Entertainment	10,374	172,416
a	JA Solar Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	3,800	16,726
	Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	1,900	22,008
	Jason Furniture Hangzhou Co. Ltd., A	Household Durables	1,900	23,329
a,b	JD Health International Inc., 144A	Internet & Direct Marketing Retail	7,600	108,998
a	JD.com Inc., ADR	Internet & Direct Marketing Retail	35,720	3,012,268
	Jiajiayue Group Co. Ltd., A	Food & Staples Retailing	1,900	6,000
	Jiangling Motors Corp. Ltd., A	Automobiles	1,900	8,314
a	Jiangsu Changjiang Electronics Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	3,800	19,802
	Jiangsu Eastern Shenghong Co. Ltd.	Chemicals	9,500	20,444
	Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	5,700	8,644

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	48,000	$59,765
	Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	3,180	43,354
	Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	15,200	213,340
	Jiangsu King’s Luck Brewery JSC Ltd	Beverages	3,800	28,408
	Jiangsu Linyang Energy Co. Ltd., A	Electrical Equipment	5,700	6,159
	Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	4,400	110,449
	Jiangsu Yangnong Chemical Co. Ltd., A	Chemicals	900	16,449
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	Health Care Equipment & Supplies	3,800	15,197
	Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	11,400	12,128
	Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	9,500	16,579
	Jiangxi Copper Co. Ltd., A	Metals & Mining	5,700	19,217
	Jiangxi Copper Co. Ltd., H	Metals & Mining	57,000	108,949
	Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	7,600	17,525
	Jiayuan International Group Ltd.	Real Estate Management & Development	38,000	15,641
	Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	3,800	9,220
	Jinduicheng Molybdenum Co. Ltd., A	Metals & Mining	5,700	5,212
	Jinke Properties Group Co. Ltd.	Real Estate Management & Development	15,200	15,267
b,c	Jinxin Fertility Group Ltd., 144A, Reg S	Health Care Providers & Services	48,000	103,230
	Jinyu Bio-Technology Co. Ltd., A	Biotechnology	3,800	11,068
	JiuGui Liquor Co. Ltd., A	Beverages	900	20,872
	JoInc.are Pharmaceutical Group Industry Co. Ltd., A	Pharmaceuticals	5,700	11,137
a	Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	5,700	15,681
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A	Food Products	1,900	14,024
	Joyoung Co. Ltd.	Household Durables	1,900	8,916
	JOYY Inc., ADR	Interactive Media & Services	2,166	203,019
a	KE Holdings Inc., ADR	Real Estate Management & Development	4,579	260,911
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	28,500	153,966
	Kingdee International Software Group Co. Ltd.	Software	103,000	319,289
	Kingfa Sci & Tech Co. Ltd.	Chemicals	7,600	25,147
a	Kingsoft Cloud Holdings Ltd., ADR	IT Services	1,387	54,537
	Kingsoft Corp. Ltd.	Software	34,000	225,662
a,b	Kuaishou Technology, 144A, B	Interactive Media & Services	11,400	395,912
a	Kuang-Chi Technologies Co. Ltd.	Auto Components	5,700	17,566
	Kunlun Energy Co. Ltd.	Gas Utilities	126,000	132,411
a	Kunwu Jiuding Investment Holdings Co. Ltd., A	Capital Markets	1,900	4,578
	Kweichow Moutai Co. Ltd., A	Beverages	3,500	1,071,679
	KWG Group Holdings Ltd.	Real Estate Management & Development	47,500	81,260
c	KWG Living Group Holdings Ltd., Reg S	Real Estate Management & Development	39,500	40,138
	Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	7,600	22,648
	Laobaixing Pharmacy Chain JSC	Food & Staples Retailing	1,900	19,836
e	Legend Holdings Corp., H	Technology Hardware, Storage & Peripherals	20,900	33,120
	Lens Technology Co. Ltd.	Electronic Equipment, Instruments & Components	13,300	52,967
	Leo Group Co. Ltd.	Media	20,900	9,365
	Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	5,700	25,463
	Leyard Optoelectronic Co. Ltd.	Electronic Equipment, Instruments & Components	5,700	6,272
a	Li Auto Inc., ADR	Automobiles	17,480	437,000
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	86,000	558,625
	LianChuang Electronic Technology Co. Ltd.	Electronic Equipment, Instruments & Components	4,460	6,784
	Lianhe Chemical Technology Co. Ltd.	Chemicals	1,900	7,179
	Liaoning Cheng Da Co. Ltd., A	Distributors	3,800	11,809
	Liaoning Port Co. Ltd., A	Transportation Infrastructure	32,300	8,714
	Livzon Pharmaceutical Group Inc.	Pharmaceuticals	1,900	12,093
	Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	5,700	24,305
	Logan Group Co. Ltd.	Real Estate Management & Development	38,000	64,030

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Lomon Billions Group Co. Ltd.	Chemicals	5,700	$24,829
b,c	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	73,650	487,877
	LONGi Green Energy Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	11,400	152,899
	Luenmei Quantum Co. Ltd., A	Water Utilities	3,800	6,075
a,d	Lufax Holding Ltd., ADR	Consumer Finance	7,125	103,455
	Luxi Chemical Group Co. Ltd., A	Chemicals	5,700	13,492
	Luxshare Precision Industry Co. Ltd., A	Electronic Equipment, Instruments & Components	19,099	98,476
	Luye Pharma Group Ltd.	Pharmaceuticals	66,500	42,512
	Luzhou Laojiao Co. Ltd., A	Beverages	4,400	150,900
	Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	9,500	4,633
	Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	38,000	12,953
	Maccura Biotechnology Co. Ltd.	Life Sciences Tools & Services	1,900	11,766
	Mango Excellent Media Co. Ltd.	Entertainment	5,730	50,757
	Maxscend Microelectronics Co. Ltd.	Electronic Equipment, Instruments & Components	400	37,127
a	Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	11,400	26,792
a,c	Meituan Dianping, B, Reg S	Internet & Direct Marketing Retail	147,000	5,638,392
	Metallurgical Corp. of China Ltd.	Construction & Engineering	133,000	34,557
	Metallurgical Corp. of China Ltd., A	Construction & Engineering	39,600	20,641
a	Ming Yuan Cloud Group Holdings Ltd.	Software	19,000	86,636
	Momo Inc., ADR	Interactive Media & Services	6,327	93,260
	Montage Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	2,800	26,117
	Muyuan Foods Co. Ltd.	Food Products	9,900	150,932
	NanJi E-Commerce Co. Ltd.	Media	7,600	10,633
	Nanjing Hanrui Cobalt Co. Ltd., A	Metals & Mining	800	8,056
	Nanjing Iron & Steel Co. Ltd., A	Metals & Mining	19,000	11,207
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	Pharmaceuticals	2,200	13,412
	Nanjing Securities Co. Ltd., A	Capital Markets	11,400	17,618
a	Nanyang Topsec Technologies Group Inc.	Electrical Equipment	3,800	11,537
	Nari Technology Development Co. Ltd., A	Electrical Equipment	13,300	63,123
	NAURA Technology Group Co. Ltd., A	Semiconductors & Semiconductor Equipment	1,300	28,440
	NavInfo Co. Ltd.	Household Durables	5,700	12,658
	NetEase Inc., ADR	Entertainment	15,390	1,589,171
	New China Life Insurance Co. Ltd., A	Insurance	5,700	42,178
	New China Life Insurance Co. Ltd., H	Insurance	36,100	139,767
	New Hope Liuhe Co. Ltd.	Food Products	13,300	40,541
a	New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	59,470	832,580
	Newland Digital Technology Co. Ltd.	Software	3,800	8,195
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	63,000	92,217
	Ninestar Corp.	Technology Hardware, Storage & Peripherals	1,900	7,199
	Ningbo Joyson Electronic Corp.	Auto Components	3,800	10,431
	Ningbo Tuopu Group Co. Ltd., A	Auto Components	1,900	9,684
	Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	22,800	14,491
	Ningxia Baofeng Energy Group Co. Ltd.	Chemicals	5,700	13,605
a	NIO Inc., ADR	Automobiles	50,635	1,973,752
	Northeast Securities Co. Ltd.	Capital Markets	7,600	9,985
	NSFOCUS Information Technology Co. Ltd.	Software	1,900	4,961
	Oceanwide Holdings Co. Ltd.	Diversified Financial Services	15,200	6,371
	Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	5,700	24,473
	Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	15,200	10,494
	OFILM Group Co. Ltd.	Electronic Equipment, Instruments & Components	7,600	10,043
a	OneConnect Financial Technology Co. Ltd., ADR	Software	2,071	30,609
	Oppein Home Group Inc., A	Household Durables	500	12,011
	Orient Securities Co. Ltd. of China, H	Capital Markets	30,400	19,629

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Oriental Pearl Group Co. Ltd., A	Media	9,500	$13,914
a	Ourpalm Co. Ltd.	Entertainment	9,500	7,326
	Ovctek China Inc., A	Health Care Equipment & Supplies	1,900	26,106
a	Pangang Group Vanadium Titanium & Resources Co. Ltd., A	Metals & Mining	24,700	8,282
	People.cn Co. Ltd.	Media	3,800	9,585
	Perfect World Co. Ltd.	Entertainment	3,800	11,456
	PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	836,000	302,164
	Pharmaron Beijing Co. Ltd., A	Life Sciences Tools & Services	1,000	22,845
b,c	Pharmaron Beijing Co. Ltd., H, 144A, Reg S	Life Sciences Tools & Services	5,700	107,703
	PICC Property and Casualty Co. Ltd., H	Insurance	266,000	230,607
a	Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	11,799	1,579,650
	Ping An Bank Co. Ltd., A	Banks	55,100	184,837
a,c	Ping An Healthcare and Technology Co. Ltd., Reg S	Health Care Technology	15,200	190,624
	Ping An Insurance Group Co. of China Ltd., A	Insurance	30,400	364,641
	Ping An Insurance Group Co. of China Ltd., H	Insurance	241,500	2,874,908
	Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	34,200	74,173
	Poly Property Services Co. Ltd., H	Real Estate Management & Development	4,800	33,340
	Postal Savings Bank of China Co. Ltd., H	Banks	380,000	283,981
	Power Construction Corp. of China Ltd.	Construction & Engineering	34,200	21,475
	Proya Cosmetics Co. Ltd.	Personal Products	300	7,286
	Qingdao Rural Commercial Bank Corp., A	Banks	5,700	3,840
	Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	3,800	14,688
	Raytron Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	1,000	13,519
	Red Star Macalline Group Corp. Ltd.	Real Estate Management & Development	24,000	14,200
	Red Star Macalline Group Corp. Ltd., A	Real Estate Management & Development	4,000	5,554
	RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	9,500	9,339
	Rongsheng Petro Chemical Co. Ltd.	Chemicals	5,700	23,925
	SAIC Motor Corp Ltd	Automobiles	28,500	85,441
	Sanan Optoelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	13,300	47,190
	Sangfor Technologies Inc.	Software	300	11,294
	Sansteel Minguang Co. Ltd.	Metals & Mining	9,500	10,758
	Sany Heavy Industry Co. Ltd., A	Machinery	24,700	128,560
	SDIC Capital Co. Ltd., A	Capital Markets	9,500	17,693
	SDIC Power Holdings Co. Ltd., A	Independent Power and Renewable Electricity Producers	19,000	28,755
	Sealand Securities Co. Ltd.	Capital Markets	16,240	11,064
	Seazen Group Ltd.	Real Estate Management & Development	76,000	93,357
	Seazen Holdings Co. Ltd., A	Real Estate Management & Development	5,700	42,395
	SF Holding Co. Ltd.	Air Freight & Logistics	7,600	93,847
	SG Micro Corp., A	Semiconductors & Semiconductor Equipment	300	10,576
	Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	20,900	35,230
	Shaanxi International Trust Co. Ltd.	Capital Markets	13,300	6,770
	Shandong Chenming Paper Holdings Ltd., A	Paper & Forest Products	5,700	8,783
	Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	32,300	24,762
	Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	19,000	17,572
	Shandong Denghai Seeds Co. Ltd.	Food Products	1,900	4,795
b,c	Shandong Gold Mining Co. Ltd., 144A, Reg S	Metals & Mining	29,000	54,386
	Shandong Gold Mining Co. Ltd., A	Metals & Mining	10,184	33,076
	Shandong Hi-speed Co. Ltd., A	Transportation Infrastructure	7,600	7,297
	Shandong Himile Mechanical Science & Technology Co. Ltd.	Machinery	1,900	8,528
	Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	3,800	21,748
	Shandong Linglong Tyre Co. Ltd., A	Auto Components	1,900	13,552

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	28,500	$14,986
	Shandong Pharmaceutical Glass Co. Ltd., A	Health Care Equipment & Supplies	1,900	11,496
	Shandong Sinocera Functional Material Co. Ltd., A	Chemicals	1,900	12,296
	Shandong Sun Paper Industry JSC Ltd.	Paper & Forest Products	7,600	18,209
	Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	93,800	185,080
	Shanghai 2345 Network Holding Group Co. Ltd.	Software	11,400	3,336
	Shanghai AJ Group Co. Ltd., A	Diversified Financial Services	7,600	8,259
	Shanghai Bailian Group Co. Ltd.	Food & Staples Retailing	3,800	10,298
	Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	7,600	7,364
	Shanghai Bairun Investment Holding Group Co. Ltd.	Beverages	1,900	31,564
	Shanghai Baosight Software Co. Ltd., A	Software	1,900	16,920
	Shanghai Baosight Software Co. Ltd., B	Software	11,420	39,856
	Shanghai Construction Group Co. Ltd., A	Construction & Engineering	22,800	10,529
	Shanghai Dazhong Public Utilities Group Co. Ltd., A	Gas Utilities	5,700	3,492
a	Shanghai Electric Group Co. Ltd., A	Electrical Equipment	22,800	19,286
a	Shanghai Electric Group Co. Ltd., H	Electrical Equipment	114,000	41,058
	Shanghai Electric Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	9,500	11,323
	Shanghai Environment Group Co. Ltd., A	Commercial Services & Supplies	3,800	6,776
	Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	5,700	34,567
	Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	19,000	81,015
	Shanghai Huayi Group Co. Ltd., B	Chemicals	11,400	5,632
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	19,000	28,349
	Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	5,700	50,300
	Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	32,300	23,531
	Shanghai Jahwa United Co. Ltd., A	Personal Products	1,900	13,906
	Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	5,700	12,266
	Shanghai Jinjiang International Hotels Co. Ltd., A	Hotels, Restaurants & Leisure	1,900	16,072
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., A	Real Estate Management & Development	3,800	7,019
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., B	Real Estate Management & Development	11,400	11,012
a	Shanghai Junshi Biosciences Co. Ltd., A	Biotechnology	600	7,836
a,b,c	Shanghai Junshi Biosciences Co. Ltd., H, 144A, Reg S	Biotechnology	7,600	79,378
	Shanghai Lingang Holdings Corp. Ltd.	Real Estate Management & Development	3,800	10,622
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A	Real Estate Management & Development	5,700	9,443
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	43,700	38,500
	Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	1,900	24,733
	Shanghai Mechanical and Electrical Industry Co. Ltd., A	Machinery	1,900	5,589
	Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	13,300	19,019
	Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	5,700	17,036
	Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	36,100	70,859
	Shanghai Pudong Development Bank Co. Ltd., A	Banks	83,615	140,055
	Shanghai Putailai New Energy Technology Co. Ltd., A	Chemicals	1,400	20,271
	Shanghai RAAS Blood Products Co. Ltd., A	Biotechnology	17,100	19,390
	Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	20,900	7,002
	Shanghai Shimao Co. Ltd., A	Real Estate Management & Development	7,600	5,027
	Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	11,400	9,487
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	5,700	5,409
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., A	Specialty Retail	11,400	18,626
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A	Real Estate Management & Development	3,800	9,660
	Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	41,800	10,617
	Shanxi Lu’an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	11,400	10,651

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shanxi Securities Co. Ltd.	Capital Markets	9,700	$10,393
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	2,500	126,806
	Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	9,500	7,254
a	Shanying International Holding Co. Ltd., A	Paper & Forest Products	15,200	8,479
	Shenergy Co. Ltd., A	Independent Power and Renewable Electricity Producers	17,100	16,159
a	Shenghe Resources Holding Co. Ltd., A	Metals & Mining	5,700	15,142
	Shengyi Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	7,600	26,317
	Shennan Circuits Co. Ltd., A	Electronic Equipment, Instruments & Components	1,100	14,758
	Shenwan Hongyuan Group Co. Ltd.	Capital Markets	64,600	45,684
b,c	Shenwan Hongyuan Group Co. Ltd., 144A, Reg S	Capital Markets	76,000	21,311
	Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	1,900	5,633
	Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	7,600	6,799
	Shenzhen Airport Co. Ltd.	Transportation Infrastructure	7,600	10,286
	Shenzhen Capchem Technology Co. Ltd., A	Chemicals	1,900	22,136
	Shenzhen Energy Group Co. Ltd.	Independent Power and Renewable Electricity Producers	15,200	25,993
	Shenzhen Everwin Precision Technology Co. Ltd.	Electronic Equipment, Instruments & Components	1,900	6,437
	Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	38,000	41,155
	Shenzhen Gas Corporation Ltd., A	Gas Utilities	6,400	7,345
	Shenzhen Goodix Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	200	3,416
a	Shenzhen Hepalink Pharmaceutical Group Co. Ltd.	Pharmaceuticals	9,500	14,126
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	1,900	4,955
	Shenzhen Huaqiang Industry Co. Ltd.	Real Estate Management & Development	3,800	6,892
a	Shenzhen Infogem Technologies Co. Ltd., A	Software	1,900	4,581
	Shenzhen Inovance Technology Co. Ltd.	Machinery	5,700	74,286
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	38,000	63,639
	Shenzhen Investment Ltd.	Real Estate Management & Development	114,000	39,591
	Shenzhen Jinjia Group Co. Ltd.	Containers & Packaging	3,800	5,624
	Shenzhen Kaifa Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	3,800	11,079
	Shenzhen Kangtai Biological Products Co. Ltd.	Biotechnology	1,900	39,667
	Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	1,900	4,213
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	2,600	158,155
a	Shenzhen MTC Co. Ltd.	Household Durables	15,200	12,325
a	Shenzhen Neptunus Bioengineering Co. Ltd.	Health Care Providers & Services	11,400	5,438
	Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	20,900	32,459
	Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	1,900	10,964
	Shenzhen SC New Energy Technology Corp., A	Semiconductors & Semiconductor Equipment	500	8,255
	Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	1,900	8,221
	Shenzhen Yan Tian Port Holding Co. Ltd., A	Transportation Infrastructure	5,700	5,178
	Shenzhen YUTO Packaging Technology Co. Ltd.	Containers & Packaging	1,900	8,436
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A	Metals & Mining	9,500	6,573
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	30,400	629,940
a	Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	5,700	4,352
	Shijiazhuang Yiling Pharmaceutical Co. Ltd.	Pharmaceuticals	1,900	7,132
	Shimao Group Holdings Ltd.	Real Estate Management & Development	57,000	179,260
	Shougang Fushan Resources Group Ltd.	Metals & Mining	152,000	37,734
a	Siasun Robot & Automation Co. Ltd.	Machinery	3,800	6,562

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Sichuan Chuantou Energy Co Ltd., A	Independent Power and Renewable Electricity Producers	11,400	$21,788
	Sichuan Expressway Co. Ltd., H	Transportation Infrastructure	38,000	9,336
	Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	3,800	12,794
	Sichuan Languang Development Co. Ltd., A	Real Estate Management & Development	7,600	4,865
	Sichuan Road & Bridge Co. Ltd., A	Construction & Engineering	13,300	12,304
	Sichuan Swellfun Co. Ltd., A	Beverages	1,900	20,714
	Sieyuan Electric Co. Ltd.	Electrical Equipment	1,900	8,603
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	123,500	27,482
	Sinolink Securities Co. Ltd., A	Capital Markets	9,500	19,561
	Sinoma International Engineering Co.	Construction & Engineering	5,700	8,175
	Sinoma Science & Technology Co. Ltd.	Chemicals	5,700	20,250
	Sinopec Engineering Group Co. Ltd.	Construction & Engineering	57,000	31,453
a	Sinopec Oilfield Service Corp.	Energy Equipment & Services	152,000	13,295
a	Sinopec Oilfield Service Corp., A	Energy Equipment & Services	17,100	5,265
	Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	9,500	5,111
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	152,000	35,974
	Sinopharm Group Co. Ltd., H	Health Care Providers & Services	53,200	128,784
	Sinotrans Ltd., A	Air Freight & Logistics	15,200	9,962
	Sinotrans Ltd., H	Air Freight & Logistics	76,000	28,154
	Sinotruk Hong Kong Ltd.	Machinery	28,500	85,414
	Skshu Paint Co. Ltd., A	Chemicals	700	21,252
a	Smoore International Holdings Ltd.	Tobacco	38,000	231,193
	Soho China Ltd.	Real Estate Management & Development	85,500	26,174
	Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	6,360	20,783
	SooChow Securities Co. Ltd., A	Capital Markets	10,580	15,561
	Southwest Securities Co. Ltd., A	Capital Markets	20,900	14,844
	Spring Airlines Co. Ltd., A	Airlines	1,900	17,247
	STO Express Co. Ltd.	Air Freight & Logistics	3,800	5,340
	Sunac China Holdings Ltd.	Real Estate Management & Development	99,000	424,680
	Sunac Services Holdings Ltd.	Real Estate Management & Development	20,898	65,857
	Sungrow Power Supply Co. Ltd.	Electrical Equipment	3,800	41,572
	Suning Universal Co. Ltd.	Real Estate Management & Development	9,500	5,763
	Suning.com Co. Ltd.	Specialty Retail	28,500	29,885
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	26,600	606,283
	Sunwoda Electronic Co. Ltd., A	Electrical Equipment	3,800	11,253
	Suofeiya Home Collection Co. Ltd.	Household Durables	1,900	9,536
a	Suzhou Anjie Technology Co. Ltd., A	Electrical Equipment	1,900	4,405
	Suzhou Dongshan Precision Manufacturing Co. Ltd., A	Electronic Equipment, Instruments & Components	5,700	15,915
	Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	5,700	8,218
a	Tahoe Group Co. Ltd.	Real Estate Management & Development	9,500	4,431
	Taiji Computer Corp. Ltd.	IT Services	1,900	6,159
a	TAL Education Group, ADR	Diversified Consumer Services	15,770	849,214
	Tangshan Jidong Cement Co. Ltd.	Construction Materials	5,400	12,880
	TangShan Port Group Co. Ltd., A	Transportation Infrastructure	12,600	5,281
	Tangshan Sanyou Chemical Industries Co. Ltd., A	Chemicals	5,900	9,739
	TBEA Co. Ltd., A	Electrical Equipment	9,500	16,202
	TCL Corp.	Household Durables	41,800	59,503
	Tencent Holdings Ltd.	Interactive Media & Services	232,400	18,234,602
a	Tencent Music Entertainment Group, ADR	Entertainment	18,886	386,974
a	The China Pacific Securities Co. Ltd., A	Capital Markets	19,000	9,382
	The People’s Insurance Co. Group of China Ltd., H	Insurance	342,000	110,855
	Thunder Software Technology Co. Ltd.	Software	1,900	35,285

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Tian Di Science & Technology Co. Ltd., A	Machinery	3,800	$1,946
	Tianfeng Securities Co. Ltd., A	Capital Markets	21,150	16,246
	Tianjin 712 Communication & Broadcasting Co. Ltd., A	Communications Equipment	1,900	9,924
	Tianjin Chase Sun Pharmaceutical Co. Ltd.	Pharmaceuticals	11,400	7,141
	Tianjin Zhonghuan Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	9,500	40,961
	Tianma Microelectronics Co. Ltd.	Electronic Equipment, Instruments & Components	5,700	12,162
	Tianshui Huatian Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	7,600	13,529
	Times China Holdings Ltd.	Real Estate Management & Development	30,000	41,289
a,c	Tongcheng-Elong Holdings Ltd., Reg S	Internet & Direct Marketing Retail	34,000	76,708
a	TongFu Microelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	3,800	11,282
	Tonghua Dongbao Pharmaceutical Co. Ltd.	Pharmaceuticals	7,600	14,375
	Tongkun Group Co. Ltd., A	Chemicals	5,700	17,940
	Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	38,000	15,464
	Tongwei Co. Ltd., A	Food Products	13,300	66,366
a	Topchoice Medical Investment Corp., A	Health Care Providers & Services	900	34,361
	Topsports International Holdings Ltd.	Specialty Retail	57,000	84,901
	TravelSky Technology Ltd., H	IT Services	38,000	88,860
a	Trip.com Group Ltd., ADR	Internet & Direct Marketing Retail	19,076	755,982
	Tsingtao Brewery Co. Ltd., A	Beverages	1,900	24,510
	Tsingtao Brewery Co. Ltd., H	Beverages	19,400	171,930
	Unigroup Guoxin Microelectronics Co. Ltd.	Semiconductors & Semiconductor Equipment	1,900	30,982
	Unisplendour Corp. Ltd.	Electronic Equipment, Instruments & Components	3,800	11,491
	Universal Scientific Industrial Shanghai Co. Ltd., A	Electronic Equipment, Instruments & Components	3,800	11,207
	Valiant Co. Ltd.	Chemicals	3,800	10,408
a	Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	17,081	510,039
	Visual China Group Co. Ltd., A	Internet & Direct Marketing Retail	1,900	4,213
	Walvax Biotechnology Co. Ltd.	Biotechnology	3,800	26,172
	Wangfujing Group Co. Ltd., A	Multiline Retail	1,900	8,693
	Wangsu Science & Technology Co. Ltd.	IT Services	7,600	7,448
	Wanhua Chemical Group Co. Ltd., A	Chemicals	9,500	152,899
	Wanxiang Qianchao Co. Ltd.	Auto Components	9,500	6,776
a,d	Weibo Corp., ADR	Interactive Media & Services	2,318	116,966
	Weichai Power Co. Ltd., A	Machinery	17,100	50,144
	Weichai Power Co. Ltd., H	Machinery	79,000	195,101
	Weifu High-Technology Co. Ltd., B	Auto Components	7,600	15,367
	Weifu High-Technology Group Co. Ltd., A	Auto Components	1,900	6,857
	Weihai Guangwei Composites Co. Ltd., A	Chemicals	1,900	20,074
	Wens Foodstuffs Group Co. Ltd.	Food Products	5,700	14,699
	Western Securities Co. Ltd.	Capital Markets	13,300	17,858
	Western Superconducting Technologies Co. Ltd., A	Metals & Mining	1,000	7,706
	Westone Information Industry Inc.	Electronic Equipment, Instruments & Components	1,900	5,192
	Will Semiconductor Ltd., A	Semiconductors & Semiconductor Equipment	1,900	74,341
	Wingtech Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	3,800	56,758
	Winning Health Technology Group Co. Ltd.	Health Care Technology	6,600	16,507
	Wolong Electric Group Co. Ltd., A	Electrical Equipment	3,800	6,307
	Wuchan Zhongda Group Co. Ltd., A	Distributors	15,200	11,259
	Wuhan Guide Infrared Co. Ltd.	Electronic Equipment, Instruments & Components	3,870	21,122
	Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co. Ltd.	Entertainment	3,800	12,718
	Wuliangye Yibin Co. Ltd., A	Beverages	10,900	445,190
	WUS Printed Circuit Kunshan Co. Ltd.	Electronic Equipment, Instruments & Components	3,800	9,695
	WuXi AppTec Co. Ltd., A	Life Sciences Tools & Services	2,300	49,147
	WuXi AppTec Co. Ltd., H	Life Sciences Tools & Services	10,600	208,470
a	WuXi Biologics (Cayman) Inc.	Life Sciences Tools & Services	124,400	1,557,710

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Wuxi Lead Intelligent Equipment Co. Ltd.	Electronic Equipment, Instruments & Components	1,900	$22,874
	XCMG Construction Machinery Co. Ltd.	Machinery	24,700	28,573
	Xiamen C & D Inc., A	Trading Companies & Distributors	9,500	12,191
	Xiamen ITG Group Corp. Ltd., A	Trading Companies & Distributors	7,600	7,668
	Xiamen Meiya Pico Information Co. Ltd.	Electronic Equipment, Instruments & Components	1,900	4,984
	Xiamen Tungsten Co. Ltd., A	Metals & Mining	3,800	10,622
	Xinfengming Group Co. Ltd., A	Chemicals	1,900	4,807
	Xinhu Zhongbao Co. Ltd., A	Real Estate Management & Development	24,700	11,520
	Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	19,000	13,099
	Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	9,500	20,517
	Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	26,600	49,953
	Xinjiang Zhongtai Chemical Co. Ltd., A	Chemicals	5,700	8,045
	Xinxing Ductile Iron Pipes Co. Ltd.	Metals & Mining	13,300	8,149
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	170,000	279,454
a	XPeng Inc., ADR	Automobiles	4,731	172,729
	Xuji Electric Co. Ltd.	Electrical Equipment	3,800	8,919
c	Yadea Group Holdings Ltd., Reg S	Automobiles	38,000	84,364
	Yango Group Co. Ltd.	Real Estate Management & Development	13,300	12,325
c	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H, Reg S	Communications Equipment	9,500	12,073
	Yanlord Land Group Ltd.	Real Estate Management & Development	24,700	22,795
	Yantai Changyu Pioneer Wine Co. Ltd., A	Beverages	1,900	9,382
	Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	7,600	14,957
	Yantai Eddie Precision Machinery Co. Ltd., A	Machinery	1,900	17,441
	Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	1,900	10,121
	Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	3,800	7,662
	Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	76,000	89,936
	Yealink Network Technology Corp. Ltd.	Communications Equipment	2,500	25,975
	Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	3,800	11,786
	Yifeng Pharmacy Chain Co. Ltd.	Food & Staples Retailing	1,300	17,575
	Yihai International Holding Ltd.	Food Products	19,000	196,734
	Yintai Gold Co. Ltd.	Metals & Mining	7,800	10,592
	Yonghui Superstores Co. Ltd., A	Food & Staples Retailing	26,600	27,568
	Yonyou Network Technology Co. Ltd., A	Software	8,590	46,752
	Yotrio Group Co. Ltd.	Leisure Products	7,600	4,100
	Youngor Group Co. Ltd., A	Real Estate Management & Development	15,200	18,811
	YTO Express Group Co. Ltd., A	Air Freight & Logistics	7,600	12,938
a	Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	3,800	10,326
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	266,000	60,218
	Yunda Holding Co. Ltd.	Air Freight & Logistics	4,100	8,773
a	Yunnan Aluminium Co. Ltd.	Metals & Mining	9,190	13,544
	Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	3,800	69,795
a	Yunnan Copper Co. Ltd.	Metals & Mining	5,700	11,728
	Yunnan Energy New Material Co. Ltd.	Containers & Packaging	1,900	32,410
	Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd.	Food & Staples Retailing	1,900	13,425
a	Yunnan Tin Co. Ltd.	Metals & Mining	3,800	7,135
a	Zai Lab Ltd., ADR	Biotechnology	2,767	369,201
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.	Pharmaceuticals	1,900	83,098
	Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	38,000	34,557
	Zhefu Holding Group Co. Ltd.	Electrical Equipment	15,200	13,182
a	Zhejiang Century Huatong Group Co. Ltd., A	Entertainment	20,900	22,712
	Zhejiang China Commodities City Group Co. Ltd., A	Real Estate Management & Development	13,300	10,156

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	3,800	$21,024
	Zhejiang Crystal-Optech Co. Ltd.	Electronic Equipment, Instruments & Components	3,800	6,278
	Zhejiang Dahua Technology Co. Ltd.	Electronic Equipment, Instruments & Components	9,500	35,720
	Zhejiang Dingli Machinery Co. Ltd.	Machinery	1,900	27,887
	Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	56,000	49,629
a	Zhejiang Hisoar Pharmaceutical Co. Ltd., A	Pharmaceuticals	5,700	7,741
	Zhejiang Huace Film & TV Co. Ltd., A, A	Entertainment	5,700	5,265
	Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	4,000	15,674
a	Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	3,800	39,812
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A	Semiconductors & Semiconductor Equipment	2,800	14,057
	Zhejiang Juhua Co. Ltd., A	Chemicals	5,700	8,010
a	Zhejiang Kaishan Compressor Co. Ltd., A	Machinery	3,800	8,502
	Zhejiang Longsheng Group Co. Ltd., A	Chemicals	7,600	16,773
	Zhejiang Medicine Co. Ltd., A	Pharmaceuticals	1,900	4,060
	Zhejiang NHU Co. Ltd.	Pharmaceuticals	5,700	33,212
	Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	9,500	29,856
	Zhejiang Satellite Petrochemical Co. Ltd.	Chemicals	3,800	21,817
	Zhejiang Supor Co. Ltd.	Household Durables	1,400	15,267
	Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components	7,600	6,290
	Zhejiang Wanliyang Co. Ltd.	Machinery	5,700	6,533
	Zhejiang Weixing New Building Materials Co. Ltd.	Building Products	3,800	14,630
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A	Pharmaceuticals	1,900	17,074
	Zhejiang Yasha Decoration Co. Ltd.	Diversified Consumer Services	5,700	7,541
a	Zhejiang Yongtai Technology Co. Ltd.	Chemicals	3,800	5,178
	Zhengzhou Coal Mining Machinery Group Co. Ltd., A	Machinery	3,800	6,655
	Zhengzhou Yutong Bus Co. Ltd., A	Machinery	5,700	12,466
	Zheshang Securities Co. Ltd., A	Capital Markets	3,800	7,413
a,c	ZhongAn Online P & C Insurance Co. Ltd., Reg S	Insurance	13,300	80,233
	Zhongji Innolight Co. Ltd.	Communications Equipment	1,900	10,205
	Zhongjin Gold Corp. Ltd., A	Metals & Mining	13,300	16,906
	Zhongsheng Group Holdings Ltd.	Specialty Retail	24,500	172,694
a	Zhongtai Securities Co. Ltd., A	Capital Markets	7,600	15,452
	Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	20,900	77,960
	Zhuzhou Kibing Group Co. Ltd., A	Building Products	5,700	11,233
	Zijin Mining Group Co. Ltd., A	Metals & Mining	53,200	78,002
	Zijin Mining Group Co. Ltd., H	Metals & Mining	238,000	292,661
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	Machinery	19,000	36,806
	Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	Machinery	60,800	86,807
	ZTE Corp.	Communications Equipment	10,800	48,262
	ZTE Corp., H	Communications Equipment	30,400	77,188
	ZTO Express Cayman Inc., ADR	Air Freight & Logistics	16,587	483,511

				119,843,129

	Hong Kong 0.5%
a	Alibaba Pictures Group Ltd.	Entertainment	570,000	74,050
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	41,600	90,002
	Sino Biopharmaceutical Ltd.	Pharmaceuticals	399,000	399,285

				563,337

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Singapore 0.1%
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	83,600	$79,643

	Total Common Stocks (Cost $104,133,624)			120,486,109

	Short Term Investments 0.4%
	Investments from Cash Collateral Received for Loaned Securities 0.4%
	United States 0.4%
f,g	Institutional Fiduciary Trust Portfolio, 0.01%	Money Market Funds	517,219	517,219

	Total Investments (Cost $104,650,843) 100.2%			121,003,328
	Other Assets, less Liabilities (0.2)%			(221,238)

	Net Assets 100.0%			$120,782,090

See Abbreviations on page 355.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $2,433,352, representing 2.0% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $8,177,861, representing 6.8% of net assets.

dA portion or all of the security is on loan at March 31, 2021. See Note 1(d).

eFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

fThe rate shown is the annualized seven-day effective yield at period end.

gSee Note 3(c) regarding investments in affiliated management investment companies.

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
MSCI Emerging Markets Index	Long	2	$118,960	6/18/21	$(5,342)

*As of period end.

See Note 8 regarding other derivative information.

206	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Europe ETF

	Year Ended March 31,

	2021	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$19.03	$23.24	$24.98	$25.05

Income from investment operations[b]:

Net investment income[c]	0.60	0.76	0.86	0.24

Net realized and unrealized gains (losses)	8.14	(4.21)	(1.79)	(0.30)

Total from investment operations	8.74	(3.45)	(0.93)	(0.06)

Less distributions from net investment income	(0.49)	(0.76)	(0.81)	(0.01)

Net asset value, end of year	$27.28	$19.03	$23.24	$24.98

Total return[d]	46.23%	(15.44)%	(3.69)%	(0.26)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%	0.09%	—%	—%

Net investment income	2.53%	3.23%	3.61%	2.35%

Supplemental data

Net assets, end of year (000’s)	$229,126	$91,356	$74,359	$104,911

Portfolio turnover rate[f]	5.00%[g]	4.47%[g]	5.81%	0.96%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	4.92%	4.47%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin FTSE Europe ETF

		Industry		Shares	Value
	Common Stocks and Other Equity Interests 98.6%
	Australia 1.2%
a	Glencore PLC	Metals & Mining		232,638	$912,359
	Rio Tinto PLC	Metals & Mining		23,478	1,797,790

					2,710,149

	Austria 0.4%
a	ams AG	Semiconductors & Semiconductor Equipment		5,502	110,139
	ANDRITZ AG	Machinery		1,470	66,240
a	Erste Group Bank AG	Banks		6,132	208,424
	OMV AG	Oil, Gas & Consumable Fuels		3,066	155,886
a	Raiffeisen Bank International AG	Banks		2,856	62,870
	Telekom Austria AG	Diversified Telecommunication Services		3,024	23,884
	Verbund AG	Electric Utilities		1,428	104,056
	voestalpine AG	Metals & Mining		2,478	102,895

					834,394

	Belgium 1.5%
	Ackermans & van Haaren NV	Diversified Financial Services		462	73,629
	Ageas SA/NV	Insurance		3,822	231,607
	Anheuser-Busch InBev SA/NV	Beverages		17,934	1,132,933
	Colruyt SA	Food & Staples Retailing		1,092	65,275
	Elia Group SA/NV	Electric Utilities		756	83,432
a	Galapagos NV	Biotechnology		1,008	78,332
	Groupe Bruxelles Lambert SA	Diversified Financial Services		2,310	239,621
a	KBC Groep NV	Banks		5,922	431,528
	Proximus SADP	Diversified Telecommunication Services		2,982	65,048
	Sofina SA	Diversified Financial Services		336	113,929
	Solvay SA	Chemicals		1,512	188,723
	Telenet Group Holding NV	Media		1,008	40,967
	UCB SA	Pharmaceuticals		2,604	248,266
	Umicore SA	Chemicals		4,452	236,663
	Warehouses De Pauw CVA	Equity Real Estate Investment Trusts (REITs	)	3,024	100,155

					3,330,108

	Brazil 0.3%
	Stellantis NV	Automobiles		44,142	782,559

	China 0.5%
a	Prosus NV	Internet & Direct Marketing Retail		9,366	1,043,545

	Denmark 3.6%
	A.P. Moeller-Maersk AS, A	Marine		92	200,779
	Ambu AS, B	Health Care Equipment & Supplies		3,654	172,019
	AP Moeller-Maersk A/S, B	Marine		126	293,398
	Carlsberg AS, B	Beverages		2,142	329,900
a	Chr. Hansen Holding AS	Chemicals		2,268	206,588
	Coloplast A/S, B	Health Care Equipment & Supplies		2,898	436,810
a	Danske Bank AS	Banks		14,154	265,501
	DSV Panalpina A/S	Air Freight & Logistics		4,326	850,782
a	Genmab A/S	Biotechnology		1,260	415,556
	GN Store Nord AS	Health Care Equipment & Supplies		2,814	222,080
	H. Lundbeck AS	Pharmaceuticals		1,302	44,587
	Novo Nordisk AS, B	Pharmaceuticals		34,818	2,364,594
	Novozymes AS	Chemicals		4,368	280,457
b	Orsted AS, 144A	Electric Utilities		4,074	659,584
	Pandora AS	Textiles, Apparel & Luxury Goods		2,100	225,533
	ROCKWOOL International AS, B	Building Products		126	53,244
	SimCorp AS	Software		840	104,271
	Tryg AS	Insurance		6,643	157,048

208	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Denmark (continued)
	Vestas Wind Systems AS	Electrical Equipment		4,326	$890,091
a	William Demant Holding AS	Health Care Equipment & Supplies		2,352	99,872

					8,272,694

	Finland 2.1%
	Elisa OYJ	Diversified Telecommunication Services		3,108	186,806
c	Fortum OYJ, Reg S	Electric Utilities		9,324	249,415
	Huhtamaki OYJ	Containers & Packaging		1,974	89,461
	Kesko OYJ	Food & Staples Retailing		5,880	180,233
	Kojamo OYJ	Real Estate Management & Development		4,116	80,690
	Kone OYJ, B	Machinery		8,526	698,035
	Metso Outotec OYJ	Machinery		13,170	147,125
	Neste Oil OYJ	Oil, Gas & Consumable Fuels		8,988	478,108
a	Nokia OYJ, A	Communications Equipment		120,876	483,662
	Nokian Renkaat OYJ	Auto Components		2,940	106,702
a	Nordea Bank Abp	Banks		73,080	722,428
	Orion OYJ	Pharmaceuticals		2,226	89,396
	Sampo Oyj, A	Insurance		10,920	493,734
	Stora Enso OYJ, R	Paper & Forest Products		12,306	230,038
	UPM-Kymmene OYJ	Paper & Forest Products		11,466	412,770
	Wartsila OYJ Abp	Machinery		10,332	108,487

					4,757,090

	France 16.4%
a	Accor SA	Hotels, Restaurants & Leisure		3,906	147,638
a	Adevinta ASA, B	Interactive Media & Services		4,788	70,617
a	Aeroports de Paris SA	Transportation Infrastructure		630	75,451
	Air Liquide SA	Chemicals		10,038	1,643,413
a	Airbus SE	Aerospace & Defense		11,970	1,358,157
b	ALD SA, 144A	Road & Rail		1,890	27,722
a	Alstom SA	Machinery		5,884	294,045
a,b	Amundi SA, 144A	Capital Markets		1,218	97,629
a	ArcelorMittal SA	Metals & Mining		15,162	438,904
	Arkema SA	Chemicals		1,428	173,455
a	Atos SE	IT Services		2,058	160,896
	AXA SA	Insurance		41,580	1,118,366
	Biomerieux	Health Care Equipment & Supplies		924	117,828
a	BNP Paribas SA	Banks		23,352	1,423,877
	Bollore	Entertainment		21,210	102,654
	Bouygues SA	Construction & Engineering		4,620	185,648
a	Bureau Veritas SA	Professional Services		6,132	174,912
	Capgemini SE	IT Services		3,402	580,163
	Carrefour SA	Food & Staples Retailing		12,422	225,490
a	Casino Guichard-Perrachon SA	Food & Staples Retailing		1,218	40,712
	Cie Generale des Etablissements Michelin SCA	Auto Components		3,780	567,102
a	CNP Assurances	Insurance		3,234	61,613
a	Compagnie de Saint-Gobain	Building Products		10,290	608,562
	Covivio	Equity Real Estate Investment Trusts (REITs	)	1,092	93,690
a	Credit Agricole SA	Banks		25,242	366,238
	Danone SA	Food Products		12,936	889,415
a	Dassault Aviation SA	Aerospace & Defense		50	55,768
	Dassault Systemes	Software		2,856	612,254
	Edenred	IT Services		5,292	277,025
a	EDF SA	Electric Utilities		10,973	147,537

franklintempleton.com	Annual Report	209

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
a	Eiffage SA	Construction & Engineering		1,638	$164,330
a	Engie SA	Multi-Utilities		35,700	507,904
	EssilorLuxottica SA	Textiles, Apparel & Luxury Goods		6,342	1,034,953
a	Eurazeo SE	Diversified Financial Services		930	70,938
a	Faurecia SE	Auto Components		2,518	134,446
	Gecina SA	Equity Real Estate Investment Trusts (REITs	)	1,134	156,470
a	Getlink SE	Transportation Infrastructure		9,702	149,148
	Hermes International	Textiles, Apparel & Luxury Goods		672	745,572
	ICADE	Equity Real Estate Investment Trusts (REITs	)	672	49,244
	Iliad SA	Diversified Telecommunication Services		336	64,013
	Imerys SA	Construction Materials		798	38,941
	Ipsen SA	Pharmaceuticals		756	64,996
a	JCDecaux SA	Media		1,596	40,329
	Kering SA	Textiles, Apparel & Luxury Goods		1,596	1,104,083
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	3,948	92,268
	L’Oreal SA	Personal Products		5,166	1,984,198
b	La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure		1,932	88,034
	Legrand SA	Electrical Equipment		5,754	536,415
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		5,376	3,589,489
a	Natixis SA	Capital Markets		18,354	88,055
a,b	Neoen SA, 144A	Independent Power and Renewable Electricity Producers		546	27,433
	Orange SA	Diversified Telecommunication Services		41,076	507,146
a	Orpea	Health Care Providers & Services		1,050	121,926
	Pernod Ricard SA	Beverages		4,494	845,351
	Plastic Omnium SA	Auto Components		1,176	43,178
	Publicis Groupe	Media		4,788	292,846
	Remy Cointreau SA	Beverages		509	94,221
a	Renault SA	Automobiles		4,032	175,004
a	Rexel SA	Trading Companies & Distributors		6,636	131,808
	Rubis SCA	Gas Utilities		2,021	95,961
a	Safran SA	Aerospace & Defense		6,972	950,936
	Sanofi	Pharmaceuticals		23,520	2,328,926
	Sartorius Stedim Biotech	Life Sciences Tools & Services		504	208,034
	Schneider Electric SE	Electrical Equipment		11,340	1,735,958
a	SCOR SE	Insurance		3,360	114,916
	SEB SA	Household Durables		648	114,544
a	Societe Generale SA	Banks		16,674	437,306
a	Sodexo SA	Hotels, Restaurants & Leisure		1,848	177,622
a	SOITEC	Semiconductors & Semiconductor Equipment		462	94,643
	Suez SA	Multi-Utilities		7,980	169,383
a	Technip Energies NV	Energy Equipment & Services		2,010	30,592
	Teleperformance	Professional Services		1,260	460,257
	Thales SA	Aerospace & Defense		2,184	217,464
	Total SE	Oil, Gas & Consumable Fuels		52,332	2,446,392
a	Ubisoft Entertainment SA	Entertainment		2,058	156,930
a	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	86	6,908
a	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	2,854	229,233
	Valeo SA	Auto Components		5,124	174,464
	Veolia Environnement SA	Multi-Utilities		10,794	277,320
	Vinci SA	Construction & Engineering		9,744	1,000,457
	Vivendi SA	Entertainment		16,800	552,861
	Wendel SE	Diversified Financial Services		588	73,185
a,b,c	Worldline SA, 144A, Reg S	IT Services		5,208	437,281

					37,571,093

210	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany 13.9%
	1&1 Drillisch AG	Wireless Telecommunication Services	1,050	$29,581
a	Adidas AG	Textiles, Apparel & Luxury Goods	4,158	1,300,891
	Allianz SE	Insurance	8,862	2,260,685
	Aroundtown SA	Real Estate Management & Development	26,082	186,071
	BASF SE	Chemicals	19,782	1,647,014
	Bayer AG	Pharmaceuticals	21,210	1,345,120
	Bayerische Motoren Werke AG	Automobiles	6,930	720,573
	Bechtle AG	IT Services	588	110,503
	Beiersdorf AG	Personal Products	2,142	226,826
	Brenntag AG	Trading Companies & Distributors	3,318	283,894
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	798	120,519
a	Commerzbank AG	Banks	22,092	135,744
a	Continental AG	Auto Components	2,310	305,974
b	Covestro AG, 144A	Chemicals	3,864	260,401
a	CTS Eventim AG & Co. KGaA	Entertainment	1,302	75,655
	Daimler AG	Automobiles	17,766	1,587,117
a,b	Delivery Hero SE, 144A	Internet & Direct Marketing Retail	3,192	414,547
a	Deutsche Bank AG	Capital Markets	44,100	528,051
	Deutsche Boerse AG	Capital Markets	3,948	657,500
a	Deutsche Lufthansa AG	Airlines	6,552	87,055
	Deutsche Post AG	Air Freight & Logistics	21,126	1,160,028
	Deutsche Telekom AG	Diversified Telecommunication Services	69,846	1,409,485
	Deutsche Wohnen AG	Real Estate Management & Development	7,476	349,528
b	DWS Group GmbH & Co. KGaA, 144A	Capital Markets	756	32,764
	E.ON SE	Multi-Utilities	46,578	543,270
	Evonik Industries AG	Chemicals	4,116	145,900
a	Evotec SE	Life Sciences Tools & Services	3,150	113,805
a	Fielmann AG	Specialty Retail	504	40,309
a	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	756	46,070
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	4,200	309,602
	Fresenius SE and Co. KGaA	Health Care Providers & Services	8,652	386,207
	Fuchs Petrolub SE	Chemicals	714	28,783
	GEA Group AG	Machinery	3,570	146,644
	Hannover Rueck SE	Insurance	1,302	238,411
	HeidelbergCement AG	Construction Materials	3,192	290,596
a	Hella GmbH & Co. KGaA	Auto Components	966	54,292
a	HelloFresh SE	Internet & Direct Marketing Retail	3,192	238,599
	Henkel AG & Co. KGaA	Household Products	2,184	216,771
	Hochtief AGHochtief AG	Construction & Engineering	420	37,664
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	28,056	1,192,182
a,b,c	Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail	2,562	236,407
	KION Group AG	Machinery	1,685	166,748
	Knorr-Bremse AG	Machinery	1,428	178,608
	Lanxess AG	Chemicals	1,806	133,426
	LEG Immobilien AG	Real Estate Management & Development	1,554	204,851
	Merck KGaA	Pharmaceuticals	2,772	475,006
	METRO AG	Food & Staples Retailing	2,814	29,799
	MTU Aero Engines AG	Aerospace & Defense	1,134	267,491
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	3,024	933,308
	Nemetschek AG	Software	1,176	75,189
a	Osram Licht AG	Electrical Equipment	630	39,362
a	ProSiebenSat.1 Media SE	Media	3,360	68,851
a	Puma SE	Textiles, Apparel & Luxury Goods	1,974	193,816
	Rational AG	Machinery	84	65,405
	Rheinmetall AG	Industrial Conglomerates	924	93,828

franklintempleton.com	Annual Report	211

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
	RWE AG	Multi-Utilities	13,608	$534,502
	SAP SE	Software	24,192	2,968,958
b,c	Scout24 AG, 144A, Reg S	Interactive Media & Services	2,100	159,688
	Siemens AG	Industrial Conglomerates	16,254	2,674,464
a	Siemens Energy AG	Electrical Equipment	8,171	293,959
b	Siemens Healthineers AG, 144A	Health Care Equipment & Supplies	4,872	264,544
	Symrise AG	Chemicals	2,730	331,766
a	Talanx AG	Insurance	1,176	49,979
a,b	TeamViewer AG, 144A	Software	3,402	145,661
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	14,742	43,316
a	thyssenkrupp AG	Metals & Mining	9,954	133,192
	Traton SE	Machinery	1,050	28,383
a,d	TUI AG	Hotels, Restaurants & Leisure	15,649	79,282
	Uniper SE	Independent Power and Renewable Electricity Producers	2,436	88,410
	United Internet AG	Diversified Telecommunication Services	2,268	91,163
a	Varta AG	Electrical Equipment	294	43,365
	Volkswagen AG	Automobiles	672	244,207
	Vonovia SE	Real Estate Management & Development	12,222	800,103
	Wacker Chemie AG	Chemicals	336	47,921
a,b	Zalando SE, 144A	Internet & Direct Marketing Retail	3,486	342,681

				31,792,270

	Ireland 1.1%
a	AIB Group PLC	Banks	16,548	43,604
	CRH PLC	Construction Materials	16,926	791,894
a	Flutter Entertainment PLC	Hotels, Restaurants & Leisure	3,528	754,719
	Glanbia PLC	Food Products	4,284	63,995
	Kerry Group	Food Products	3,360	421,359
a	Kingspan Group PLC	Building Products	3,234	274,806
	Smurfit Kappa Group PLC	Containers & Packaging	5,586	262,501

				2,612,878

	Italy 3.4%
	A2A SpA	Multi-Utilities	32,214	58,760
a	Amplifon SpA	Health Care Providers & Services	2,562	95,573
a	Assicurazioni Generali SpA	Insurance	27,300	547,382
a	Atlantia SpA	Transportation Infrastructure	10,584	198,408
a	Banca Mediolanum SpA	Diversified Financial Services	5,544	52,453
	Buzzi Unicem SpA	Construction Materials	2,092	54,510
	Davide Campari-Milano NV	Beverages	10,752	120,707
	DiaSorin SpA	Health Care Equipment & Supplies	504	81,034
	Enel SpA	Electric Utilities	168,042	1,677,365
	Eni SpA	Oil, Gas & Consumable Fuels	53,256	656,838
	Ferrari NV	Automobiles	2,604	545,836
a	FinecoBank Banca Fineco SpA	Banks	13,104	214,923
	Hera SpA	Multi-Utilities	15,036	57,751
b,c	Infrastrutture Wireless Italiane SpA, 144A, Reg S	Diversified Telecommunication Services	6,888	76,907
a	Intesa Sanpaolo SpA	Banks	334,170	907,448
	Italgas Reti SpA	Gas Utilities	10,626	69,125
	Leonardo SpA	Aerospace & Defense	8,526	69,182
a	Mediobanca Banca di Credito Finanziario SpA	Banks	14,616	162,437
a	Moncler SpA	Textiles, Apparel & Luxury Goods	4,116	236,410
a,b	Nexi SpA, 144A	IT Services	9,408	164,531
a,b	Pirelli & C SpA, 144A	Auto Components	9,870	58,024
b,c	Poste Italiane SpA, 144A, Reg S	Insurance	9,702	123,606

212	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Italy (continued)
	Prysmian SpA	Electrical Equipment	5,460	$177,819
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	2,100	113,213
	Snam SpA	Gas Utilities	46,956	260,926
	Telecom Italia SpA/Milano	Diversified Telecommunication Services	231,042	125,236
	Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	129,150	74,438
	Tenaris SA	Energy Equipment & Services	10,206	115,297
	Terna Rete Elettrica Nazionale SpA	Electric Utilities	29,862	225,953
a	UniCredit SpA	Banks	46,116	488,506
	UnipolSai Assicurazioni SpA	Insurance	11,088	33,413

				7,844,011

	Kazakhstan 0.0%†
	KAZ Minerals PLC	Metals & Mining	4,704	56,269

	Luxembourg 0.1%
a	Eurofins Scientific SE	Life Sciences Tools & Services	2,604	249,460
a	RTL Group SA	Media	798	46,857

				296,317

	Netherlands 6.4%
	Aalberts NV	Machinery	2,100	106,623
a,b	ABN AMRO Bank NV, 144A	Banks	8,778	106,882
a,b	Adyen NV, 144A	IT Services	578	1,293,091
	Aegon NV	Insurance	37,926	180,526
	Akzo Nobel NV	Chemicals	4,032	451,514
a	Argenx SE	Biotechnology	1,092	300,835
	ASM International NV	Semiconductors & Semiconductor Equipment	1,050	306,048
	ASML Holding NV	Semiconductors & Semiconductor Equipment	8,610	5,231,693
	ASR Nederland NV	Insurance	2,940	132,030
b,c	Euronext NV, 144A, Reg S	Capital Markets	1,344	135,688
	EXOR NV	Diversified Financial Services	2,268	191,762
a,b	GrandVision NV, 144A	Specialty Retail	1,092	33,754
	Heineken Holding NV	Beverages	2,268	202,317
	Heineken NV	Beverages	5,124	527,668
	IMCD Group NV	Trading Companies & Distributors	1,218	169,634
a	ING Groep NV	Banks	84,252	1,032,990
a	JDE Peet’s BV	Beverages	1,806	66,437
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing	22,890	638,937
	Koninklijke DSM NV	Chemicals	3,738	633,949
	Koninklijke KPN NV	Diversified Telecommunication Services	71,148	241,997
a	Koninklijke Philips NV	Health Care Equipment & Supplies	19,614	1,122,072
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	1,386	69,150
	NN Group NV	Insurance	6,804	333,384
a	QIAGEN NV	Life Sciences Tools & Services	4,746	230,203
	Randstad NV	Professional Services	2,352	165,803
a,b	Signify NV, 144A	Electrical Equipment	2,730	141,049
	Wolters Kluwer NV	Professional Services	5,754	501,249

				14,547,285

	Norway 1.1%
	Aker ASA	Diversified Financial Services	504	38,643
	Aker BP ASA	Oil, Gas & Consumable Fuels	2,394	68,093
a	DNB ASA	Banks	22,050	470,119
	Equinor ASA	Oil, Gas & Consumable Fuels	20,706	405,807
	Gjensidige Forsikring ASA	Insurance	3,654	85,867
	Leroy Seafood Group ASA	Food Products	5,544	47,475

franklintempleton.com	Annual Report	213

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Norway (continued)
	Mowi ASA	Food Products	9,156	$227,603
	Norsk Hydro ASA	Metals & Mining	28,728	184,288
	Orkla ASA	Food Products	16,422	161,289
	Salmar ASA	Food Products	1,134	78,378
b	Scatec ASA, 144A	Independent Power and Renewable Electricity Producers	2,520	76,341
a	Schibsted ASA, A	Media	1,638	68,887
a	Schibsted ASA, B	Media	2,100	75,278
	Telenor ASA	Diversified Telecommunication Services	13,692	241,397
	TOMRA Systems ASA	Commercial Services & Supplies	2,530	109,749
	Yara International ASA	Chemicals	3,612	188,209

				2,527,423

	Poland 0.5%
a,b	Allegro.eu, 144A	Internet & Direct Marketing Retail	8,274	116,519
a	Bank Pekao SA	Banks	3,444	61,636
a	CD Projekt SA	Entertainment	1,386	66,911
	Cyfrowy Polsat SA	Media	5,628	42,160
a,b	Dino Polska SA, 144A	Food & Staples Retailing	1,050	69,344
a	InPost SA	Air Freight & Logistics	4,410	72,387
a	KGHM Polska Miedz SA	Metals & Mining	2,940	141,710
a	LPP SA	Textiles, Apparel & Luxury Goods	25	51,476
	Polski Koncern Naftowy ORLEN SA	Oil, Gas & Consumable Fuels	6,720	108,072
	Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	37,170	56,650
a	Powszechna Kasa Oszczednosci Bank Polski SA	Banks	18,522	153,630
a	Powszechny Zaklad Ubezpieczen SA	Insurance	12,054	104,167
a	Santander Bank Polska SA	Banks	630	34,901

				1,079,563

	Portugal 0.2%
	EDP - Energias de Portugal SA	Electric Utilities	60,690	347,372
	Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	11,298	131,723
	Jeronimo Martins SGPS SA	Food & Staples Retailing	5,334	89,961

				569,056

	Russia 0.1%
	Evraz PLC	Metals & Mining	12,474	99,476
	Polymetal International PLC	Metals & Mining	7,644	149,707

				249,183

	Spain 3.8%
	Acciona SA	Electric Utilities	504	84,647
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	4,868	161,686
a,b	Aena SME SA, 144A	Transportation Infrastructure	1,512	245,766
a	Amadeus IT Group SA	IT Services	9,156	649,752
	Banco Bilbao Vizcaya Argentaria SA	Banks	143,556	746,760
a	Banco Santander SA	Banks	369,394	1,257,728
	Bankinter SA	Banks	14,490	100,818
	CaixaBank SA	Banks	95,102	294,971
b	Cellnex Telecom SA, 144A	Diversified Telecommunication Services	7,308	421,724
	Corporacion Mapfre SA	Insurance	21,714	45,324
	EDP Renovaveis SA	Independent Power and Renewable Electricity Producers	5,208	111,524
	Enagas SA	Gas Utilities	5,376	117,017
	Endesa SA	Electric Utilities	6,762	179,293
	Ferrovial SA	Construction & Engineering	10,229	267,252

214	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Spain (continued)
	Grifols SA	Biotechnology		7,224	$189,590
	Iberdrola SA	Electric Utilities		126,488	1,633,044
	Industria de Diseno Textil SA	Specialty Retail		22,680	749,028
	Inmobiliaria Colonial SA	Equity Real Estate Investment Trusts (REITs	)	7,014	68,051
	Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs	)	7,056	72,314
	Naturgy Energy Group SA	Gas Utilities		6,468	158,878
	Red Electrica Corp. SA	Electric Utilities		9,240	163,983
	Repsol SA	Oil, Gas & Consumable Fuels		29,475	365,819
	Siemens Gamesa Renewable Energy SA	Electrical Equipment		4,788	185,702
	Telefonica SA	Diversified Telecommunication Services		103,320	463,506
	Zardoya Otis SA	Machinery		3,906	25,019

					8,759,196

	Sweden 5.9%
a	Alfa Laval AB	Machinery		6,720	203,536
	Assa Abloy AB, B	Building Products		19,824	570,864
	Atlas Copco AB	Machinery		8,106	422,677
	Atlas Copco AB, A	Machinery		13,608	829,941
	Boliden AB	Metals & Mining		5,880	218,570
	Castellum AB	Real Estate Management & Development		5,838	129,000
	Electrolux AB, B	Household Durables		4,956	137,713
	Elekta AB, B	Health Care Equipment & Supplies		7,686	99,863
	Epiroc AB, A	Machinery		13,398	304,042
	Epiroc AB, B	Machinery		8,064	168,333
	EQT AB	Capital Markets		4,410	145,460
	Ericsson, B	Communications Equipment		64,680	857,448
	Essity AB, B	Household Products		13,062	413,456
b,c	Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure		3,444	508,127
a	Fastighets AB Balder, B	Real Estate Management & Development		2,184	108,394
	Getinge AB, B	Health Care Equipment & Supplies		4,830	134,378
a	Hennes & Mauritz AB, B	Specialty Retail		18,858	425,675
	Hexagon AB, B	Electronic Equipment, Instruments & Components		5,502	508,520
	Holmen AB, B	Paper & Forest Products		2,100	92,372
	Husqvarna AB, A	Household Durables		546	7,893
	Husqvarna AB, B	Household Durables		8,736	126,084
	ICA Gruppen AB	Food & Staples Retailing		1,638	80,243
a	Industrivarden AB, A	Diversified Financial Services		4,494	165,606
a	Industrivarden AB, C	Diversified Financial Services		3,612	126,971
a	Indutrade AB	Trading Companies & Distributors		6,048	139,885
	Investment AB Latour, B	Industrial Conglomerates		3,108	80,657
	Investor AB, A	Diversified Financial Services		2,856	226,906
	Investor AB, B	Diversified Financial Services		9,786	781,865
	Kinnevik AB, A	Diversified Financial Services		336	17,424
	Kinnevik AB, B	Diversified Financial Services		5,124	249,607
a	L E Lundbergforetagen AB, B	Diversified Financial Services		1,596	87,305
	Lifco AB, B	Industrial Conglomerates		966	89,991
	Lundin Energy AB	Oil, Gas & Consumable Fuels		4,116	129,577
	Nibe Industrier AB	Building Products		6,468	200,949
a	Saab AB, B	Aerospace & Defense		2,016	55,279
	Sagax AB, B	Real Estate Management & Development		3,738	80,967
	Sagax AB, D	Real Estate Management & Development		2,520	9,353
a	Sandvik AB	Machinery		23,184	634,639
	Securitas AB, B	Commercial Services & Supplies		6,720	114,489
a,b,c	Sinch AB, 144A, Reg S	Software		966	170,230
a	Skandinaviska Enskilda Banken AB, A	Banks		31,038	379,059
a	Skandinaviska Enskilda Banken AB, C	Banks		462	5,650

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STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Sweden (continued)
	Skanska AB, B	Construction & Engineering	7,644	$192,058
	SKF AB, B	Machinery	8,232	234,409
a	Svenska Cellulosa AB, A	Paper & Forest Products	504	8,997
a	Svenska Cellulosa AB, B	Paper & Forest Products	12,768	226,391
a	Svenska Handelsbanken AB, A	Banks	32,004	348,301
a	Svenska Handelsbanken AB, B	Banks	798	9,778
	Sweco AB, B	Construction & Engineering	4,200	68,713
a	Swedbank AB, A	Banks	21,588	381,170
	Swedish Match AB	Tobacco	3,234	252,968
a	Swedish Orphan Biovitrum AB	Biotechnology	3,780	60,562
	Tele2 AB, B	Wireless Telecommunication Services	11,424	154,394
	Telefonaktiebolaget LM Ericsson, A	Communications Equipment	798	10,840
	Telia Co. AB	Diversified Telecommunication Services	55,356	240,253
a	Trelleborg AB, B	Machinery	5,250	133,715
a	Volvo AB, A	Machinery	4,368	111,752
a	Volvo AB, B	Machinery	32,466	822,796

				13,496,095

	Switzerland 14.4%
	ABB Ltd.	Electrical Equipment	36,582	1,110,112
	Adecco Group AG	Professional Services	3,318	224,361
a	Alcon Inc.	Health Care Equipment & Supplies	10,080	708,808
	Baloise Holding AG	Insurance	966	165,046
	Banque Cantonale Vaudoise	Banks	588	57,604
	Barry Callebaut AG	Food Products	69	156,600
	BKW AG	Electric Utilities	378	41,288
	Chocoladefabriken Lindt & Spruengli AG	Food Products	44	385,698
	Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	11,004	1,060,939
	Clariant AG	Chemicals	4,830	97,816
a	Coca-Cola HBC AG	Beverages	4,158	132,520
	Credit Suisse Group AG	Capital Markets	52,122	548,385
	DKSH Holding AG	Professional Services	756	58,277
	EMS-Chemie Holding AG	Chemicals	168	150,658
a	Flughafen Zurich AG	Transportation Infrastructure	420	69,305
	Geberit AG	Building Products	776	496,033
	Georg Fischer AG	Machinery	89	119,436
	Givaudan AG	Chemicals	201	777,817
	Helvetia Holding AG	Insurance	756	89,163
	Julius Baer Group Ltd.	Capital Markets	4,662	299,390
	Kuehne + Nagel International AG	Marine	1,092	312,928
	LafargeHolcim Ltd., B	Construction Materials	11,004	649,378
	Logitech International SA	Technology Hardware, Storage & Peripherals	3,150	331,819
	Lonza Group AG	Life Sciences Tools & Services	1,596	896,060
	Nestle SA	Food Products	60,144	6,731,731
	Novartis AG	Pharmaceuticals	45,738	3,925,260
	OC Oerlikon Corp. AG	Machinery	4,158	48,289
	Partners Group Holding AG	Capital Markets	484	620,717
	PSP Swiss Property AG	Real Estate Management & Development	924	113,101
	Roche Holding AG	Pharmaceuticals	588	201,800
	Roche Holding AG	Pharmaceuticals	15,036	4,879,930
	Schindler Holding AG	Machinery	420	120,848
	Schindler Holding AG, PC	Machinery	882	260,153
	SGS SA	Professional Services	126	358,929
	SIG Combibloc Group AG	Containers & Packaging	6,888	159,987
	Sika AG	Chemicals	2,982	855,485
a	Sonova Holding AG	Health Care Equipment & Supplies	1,134	301,709

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Switzerland (continued)
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment		13,608	$519,628
	Straumann Holding AG	Health Care Equipment & Supplies		218	273,094
	Sulzer AG	Machinery		378	42,694
	Swatch Group AG	Textiles, Apparel & Luxury Goods		630	182,008
	Swatch Group AG	Textiles, Apparel & Luxury Goods		966	54,040
	Swiss Life Holding AG	Insurance		672	331,734
	Swiss Prime Site AG	Real Estate Management & Development		1,638	151,678
	Swiss Re AG	Insurance		6,048	597,378
	Swisscom AG	Diversified Telecommunication Services		546	294,132
	Tecan Group AG	Life Sciences Tools & Services		252	112,298
	Temenos AG	Software		1,302	188,213
	UBS Group AG	Capital Markets		73,831	1,148,081
b,c	VAT Group AG, 144A, Reg S	Machinery		546	153,621
	Vifor Pharma AG	Pharmaceuticals		1,092	149,270
	Zurich Insurance Group AG	Insurance		3,217	1,378,885

					33,094,134

	United Arab Emirates 0.0%†
a,d	NMC Health PLC	Health Care Providers & Services		1,159	—

	United Kingdom 21.7%
	3i Group PLC	Capital Markets		20,454	325,522
	Admiral Group PLC	Insurance		4,452	190,477
	Anglo American PLC	Metals & Mining		26,502	1,039,355
	Antofagasta PLC	Metals & Mining		7,434	173,338
	Ashmore Group PLC	Capital Markets		9,786	52,846
	Ashtead Group PLC	Trading Companies & Distributors		9,660	576,699
a	Associated British Foods PLC	Food Products		7,476	249,099
	AstraZeneca PLC	Pharmaceuticals		28,350	2,834,628
a,b	Auto Trader Group PLC, 144A	Interactive Media & Services		20,076	153,563
b	Avast PLC, 144A	Software		11,970	75,308
	AVEVA Group PLC	Software		2,466	116,428
	Aviva PLC	Insurance		84,546	476,158
	B&M European Value Retail SA	Multiline Retail		19,194	139,772
	BAE Systems PLC	Aerospace & Defense		69,426	483,725
a	Barclays PLC	Banks		372,792	956,263
a	Barratt Developments PLC	Household Durables		21,798	224,598
	Bellway PLC	Household Durables		2,688	126,205
	BHP Group PLC	Metals & Mining		44,898	1,297,455
	BP PLC	Oil, Gas & Consumable Fuels		427,518	1,737,984
	British American Tobacco PLC	Tobacco		49,182	1,882,337
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	19,908	138,654
a	BT Group PLC	Diversified Telecommunication Services		187,866	401,240
	Bunzl PLC	Trading Companies & Distributors		7,224	231,532
a	Burberry Group PLC	Textiles, Apparel & Luxury Goods		8,610	225,527
a	Centrica PLC	Multi-Utilities		125,454	93,710
a	CNH Industrial NV	Machinery		21,168	328,275
a	Compass Group PLC	Hotels, Restaurants & Leisure		38,430	774,915
b	ConvaTec Group PLC, 144A	Health Care Equipment & Supplies		34,944	94,544
	Croda International PLC	Chemicals		2,898	253,817
	DCC PLC	Industrial Conglomerates		2,142	185,890
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	2,184	97,268
	Diageo PLC	Beverages		49,560	2,044,159
	Direct Line Insurance Group PLC	Insurance		29,778	128,718
a	DS Smith PLC	Containers & Packaging		27,678	155,690
a	easyJet PLC	Airlines		4,746	64,053

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STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
a	Entain PLC	Hotels, Restaurants & Leisure		12,558	$263,013
	Experian PLC	Professional Services		19,446	669,937
	Ferguson PLC	Trading Companies & Distributors		4,830	577,631
	Fresnillo PLC	Metals & Mining		3,990	47,574
	GlaxoSmithKline PLC	Pharmaceuticals		106,512	1,892,776
	Halma PLC	Electronic Equipment, Instruments & Components		8,148	266,880
	Hargreaves Lansdown PLC	Capital Markets		8,190	174,186
	Hikma Pharmaceuticals PLC	Pharmaceuticals		3,570	112,105
a	Hiscox Ltd.	Insurance		7,350	87,251
	HomeServe PLC	Commercial Services & Supplies		6,006	99,521
a	Howden Joinery Group PLC	Trading Companies & Distributors		12,096	122,329
a	HSBC Holdings PLC	Banks		440,286	2,570,783
	IMI PLC	Machinery		5,880	108,223
	Imperial Brands PLC	Tobacco		20,286	417,590
a	Informa PLC	Media		32,340	249,780
a	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		3,948	270,991
	Intermediate Capital Group PLC	Capital Markets		6,006	152,637
a	International Consolidated Airlines Group SA	Airlines		24,020	65,717
	Intertek Group PLC	Professional Services		3,486	269,436
a	ITV PLC	Media		79,674	132,076
	J Sainsbury PLC	Food & Staples Retailing		35,406	118,460
a	JD Sports Fashion PLC	Specialty Retail		9,870	112,291
	Johnson Matthey PLC	Chemicals		4,074	169,358
a	Kingfisher PLC	Specialty Retail		45,402	199,387
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	15,414	146,762
	Legal & General Group PLC	Insurance		127,470	490,854
a	Lloyds Banking Group PLC	Banks		1,517,124	890,333
	London Stock Exchange Group PLC	Capital Markets		7,812	748,008
	M&G PLC	Diversified Financial Services		56,280	161,045
a	Meggitt PLC	Aerospace & Defense		17,010	112,040
a	Melrose Industries PLC	Electrical Equipment		103,278	237,820
	Mondi PLC	Paper & Forest Products		10,458	266,935
	National Grid PLC	Multi-Utilities		76,356	910,210
a	Natwest Group PLC	Banks		97,314	263,493
a	Next PLC	Multiline Retail		2,730	296,279
a	Ocado Group PLC	Internet & Direct Marketing Retail		10,458	293,628
	Pearson PLC	Media		16,170	172,142
	Pennon Group PLC	Water Utilities		9,072	122,037
	Persimmon PLC	Household Durables		6,804	275,992
	Phoenix Group Holdings PLC	Insurance		11,634	117,850
	Prudential PLC	Insurance		56,448	1,199,762
b	Quilter PLC, 144A	Capital Markets		37,674	83,088
	Reckitt Benckiser Group PLC	Household Products		13,608	1,219,997
	RELX PLC	Professional Services		40,068	1,005,577
a	Renishaw PLC	Electronic Equipment, Instruments & Components		756	66,860
a	Rentokil Initial PLC	Commercial Services & Supplies		39,900	266,662
a	Rightmove PLC	Interactive Media & Services		18,900	151,816
a	Rolls-Royce Holdings PLC	Aerospace & Defense		161,028	233,945
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		88,746	1,731,098
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels		79,842	1,470,610
	RSA Insurance Group PLC	Insurance		22,386	210,334
	Schroders PLC	Capital Markets		2,394	115,605
	Segro PLC	Equity Real Estate Investment Trusts (REITs	)	25,620	331,422
	Severn Trent PLC	Water Utilities		5,082	161,688
	Smith & Nephew PLC	Health Care Equipment & Supplies		18,900	359,332
	Smiths Group PLC	Industrial Conglomerates		8,484	179,970

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
	Spirax-Sarco Engineering PLC	Machinery	1,596	$251,028
	SSE PLC	Electric Utilities	22,428	450,234
	St. James’s Place Capital PLC	Capital Markets	11,466	201,542
a	Standard Chartered PLC	Banks	55,692	383,807
	Standard Life Aberdeen PLC	Capital Markets	46,074	184,285
	Tate & Lyle PLC	Food Products	10,206	108,031
a	Taylor Wimpey PLC	Household Durables	78,750	196,061
	TechnipFMC PLC	Energy Equipment & Services	10,038	76,850
	Tesco PLC	Food & Staples Retailing	164,728	520,120
	The Berkeley Group Holdings PLC	Household Durables	2,478	151,765
	The Sage Group PLC	Software	23,772	200,988
a	THG PLC	Internet & Direct Marketing Retail	13,314	114,533
a	Travis Perkins PLC	Trading Companies & Distributors	5,460	116,124
	Unilever PLC	Personal Products	54,894	3,071,904
	United Utilities Group PLC	Water Utilities	14,574	186,158
	Vodafone Group PLC	Wireless Telecommunication Services	576,744	1,049,414
a	Weir Group PLC	Machinery	5,544	135,924
a	Whitbread PLC	Hotels, Restaurants & Leisure	4,368	206,469
	William Morrison Supermarkets PLC	Food & Staples Retailing	47,208	118,835
	WPP PLC	Media	25,536	324,346

				49,821,296

	Total Common Stocks and Other Equity Interests (Cost $185,419,193)			226,046,608

	Preferred Stocks 1.1%
	Germany 1.1%
e	Bayerische Motoren Werke AG, 3.714%, pfd.	Automobiles	1,218	97,128
e	Fuchs Petrolub SE, 2.375%, pfd.	Chemicals	1,470	70,559
e	Henkel AG & Co. KGaA, 1.930%, pfd.	Household Products	3,780	425,871
e	Porsche Automobil Holding SE, 2.444%, pfd.	Automobiles	3,318	352,606
e	Sartorius AG, 0.085%, pfd.	Health Care Equipment & Supplies	756	377,801
e	Volkswagen AG, 2.037%, pfd.	Automobiles	3,948	1,107,124

	Total Preferred Stocks (Cost $1,534,552)			2,431,089

	Rights 0.0%†
	Italy 0.0%†
a	Snam SpA, rts., 4/7/21	Gas Utilities	50,310	—

	Total Investments before Short Term Investments (Cost $186,953,745)			228,477,697

	Short Term Investments 0.0%†
	Investments from Cash Collateral Received for Loaned Securities 0.0%†
	United States 0.0%†
f,g	Institutional Fiduciary Trust Portfolio, 0.01%	Money Market Funds	64,200	64,200

	Total Investments (Cost $187,017,945) 99.7%			228,541,897
	Other Assets, less Liabilities 0.3%			584,530

	Net Assets 100.0%			$229,126,427

See abbreviation on page 355.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $7,496,083, representing 3.3% of net assets.

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STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $2,250,970, representing 1.0% of net assets.

dA portion or all of the security is on loan at March 31, 2021. See Note 1(d).

eVariable rate security. The rate shown represents the yield at period end.

fThe rate shown is the annualized seven-day effective yield at period end.

gSee Note 3(c) regarding investments in affiliated management investment companies.

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
EURO STOXX 50 Index	Long	7	$318,060	6/18/21	$6,872
FTSE 100 Index	Long	4	368,628	6/18/21	(1,688)

Total Futures Contracts					$5,184

*As of period end.

See Note 8 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Europe Hedged ETF

	Year Ended March 31,

	2021	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$19.15	$22.81	$23.88	$25.05

Income from investment operations[b]:

Net investment income[c]	0.59	0.73	0.79	0.25

Net realized and unrealized gains (losses)	6.45	(2.92)	0.62	(1.40)

Total from investment operations	7.04	(2.19)	1.41	(1.15)

Less distributions from:

Net investment income	(0.47)	(1.47)	(0.38)	(0.02)

Net realized gains	—	—	(2.10)	—[d]

Total distributions	(0.47)	(1.47)	(2.48)	(0.02)

Net asset value, end of year	$25.72	$19.15	$22.81	$23.88

Total return[e]	36.92%	(10.67)%	6.98%	(4.61)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%	0.09%	0.09%	—%

Net investment income	2.58%	3.10%	3.28%	2.47%

Supplemental data

Net assets, end of year (000’s)	$15,429	$3,831	$4,563	$33,428

Portfolio turnover rate[g]	12.87%[h]	14.81%[h]	26.81%	5.33%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.001 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	12.87%	14.81%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin FTSE Europe Hedged ETF

		Industry		Shares	Value
	Common Stocks and Other Equity Interests 98.4%
	Australia 1.2%
a	Glencore PLC	Metals & Mining		15,642	$61,345
	Rio Tinto PLC	Metals & Mining		1,575	120,603

					181,948

	Austria 0.4%
a	ams AG	Semiconductors & Semiconductor Equipment		368	7,367
	Andritz AG	Machinery		102	4,596
a	Erste Group Bank AG	Banks		416	14,140
	OMV AG	Oil, Gas & Consumable Fuels		210	10,677
a	Raiffeisen Bank International AG	Banks		183	4,029
	Telekom Austria AG	Diversified Telecommunication Services		192	1,516
	Verbund AG	Electric Utilities		97	7,068
	Voestalpine AG	Metals & Mining		165	6,851

					56,244

	Belgium 1.5%
	Ackermans & van Haaren NV	Diversified Financial Services		33	5,259
	Ageas SA/NV	Insurance		260	15,756
	Anheuser-Busch InBev SA/NV	Beverages		1,205	76,123
	Colruyt SA	Food & Staples Retailing		73	4,364
	Elia Group SA/NV	Electric Utilities		53	5,849
a	Galapagos NV	Biotechnology		72	5,595
	Groupe Bruxelles Lambert SA	Diversified Financial Services		156	16,182
a	KBC Groep NV	Banks		398	29,002
	Proximus SADP	Diversified Telecommunication Services		201	4,384
	Sofina SA	Diversified Financial Services		23	7,799
	Solvay SA	Chemicals		99	12,357
	Telenet Group Holding NV	Media		66	2,682
	UCB SA	Pharmaceuticals		176	16,780
	Umicore SA	Chemicals		297	15,788
	Warehouses De Pauw CVA	Equity Real Estate Investment Trusts (REITs	)	198	6,558

					224,478

	China 0.4%
a	Prosus NV	Internet & Direct Marketing Retail		627	69,859

	Denmark 3.6%
	Ambu AS, B	Health Care Equipment & Supplies		254	11,958
	AP Moeller-Maersk A/S, B	Marine		8	18,628
	AP Moller—Maersk A/S, A	Marine		6	13,094
	Carlsberg AS, B	Beverages		144	22,178
a	Chr. Hansen Holding AS	Chemicals		147	13,390
	Coloplast AS, B	Health Care Equipment & Supplies		193	29,091
	Danske Bank AS	Banks		956	17,933
	DSV Panalpina A/S	Air Freight & Logistics		292	57,427
a	Genmab A/S	Biotechnology		86	28,363
	GN Store Nord AS	Health Care Equipment & Supplies		189	14,916
	H. Lundbeck AS	Pharmaceuticals		87	2,979
	Novo Nordisk AS, B	Pharmaceuticals		2,341	158,984
	Novozymes AS	Chemicals		293	18,813
	Orsted AS	Electric Utilities		273	44,199
	Pandora AS	Textiles, Apparel & Luxury Goods		138	14,821
	Rockwool International AS, B	Building Products		9	3,803
	SimCorp A/S	Software		57	7,076
	Tryg AS	Insurance		455	10,757
	Vestas Wind Systems AS	Electrical Equipment		291	59,874

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Denmark (continued)
a	William Demant Holding AS	Health Care Equipment & Supplies		150	$6,369

					554,653

	Finland 2.1%
	Elisa OYJ	Diversified Telecommunication Services		204	12,261
b	Fortum OYJ, Reg S	Electric Utilities		626	16,745
	Huhtamaki OYJ	Containers & Packaging		132	5,982
	Kesko OYJ	Food & Staples Retailing		384	11,770
	Kojamo Oyj	Real Estate Management & Development		276	5,411
	Kone OYJ, B	Machinery		569	46,585
	Metso Outotec Oyj	Machinery		861	9,618
	Neste Oil OYJ	Oil, Gas & Consumable Fuels		603	32,076
a	Nokia OYJ, A	Communications Equipment		8,142	32,579
	Nokian Renkaat OYJ	Auto Components		192	6,968
	Nordea Bank Abp	Banks		4,914	48,577
	Orion OYJ	Pharmaceuticals		144	5,783
	Sampo OYJ, A	Insurance		733	33,142
	Stora Enso OYJ, R	Paper & Forest Products		834	15,590
	UPM-Kymmene OYJ	Paper & Forest Products		773	27,828
	Wartsila OYJ ABP	Machinery		687	7,214

					318,129

	France 16.4%
a	Accor SA	Hotels, Restaurants & Leisure		270	10,205
a	Adevinta ASA, B	Interactive Media & Services		318	4,690
a	Aeroports de Paris SA	Transportation Infrastructure		43	5,150
	Air Liquide SA	Chemicals		674	110,347
a	Airbus SE	Aerospace & Defense		804	91,225
c	ALD SA, 144A	Road & Rail		117	1,716
a	Alstom SA	Machinery		394	19,690
a	Amundi SA	Capital Markets		84	6,733
a	ArcelorMittal SA	Metals & Mining		1,022	29,584
	Arkema SA	Chemicals		96	11,661
a	Atos SE	IT Services		135	10,554
	AXA SA	Insurance		2,790	75,042
	Biomerieux	Health Care Equipment & Supplies		60	7,651
a	BNP Paribas SA	Banks		1,570	95,730
	Bollore	Entertainment		1,466	7,095
	Bouygues SA	Construction & Engineering		303	12,176
a	Bureau Veritas SA	Professional Services		418	11,923
	Capgemini SE	IT Services		228	38,882
	Carrefour SA	Food & Staples Retailing		844	15,321
a	Casino Guichard-Perrachon SA	Food & Staples Retailing		81	2,707
	Cie Generale des Etablissements Michelin SCA	Auto Components		254	38,107
a	CNP Assurances	Insurance		207	3,944
a	Compagnie de Saint-Gobain	Building Products		692	40,926
	Covivio	Equity Real Estate Investment Trusts (REITs	)	72	6,177
a	Credit Agricole SA	Banks		1,692	24,549
	Danone SA	Food Products		869	59,748
a	Dassault Aviation SA	Aerospace & Defense		3	3,346
	Dassault Systemes	Software		191	40,946
	Edenred	IT Services		357	18,688
a	EDF SA	Electric Utilities		757	10,178
a	Eiffage SA	Construction & Engineering		110	11,036
a	Engie SA	Multi-Utilities		2,401	34,159
	EssilorLuxottica SA	Textiles, Apparel & Luxury Goods		428	69,845

franklintempleton.com	Annual Report	223

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STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
a	Eurazeo SE	Diversified Financial Services		63	$4,805
a	Faurecia SE	Auto Components		174	9,291
	Gecina SA	Equity Real Estate Investment Trusts (REITs	)	75	10,349
a	Getlink SE	Transportation Infrastructure		671	10,315
	Hermes International	Textiles, Apparel & Luxury Goods		45	49,927
	ICADE	Equity Real Estate Investment Trusts (REITs	)	45	3,298
	Iliad SA	Diversified Telecommunication Services		21	4,001
	Imerys SA	Construction Materials		54	2,635
	Ipsen SA	Pharmaceuticals		48	4,127
a	JCDecaux SA	Media		105	2,653
	Kering SA	Textiles, Apparel & Luxury Goods		108	74,712
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	267	6,240
	L’Oreal SA	Personal Products		348	133,663
	La Francaise des Jeux SAEM	Hotels, Restaurants & Leisure		126	5,741
	Legrand SA	Electrical Equipment		387	36,078
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		361	241,035
a	Natixis SA	Capital Markets		1,188	5,700
a,c	Neoen SA, 144A	Independent Power and Renewable Electricity Producers		36	1,809
	Orange SA	Diversified Telecommunication Services		2,772	34,225
a	Orpea	Health Care Providers & Services		69	8,012
	Pernod Ricard SA	Beverages		301	56,620
	Plastic Omnium SA	Auto Components		75	2,754
	Publicis Groupe	Media		322	19,694
	Remy Cointreau SA	Beverages		36	6,664
a	Renault SA	Automobiles		269	11,676
a	Rexel SA	Trading Companies & Distributors		447	8,879
	Rubis SCA	Gas Utilities		135	6,410
a	Safran SA	Aerospace & Defense		467	63,696
	Sanofi	Pharmaceuticals		1,580	156,450
	Sartorius Stedim Biotech	Life Sciences Tools & Services		35	14,447
	Schneider Electric SE	Electrical Equipment		763	116,802
a	SCOR SE	Insurance		222	7,593
	SEB SA	Household Durables		42	7,424
a	Societe Generale SA	Banks		1,122	29,426
a	Sodexo SA	Hotels, Restaurants & Leisure		128	12,303
a	SOITEC	Semiconductors & Semiconductor Equipment		30	6,146
	Suez SA	Multi-Utilities		544	11,547
a	Technip Energies NV	Energy Equipment & Services		129	1,963
	Teleperformance	Professional Services		84	30,684
	Thales SA	Aerospace & Defense		146	14,537
	Total SE	Oil, Gas & Consumable Fuels		3,517	164,411
a	Ubisoft Entertainment SA	Entertainment		135	10,294
a	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	6	482
a	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	192	15,421
	Valeo SA	Auto Components		350	11,917
	Veolia Environnement SA	Multi-Utilities		729	18,729
	Vinci SA	Construction & Engineering		655	67,252
	Vivendi SA	Entertainment		1,132	37,252
	Wendel SE	Diversified Financial Services		39	4,854
a,b	Worldline SA, Reg S	IT Services		352	29,555

					2,524,229

	Germany 13.9%
	1&1 Drillisch AG	Wireless Telecommunication Services		66	1,859
a	Adidas AG	Textiles, Apparel & Luxury Goods		279	87,289
	Allianz SE	Insurance		595	151,784

224	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
	Aroundtown SA	Real Estate Management & Development	1,742	$12,428
	BASF SE	Chemicals	1,328	110,567
	Bayer AG	Pharmaceuticals	1,426	90,436
	Bayerische Motoren Werke AG	Automobiles	466	48,454
	Bechtle AG	IT Services	39	7,329
	Beiersdorf AG	Personal Products	146	15,461
	Brenntag AG	Trading Companies & Distributors	225	19,251
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	54	8,155
a	Commerzbank AG	Banks	1,545	9,493
a	Continental AG	Auto Components	157	20,796
	Covestro AG	Chemicals	262	17,657
a	CTS Eventim AG & Co. KGaA	Entertainment	84	4,881
	Daimler AG	Automobiles	1,192	106,487
a	Delivery Hero SE	Internet & Direct Marketing Retail	215	27,922
a	Deutsche Bank AG	Capital Markets	2,966	35,515
	Deutsche Boerse AG	Capital Markets	266	44,300
a	Deutsche Lufthansa AG	Airlines	423	5,620
	Deutsche Post AG	Air Freight & Logistics	1,417	77,807
	Deutsche Telekom AG	Diversified Telecommunication Services	4,683	94,502
	Deutsche Wohnen AG	Real Estate Management & Development	503	23,517
c	DWS Group GmbH & Co. KGaA, 144A	Capital Markets	51	2,210
	E.ON SE	Multi-Utilities	3,141	36,636
	Evonik Industries AG	Chemicals	283	10,032
	Evotec SE	Life Sciences Tools & Services	207	7,479
a	Fielmann AG	Specialty Retail	33	2,639
a	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	51	3,108
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	283	20,861
	Fresenius SE and Co. KGaA	Health Care Providers & Services	585	26,113
	Fuchs Petrolub SE	Chemicals	51	2,056
	GEA Group AG	Machinery	237	9,735
	Hannover Rueck SE	Insurance	87	15,931
	HeidelbergCement AG	Construction Materials	216	19,664
a	Hella GmbH & Co. KGaA	Auto Components	68	3,822
a	HelloFresh SE	Internet & Direct Marketing Retail	214	15,996
	Henkel AG & Co. KGaA	Household Products	149	14,789
	Hochtief AG	Construction & Engineering	27	2,421
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	1,887	80,184
a,b,c	Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail	173	15,963
	KION Group AG	Machinery	111	10,985
	Knorr-Bremse AG	Machinery	96	12,007
	Lanxess AG	Chemicals	120	8,866
	LEG Immobilien AG	Real Estate Management & Development	105	13,841
	Merck KGaA	Pharmaceuticals	188	32,215
	METRO AG	Food & Staples Retailing	183	1,938
	MTU Aero Engines AG	Aerospace & Defense	77	18,163
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	203	62,653
	Nemetschek AG	Software	78	4,987
a	Osram Licht AG	Electrical Equipment	42	2,624
a	ProSiebenSat.1 Media SE	Media	222	4,549
a	Puma SE	Textiles, Apparel & Luxury Goods	129	12,666
	Rational AG	Machinery	6	4,672
	Rheinmetall AG	Industrial Conglomerates	65	6,601
	RWE AG	Multi-Utilities	914	35,901
	SAP SE	Software	1,627	199,673

franklintempleton.com	Annual Report	225

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
b	Scout24 AG, Reg S	Interactive Media & Services	145	$11,026
	Siemens AG	Industrial Conglomerates	1,090	179,351
a	Siemens Energy AG	Electrical Equipment	547	19,679
	Siemens Healthineers AG	Health Care Equipment & Supplies	326	17,701
	Symrise AG	Chemicals	183	22,239
a	Talanx AG	Insurance	75	3,187
a	TeamViewer AG	Software	230	9,848
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	903	2,653
a	thyssenkrupp AG	Metals & Mining	689	9,219
	Traton SE	Machinery	72	1,946
a	TUI AG	Hotels, Restaurants & Leisure	1,021	5,173
	Uniper SE	Independent Power and Renewable Electricity Producers	159	5,771
	United Internet AG	Diversified Telecommunication Services	156	6,270
a	Varta AG	Electrical Equipment	21	3,098
	Volkswagen AG	Automobiles	47	17,080
	Vonovia SE	Real Estate Management & Development	821	53,746
	Wacker Chemie AG	Chemicals	21	2,995
a	Zalando SE	Internet & Direct Marketing Retail	235	23,101

				2,137,573

	Ireland 1.1%
a	AIB Group PLC	Banks	1,056	2,783
	CRH PLC	Construction Materials	1,138	53,242
a	Flutter Entertainment PLC	Hotels, Restaurants & Leisure	237	50,700
	Glanbia PLC	Food Products	298	4,452
	Kerry Group	Food Products	223	27,965
	Kingspan Group PLC	Building Products	219	18,609
	Smurfit Kappa Group PLC	Containers & Packaging	376	17,669

				175,420

	Italy 3.4%
	A2A SpA	Multi-Utilities	2,145	3,913
a	Amplifon SpA	Health Care Providers & Services	171	6,379
a	Assicurazioni Generali SpA	Insurance	1,833	36,753
a	Atlantia SpA	Transportation Infrastructure	720	13,497
a	Banca Mediolanum SpA	Diversified Financial Services	369	3,491
	Buzzi Unicem SpA	Construction Materials	139	3,622
	Davide Campari-Milano NV	Beverages	711	7,982
	DiaSorin SpA	Health Care Equipment & Supplies	33	5,306
	Enel SpA	Electric Utilities	11,275	112,545
	Eni SpA	Oil, Gas & Consumable Fuels	3,591	44,290
	Ferrari NV	Automobiles	176	36,892
a	FinecoBank Banca Fineco SpA	Banks	884	14,499
	Hera SpA	Multi-Utilities	972	3,733
b	Infrastrutture Wireless Italiane SpA, Reg S	Diversified Telecommunication Services	465	5,192
a	Intesa Sanpaolo SpA	Banks	22,515	61,140
	Italgas Reti SpA	Gas Utilities	711	4,625
	Leonardo SpA	Aerospace & Defense	549	4,455
a	Mediobanca Banca di Credito Finanziario SpA	Banks	998	11,091
a	Moncler SpA	Textiles, Apparel & Luxury Goods	278	15,967
a	Nexi SpA	IT Services	639	11,175
a	Pirelli & C SpA	Auto Components	633	3,721
b	Poste Italiane SpA, Reg S	Insurance	651	8,294
	Prysmian SpA	Electrical Equipment	372	12,115

226	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Italy (continued)
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	138	$7,440
	Snam SpA	Gas Utilities	3,166	17,593
a	Snam SpA, rts., 4/7/21	Gas Utilities	2,070	—
	Telecom Italia SpA/Milano	Diversified Telecommunication Services	15,108	8,189
	Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	8,511	4,905
	Tenaris SA	Energy Equipment & Services	660	7,456
	Terna Rete Elettrica Nazionale SpA	Electric Utilities	2,033	15,383
a	UniCredit SpA	Banks	3,099	32,828
	UnipolSai Assicurazioni SpA	Insurance	717	2,161

				526,632

	Kazakhstan 0.0%†
	KAZ Minerals PLC	Metals & Mining	309	3,696

	Luxembourg 0.1%
a	Eurofins Scientific SE	Life Sciences Tools & Services	176	16,860
a	RTL Group SA	Media	54	3,171

				20,031

	Netherlands 6.3%
	Aalberts NV	Machinery	135	6,854
a	ABN AMRO Bank NV	Banks	585	7,123
a	Adyen NV	IT Services	39	87,250
	Aegon NV	Insurance	2,589	12,324
	Akzo Nobel NV	Chemicals	273	30,571
a	Argenx SE	Biotechnology	24	6,612
a	Argenx SE	Biotechnology	50	13,774
	ASM International NV	Semiconductors & Semiconductor Equipment	69	20,112
	ASML Holding NV	Semiconductors & Semiconductor Equipment	579	351,818
	ASR Nederland NV	Insurance	206	9,251
b	Euronext NV, Reg S	Capital Markets	87	8,783
	EXOR NV	Diversified Financial Services	153	12,936
a	Grandvision NV	Specialty Retail	72	2,226
	Heineken Holding NV	Beverages	155	13,827
	Heineken NV	Beverages	345	35,528
	IMCD Group NV	Trading Companies & Distributors	81	11,281
	ING Groep NV	Banks	5,660	69,396
a	JDE Peet’s BV	Beverages	117	4,304
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing	1,538	42,931
	Koninklijke DSM NV	Chemicals	250	42,399
	Koninklijke KPN NV	Diversified Telecommunication Services	4,812	16,367
a	Koninklijke Philips NV	Health Care Equipment & Supplies	1,320	75,514
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	90	4,490
	NN Group NV	Insurance	455	22,294
a	QIAGEN NV	Life Sciences Tools & Services	322	15,618
	Randstad NV	Professional Services	163	11,491
a	Signify NV	Electrical Equipment	180	9,300
	Wolters Kluwer NV	Professional Services	388	33,800

				978,174

	Norway 1.1%
	Aker ASA	Diversified Financial Services	33	2,530
	Aker BP ASA	Oil, Gas & Consumable Fuels	156	4,437
	DNB ASA	Banks	1,485	31,661
	Equinor ASA	Oil, Gas & Consumable Fuels	1,393	27,301
	Gjensidige Forsikring ASA	Insurance	234	5,499

franklintempleton.com	Annual Report	227

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Norway (continued)
	Leroy Seafood Group ASA	Food Products	354	$3,032
	Mowi ASA	Food Products	619	15,387
	Norsk Hydro ASA	Metals & Mining	1,969	12,631
	Orkla ASA	Food Products	1,123	11,030
	Salmar ASA	Food Products	75	5,184
c	Scatec ASA, 144A	Independent Power and Renewable Electricity Producers	168	5,089
a	Schibsted ASA, A	Media	111	4,668
a	Schibsted ASA, B	Media	135	4,839
	Telenor ASA	Diversified Telecommunication Services	923	16,273
	Tomra Systems ASA	Commercial Services & Supplies	165	7,158
	Yara International ASA	Chemicals	244	12,714

				169,433

	Poland 0.5%
a	Allegro.eu	Internet & Direct Marketing Retail	546	7,689
a	Bank Pekao SA	Banks	219	3,919
a	CD Projekt SA	Entertainment	90	4,345
	Cyfrowy Polsat SA	Media	369	2,764
a	Dino Polska SA	Food & Staples Retailing	69	4,557
a	InPost SA	Air Freight & Logistics	285	4,678
a	KGHM Polska Miedz SA	Metals & Mining	199	9,592
a	LPP SA	Textiles, Apparel & Luxury Goods	2	4,118
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	438	7,044
	Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	2,403	3,662
a	Powszechna Kasa Oszczednosci Bank Polski SA	Banks	1,255	10,410
a	Powszechny Zaklad Ubezpieczen SA	Insurance	789	6,818
a	Santander Bank Polska SA	Banks	39	2,161

				71,757

	Portugal 0.2%
	EDP - Energias de Portugal SA	Electric Utilities	4,080	23,353
	Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	738	8,604
	Jeronimo Martins SGPS SA	Food & Staples Retailing	345	5,819

				37,776

	Russia 0.1%
	Evraz PLC	Metals & Mining	816	6,508
	Polymetal International PLC	Metals & Mining	525	10,282

				16,790

	Spain 3.8%

	Acciona SA	Electric Utilities	33	5,542
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	328	10,894
a	Aena SME SA	Transportation Infrastructure	102	16,579
a	Amadeus IT Group SA	IT Services	617	43,785
	Banco Bilbao Vizcaya Argentaria SA	Banks	9,654	50,219
a	Banco Santander SA	Banks	24,825	84,525
	Bankinter SA	Banks	972	6,763
	CaixaBank SA	Banks	6,398	19,846
	Cellnex Telecom SA	Diversified Telecommunication Services	495	28,565
	Corporacion Mapfre SA	Insurance	1,374	2,868
	EDP Renovaveis SA	Independent Power and Renewable Electricity Producers	342	7,324
	Enagas SA	Gas Utilities	830	20,255

228	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Spain (continued)
	Ferrovial SA	Construction & Engineering		690	$18,028
	Grifols SA	Biotechnology		480	12,597
	Iberdrola SA	Electric Utilities		8,513	109,909
	Industria de Diseno Textil SA	Specialty Retail		1,524	50,331
	Inmobiliaria Colonial SA	Equity Real Estate Investment Trusts (REITs	)	459	4,453
	Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs	)	477	4,889
	Naturgy Energy Group SA	Gas Utilities		436	10,710
	Red Electrica Corp. SA	Electric Utilities		615	10,914
	Repsol SA	Oil, Gas & Consumable Fuels		1,978	24,549
	Siemens Gamesa Renewable Energy SA	Electrical Equipment		331	12,838
	Telefonica SA	Diversified Telecommunication Services		6,963	31,237
	Zardoya Otis SA	Machinery		231	1,480

					589,100

	Sweden 5.9%
a	Alfa Laval AB	Machinery		456	13,811
	Assa Abloy AB, B	Building Products		1,330	38,299
	Atlas Copco AB	Machinery		548	28,575
	Atlas Copco AB, A	Machinery		913	55,683
	Boliden AB	Metals & Mining		400	14,869
	Castellum AB	Real Estate Management & Development		399	8,817
	Electrolux AB, B	Household Durables		341	9,475
	Elekta AB, B	Health Care Equipment & Supplies		504	6,548
	Epiroc AB, A	Machinery		902	20,469
	Epiroc AB, B	Machinery		548	11,439
	EQT AB	Capital Markets		285	9,400
	Ericsson, B	Communications Equipment		4,349	57,654
	Essity AB, B	Household Products		881	27,887
b,c	Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure		231	34,082
a	Fastighets AB Balder, B	Real Estate Management & Development		141	6,998
	Getinge AB, B	Health Care Equipment & Supplies		332	9,237
a	Hennes & Mauritz AB, B	Specialty Retail		1,271	28,690
	Hexagon AB, B	Electronic Equipment, Instruments & Components		370	34,197
	Holmen AB, B	Paper & Forest Products		138	6,070
	Husqvarna AB, A	Household Durables		36	520
	Husqvarna AB, B	Household Durables		576	8,313
	ICA Gruppen AB	Food & Staples Retailing		111	5,438
a	Industrivarden AB, A	Diversified Financial Services		307	11,313
a	Industrivarden AB, C	Diversified Financial Services		247	8,683
a	Indutrade AB	Trading Companies & Distributors		396	9,159
	Investment AB Latour, B	Industrial Conglomerates		204	5,294
	Investor AB, A	Diversified Financial Services		195	15,493
	Investor AB, B	Diversified Financial Services		658	52,572
a	Kinnevik AB, A	Diversified Financial Services		21	1,089
a	Kinnevik AB, B	Diversified Financial Services		349	17,001
a	L E Lundbergforetagen AB, B	Diversified Financial Services		105	5,744
	Lifco AB, B	Industrial Conglomerates		68	6,335
	Lundin Energy AB	Oil, Gas & Consumable Fuels		267	8,405
	Nibe Industrier AB	Building Products		438	13,608
a	Saab AB, B	Aerospace & Defense		129	3,537
	Sagax AB, B	Real Estate Management & Development		243	5,264
	Sagax AB, D	Real Estate Management & Development		165	612
a	Sandvik AB	Machinery		1,561	42,731
	Securitas AB, B	Commercial Services & Supplies		459	7,820
a,b	Sinch AB, Reg S	Software		63	11,102
a	Skandinaviska Enskilda Banken AB, A	Banks		2,083	25,439

franklintempleton.com	Annual Report	229

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Sweden (continued)
a	Skandinaviska Enskilda Banken AB, C	Banks	30	$367
	Skanska AB, B	Construction & Engineering	522	13,115
	SKF AB, B	Machinery	560	15,946
a	Svenska Cellulosa AB, A	Paper & Forest Products	36	643
a	Svenska Cellulosa AB, B	Paper & Forest Products	862	15,284
	Svenska Handelsbanken AB, A	Banks	2,153	23,431
	Svenska Handelsbanken AB, B	Banks	60	735
	Sweco AB, B	Construction & Engineering	282	4,614
	Swedbank AB, A	Banks	1,454	25,673
	Swedish Match AB	Tobacco	219	17,130
a	Swedish Orphan Biovitrum AB	Biotechnology	252	4,037
	Tele2 AB, B	Wireless Telecommunication Services	759	10,258
	Telefonaktiebolaget LM Ericsson, A	Communications Equipment	45	611
	Telia Co. AB	Diversified Telecommunication Services	3,725	16,167
a	Trelleborg AB, B	Machinery	360	9,169
a	Volvo AB, A	Machinery	304	7,778
a	Volvo AB, B	Machinery	2,189	55,477

				908,107

	Switzerland 14.4%
	ABB Ltd.	Electrical Equipment	2,466	74,833
	Adecco Group AG	Professional Services	226	15,282
a	Alcon Inc.	Health Care Equipment & Supplies	677	47,605
	Baloise Holding AG	Insurance	66	11,276
	Banque Cantonale Vaudoise	Banks	39	3,821
	Barry Callebaut AG	Food Products	4	9,078
	BKW AG	Electric Utilities	26	2,840
	Chocoladefabriken Lindt & Spruengli AG	Food Products	3	26,298
	Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	740	71,346
	Clariant AG	Chemicals	335	6,784
	Coca-Cola HBC AG	Beverages	288	9,179
	Credit Suisse Group AG	Capital Markets	3,513	36,961
	DKSH Holding AG	Professional Services	51	3,931
	EMS-Chemie Holding AG	Chemicals	10	8,968
a	Flughafen Zurich AG	Transportation Infrastructure	27	4,455
	Geberit AG	Building Products	52	33,239
	Georg Fischer AG	Machinery	6	8,052
	Givaudan AG	Chemicals	13	50,307
	Helvetia Holding AG	Insurance	51	6,015
	Julius Baer Group Ltd.	Capital Markets	313	20,101
	Kuehne + Nagel International AG	Marine	73	20,919
a	LafargeHolcim Ltd., B	Construction Materials	742	43,788
	Logitech International SA	Technology Hardware, Storage & Peripherals	213	22,437
	Lonza Group AG	Life Sciences Tools & Services	107	60,074
	Nestle SA	Food Products	4,042	452,408
	Novartis AG	Pharmaceuticals	3,074	263,812
	OC Oerlikon Corp. AG	Machinery	264	3,066
	Partners Group Holding AG	Capital Markets	33	42,322
	PSP Swiss Property AG	Real Estate Management & Development	64	7,834
	Roche Holding AG	Pharmaceuticals	39	13,385
	Roche Holding AG	Pharmaceuticals	1,010	327,795
	Schindler Holding AG	Machinery	27	7,769
	Schindler Holding AG, PC	Machinery	59	17,403
	SGS SA	Professional Services	9	25,638
	SIG Combibloc Group AG	Containers & Packaging	464	10,777
	Sika AG	Chemicals	201	57,663

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Switzerland (continued)
a	Sonova Holding AG	Health Care Equipment & Supplies		77	$20,486
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment		917	35,016
	Straumann Holding AG	Health Care Equipment & Supplies		15	18,791
	Sulzer AG	Machinery		24	2,711
	Swatch Group AG	Textiles, Apparel & Luxury Goods		42	12,134
	Swatch Group AG	Textiles, Apparel & Luxury Goods		63	3,524
	Swiss Life Holding AG	Insurance		46	22,708
	Swiss Prime Site AG	Real Estate Management & Development		110	10,186
	Swiss Re AG	Insurance		407	40,201
	Swisscom AG	Diversified Telecommunication Services		37	19,932
	Tecan Group AG	Life Sciences Tools & Services		18	8,021
	Temenos AG	Software		88	12,721
	UBS Group AG	Capital Markets		4,862	75,605
b	VAT Group AG, Reg S	Machinery		38	10,692
	Vifor Pharma AG	Pharmaceuticals		75	10,252
	Zurich Insurance Group AG	Insurance		216	92,583

					2,223,024

	United Arab Emirates 0.0%†
a	NMC Health PLC	Health Care Providers & Services		60	—

	United Kingdom 21.7%
	3i Group PLC	Capital Markets		1,381	21,978
	Admiral Group PLC	Insurance		302	12,921
	Anglo American PLC	Metals & Mining		1,784	69,965
	Antofagasta PLC	Metals & Mining		503	11,728
	Ashmore Group PLC	Capital Markets		657	3,548
	Ashtead Group PLC	Trading Companies & Distributors		648	38,685
a	Associated British Foods PLC	Food Products		504	16,793
	AstraZeneca PLC	Pharmaceuticals		1,904	190,375
a	Auto Trader Group PLC	Interactive Media & Services		1,394	10,663
	Avast PLC	Software		783	4,926
	AVEVA Group PLC	Software		159	7,507
	Aviva PLC	Insurance		5,680	31,989
	B&M European Value Retail SA	Multiline Retail		1,319	9,605
	BAE Systems PLC	Aerospace & Defense		4,661	32,475
	Barclays PLC	Banks		25,066	64,298
a	Barratt Developments PLC	Household Durables		1,468	15,126
	Bellway PLC	Household Durables		184	8,639
	BHP Group PLC	Metals & Mining		3016	87,156
	BP PLC	Oil, Gas & Consumable Fuels		28,767	116,946
	British American Tobacco PLC	Tobacco		3,311	126,721
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	1,317	9,172
a	BT Group PLC	Diversified Telecommunication Services		12,615	26,943
	Bunzl PLC	Trading Companies & Distributors		492	15,769
a	Burberry Group PLC	Textiles, Apparel & Luxury Goods		588	15,402
a	Centrica PLC	Multi-Utilities		8,274	6,180
a	CNH Industrial NV	Machinery		1,427	22,130
a	Compass Group PLC	Hotels, Restaurants & Leisure		2,584	52,105
	ConvaTec Group PLC	Health Care Equipment & Supplies		2,250	6,088
	Croda International PLC	Chemicals		198	17,341
	DCC PLC	Industrial Conglomerates		144	12,497
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	141	6,280
	Diageo PLC	Beverages		3,327	137,226
	Direct Line Insurance Group PLC	Insurance		2,032	8,783
a	DS Smith PLC	Containers & Packaging		1,883	10,592
a	easyJet PLC	Airlines		324	4,373

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
	Experian PLC	Professional Services		1,314	$45,269
	Ferguson PLC	Trading Companies & Distributors		326	38,987
	Fresnillo PLC	Metals & Mining		264	3,148
	GlaxoSmithKline PLC	Pharmaceuticals		7,150	127,059
a	GVC Holdings PLC	Hotels, Restaurants & Leisure		841	17,614
	Halma PLC	Electronic Equipment, Instruments & Components		549	17,982
	Hargreaves Lansdown PLC	Capital Markets		537	11,421
	Hikma Pharmaceuticals PLC	Pharmaceuticals		240	7,536
a	Hiscox Ltd.	Insurance		474	5,627
	HomeServe PLC	Commercial Services & Supplies		387	6,413
a	Howden Joinery Group PLC	Trading Companies & Distributors		807	8,161
	HSBC Holdings PLC	Banks		29,554	172,563
	IMI PLC	Machinery		401	7,380
	Imperial Brands PLC	Tobacco		1,367	28,140
a	Informa PLC	Media		2,169	16,752
a	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		265	18,190
	Intermediate Capital Group PLC	Capital Markets		405	10,293
a	International Consolidated Airlines Group SA	Airlines		1,593	4,358
	Intertek Group PLC	Professional Services		234	18,086
a	ITV PLC	Media		5,521	9,152
	J Sainsbury PLC	Food & Staples Retailing		2,319	7,759
a	JD Sports Fashion PLC	Specialty Retail		645	7,338
	Johnson Matthey PLC	Chemicals		278	11,557
a	Kingfisher PLC	Specialty Retail		3,084	13,544
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	1,053	10,026
	Legal & General Group PLC	Insurance		8,592	33,086
a	Lloyds Banking Group PLC	Banks		102,006	59,863
	London Stock Exchange Group PLC	Capital Markets		525	50,269
	M&G PLC	Diversified Financial Services		3,823	10,939
a	Meggitt PLC	Aerospace & Defense		1,110	7,311
a	Melrose Industries PLC	Electrical Equipment		6,991	16,098
	Mondi PLC	Paper & Forest Products		703	17,944
	National Grid PLC	Multi-Utilities		5,144	61,320
	Natwest Group PLC	Banks		6,589	17,841
a	Next PLC	Multiline Retail		185	20,077
a	Ocado Group PLC	Internet & Direct Marketing Retail		704	19,766
	Pearson PLC	Media		1,108	11,795
	Pennon Group PLC	Water Utilities		597	8,031
	Persimmon PLC	Household Durables		460	18,659
	Phoenix Group Holdings PLC	Insurance		771	7,810
	Prudential PLC	Insurance		3,783	80,405
	Quilter PLC	Capital Markets		2,448	5,399
	Reckitt Benckiser Group PLC	Household Products		915	82,032
	RELX PLC	Professional Services		2,695	67,636
	Renishaw PLC	Electronic Equipment, Instruments & Components		48	4,245
[a]	Rentokil Initial PLC	Commercial Services & Supplies		2,691	17,985
[a]	Rightmove PLC	Interactive Media & Services		1,284	10,314
[a]	Rolls-Royce Holdings PLC	Aerospace & Defense		10,836	15,743
	Royal Dutch Shell Plc, A	Oil, Gas & Consumable Fuels		5,952	116,101
	Royal Dutch Shell Plc, B	Oil, Gas & Consumable Fuels		5,379	99,076
	RSA Insurance Group PLC	Insurance		1,509	14,178
	Schroders PLC	Capital Markets		159	7,678
	Segro PLC	Equity Real Estate Investment Trusts (REITs	)	1,725	22,315
	Severn Trent PLC	Water Utilities		350	11,136
	Smith & Nephew PLC	Health Care Equipment & Supplies		1,269	24,127
	Smiths Group PLC	Industrial Conglomerates		583	12,367

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
	Spirax-Sarco Engineering PLC	Machinery	107	$16,830
	SSE PLC	Electric Utilities	1,508	30,273
	St. James’s Place Capital PLC	Capital Markets	776	13,640
	Standard Chartered PLC	Banks	3,748	25,830
	Standard Life Aberdeen PLC	Capital Markets	3,078	12,311
	Tate & Lyle PLC	Food Products	694	7,346
a	Taylor Wimpey PLC	Household Durables	5,270	13,121
a	TechnipFMC PLC	Energy Equipment & Services	648	4,961
	Tesco PLC	Food & Staples Retailing	11,076	34,972
	The Berkeley Group Holdings PLC	Household Durables	167	10,228
	The Sage Group PLC	Software	1,596	13,494
a	THG PLC	Internet & Direct Marketing Retail	870	7,484
a	Travis Perkins PLC	Trading Companies & Distributors	376	7,997
	Unilever PLC	Personal Products	3,688	206,383
	United Utilities Group PLC	Water Utilities	1,005	12,837
	Vodafone Group PLC	Wireless Telecommunication Services	38,856	70,700
a	Weir Group PLC	Machinery	369	9,047
a	Whitbread PLC	Hotels, Restaurants & Leisure	295	13,944
	William Morrison Supermarkets PLC	Food & Staples Retailing	3,186	8,020
	WPP PLC	Media	1,721	21,859

				3,350,103

	United States 0.3%
	Stellantis NV	Automobiles	2,972	52,688

	Total Common Stocks and Other Equity Interests (Cost $14,654,340)			15,189,844

	Preferred Stocks 1.1%
	Germany 1.1%
d	Bayerische Motoren Werke AG, 3.714%, pfd.	Automobiles	81	6,459
d	Fuchs Petrolub SE, 2.375%, pfd.	Chemicals	96	4,608
d	Henkel AG & Co. KGaA, 1.930%, pfd.	Household Products	253	28,504
d	Porsche Automobil Holding SE, 2.444%, pfd.	Automobiles	222	23,592
d	Sartorius AG, 0.085%, pfd.	Health Care Equipment & Supplies	50	24,987
d	Volkswagen AG, 2.037%, pfd.	Automobiles	266	74,594

	Total Preferred Stocks (Cost $137,647)			162,744

	Total Investments before Short Term Investments (Cost $14,791,987)			15,352,588

	Short Term Investments (Cost $157,303) 1.0%
	United States 1.0%
e,f	Institutional Fiduciary Trust Portfolio, 0.01%	Money Market Funds	157,303	157,303

	Total Investments (Cost $14,949,290) 100.5%			15,509,891

	Other Assets, less Liabilities (0.5)%			(80,765)

	Net Assets 100.0%			$15,429,126

See Abbreviations on page 355.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $151,434, representing 1.0% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $60,869, representing 0.4% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

eSee Note 3(c) regarding investments in affiliated management investment companies.

fThe rate shown is the annualized seven-day effective yield at period end.

At March 31, 2021 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Polish Zloty	BOFA	Buy	259,500	$65,762	4/02/21	$1	$—
Polish Zloty	BOFA	Sell	173,000	46,459	4/02/21	2,617	—
Polish Zloty	BOFA	Sell	86,500	22,121	4/02/21	201	—
Euro	BOFA	Buy	2,017,601	2,371,237	4/06/21	47	—
Euro	HSBK	Buy	2,017,601	2,371,250	4/06/21	35	—
Euro	UBSW	Buy	2,017,601	2,371,262	4/06/21	23	—
Euro	BOFA	Sell	1,345,067	1,633,942	4/06/21	53,085	—
Euro	BOFA	Sell	672,534	795,847	4/06/21	5,418	—
Euro	HSBK	Sell	1,345,067	1,633,939	4/06/21	53,083	—
Euro	HSBK	Sell	672,534	795,853	4/06/21	5,424	—
Euro	UBSW	Sell	1,345,067	1,633,963	4/06/21	53,107	—
Euro	UBSW	Sell	672,534	795,851	4/06/21	5,422	—
Great British Pound	DBAB	Buy	2,528,100	3,484,227	4/06/21	3,793	—
Great British Pound	DBAB	Sell	1,685,400	2,356,868	4/06/21	31,521	—
Great British Pound	DBAB	Sell	842,700	1,157,109	4/06/21	—	(5,565)
Swedish Krona	BOFA	Buy	6,900,600	791,673	4/06/21	16	—
Swedish Krona	BOFA	Sell	4,600,400	547,860	4/06/21	20,068	—
Swedish Krona	BOFA	Sell	2,300,200	267,606	4/06/21	3,710	—
Swiss Franc	MSCO	Buy	1,873,800	1,990,919	4/06/21	50	—
Swiss Franc	MSCO	Sell	1,249,200	1,381,257	4/06/21	53,945	—
Swiss Franc	MSCO	Sell	624,600	667,985	4/06/21	4,329	—
Danish Krone	BOFA	Buy	3,266,550	516,200	4/07/21	10	—
Danish Krone	BOFA	Sell	2,177,700	355,652	4/07/21	11,512	—
Danish Krone	BOFA	Sell	1,088,850	173,262	4/07/21	1,192	—
Norwegian Krone	BOFA	Buy	1,369,500	160,428	4/07/21	3	—
Norwegian Krone	BOFA	Sell	913,000	106,006	4/07/21	—	(948)
Norwegian Krone	BOFA	Sell	456,500	53,307	4/07/21	—	(170)
Danish Krone	BOFA	Sell	3,493,700	552,325	5/04/21	—	(31)
Euro	BOFA	Sell	2,227,633	2,619,576	5/04/21	—	(77)
Euro	HSBK	Sell	2,227,633	2,619,607	5/04/21	—	(46)
Euro	UBSW	Sell	2,227,633	2,619,603	5/04/21	—	(51)
Norwegian Krone	BOFA	Sell	1,500,700	175,795	5/04/21	—	(10)
Swedish Krona	BOFA	Sell	7,945,200	911,732	5/04/21	—	(41)
Swiss Franc	MSCO	Sell	2,077,300	2,208,809	5/04/21	—	(71)
Great British Pound	DBAB	Sell	2,690,700	3,708,662	5/05/21	—	(4,062)
Polish Zloty	BOFA	Sell	266,600	67,569	5/05/21	—	(3)

Total Forward Exchange Contracts						$308,612	$(11,075)

Net unrealized appreciation (depreciation)							$297,537

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

234	Annual Report |	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
EURO STOXX 50 Index	Long	2	$90,874	6/18/21	$2,183

*As of period end.

See Note 8 regarding other derivative information.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	235

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE France ETF

	Year Ended March 31,

	2021	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$19.34	$23.86	$25.33	$25.32

Income from investment operations[b]:

Net investment income[c]	0.40	0.52	0.70	0.08

Net realized and unrealized gains (losses)	9.10	(4.47)	(1.48)	(0.01)

Total from investment operations	9.50	(3.95)	(0.78)	0.07

Less distributions from net investment income	(0.40)	(0.57)	(0.69)	(0.06)

Net asset value, end of year	$28.44	$19.34	$23.86	$25.33

Total return[d]	49.47%	(17.08)%	(3.07)%	0.26%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%	0.09%

Net investment income	1.68%	2.14%	2.90%	0.78%

Supplemental data

Net assets, end of year (000’s)	$7,111	$8,702	$2,386	$2,533

Portfolio turnover rate[f]	4.56%[g]	2.60%[g]	5.80%	1.90%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	4.56%	2.60%

236	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin FTSE France ETF

		Industry	Shares	Value
	Common Stocks 99.9%
	France 97.3%
a	Accor SA	Hotels, Restaurants & Leisure	740	$27,970
a	Aeroports de Paris SA	Transportation Infrastructure	115	13,773
	Air Liquide SA	Chemicals	1,885	308,611
a	Airbus SE	Aerospace & Defense	2,250	255,293
b	,17	Road & Rail	330	4,840
a	Alstom SA	Machinery	1,100	54,971
a,b	Amundi SA, 144A	Capital Markets	230	18,436
	Arkema SA	Chemicals	270	32,796
a	Atos SE	IT Services	380	29,709
	AXA SA	Insurance	7,805	209,929
	Biomerieux	Health Care Equipment & Supplies	175	22,316
a	BNP Paribas SA	Banks	4,395	267,983
	Bollore	Entertainment	4,005	19,384
	Bouygues SA	Construction & Engineering	860	34,558
a	Bureau Veritas SA	Professional Services	1,150	32,803
	Capgemini SE	IT Services	640	109,143
	Carrefour SA	Food & Staples Retailing	2,350	42,658
a	Casino Guichard-Perrachon SA	Food & Staples Retailing	225	7,521
	Cie Generale des Etablissements Michelin SCA	Auto Components	710	106,519
a	CNP Assurances	Insurance	605	11,526
a	Compagnie de Saint-Gobain	Building Products	1,935	114,438
	Covivio	Equity Real Estate Investment Trusts (REITs)	205	17,588
a	Credit Agricole SA	Banks	4,735	68,700
	Danone SA	Food Products	2,435	167,418
a	Dassault Aviation SA	Aerospace & Defense	10	11,154
	Dassault Systemes	Software	535	114,690
	Edenred	IT Services	995	52,086
a	EDF SA	Electric Utilities	2,080	27,966
a	Eiffage SA	Construction & Engineering	305	30,599
a	Engie SA	Multi-Utilities	6,710	95,463
	EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	1,195	195,012
a	Eurazeo SE	Diversified Financial Services	175	13,348
a	Faurecia SE	Auto Components	480	25,629
	Gecina SA	Equity Real Estate Investment Trusts (REITs)	210	28,976
a	Getlink SE	Transportation Infrastructure	1,845	28,363
	Hermes International	Textiles, Apparel & Luxury Goods	125	138,685
	ICADE	Equity Real Estate Investment Trusts (REITs)	130	9,526
	Iliad SA	Diversified Telecommunication Services	60	11,431
	Imerys SA	Construction Materials	160	7,808
	Ipsen SA	Pharmaceuticals	140	12,036
a	JCDecaux SA	Media	295	7,454
	Kering SA	Textiles, Apparel & Luxury Goods	300	207,534
	Klepierre SA	Equity Real Estate Investment Trusts (REITs)	745	17,411
	L’Oreal SA	Personal Products	975	374,486
b	La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure	355	16,176
	Legrand SA	Electrical Equipment	1,085	101,149
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	1,010	674,364
a	Natixis SA	Capital Markets	3,405	16,336
a,b	Neoen SA, 144A	Independent Power and Renewable Electricity Producers	110	5,527
	Orange SA	Diversified Telecommunication Services	7,745	95,624
a	Orpea	Health Care Providers & Services	200	23,224
	Pernod Ricard SA	Beverages	840	158,010
	Plastic Omnium SA	Auto Components	225	8,261
	Publicis Groupe	Media	900	55,046
	Remy Cointreau SA	Beverages	100	18,511
a	Renault SA	Automobiles	745	32,336
a	Rexel SA	Trading Companies & Distributors	1,225	24,332

franklintempleton.com	Annual Report	237

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE France ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	France (continued)
	Rubis SCA	Gas Utilities	385	$18,281
a	Safran SA	Aerospace & Defense	1,305	177,993
	Sanofi	Pharmaceuticals	4,420	437,664
	Sartorius Stedim Biotech	Life Sciences Tools & Services	95	39,213
	Schneider Electric SE	Electrical Equipment	2,135	326,832
a	SCOR SE	Insurance	635	21,718
	SEB SA	Household Durables	121	21,389
a	Societe Generale SA	Banks	3,140	82,352
a	Sodexo SA	Hotels, Restaurants & Leisure	350	33,641
a	SOITEC	Semiconductors & Semiconductor Equipment	85	17,413
	Suez SA	Multi-Utilities	1,510	32,051
a	Technip Energies NV	Energy Equipment & Services	373	5,677
	Teleperformance	Professional Services	235	85,842
	Thales SA	Aerospace & Defense	405	40,326
	Total SE	Oil, Gas & Consumable Fuels	9,840	459,996
a	Ubisoft Entertainment SA	Entertainment	385	29,358
	Valeo SA	Auto Components	970	33,027
	Veolia Environnement SA	Multi-Utilities	2,040	52,412
	Vinci SA	Construction & Engineering	1,830	187,894
	Vivendi SA	Entertainment	3,165	104,155
	Wendel SE	Diversified Financial Services	110	13,691
a,b,c	Worldline SA, 144A, Reg S	IT Services	985	82,704

				6,921,065

	Luxembourg 0.7%
a	Eurofins Scientific SE	Life Sciences Tools & Services	495	47,420

	Netherlands 0.3%
c	Euronext NV, 144A, Reg S	Capital Markets	250	25,240

	Switzerland 1.4%
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	2,565	97,946

	United Kingdom 0.2%
a	TechnipFMC PLC	Energy Equipment & Services	1,860	14,240

	Total Investments (Cost $6,739,237) 99.9%			7,105,911
	Other Assets, less Liabilities 0.1%			4,602

	Net Assets 100.0%			$7,110,513

See Abbreviations on page 355.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2021, the aggregate value of these securities was $127,683, representing 1.8% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $107,944, representing 1.5% of net assets.

238	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Germany ETF

	Year Ended March 31,

	2021	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$16.73	$20.70	$24.60	$25.55

Income from investment operations[b]:

Net investment income[c]	0.61	0.52	0.53	0.05

Net realized and unrealized gains (losses)	9.29	(3.92)	(3.83)	(1.00)

Total from investment operations	9.90	(3.40)	(3.30)	(0.95)

Less distributions from net investment income	(0.65)	(0.57)	(0.60)	—

Net asset value, end of year	$25.98	$16.73	$20.70	$24.60

Total return[d]	59.79%	(17.00)%	(13.72)%	(3.72)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%	0.09%

Net investment income	2.66%	2.46%	2.44%	0.52%

Supplemental data

Net assets, end of year (000’s)	$9,093	$4,182	$4,140	$2,460

Portfolio turnover rate[f]	5.79%[g]	5.74%[g]	10.75%	1.75%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	5.79%	5.74%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	239

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin FTSE Germany ETF

		Industry	Shares	Value
	Common Stocks 92.8%
	Germany 92.0%
	1&1 Drillisch AG	Wireless Telecommunication Services	266	$7,494
a	Adidas AG	Textiles, Apparel & Luxury Goods	1,106	346,028
	Allianz SE	Insurance	2,359	601,778
	Aroundtown SA	Real Estate Management & Development	6,888	49,139
	BASF SE	Chemicals	5,250	437,106
	Bayer AG	Pharmaceuticals	5,642	357,811
	Bayerische Motoren Werke AG	Automobiles	1,841	191,425
	Bechtle AG	IT Services	154	28,941
	Beiersdorf AG	Personal Products	574	60,783
	Brenntag AG	Trading Companies & Distributors	889	76,064
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	210	31,715
a	Commerzbank AG	Banks	5,978	36,732
a	Continental AG	Auto Components	623	82,520
b	Covestro AG, 144A	Chemicals	1,036	69,818
a	CTS Eventim AG & Co. KGaA	Entertainment	336	19,524
	Daimler AG	Automobiles	4,718	421,480
a	Delivery Hero SE	Internet & Direct Marketing Retail	854	110,909
a	Deutsche Bank AG	Capital Markets	11,732	140,478
	Deutsche Boerse AG	Capital Markets	1,050	174,867
a	Deutsche Lufthansa AG	Airlines	1,715	22,787
	Deutsche Post AG	Air Freight & Logistics	5,607	307,880
	Deutsche Telekom AG	Diversified Telecommunication Services	18,529	373,913
	Deutsche Wohnen AG	Real Estate Management & Development	1,988	92,946
b	DWS Group GmbH & Co. KGaA, 144A	Capital Markets	196	8,494
	E.ON SE	Multi-Utilities	12,439	145,084
	Evonik Industries AG	Chemicals	1,099	38,956
a	Evotec SE	Life Sciences Tools & Services	833	30,095
a	Fielmann AG	Specialty Retail	140	11,197
a	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	203	12,371
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	1,120	82,561
	Fresenius SE and Co. KGaA	Health Care Providers & Services	2,317	103,426
	Fuchs Petrolub SE	Chemicals	196	7,901
	GEA Group AG	Machinery	952	39,105
	Hannover Rueck SE	Insurance	343	62,807
	HeidelbergCement AG	Construction Materials	854	77,747
a	Hella GmbH & Co. KGaA	Auto Components	252	14,163
a	HelloFresh SE	Internet & Direct Marketing Retail	847	63,312
	Henkel AG & Co. KGaA	Household Products	581	57,667
	Hochtief AGHochtief AG	Construction & Engineering	112	10,044
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	7,469	317,380
	KION Group AG	Machinery	448	44,334
	Knorr-Bremse AG	Machinery	378	47,279
	Lanxess AG	Chemicals	476	35,167
	LEG Immobilien AG	Real Estate Management & Development	413	54,442
	Merck KGaA	Pharmaceuticals	742	127,148
	METRO AG	Food & Staples Retailing	749	7,932
	MTU Aero Engines AG	Aerospace & Defense	301	71,001
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	805	248,450
	Nemetschek AG	Software	308	19,692
a	Osram Licht AG	Electrical Equipment	168	10,496
a	ProSiebenSat.1 Media SE	Media	896	18,360
a	Puma SE	Textiles, Apparel & Luxury Goods	518	50,860
	Rational AG	Machinery	19	14,794
	Rheinmetall AG	Industrial Conglomerates	245	24,879
	RWE AG	Multi-Utilities	3,619	142,149
	SAP SE	Software	6,440	790,348

240	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Germany ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
c	Scout24 AG, Reg S	Interactive Media & Services	567	$43,116
	Siemens AG	Industrial Conglomerates	4,312	709,505
a	Siemens Energy AG	Electrical Equipment	2,163	77,816
	Siemens Healthineers AG	Health Care Equipment & Supplies	1,288	69,937
	Symrise AG	Chemicals	721	87,620
a	Talanx AG	Insurance	308	13,090
a	TeamViewer AG	Software	903	38,663
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	3,892	11,436
a	thyssenkrupp AG	Metals & Mining	2,667	35,687
	Traton SE	Machinery	287	7,758
	Uniper SE	Independent Power and Renewable Electricity Producers	644	23,373
	United Internet AG	Diversified Telecommunication Services	623	25,042
a	Varta AG	Electrical Equipment	84	12,390
	Volkswagen AG	Automobiles	182	66,139
	Vonovia SE	Real Estate Management & Development	3,248	212,628
	Wacker Chemie AG	Chemicals	84	11,980
a	Zalando SE	Internet & Direct Marketing Retail	931	91,519

				8,369,478

	Luxembourg 0.1%
a	RTL Group SA	Media	217	12,742

	Netherlands 0.7%
a	QIAGEN NV	Life Sciences Tools & Services	1,267	61,456

	Total Common Stocks (Cost $7,648,621)			8,443,676

	Preferred Stocks 7.1%
	Germany 7.1%
d	Bayerische Motoren Werke AG, 3.714%, pfd.	Automobiles	329	26,236
d	Fuchs Petrolub SE, 2.375%, pfd.	Chemicals	399	19,152
d	Henkel AG & Co. KGaA, 1.930%, pfd.	Household Products	1,001	112,777
d	Porsche Automobil Holding SE, 2.444%, pfd.	Automobiles	882	93,730
d	Sartorius AG, 0.085%, pfd.	Health Care Equipment & Supplies	196	97,948
d	Volkswagen AG, 2.037%, pfd.	Automobiles	1,050	294,448

	Total Preferred Stocks (Cost $455,645)			644,291

	Total Investments (Cost $8,104,266) 99.9%			9,087,967
	Other Assets, less Liabilities 0.1%			4,837

	Net Assets 100.0%			$9,092,804

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $78,312, representing 0.9% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the value of this security was $43,116, representing 0.5% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	241

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Hong Kong ETF

	Year Ended March 31,

	2021	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$20.58	$26.82	$26.17	$25.30

Income from investment operations[b]:

Net investment income[c]	0.72	0.77	0.66	0.16

Net realized and unrealized gains (losses)	7.61	(6.25)	0.59	0.78

Total from investment operations	8.33	(5.48)	1.25	0.94

Less distributions from net investment income	(0.81)	(0.76)	(0.60)	(0.07)

Net asset value, end of year	$28.10	$20.58	$26.82	$26.17

Total return[d]	41.14%	(20.90)%	4.97%	3.70%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%	0.09%

Net investment income	2.99%	3.10%	2.67%	1.49%

Supplemental data

Net assets, end of year (000’s)	$16,862	$15,433	$20,118	$7,852

Portfolio turnover rate[f]	14.84%[g]	5.99%[g]	5.33%	0.93%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	14.84%	5.99%

242	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin FTSE Hong Kong ETF

		Industry	Shares	Value
	Common Stocks 99.9%
	Cambodia 0.3%
	NagaCorp Ltd.	Hotels, Restaurants & Leisure	42,000	$49,593

	China 8.0%
	AAC Technologies Holdings Inc.	Electronic Equipment, Instruments & Components	19,000	95,679
	Budweiser Brewing Co. APAC Ltd.	Beverages	47,600	142,045
a	China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	72,000	12,225
	Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	48,800	74,570
a	FIH Mobile Ltd.	Electronic Equipment, Instruments & Components	84,000	11,885
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	40,000	36,787
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	212,000	301,593
	Microport Scientific Corp.	Health Care Equipment & Supplies	13,000	73,156
	Minth Group Ltd.	Auto Components	20,040	83,517
a	MMG Ltd.	Metals & Mining	64,000	35,727
	Nexteer Automotive Group Ltd.	Auto Components	24,000	29,419
	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	32,000	31,982
	Shui On Land Ltd.	Real Estate Management & Development	98,000	15,000
	SITC International Holdings Co. Ltd.	Marine	33,000	111,847
	Sun Art Retail Group Ltd.	Food & Staples Retailing	44,000	35,995
	Tingyi Cayman Islands Holding Corp.	Food Products	52,000	95,513
	Towngas China Co. Ltd.	Gas Utilities	28,000	13,974
	Uni-President China Holdings Ltd.	Food Products	32,000	38,938
	Want Want China Holdings Ltd.	Food Products	152,000	113,984

				1,353,836

	Hong Kong 84.0%
	AIA Group Ltd.	Insurance	273,200	3,313,773
	ASM Pacific Technology Ltd.	Semiconductors & Semiconductor Equipment	8,400	107,020
	BOC Hong Kong (Holdings) Ltd.	Banks	102,000	356,205
	Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure	10,000	21,661
	Cathay Pacific Airways Ltd.	Airlines	28,000	26,111
	Champion REIT	Equity Real Estate Investment Trusts (REITs)	56,000	32,846
	CK Asset Holdings Ltd.	Real Estate Management & Development	67,000	406,768
	CK Hutchison Holdings Ltd.	Industrial Conglomerates	75,500	601,615
	CK Infrastructure Holdings Ltd.	Electric Utilities	17,500	103,994
	CLP Holdings Ltd.	Electric Utilities	46,300	449,633
	Dah Sing Banking Group Ltd.	Banks	9,600	10,866
	Dah Sing Financial Group	Banks	3,200	10,537
	Dairy Farm International Holdings Ltd.	Food & Staples Retailing	8,400	36,204
a,b	ESR Cayman Ltd., 144A, Reg S	Real Estate Management & Development	51,200	167,605
	Guotai Junan International holdings Ltd.	Capital Markets	72,000	13,243
	Haitong International Securities Group Ltd.	Capital Markets	72,000	22,968
	Hang Lung Group Ltd.	Real Estate Management & Development	24,000	60,753
	Hang Lung Properties Ltd.	Real Estate Management & Development	58,000	150,699
	Hang Seng Bank Ltd.	Banks	20,400	394,909
	Henderson Land Development Co. Ltd.	Real Estate Management & Development	37,000	166,095
	Hong Kong and China Gas Co. Ltd.	Gas Utilities	292,550	462,845
	Hong Kong Exchanges and Clearing Ltd.	Capital Markets	35,700	2,100,365
	Hongkong Land Holdings Ltd.	Real Estate Management & Development	32,400	159,084
	Huabao International Holdings Ltd.	Chemicals	24,000	24,357
	Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services	32,000	6,092
	Hysan Development Co. Ltd.	Real Estate Management & Development	17,000	66,474
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	5,800	379,262
	Jardine Strategic Holdings Ltd.	Industrial Conglomerates	5,200	171,704
	Johnson Electric Holdings Ltd.	Auto Components	10,000	26,883
	JS Global Lifestyle Co. Ltd.	Household Durables	18,000	48,737
	Kerry Logistics Network Ltd.	Air Freight & Logistics	16,000	47,952
	Kerry Properties Ltd.	Real Estate Management & Development	17,000	54,776
	Lifestyle International Holdings Ltd.	Multiline Retail	14,000	12,191

franklintempleton.com	Annual Report	243

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Hong Kong ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	Link REIT	Equity Real Estate Investment Trusts (REITs)	58,400	$531,834
	Man Wah Holdings Ltd.	Household Durables	43,200	89,573
	Melco International Development Ltd.	Hotels, Restaurants & Leisure	22,000	44,824
	MTR Corp. Ltd.	Road & Rail	40,500	229,473
	New World Development Co. Ltd.	Real Estate Management & Development	40,000	206,831
	NWS Holdings Ltd.	Industrial Conglomerates	40,000	42,241
	PCCW Ltd.	Diversified Telecommunication Services	120,000	67,606
	Power Assets Holdings Ltd.	Electric Utilities	39,000	230,254
	Samsonite International SA	Textiles, Apparel & Luxury Goods	36,000	69,458
	Shun Tak Holdings Ltd.	Industrial Conglomerates	56,000	17,143
	Sino Land Co. Ltd.	Real Estate Management & Development	94,400	131,380
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	40,000	606,088
	Swire Pacific Ltd., A	Real Estate Management & Development	14,000	104,985
	Swire Pacific Ltd., B	Real Estate Management & Development	25,000	29,520
	Swire Properties Ltd.	Real Estate Management & Development	29,600	91,567
	Techtronic Industries Co. Ltd.	Machinery	35,000	598,756
	The Bank of East Asia Ltd.	Banks	35,200	74,978
	The Wharf Holdings Ltd.	Real Estate Management & Development	38,400	101,749
a	United Energy Group Ltd.	Oil, Gas & Consumable Fuels	216,000	41,675
	Vinda International Holdings Ltd.	Household Products	8,000	27,012
	Vitasoy International Holdings Ltd.	Food Products	22,200	85,380
	VTech Holdings Ltd.	Communications Equipment	4,400	39,617
b	WH Group Ltd., Reg S	Food Products	236,000	191,242
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	46,000	257,677
	Xinyi Glass Holdings Ltd.	Building Products	56,000	182,958
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	20,000	49,907

				14,157,955

	Indonesia 0.1%
	First Pacific Co. Ltd.	Diversified Financial Services	64,000	21,074

	Italy 0.5%
a	Prada SpA	Textiles, Apparel & Luxury Goods	14,400	89,925

	Luxembourg 0.2%
	L’Occitane International SA	Personal Products	13,000	36,202

	Macau 6.3%
a	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	60,300	542,932
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	20,800	36,921
a	Sands China Ltd.	Hotels, Restaurants & Leisure	67,600	337,807
	SJM Holdings Ltd.	Hotels, Restaurants & Leisure	52,000	67,956
a	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	41,600	80,905

				1,066,521

	Singapore 0.4%
	BOC Aviation Ltd.	Trading Companies & Distributors	6,000	58,114

	Taiwan 0.1%
a	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	28,000	8,788

	Total Investments (Cost $15,203,140) 99.9%			16,842,008
	Other Assets, less Liabilities 0.1%			19,589

	Net Assets 100.0%			$16,861,597

See Abbreviations on page 355.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $358,847, representing 2.1% of net assets.

244	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE India ETF

	Year Ended March 31,

	2021	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$15.98	$23.36	$22.74	$23.72

Income from investment operations[b]:

Net investment income[c]	0.20	0.26	0.29	0.09

Net realized and unrealized gains (losses)	11.70	(7.43)	0.53	(1.07)

Total from investment operations	11.90	(7.17)	0.82	(0.98)

Less distributions from net investment income	(0.18)	(0.21)	(0.20)	—

Net asset value, end of year	$27.70	$15.98	$23.36	$22.74

Total return[d]	74.87%	(30.98)%	3.66%	(4.13)%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%	0.19%	0.19%

Net investment income	0.89%	1.20%	1.33%	2.78%

Supplemental data

Net assets, end of year (000’s)	$23,544	$8,790	$7,007	$2,274

Portfolio turnover rate[f]	23.48%[g]	36.55%[g]	8.03%	1.59%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	16.91%	6.83%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	245

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments March 31, 2021

Franklin FTSE India ETF

		Industry	Shares	Value
	Common Stocks 101.8%
	India 101.8%
a	3M India Ltd.	Industrial Conglomerates	68	$28,308
	ABB India Ltd.	Electrical Equipment	1,530	29,507
	ACC Ltd.	Construction Materials	2,125	55,317
a	Adani Enterprises Ltd.	Trading Companies & Distributors	7,446	105,014
a	Adani Green Energy Ltd.	Independent Power and Renewable Electricity Producers	11,101	167,751
a	Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	21,522	206,761
a	Adani Power Ltd.	Independent Power and Renewable Electricity Producers	26,180	30,454
a	Adani Gas Ltd.	Gas Utilities	7,773	102,194
a	Aditya Birla Capital Ltd.	Diversified Financial Services	13,855	22,607
	Alkem Laboratories Ltd.	Pharmaceuticals	680	25,761
	Ambuja Cements Ltd.	Construction Materials	19,397	81,938
	Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	2,805	111,360
a	Ashok Leyland Ltd.	Machinery	38,964	60,487
	Asian Paints Ltd.	Chemicals	11,594	402,368
	Astral Poly Technik Ltd.	Building Products	2,227	49,248
a	AU Small Finance Bank Ltd.	Banks	4,233	71,088
	Aurobindo Pharma Ltd.	Pharmaceuticals	7,433	89,596
a	Avenue Supermarts Ltd.	Food & Staples Retailing	4,200	164,237
a	Axis Bank Ltd.	Banks	63,959	610,121
a	Bajaj Auto Ltd.	Automobiles	2,091	104,976
a	Bajaj Finance Ltd.	Consumer Finance	6,222	438,254
a	Bajaj Finserv Ltd.	Insurance	1,071	141,630
a	Bajaj Holdings & Investment Ltd.	Diversified Financial Services	748	33,690
	Balkrishna Industries Ltd.	Auto Components	2,278	52,608
a	Bandhan Bank Ltd.	Banks	22,304	103,384
a	Bank of Baroda	Banks	26,044	26,395
a	Bank of India	Banks	10,523	9,765
	Bata India Ltd.	Textiles, Apparel & Luxury Goods	1,496	28,773
	Bayer Cropscience Ltd.	Chemicals	341	24,914
	Berger Paints India Ltd.	Chemicals	6,579	68,837
	Bharat Electronics Ltd.	Aerospace & Defense	27,251	46,627
a	Bharat Forge Ltd.	Auto Components	6,664	54,318
a	Bharat Heavy Electricals Ltd.	Electrical Equipment	33,711	22,477
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	27,761	162,491
	Bharti Airtel Ltd.	Wireless Telecommunication Services	64,158	453,936
	Bharti Infratel Ltd.	Diversified Telecommunication Services	35,411	118,660
a	Biocon Ltd.	Biotechnology	11,577	64,746
	Bosch Ltd.	Auto Components	238	45,861
	Britannia Industries Ltd.	Food Products	2,924	144,975
a	Cadila Healthcare Ltd.	Pharmaceuticals	6,936	41,826
a	Canara Bank Ltd.	Banks	9,554	19,888
	Castrol India Ltd.	Chemicals	13,532	23,191
	Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance	9,894	75,619
a	Cipla Ltd.	Pharmaceuticals	13,107	146,122
	Coal India Ltd.	Oil, Gas & Consumable Fuels	49,997	89,137
	Colgate-Palmolive (India) Ltd.	Personal Products	3,281	69,976
	Container Corp. Of India Ltd.	Road & Rail	7,293	59,650
	Coromandel International Ltd.	Chemicals	2,703	28,635
	Cummins India Ltd.	Machinery	3,332	41,911
	Dabur India Ltd.	Personal Products	14,977	110,719
a	Dalmia Bharat Ltd.	Construction Materials	1,258	27,340
a	Divi’s Laboratories Ltd.	Life Sciences Tools & Services	3,264	161,732
	DLF Ltd.	Real Estate Management & Development	16,796	65,942
	Dr Reddy’s Laboratories Ltd.	Pharmaceuticals	3,128	193,206
a	Eicher Motors Ltd.	Automobiles	3,791	135,017
	Emami Ltd.	Personal Products	5,219	34,692

246	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE India ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	India (continued)
	Embassy Office Parks REIT	Equity Real Estate Investment Trusts (REITs	)	11,800	$52,525
	Exide Industries Ltd.	Auto Components		11,186	28,090
a	Federal Bank Ltd.	Banks		41,684	43,216
	GAIL India Ltd.	Gas Utilities		46,002	85,254
	Gillette India Ltd.	Personal Products		221	17,834
	GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals		1,190	23,450
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals		4,156	26,415
a	GMR Infrastructure Ltd.	Transportation Infrastructure		54,553	18,131
	Godrej Consumer Products Ltd.	Personal Products		10,302	102,810
a	Godrej Industries Ltd.	Industrial Conglomerates		2,295	17,131
a	Godrej Properties Ltd.	Real Estate Management & Development		2,125	40,886
	Grasim Industries Ltd.	Construction Materials		10,404	206,412
	Gujarat Gas Ltd.	Gas Utilities		5,440	40,882
	Havell’s India Ltd.	Electrical Equipment		6,783	97,449
	HCL Technologies Ltd.	IT Services		30,685	412,407
b	HDFC Asset Management Co. Ltd., 144A, Reg S	Capital Markets		1,684	67,232
a	HDFC Life Insurance Co. Ltd.	Insurance		18,258	173,855
	Hero Motocorp Ltd.	Automobiles		3,434	136,846
	Hindalco Industries Ltd.	Metals & Mining		36,261	162,102
	Hindustan Aeronautics Ltd.	Aerospace & Defense		986	13,418
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels		19,839	63,630
	Hindustan Unilever Ltd.	Household Products		25,027	832,308
	Hindustan Zinc Ltd.	Metals & Mining		6,511	24,303
	Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components		64	41,561
	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance		48,845	1,668,902
a	ICICI Bank Ltd.	Banks		43,877	349,330
b	ICICI Lombard General Insurance Co. Ltd., 144A, Reg S	Insurance		5,661	110,969
a,c	ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance		9,707	59,160
a	IDFC First Bank Ltd.	Banks		78,574	59,860
	Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance		9,520	25,586
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels		73,100	91,833
	Indian Railway Catering and Tourism Corp. Ltd.	Commercial Services & Supplies		1,479	35,542
	Indraprastha Gas Ltd.	Gas Utilities		9,894	69,333
	Info Edge India Ltd.	Interactive Media & Services		2,074	121,425
	Infosys Ltd.	IT Services		101,463	1,898,500
a,c	InterGlobe Aviation Ltd., Reg S	Airlines		2,720	60,712
	IPCA Laboratories Ltd.	Pharmaceuticals		1,768	46,036
	ITC Ltd.	Tobacco		83,436	249,348
a	Jindal Steel & Power Ltd.	Metals & Mining		11,186	52,569
	JSW Energy Ltd.	Independent Power and Renewable Electricity Producers		10,234	12,297
	JSW Steel Ltd.	Metals & Mining		28,237	180,918
a	Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure		2,040	81,221
	Kansai Nerolac Paints Ltd.	Chemicals		3,655	30,047
a	L&T Finance Holdings Ltd.	Diversified Financial Services		23,066	30,239
c	Larsen & Toubro Infotech Ltd., Reg S	IT Services		1,139	63,160
	Larsen & Toubro Ltd.	Construction & Engineering		16,966	329,255
	LIC Housing Finance Ltd.	Thrifts & Mortgage Finance		8,118	47,544
	Lupin Ltd.	Pharmaceuticals		6,630	92,535
a	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance		16,694	45,426
	Mahindra & Mahindra Ltd.	Automobiles		23,562	256,281
a	Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels		6,290	3,342
	Marico Ltd.	Personal Products		14,161	79,662

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE India ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Maruti Suzuki India Ltd.	Automobiles	3,655	$342,895
	Mindtree Ltd.	IT Services	1,224	34,887
a	Motherson Sumi Systems Ltd.	Auto Components	32,249	88,856
	Mphasis Ltd.	IT Services	2,380	57,829
	MRF Ltd.	Auto Components	65	73,131
a	Muthoot Finance Ltd.	Consumer Finance	2,720	44,862
	Nestle India Ltd.	Food Products	918	215,522
	NHPC Ltd.	Independent Power and Renewable Electricity Producers	62,747	20,983
	Nippon Life India Asset Management Ltd.	Capital Markets	4,142	19,165
	NMDC Ltd.	Metals & Mining	23,817	44,091
	NTPC Ltd.	Independent Power and Renewable Electricity Producers	110,483	161,009
a	Oberoi Realty Ltd.	Real Estate Management & Development	3,196	25,141
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	85,459	119,398
	Oil India Ltd.	Oil, Gas & Consumable Fuels	8,738	14,676
	Oracle Financial Services Software Ltd.	Software	646	28,264
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	158	65,516
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	19,720	60,592
	PI Industries Ltd.	Chemicals	1,989	61,431
a	Pidilite Industries Ltd.	Chemicals	4,082	101,020
	Piramal Enterprises Ltd.	Diversified Financial Services	3,264	78,265
	Power Finance Corp. Ltd.	Diversified Financial Services	29,155	45,359
	Power Grid Corp. of India Ltd.	Electric Utilities	62,837	185,339
a	Punjab National Bank Ltd.	Banks	28,730	14,402
	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	3,842	25,160
a,c	RBL Bank Ltd., Reg S	Banks	12,495	35,470
	REC Ltd.	Diversified Financial Services	24,616	44,156
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	4,743	70,742
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	87,744	2,403,925
	SBI Cards & Payment Services Ltd.	Consumer Finance	4,998	63,454
a	SBI Life Insurance Co. Ltd.	Insurance	11,424	137,633
a	Shree Cement Ltd.	Construction Materials	340	137,023
	Shriram Transport Finance Co. Ltd.	Consumer Finance	5,270	102,519
	Siemens Ltd.	Industrial Conglomerates	2,414	60,883
	SRF Ltd.	Chemicals	697	51,582
a	State Bank of India	Banks	50,473	251,489
	Steel Authority of India Ltd.	Metals & Mining	27,863	30,030
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	30,736	251,307
	Sun TV Network Ltd.	Media	2,686	17,278
	Tata Communications Ltd.	Diversified Telecommunication Services	3,213	46,705
	Tata Consultancy Services Ltd.	IT Services	28,120	1,222,221
	Tata Consumer Products Ltd.	Food Products	15,096	131,915
a	Tata Motors Ltd.	Automobiles	47,203	194,845
a	Tata Motors Ltd., A	Automobiles	10,489	18,370
	Tata Power Co. Ltd.	Electric Utilities	50,830	71,781
	Tata Steel Ltd.	Metals & Mining	17,850	198,205
	Tech Mahindra Ltd.	IT Services	16,031	217,386
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	11,016	234,750
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	1,326	46,157
	Torrent Power Ltd.	Electric Utilities	5,406	31,336
	Trent Ltd.	Multiline Retail	5,070	52,081
	TVS Motor Co. Ltd.	Automobiles	5,032	40,266
	UltraTech Cement Ltd.	Construction Materials	3,230	297,667
a	Union Bank of India Ltd.	Banks	13,855	6,452
	United Breweries Ltd.	Beverages	1,938	32,907
a	United Spirits Ltd.	Beverages	8,143	61,963
	UPL Ltd.	Chemicals	15,164	133,122
	Varun Beverages Ltd.	Beverages	2,397	32,881
	Vedanta Ltd.	Metals & Mining	45,339	141,852

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE India ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
a	Vodafone Idea Ltd.	Wireless Telecommunication Services	226,950	$28,713
	Voltas Ltd.	Construction & Engineering	5,559	76,180
	Whirlpool of India Ltd.	Household Durables	850	25,886
	Wipro Ltd.	IT Services	35,649	201,932
a	Yes Bank Ltd.	Banks	31,573	6,737
	Zee Entertainment Enterprises Ltd.	Media	23,443	65,154

	Total Investments (Cost $19,458,189) 101.8%			23,967,964
	Other Assets, less Liabilities (1.8)%			(423,816)

	Net Assets 100.0%			$23,544,148

See Abbreviations on page 355.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $178,201, representing 0.8% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $218,502, representing 0.9% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Italy ETF

	Year Ended March 31,

	2021	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$17.61	$23.13	$26.27	$25.51

Income from investment operations[b]:

Net investment income[c]	0.67	0.90	0.46	0.11

Net realized and unrealized gains (losses)	8.80	(5.52)	(2.99)	0.70

Total from investment operations	9.47	(4.62)	(2.53)	0.81

Less distributions from net investment income	(0.58)	(0.90)	(0.61)	(0.05)

Net asset value, end of year	$26.50	$17.61	$23.13	$26.27

Total return[d]	54.64%	(20.84)%	(9.67)%	3.19%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%	0.09%

Net investment income	3.04%	3.85%	2.05%	1.01%

Supplemental data

Net assets, end of year (000’s)	$3,974	$2,641	$10,410	$2,627

Portfolio turnover rate[f]	17.45%[g]	9.89%[g]	16.67%	3.09%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	17.45%	9.89%

250	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments March 31, 2021

Franklin FTSE Italy ETF

		Industry	Shares	Value
	Common Stocks 99.9%
	Italy 85.9%
	A2A SpA	Multi-Utilities	16,383	$29,884
a	Amplifon SpA	Health Care Providers & Services	1,290	48,122
a	Assicurazioni Generali SpA	Insurance	11,610	232,788
a	Atlantia SpA	Transportation Infrastructure	5,223	97,911
a	Banca Mediolanum SpA	Diversified Financial Services	2,727	25,801
	Buzzi Unicem SpA	Construction Materials	1,044	27,203
	Davide Campari-Milano NV	Beverages	5,304	59,545
	DiaSorin SpA	Health Care Equipment & Supplies	237	38,105
	Enel SpA	Electric Utilities	68,724	685,990
	Eni SpA	Oil, Gas & Consumable Fuels	22,530	277,876
	Ferrari NV	Automobiles	924	193,684
a	FinecoBank Banca Fineco SpA	Banks	6,360	104,312
	Hera SpA	Multi-Utilities	7,434	28,553
b,c	Infrastrutture Wireless Italiane SpA, Reg S	Diversified Telecommunication Services	3,432	38,319
a	Intesa Sanpaolo SpA	Banks	139,431	378,629
	Italgas Reti SpA	Gas Utilities	5,196	33,801
	Leonardo SpA	Aerospace & Defense	4,182	33,934
a	Mediobanca Banca di Credito Finanziario SpA	Banks	7,209	80,118
a	Moncler SpA	Textiles, Apparel & Luxury Goods	1,902	109,245
a,c	Nexi SpA	IT Services	4,629	80,954
a,c	Pirelli & C SpA	Auto Components	4,836	28,430
b,c	Poste Italiane SpA, Reg S	Insurance	4,842	61,688
	Prysmian SpA	Electrical Equipment	2,682	87,346
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	1,026	55,313
	Snam SpA	Gas Utilities	21,753	120,877
a	Snam SpA, rts., 4/7/21	Gas Utilities	20,421	—
	Telecom Italia SpA/Milano	Diversified Telecommunication Services	112,929	61,213
	Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	64,017	36,897
	Tenaris SA	Energy Equipment & Services	4,959	56,022
	Terna Rete Elettrica Nazionale SpA	Electric Utilities	14,757	111,660
a	UniCredit SpA	Banks	16,287	172,528
	UnipolSai Assicurazioni SpA	Insurance	5,259	15,848

				3,412,596

	Netherlands 2.4%
	EXOR NV	Diversified Financial Services	1,104	93,345

	United Kingdom 3.4%
a	CNH Industrial NV	Machinery	8,796	136,409

	United States 8.2%
	Stellantis NV	Automobiles	18,489	327,777

	Total Investments (Cost $3,396,549) 99.9%			3,970,127
	Other Assets, less Liabilities 0.1%			4,246

	Net Assets 100.0%			$3,974,373

See Abbreviations on page 355.

aNon-income producing

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $100,007, representing 2.5% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $209,391, representing 5.3% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Japan ETF

	Year Ended March 31,

	2021	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$21.93	$24.18	$26.69	$25.91

Income from investment operations[b]:

Net investment income[c]	0.53	0.56	0.59	0.44

Net realized and unrealized gains (losses)	8.24	(2.22)	(2.76)	0.37

Total from investment operations	8.77	(1.66)	(2.17)	0.81

Less distributions from net investment income	(0.45)	(0.59)	(0.34)	(0.03)

Net asset value, end of year	$30.25	$21.93	$24.18	$26.69

Total return[d]	40.23%	(7.15)%	(8.10)%	3.11%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%	0.09%	0.09%	—%

Net investment income	1.98%	2.30%	2.39%	4.07%

Supplemental data

Net assets, end of year (000’s)	$598,934	$315,851	$290,205	$96,082

Portfolio turnover rate[f]	5.76%[g]	4.59%[g]	4.35%	0.93%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	5.76%	4.51%

252	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin FTSE Japan ETF

		Industry		Shares	Value
	Common Stocks 99.0%
	Japan 99.0%
	ABC-Mart Inc.	Specialty Retail		3,300	$186,353
	Acom Co. Ltd.	Consumer Finance		49,500	230,701
	Activia Properties Inc.	Equity Real Estate Investment Trusts (REITs	)	66	289,982
	Advance Residence Investment	Equity Real Estate Investment Trusts (REITs	)	132	414,516
	Advantest Corp.	Semiconductors & Semiconductor Equipment		26,400	2,312,688
	AEON Co. Ltd.	Food & Staples Retailing		92,400	2,758,621
	AEON Financial Service Co. Ltd.	Consumer Finance		16,500	221,742
	AEON Mall Co. Ltd.	Real Estate Management & Development		16,500	287,443
	AGC Inc.	Building Products		23,100	967,900
	Aica Kogyo Co. Ltd.	Building Products		6,600	238,317
	AIN Holdings Inc.	Food & Staples Retailing		3,300	213,231
	Air Water Inc.	Chemicals		23,100	405,557
	Aisin Seiki Co. Ltd.	Auto Components		23,100	878,009
	Ajinomoto Co. Inc.	Food Products		66,000	1,353,149
	Alfresa Holdings Corp.	Health Care Providers & Services		23,100	445,903
	Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components		7,200	95,131
	Amada Co. Ltd.	Machinery		39,600	442,230
	Amano Corp.	Electronic Equipment, Instruments & Components		6,600	160,550
a	ANA Holdings Inc.	Airlines		19,800	460,865
	Anritsu Corp.	Electronic Equipment, Instruments & Components		16,500	360,760
	Aozora Bank Ltd.	Banks		13,200	302,704
	Ariake Japan Co. Ltd.	Food Products		3,300	200,389
	As One Corp.	Health Care Providers & Services		1,650	207,706
	Asahi Group Holdings Ltd.	Beverages		56,100	2,368,385
	Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies		26,400	728,688
	Asahi Kasei Corp.	Chemicals		165,000	1,903,100
	Asics Corp.	Textiles, Apparel & Luxury Goods		23,100	368,973
	ASKUL Corp.	Internet & Direct Marketing Retail		3,300	126,326
	Astellas Pharma Inc.	Pharmaceuticals		247,500	3,812,172
	Azbil Corp.	Electronic Equipment, Instruments & Components		16,500	711,516
	Bandai Namco Holdings Inc.	Leisure Products		26,070	1,862,177
	BayCurrent Consulting Inc.	Professional Services		1,600	365,611
	Benefit One Inc.	Professional Services		6,600	175,542
	Benesse Holdings Inc.	Diversified Consumer Services		5,400	113,767
	BIC CAMERA Inc.	Specialty Retail		19,800	222,190
	Bridgestone Corp.	Auto Components		77,220	3,127,235
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals		29,700	658,238
	Calbee Inc.	Food Products		9,900	252,831
	CANON Inc.	Technology Hardware, Storage & Peripherals		132,000	2,989,412
	Canon Marketing Japan Inc.	Electronic Equipment, Instruments & Components		6,600	146,693
	Capcom Co. Ltd.	Entertainment		26,400	858,896
	Casio Computer Co. Ltd.	Household Durables		26,400	498,136
	Central Japan Railway Co.	Road & Rail		24,150	3,617,036
	Chubu Electric Power Co. Inc.	Electric Utilities		92,400	1,191,584
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals		86,130	3,498,983
	Chuo Mitsui Trust Holdings Inc.	Banks		49,500	1,728,692
	Coca-Cola Bottlers Japan Holdings Inc.	Beverages		16,500	288,041
	COMSYS Holdings Corp.	Construction & Engineering		16,500	509,186
	Concordia Financial Group Ltd.	Banks		145,200	589,998
	Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels		6,600	157,504
	Cosmos Pharmaceutical Corp.	Food & Staples Retailing		2,310	361,029
	Credit Saison Co. Ltd.	Consumer Finance		19,800	237,958
	CyberAgent Inc.	Media		52,800	952,311
	Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies		36,300	761,807
	Daicel Corp.	Chemicals		33,000	254,443
	Daido Steel Co. Ltd.	Metals & Mining		6,600	305,213
	Daifuku Co. Ltd.	Machinery		13,200	1,294,914
	Daiichi Sankyo Co. Ltd.	Pharmaceuticals		254,100	7,416,041

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

	Industry		Shares	Value
Common Stocks (continued)
Japan (continued)
Daiichikosho Co. Ltd.	Entertainment		6,600	$256,235
Daikin Industries Ltd.	Building Products		35,244	7,118,969
Daio Paper Corp.	Paper & Forest Products		9,900	170,137
Daito Trust Construction Co. Ltd.	Real Estate Management & Development		8,712	1,011,538
Daiwa House Industry Co. Ltd.	Real Estate Management & Development		85,800	2,516,541
Daiwa House Residential Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	198	532,360
Daiwa Office Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	33	232,643
Daiwa Securities Group Inc.	Capital Markets		198,000	1,025,120
DeNA Co. Ltd.	Entertainment		13,200	258,266
Denka Co. Ltd.	Chemicals		9,900	396,000
Denso Corp.	Auto Components		59,400	3,949,428
Dentsu Group Inc.	Media		29,700	954,163
DIC Corp.	Chemicals		9,900	256,862
Disco Corp.	Semiconductors & Semiconductor Equipment		3,696	1,162,317
DMG Mori Co. Ltd.	Machinery		13,200	216,695
Dowa Holdings Co. Ltd.	Metals & Mining		6,600	275,050
East Japan Railway Co.	Road & Rail		47,950	3,401,629
EBARA Corp.	Machinery		13,200	539,348
Eisai Co. Ltd.	Pharmaceuticals		34,980	2,348,567
Elecom Co. Ltd.	Technology Hardware, Storage & Peripherals		6,600	146,693
Electric Power Development Co. Ltd.	Independent Power and Renewable Electricity Producers		12,600	220,528
ENEOS Holdings Inc.	Oil, Gas & Consumable Fuels		399,300	1,812,569
Ezaki Glico Co. Ltd.	Food Products		6,600	265,493
Fancl Corp.	Personal Products		9,900	334,629
FANUC Corp.	Machinery		25,740	6,099,565
Fast Retailing Co. Ltd.	Specialty Retail		6,831	5,448,109
FP Corp.	Containers & Packaging		6,600	269,077
Fuji Electric Co. Ltd.	Electrical Equipment		16,500	688,371
Fuji Kyuko Co. Ltd.	Hotels, Restaurants & Leisure		3,300	175,602
Fuji Media Holdings Inc.	Media		6,600	80,932
Fuji Oil Holdings Inc.	Food Products		6,600	176,378
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals		46,200	2,747,332
Fujitsu General Ltd.	Household Durables		6,600	184,262
Fujitsu Ltd.	IT Services		25,080	3,631,493
Fukuoka Financial Group Inc.	Banks		19,800	376,110
Fukuyama Transporting Co. Ltd.	Road & Rail		3,300	136,181
Furukawa Electric Co. Ltd.	Electrical Equipment		6,600	177,394
Fuyo General Lease Co. Ltd.	Diversified Financial Services		3,300	227,566
GLP J-REIT	Equity Real Estate Investment Trusts (REITs	)	396	651,519
GMO Internet Inc.	IT Services		6,600	189,339
GMO Payment Gateway Inc.	IT Services		5,280	701,452
Goldwin Inc.	Textiles, Apparel & Luxury Goods		4,620	296,014
GS Yuasa Corp.	Electrical Equipment		9,900	268,778
GungHo Online Entertainment Inc.	Entertainment		3,300	65,283
Gunma Bank Ltd.	Banks		52,800	189,698
Hachijuni Bank Ltd.	Banks		59,400	216,635
Hakuhodo DY Holdings Inc.	Media		29,700	495,896
Hamamatsu Photonics K.K.	Electronic Equipment, Instruments & Components		16,500	976,561
Hankyu Hanshin Holdings Inc.	Road & Rail		29,700	952,819
Haseko Corp.	Household Durables		36,300	508,857
Heiwa Corp.	Leisure Products		6,600	107,929
Hikari Tsushin Inc.	Specialty Retail		2,970	598,569
Hino Motors Ltd.	Machinery		36,300	312,738
Hirogin Holdings Inc.	Banks		39,600	242,617
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components		4,290	660,776
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals		9,900	645,964
Hitachi Capital Corp.	Consumer Finance		6,600	194,118

254	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Hitachi Construction Machinery Co. Ltd.	Machinery		13,200	$423,475
	Hitachi Ltd.	Electronic Equipment, Instruments & Components		123,420	5,589,083
	Hitachi Metals Ltd.	Metals & Mining		26,400	435,301
	Hitachi Transport System Ltd.	Road & Rail		3,300	111,095
	Hokuriku Electric Power Co.	Electric Utilities		23,100	158,251
	Honda Motor Co. Ltd.	Automobiles		227,700	6,839,243
	HORIBA Ltd.	Electronic Equipment, Instruments & Components		6,600	416,905
	Hoshizaki Corp.	Machinery		6,600	590,118
	House Foods Group Inc.	Food Products		9,900	326,118
	Hoya Corp.	Health Care Equipment & Supplies		48,360	5,691,600
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components		13,200	608,036
	Ichigo Inc.	Real Estate Management & Development		26,400	78,125
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels		29,700	767,093
	IHI Corp.	Machinery		16,500	335,226
	Iida Group Holdings Co. Ltd.	Household Durables		19,800	479,500
	Industrial & Infrastructure Fund Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	198	340,273
	INPEX Corp.	Oil, Gas & Consumable Fuels		122,100	835,363
	IR Japan Holdings Ltd.	Professional Services		1,300	157,294
	Isetan Mitsukoshi Holdings Ltd.	Multiline Retail		46,200	325,281
	Isuzu Motors Ltd.	Automobiles		69,300	745,681
	Ito En Ltd.	Beverages		6,600	405,557
	ITOCHU Corp.	Trading Companies & Distributors		181,500	5,891,769
	ITOCHU Techno-Solutions Corp.	IT Services		13,200	425,864
	Itoham Yonekyu Holdings Inc.	Food Products		16,500	108,855
	Iwatani Corp.	Oil, Gas & Consumable Fuels		6,600	407,946
	Izumi Co. Ltd.	Multiline Retail		6,600	258,923
	J Front Retailing Co. Ltd.	Multiline Retail		33,000	313,873
a	Japan Airlines Co. Ltd.	Airlines		18,810	420,459
	Japan Airport Terminal Co. Ltd.	Transportation Infrastructure		6,600	324,923
	Japan Aviatn Elect	Electronic Equipment, Instruments & Components		6,600	106,914
	Japan Exchange Group Inc.	Capital Markets		69,300	1,627,452
	Japan Logistics Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	99	279,529
	Japan Post Bank Co. Ltd.	Banks		52,800	508,409
	Japan Post Holdings Co. Ltd.	Insurance		178,200	1,591,221
	Japan Post Insurance Co. Ltd.	Insurance		23,100	475,379
	Japan Prime Realty Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	99	370,018
	Japan Real Estate Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	132	780,054
	Japan Retail Fund Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	660	675,529
	Japan Tobacco Inc.	Tobacco		126,600	2,434,615
	JCR Pharmaceuticals Co. Ltd.	Pharmaceuticals		6,600	214,127
a	JFE Holdings Inc.	Metals & Mining		69,300	854,804
	JGC Holdings Corp.	Construction & Engineering		29,700	364,463
	JSR Corp.	Chemicals		23,100	698,226
	JTEKT Corp.	Auto Components		29,700	303,719
	Justsystems Corp.	Software		3,300	180,679
	K’s Holdings Corp.	Specialty Retail		23,100	317,965
	Kagome Co. Ltd.	Food Products		9,900	314,919
	Kajima Corp.	Construction & Engineering		59,400	844,501
	Kakaku.com Inc.	Interactive Media & Services		16,500	450,950
	Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals		3,300	129,462
	Kamigumi Co. Ltd.	Transportation Infrastructure		13,200	250,501
	Kandenko Co. Ltd.	Construction & Engineering		13,200	115,993
	Kaneka Corp.	Chemicals		6,600	271,765
	Kansai Electric Power Co. Inc.	Electric Utilities		95,700	1,037,544
	Kansai Mirai Financial Group Inc	Banks		16,500	96,611
	Kansai Paint Co. Ltd.	Chemicals		26,400	705,991
	KAO Corp.	Personal Products		62,700	4,149,548
a	Kawasaki Heavy Industries Ltd.	Machinery		19,800	491,327

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	KDDI Corp.	Wireless Telecommunication Services		226,540	$6,960,211
	Keihan Holdings Co. Ltd.	Industrial Conglomerates		13,200	549,502
	Keikyu Corp.	Road & Rail		33,000	499,032
	Keio Corp.	Road & Rail		16,500	1,110,950
	Keisei Electric Railway Co. Ltd.	Road & Rail		19,800	648,652
	Kenedix Office Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	37	263,520
	Kewpie Corp.	Food Products		13,200	301,032
	Keyence Corp.	Electronic Equipment, Instruments & Components		24,057	10,944,302
	Kikkoman Corp.	Food Products		26,400	1,574,443
	Kinden Corp.	Construction & Engineering		16,500	281,471
	Kintetsu Group Holdings Co. Ltd.	Road & Rail		23,100	882,190
	Kirin Holdings Co. Ltd.	Beverages		102,300	1,963,142
	Kobayashi Pharmaceutical Co. Ltd.	Personal Products		7,920	740,395
	Kobe Bussan Co. Ltd.	Food & Staples Retailing		6,600	177,095
a	Kobe Steel Ltd.	Metals & Mining		39,600	268,062
	Koei Tecmo Holdings Co. Ltd.	Entertainment		8,580	385,518
	Koito Manufacturing Co. Ltd.	Auto Components		15,180	1,019,327
	Kokuyo Co. Ltd.	Commercial Services & Supplies		9,900	153,562
	Komatsu Ltd.	Machinery		122,100	3,777,918
	Konami Holdings Corp.	Entertainment		13,200	787,222
	Konica Minolta Inc.	Technology Hardware, Storage & Peripherals		59,400	322,534
	KOSE Corp.	Personal Products		3,890	551,289
	Kotobuki Spirits Co. Ltd.	Food Products		3,300	214,724
	Kubota Corp.	Machinery		145,200	3,310,691
	Kuraray Co. Ltd.	Chemicals		46,200	528,060
	Kurita Water Industries Ltd.	Machinery		13,200	566,824
	Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing		1,980	151,949
	Kyocera Corp.	Electronic Equipment, Instruments & Components		41,200	2,619,276
	Kyoritsu Maintenance Co. Ltd.	Hotels, Restaurants & Leisure		3,300	109,452
	Kyowa Exeo Corp.	Construction & Engineering		13,200	349,053
	Kyowa Kirin Co. Ltd.	Pharmaceuticals		33,000	988,507
	Kyudenko Corp.	Construction & Engineering		6,600	252,652
	Kyushu Electric Power Co. Inc.	Electric Utilities		62,700	619,624
	Kyushu Financial Group Inc.	Banks		49,500	212,783
	Kyushu Railway Co.	Road & Rail		19,800	461,224
	LaSalle Logiport REIT	Equity Real Estate Investment Trusts (REITs	)	165	250,561
	Lasertec Corp.	Semiconductors & Semiconductor Equipment		9,900	1,300,887
	Lawson Inc.	Food & Staples Retailing		6,600	324,326
	LINTEC Corp.	Chemicals		6,600	149,560
	Lion Corp.	Household Products		33,000	644,769
	LIXIL Group Corp.	Building Products		36,300	1,010,158
	M3 Inc.	Health Care Technology		56,100	3,843,738
	Mabuchi Motor Co. Ltd.	Electrical Equipment		6,600	290,579
	Maeda Corp.	Construction & Engineering		16,500	142,751
	Maeda Road Construction Co. Ltd.	Construction & Engineering		3,300	63,999
	Makita Corp.	Machinery		33,000	1,417,059
	Mani Inc.	Health Care Equipment & Supplies		6,600	166,045
	Marubeni Corp.	Trading Companies & Distributors		207,900	1,732,437
	Marui Group Co. Ltd.	Multiline Retail		26,400	496,702
	Maruichi Steel Tube Ltd.	Metals & Mining		6,600	150,814
	Maruwa Unyu Kikan Co. Ltd.	Air Freight & Logistics		3,300	57,608
	Matsui Securities Co. Ltd.	Capital Markets		13,200	107,631
	Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing		9,900	441,692
	Mazda Motor Corp.	Automobiles		75,900	619,564
	Mebuki Financial Group Inc.	Banks		132,000	311,783
	Medipal Holdings Corp.	Health Care Providers & Services		19,800	380,590
	Megmilk Snow Brand Co. Ltd.	Food Products		6,600	134,329

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Meiji Holdings Co. Ltd.	Food Products		19,800	$1,275,801
	Minebea Mitsumi Inc.	Machinery		52,800	1,351,776
	Miraca Holdings Inc.	Health Care Providers & Services		6,600	221,891
	MISUMI Group Inc.	Machinery		36,300	1,056,149
	Mitsubishi Chemical Holdings Corp.	Chemicals		171,600	1,288,786
	Mitsubishi Corp.	Trading Companies & Distributors		158,400	4,486,805
	Mitsubishi Electric Corp.	Electrical Equipment		260,700	3,978,919
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development		151,800	2,654,783
	Mitsubishi Gas Chemical Co. Inc.	Chemicals		23,100	567,361
	Mitsubishi Heavy Industries Ltd.	Machinery		39,600	1,236,022
	Mitsubishi Logistics Corp.	Transportation Infrastructure		9,900	303,271
	Mitsubishi Materials Corp.	Metals & Mining		16,500	385,846
a	Mitsubishi Motors Corp.	Automobiles		45,000	128,281
	Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing		3,300	92,430
	Mitsubishi UFJ Financial Group Inc.	Banks		1,663,200	8,906,022
	Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services		59,400	359,088
	Mitsui & Co. Ltd.	Trading Companies & Distributors		217,800	4,537,336
	Mitsui Chemicals Inc.	Chemicals		23,100	730,629
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development		122,100	2,777,361
	Mitsui Fudosan Logistics Park Inc.	Equity Real Estate Investment Trusts (REITs	)	49	242,561
	Mitsui Mining and Smelting Co. Ltd.	Metals & Mining		6,600	229,357
	Mitsui O.S.K. Lines Ltd.	Marine		16,500	578,620
	Miura Co. Ltd.	Machinery		13,200	714,353
	Mizuho Financial Group Inc.	Banks		336,600	4,870,800
	Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals		3,300	128,118
	Monotaro Co. Ltd.	Trading Companies & Distributors		31,020	840,488
	Mori Hills REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	165	228,909
	Morinaga & Co. Ltd.	Food Products		6,600	236,226
	Morinaga Milk Industry Co. Ltd.	Food Products		6,600	347,620
	MS&AD Insurance Group Holdings Inc.	Insurance		64,020	1,882,362
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components		75,900	6,073,374
	Nabtesco Corp.	Machinery		16,500	755,566
	Nagase & Co. Ltd.	Trading Companies & Distributors		13,200	206,541
	Nagoya Railroad Co. Ltd.	Road & Rail		26,400	629,061
	Nankai Electric Railway Co. Ltd.	Road & Rail		13,200	303,660
	NEC Corp.	IT Services		36,300	2,141,864
	NEC System Integration & Construction Ltd.	IT Services		6,600	116,351
	Net One Systems Co. Ltd.	IT Services		9,900	316,710
	Nexon Co. Ltd.	Entertainment		54,450	1,769,009
	NGK Insulators Ltd.	Machinery		33,000	604,452
	NGK Spark Plug Co. Ltd.	Auto Components		26,400	456,565
	NH Foods Ltd.	Food Products		13,200	566,824
	NHK Spring Co. Ltd.	Auto Components		19,800	148,724
	Nichirei Corp.	Food Products		13,200	340,333
	Nidec Corp.	Electrical Equipment		62,040	7,543,053
	Nifco Inc.	Auto Components		9,900	361,507
	Nihon Kohden Corp.	Health Care Equipment & Supplies		9,900	289,385
	Nihon M&A Center Inc.	Professional Services		34,980	947,467
	Nihon Unisys Ltd.	IT Services		9,900	305,511
	Nikon Corp.	Household Durables		24,500	229,480
	Nintendo Co. Ltd.	Entertainment		14,223	7,955,870
	Nippo Corp.	Construction & Engineering		6,600	180,380
	Nippon Accommodations Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	48	281,919
	Nippon Building Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	148	871,928
	Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components		9,900	229,805
	Nippon Express Co. Ltd.	Road & Rail		9,900	738,244
	Nippon Kayaku Co. Ltd.	Chemicals		23,100	223,474
	Nippon Paint Holdings Co. Ltd.	Chemicals		102,300	1,476,638

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Nippon Paper Industries Co. Ltd.	Paper & Forest Products		13,200	$158,400
	Nippon Prologis REIT Inc.	Equity Real Estate Investment Trusts (REITs	)	198	637,005
	Nippon Sanso Holdings Corp.	Chemicals		19,800	377,006
	Nippon Shinyaku Co. Ltd.	Pharmaceuticals		6,600	491,566
	Nippon Shobukai Co. Ltd.	Chemicals		3,300	189,339
a	Nippon Steel Corp.	Metals & Mining		108,900	1,859,184
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services		161,700	4,158,836
	Nippon Television Holdings Inc.	Media		3,300	43,423
	Nippon Yusen KK	Marine		19,800	676,425
	Nipro Corp.	Health Care Equipment & Supplies		16,500	199,643
	Nishi-Nippon Railroad Co. Ltd.	Road & Rail		9,900	264,926
	Nissan Chemical Corp.	Chemicals		19,800	1,058,986
a	Nissan Motor Co. Ltd.	Automobiles		257,400	1,434,685
	Nisshin Seifun Group Inc.	Food Products		33,000	552,489
	Nissin Foods Holdings Co. Ltd.	Food Products		9,900	735,557
	Nitori Holdings Co. Ltd.	Specialty Retail		9,900	1,919,525
	Nitto Denko Corp.	Chemicals		19,800	1,695,095
	Noevir Holdings Co. Ltd.	Personal Products		3,300	149,919
	NOF Corp.	Chemicals		9,900	518,742
	NOK Corp.	Auto Components		13,200	179,305
	Nomura Holdings Inc.	Capital Markets		399,300	2,100,932
	Nomura Real Estate Holdings Inc.	Real Estate Management & Development		16,500	397,941
	Nomura Real Estate Master Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	429	646,024
	Nomura Research Institute Ltd.	IT Services		34,650	1,073,993
	NS Solutions Corp.	IT Services		3,300	104,824
	NSK Ltd.	Machinery		59,400	610,127
	NTT Data Corp.	IT Services		82,500	1,278,937
	Obayashi Corp.	Construction & Engineering		89,100	818,430
	OBIC Business Consultants Co. Ltd.	Software		3,300	173,213
	OBIC Co. Ltd.	IT Services		8,910	1,631,215
	Odakyu Electric Railway Co. Ltd.	Road & Rail		39,600	1,084,072
	Oji Holdings Corp.	Paper & Forest Products		118,800	769,781
	Okuma Corp.	Machinery		3,300	189,638
	Olympus Corp.	Health Care Equipment & Supplies		138,600	2,873,598
	Omron Corp.	Electronic Equipment, Instruments & Components		25,120	1,964,134
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals		56,100	1,467,231
	Open House Co. Ltd.	Real Estate Management & Development		9,900	422,878
	Oracle Corp. Japan	Software		4,455	435,421
	Orient Corp.	Consumer Finance		72,600	101,180
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure		24,930	3,750,781
	ORIX Corp.	Diversified Financial Services		161,700	2,733,535
	ORIX JREIT Inc.	Equity Real Estate Investment Trusts (REITs	)	264	459,671
	Osaka Gas Co. Ltd.	Gas Utilities		52,800	1,030,675
	OSG Corp.	Machinery		9,900	176,587
	Otsuka Corp.	IT Services		13,200	618,787
	Otsuka Holdings Co. Ltd.	Pharmaceuticals		56,100	2,379,554
	Paltac Corp.	Distributors		3,300	178,887
	Pan Pacific International Holdings Corp.	Multiline Retail		69,300	1,637,487
	Panasonic Corp.	Household Durables		283,800	3,656,012
a	Park24 Co. Ltd.	Commercial Services & Supplies		13,200	247,157
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering		36,300	285,472
a	PeptiDream Inc.	Biotechnology		11,600	531,186
	Persol Holdings Co. Ltd.	Professional Services		23,100	452,384
	Pigeon Corp.	Household Products		13,200	501,719
	Pola Orbis Holdings Inc.	Personal Products		9,900	238,675
	Rakuten Inc.	Internet & Direct Marketing Retail		105,600	1,260,510
	Recruit Holdings Co. Ltd.	Professional Services		178,200	8,710,029
	Relo Group Inc.	Real Estate Management & Development		13,200	279,768

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
a	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment		95,700	$1,039,276
	Rengo Co. Ltd.	Containers & Packaging		26,400	229,596
a	RENOVA Inc.	Independent Power and Renewable Electricity Producers		6,600	222,489
	Resona Holdings Inc.	Banks		287,100	1,207,639
	Resorttrust Inc.	Hotels, Restaurants & Leisure		9,900	165,567
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals		89,100	906,320
	Rinnai Corp.	Household Durables		4,950	555,027
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment		10,890	1,065,347
	Rohto Pharmaceutical Co. Ltd.	Personal Products		13,200	352,757
	Ryohin Keikaku Co. Ltd.	Multiline Retail		29,700	703,662
	Sankyo Co. Ltd.	Leisure Products		6,600	175,184
	Sankyu Inc.	Road & Rail		6,600	290,281
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals		46,200	636,766
	Sanwa Holdings Corp.	Building Products		26,400	346,186
	Sapporo Holdings Ltd.	Beverages		6,600	136,957
	Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals		6,600	320,742
	SBI Holdings Inc.	Capital Markets		33,000	895,928
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment		6,600	581,756
	SCSK Corp.	IT Services		6,600	391,819
	Secom Co. Ltd.	Commercial Services & Supplies		26,400	2,225,006
	Sega Sammy Holdings Inc.	Leisure Products		26,400	412,605
	Seibu Holdings Inc.	Road & Rail		26,400	291,475
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals		36,300	591,312
	Seino Holdings Co. Ltd.	Road & Rail		16,500	230,253
	Sekisui Chemical Co. Ltd.	Household Durables		46,200	888,462
	Sekisui House Ltd.	Household Durables		75,900	1,630,648
	Sekisui House Reit Inc.	Equity Real Estate Investment Trusts (REITs	)	396	329,701
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing		102,300	4,131,809
	Seven Bank Ltd.	Banks		85,800	196,447
	SG Holdings Co. Ltd.	Air Freight & Logistics		56,430	1,295,592
	Sharp Corp.	Household Durables		19,800	342,244
	Shikoku Electric Power Co. Inc.	Electric Utilities		19,800	154,100
	Shimadzu Corp.	Electronic Equipment, Instruments & Components		36,300	1,315,670
	Shimamura Co. Ltd.	Specialty Retail		3,300	381,367
	SHIMANO Inc.	Leisure Products		10,518	2,510,518
	Shimizu Corp.	Construction & Engineering		72,600	588,684
	Shin-Etsu Chemical Co. Ltd.	Chemicals		53,080	8,939,537
	Shinko Electric Industries Co. Ltd.	Semiconductors & Semiconductor Equipment		6,600	204,570
	Shinsei Bank Ltd.	Banks		23,100	373,990
	Shionogi & Co. Ltd.	Pharmaceuticals		37,290	2,008,598
	Ship Healthcare Holdings Inc.	Health Care Providers & Services		6,600	185,756
	Shiseido Co. Ltd.	Personal Products		51,400	3,452,405
	SHO-BOND Holdings Co. Ltd.	Construction & Engineering		6,600	284,905
a	Shochiku Co. Ltd.	Entertainment		1,155	143,408
	Shoei Co. Ltd.	Real Estate Management & Development		49,500	584,593
	Showa Denko K.K.	Chemicals		19,800	564,434
	Sky Perfect JSAT Holdings Inc.	Media		16,500	73,466
a	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure		26,400	395,642
	SMC Corp.	Machinery		7,656	4,455,723
	SMS Co. Ltd.	Professional Services		6,600	201,882
	Softbank Corp.	Wireless Telecommunication Services		366,300	4,768,530
	SoftBank Group Corp.	Wireless Telecommunication Services		184,800	15,603,475
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies		9,900	468,570
	Sojitz Corp.	Trading Companies & Distributors		158,400	447,247
	Sompo Holdings Inc.	Insurance		42,900	1,646,894
	Sony Corp.	Household Durables		165,000	17,313,801
	Sotetsu Holdings Inc.	Road & Rail		9,900	222,100

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Square Enix Holdings Co. Ltd.	Entertainment	9,900	$550,995
	Stanley Electric Co. Ltd.	Auto Components	19,800	590,416
	Subaru Corp.	Automobiles	79,200	1,579,700
	Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	3,300	261,909
	Sumco Corp.	Semiconductors & Semiconductor Equipment	29,700	678,934
	Sumitomo Bakelite Co. Ltd.	Chemicals	3,300	135,136
	Sumitomo Chemical Co. Ltd.	Chemicals	201,300	1,043,845
	Sumitomo Corp.	Trading Companies & Distributors	148,500	2,119,317
	Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	19,800	345,290
	Sumitomo Electric Industries Ltd.	Auto Components	99,000	1,485,448
	Sumitomo Forestry Co. Ltd.	Household Durables	16,500	356,281
	Sumitomo Heavy Industries Ltd.	Machinery	16,500	459,163
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	33,000	1,427,213
	Sumitomo Mitsui Financial Group Inc.	Banks	171,600	6,222,635
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	52,800	1,866,396
	Sumitomo Rubber Industries Ltd.	Auto Components	23,100	272,810
	Sundrug Co. Ltd.	Food & Staples Retailing	8,910	326,566
	Suntory Beverage & Food Ltd.	Beverages	16,500	614,457
	Sushiro Global Holdings Ltd.	Hotels, Restaurants & Leisure	13,200	584,145
	Suzuken Co. Ltd.	Health Care Providers & Services	9,900	387,489
	Suzuki Motor Corp.	Automobiles	59,400	2,701,222
	Sysmex Corp.	Health Care Equipment & Supplies	25,080	2,706,597
	T&D Holdings Inc.	Insurance	72,600	936,901
	Taiheiyo Cement Corp.	Construction Materials	16,500	434,674
	Taisei Corp.	Construction & Engineering	26,400	1,020,163
	Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	6,600	426,462
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	16,500	776,471
	Takara Bio Inc.	Biotechnology	6,600	177,274
	Takara Holdings Inc.	Beverages	23,100	315,038
	Takashimaya Co. Ltd.	Multiline Retail	19,800	211,618
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	204,600	7,378,561
	TBS Holdings Inc.	Media	3,300	64,865
	TDK Corp.	Electronic Equipment, Instruments & Components	15,880	2,203,081
	TechnoPro Holdings Inc.	Professional Services	4,660	388,825
	Teijin Ltd.	Chemicals	23,100	398,658
	Terumo Corp.	Health Care Equipment & Supplies	85,800	3,105,106
	The Bank of Kyoto Ltd.	Banks	9,900	610,127
	The Chiba Bank Ltd.	Banks	82,500	541,290
	The Chugoku Bank Ltd.	Banks	23,100	195,462
	The Chugoku Electric Power Co. Inc.	Electric Utilities	39,600	487,026
	The Dai-ichi Life Holdings Inc.	Insurance	141,900	2,442,478
	The Iyo Bank Ltd.	Banks	36,300	218,128
	The Shizuoka Bank Ltd.	Banks	66,000	519,638
	THK Co. Ltd.	Machinery	16,500	571,900
	TIS Inc.	IT Services	29,700	709,843
	Tobu Railway Co. Ltd.	Road & Rail	26,400	711,008
	Toda Corp.	Construction & Engineering	29,700	217,979
	Toho Co. Ltd.	Entertainment	13,200	536,362
	Toho Gas Co. Ltd.	Gas Utilities	13,200	815,891
	Tohoku Electric Power Co. Inc.	Electric Utilities	62,700	592,955
	Tokai Carbon Co. Ltd.	Chemicals	26,400	426,939
	Tokai Rika Co. Ltd.	Auto Components	6,600	112,051
	Tokio Marine Holdings Inc.	Insurance	86,790	4,135,288
	Tokuyama Corp.	Chemicals	9,900	250,233
	Tokyo Century Corp.	Diversified Financial Services	8,250	555,475
a	Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	204,600	683,234
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	19,800	8,384,090

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

	Industry		Shares	Value
Common Stocks (continued)
Japan (continued)
Tokyo Gas Co. Ltd.	Gas Utilities		56,100	$1,250,192
Tokyo Ohka Kogyo Co. Ltd.	Chemicals		4,950	309,991
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development		26,400	401,614
TOKYU Corp.	Road & Rail		66,000	880,398
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development		79,200	469,466
Toppan Printing Co. Ltd.	Commercial Services & Supplies		36,300	614,308
Toray Industries Inc.	Chemicals		201,300	1,297,975
Toshiba Corp.	Industrial Conglomerates		59,400	2,010,462
Toshiba Tec Corp.	Technology Hardware, Storage & Peripherals		3,300	121,100
Tosoh Corp.	Chemicals		36,300	695,777
TOTO Ltd.	Building Products		19,800	1,218,462
Toyo Seikan Group Holdings Ltd.	Containers & Packaging		19,800	235,808
Toyo Suisan Kaisha Ltd.	Food Products		13,200	555,475
Toyo Tire Corp.	Auto Components		13,200	233,897
Toyoda Gosei Co. Ltd.	Auto Components		9,900	260,536
Toyota Boshoku Corp.	Auto Components		6,600	109,303
Toyota Industries Corp.	Auto Components		23,100	2,061,231
Toyota Motor Corp.	Automobiles		328,680	25,628,117
Toyota Tsusho Corp.	Trading Companies & Distributors		29,700	1,248,475
Trend Micro Inc.	Software		16,500	827,240
TS TECH Co. Ltd.	Auto Components		13,200	196,985
Tsumura & Co.	Pharmaceuticals		9,900	354,339
Tsuruha Holdings Inc.	Food & Staples Retailing		4,950	639,692
TV Asahi Holdings Corp.	Media		3,300	62,147
Ube Industries Ltd.	Chemicals		13,200	281,680
Ulvac Inc.	Semiconductors & Semiconductor Equipment		6,600	278,036
Unicharm Corp.	Household Products		52,800	2,219,511
United Urban Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	297	399,405
Ushio Inc.	Electrical Equipment		13,200	174,288
USS Co. Ltd.	Specialty Retail		26,400	517,010
Welcia Holdings Co. Ltd.	Food & Staples Retailing		13,200	453,937
West Japan Railway Co.	Road & Rail		26,400	1,465,738
Yakult Honsha Co. Ltd.	Food Products		16,500	836,199
Yamada Holdings Co. Ltd.	Specialty Retail		95,700	517,040
Yamaguchi Financial Group Inc.	Banks		29,700	197,821
Yamaha Corp.	Leisure Products		19,800	1,076,905
Yamaha Motor Co. Ltd.	Automobiles		36,300	890,582
Yamato Holdings Co. Ltd.	Air Freight & Logistics		46,200	1,268,932
Yamato Kogyo Co. Ltd.	Metals & Mining		3,300	98,104
Yamazaki Baking Co. Ltd.	Food Products		16,500	267,136
Yaoko Co. Ltd.	Food & Staples Retailing		3,300	203,077
YASKAWA Electric Corp.	Machinery		33,000	1,645,520
Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components		33,000	608,633
Yokohama Rubber Co. Ltd.	Auto Components		13,200	236,525
Z Holdings Corp.	Interactive Media & Services		343,200	1,710,099
Zenkoku Hosho Co. Ltd.	Diversified Financial Services		6,600	303,421
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure		13,200	338,183
Zeon Corp.	Chemicals		19,800	316,979
Zozo Inc.	Internet & Direct Marketing Retail		13,200	390,624

Total Investments before Short Term Investments (Cost $548,161,162)				593,024,322

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Short Term Investment 0.1%
	Money Market Funds 0.1%
	United States 0.1%
b,c	Institutional Fiduciary Trust Portfolio, 0.01%	Money Market Funds	292,353	$292,353

	Total Investments (Cost $548,453,515) 99.1%			593,316,675
	Other Assets, less Liabilities 0.9%			5,617,445

	Net Assets 100.0%			$598,934,120

See Abbreviations on page 355.

a Non-income producing.

b See Note 3(c) regarding investments in affiliated management investment companies.

c The rate shown is the annualized seven-day effective yield at period end.

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Nikkei 225 Mini	Long	38	$5,043,783	6/10/21	$(3,624)

* As of period end.

See Note 8 regarding other derivative information.

262	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Japan Hedged ETF

	Year Ended March 31,

	2021	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$21.35	$23.12	$25.11	$25.91

Income from investment operations[b]:

Net investment income[c]	0.88	0.38	0.38	0.32

Net realized and unrealized gains (losses)	8.47	(2.15)	(1.11)	(1.11)

Total from investment operations	9.35	(1.77)	(0.73)	(0.79)

Less distributions from:

Net investment income	—	—	(0.01)	(0.01)

Net realized gains	—	—	(1.25)	—[d]

Total distributions	—	—	(1.26)	(0.01)

Net asset value, end of year	$30.70	$21.35	$23.12	$25.11

Total return[e]	43.84%	(7.66)%	(2.59)%	(3.04)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%	0.09%	0.09%	—%

Net investment income	3.29%	1.59%	1.51%	3.10%

Supplemental data

Net assets, end of year (000’s)	$24,563	$4,269	$13,870	$45,197

Portfolio turnover rate[g]	6.31%[h]	10.06%[h]	19.78%	1.92%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.001 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	6.31%	10.06%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin FTSE Japan Hedged ETF

		Industry		Shares	Value

	Common Stocks 98.1%
	Japan 98.1%
	ABC-Mart Inc.	Specialty Retail		136	$7,680
	Acom Co. Ltd.	Consumer Finance		2,000	9,321
	Activia Properties Inc.	Equity Real Estate Investment Trusts (REITs	)	3	13,181
	Advance Residence Investment	Equity Real Estate Investment Trusts (REITs	)	5	15,701
	Advantest Corp.	Semiconductors & Semiconductor Equipment		1,040	91,106
	AEON Co. Ltd.	Food & Staples Retailing		3,800	113,450
	AEON Financial Service Co. Ltd.	Consumer Finance		600	8,063
	AEON Mall Co. Ltd.	Real Estate Management & Development		600	10,452
	AGC Inc.	Building Products		1,036	43,409
	Aica Kogyo Co. Ltd.	Building Products		272	9,822
	AIN Holdings Inc.	Food & Staples Retailing		136	8,788
	Air Water Inc.	Chemicals		1,000	17,557
	Aisin Seiki Co. Ltd.	Auto Components		956	36,337
	Ajinomoto Co. Inc.	Food Products		2,646	54,249
	Alfresa Holdings Corp.	Health Care Providers & Services		900	17,373
	Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components		1,072	14,164
	Amada Co. Ltd.	Machinery		1,700	18,985
	Amano Corp.	Electronic Equipment, Instruments & Components		400	9,730
a	ANA Holdings Inc.	Airlines		800	18,621
	Anritsu Corp.	Electronic Equipment, Instruments & Components		711	15,545
	Aozora Bank Ltd.	Banks		600	13,759
	Ariake Japan Co. Ltd.	Food Products		96	5,829
	As One Corp.	Health Care Providers & Services		64	8,056
	Asahi Group Holdings Ltd.	Beverages		2,272	95,917
	Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies		1,060	29,258
	Asahi Kasei Corp.	Chemicals		6,700	77,277
	Asics Corp.	Textiles, Apparel & Luxury Goods		900	14,376
	ASKUL Corp.	Internet & Direct Marketing Retail		136	5,206
	Astellas Pharma Inc.	Pharmaceuticals		10,100	155,567
	Azbil Corp.	Electronic Equipment, Instruments & Components		672	28,978
	Bandai Namco Holdings Inc.	Leisure Equipment & Products		1,010	72,144
	BayCurrent Consulting Inc.	Professional Services		100	22,851
	Benefit One Inc.	Professional Services		272	7,234
	Benesse Holdings Inc.	Diversified Consumer Services		400	8,427
	BIC CAMERA Inc.	Specialty Retail		800	8,977
	Bridgestone Corp.	Auto Components		3,084	124,895
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals		1,300	28,812
	Calbee Inc.	Food Products		400	10,215
	CANON Inc.	Technology Hardware, Storage & Peripherals		5,400	122,294
	Canon Marketing Japan Inc.	Electronic Equipment, Instruments & Components		272	6,046
	Capcom Co. Ltd.	Entertainment		946	30,777
	Casio Computer Co. Ltd.	Household Durables		1,200	22,643
	Central Japan Railway Co.	Road & Rail		980	146,778
	Chubu Electric Power Co. Inc.	Electric Utilities		3,730	48,102
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals		3,492	141,861
	Chuo Mitsui Trust Holdings Inc.	Banks		1,972	68,868
	Coca-Cola Bottlers Japan Holdings Inc.	Beverages		800	13,966
	COMSYS Holdings Corp.	Construction & Engineering		636	19,627
	Concordia Financial Group Ltd.	Banks		6,000	24,380
	Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels		320	7,637
	Cosmos Pharmaceutical Corp.	Food & Staples Retailing		95	14,848
	Credit Saison Co. Ltd.	Consumer Finance		800	9,614
	CyberAgent Inc.	Media		2,084	37,587
	Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies		1,472	30,892
	Daicel Corp.	Chemicals		1,400	10,795
	Daido Steel Co. Ltd.	Metals & Mining		168	7,769
	Daifuku Co. Ltd.	Machinery		501	49,148

264	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

	Industry		Shares	Value

Common Stocks (continued)
Japan (continued)
Daiichi Sankyo Co. Ltd.	Pharmaceuticals		10,300	$300,611
Daiichikosho Co. Ltd.	Entertainment		240	9,318
Daikin Industries Ltd.	Building Products		1,430	288,847
Daio Paper Corp.	Paper & Forest Products		400	6,874
Daito Trust Construction Co. Ltd.	Real Estate Management & Development		344	39,941
Daiwa House Industry Co. Ltd.	Real Estate Management & Development		3,472	101,835
Daiwa House Residential Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	8	21,509
Daiwa Office Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	1	7,050
Daiwa Securities Group Inc.	Capital Markets		8,100	41,937
DeNA Co. Ltd.	Entertainment		536	10,487
Denka Co. Ltd.	Chemicals		500	20,000
Denso Corp.	Auto Components		2,500	166,222
Dentsu Group Inc.	Media		1,200	38,552
DIC Corp.	Chemicals		400	10,378
Disco Corp.	Semiconductors & Semiconductor Equipment		150	47,172
DMG Mori Co. Ltd.	Machinery		536	8,799
Dowa Holdings Co. Ltd.	Metals & Mining		272	11,335
East Japan Railway Co.	Road & Rail		1,980	140,464
EBARA Corp.	Machinery		480	19,613
Eisai Co. Ltd.	Pharmaceuticals		1,460	98,025
Elecom Co. Ltd.	Technology Hardware, Storage & Peripherals		360	8,001
Electric Power Development Co. Ltd.	Independent Power and Renewable Electricity Producers		900	15,752
ENEOS Holdings Inc.	Oil, Gas & Consumable Fuels		16,200	73,538
Ezaki Glico Co. Ltd.	Food Products		272	10,942
Fancl Corp.	Personal Products		332	11,222
FANUC Corp.	Machinery		1,040	246,447
Fast Retailing Co. Ltd.	Specialty Retail		278	221,721
FP Corp.	Containers & Packaging		272	11,089
Fuji Electric Co. Ltd.	Electrical Equipment		672	28,035
Fuji Kyuko Co. Ltd.	Hotels, Restaurants & Leisure		100	5,321
Fuji Media Holdings Inc.	Media		272	3,335
Fuji Oil Holdings Inc.	Food Products		272	7,269
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals		1,954	116,197
Fujitsu General Ltd.	Household Durables		272	7,594
Fujitsu Ltd.	IT Services		1,021	147,837
Fukuoka Financial Group Inc.	Banks		900	17,096
Fukuyama Transporting Co. Ltd.	Road & Rail		136	5,612
Furukawa Electric Co. Ltd.	Electrical Equipment		312	8,386
Fuyo General Lease Co. Ltd.	Diversified Financial Services		100	6,896
GLP J-REIT	Equity Real Estate Investment Trusts (REITs	)	17	27,969
GMO Internet Inc.	IT Services		300	8,606
GMO Payment Gateway Inc.	IT Services		218	28,961
Goldwin Inc.	Textiles, Apparel & Luxury Goods		176	11,277
GS Yuasa Corp.	Electrical Equipment		400	10,860
GungHo Online Entertainment Inc.	Entertainment		200	3,957
Gunma Bank Ltd.	Banks		2,200	7,904
Hachijuni Bank Ltd.	Banks		2,400	8,753
Hakuhodo DY Holdings Inc.	Media		1,300	21,706
Hamamatsu Photonics K.K.	Electronic Equipment, Instruments & Components		672	39,773
Hankyu Hanshin Holdings Inc.	Road & Rail		1,200	38,498
Haseko Corp.	Household Durables		1,400	19,625
Heiwa Corp.	Leisure Equipment & Products		272	4,448
Hikari Tsushin Inc.	Specialty Retail		116	23,378
Hino Motors Ltd.	Machinery		1,500	12,923
Hirogin Holdings Inc.	Banks		1,600	9,803
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components		178	27,417
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals		400	26,100
Hitachi Capital Corp.	Consumer Finance		272	8,000

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry		Shares	Value

	Common Stocks (continued)
	Japan (continued)
	Hitachi Construction Machinery Co. Ltd.	Machinery		536	$17,196
	Hitachi Ltd.	Electronic Equipment, Instruments & Components		5,000	226,425
	Hitachi Metals Ltd.	Metals & Mining		1,072	17,676
	Hitachi Transport System Ltd.	Road & Rail		208	7,002
	Hokuriku Electric Power Co.	Electric Utilities		900	6,166
	Honda Motor Co. Ltd.	Automobiles		9,200	276,333
	HORIBA Ltd.	Electronic Equipment, Instruments & Components		200	12,633
	Hoshizaki Corp.	Machinery		272	24,320
	House Foods Group Inc.	Food Products		400	13,176
	Hoya Corp.	Health Care Equipment & Supplies		1,960	230,677
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components		536	24,690
	Ichigo Inc.	Real Estate Management & Development		1,000	2,959
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels		1,288	33,267
	IHI Corp.	Machinery		672	13,653
	Iida Group Holdings Co. Ltd.	Household Durables		800	19,374
	Industrial & Infrastructure Fund Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	8	13,748
	INPEX Corp.	Oil, Gas & Consumable Fuels		5,000	34,208
	IR Japan Holdings Ltd.	Professional Services		47	5,687
	Isetan Mitsukoshi Holdings Ltd.	Multiline Retail		1,900	13,377
	Isuzu Motors Ltd.	Automobiles		2,800	30,128
	Ito En Ltd.	Beverages		272	16,714
	ITOCHU Corp.	Trading Companies & Distributors		7,312	237,359
	ITOCHU Techno-Solutions Corp.	IT Services		500	16,131
	Itoham Yonekyu Holdings Inc.	Food Products		800	5,278
	Iwatani Corp.	Oil, Gas & Consumable Fuels		300	18,543
	Izumi Co. Ltd.	Multiline Retail		208	8,160
	J Front Retailing Co. Ltd.	Multiline Retail		1,300	12,365
a	Japan Airlines Co. Ltd.	Airlines		800	17,882
	Japan Airport Terminal Co. Ltd.	Transportation Infrastructure		280	13,785
	Japan Aviatn Elect	Electronic Equipment, Instruments & Components		272	4,406
	Japan Exchange Group Inc.	Capital Markets		2,872	67,447
	Japan Logistics Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	3	8,471
	Japan Post Bank Co. Ltd.	Banks		2,200	21,184
	Japan Post Holdings Co. Ltd.	Insurance		7,200	64,292
	Japan Post Insurance Co. Ltd.	Insurance		996	20,497
	Japan Prime Realty Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	4	14,950
	Japan Real Estate Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	5	29,548
	Japan Retail Fund Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	28	28,659
	Japan Tobacco Inc.	Tobacco		6,400	123,077
	JCR Pharmaceuticals Co. Ltd.	Pharmaceuticals		300	9,733
[a]	JFE Holdings Inc.	Metals & Mining		2,800	34,538
	JGC Holdings Corp.	Construction & Engineering		1,200	14,726
	JSR Corp.	Chemicals		936	28,292
	JTEKT Corp.	Auto Components		1,200	12,271
	Justsystems Corp.	Software		200	10,950
	K’s Holdings Corp.	Specialty Retail		900	12,388
	Kagome Co. Ltd.	Food Products		400	12,724
	Kajima Corp.	Construction & Engineering		2,400	34,121
	Kakaku.com Inc.	Interactive Media & Services		672	18,366
	Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals		160	6,277
	Kamigumi Co. Ltd.	Transportation Infrastructure		536	10,172
	Kandenko Co. Ltd.	Construction & Engineering		600	5,272
	Kaneka Corp.	Chemicals		272	11,200
	Kansai Electric Power Co. Inc.	Electric Utilities		3,900	42,282
	Kansai Mirai Financial Group Inc	Banks		800	4,684
	Kansai Paint Co. Ltd.	Chemicals		1,088	29,095
	KAO Corp.	Personal Products		2,524	167,041
a	Kawasaki Heavy Industries Ltd.	Machinery		800	19,852

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry		Shares	Value

	Common Stocks (continued)
	Japan (continued)
	KDDI Corp.	Wireless Telecommunication Services		9,166	$281,616
	Keihan Holdings Co. Ltd.	Industrial Conglomerates		492	20,481
	Keikyu Corp.	Road & Rail		1,300	19,659
	Keio Corp.	Road & Rail		600	40,398
	Keisei Electric Railway Co. Ltd.	Road & Rail		804	26,339
	Kenedix Office Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	2	14,244
	Kewpie Corp.	Food Products		536	12,224
	Keyence Corp.	Electronic Equipment, Instruments & Components		978	444,924
	Kikkoman Corp.	Food Products		1,036	61,785
	Kinden Corp.	Construction & Engineering		672	11,464
	Kintetsu Group Holdings Co. Ltd.	Road & Rail		996	38,037
	Kirin Holdings Co. Ltd.	Beverages		4,100	78,679
	Kobayashi Pharmaceutical Co. Ltd.	Personal Products		324	30,289
	Kobe Bussan Co. Ltd.	Food & Staples Retailing		200	5,367
[a]	Kobe Steel Ltd.	Metals & Mining		1,600	10,831
	Koei Tecmo Holdings Co. Ltd.	Entertainment		397	17,838
	Koito Manufacturing Co. Ltd.	Auto Components		595	39,954
	Kokuyo Co. Ltd.	Commercial Services & Supplies		500	7,756
	Komatsu Ltd.	Machinery		4,916	152,107
	Konami Holdings Corp.	Entertainment		476	28,388
	Konica Minolta Inc.	Technology Hardware, Storage & Peripherals		2,400	13,032
	KOSE Corp.	Personal Products		154	21,825
	Kotobuki Spirits Co. Ltd.	Food Products		100	6,507
	Kubota Corp.	Machinery		6,000	136,805
	Kuraray Co. Ltd.	Chemicals		1,900	21,717
	Kurita Water Industries Ltd.	Machinery		636	27,311
	Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing		80	6,139
	Kyocera Corp.	Electronic Equipment, Instruments & Components		1,692	107,568
	Kyoritsu Maintenance Co. Ltd.	Hotels, Restaurants & Leisure		136	4,511
	Kyowa Exeo Corp.	Construction & Engineering		536	14,174
	Kyowa Kirin Co. Ltd.	Pharmaceuticals		1,300	38,941
	Kyudenko Corp.	Construction & Engineering		180	6,890
	Kyushu Electric Power Co. Inc.	Electric Utilities		2,500	24,706
	Kyushu Financial Group Inc.	Banks		2,000	8,597
	Kyushu Railway Co.	Road & Rail		900	20,965
	LaSalle Logiport REIT	Equity Real Estate Investment Trusts (REITs	)	7	10,630
	Lasertec Corp.	Semiconductors & Semiconductor Equipment		410	53,875
	Lawson Inc.	Food & Staples Retailing		252	12,383
	LINTEC Corp.	Chemicals		272	6,164
	Lion Corp.	Household Products		1,400	27,354
	LIXIL Group Corp.	Building Products		1,436	39,961
	M3 Inc.	Health Care Technology		2,318	158,820
	Mabuchi Motor Co. Ltd.	Electrical Equipment		272	11,975
	Maeda Corp.	Construction & Engineering		700	6,056
	Maeda Road Construction Co. Ltd.	Construction & Engineering		172	3,336
	Makita Corp.	Machinery		1,328	57,026
	Mani Inc.	Health Care Equipment & Supplies		300	7,548
	Marubeni Corp.	Trading Companies & Distributors		8,500	70,831
	Marui Group Co. Ltd.	Multiline Retail		1,072	20,169
	Maruichi Steel Tube Ltd.	Metals & Mining		312	7,129
	Maruwa Unyu Kikan Co. Ltd.	Air Freight & Logistics		200	3,491
	Matsui Securities Co. Ltd.	Capital Markets		600	4,892
	Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing		400	17,846
	Mazda Motor Corp.	Automobiles		3,100	25,305
	Mebuki Financial Group Inc.	Banks		5,600	13,227
	Medipal Holdings Corp.	Health Care Providers & Services		800	15,377
	Megmilk Snow Brand Co. Ltd.	Food Products		184	3,745
	Meiji Holdings Co. Ltd.	Food Products		693	44,653

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry		Shares	Value

	Common Stocks (continued)
	Japan (continued)
	Minebea Mitsumi Inc.	Machinery		2,236	$57,246
	Miraca Holdings Inc.	Health Care Providers & Services		272	9,145
	MISUMI Group Inc.	Machinery		1,480	43,061
	Mitsubishi Chemical Holdings Corp.	Chemicals		6,900	51,822
	Mitsubishi Corp.	Trading Companies & Distributors		6,473	183,353
	Mitsubishi Electric Corp.	Electrical Equipment		10,700	163,308
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development		6,201	108,447
	Mitsubishi Gas Chemical Co. Inc.	Chemicals		936	22,989
	Mitsubishi Heavy Industries Ltd.	Machinery		1,500	46,819
	Mitsubishi Logistics Corp.	Transportation Infrastructure		324	9,925
	Mitsubishi Materials Corp.	Metals & Mining		672	15,714
a	Mitsubishi Motors Corp.	Automobiles		3,300	9,407
	Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing		136	3,809
	Mitsubishi UFJ Financial Group Inc.	Banks		67,600	361,981
	Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services		2,300	13,904
	Mitsui & Co. Ltd.	Trading Companies & Distributors		8,800	183,327
	Mitsui Chemicals Inc.	Chemicals		936	29,605
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development		5,000	113,733
	Mitsui Fudosan Logistics Park Inc.	Equity Real Estate Investment Trusts (REITs	)	2	9,900
	Mitsui Mining and Smelting Co. Ltd.	Metals & Mining		272	9,452
	Mitsui O.S.K. Lines Ltd.	Marine		636	22,303
	Miura Co. Ltd.	Machinery		580	31,388
	Mizuho Financial Group Inc.	Banks		13,700	198,247
	Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals		136	5,280
	Monotaro Co. Ltd.	Trading Companies & Distributors		1,220	33,056
	Mori Hills REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	6	8,324
	Morinaga & Co. Ltd.	Food Products		204	7,302
	Morinaga Milk Industry Co. Ltd.	Food Products		208	10,955
	MS&AD Insurance Group Holdings Inc.	Insurance		2,572	75,624
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components		3,070	245,656
	Nabtesco Corp.	Machinery		676	30,955
	Nagase & Co. Ltd.	Trading Companies & Distributors		600	9,388
	Nagoya Railroad Co. Ltd.	Road & Rail		1,076	25,639
	Nankai Electric Railway Co. Ltd.	Road & Rail		636	14,631
	NEC Corp.	IT Services		1,460	86,147
	NEC System Integration & Construction Ltd.	IT Services		400	7,052
	Net One Systems Co. Ltd.	IT Services		400	12,796
	Nexon Co. Ltd.	Entertainment		2,172	70,565
	NGK Insulators Ltd.	Machinery		1,400	25,643
	NGK Spark Plug Co. Ltd.	Auto Components		1,000	17,294
	NH Foods Ltd.	Food Products		536	23,016
	NHK Spring Co. Ltd.	Auto Components		800	6,009
	Nichirei Corp.	Food Products		536	13,820
	Nidec Corp.	Electrical Equipment		2,530	307,607
	Nifco Inc.	Auto Components		500	18,258
	Nihon Kohden Corp.	Health Care Equipment & Supplies		400	11,692
	Nihon M&A Center Inc.	Professional Services		1,444	39,112
	Nihon Unisys Ltd.	IT Services		312	9,628
	Nikon Corp.	Household Durables		1,700	15,923
	Nintendo Co. Ltd.	Entertainment		578	323,314
	Nippo Corp.	Construction & Engineering		272	7,434
	Nippon Accommodations Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	2	11,747
	Nippon Building Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	6	35,348
	Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components		400	9,285
	Nippon Express Co. Ltd.	Road & Rail		400	29,828
	Nippon Kayaku Co. Ltd.	Chemicals		900	8,707
	Nippon Paint Holdings Co. Ltd.	Chemicals		4,250	61,346

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry		Shares	Value

	Common Stocks (continued)
	Japan (continued)
	Nippon Paper Industries Co. Ltd.	Paper & Forest Products		500	$6,000
	Nippon Prologis REIT Inc.	Equity Real Estate Investment Trusts (REITs	)	9	28,955
	Nippon Sanso Holdings Corp.	Chemicals		724	13,785
	Nippon Shinyaku Co. Ltd.	Pharmaceuticals		256	19,067
	Nippon Shobukai Co. Ltd.	Chemicals		156	8,951
a	Nippon Steel Corp.	Metals & Mining		4,400	75,119
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services		6,600	169,748
	Nippon Television Holdings Inc.	Media		200	2,632
	Nippon Yusen KK	Marine		900	30,747
	Nipro Corp.	Health Care Equipment & Supplies		600	7,260
	Nishi-Nippon Railroad Co. Ltd.	Road & Rail		400	10,704
	Nissan Chemical Corp.	Chemicals		712	38,081
a	Nissan Motor Co. Ltd.	Automobiles		10,400	57,967
	Nisshin Seifun Group Inc.	Food Products		1,400	23,439
	Nissin Foods Holdings Co. Ltd.	Food Products		352	26,153
	Nitori Holdings Co. Ltd.	Specialty Retail		399	77,363
	Nitto Denko Corp.	Chemicals		770	65,920
	Noevir Holdings Co. Ltd.	Personal Products		92	4,180
	NOF Corp.	Chemicals		400	20,959
	NOK Corp.	Auto Components		672	9,128
	Nomura Holdings Inc.	Capital Markets		16,300	85,763
	Nomura Real Estate Holdings Inc.	Real Estate Management & Development		600	14,471
	Nomura Real Estate Master Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	18	27,106
	Nomura Research Institute Ltd.	IT Services		1,440	44,633
	NS Solutions Corp.	IT Services		136	4,320
	NSK Ltd.	Machinery		2,400	24,652
	NTT Data Corp.	IT Services		3,400	52,708
	Obayashi Corp.	Construction & Engineering		3,600	33,068
	OBIC Business Consultants Co. Ltd.	Software		84	4,409
	OBIC Co. Ltd.	IT Services		357	65,358
	Odakyu Electric Railway Co. Ltd.	Road & Rail		1,700	46,538
	Oji Holdings Corp.	Paper & Forest Products		4,800	31,102
	Okuma Corp.	Machinery		136	7,815
	Olympus Corp.	Health Care Equipment & Supplies		5,740	119,008
	Omron Corp.	Electronic Equipment, Instruments & Components		976	76,313
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals		2,304	60,258
	Open House Co. Ltd.	Real Estate Management & Development		400	17,086
	Oracle Corp. Japan	Software		160	15,638
	Orient Corp.	Consumer Finance		2,800	3,902
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure		1,010	151,957
	ORIX Corp.	Diversified Financial Services		6,600	111,573
	ORIX JREIT Inc.	Equity Real Estate Investment Trusts (REITs	)	11	19,153
	Osaka Gas Co. Ltd.	Gas Utilities		2,100	40,993
	OSG Corp.	Machinery		400	7,135
	Otsuka Corp.	IT Services		536	25,127
	Otsuka Holdings Co. Ltd.	Pharmaceuticals		2,304	97,727
	Paltac Corp.	Distributors		160	8,673
	Pan Pacific International Holdings Corp.	Multiline Retail		2,728	64,460
	Panasonic Corp.	Household Durables		11,500	148,147
a	Park24 Co. Ltd.	Commercial Services & Supplies		572	10,710
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering		1,600	12,583
a	PeptiDream Inc.	Biotechnology		460	21,064
	Persol Holdings Co. Ltd.	Professional Services		900	17,625
	Pigeon Corp.	Household Products		636	24,174
	Pola Orbis Holdings Inc.	Personal Products		400	9,643
	Rakuten Inc.	Internet & Direct Marketing Retail		4,300	51,328
	Recruit Holdings Co. Ltd.	Professional Services		7,274	355,537
	Relo Group Inc.	Real Estate Management & Development		536	11,360

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry		Shares	Value

	Common Stocks (continued)
	Japan (continued)
a	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment		3,900	$42,353
	Rengo Co. Ltd.	Containers & Packaging		1,100	9,567
a	RENOVA Inc.	Independent Power and Renewable Electricity Producers		200	6,742
	Resona Holdings Inc.	Banks		11,700	49,214
	Resorttrust Inc.	Hotels, Restaurants & Leisure		400	6,690
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals		3,700	37,636
	Rinnai Corp.	Household Durables		188	21,080
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment		436	42,653
	Rohto Pharmaceutical Co. Ltd.	Personal Products		536	14,324
	Ryohin Keikaku Co. Ltd.	Multiline Retail		1,300	30,800
	Sankyo Co. Ltd.	Leisure Equipment & Products		272	7,220
	Sankyu Inc.	Road & Rail		272	11,963
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals		1,900	26,187
	Sanwa Holdings Corp.	Building Products		1,100	14,424
	Sapporo Holdings Ltd.	Beverages		300	6,225
	Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals		188	9,136
	SBI Holdings Inc.	Capital Markets		1,312	35,620
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment		192	16,924
	SCSK Corp.	IT Services		224	13,298
	Secom Co. Ltd.	Commercial Services & Supplies		1,016	85,629
	Sega Sammy Holdings Inc.	Leisure Equipment & Products		1,026	16,035
	Seibu Holdings Inc.	Road & Rail		1,072	11,836
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals		1,500	24,434
	Seino Holdings Co. Ltd.	Road & Rail		700	9,768
	Sekisui Chemical Co. Ltd.	Household Durables		1,900	36,538
	Sekisui House Ltd.	Household Durables		3,100	66,601
	Sekisui House Reit Inc.	Equity Real Estate Investment Trusts (REITs	)	16	13,321
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing		4,200	169,634
	Seven Bank Ltd.	Banks		3,500	8,014
	SG Holdings Co. Ltd.	Air Freight & Logistics		2,244	51,521
	Sharp Corp.	Household Durables		800	13,828
	Shikoku Electric Power Co. Inc.	Electric Utilities		800	6,226
	Shimadzu Corp.	Electronic Equipment, Instruments & Components		1,500	54,367
	Shimamura Co. Ltd.	Specialty Retail		116	13,406
	SHIMANO Inc.	Leisure Equipment & Products		420	100,249
	Shimizu Corp.	Construction & Engineering		3,000	24,326
	Shin-Etsu Chemical Co. Ltd.	Chemicals		2,152	362,432
	Shinko Electric Industries Co. Ltd.	Semiconductors & Semiconductor Equipment		400	12,398
	Shinsei Bank Ltd.	Banks		900	14,571
	Shionogi & Co. Ltd.	Pharmaceuticals		1,512	81,443
	Ship Healthcare Holdings Inc.	Health Care Providers & Services		400	11,258
	Shiseido Co. Ltd.	Personal Products		2,108	141,589
	SHO-BOND Holdings Co. Ltd.	Construction & Engineering		240	10,360
a	Shochiku Co. Ltd.	Entertainment		56	6,953
	Shoei Co. Ltd.	Real Estate Management & Development		2,000	23,620
	Showa Denko K.K.	Chemicals		752	21,437
	Sky Perfect JSAT Holdings Inc.	Media		800	3,562
a	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure		1,000	14,986
	SMC Corp.	Machinery		310	180,417
	SMS Co. Ltd.	Professional Services		280	8,565
	Softbank Corp.	Wireless Telecommunication Services		14,900	193,970
	SoftBank Group Corp.	Wireless Telecommunication Services		7,520	634,947
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies		328	15,524
	Sojitz Corp.	Trading Companies & Distributors		6,400	18,071
	Sompo Holdings Inc.	Insurance		1,736	66,644
	Sony Corp.	Household Durables		6,700	703,045
	Sotetsu Holdings Inc.	Road & Rail		400	8,974
	Square Enix Holdings Co. Ltd.	Entertainment		400	22,262

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Japan (continued)
	Stanley Electric Co. Ltd.	Auto Components	816	$24,332
	Subaru Corp.	Automobiles	3,300	65,821
	Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	184	14,603
	Sumco Corp.	Semiconductors & Semiconductor Equipment	1,300	29,718
	Sumitomo Bakelite Co. Ltd.	Chemicals	136	5,569
	Sumitomo Chemical Co. Ltd.	Chemicals	8,200	42,521
	Sumitomo Corp.	Trading Companies & Distributors	6,100	87,056
	Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	900	15,695
	Sumitomo Electric Industries Ltd.	Auto Components	4,100	61,519
	Sumitomo Forestry Co. Ltd.	Household Durables	700	15,115
	Sumitomo Heavy Industries Ltd.	Machinery	636	17,699
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	1,300	56,224
	Sumitomo Mitsui Financial Group Inc.	Banks	6,988	253,402
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	2,100	74,232
	Sumitomo Rubber Industries Ltd.	Auto Components	1,000	11,810
	Sundrug Co. Ltd.	Food & Staples Retailing	340	12,462
	Suntory Beverage & Food Ltd.	Beverages	640	23,833
	Sushiro Global Holdings Ltd	Hotels, Restaurants & Leisure	560	24,782
	Suzuken Co. Ltd.	Health Care Providers & Services	400	15,656
	Suzuki Motor Corp.	Automobiles	2,432	110,595
	Sysmex Corp.	Health Care Equipment & Supplies	976	105,328
	T&D Holdings Inc.	Insurance	2,900	37,424
	Taiheiyo Cement Corp.	Construction Materials	600	15,806
	Taisei Corp.	Construction & Engineering	1,040	40,188
	Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	216	13,957
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	639	30,071
	Takara Bio Inc.	Biotechnology	272	7,306
	Takara Holdings Inc.	Beverages	900	12,274
	Takashimaya Co. Ltd.	Multiline Retail	800	8,550
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	8,290	298,965
	TBS Holdings Inc.	Media	172	3,381
	TDK Corp.	Electronic Equipment, Instruments & Components	650	90,176
	TechnoPro Holdings Inc.	Professional Services	176	14,685
	Teijin Ltd.	Chemicals	1,000	17,258
	Terumo Corp.	Health Care Equipment & Supplies	3,560	128,837
	The Bank of Kyoto Ltd.	Banks	400	24,652
	The Chiba Bank Ltd.	Banks	3,400	22,308
	The Chugoku Bank Ltd.	Banks	900	7,615
	The Chugoku Electric Power Co. Inc.	Electric Utilities	1,600	19,678
	The Dai-ichi Life Holdings Inc.	Insurance	5,700	98,112
	The Iyo Bank Ltd.	Banks	1,400	8,413
	The Shizuoka Bank Ltd.	Banks	2,700	21,258
	THK Co. Ltd.	Machinery	580	20,103
	TIS Inc.	IT Services	1,300	31,071
	Tobu Railway Co. Ltd.	Road & Rail	1,072	28,871
	Toda Corp.	Construction & Engineering	1,200	8,807
	Toho Co. Ltd.	Entertainment	560	22,755
	Toho Gas Co. Ltd.	Gas Utilities	463	28,618
	Tohoku Electric Power Co. Inc.	Electric Utilities	2,600	24,588
	Tokai Carbon Co. Ltd.	Chemicals	1,100	17,789
	Tokai Rika Co. Ltd.	Auto Components	272	4,618
	Tokio Marine Holdings Inc.	Insurance	3,482	165,907
	Tokuyama Corp.	Chemicals	400	10,110
	Tokyo Century Corp.	Diversified Financial Services	332	22,354
a	Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	8,400	28,051
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	800	338,751
	Tokyo Gas Co. Ltd.	Gas Utilities	2,297	51,189
	Tokyo Ohka Kogyo Co. Ltd.	Chemicals	192	12,024
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	1,072	16,308
	TOKYU Corp.	Road & Rail	2,700	36,016
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	3,200	18,968
	Toppan Printing Co. Ltd.	Commercial Services & Supplies	1,500	25,385
	Toray Industries Inc.	Chemicals	8,200	52,873

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry		Shares	Value

	Common Stocks (continued)
	Japan (continued)
	Toshiba Corp.	Industrial Conglomerates		2,380	$80,554
	Toshiba Tec Corp.	Technology Hardware, Storage & Peripherals		120	4,404
	Tosoh Corp.	Chemicals		1,472	28,214
	TOTO Ltd.	Building Products		756	46,523
	Toyo Seikan Group Holdings Ltd.	Containers & Packaging		800	9,528
	Toyo Suisan Kaisha Ltd.	Food Products		471	19,820
	Toyo Tire Corp.	Auto Components		536	9,498
	Toyoda Gosei Co. Ltd.	Auto Components		400	10,527
	Toyota Boshoku Corp.	Auto Components		300	4,968
	Toyota Industries Corp.	Auto Components		900	80,308
	Toyota Motor Corp.	Automobiles		13,341	1,040,236
	Toyota Tsusho Corp.	Trading Companies & Distributors		1,200	50,443
	Trend Micro Inc.	Software		608	30,483
	TS TECH Co. Ltd.	Auto Components		600	8,954
	Tsumura & Co.	Pharmaceuticals		400	14,317
	Tsuruha Holdings Inc.	Food & Staples Retailing		194	25,071
	TV Asahi Holdings Corp.	Media		136	2,561
	Ube Industries Ltd.	Chemicals		536	11,438
	Ulvac Inc.	Semiconductors & Semiconductor Equipment		272	11,458
	Unicharm Corp.	Household Products		2,100	88,276
	United Urban Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	12	16,138
	Ushio Inc.	Electrical Equipment		600	7,922
	USS Co. Ltd.	Specialty Retail		1,100	21,542
	Welcia Holdings Co. Ltd.	Food & Staples Retailing		544	18,708
	West Japan Railway Co.	Road & Rail		1,020	56,631
	Yakult Honsha Co. Ltd.	Food Products		687	34,816
	Yamada Holdings Co. Ltd.	Specialty Retail		4,000	21,611
	Yamaguchi Financial Group Inc.	Banks		1,200	7,993
	Yamaha Corp.	Leisure Equipment & Products		800	43,511
	Yamaha Motor Co. Ltd.	Automobiles		1,496	36,703
	Yamato Holdings Co. Ltd.	Air Freight & Logistics		1,820	49,988
	Yamato Kogyo Co. Ltd.	Metals & Mining		136	4,043
	Yamazaki Baking Co. Ltd.	Food Products		672	10,880
	Yaoko Co. Ltd.	Food & Staples Retailing		136	8,369
	YASKAWA Electric Corp.	Machinery		1,420	70,807
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components		1,300	23,976
	Yokohama Rubber Co. Ltd.	Auto Components		600	10,751
	Z Holdings Corp.	Interactive Media & Services		14,100	70,258
	Zenkoku Hosho Co. Ltd.	Diversified Financial Services		272	12,505
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure		500	12,810
	Zeon Corp.	Chemicals		800	12,807
	Zozo Inc.	Internet & Direct Marketing Retail		536	15,862

	Total Common Stocks (Cost $24,527,047) 98.1%				24,107,061

	Short Term Investments (Cost $13,379) 0.1%

	Short-Term Investments 0.1%
	United States 0.1%
b,c	Institutional Fiduciary Trust Portfolio, 0.01%	Money Market Funds		13,379	13,379

	Total Investments (Cost $24,540,426) 98.2%				24,120,440
	Other Assets, less Liabilities 1.8%				442,746

	Net Assets 100.0%				$24,563,186

See Abbreviations on page 355.

aNon-income producing.

bSee Note 3(c) regarding investments in affiliated management investment companies.

cThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

At March 31, 2021 the Fund had the following forward exchange contracts outstanding. See Note1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Japanese Yen	DBAB	Buy	729,885,000	$6,607,088	4/02/21	$—	$(1,794)
Japanese Yen	HSBK	Buy	729,885,000	6,605,193	4/02/21	102	—
Japanese Yen	MSCO	Buy	298,589,000	2,702,095	4/02/21	68	—
Japanese Yen	UBSW	Buy	729,885,000	6,605,228	4/02/21	66	—
Japanese Yen	DBAB	Sell	729,885,000	6,853,309	4/02/21	248,015	—
Japanese Yen	HSBK	Sell	729,885,000	6,853,149	4/02/21	247,854	—
Japanese Yen	MSCO	Sell	298,589,000	2,803,538	4/02/21	101,375	—
Japanese Yen	UBSW	Sell	729,885,000	6,853,277	4/02/21	247,983	—
Japanese Yen	DBAB	Sell	800,874,000	7,252,113	5/07/21	1,959	—
Japanese Yen	HSBK	Sell	800,874,000	7,249,992	5/07/21	—	(162)
Japanese Yen	HSBK	Sell	327,630,000	2,965,887	5/07/21	—	(82)
Japanese Yen	UBSW	Sell	800,874,000	7,250,025	5/07/21	—	(129)

Total Forward Exchange Contracts						$847,422	$(2,167)

Net unrealized appreciation (depreciation)							$845,255

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Nikkei 225 Mini	Long	13	$343,294	6/10/21	$389

*As of period end.

See Note 8 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Latin America ETF

	Year ended March 31,

	2021	2020	2019[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$15.20	$26.41	$26.17

Income from investment operations[b]:

Net investment income[c]	0.57	0.77	0.38

Net realized and unrealized gains (losses)	7.13	(11.08)	(0.02)

Total from investment operations	7.70	(10.31)	0.36

Less distributions from net investment income	(0.50)	(0.90)	(0.12)

Net asset value, end of year	$22.40	$15.20	$26.41

Total return[d]	50.80%	(40.49)%	1.42%

Ratios to average net assets[e]

Total expenses	0.19%	0.21%	0.19%

Net investment income	2.86%	2.97%	3.08%

Supplemental data

Net assets, end of year (000’s)	$4,480	$1,520	$2,641

Portfolio turnover rate[f]	10.21%[g]	12.74%[g]	4.08%

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creation was as follows:	10.21%	12.74%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin FTSE Latin America ETF

		Industry	Shares	Value
	Common Stocks 81.8%
	Brazil 46.7%
a	Aliansce Sonae Shopping Centers SA	Real Estate Management & Development	1,000	$4,877
	Ambev SA	Beverages	32,200	87,248
	Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	2,900	11,933
a	Azul SA	Airlines	2,000	13,415
a	B2W Cia Digital	Internet & Direct Marketing Retail	1,583	17,042
	B3 SA – Brasil Bolsa Balcao	Capital Markets	15,100	146,157
	Banco Bradesco SA	Banks	9,290	38,704
	Banco BTG Pactual SA	Capital Markets	1,700	29,237
	Banco do Brasil SA	Banks	6,300	33,995
	Banco Inter SA	Banks	800	7,433
	Banco Santander Brasil SA	Banks	2,700	18,947
	BB Seguridade Participacoes SA	Insurance	5,000	21,487
a	BR Malls Participacoes SA	Real Estate Management & Development	6,200	11,119
a	BRF SA	Food Products	4,700	21,005
	CCR SA	Transportation Infrastructure	8,200	18,774
	Centrais Eletricas Brasileiras SA	Electric Utilities	3,000	18,219
	Cia Brasileira de Distribuicao	Food & Staples Retailing	1,200	7,056
	Cia de Saneamento do Parana	Water Utilities	1,850	7,212
	Cia Siderurgica Nacional SA	Metals & Mining	4,700	31,566
	Cielo SA	IT Services	8,200	5,406
a	Cogna Educacao	Diversified Consumer Services	13,800	9,733
	Companhia de Locacao das Americas	Road & Rail	2,500	10,978
	Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	2,500	18,253
	Companhia Energetica de Minas Gerais	Electric Utilities	1,428	3,996
	Companhia Paranaense de Energia-Copel	Electric Utilities	1,600	1,985
	Cosan SA	Oil, Gas & Consumable Fuels	2,354	38,130
	CPFL Energia SA	Electric Utilities	1,400	7,547
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	Household Durables	2,100	9,173
	Duratex SA	Paper & Forest Products	2,200	7,286
	EDP – Energias do Brasil SA	Electric Utilities	2,200	7,715
	Energisa SA	Electric Utilities	1,800	14,424
a	Eneva SA	Independent Power and Renewable Electricity Producers	5,000	14,797
	Engie Brasil Energia SA	Independent Power and Renewable Electricity Producers	1,300	9,636
	Equatorial Energia SA	Electric Utilities	6,600	29,006
	Ez Tec Empreendimentos e Participacoes SA	Household Durables	700	3,976
	Fleury SA	Health Care Providers & Services	1,800	8,166
	Grendene SA	Textiles, Apparel & Luxury Goods	2,000	2,800
	Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	600	1,458
b,c	Hapvida Participacoes e Investimentos SA, 144A, Reg S	Health Care Providers & Services	7,800	20,568
	Hypera SA	Pharmaceuticals	3,000	17,028
	IRB Brasil Resseguros SA	Insurance	8,274	8,988
	Itau Unibanco Holding SA	Banks	3,400	15,129
a	Klabin SA	Containers & Packaging	2,300	11,262
	Localiza Rent a Car SA	Road & Rail	4,105	43,451
b	Locaweb Servicos de Internet SA, 144A	IT Services	2,900	11,743
	Lojas Americanas SA	Multiline Retail	2,118	7,807
	Lojas Renner SA	Multiline Retail	5,860	44,228
	M Dias Branco SA	Food Products	600	3,264
	Magazine Luiza SA	Multiline Retail	19,524	70,028
a	Marfrig Global Foods SA	Food Products	2,800	8,738
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	2,000	8,680
a	Natura & Co. Holding SA	Personal Products	6,200	52,892
	Neoenergia SA	Electric Utilities	1,800	5,311

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STATEMENT OF INVESTMENTS

Franklin FTSE Latin America ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Brazil (continued)
	Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	3,800	$55,758
	Odontoprev SA	Health Care Providers & Services	2,000	4,661
	Petrobras Distribuidora SA	Specialty Retail	5,400	21,129
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	27,300	115,818
	Porto Seguro SA	Insurance	700	5,828
	Qualicorp Consultoria e Corretora de Seguros SA	Health Care Providers & Services	1,800	9,681
	Raia Drogasil SA	Food & Staples Retailing	8,500	37,748
	Rede D’Or Sao Luiz SA	Health Care Providers & Services	1,100	12,653
a	Rumo SA	Road & Rail	9,200	33,014
	Sao Martinho SA	Food Products	1,200	6,307
a	Sendas Distribuidora SA	Food & Staples Retailing	1,200	15,702
	Sul America SA	Insurance	2,200	13,322
a	Suzano SA	Paper & Forest Products	5,400	65,598
	Telefonica Brasil SA	Diversified Telecommunication Services	3,300	25,865
	TIM SA	Wireless Telecommunication Services	6,000	13,472
	Totvs SA	Software	3,600	18,456
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	1,600	11,035
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	5,928	22,281
	Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	1,200	3,804
	Vale SA	Metals & Mining	24,280	421,533
[a]	Via Varejo SA	Specialty Retail	8,600	18,395
	WEG SA	Electrical Equipment	5,500	72,671
	YDUQS Participacoes SA	Diversified Consumer Services	2,200	10,413

				2,094,152

	Chile 7.5%
	AES Gener SA	Independent Power and Renewable Electricity Producers	25,420	4,319
	Aguas Andinas SA, A	Water Utilities	20,312	6,302
	Banco de Chile	Banks	321,626	38,023
	Banco de Credito e Inversiones SA	Banks	348	18,457
	Banco Santander Chile	Banks	455,724	28,546
	CAP SA	Metals & Mining	548	8,900
	Cencosud SA	Food & Staples Retailing	9,906	21,236
	Cencosud Shopping SA	Real Estate Management & Development	3,558	7,430
a	Cia Sud Americana de Vapores SA	Marine	125,072	6,755
	Colbun SA	Independent Power and Renewable Electricity Producers	53,524	10,446
	Compania Cervecerias Unidas SA	Beverages	1,092	9,604
	E CL SA	Electric Utilities	3,680	4,200
	Empresa Nacional de Telecomunicaciones SA	Wireless Telecommunication Services	998	6,286
	Empresas CMPC SA	Paper & Forest Products	8,822	28,404
	Empresas COPEC SA	Oil, Gas & Consumable Fuels	3,590	44,465
	Enel Americas SA	Electric Utilities	197,306	32,985
a	Enel Chile SA	Electric Utilities	194,848	15,210
	Falabella SA	Multiline Retail	5,858	26,681
a	Itau CorpBanca Chile SA	Banks	1,252,536	4,812
	Parque Arauco SA	Real Estate Management & Development	4,446	8,695
	Plaza SA	Real Estate Management & Development	2,196	4,571

				336,327

	Colombia 2.0%
	Bancolombia SA	Banks	2,022	15,818
	Cementos Argos SA	Construction Materials	3,580	5,017
a	Corporacion Financiera Colombiana	Diversified Financial Services	866	7,713
	Ecopetrol SA	Oil, Gas & Consumable Fuels	34,864	22,446
	Grupo Argos SA	Construction Materials	2,218	7,110
	Grupo de Inversiones Suramericana SA	Diversified Financial Services	1,842	10,876
	Interconexion Electrica SA ESP	Electric Utilities	3,258	19,947

				88,927

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STATEMENT OF INVESTMENTS

Franklin FTSE Latin America ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Mexico 24.7%
	Alfa SAB de CV	Industrial Conglomerates		14,606	$8,424
a	Alpek SAB de CV	Chemicals		2,752	2,565
	America Movil SAB de CV, L	Wireless Telecommunication Services		224,958	153,487
	Arca Continental SAB de CV	Beverages		3,262	16,078
a	Banco Santander (Mexico), S.A., Institucion de Banca Multiple, Grupo Financiero Santander, B	Banks		4,232	4,658
	Becle SAB de CV	Beverages		4,054	9,265
a	Cemex SAB de CV	Construction Materials		111,806	78,798
	Coca-Cola FEMSA SA de CV	Beverages		3,886	17,931
	Concentradora Fibra Danhos SA de CV	Equity Real Estate Investment Trusts (REITs	)	1,694	2,111
a	Controladora Nemak SAB de CV	Auto Components		22,266	2,797
	El Puerto de Liverpool SAB de CV	Multiline Retail		1,478	5,174
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	21,698	25,335
	Fomento Economico Mexicano SAB de CV	Beverages		13,460	101,369
	Gruma SAB de CV	Food Products		1,560	18,405
a	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure		2,464	15,477
a	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure		2,800	29,239
a	Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure		1,470	26,082
	Grupo Bimbo SAB de CV, A	Food Products		16,550	34,701
a	Grupo Carso SAB de CV	Industrial Conglomerates		3,364	9,187
	Grupo Cementos de Chihuahua SAB de CV	Construction Materials		1,202	8,334
	Grupo Elektra SAB de CV	Banks		468	31,434
a	Grupo Financiero Banorte SAB de CV	Banks		21,294	119,820
a	Grupo Financiero Inbursa SAB de CV	Banks		15,784	14,326
	Grupo Lala SAB de CV	Food Products		4,340	2,895
	Grupo Mexico SAB de CV, B	Metals & Mining		23,296	122,352
a	Grupo Televisa SA	Media		15,876	28,229
	Industrias Bachoco SAB de CV, B	Food Products		1,186	3,944
a	Industrias Penoles SA	Metals & Mining		910	11,725
a	Infraestructura Energetica Nova SAB de CV	Gas Utilities		3,786	14,596
	Kimberly-Clark de Mexico SAB de CV, A	Household Products		6,164	10,523
	Megacable Holdings SAB de CV	Media		2,216	7,932
	Orbia Advance Corp. SAB de CV	Chemicals		7,466	19,913
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure		1,616	12,350
	Qualitas Controladora SAB de CV	Insurance		1,262	6,934
a	Telesites SAB de CV	Diversified Telecommunication Services		9,194	9,549
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		38,014	119,780

					1,105,719

	United States 0.9%
	JBS SA	Food Products		7,100	38,098

	Total Common Stocks (Cost $3,751,207)				3,663,223

	Preferred Stocks 18.2%
	Brazil 16.2%
d	Alpargatas SA, 0.149%, pfd.	Textiles, Apparel & Luxury Goods		1,250	8,161
d	Banco Bradesco SA, 2.477%, pfd.	Banks		31,442	149,159
d	Banco Inter SA, 0.134%, pfd.	Banks		2,000	18,465
d	Bradespar SA, 2.932%, pfd.	Metals & Mining		1,600	19,368
a	Braskem SA, pfd., A	Chemicals		1,400	9,847
d	Centrais Eletricas Brasileiras SA, 9.671%, pfd.	Electric Utilities		2,000	12,337
d	Cia de Transmissao de Energia Eletrica Paulista, 13.193%, pfd.	Electric Utilities		1,400	6,284
d	Cia Energetica de Sao Paulo, 8.082%, pfd.	Independent Power and Renewable Electricity Producers		1,400	6,986

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STATEMENT OF INVESTMENTS

Franklin FTSE Latin America ETF (continued)

		Industry	Shares	Value
	Preferred Stocks (continued)
	Brazil (continued)
d	Companhia Energetica de Minas Gerais, 4.635%, pfd.	Electric Utilities	7,435	$17,168
d	Companhia Paranaense de Energia, 43.478%, pfd.	Electric Utilities	7,400	9,350
d	Gerdau SA, 1.489%, pfd.	Metals & Mining	7,900	42,307
d	Itau Unibanco Holding SA, 1.949%, pfd.	Banks	35,500	175,959
d	Itausa SA, 2.490%, pfd.	Banks	33,200	60,717
d	Lojas Americanas SA, 0.957%, pfd.	Multiline Retail	5,855	23,200
	Metalurgica Gerdau SA, 1.939%, pfd.	Metals & Mining	5,300	12,595
d	Petroleo Brasileiro SA, 0.004%, pfd.	Oil, Gas & Consumable Fuels	33,800	144,352
d	Usinas Siderurgicas de Minas Gerais SA Usiminas, 0.251%, pfd.	Metals & Mining	3,000	9,091

				725,346

	Chile 1.1%
d	Embotelladora Andina SA, 5.990%, pfd., B	Beverages	1,388	3,690
d	Sociedad Quimica y Minera de Chile SA, 1.135%, pfd., B	Chemicals	882	47,280

				50,970

	Colombia 0.9%
d	Bancolombia SA, 3.225%, pfd.	Banks	3,312	26,298
d	Grupo Aval Acciones y Valores SA, 5.245%, pfd.	Banks	30,000	9,339
d	Grupo de Inversiones Suramericana SA, 3.347%, pfd.	Diversified Financial Services	582	2,999

				38,636

	Total Preferred Stocks (Cost $940,603)			814,952

	Rights 0.0%†
	Chile 0.0%†
a	Sociedad Quimica y Minera de Chile SA, rts., 4/24/21	Chemicals	164	657

	Total Investments (Cost $4,691,810) 100.0%			4,478,832
	Other Assets, less Liabilities 0.0%†			868

	Net Assets 100.0%			$4,479,700

See Abbreviations on page 355.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $32,311, representing 0.7% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the value of this security was $20,568, representing 0.5% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

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Financial Highlights

Franklin FTSE Mexico ETF

	Year Ended March 31,

	2021	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$14.35	$22.11	$24.98	$24.90

Income from investment operations[b]:

Net investment income[c]	0.33	0.64	0.51	0.12

Net realized and unrealized gains (losses)	7.78	(7.73)	(2.86)	0.04

Total from investment operations	8.11	(7.09)	(2.35)	0.16

Less distributions from net investment income	(0.32)	(0.67)	(0.52)	(0.08)

Net asset value, end of year	$22.14	$14.35	$22.11	$24.98

Total return[d]	56.94%	(33.13)%	(9.28)%	0.63%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%	0.19%	0.19%

Net investment income	1.80%	2.93%	2.21%	1.18%

Supplemental data

Net assets, end of year (000’s)	$5,536	$2,871	$4,422	$2,498

Portfolio turnover rate[f]	18.32%[g]	19.32%[g]	10.31%	9.64%

aFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	18.32%	19.32%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin FTSE Mexico ETF

		Industry		Shares	Value
	Common Stocks 99.9%
	Mexico 99.9%
	Alfa SAB de CV	Industrial Conglomerates		101,570	$58,577
a	Alpek SAB de CV	Chemicals		19,120	17,821
	America Movil SAB de CV, L	Wireless Telecommunication Services		947,010	646,136
	Arca Continental SAB de CV	Beverages		22,610	111,445
a	Banco Santander (Mexico), S.A., Institucion de Banca Multiple, Grupo Financiero Santander, B	Banks		29,085	32,013
	Becle SAB de CV	Beverages		28,070	64,151
a	Cemex SAB de CV	Construction Materials		340,925	240,275
	Coca-Cola FEMSA SA de CV	Beverages		26,920	124,216
	Concentradora Fibra Danhos SA de CV	Equity Real Estate Investment Trusts (REITs	)	11,715	14,600
a	Controladora Nemak SAB de CV	Auto Components		152,005	19,093
	El Puerto de Liverpool SAB de CV	Multiline Retail		10,125	35,446
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	139,660	163,069
	Fomento Economico Mexicano SAB de CV	Beverages		59,375	447,159
	Gruma SAB de CV	Food Products		10,785	127,240
a	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure		17,175	107,882
a	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure		15,425	161,076
a	Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure		9,255	164,211
	Grupo Bimbo SAB de CV, A	Food Products		84,680	177,550
a	Grupo Carso SAB de CV	Industrial Conglomerates		23,335	63,731
	Grupo Cementos de Chihuahua SAB de CV	Construction Materials		8,360	57,963
	Grupo Elektra SAB de CV	Banks		2,552	171,411
a	Grupo Financiero Banorte SAB de CV	Banks		91,745	516,244
a	Grupo Financiero Inbursa SAB de CV	Banks		109,255	99,160
	Grupo Lala SAB de CV	Food Products		30,145	20,111
	Grupo Mexico SAB de CV, B	Metals & Mining		100,445	527,544
a	Grupo Televisa SA	Media		95,775	170,294
	Industrias Bachoco SAB de CV, B	Food Products		8,240	27,402
a	Industrias Penoles SA	Metals & Mining		6,350	81,819
a	Infraestructura Energetica Nova SAB de CV	Gas Utilities		26,240	101,161
	Kimberly-Clark de Mexico SAB de CV, A	Household Products		42,685	72,871
	Megacable Holdings SAB de CV	Media		15,360	54,982
	Orbia Advance Corp. SAB de CV	Chemicals		51,930	138,502
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure		11,195	85,553
	Qualitas Controladora SAB de CV	Insurance		8,775	48,214
a	Telesites SAB de CV	Diversified Telecommunication Services		64,185	66,662
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		164,135	517,181

	Total Investments (Cost $5,117,056) 99.9%				5,532,765
	Other Assets, less Liabilities 0.1%				3,137

	Net Assets 100.0%				$5,535,902

See Abbreviations on page 355.

aNon-income producing.

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Financial Highlights

Franklin FTSE Russia ETF

	Year Ended March 31,

	2021	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$18.91	$23.37	$24.24	$23.90

Income from investment operations[b]:

Net investment income (loss)[c]	1.41	1.73	1.03	(0.00)[d]

Net realized and unrealized gains (losses)	8.34	(4.44)	(1.26)	0.34

Total from investment operations	9.75	(2.71)	(0.23)	0.34

Less distributions from net investment income	(1.68)	(1.75)	(0.64)	—

Net asset value, end of year	$26.98	$18.91	$23.37	$24.24

Total return[e]	52.27%	(13.90)%	(0.63)%	1.42%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%

Expenses net of waiver and payments by affiliates	0.19%	0.19%	—%	—%

Net investment income (loss)	6.02%	6.49%	4.57%	(0.13)%

Supplemental data

Net assets, end of year (000’s)	$10,794	$13,240	$11,683	$2,424

Portfolio turnover rate[g]	18.82%[h]	15.74%[h]	31.57%	7.58%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	18.82%	15.74%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin FTSE Russia ETF

		Industry	Shares	Value
	Common Stocks 95.1%
	Russia 95.1%
a	Aeroflot – Russian Airlines PJSC	Airlines	92,000	$81,939
	Alrosa PJSC	Metals & Mining	198,640	278,158
a	Credit Bank of Moscow PJSC	Banks	1,223,016	115,275
	Federal Grid Co. Unified Energy System PJSC	Electric Utilities	24,127,536	69,329
	Federal Hydrogenerating Co.	Electric Utilities	10,655,152	114,892
	Gazprom PJSC	Oil, Gas & Consumable Fuels	438,152	1,324,283
	Inter RAO UES PJSC	Electric Utilities	3,289,816	223,478
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	15,128	1,225,865
	M.Video PJSC	Specialty Retail	1,936	18,663
	Magnit PJSC	Food & Staples Retailing	4,408	311,343
	Magnitogorsk Iron & Steel Works	Metals & Mining	164,272	131,211
	MMC Norilsk Nickel PJSC	Metals & Mining	1,544	486,393
	Mobile TeleSystems PJSC	Wireless Telecommunication Services	66,648	278,970
	Moscow Exchange MICEX	Capital Markets	124,272	286,001
	Mosenergo PAO	Electric Utilities	746,296	22,532
	NLMK PJSC	Metals & Mining	96,808	309,350
	NovaTek PJSC	Oil, Gas & Consumable Fuels	46,720	923,156
	PhosAgro PJSC	Chemicals	3,272	175,344
	Polyus Gold OJSC	Metals & Mining	1,648	305,175
	Rosneft PJSC	Oil, Gas & Consumable Fuels	48,376	365,709
	Rosseti PJSC	Electric Utilities	2,737,304	54,787
a	Rostelecom PJSC	Diversified Telecommunication Services	87,144	124,302
	Sberbank of Russia PJSC	Banks	421,608	1,620,471
	Severstal PAO	Metals & Mining	15,088	307,479
	Sistema PJSFC	Wireless Telecommunication Services	267,824	121,502
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	325,580	148,954
	Tatneft PAO	Oil, Gas & Consumable Fuels	48,688	385,474
	Unipro PJSC	Independent Power and Renewable Electricity Producers	960,528	37,508
a	United Co RUSAL International PJSC	Metals & Mining	236,440	154,978
	VTB Bank PJSC	Banks	468,176,796	264,284

	Total Common Stocks (Cost $9,093,419)			10,266,805

	Preferred Stocks 5.0%
	Russia 5.0%
b	Bashneft PJSC, 8.296%, pfd	Oil, Gas & Consumable Fuels	1,784	30,698
b	Surgutneftegas PJSC, 2.310%, pfd.	Oil, Gas & Consumable Fuels	351,036	195,230
b	Tatneft PJSC, 1.966%, pfd.	Oil, Gas & Consumable Fuels	4,768	35,136
b	Transneft PJSC, 7.924%, pfd.	Oil, Gas & Consumable Fuels	140	271,681

	Total Preferred Stocks (Cost $600,898)			532,745

	Total Investments (Cost $9,694,317) 100.1%			10,799,550
	Other Assets, less Liabilities (0.1)%			(5,685)

	Net Assets 100.0%			$10,793,865

aNon-income producing.

bVariable rate security. The rate shown represents the yield at period end.

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Financial Highlights

Franklin FTSE Saudi Arabia ETF

	Year Ended March 31,

	2021	2020	2019[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$20.15	$27.89	$24.71

Income from investment operations[b]:

Net investment income[c]	0.52	0.89	0.11

Net realized and unrealized gains (losses)	10.23	(7.80)	3.07

Total from investment operations	10.75	(6.91)	3.18

Less distributions from net investment income	(0.57)	(0.83)	—

Net asset value, end of year	$30.33	$20.15	$27.89

Total return[d]	54.12%	(25.51)%	12.87%

Ratios to average net assets[e]

Total expenses	0.39%	0.39%	0.39%

Net investment income	2.11%	3.46%	0.93%

Supplemental data

Net assets, end of year (000’s)	$ 3,033	$ 2,015	$ 2,789

Portfolio turnover rate[f]	16.74%[g]	32.37%[g]	12.41%

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	16.74%	32.37%

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Statement of Investments, March 31, 2021

Franklin FTSE Saudi Arabia ETF

		Industry	Shares	Value
	Common Stocks 99.8%
	Saudi Arabia 99.8%
	Abdullah Al Othaim Markets Co.	Food & Staples Retailing	622	$20,963
	Advanced Petrochemical Co.	Chemicals	1,494	29,080
	Al-Rajhi Bank	Banks	14,092	371,238
a	Alinma Bank	Banks	13,796	67,685
	Almarai Co. JSC	Food Products	3,546	49,166
	Arab National Bank	Banks	9,044	50,352
	Arabian Centres Co. Ltd.	Real Estate Management & Development	2,304	13,700
	Bank Al-Jazira	Banks	5,656	23,617
	Bank AlBilad	Banks	5,174	48,561
	Banque Saudi Fransi	Banks	8,274	73,576
a	Bupa Arabia for Cooperative Insurance Co.	Insurance	806	25,703
	Dallah Healthcare Co.	Health Care Providers & Services	484	6,801
a	Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	7,450	18,275
	Dr Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	1,166	38,552
a	Emaar Economic City	Real Estate Management & Development	5,864	16,730
a	Etihad Etisalat Co.	Wireless Telecommunication Services	5,312	41,854
a	Fawaz Abdulaziz Al Hokair & Co.	Specialty Retail	904	5,428
	Jarir Marketing Co.	Specialty Retail	828	40,181
a	Mobile Telecommunications Co.	Wireless Telecommunication Services	6,176	24,701
	Mouwasat Medical Services Co.	Health Care Providers & Services	670	28,048
	National Commercial Bank	Banks	15,002	212,406
a	National Industrialization Co.	Chemicals	4,614	18,651
	National Petrochemical Co.	Chemicals	1,690	19,512
a	Rabigh Refining and Petrochemical Co.	Oil, Gas & Consumable Fuels	3,084	13,897
	Riyad Bank	Banks	20,110	120,325
	Sahara International Petrochemical Co.	Chemicals	5,058	29,805
a	Samba Financial Group	Banks	13,230	135,814
a	Saudi Airlines Catering Co.	Hotels, Restaurants & Leisure	564	11,429
	Saudi Arabian Fertilizer Co.	Chemicals	2,474	64,911
a	Saudi Arabian Mining Co.	Metals & Mining	5,686	86,418
b,c	Saudi Aramco, 144A, Reg S	Oil, Gas & Consumable Fuels	29,768	285,742
	Saudi Basic Industries Corp.	Chemicals	10,468	327,683
	Saudi British Bank	Banks	12,524	87,993
	Saudi Cement Co.	Construction Materials	1,052	18,625
	Saudi Electricity Co.	Electric Utilities	11,016	69,026
a	Saudi Ground Services Co.	Transportation Infrastructure	1,258	10,868
	Saudi Industrial Investment Group	Chemicals	3,104	26,899
a	Saudi Kayan Petrochemical Co.	Chemicals	10,348	43,981
a	Saudi Research and Marketing Group	Media	454	9,430
	Saudi Telecom Co.	Diversified Telecommunication Services	7,154	241,875
	Saudia Dairy & Foodstuff Co.	Food Products	216	9,538
	Savola Al-Azizia United Co.	Food Products	3,684	38,604
a	Seera Group Holding	Hotels, Restaurants & Leisure	2,076	10,451
	Southern Province Cement Co.	Construction Materials	966	22,666
a	The Company for Cooperative Insurance	Insurance	858	17,959
	The Qassim Cement	Construction Materials	622	14,114
	Yamama Cement Co.	Construction Materials	1,398	12,357
	Yanbu Cement	Construction Materials	1,088	12,518
	Yanbu National Petrochemical Co.	Chemicals	3,276	60,447

	Total Investments (Cost $2,435,364) 99.8%			3,028,155
	Other Assets, less Liabilities 0.2%			4,884

	Net Assets 100.0%			$3,033,039

See Abbreviation on page 355.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the value of this security was $285,742, representing 9.4% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the value of this security was $285,742, representing 9.4% of net assets.

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Financial Highlights

Franklin FTSE South Africa ETF

	Year Ended March 31,

	2021	2020	2019[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$14.81	$26.62	$24.42

Income from investment operations[b]:

Net investment income[c]	1.03	2.65	0.22

Net realized and unrealized gains (losses)	11.33	(11.76)	2.04

Total from investment operations	12.36	(9.11)	2.26

Less distributions from net investment income	(0.95)	(2.70)	(0.06)

Net asset value, end of year	$26.22	$14.81	$26.62

Total return[d]	85.24%	(38.46)%	9.26%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%	0.19%

Net investment income	4.94%	10.42%	1.75%

Supplemental data

Net assets, end of year (000’s)	$2,622	$1,481	$2,662

Portfolio turnover rate[f]	11.08%[g]	21.44%[g]	7.12%

aFor the period October 10, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	11.08%	21.44%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin FTSE South Africa ETF

		Industry		Shares	Value
	Common Stocks 99.9%
	Luxembourg 1.0%
	Reinet Investments SCA	Capital Markets		1,328	$26,244

	Romania 0.9%
	NEPI Rockcastle PLC	Real Estate Management & Development		3,740	23,611

	South Africa 98.0%
	Absa Group Ltd.	Banks		6,494	55,453
	African Rainbow Minerals Ltd.	Metals & Mining		956	18,006
	Anglo American Platinum Ltd.	Metals & Mining		546	79,578
	AngloGold Ashanti Ltd.	Metals & Mining		3,764	82,039
a	Aspen Pharmacare Holdings Ltd.	Pharmaceuticals		3,450	33,728
	AVI Ltd.	Food Products		2,982	15,065
a	Barloworld Ltd.	Trading Companies & Distributors		1,772	10,833
a	Bid Corp. Ltd.	Food & Staples Retailing		3,004	58,185
	Bidvest Group Ltd.	Industrial Conglomerates		3,058	35,287
a	Capitec Bank Holdings Ltd.	Banks		788	75,770
	Clicks Group Ltd.	Food & Staples Retailing		2,244	36,533
	Coronation Fund Managers Ltd.	Capital Markets		2,322	8,617
a,b	Dis-Chem Pharmacies Ltd., Reg S	Food & Staples Retailing		3,118	4,848
	Discovery Ltd.	Insurance		3,690	33,131
a	Distell Group Holdings Ltd	Beverages		722	5,706
	Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels		2,268	26,704
	FirstRand Ltd.	Diversified Financial Services		44,358	155,067
	Fortress REIT Ltd.	Equity Real Estate Investment Trusts (REITs	)	7,972	1,566
	Fortress REIT Ltd., A	Equity Real Estate Investment Trusts (REITs	)	10,664	9,829
	Gold Fields Ltd.	Metals & Mining		7,830	72,917
	Growthpoint Properties Ltd.	Equity Real Estate Investment Trusts (REITs	)	30,206	27,002
a	Harmony Gold Mining Co. Ltd.	Metals & Mining		4,710	19,968
	Impala Platinum Holdings Ltd.	Metals & Mining		7,030	130,319
	Investec Ltd.	Capital Markets		2,590	7,590
	Kumba Iron Ore Ltd.	Metals & Mining		490	20,192
	Liberty Holdings Ltd.	Insurance		1,088	4,344
a	Life Healthcare Group Holdings Ltd.	Health Care Providers & Services		12,412	15,550
	Momentum Metropolitan Holdings	Insurance		8,854	10,439
	Mr. Price Group Ltd.	Specialty Retail		2,320	30,419
	MTN Group Ltd.	Wireless Telecommunication Services		16,264	95,659
	MultiChoice Group Ltd.	Media		4,002	34,949
	Naspers Ltd., N	Internet & Direct Marketing Retail		2,282	545,796
	Nedbank Group Ltd.	Banks		3,154	29,903
a	Netcare Ltd.	Health Care Providers & Services		12,988	12,534
	Ninety One Ltd.	Capital Markets		1,326	4,310
[a]	Northam Platinum Ltd.	Metals & Mining		3,112	54,243
	Old Mutual Ltd.	Insurance		41,240	35,274
a,b,c	Pepkor Holdings Ltd., 144A, Reg S	Specialty Retail		10,668	11,689
	Pick ‘N Pay Stores Ltd.	Food & Staples Retailing		3,102	11,291
	PSG Group Ltd.	Industrial Conglomerates		1,421	6,800
	Rand Merchant Investment Holdings Ltd.	Insurance		6,762	14,027
a	Redefine Properties Ltd.	Equity Real Estate Investment Trusts (REITs	)	48,998	12,443
	Remgro Ltd.	Diversified Financial Services		4,556	32,088
	Resilient REIT Ltd.	Equity Real Estate Investment Trusts (REITs	)	2,846	8,768
	Sanlam Ltd.	Insurance		15,088	60,827
a	Santam Ltd.	Insurance		374	6,176
a	Sappi Ltd.	Paper & Forest Products		4,926	15,336
a	Sasol Ltd.	Chemicals		5,014	71,884
	Shoprite Holdings Ltd.	Food & Staples Retailing		4,438	47,222
	Sibanye Stillwater Ltd.	Metals & Mining		26,176	115,225

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STATEMENT OF INVESTMENTS

Franklin FTSE South Africa ETF Fund (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Africa (continued)
	Standard Bank Group Ltd.	Banks	11,564	$98,229
	Telkom SA SOC Ltd.	Diversified Telecommunication Services	2,614	7,499
a	The Foschini Group Ltd.	Specialty Retail	2,918	24,265
	The Spar Group Ltd.	Food & Staples Retailing	1,744	22,427
	Tiger Brands Ltd.	Food Products	1,496	21,352
	Truworths International Ltd.	Specialty Retail	3,828	12,402
	Vodacom Group Ltd.	Wireless Telecommunication Services	5,386	46,053
[a]	Woolworths Holdings Ltd.	Multiline Retail	7,858	26,315

				2,569,671

	Total Investments (Cost $2,229,984) 99.9%			2,619,526
	Other Assets, less Liabilities 0.1%			2,717

	Net Assets 100.0%			$2,622,243

See Abbreviations on page 355.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $16,537, representing 0.6% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the value of this security was $11,689, representing 0.4% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE South Korea ETF

	Year Ended March 31,

	2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$16.52		$21.19	$25.98	$25.75

Income from investment operations[b]:

Net investment income[c]	0.54		0.36	0.40	0.10

Net realized and unrealized gains (losses)	14.72		(4.58)	(4.81)	0.40

Total from investment operations	15.26		(4.22)	(4.41)	0.50

Less distributions from net investment income	(0.30)		(0.45)	(0.38)	(0.27)

Net asset value, end of year	$31.48		$16.52	$21.19	$25.98

Total return[d]	92.55%		(20.24)%	(16.92)%	1.95%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.09%		0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%		0.09%	0.09%	—%

Net investment income	2.07%		1.78%	1.74%	0.94%

Supplemental data

Net assets, end of year (000’s)	$62,966		$11,562	$16,948	$25,981

Portfolio turnover rate[f]	8.65%	[g]	21.72% [g]	5.21%	3.85%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	8.65%	8.02%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin FTSE South Korea ETF

		Industry	Shares	Value
	Common Stocks 95.1%
	South Korea 95.1%
a	Alteogen Inc.	Biotechnology	1,980	$156,755
	Amorepacific Corp.	Personal Products	2,240	511,632
	AmorePacific Group	Personal Products	2,040	116,983
	BGF Retail Co. Ltd.	Food & Staples Retailing	440	61,427
	BNK Financial Group Inc.	Banks	20,510	123,051
a	Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	5,162	620,307
a	Celltrion Inc.	Biotechnology	7,539	2,161,613
a	Celltrion Pharm Inc.	Pharmaceuticals	1,324	175,480
	Cheil Worldwide Inc.	Media	4,820	90,501
	CJ CheilJedang Corp.	Food Products	560	203,366
	CJ Corp.	Industrial Conglomerates	940	78,074
	CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	700	88,014
a	CJ Logistics Corp.	Road & Rail	540	87,316
a	Coway Co. Ltd.	Household Durables	4,020	232,657
	Daelim Industrial Co. Ltd.	Construction & Engineering	880	68,036
a	Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	12,800	74,759
a	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	3,480	87,019
	DB Insurance Co. Ltd.	Insurance	3,120	130,396
	DGB Financial Group Inc.	Banks	10,680	79,646
a	DL E&C Co. Ltd.	Construction & Engineering	1,080	114,990
	Dongsuh Cos. Inc.	Food & Staples Retailing	2,240	63,237
a	Doosan Bobcat Inc.	Machinery	1,740	64,726
a	Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment	14,520	166,786
a	Doosan Infracore Co. Ltd.	Machinery	9,840	98,683
	Doosan Solus Co. Ltd.	Electronic Equipment, Instruments & Components	820	34,162
	E-MART Inc.	Food & Staples Retailing	1,400	211,531
	Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	3,660	139,544
	Green Cross Corp.	Biotechnology	380	121,043
	GS Engineering & Construction Corp.	Construction & Engineering	4,160	158,056
	GS Holdings Corp.	Oil, Gas & Consumable Fuels	3,600	124,374
	GS Retail Co. Ltd.	Food & Staples Retailing	1,940	65,395
	Hana Financial Group Inc.	Banks	20,580	778,285
a	Hanjin Kal Corp.	Airlines	2,120	107,522
	Hankook Tire & Technology Co. Ltd.	Auto Components	5,260	227,968
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	526	147,099
	Hanmi Science Co. Ltd.	Pharmaceuticals	1,020	52,273
	Hanon Systems	Auto Components	11,400	177,787
	Hanssem Co. Ltd.	Household Durables	700	72,057
	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	2,500	90,347
	Hanwha Corp.	Industrial Conglomerates	3,060	86,115
	Hanwha Corp.	Industrial Conglomerates	1,460	18,512
	Hanwha Life Insurance Co. Ltd.	Insurance	19,860	56,329
a	Hanwha Solutions Corp.	Chemicals	6,751	298,851
	HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	3,360	87,136
a	Helixmith Co. Ltd.	Biotechnology	2,163	49,309
	Hite Jinro Co. Ltd.	Beverages	2,220	72,284
a	HLB Inc.	Leisure Products	6,260	216,825
a	HMM Co. Ltd.	Marine	20,120	515,556
	Hotel Shilla Co. Ltd.	Specialty Retail	2,180	167,389
	Hyundai Department Store Co. Ltd.	Multiline Retail	1,060	84,950
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	5,180	201,616
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	1,300	215,374
	Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	720	185,447
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	4,220	91,354
a	Hyundai Mipo Dockyard Co. Ltd.	Machinery	1,480	87,486
	Hyundai Mobis Co. Ltd.	Auto Components	4,600	1,186,835

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	Hyundai Motor Co.	Automobiles	10,000	$1,926,220
	Hyundai Steel Co.	Metals & Mining	5,340	226,717
	Hyundai Wia Corp.	Auto Components	1,100	74,937
a	Industrial Bank of Korea	Banks	18,040	146,010
	Kakao Corp.	Interactive Media & Services	3,866	1,701,143
a	Kangwon Land Inc.	Hotels, Restaurants & Leisure	7,600	169,896
	KB Financial Group Inc.	Banks	27,720	1,376,509
	KCC Corp.	Chemicals	340	71,350
	KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	1,520	42,306
	Kia Motors Corp.	Automobiles	18,380	1,346,324
	Korea Aerospace Industries Ltd.	Aerospace & Defense	4,580	148,721
	Korea Electric Power Corp.	Electric Utilities	18,220	372,691
a	Korea Gas Corp.	Gas Utilities	1,880	55,981
	Korea Investment Holdings Co. Ltd.	Capital Markets	2,720	205,727
a	Korea Shipbuilding & Offshore Engineering Co Ltd.	Machinery	3,080	363,313
	Korea Zinc Co. Ltd.	Metals & Mining	700	252,662
a	Korean Air Lines Co. Ltd.	Airlines	12,482	299,987
a	KT&G Corp.	Tobacco	7,760	558,130
a	Kumho Petrochemical Co. Ltd.	Chemicals	1,240	290,347
	LG Chem Ltd.	Chemicals	3,251	2,312,397
	LG Corp.	Industrial Conglomerates	6,420	512,806
a	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	15,920	320,018
	LG Electronics Inc.	Household Durables	7,680	1,017,893
	LG Household & Health Care Ltd.	Personal Products	622	862,858
	LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	1,009	183,211
	LG Uplus Corp.	Diversified Telecommunication Services	15,280	165,390
	Lotte Chemical Corp.	Chemicals	1,040	276,598
	Lotte Chilsung Beverage Co. Ltd.	Beverages	260	31,359
	Lotte Corp.	Industrial Conglomerates	1,920	57,681
	LOTTE Fine Chemical Co. Ltd.	Chemicals	1,280	66,389
	Lotte Shopping Co. Ltd.	Multiline Retail	780	86,839
	LS Corp.	Electrical Equipment	1,260	76,262
a	Mando Corp.	Auto Components	2,320	134,885
	Medytox Inc.	Biotechnology	311	51,826
	Mirae Asset Daewoo Co. Ltd.	Capital Markets	10,260	40,342
	Mirae Asset Daewood Co. Ltd.	Capital Markets	24,980	217,630
	Naver Corp.	Interactive Media & Services	9,460	3,151,244
	NCSoft Corp.	Entertainment	1,200	925,646
b	Netmarble Corp	Entertainment	1,200	136,779
	NH Investment & Securities Co. Ltd.	Capital Markets	8,960	92,232
a	NHN Corp.	Entertainment	700	44,842
	Nongshim Co. Ltd.	Food Products	220	55,109
a	OCI Co. Ltd.	Chemicals	1,320	141,710
	Orion Corp.	Food Products	1,540	178,255
	Ottogi Corp.	Food Products	100	50,365
a	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	3,340	49,137
	POSCO	Metals & Mining	4,780	1,351,535
	POSCO Chemical Co. Ltd.	Construction Materials	1,926	263,777
	Posco International Corp.	Trading Companies & Distributors	3,540	63,027
	S-1 Corp.	Commercial Services & Supplies	1,380	99,621
a	S-Oil Corp.	Oil, Gas & Consumable Fuels	2,920	209,502
a,b	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	950	627,877
	Samsung C&T Corp.	Industrial Conglomerates	5,980	657,840
	Samsung Card Co. Ltd.	Consumer Finance	2,160	65,750
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	3,980	659,377
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	148,050	10,648,350
a	Samsung Engineering Co. Ltd.	Construction & Engineering	11,140	137,804

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STATEMENT OF INVESTMENTS

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	2,340	$392,843
a	Samsung Heavy Industries Co. Ltd.	Machinery	31,160	213,928
	Samsung Life Insurance Co. Ltd.	Insurance	4,540	313,297
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	3,760	2,192,710
	Samsung SDS Co. Ltd.	IT Services	2,280	389,821
	Samsung Securities Co. Ltd.	Capital Markets	4,500	156,859
	Seegene Inc.	Biotechnology	1,020	117,254
	Shin Poong Pharmaceutical Co. Ltd.	Pharmaceuticals	2,380	178,960
a	Shinhan Financial Group Co. Ltd.	Banks	35,560	1,176,693
	Shinsegae Co. Ltd.	Multiline Retail	500	124,144
a,c	SillaJen Inc.	Biotechnology	1,616	17,277
a	SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	1,740	158,357
	SK Chemicals Co. Ltd.	Chemicals	640	141,657
	SK Holdings Co. Ltd.	Industrial Conglomerates	2,220	553,161
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	37,001	4,331,904
a	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	3,872	749,254
	SK Networks Co. Ltd.	Trading Companies & Distributors	9,100	45,269
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	1,880	456,815
	SKC Co. Ltd.	Chemicals	1,380	156,687
	Ssangyong Cement Industrial Co. Ltd.	Construction Materials	7,560	51,302
a	Woori Financial Group Inc.	Banks	36,400	324,842
	Yuhan Corp.	Pharmaceuticals	3,440	191,491

	Total Common Stocks (Cost $51,530,885)			59,871,924

	Preferred Stocks 4.0%
	South Korea 4.0%
d	Amorepacific Corp., 0.964%, pfd.	Personal Products	760	56,072
d	CJ CheilJedang Corp., 2.201%, pfd.	Food Products	100	16,258
d	Hyundai Motor Co., 3.050%, pfd.	Automobiles	1,580	139,607
d	Hyundai Motor Co., 3.163%, pfd.	Automobiles	2,520	218,211
d	LG Chem Ltd., 2.617%, pfd.	Chemicals	560	190,006
d	LG Electronics Inc., 1.773%, pfd.	Household Durables	1,260	78,489
d	LG Household & Health Care Ltd., 1.613%, pfd.	Personal Products	160	96,841
d	Samsung Electronics Co. Ltd., 4.103%, pfd.	Technology Hardware, Storage & Peripherals	25,940	1,673,179
d	Samsung Fire & Marine Insurance Co. Ltd., 5.969%, pfd.	Insurance	200	26,066
d	Samsung SDI Co. Ltd., 0.233%, pfd.	Electronic Equipment, Instruments & Components	100	39,850

	Total Preferred Stocks (Cost $21,20,853)			2,534,579

	Total Investments (Cost $53,651,738) 99.1%			62,406,503
	Other Assets, less Liabilities 0.9%			559,287

	Net Assets 100.0%			$62,965,790

See Abbreviations on page 355.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $764,656, representing 1.2% of net assets.

cFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

dVariable rate security. The rate shown represents the yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE South Korea ETF (continued)

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Kospi 200 Mini	Long	24	$439,814	4/08/21	$2,310

*As of period end.

See Note 8 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Switzerland ETF

	Year Ended March 31,

	2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.44		$23.86	$23.11	$23.56

Income from investment operations[b]:

Net investment income[c]	0.88		1.06	0.53	0.22

Net realized and unrealized gains (losses)	5.74		(0.16)	0.83	(0.67)

Total from investment operations	6.62		0.90	1.36	(0.45)

Less distributions from net investment income	(0.70)		(0.32)	(0.61)	—

Net asset value, end of year	$30.36		$24.44	$23.86	$23.11

Total return[d]	27.54%		3.70%	6.13%	(1.91)%

Ratios to average net assets[e]

Total expenses	0.09%		0.09%	0.09%	0.09%

Net investment income	3.13%		4.12%	2.35%	6.54%

Supplemental data

Net assets, end of year (000’s)	$48,570		$34,213	$2,386	$2,311

Portfolio turnover rate[f]	12.59%	[g]	16.25% [g]	14.06%	2.72%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	12.59%	16.25%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	293

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin FTSE Switzerland ETF

		Industry	Shares	Value
	Common Stocks 99.2%
	Austria 0.3%
a	ams AG	Semiconductors & Semiconductor Equipment	8,128	$162,707

	Switzerland 98.9%
	ABB Ltd.	Electrical Equipment	54,512	1,654,213
	Adecco Group AG	Professional Services	4,960	335,392
a	Alcon Inc.	Health Care Equipment & Supplies	14,960	1,051,961
	Baloise Holding AG	Insurance	1,440	246,031
	Banque Cantonale Vaudoise	Banks	896	87,777
	Barry Callebaut AG	Food Products	96	217,878
	BKW AG	Electric Utilities	576	62,915
	Chocoladefabriken Lindt & Spruengli AG	Food Products	66	578,547
	Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	16,352	1,576,561
	Clariant AG	Chemicals	7,232	146,461
	Credit Suisse Group AG	Capital Markets	77,568	816,106
	DKSH Holding AG	Professional Services	1,136	87,570
	EMS-Chemie Holding AG	Chemicals	224	200,878
a	Flughafen Zurich AG	Transportation Infrastructure	608	100,327
	Geberit AG	Building Products	1,136	726,152
	Georg Fischer AG	Machinery	131	175,799
	Givaudan AG	Chemicals	295	1,141,571
	Helvetia Holding AG	Insurance	1,104	130,207
	Julius Baer Group Ltd.	Capital Markets	6,944	445,939
	Kuehne + Nagel International AG	Marine	1,600	458,503
a	LafargeHolcim Ltd., B	Construction Materials	16,384	966,867
	Logitech International SA	Technology Hardware, Storage & Peripherals	4,704	495,516
	Lonza Group AG	Life Sciences Tools & Services	2,368	1,329,492
	Nestle SA	Food Products	88,704	9,928,363
	Novartis AG	Pharmaceuticals	67,904	5,827,558
	OC Oerlikon Corp. AG	Machinery	6,080	70,610
	Partners Group Holding AG	Capital Markets	720	923,381
	PSP Swiss Property AG	Real Estate Management & Development	1,376	168,427
	Roche Holding AG	Pharmaceuticals	848	291,031
	Roche Holding AG	Pharmaceuticals	22,304	7,238,758
	Schindler Holding AG	Machinery	608	174,942
	Schindler Holding AG, PC	Machinery	1,296	382,266
	SGS SA	Professional Services	188	535,545
	SIG Combibloc Group AG	Containers & Packaging	10,288	238,958
	Sika AG	Chemicals	4,432	1,271,466
a	Sonova Holding AG	Health Care Equipment & Supplies	1,680	446,976
	Straumann Holding AG	Health Care Equipment & Supplies	320	400,871
	Sulzer AG	Machinery	576	65,057
	Swatch Group AG	Textiles, Apparel & Luxury Goods	928	268,101
	Swatch Group AG	Textiles, Apparel & Luxury Goods	1,408	78,767
	Swiss Life Holding AG	Insurance	1,008	497,601
	Swiss Prime Site AG	Real Estate Management & Development	2,400	222,239
	Swiss Re AG	Insurance	8,992	888,165
	Swisscom AG	Diversified Telecommunication Services	816	439,581
	Tecan Group AG	Life Sciences Tools & Services	384	171,120
	Temenos AG	Software	1,936	279,863
	UBS Group AG	Capital Markets	107,424	1,670,457
b	VAT Group AG, Reg S	Machinery	816	229,588
	Vifor Pharma AG	Pharmaceuticals	1,648	225,272
	Zurich Insurance Group AG	Insurance	4,768	2,043,682

				48,011,308

	Total Investments (Cost $46,994,852) 99.2%			48,174,015
	Other Assets, less Liabilities 0.8%			395,733

	Net Assets 100.0%			$48,569,748

294	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Switzerland ETF (continued)

See Abbreviations on page 355.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the value of this security was $229,588, representing 0.5% of net assets.

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Swiss Mid Cap Future Index	Long	9	$293,864	6/18/21	$8,660

*As of period end.

See Note 8 regarding other derivative information.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	295

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Taiwan ETF

	Year Ended March 31,

	2021	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$23.18	$24.72	$26.34	$25.59

Income from investment operations[b]:

Net investment income (loss)[c]	0.74	0.89	0.47	(0.02)

Net realized and unrealized gains (losses)	17.99	(1.56)	(1.85)	0.77

Total from investment operations	18.73	(0.67)	(1.38)	0.75

Less distributions from net investment income	(0.79)	(0.87)	(0.24)	(—)[d]

Net asset value, end of year	$41.12	$23.18	$24.72	$26.34

Total return[e]	81.35%	(3.29)%	(5.15)%	2.93%

Ratios to average net assets[f]

Total expenses	0.19%	0.19%	0.19%	0.19%

Net investment income (loss)	2.24%	3.39%	1.96%	(0.19)%

Supplemental data

Net assets, end of year (000’s)	$32,897	$13,906	$14,834	$5,268

Portfolio turnover rate[g]	10.63%[h]	12.57%[h]	8.71%	3.63%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.001 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	10.63%	12.57%

296	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin FTSE Taiwan ETF

		Industry	Shares	Value
	Common Stocks 99.9%
	China 1.3%
	Airtac International Group	Machinery	6,000	$211,334
	Silergy Corp.	Semiconductors & Semiconductor Equipment	2,460	198,728

				410,062

	Taiwan 98.6%
	Accton Technology Corp.	Communications Equipment	21,800	210,872
	Acer Inc.	Technology Hardware, Storage & Peripherals	120,000	132,268
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	16,928	210,020
	ASE Industrial Holding Co. Ltd.	Semiconductors & Semiconductor Equipment	139,000	523,692
	Asia Cement Corp.	Construction Materials	96,000	160,824
	ASMedia Technology Inc.	Semiconductors & Semiconductor Equipment	1,600	83,552
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	28,800	375,986
a	AU Optronics Corp.	Electronic Equipment, Instruments & Components	360,000	265,587
	Capital Securities Corp.	Capital Markets	80,000	43,739
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	29,730	220,373
	Cathay Financial Holding Co. Ltd.	Insurance	338,000	568,012
	Chailease Holding Co. Ltd.	Diversified Financial Services	52,023	359,182
	Chang Hwa Commercial Bank Ltd.	Banks	265,560	163,340
	Cheng Shin Rubber Industry Co. Ltd.	Auto Components	76,000	128,385
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	24,300	86,442
a	China Airlines Ltd.	Airlines	104,000	55,585
	China Development Financial Holding Corp.	Insurance	568,000	209,021
	China Life Insurance Co. Ltd.	Insurance	84,000	75,807
a	China Motor Corp.	Automobiles	12,000	27,883
	China Steel Corp.	Metals & Mining	504,000	457,491
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	156,000	609,610
	Compal Electronics Inc.	Technology Hardware, Storage & Peripherals	168,000	157,207
	CTBC Financial Holding Co. Ltd.	Banks	745,000	577,034
	Delta Electronics Inc.	Electronic Equipment, Instruments & Components	89,000	898,328
	E.Sun Financial Holding Co. Ltd.	Banks	489,600	447,852
	Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	8,000	134,581
a	ENNOSTAR Inc.	Semiconductors & Semiconductor Equipment	24,000	69,057
	Eternal Materials Co. Ltd.	Chemicals	40,630	51,192
	EVA Airways Corp.	Airlines	96,000	52,823
a	Evergreen Marine Corp. Taiwan Ltd.	Marine	98,035	156,331
	Far Eastern International Bank	Banks	85,732	32,150
	Far Eastern New Century Corp.	Industrial Conglomerates	160,000	169,348
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	66,000	148,270
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	18,000	123,015
	First Financial Holding Co. Ltd.	Banks	414,910	322,819
	Formosa Chemicals & Fibre Corp.	Chemicals	140,000	429,818
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	56,000	189,984
	Formosa Plastics Corp.	Chemicals	200,000	707,952
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	40,000	43,178
	Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	45,000	114,499
	Fubon Financial Holding Co. Ltd.	Insurance	300,000	597,203
	Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	3,330	56,486
	Giant Manufacturing Co. Ltd.	Leisure Products	12,000	144,675
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	8,700	228,683
	Hiwin Technologies Corp.	Machinery	10,940	154,325
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	490,000	2,129,464
	Hotai Motor Co. Ltd.	Specialty Retail	13,040	268,725
a	HTC Corp.	Technology Hardware, Storage & Peripherals	28,000	30,274
	Hua Nan Financial Holdings Co. Ltd.	Banks	392,464	256,526
	Innolux Corp.	Electronic Equipment, Instruments & Components	344,000	254,386
	Inventec Corp.	Technology Hardware, Storage & Peripherals	124,000	117,338
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	4,220	474,756
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	88,000	193,684
	MediaTek Inc.	Semiconductors & Semiconductor Equipment	60,600	2,058,017
	Mega Financial Holding Co. Ltd.	Banks	445,000	497,512
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	28,000	170,750

franklintempleton.com	Annual Report	297

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Taiwan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
	momo.com Inc.	Internet & Direct Marketing Retail	1,800	$62,454
	Nan Ya Plastics Corp.	Chemicals	232,000	648,849
	Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	8,600	106,697
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	33,000	106,287
	Nien Made Enterprise Co. Ltd.	Household Durables	5,800	80,903
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	23,330	470,149
a	OBI Pharma Inc.	Biotechnology	5,194	27,305
a	Oneness Biotech Co. Ltd.	Pharmaceuticals	11,200	103,824
	Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	2,800	120,212
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	82,000	212,953
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	108,000	124,908
	Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	28,800	106,487
	President Chain Store Corp.	Food & Staples Retailing	22,800	217,348
	Quanta Computer Inc.	Technology Hardware, Storage & Peripherals	110,000	377,808
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	19,600	339,340
	Shin Kong Financial Holding Co. Ltd.	Insurance	484,530	155,380
	Sino-American Silicon Products Inc.	Semiconductors & Semiconductor Equipment	22,000	130,305
	SinoPac Financial Holdings Co. Ltd.	Banks	432,040	194,572
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	56,000	106,964
	Taishin Financial Holding Co. Ltd.	Banks	424,000	199,124
	Taiwan Business Bank	Banks	205,050	71,577
	Taiwan Cement Corp.	Construction Materials	209,352	343,380
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	394,460	292,392
	Taiwan Fertilizer Co. Ltd.	Chemicals	30,000	59,405
a	Taiwan Glass Industry Corp.	Building Products	68,000	47,426
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	84,000	92,588
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	66,660	229,419
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	12,000	39,239
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	299,000	6,151,228
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	72,000	81,632
	The Shanghai Commercial & Savings Bank Ltd.	Banks	136,000	199,951
[a]	TPK Holding Co. Ltd.	Electronic Equipment, Instruments & Components	13,000	22,872
	Transcend Information Inc.	Technology Hardware, Storage & Peripherals	12,000	27,463
	U-Ming Marine Transport Corp.	Marine	16,000	23,159
	Uni-President Enterprises Corp.	Food Products	196,000	501,454
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	52,000	166,754
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	477,000	839,218
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	37,000	140,048
	Walsin Lihwa Corp.	Electrical Equipment	128,000	85,235
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	20,000	174,885
	Wan Hai Lines Ltd.	Marine	30,000	57,933
	Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	16,400	224,736
	Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	120,000	124,067
	Wistron Corp.	Technology Hardware, Storage & Peripherals	116,000	136,193
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	3,400	100,452
	Yageo Corp.	Electronic Equipment, Instruments & Components	18,600	360,488
	Yuanta Financial Holding Co. Ltd.	Diversified Financial Services	477,560	376,585
a	Yulon Motor Co. Ltd.	Automobiles	22,165	34,219
	Yulon Nissan Motor Co. Ltd.	Automobiles	1,000	9,813
	Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	26,000	109,803

				32,441,396

	Total Investments (Cost $22,238,688) 99.9%			32,851,458

	Other Assets, less Liabilities 0.1%			45,381

	Net Assets 100.0%			$32,896,839

See Abbreviations on page 355.

aNon-income producing.

298	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE United Kingdom ETF

	Year Ended March 31,

	2021	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$17.92	$24.23	$25.23	$24.89

Income from investment operations[b]:

Net investment income[c]	0.84	1.08	1.05	0.38

Net realized and unrealized gains (losses)	5.62	(6.30)	(1.21)	0.07

Total from investment operations	6.46	(5.22)	(0.16)	0.45

Less distributions from net investment income	(0.60)	(1.09)	(0.84)	(0.11)

Net asset value, end of year	$23.78	$17.92	$24.23	$25.23

Total return[d]	36.19%	(22.42)%	(0.51)%	1.80%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%

Net investment income	3.98%	4.84%	4.46%	3.68%

Supplemental data

Net assets, end of year (000’s)	$205,673	$89,624	$29,076	$2,523

Portfolio turnover rate[f]	7.26%[g]	4.41%[g]	10.10%	1.61%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	7.26%	4.41%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	299

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin FTSE United Kingdom ETF

		Industry		Shares	Value
	Common Stocks 99.1%
	Australia 4.9%
a	Glencore PLC	Metals & Mining		867,076	$3,400,497
	Rio Tinto PLC	Metals & Mining		87,365	6,689,833

					10,090,330

	Germany 0.6%
a,b,c	Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail		9,515	877,991
a,d	TUI AG	Hotels, Restaurants & Leisure		58,474	296,244

					1,174,235

	Ireland 3.3%
	CRH PLC	Construction Materials		62,972	2,946,185
a	Flutter Entertainment PLC	Hotels, Restaurants & Leisure		13,148	2,812,654
	Smurfit Kappa Group PLC	Containers & Packaging		20,587	967,437

					6,726,276

	Kazakhstan 0.1%
	KAZ Minerals PLC	Metals & Mining		17,992	215,220

	Russia 0.4%
	Evraz PLC	Metals & Mining		46,883	373,877
	Polymetal International PLC	Metals & Mining		28,199	552,273

					926,150

	Switzerland 0.2%
	Coca-Cola HBC AG	Beverages		15,743	501,747

	United Arab Emirates 0.0%†
a	NMC Health PLC	Health Care Providers & Services		3,705	—

	United Kingdom 89.6%
	3i Group PLC	Capital Markets		76,812	1,222,451
	Admiral Group PLC	Insurance		16,781	717,967
	Anglo American PLC	Metals & Mining		98,783	3,874,070
	Antofagasta PLC	Metals & Mining		27,507	641,379
	Ashmore Group PLC	Capital Markets		36,503	197,122
	Ashtead Group PLC	Trading Companies & Distributors		35,984	2,148,232
[a]	Associated British Foods PLC	Food Products		27,853	928,055
	AstraZeneca PLC	Pharmaceuticals		105,530	10,551,617
[a]	Auto Trader Group PLC	Interactive Media & Services		75,774	579,600
	Avast PLC	Software		44,807	281,900
	AVEVA Group PLC	Software		9,169	432,899
	Aviva PLC	Insurance		315,898	1,779,118
	B&M European Value Retail SA	Multiline Retail		71,622	521,556
	BAE Systems PLC	Aerospace & Defense		257,424	1,793,598
	Barclays PLC	Banks		1,388,325	3,561,247
a	Barratt Developments PLC	Household Durables		81,310	837,786
	Bellway PLC	Household Durables		9,861	462,986
	BHP Group PLC	Metals & Mining		167,291	4,834,346
	BP PLC	Oil, Gas & Consumable Fuels		1,594,541	6,482,267
	British American Tobacco PLC	Tobacco		183,553	7,025,104
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	74,217	516,901
a	BT Group PLC	Diversified Telecommunication Services		701,515	1,498,279
	Bunzl PLC	Trading Companies & Distributors		27,161	870,522
a	Burberry Group PLC	Textiles, Apparel & Luxury Goods		32,178	842,858
a	Centrica PLC	Multi-Utilities		469,176	350,460
a	Compass Group PLC	Hotels, Restaurants & Leisure		143,244	2,888,418
	ConvaTec Group PLC	Health Care Equipment & Supplies		129,577	350,583
	Croda International PLC	Chemicals		10,899	954,571
	DCC PLC	Industrial Conglomerates		7,958	690,620

300	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE United Kingdom ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	8,131	$362,128
	Diageo PLC	Beverages		184,591	7,613,667
	Direct Line Insurance Group PLC	Insurance		109,682	474,112
a	DS Smith PLC	Containers & Packaging		102,589	577,067
a	easyJet PLC	Airlines		18,165	245,159
	Experian PLC	Professional Services		73,006	2,515,139
	Ferguson PLC	Trading Companies & Distributors		18,165	2,172,397
	Fresnillo PLC	Metals & Mining		15,051	179,459
	GlaxoSmithKline PLC	Pharmaceuticals		396,343	7,043,230
a	GVC Holdings PLC	Hotels, Restaurants & Leisure		46,537	974,664
	Halma PLC	Electronic Equipment, Instruments & Components		30,621	1,002,963
	Hargreaves Lansdown PLC	Capital Markets		30,448	647,571
	Hikma Pharmaceuticals PLC	Pharmaceuticals		13,667	429,171
a	Hiscox Ltd.	Insurance		26,815	318,319
	HomeServe PLC	Commercial Services & Supplies		22,317	369,797
a	Howden Joinery Group PLC	Trading Companies & Distributors		46,364	468,889
	HSBC Holdings PLC	Banks		1,639,002	9,569,956
	IMI PLC	Machinery		21,625	398,013
	Imperial Brands PLC	Tobacco		75,774	1,559,818
a	Informa PLC	Media		120,235	928,643
a	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		14,705	1,009,353
	Intermediate Capital Group PLC	Capital Markets		22,663	575,959
a	International Consolidated Airlines Group SA	Airlines		91,171	249,439
	Intertek Group PLC	Professional Services		12,975	1,002,848
a	ITV PLC	Media		303,961	503,879
	J Sainsbury PLC	Food & Staples Retailing		133,210	445,691
a	JD Sports Fashion PLC	Specialty Retail		36,676	417,263
	Johnson Matthey PLC	Chemicals		15,397	640,059
a	Kingfisher PLC	Specialty Retail		169,540	744,550
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	57,263	545,219
	Legal & General Group PLC	Insurance		475,750	1,831,991
a	Lloyds Banking Group PLC	Banks		5,647,758	3,314,418
	London Stock Exchange Group PLC	Capital Markets		29,064	2,782,913
	M&G PLC	Diversified Financial Services		208,984	598,007
a	Meggitt PLC	Aerospace & Defense		62,453	411,359
a	Melrose Industries PLC	Electrical Equipment		386,655	890,358
	Mondi PLC	Paper & Forest Products		39,271	1,002,371
	National Grid PLC	Multi-Utilities		284,931	3,396,552
	Natwest Group PLC	Banks		365,203	988,846
a	Next PLC	Multiline Retail		10,207	1,107,738
a	Ocado Group PLC	Internet & Direct Marketing Retail		38,925	1,092,893
	Pearson PLC	Media		60,377	642,760
	Pennon Group PLC	Water Utilities		33,735	453,806
a	Persimmon PLC	Household Durables		25,431	1,031,563
	Phoenix Group Holdings PLC	Insurance		43,423	439,865
	Prudential PLC	Insurance		209,676	4,456,514
	Quilter PLC	Capital Markets		140,476	309,813
	Reckitt Benckiser Group PLC	Household Products		50,689	4,544,418
	RELX PLC	Professional Services		149,299	3,746,920
	Renishaw PLC	Electronic Equipment, Instruments & Components		2,768	244,799
a	Rentokil Initial PLC	Commercial Services & Supplies		149,818	1,001,274
a	Rightmove PLC	Interactive Media & Services		69,546	558,636
a	Rolls-Royce Holdings PLC	Aerospace & Defense		600,310	872,145
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		329,911	6,435,312
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels		298,252	5,493,504
	RSA Insurance Group PLC	Insurance		83,040	780,224
	Schroders PLC	Capital Markets		8,996	434,412

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STATEMENT OF INVESTMENTS

Franklin FTSE United Kingdom ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
P	Segro PLC	Equity Real Estate Investment Trusts (REITs	)	96,015	$1,242,057
	Severn Trent PLC	Water Utilities		19,203	610,961
	Smith & Nephew PLC	Health Care Equipment & Supplies		70,584	1,341,962
	Smiths Group PLC	Industrial Conglomerates		31,832	675,249
	Spirax-Sarco Engineering PLC	Machinery		5,882	925,155
	SSE PLC	Electric Utilities		83,559	1,677,417
	St. James’s Place Capital PLC	Capital Markets		42,558	748,058
	Standard Chartered PLC	Banks		208,465	1,436,658
	Standard Life Aberdeen PLC	Capital Markets		172,481	689,881
	Tate & Lyle PLC	Food Products		37,541	397,374
a	Taylor Wimpey PLC	Household Durables		290,813	724,028
	Tesco PLC	Food & Staples Retailing		614,249	1,939,457
	The Berkeley Group Holdings PLC	Household Durables		9,342	572,150
	The Sage Group PLC	Software		87,711	741,579
a	THG PLC	Internet & Direct Marketing Retail		49,651	427,119
a	Travis Perkins PLC	Trading Companies & Distributors		20,241	430,487
	Unilever PLC	Personal Products		204,486	11,443,170
	United Utilities Group PLC	Water Utilities		54,841	700,499
	Vodafone Group PLC	Wireless Telecommunication Services		2,153,331	3,918,091
a	Weir Group PLC	Machinery		20,933	513,220
a	Whitbread PLC	Hotels, Restaurants & Leisure		16,089	760,504
	William Morrison Supermarkets PLC	Food & Staples Retailing		175,076	440,712
	WPP PLC	Media		95,150	1,208,550

					184,248,683

	Total Common Stocks (Cost $202,715,110)				203,882,641

	Short Term Investments 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	United States 0.1%
e,f	Institutional Fiduciary Trust Portfolio, 0.01%	Money Market Funds		230,050	230,050

	Total Investments (Cost $202,945,160) 99.2%				204,112,691
	Other Assets, less Liabilities 0.8%				1,559,887

	Net Assets 100.0%				$205,672,578

See Abbreviations on page 355.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the value of this security was $877,991, representing 0.4% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the value of this security was $877,991, representing 0.4% of net assets.

dA portion or all of the security is on loan at March 31, 2021. See Note 1(d).

eThe rate shown is the annualized seven-day effective yield at period end.

fSee Note 3(c) regarding investments in affiliated management investment companies.

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STATEMENT OF INVESTMENTS

Franklin FTSE United Kingdom ETF (continued)

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Equity Contracts
FTSE 100 Index	Long	17	$1,566,671	6/18/21	$(7,397)

*As of period end.

See Note 8 regarding other derivative information.

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2021

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$30,409,194	$20,754,361	$133,020,442	$22,039,750
Cost – Non-controlled affiliates (Note 3c)	58,810	—	—	—

Value – Unaffiliated issuers+	$34,191,496	$23,238,336	$107,226,763	$24,138,121
Value – Non-controlled affiliates (Note 3c)	58,810	—	—	—
Cash	5,039	—	1,522	—
Foreign currency, at value (cost $92,198, $73,666, $129,580 and $15,571, respectively)	92,020	73,842	127,206	15,571
Receivables:
Capital shares sold	—	—	12,175,443	—
Dividends and interest	81,884	64,567	300,717	44,306
Investment securities sold	—	—	253,455	—
Variation margin on futures contracts	581	—	13,439	—
Deposits with brokers for:
Futures contracts	17,393	—	50,630	—

Total assets	34,447,223	23,376,745	120,149,175	24,197,998

Liabilities:
Payables:
Investment securities purchased	—	10,156	12,477,703	—
Management fees	5,615	1,697	15,066	1,770
Variation margin on futures contracts	—	—	—	—
Funds advanced by custodian	—	69,823	—	35,978
Deferred tax	66,222	—	—	—
Payable upon return of securities loaned	58,810	—	—	—

Total liabilities	130,647	81,676	12,492,769	37,748

Net assets, at value	$34,316,576	$23,295,069	$107,656,406	$24,160,250

Net assets consist of:
Paid-in capital	$31,503,532	$20,973,600	$174,126,006	$22,151,893
Total distributable earnings (loss)	2,813,044	2,321,469	(66,469,600)	2,008,357

Net assets, at value	$34,316,576	$23,295,069	$107,656,406	$24,160,250

Shares outstanding	1,200,000	800,000	5,200,000	800,000

Net asset value per share	$28.60	$29.12	$20.70	$30.20

+Includes securities loaned	57,629	—	—	—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2021

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$104,133,624	$186,953,745	$14,791,987	$6,739,237
Cost – Non-controlled affiliates (Note 3c)	517,219	64,200	157,303	—

Value – Unaffiliated issuers+	$120,486,109	$228,477,697	$15,352,588	$7,105,911
Value – Non-controlled affiliates (Note 3c)	517,219	64,200	157,303	—
Cash	46,474	64,479	—	—
Foreign currency, at value (cost $81,194, $327,415, $21,828 and $2,404, respectively)	81,109	327,606	21,754	2,395
Receivables:
Capital shares sold	6,357,017	—	—	—
Dividends and interest++	113	789,497	37,906	6,488
Investment securities sold	—	5,402,121	—	—
Variation margin on futures contracts	364	—	7,099	—
Deposits with brokers for:
Futures contracts	11,594	66,702	7,558	—
Unrealized appreciation on OTC forward exchange contracts	—	—	308,612	—

Total assets	127,499,999	235,192,302	15,892,820	7,114,794

Liabilities:
Cash deposit due to brokers	—	—	—	—
Payables:
Investment securities purchased	6,181,561	524,502	451,774	—
Capital shares redeemed	—	5,455,478	—	—
Management fees	19,129	18,374	845	542
Variation margin on futures contracts	—	3,321	—	—
Funds advanced by custodian	—	—	—	3,739
Payable upon return of securities loaned	517,219	64,200	—	—
Unrealized depreciation on OTC forward exchange contracts	—	—	11,075	—

Total liabilities	6,717,909	6,065,875	463,694	4,281

Net assets, at value	$120,782,090	$229,126,427	$15,429,126	$7,110,513

Net assets consist of:
Paid-in capital	$110,596,462	$189,551,775	$15,547,877	$6,799,822
Total distributable earnings (loss)	10,185,628	39,574,652	(118,751)	310,691

Net assets, at value	$120,782,090	$229,126,427	$15,429,126	$7,110,513

Shares outstanding	3,800,000	8,400,000	600,000	250,000

Net asset value per share	$31.78	$27.28	$25.72	$28.44

+Includes securities loaned	506,824	60,912	—	—
++Includes European Union tax reclaims	—	300,054	13,576	—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2021

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$8,104,266	$15,203,140	$19,458,189	$3,396,549

Value – Unaffiliated issuers	$9,087,967	$16,842,008	$23,967,964	$3,970,127
Cash	1,056	—	—	578
Foreign currency, at value (cost $2,054, $9,863, $10,211 and $3,523, respectively)	2,035	9,855	10,219	3,516
Receivables:
Dividends and interest++	2,430	28,151	7,351	450
Variation margin on futures contracts	—	—	—	—
Deposits with brokers for:
Futures contracts	—	—	—	—

Total assets	9,093,488	16,880,014	23,985,534	3,974,671

Liabilities:
Payables:
Management fees	684	1,292	3,650	298
Funds advanced by custodian	—	17,125	12,149	—
Deferred tax	—	—	425,587	—

Total liabilities	684	18,417	441,386	298

Net assets, at value	$9,092,804	$16,861,597	$23,544,148	$3,974,373

Net assets consist of:
Paid-in capital	$8,368,364	$15,516,985	$20,646,570	$3,728,641
Total distributable earnings (loss)	724,440	1,344,612	2,897,578	245,732

Net assets, at value	$9,092,804	$16,861,597	$23,544,148	$3,974,373

Shares outstanding	350,000	600,000	850,000	150,000

Net asset value per share	$25.98	$28.10	$27.70	$26.50

++Includes European Union tax reclaims	2,481	—	—	450

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2021

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$548,161,162	$24,527,047	$4,691,810	$5,117,056
Cost – Non-controlled affiliates (Note 3c)	292,353	13,379	—	—

Value – Unaffiliated issuers	$593,024,322	$24,107,061	$4,478,832	$5,532,765
Value – Non-controlled affiliates (Note 3c)	292,353	13,379	—	—
Cash	—	—	—	466
Foreign currency, at value (cost $612,562, $39,258, $5,707 and $8,284, respectively)	609,877	39,264	5,578	8,348
Receivables:
Dividends and interest++	4,794,176	189,452	6,970	1,026
Investment securities sold	—	—	—	—
Deposits with brokers for:
Futures contracts	274,832	18,706	—	—
Unrealized appreciation on OTC forward exchange contracts	—	847,422	—	—

Total assets	598,995,560	25,215,284	4,491,380	5,542,605

Liabilities:
Payables:
Investment securities purchased	4	643,021	6,721	5,829
Management fees	44,873	1,850	710	874
Variation margin on futures contracts	16,563	5,060	—	—
Funds advanced by custodian	—	—	4,249	—
Unrealized depreciation on OTC forward exchange contracts	—	2,167	—	—

Total liabilities	61,440	652,098	11,680	6,703

Net assets, at value	$598,934,120	$24,563,186	$4,479,700	$5,535,902

Net assets consist of:
Paid-in capital	$555,304,112	$25,395,560	$4,811,023	$5,725,011
Total distributable earnings (loss)	43,630,008	(832,374)	(331,323)	(189,109)

Net assets, at value	$598,934,120	$24,563,186	$4,479,700	$5,535,902

Shares outstanding	19,800,000	800,000	200,000	250,000

Net asset value per share	$30.25	$30.70	$22.40	$22.14

++Includes European Union tax reclaims	2,133	327	—	—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2021

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$9,694,317	$2,435,364	$2,229,984	$53,651,738

Value – Unaffiliated issuers	$10,799,550	$3,028,155	$2,619,526	$62,406,503
Cash	—	—	—	—
Foreign currency, at value (cost $-, $17,198, $4,376 and $286, respectively)	—	17,198	4,409	286
Receivables:
Dividends and interest	2,723	8,770	2,809	574,488
Investment securities sold	—	14,985	—	—
Variation margin on futures contracts	—	—	—	—
Deposits with brokers for:
Futures contracts	—	—	—	59,409

Total assets	10,802,273	3,069,108	2,626,744	63,040,686

Liabilities:
Payables:
Investment securities purchased	—	12,447	2,458	—
Management fees	1,727	948	417	4,785
Variation margin on futures contracts	—	—	—	453
Funds advanced by custodian	6,681	22,674	1,626	69,658

Total liabilities	8,408	36,069	4,501	74,896

Net assets, at value	$10,793,865	$3,033,039	$2,622,243	$62,965,790

Net assets consist of:
Paid-in capital	$10,248,829	$2,482,525	$2,441,624	$58,252,227
Total distributable earnings (loss)	545,036	550,514	180,619	4,713,563

Net assets, at value	$10,793,865	$3,033,039	$2,622,243	$62,965,790

Shares outstanding	400,000	100,000	100,000	2,000,000

Net asset value per share	$26.98	$30.33	$26.22	$31.48

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2021

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$46,994,852	$22,238,688	$202,715,110
Cost – Non-controlled affiliates (Note 3c)	—	—	230,050

Value – Unaffiliated issuers+	$48,174,015	$32,851,458	$203,882,641
Value – Non-controlled affiliates (Note 3c)	—	—	230,050
Cash	—	1,887	30,252
Foreign currency, at value (cost $67,278, $27,153 and $451,228, respectively)	67,464	27,115	452,500
Receivables:
Capital shares sold	—	—	—
Dividends and interest++	326,891	21,596	1,163,719
Variation margin on futures contracts	3	—	—
Deposits with brokers for:
Futures contracts	22,010	4	171,057

Total assets	48,590,383	32,902,060	205,930,219

Liabilities:
Payables:
Investment securities purchased	—	—	—
Management fees	3,680	5,221	14,931
Variation margin on futures contracts	—	—	12,660
Funds advanced by custodian	16,955	—	—
Payable upon return of securities loaned	—	—	230,050

Total liabilities	20,635	5,221	257,641

Net assets, at value	$48,569,748	$32,896,839	$205,672,578

Net assets consist of:
Paid-in capital	$47,261,746	$22,402,570	$205,749,740
Total distributable earnings (loss)	1,308,002	10,494,269	(77,162)

Net assets, at value	$48,569,748	$32,896,839	$205,672,578

Shares outstanding	1,600,000	800,000	8,650,000

Net asset value per share	$30.36	$41.12	$23.78

+Includes securities loaned	—	—	218,268
++Includes European Union tax reclaims	321,347	—	5,727

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2021

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$415,891	$518,889	$2,785,946	$252,411
Interest from securities loaned:
Unaffiliated issuers (net of fees and rebates)	64	—	—	—

Total investment income	415,955	518,889	2,785,946	252,411

Expenses:
Management fees (Note 3a)	40,093	13,977	201,829	7,652
Other	—	—	126	—

Total expenses	40,093	13,977	201,955	7,652
Expenses waived/paid by affiliates (Note 3c)	(156)	—	—	—

Net investment income	376,018	504,912	2,583,991	244,759

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(284,684)	(331,521)	(25,390,130)	(84,110)
In-kind redemptions	—	743,065	—	—
Foreign currency transactions	(7,096)	(4,410)	(194,378)	2,626
Futures contracts	—	—	191,949	—

Net realized gain (loss)	(291,780)	407,134	(25,392,559)	(81,484)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	7,337,823	6,447,419	68,592,316	3,599,809
Translation of other assets and liabilities denominated in foreign currencies	(758)	1,576	142,388	(47)
Futures contracts	(8,013)	—	22,807	—
Change in deferred taxes on unrealized appreciation	(66,222)	—	—	—

Net change in unrealized appreciation (depreciation)	7,262,830	6,448,995	68,757,511	3,599,762

Net realized and unrealized gain (loss)	6,971,050	6,856,129	43,364,952	3,518,278

Net increase (decrease) in net assets resulting from operations	$7,347,068	$7,361,041	$45,948,943	$3,763,037

[a]Foreign taxes withheld on dividends	$53,171	$9,029	$184,432	$42,985

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FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended March 31, 2021

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$954,306	$5,126,521	$148,143	$98,129
Non-cash dividends	—	555,392	12,319	20,713
Interest from securities loaned:
Unaffiliated issuers (net of fees and rebates)	550	4,870	—	—

Total investment income	954,856	5,686,783	160,462	118,842

Expenses:
Management fees (Note 3a)	144,831	195,625	5,403	6,056
Other	—	348	44	—

Total expenses	144,831	195,973	5,447	6,056
Expenses waived/paid by affiliates (Note 3c)	(332)	(107)	(12)	—

Net investment income	810,357	5,490,917	155,027	112,786

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,658,654)	(2,525,042)	(199,326)	(43,190)
In-kind redemptions	1,044,767	11,355,377	—	(632,310)
Foreign currency transactions	(18,846)	63,823	7,875	(430)
Forwards exchange contracts	—	—	(386,312)	—
Futures contracts	44,465	200,727	22,397	—

Net realized gain (loss)	(588,268)	9,094,885	(555,366)	(675,930)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	18,704,667	64,755,652	1,999,381	3,137,154
Translation of other assets and liabilities denominated in foreign currencies	(125)	2,628	344	12
Futures contracts	(5,342)	(31,339)	(1,370)	—
Forward exchange contracts	—	—	246,686	—

Net change in unrealized appreciation (depreciation)	18,699,200	64,726,941	2,245,041	3,137,166

Net realized and unrealized gain (loss)	18,110,932	73,821,826	1,689,675	2,461,236

Net increase (decrease) in net assets resulting from operations	$18,921,289	$79,312,743	$1,844,702	$2,574,022

[a]Foreign taxes withheld on dividends	$75,452	$547,021	$16,989	$19,827

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended March 31, 2021

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$135,284	$514,596	$142,030	$103,344
Non-cash dividends	57,413	—	—	—

Total investment income	192,697	514,596	142,030	103,344

Expenses:
Management fees (Note 3a)	6,307	15,040	25,064	2,974

Total expenses	6,307	15,040	25,064	2,974

Net investment income	186,390	499,556	116,966	100,370

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(166,384)	(220,469)	(599,356)	(136,182)
In-kind redemptions	230,025	453,769	—	—
Foreign currency transactions	810	16	(17,692)	(714)
Futures contracts	—	11,215	8,412	—

Net realized gain (loss)	64,451	244,531	(608,636)	(136,896)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	2,486,152	4,944,787	7,171,987	1,456,109
Translation of other assets and liabilities denominated in foreign currencies	(108)	(81)	54	10
Futures contracts	—	(5,668)	(1,682)	—
Change in deferred taxes on unrealized appreciation	—	—	(425,587)	—

Net change in unrealized appreciation (depreciation)	2,486,044	4,939,038	6,744,772	1,456,119

Net realized and unrealized gain (loss)	2,550,495	5,183,569	6,136,136	1,319,223

Net increase (decrease) in net assets resulting from operations	$2,736,885	$5,683,125	$6,253,102	$1,419,593

[a]Foreign taxes withheld on dividends	$20,513	$63	$41,015	$11,298

312	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended March 31, 2021

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$9,780,180	$243,801	$67,010	$87,242
Interest from securities loaned:
Unaffiliated issuers (net of fees and rebates)	1,265	—	—	—

Total investment income	9,781,445	243,801	67,010	87,242

Expenses:
Management fees (Note 3a)	426,118	6,486	4,178	8,324
Other	204	—	1	—

Total expenses	426,322	6,486	4,179	8,324
Expenses waived/paid by affiliates (Note 3c)	(735)	(93)	—	—

Net investment income	9,355,858	237,408	62,831	78,918

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(3,438,190)	(60,618)	(74,022)	(220,223)
In-kind redemptions	22,279,662	—	—	—
Foreign currency transactions	112,199	1,366	(3,088)	601
Futures contracts	1,222,151	20,287	(1,187)	—
Forwards exchange contracts	—	89,616	(5)	—

Net realized gain (loss)	20,175,822	50,651	(78,302)	(219,622)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	124,358,217	751,680	830,251	1,997,245
Translation of other assets and liabilities denominated in foreign currencies	(34,901)	(1,083)	1,689	(29)
Futures contracts	59,073	503	1,305	—
Forward exchange contracts	—	834,321	—	—

Net change in unrealized appreciation (depreciation)	124,382,389	1,585,421	833,245	1,997,216

Net realized and unrealized gain (loss)	144,558,211	1,636,072	754,943	1,777,594

Net increase (decrease) in net assets resulting from operations	$153,914,069	$1,873,480	$817,774	$1,856,512

[a]Foreign taxes withheld on dividends	$1,087,684	$27,077	$5,848	$4,989

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended March 31, 2021

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$639,844	$61,871	$51,210	$643,897
Non-cash dividends	—	—	55,586	—

Total investment income	639,844	61,871	106,796	643,897

Expenses:
Management fees (Note 3a)	19,577	9,660	3,952	26,858
Other	—	—	—	24

Total expenses	19,577	9,660	3,952	26,882
Expenses waived/paid by affiliates (Note 3c)	(2)	—	—	—

Net investment income	620,269	52,211	102,844	617,015

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(312,682)	9,397	(139,125)	(619,268)
In-kind redemptions	1,040,188	—	—	—
Foreign currency transactions	(7,441)	(74)	724	(24,159)
Futures contracts	—	—	—	50,471

Net realized gain (loss)	720,065	9,323	(138,401)	(592,956)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	3,654,980	1,013,316	1,271,779	14,528,737
Translation of other assets and liabilities denominated in foreign currencies	89	4	(144)	(12,225)
Futures contracts	—	—	—	20,095

Net change in unrealized appreciation (depreciation)	3,655,069	1,013,320	1,271,635	14,536,607

Net realized and unrealized gain (loss)	4,375,134	1,022,643	1,133,234	13,943,651

Net increase (decrease) in net assets resulting from operations	$4,995,403	$1,074,854	$1,236,078	$14,560,666

[a]Foreign taxes withheld on dividends	$72,027	$2,756	$9,909	$126,671

314	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended March 31, 2021

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$1,038,350	$504,471	$4,294,400
Income from securities loaned: (Note 1d)
Unaffiliated issuers (net of fees and rebates)	—	—	4,547

Total investment income	1,038,350	504,471	4,298,947

Expenses:
Management fees (Note 3a)	29,032	39,500	95,057

Total expenses	29,032	39,500	95,057
Expenses waived/paid by affiliates (Note 3c)	—	—	(55)

Net investment income	1,009,318	464,971	4,203,945

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(234,700)	9,393	(3,102,478)
In-kind redemptions	2,126,580	—	(3,309,048)
Foreign currency transactions	3,659	1,631	8,754
Futures contracts	91,800	31,667	164,097

Net realized gain (loss)	1,987,339	42,691	(6,238,675)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	5,497,760	10,936,233	31,054,987
Translation of other assets and liabilities denominated in foreign currencies	(3,224)	(385)	(2,162)
Futures contracts	(10,257)	—	(84,667)

Net change in unrealized appreciation (depreciation)	5,484,279	10,935,848	30,968,158

Net realized and unrealized gain (loss)	7,471,618	10,978,539	24,729,483

Net increase (decrease) in net assets resulting from operations	$8,480,936	$11,443,510	$28,933,428

[a]Foreign taxes withheld on dividends	$162,054	$137,968	$39,785

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	315

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin FTSE Asia ex Japan ETF		Franklin FTSE Australia ETF

	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$376,018	$395,662	$504,912	$468,776
Net realized gain (loss)	(291,780)	(413,776)	407,134	203,043
Net change in unrealized appreciation (depreciation)	7,262,830	(2,354,251)	6,448,995	(3,514,826)

Net increase (decrease) in net assets resulting from operations	7,347,068	(2,372,365)	7,361,041	(2,843,007)

Distributions to shareholders: (Note 1f)	(347,651)	(403,670)	(369,523)	(500,460)

Capital share transactions: (Note 2)	12,605,123	—	8,483,275	3,774,628

Net increase (decrease) in net assets	19,604,540	(2,776,035)	15,474,793	431,161
Net assets:
Beginning of year	14,712,036	17,488,071	7,820,276	7,389,115

End of year	$34,316,576	$14,712,036	$23,295,069	$7,820,276

316	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Brazil ETF		Franklin FTSE Canada ETF

	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$2,583,991	$2,779,622	$244,759	$152,979
Net realized gain (loss)	(25,392,559)	(6,535,713)	(81,484)	34,521
Net change in unrealized appreciation (depreciation)	68,757,511	(95,581,334)	3,599,762	(1,426,829)

Net increase (decrease) in net assets resulting from operations	45,948,943	(99,337,425)	3,763,037	(1,239,329)

Distributions to shareholders: (Note 1f)	(3,244,165)	(1,076,875)	(170,739)	(139,563)

Capital share transactions: (Note 2)	(37,747,916)	182,535,019	15,691,933	1,428,015

Net increase (decrease) in net assets	4,956,862	82,120,719	19,284,231	49,123
Net assets:
Beginning of year	102,699,544	20,578,825	4,876,019	4,826,896

End of year	$107,656,406	$102,699,544	$24,160,250	$4,876,019

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	317

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE China ETF		Franklin FTSE Europe ETF

	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$810,357	$786,891	$5,490,917	$2,748,144
Net realized gain (loss)	(588,268)	(3,851,985)	9,094,885	1,544,533
Net change in unrealized appreciation (depreciation)	18,699,200	686,253	64,726,941	(16,683,190)

Net increase (decrease) in net assets resulting from operations	18,921,289	(2,378,841)	79,312,743	(12,390,513)

Distributions to shareholders: (Note 1f)	(880,709)	(787,837)	(4,581,765)	(2,821,950)

Capital share transactions: (Note 2)	53,934,391	8,753,375	63,039,215	32,209,377

Net increase (decrease) in net assets	71,974,971	5,586,697	137,770,193	16,996,914
Net assets:
Beginning of year	48,807,119	43,220,422	91,356,234	74,359,320

End of year	$120,782,090	$48,807,119	$229,126,427	$91,356,234

318	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Europe Hedged ETF		Franklin FTSE France ETF

	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$155,027	$146,166	$112,786	$100,467
Net realized gain (loss)	(555,366)	315,995	(675,930)	(36,345)
Net change in unrealized appreciation (depreciation)	2,245,041	(899,755)	3,137,166	(2,635,032)

Net increase (decrease) in net assets resulting from operations	1,844,702	(437,594)	2,574,022	(2,570,910)

Distributions to shareholders: (Note 1f)	(93,163)	(294,228)	(109,487)	(86,176)

Capital share transactions: (Note 2)	9,846,602	—	(4,055,531)	8,972,173

Net increase (decrease) in net assets	11,598,141	(731,822)	(1,590,996)	6,315,087
Net assets:
Beginning of year	3,830,985	4,562,807	8,701,509	2,386,422

End of year	$15,429,126	$3,830,985	$7,110,513	$8,701,509

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	319

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Germany ETF		Franklin FTSE Hong Kong ETF

	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$186,390	$108,392	$499,556	$561,766
Net realized gain (loss)	64,451	(95,320)	244,531	347,250
Net change in unrealized appreciation (depreciation)	2,486,044	(983,793)	4,939,038	(5,052,670)

Net increase (decrease) in net assets resulting from operations	2,736,885	(970,721)	5,683,125	(4,143,654)

Distributions to shareholders: (Note 1f)	(182,573)	(114,909)	(524,795)	(569,121)

Capital share transactions: (Note 2)	2,356,392	1,127,565	(3,730,050)	28,395

Net increase (decrease) in net assets	4,910,704	41,935	1,428,280	(4,684,380)
Net assets:
Beginning of year	4,182,100	4,140,165	15,433,317	20,117,697

End of year	$9,092,804	$4,182,100	$16,861,597	$15,433,317

320	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE India ETF		Franklin FTSE Italy ETF

	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$116,966	$142,242	$100,370	$422,097
Net realized gain (loss)	(608,636)	(604,754)	(136,896)	(1,684,080)
Net change in unrealized appreciation (depreciation)	6,744,772	(2,727,721)	1,456,119	(1,387,475)

Net increase (decrease) in net assets resulting from operations	6,253,102	(3,190,233)	1,419,593	(2,649,458)

Distributions to shareholders: (Note 1f)	(92,142)	(83,995)	(86,540)	(414,228)

Capital share transactions: (Note 2)	8,593,234	5,057,008	—	(4,705,377)

Net increase (decrease) in net assets	14,754,194	1,782,780	1,333,053	(7,769,063)
Net assets:
Beginning of year	8,789,954	7,007,174	2,641,320	10,410,383

End of year	$23,544,148	$8,789,954	$3,974,373	$2,641,320

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	321

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Japan ETF		Franklin FTSE Japan Hedged ETF

	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$9,355,858	$5,988,980	$237,408	$104,775
Net realized gain (loss)	20,175,822	(93,823)	50,651	(1,599,327)
Net change in unrealized appreciation (depreciation)	124,382,389	(46,840,847)	1,585,421	1,013,532

Net increase (decrease) in net assets resulting from operations	153,914,069	(40,945,690)	1,873,480	(481,020)

Distributions to shareholders: (Note 1f)	(8,307,221)	(5,496,937)	—	—

Capital share transactions: (Note 2)	137,476,616	72,087,879	18,420,312	(9,119,221)

Net increase (decrease) in net assets	283,083,464	25,645,252	20,293,792	(9,600,241)
Net assets:
Beginning of year	315,850,656	290,205,404	4,269,394	13,869,635

End of year	$598,934,120	$315,850,656	$24,563,186	$4,269,394

322	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Latin America ETF		Franklin FTSE Mexico ETF

	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$62,831	$77,224	$78,918	$128,515
Net realized gain (loss)	(78,302)	(60,001)	(219,622)	(297,482)
Net change in unrealized appreciation (depreciation)	833,245	(1,047,301)	1,997,216	(1,247,853)

Net increase (decrease) in net assets resulting from operations	817,774	(1,030,078)	1,856,512	(1,416,820)

Distributions to shareholders: (Note 1f)	(50,024)	(90,264)	(79,915)	(134,178)

Capital share transactions: (Note 2)	2,191,582	—	888,685	—

Net increase (decrease) in net assets	2,959,332	(1,120,342)	2,665,282	(1,550,998)
Net assets:
Beginning of year	1,520,368	2,640,710	2,870,620	4,421,618

End of year	$4,479,700	$1,520,368	$5,535,902	$2,870,620

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	323

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Russia ETF		Franklin FTSE Saudi Arabia ETF

	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$620,269	$1,025,691	$52,211	$89,405
Net realized gain (loss)	720,065	(217,317)	9,323	(62,860)
Net change in unrealized appreciation (depreciation)	3,655,069	(3,085,622)	1,013,320	(717,507)

Net increase (decrease) in net assets resulting from operations	4,995,403	(2,277,248)	1,074,854	(690,962)

Distributions to shareholders: (Note 1f)	(587,880)	(1,112,109)	(56,892)	(82,840)

Capital share transactions: (Note 2)	(6,853,353)	4,946,037	—	—

Net increase (decrease) in net assets	(2,445,830)	1,556,680	1,017,962	(773,802)
Net assets:
Beginning of year	13,239,695	11,683,015	2,015,077	2,788,879

End of year	$10,793,865	$13,239,695	$3,033,039	$2,015,077

324	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE South Africa ETF		Franklin FTSE South Korea ETF

	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$102,844	$265,425	$617,015	$262,645
Net realized gain (loss)	(138,401)	(85,547)	(592,956)	(2,031,597)
Net change in unrealized appreciation (depreciation)	1,271,635	(1,090,870)	14,536,607	(1,659,724)

Net increase (decrease) in net assets resulting from operations	1,236,078	(910,992)	14,560,666	(3,428,676)

Distributions to shareholders: (Note 1f)	(95,139)	(269,501)	(364,846)	(322,884)

Capital share transactions: (Note 2)	—	—	37,207,699	(1,634,635)

Net increase (decrease) in net assets	1,140,939	(1,180,493)	51,403,519	(5,386,195)
Net assets:
Beginning of year	1,481,304	2,661,797	11,562,271	16,948,466

End of year	$2,622,243	$1,481,304	$62,965,790	$11,562,271

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	325

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Switzerland ETF		Franklin FTSE Taiwan ETF

	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$1,009,318	$433,186	$464,971	$531,999
Net realized gain (loss)	1,987,339	(145,095)	42,691	(67,049)
Net change in unrealized appreciation (depreciation)	5,484,279	(4,242,900)	10,935,848	(872,010)

Net increase (decrease) in net assets resulting from operations	8,480,936	(3,954,809)	11,443,510	(407,060)

Distributions to shareholders: (Note 1f)	(943,297)	(65,702)	(471,993)	(520,726)

Capital share transactions: (Note 2)	6,819,576	35,847,030	8,019,492	—

Net increase (decrease) in net assets	14,357,215	31,826,519	18,991,009	(927,786)
Net assets:
Beginning of year	34,212,533	2,386,014	13,905,830	14,833,616

End of year	$48,569,748	$34,212,533	$32,896,839	$13,905,830

326	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE United Kingdom ETF

	Year Ended March 31, 2021	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$4,203,945	$1,830,118
Net realized gain (loss)	(6,238,675)	(1,808,811)
Net change in unrealized appreciation (depreciation)	30,968,158	(29,641,625)

Net increase (decrease) in net assets resulting from operations	28,933,428	(29,620,318)

Distributions to shareholders: (Note 1f)	(2,701,500)	(1,337,064)

Capital share transactions: (Note 2)	89,816,466	91,505,345

Net increase (decrease) in net assets	116,048,394	60,547,963
Net assets:
Beginning of year	89,624,184	29,076,221

End of year	$205,672,578	$89,624,184

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	327

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-five separate funds, twenty-three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that

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1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.

Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 8 regarding other derivative information.

d. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

e. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2021, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

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1. Organization and Significant Accounting Policies (continued)

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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2. Shares of Beneficial Interest (continued)

At March 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin FTSE Asia ex Japan ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	400,000	$12,605,123	—	$—

Net increase (decrease)	400,000	$12,605,123	—	$—

	Franklin FTSE Australia ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	500,000	$11,932,219	250,000	$6,380,606
Shares redeemed	(150,000)	(3,448,944)	(100,000)	(2,605,978)

Net increase (decrease)	350,000	$8,483,275	150,000	$3,774,628

	Franklin FTSE Brazil ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	600,000	$12,225,064	6,800,000	$194,991,129
Shares redeemed	(2,500,000)	(49,972,980)	(500,000)	(12,456,110)

Net increase (decrease)	(1,900,000)	$(37,747,916)	6,300,000	$182,535,019

	Franklin FTSE Canada ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	550,000	$15,691,933	100,000	$2,645,197
Shares redeemed	—	—	(50,000)	(1,217,182)

Net increase (decrease)	550,000	$15,691,933	50,000	$1,428,015

	Franklin FTSE China ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	1,800,000	$58,841,102	600,000	$13,290,874
Shares redeemed	(200,000)	(4,906,711)	(200,000)	(4,537,499)

Net increase (decrease)	1,600,000	$53,934,391	400,000	$8,753,375

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2. Shares of Beneficial Interest (continued)

	Franklin FTSE Europe ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	5,200,000	$101,611,880	3,600,000	$79,020,679
Shares redeemed	(1,600,000)	(38,572,665)	(2,000,000)	(46,811,302)

Net increase (decrease)	3,600,000	$63,039,215	1,600,000	$32,209,377

	Franklin FTSE Europe Hedged ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	400,000	$9,846,602	—	$—

Net increase (decrease)	400,000	$9,846,602	—	$—

	Franklin FTSE France ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	—	$—	350,000	$8,972,173
Shares redeemed	(200,000)	(4,055,531)	—	—

Net increase (decrease)	(200,000)	$(4,055,531)	350,000	$8,972,173

	Franklin FTSE Germany ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	150,000	$3,514,675	50,000	$1,127,565
Shares redeemed	(50,000)	(1,158,283)	—	—

Net increase (decrease)	100,000	$2,356,392	50,000	$1,127,565

	Franklin FTSE Hong Kong ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	—	$—	300,000	$7,218,089
Shares redeemed	(150,000)	(3,730,050)	(300,000)	(7,189,694)

Net increase (decrease)	(150,000)	$(3,730,050)	—	$28,395

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2. Shares of Beneficial Interest (continued)

	Franklin FTSE India ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	350,000	$9,485,085	400,000	$8,528,590
Shares redeemed	(50,000)	(891,851)	(150,000)	(3,471,582)

Net increase (decrease)	300,000	$8,593,234	250,000	$5,057,008

	Franklin FTSE Italy ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	—	$—	50,000	$1,118,853
Shares redeemed	—	—	(350,000)	(5,824,230)

Net increase (decrease)	—	$—	(300,000)	$(4,705,377)

	Franklin FTSE Japan ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	7,800,000	$210,140,358	7,800,000	$202,804,002
Shares redeemed	(2,400,000)	(72,663,742)	(5,400,000)	(130,716,123)

Net increase (decrease)	5,400,000	$137,476,616	2,400,000	$72,087,879

	Franklin FTSE Japan Hedged ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	600,000	$18,420,312	—	$—
Shares redeemed	—	—	(400,000)	(9,119,221)

Net increase (decrease)	600,000	$18,420,312	(400,000)	$(9,119,221)

	Franklin FTSE Latin America ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	100,000	$2,191,582	—	$—

Net increase (decrease)	100,000	$2,191,582	—	$—

	Franklin FTSE Mexico ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	50,000	$888,685	—	$—

Net increase (decrease)	50,000	$888,685	—	$—

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2. Shares of Beneficial Interest (continued)

	Franklin FTSE Russia ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	100,000	$2,631,824	200,000	$4,946,037
Shares redeemed	(400,000)	(9,485,177)	—	—

Net increase (decrease)	(300,000)	$(6,853,353)	200,000	$4,946,037

	Franklin FTSE South Korea ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	1,300,000	$37,207,699	100,000	$2,002,593
Shares redeemed	—	—	(200,000)	(3,637,228)

Net increase (decrease)	1,300,000	$37,207,699	(100,000)	$(1,634,635)

	Franklin FTSE Switzerland ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	1,000,000	$30,006,453	1,400,000	$37,960,491
Shares redeemed	(800,000)	(23,186,877)	(100,000)	(2,113,461)

Net increase (decrease)	200,000	$6,819,576	1,300,000	$35,847,030

	Franklin FTSE Taiwan ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	200,000	$8,019,492	—	$—

Net increase (decrease)	200,000	$8,019,492	—	$—

	Franklin FTSE United Kingdom ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	5,250,000	$119,960,341	4,800,000	$111,979,995
Shares redeemed	(1,600,000)	(30,143,875)	(1,000,000)	(20,474,650)

Net increase (decrease)	3,650,000	$89,816,466	3,800,000	$91,505,345

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fee and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fees are based on the daily net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin FTSE Asia ex Japan ETF	0.19%
Franklin FTSE Australia ETF	0.09%
Franklin FTSE Brazil ETF	0.19%
Franklin FTSE Canada ETF	0.09%
Franklin FTSE China ETF	0.19%
Franklin FTSE Europe ETF	0.09%
Franklin FTSE Europe Hedged ETF	0.09%
Franklin FTSE France ETF	0.09%
Franklin FTSE Germany ETF	0.09%
Franklin FTSE Hong Kong ETF	0.09%
Franklin FTSE India ETF	0.19%
Franklin FTSE Italy ETF	0.09%
Franklin FTSE Japan ETF	0.09%
Franklin FTSE Japan Hedged ETF	0.09%
Franklin FTSE Latin America ETF	0.19%
Franklin FTSE Mexico ETF	0.19%
Franklin FTSE Russia ETF	0.19%
Franklin FTSE Saudi Arabia ETF	0.39%
Franklin FTSE South Africa ETF	0.19%
Franklin FTSE South Korea ETF	0.09%
Franklin FTSE Switzerland ETF	0.09%
Franklin FTSE Taiwan ETF	0.19%
Franklin FTSE United Kingdom ETF	0.09%

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3. Transactions with Affiliates (continued)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended March 31, 2021, investments in affiliated management investment companies were as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income

Franklin FTSE Asia ex Japan ETF
Non-Controlled Affiliates					Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$5,040	$547,640	$(493,870)	$—	$—	$58,810	58,810	$—

Franklin FTSE China ETF
Non-Controlled Affiliates					Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$29,400	$9,149,198	$(8,661,379)	$—	$—	$517,219	517,219	$—

Franklin FTSE Europe ETF
Non-Controlled Affiliates					Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$—	$695,778	$(631,578)	$—	$—	$64,200	64,200	$—

Franklin FTSE Europe Hedged ETF
Non-Controlled Affiliates					Dividend Income
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$1	$496,239	$(338,937)	$—	$—	$157,303	157,303	$—

Franklin FTSE Japan ETF
Non-Controlled Affiliates						Dividend Income
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$124,941	$10,802,737	$(10,635,325)	$—	$—	$292,353	292,353	$—

Non-Controlled Affiliates					Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$—	$1,170,275	$(1,170,275)	$—	$—	$—	—	$—

Total Affiliated Securities	$124,941	$11,973,012	$(11,805,600)	$—	$—	$292,353	292,353	$—

Franklin FTSE Japan Hedged ETF
Non-Controlled Affiliates						Dividend Income
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$—	$700,262	$(686,883)	$—	$—	$13,379	13,379	$—

Franklin FTSE United Kingdom ETF
Non-Controlled Affiliates					Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$—	$1,064,781	$(834,731)	$—	$—	$230,050	230,050	$—

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3. Transactions with Affiliates (continued)

d. Other Affiliated Transactions

At March 31, 2021, the shares of the Funds were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]
Franklin FTSE Brazil ETF
Franklin Resources Inc.	1,630,000	31.3%

Franklin FTSE Canada ETF
Franklin Resources Inc.	250,000	31.3%

Franklin FTSE China ETF
Franklin Moderate Allocation Fund	245,150	6.4%
Franklin Growth Allocation Fund	250,050	6.6%

	495,200	13.0%

Franklin FTSE Europe ETF
Franklin Moderate Allocation Fund	976,921	11.6%
Franklin Growth Allocation Fund	1,072,712	12.8%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	551,581	6.6%
Franklin 529 Portfolios	4,955,601	59.0%

	7,556,815	90.0%

Franklin FTSE Europe Hedged ETF
Franklin Resources Inc.	50,000	8.3%

Franklin FTSE Italy ETF
Franklin Resources Inc.	39,000	26.0%

Franklin FTSE Japan ETF
Franklin 529 Portfolios	2,192,844	11.1%

Franklin FTSE Japan Hedged ETF
Franklin Resources Inc.	75,000	9.4%

Franklin FTSE Mexico ETF
Franklin Resources Inc.	28,000	11.2%

Franklin FTSE Saudi Arabia ETF
Franklin Resources Inc.	46,000	46.0%

Franklin FTSE South Africa ETF
Franklin Resources Inc.	31,000	31.0%

Franklin FTSE Switzerland ETF
Franklin Resources Inc.	525,000	32.8%

Franklin FTSE United Kingdom ETF
Franklin Managed Income Fund	1,500,000	17.3%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2021, the capital loss carryforwards were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Capital loss carryforwards not subject to expiration:
Long term	$674,816	$272,671	$5,352,471	$122,400
Short term	167,167	—	33,013,506	67,109

Total capital loss carryforwards	$841,983	$272,671	$38,365,977	$189,509

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4. Income Taxes (continued)

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Capital loss carryforwards not subject to expiration:
Long term	$4,744,973	$2,725,698	$304,140	$56,202
Short term	665,807	271,736	262,548	16,219

Total capital loss carryforwards	$5,410,780	$2,997,434	$566,688*	$72,421

*Includes short term $262,548 and long term $134,962 capital loss carryforwards respectively from an ownership change on the Franklin FTSE Europe Hedged ETF Fund, which may be carried over to offset future capital gains, subject to certain loss limitations.

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Capital loss carryforwards not subject to expiration:
Long term	$200,120	$281,338	$900,931	$272,988
Short term	52,664	—	108,428	—

Total capital loss carryforwards	$252,784	$281,338	$1,009,359	$272,988

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Capital loss carryforwards not subject to expiration:
Long term	$4,327,223	$—	$96,064	$514,888
Short term	—	478,757	11,678	40,089

Total capital loss carryforwards	$4,327,223	$478,757	$107,742	$554,977

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Capital loss carryforwards not subject to expiration:
Long term	$313,403	$33,928	$175,862	$1,848,703
Short term	155,543	10,784	19,349	829,396

Total capital loss carryforwards	$468,946	$44,712	$195,211	$2,678,099

During the year ended March 31, 2021, Franklin FTSE Saudi Arabia EFT utilized $13,252 as capital loss carryforward.

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Capital loss carryforwards not subject to expiration:
Long term	$137,486	$24,172	$2,181,372
Short term	170,115	10,135	1,093,024

Total capital loss carryforwards	$307,601	$34,307	$3,274,396

For tax purposes, the Funds may elect to defer any portion of late-year ordinary loss to the first day of the following fiscal year. At March 31, 2021, the deferred losses were as follows:

	Franklin FTSE China ETF	Franklin FTSE Europe Hedged ETF
Late-year ordinary losses	$(16,526)	$(52,163)

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4. Income Taxes (continued)

The tax character of distributions paid during the years ended March 31, 2021 and 2022, were as follows:

	Franklin FTSE Asia ex Japan ETF		Franklin FTSE Australia ETF

	2021	2020	2021	2020
Distributions paid from ordinary income	$347,651	$403,670	$369,523	$500,460

	Franklin FTSE Brazil ETF		Franklin FTSE Canada ETF

	2021	2020	2021	2020
Distributions paid from ordinary income	$3,244,165	$1,076,875	$170,739	$139,563

	Franklin FTSE China ETF		Franklin FTSE Europe ETF

	2021	2020	2021	2020
Distributions paid from ordinary income	$880,709	$787,837	$4,581,765	$2,821,950

	Franklin FTSE Europe Hedged ETF		Franklin FTSE France ETF

	2021	2020	2021	2020
Distributions paid from ordinary income	$93,163	$294,228	$109,487	$86,176

	Franklin FTSE Germany ETF		Franklin FTSE Hong Kong ETF

	2021	2020	2021	2020
Distributions paid from ordinary income	$182,573	$114,909	$524,795	$569,121

	Franklin FTSE India ETF		Franklin FTSE Italy ETF

	2021	2020	2021	2020
Distributions paid from ordinary income	$92,142	$83,995	$86,540	$414,228

	Franklin FTSE Japan ETF		Franklin FTSE Japan Hedged ETF

	2021	2020	2021	2020
Distributions paid from ordinary income	$8,307,221	$5,496,937	$—	$—

	Franklin FTSE Latin America ETF		Franklin FTSE Mexico ETF

	2021	2020	2021	2020
Distributions paid from ordinary income	$50,024	$90,264	$79,915	$134,178

	Franklin FTSE Russia ETF		Franklin FTSE Saudi Arabia ETF

	2021	2020	2021	2020
Distributions paid from ordinary income	$587,880	$1,112,109	$56,892	$82,840

	Franklin FTSE South Africa ETF		Franklin FTSE South Korea ETF

	2021	2020	2021	2020
Distributions paid from ordinary income	$95,139	$269,501	$364,846	$322,884

	Franklin FTSE Switzerland ETF		Franklin FTSE Taiwan ETF

	2021	2020	2021	2020
Distributions paid from ordinary income	$943,297	$65,702	$471,993	$520,726

	Franklin FTSE United Kingdom ETF

	2021	2020
Distributions paid from ordinary income	$2,701,500	$1,337,064

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NOTES TO FINANCIAL STATEMENTS

4. Income Taxes (continued)

At March 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Cost of investments	$30,608,496	$20,959,803	$136,389,157	$22,058,832

Unrealized appreciation	$5,543,103	$3,088,051	$8,613,795	$2,206,174
Unrealized depreciation	(1,901,293)	(809,518)	(37,776,189)	(126,885)

Net unrealized appreciation (depreciation)	$3,641,810	$2,278,533	$(29,162,394)	$2,079,289

Distribution earnings – undistributed ordinary Income	$81,614	$316,825	$1,078,262	$118,565

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Cost of investments	$105,390,272	$188,327,036	$15,407,155	$6,743,361

Unrealized appreciation	$18,786,003	$46,780,736	$336,570	$852,497
Unrealized depreciation	(3,172,947)	(6,565,875)	(233,834)	(489,947)

Net unrealized appreciation (depreciation)	$15,613,056	$40,214,861	$102,736	$362,550

Distribution earnings – undistributed ordinary Income	$—	$2,354,003	$—	$20,571

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Cost of investments	$8,129,375	$15,293,865	$19,676,315	$3,502,893

Unrealized appreciation	$1,322,631	$2,892,862	$4,768,565	$759,029
Unrealized depreciation	(364,039)	(1,344,719)	(476,916)	(291,795)

Net unrealized appreciation (depreciation)	$958,592	$1,548,143	$4,291,649	$467,234

Distribution earnings – undistributed ordinary Income	$18,683	$77,827	$40,896	$51,492

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Cost of investments	$552,027,695	$24,636,350	$4,727,675	$5,193,200

Unrealized appreciation	$68,810,843	$1,397,494	$265,721	$769,673
Unrealized depreciation	(27,521,863)	(1,913,404)	(514,564)	(430,108)

Net unrealized appreciation (depreciation)	$41,288,980	$(515,910)	$(248,843)	$339,565

Distribution earnings – undistributed ordinary Income	$6,689,383	$162,493	$25,506	$26,239

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4. Income Taxes (continued)

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Cost of investments	$9,785,045	$2,444,152	$2,266,547	$55,446,881

Unrealized appreciation	$1,217,798	$601,305	$670,447	$9,921,374
Unrealized depreciation	(203,293)	(17,302)	(317,468)	(2,961,752)

Net unrealized appreciation (depreciation)	$1,014,505	$584,003	$352,979	$6,959,622

Distribution earnings – undistributed ordinary Income	$—	$11,223	$22,825	$451,423

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Cost of investments	$47,016,733	$22,374,836	$203,528,131

Unrealized appreciation	$2,180,760	$10,661,137	$9,893,484
Unrealized depreciation	(1,023,478)	(184,515)	(9,308,924)

Net unrealized appreciation (depreciation)	$1,157,282	$10,476,622	$584,560

Distribution earnings – undistributed ordinary Income	$452,893	$52,180	$2,619,515

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions, financial futures transactions, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2021, were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Purchases	$12,393,480	$1,178,452	$21,664,348	$374,912
Sales	$2,469,128	$1,068,066	$60,069,790	$273,824

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Purchases	$53,645,792	$11,594,267	$871,486	$317,286
Sales	$12,241,253	$10,508,721	$810,716	$306,469

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Purchases	$400,871	$2,481,382	$11,784,776	$571,710
Sales	$395,989	$2,428,479	$3,178,173	$569,286

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5. Investment Transactions (continued)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Purchases	$30,258,129	$1,624,544	$1,920,435	$786,562
Sales	$26,716,822	$489,444	$231,088	$785,445

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Purchases	$1,926,789	$440,351	$238,041	$39,659,266
Sales	$1,909,019	$457,510	$285,282	$2,575,233

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Purchases	$4,469,246	$10,229,212	$8,947,659
Sales	$4,163,845	$2,184,689	$7,672,168

In-kind transactions associated with creation and redemptions for the year ended March 31, 2021, were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Cost of Securities Received	$2,559,568	$11,903,656	$—	$15,657,636
Value of Securities Delivered[a]	$—	$3,446,058	$—	$—

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Cost of Securities Received	$16,565,284	$101,027,432	$9,724,084	$—
Value of Securities Delivered[a]	$4,347,962	$38,198,901	$—	$4,050,708

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Cost of Securities Received	$3,510,363	$—	$—	$—
Value of Securities Delivered[a]	$1,156,864	$3,698,468	$—	$—

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Cost of Securities Received	$207,049,429	$18,077,952	$520,958	$888,730
Value of Securities Delivered[a]	$72,341,427	$—	$	$—

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NOTES TO FINANCIAL STATEMENTS

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Cost of Securities Received	$2,625,470	$—	$—	$—
Value of Securities Delivered[a]	$9,462,391	$—	$—	$—

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Cost of Securities Received	$29,549,406	$—	$119,384,071
Value of Securities Delivered[a]	$22,984,869	$—	$29,965,688

aRealized gains and losses from in-kind redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

At March 31, 2021, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE United Kingdom ETF
Securities lending transactions[a]:
Equity investments[b]	$58,810	$517,219	$64,200	$230,050

aThe agreements can be terminated at any time.

bThe gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers recently impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Funds’ ability to sell these securities. At March 31, 2021, Franklin FTSE Russia ETF had 100.1% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

7. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

8. Other Derivative Information

At March 31, 2021, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE Asia ex Japan ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$8,013	[a]

Totals		$—			$8,013

Franklin FTSE Brazil ETF

Equity contracts	Variation margin on futures contracts	$13,374	[a]	Variation margin on futures contracts	$—

Totals		$13,374			$—

Franklin FTSE China ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$5,342	[a]

Totals		$—			$5,342

Franklin FTSE Europe ETF

Equity contracts	Variation margin on futures contracts	$5,184		Variation margin on futures contracts	$—

Totals		$5,184			$—

Franklin FTSE Europe Hedged ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$308,612		Unrealized depreciation on OTC forward exchange contracts	$11,075

Equity contracts	Variation margin on futures contracts	2,183	[a]	Variation margin on futures contracts	—

Totals		$310,795			$11,075

Franklin FTSE Japan ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$3,624	[a]

Totals		$—			$3,624

Franklin FTSE Japan Hedged ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$847,422		Unrealized depreciation on OTC forward exchange contracts	$2,167

Equity contracts	Variation margin on futures contracts	389	[a]	Variation margin on futures contracts	—

Totals		$847,811			$2,167

Franklin FTSE South Korea ETF

Equity contracts	Variation margin on futures contracts	$2,310	[a]	Variation margin on futures contracts	$—

Totals		$2,310			$—

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NOTES TO FINANCIAL STATEMENTS

8. Other Derivative Information (continued)

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE Switzerland ETF

Equity contracts	Variation margin on futures contracts	$8,660	[a]	Variation margin on futures contracts	$—

Totals		$8,660			$—

Franklin FTSE United Kingdom ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$7,397	[a]

Totals		$—			$7,397

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the year ended March 31, 2021, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Asia ex Japan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Future contracts	$—	Future contracts	$(8,013)

Totals		$—		$(8,013)

Franklin FTSE Brazil ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Future contracts	$191,949	Future contracts	$22,807

Totals		$191,949		$22,807

Franklin FTSE China ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Future contracts	$44,465	Future contracts	$(5,342)

Totals		$44,465		$(5,342)

Franklin FTSE Europe ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Future contracts	$200,727	Future contracts	$(31,339)

Totals		$200,727		$(31,339)

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NOTES TO FINANCIAL STATEMENTS

8. Other Derivative Information (continued)

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Europe Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Future contracts	$22,397	Future contracts	$(1,370)

	Forward exchange contracts	$(386,312)	Translation of other assets and liabilities denominated in foreign currencies	$246,686

Totals		$(363,915)		$245,316

Franklin FTSE Hong Kong ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Future contracts	$11,215	Future contracts	$(5,668)

Totals		$11,215		$(5,668)

Franklin FTSE India ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Future contracts	$8,412	Future contracts	$(1,682)

Totals		$8,412		$(1,682)

Franklin FTSE Japan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Future contracts	$1,222,151	Future contracts	$59,073

Totals		$1,222,151		$59,073

Franklin FTSE Japan Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Future contracts	$20,287	Future contracts	$503

	Forward exchange contracts	89,616	Translation of other assets and liabilities denominated in foreign currencies	834,321

Totals		$109,903		$834,824

Franklin FTSE Latin America ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Future contracts	$(1,187)	Future contracts	$1,305

	Forward exchange contracts	(5)	Translation of other assets and liabilities denominated in foreign currencies	—

Totals		$(1,192)		$1,305

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NOTES TO FINANCIAL STATEMENTS

8. Other Derivative Information (continued)

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE South Korea ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Future contracts	$50,471	Future contracts	$20,095

Totals		$50,471		$20,095

Franklin FTSE Switzerland ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Future contracts	$91,800	Future contracts	$(10,257)

Totals		$91,800		$(10,257)

Franklin FTSE Taiwan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Future contracts	$31,667	Future contracts	$—

Totals		$31,667		$—

Franklin FTSE United Kingdom ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Future contracts	$164,097	Future contracts	$(84,667)

Totals		$164,097		$(84,667)

For the year ended March 31, 2021, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Brazil ETF	Franklin FTSE China ETF	Franklin FTSE Europe ETF
Futures contracts	$13,726	$483,911	$124,262	$566,539

	Franklin FTSE Europe Hedged ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF
Futures contracts	$46,518	$42,824	$7,215	$2,616,141
Foreign exchange contracts	$19,453,033	$—	$—	$—

	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF
Futures contracts	$93,198	$430	$182,965	$207,986
Foreign exchange contracts	$23,199,922	$—	$—	$—

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8. Other Derivative Information (continued)

	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Futures contracts	$50,736	$489,639

At March 31, 2021, the Funds’ OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities

	Assets[a]	Liabilities[a]
Franklin FTSE Europe Hedged ETF
Foreign exchange contracts	$308,612	$(11,075)

Franklin FTSE Japan Hedged ETF
Foreign exchange contracts	$847,422	$(2,167)

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

At March 31, 2021, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin FTSE Europe Hedged ETF
BOFA	$97,880	$(1,280)	$—	$—	$96,600
DBAB	35,314	(9,627)	—	—	25,687
HSBK	58,542	(46)	—	—	58,496
MSCO	58,324	(71)	—	—	58,253
UBSW	58,552	(51)			58,501

Total	$308,612	$(11,075)	$—	$—	$297,537

Franklin FTSE Japan Hedged ETF
DBAB	$249,974	$(1,794)	$—	$—	$248,180
HSBK	247,956	(162)	—	—	247,794
MSCO	101,443	(82)	—	—	101,361
UBSW	248,049	(129)	—	—	247,920

Total	$847,422	$(2,167)	$—	$—	$845,255

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NOTES TO FINANCIAL STATEMENTS

8. Other Derivative Information (continued)

At March 31, 2021, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[a]	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Franklin FTSE Europe Hedged ETF
BOFA	$1,280	$(1,280)	$—	$—	$—
DBAB	9,627	(9,627)	—	—	—
HSBK	46	(46)	—	—	—
MSCO	71	(71)	—	—	—
UBSW	51	(51)	—	—	—

Total	$11,075	$(11,075)	$—	$—	$—

Franklin FTSE Japan Hedged ETF
DBAB	$1,794	$(1,794)	$—	$—	$—
HSBK	162	(162)	—	—	—
MSCO	82	(82)	—	—	—
UBSW	129	(129)	—	—	—

Total	$2,167	$(2,167)	$—	$—	$—

See Note 1(c) regarding derivative financial instruments.

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level

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9. Fair Value Measurements (continued)

A summary of inputs used as of March 31, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin FTSE Asia ex Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
China	$14,040,217	$—	$4,279	$14,044,496
South Korea	4,758,855	—	2,096	4,760,951
Other Equity Investments	15,386,049	—	—	15,386,049
Short-Term Investments	58,810	—	—	58,810

Total Investments in Securities	$34,243,931	$—	$6,375	$34,250,306

Liabilities:
Other Financial Instruments:
Futures Contracts	$8,013	$—	$—	$8,013

Franklin FTSE Australia ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$23,238,336	$—	$—	$23,238,336

Franklin FTSE Brazil ETF

Assets:
Investments in Securities:[a]
Equity Investments [b]	$107,226,763	$—	$—	$107,226,763

Assets:

Other Financial Instruments:
Futures Contracts	$13,374	$—	$—	$13,374

Franklin FTSE Canada ETF

Assets:
Investments in Securities:[a]
Equity Investments [b]	$24,138,121	$—	$—	$24,138,121

Franklin FTSE China ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
China	$119,810,009	$—	$33,120	$119,843,129
Other Equity Investments	642,980	—	—	642,980
Short-Term Investments	517,219	—	—	517,219

Total Investments in Securities	$120,970,208	$—	$33,120	$121,003,328

Liabilities:
Other Financial Instruments:
Futures Contracts	$5,342	$—	$—	$5,342

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9. Fair Value Measurements (continued)

	Level 1	Level 2		Level 3	Total

Franklin FTSE Europe ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
United Arab Emirates	$—	$—	[c]	$—	$—
Other Equity Investments	228,477,697	—		—	228,477,697
Short-Term Investments	64,200	—		—	64,200

Total Investments in Securities	$228,541,897	$—	[c]	$—	$228,541,897

Other Financial Instruments:
Futures Contracts	$6,872	$—		$—	$6,872

Liabilities:
Other Financial Instruments:
Futures Contracts	$1,688	$—		$—	$1,688

Franklin FTSE Europe Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
United Arab Emirates	$—	$—	[c]	$—	$—
Other Equity Investments	15,352,588	—		—	15,352,588
Short-Term Investments	157,303	—		—	157,303

Total Investments in Securities	$15,509,891	$—	[c]	$—	$15,509,891

Other Financial Instruments:
Forward Exchange Contracts	$—	$308,612		$—	$308,612
Futures Contracts	2,183	—		—	2,183

Total Other Financial Instruments	$2,183	$308,612		$—	$310,795

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$11,075		$—	$11,075

Franklin FTSE France ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$7,105,911	$—		$—	$7,105,911

Franklin FTSE Germany ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$9,087,967	$—		$—	$9,087,967

Franklin FTSE Hong Kong ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$16,842,008	$—		$—	$16,842,008

Franklin FTSE India ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$23,967,964	$—		$—	$23,967,964

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NOTES TO FINANCIAL STATEMENTS

9. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin FTSE Italy ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$3,970,127[c]	$—	$—	$3,970,127

Franklin FTSE Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$593,024,322	$—	$—	$593,024,322
Short-Term Investments	292,353	—	—	292,353

Total Investments in Securities	$593,316,675	$—	$—	$593,316,675

Liabilities:
Other Financial Instruments:
Futures Contracts	$3,624	$—	$—	$3,624

Franklin FTSE Japan Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$24,107,061	$—	$—	$24,107,061
Short-Term Investments	13,379	—	—	13,379

Total Investments in Securities	$24,120,440	$—	$—	$24,120,440

Other Financial Instruments:
Forward Exchange Contracts	$—	$847,422	$—	$847,422
Futures Contracts	389	—	—	389

Total Other Financial Instruments	$389	$847,422	$—	$847,811

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$2,167	$—	$2,167

Franklin FTSE Latin America ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$4,478,832	$—	$—	$4,478,832

Franklin FTSE Mexico ETF

Assets:
Investments in Securities:[a]
Equity Investments [b]	$5,532,765	$—	$—	$5,532,765

Franklin FTSE Russia ETF

Assets:
Investments in Securities:[a]
Equity Investments [b]	$10,799,550	$—	$—	$10,799,550

Franklin FTSE Saudi Arabia ETF

Assets:
Investments in Securities:[a]
Equity Investments [b]	$3,028,155	$—	$—	$3,028,155

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NOTES TO FINANCIAL STATEMENTS

9. Fair Value Measurements (continued)

	Level 1	Level 2		Level 3	Total

Franklin FTSE South Africa ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$2,619,526	$—		$—	$2,619,526

Franklin FTSE South Korea ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$62,389,226	$—		$17,277	$62,406,503

Other Financial Instruments:
Futures Contracts	$2,310	$—		$—	$2,310

Franklin FTSE Switzerland ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$48,174,015	$—		$—	$48,174,015

Other Financial Instruments:
Futures Contracts	$8,660	$—		$—	$8,660

Franklin FTSE Taiwan ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$32,851,458	$—		$—	$32,851,458

Franklin FTSE United Kingdom ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
United Arab Emirates	$—	$—	[c]	$—	$—
Other Equity Investments	203,882,641	—		—	203,882,641
Short-Term Investments	230,050	—		—	230,050

Total Investments in Securities	$204,112,691	$—	[c]	$—	$204,112,691

Liabilities:
Other Financial Instruments:
Futures Contracts	$7,397	$—		$—	$7,397

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and convertible preferred stocks, warrants, as well as other equity investments.

cIncludes securities determined to have no value at March 31, 2021

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NOTES TO FINANCIAL STATEMENTS

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ADR	– American Depositary Receipt
CDI	– Clearing House Electronic Subregister System Depositary Interest
IDR	– International Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
REIT	– Real Estate Investment Trust
SF	– Single Family

Counterparty
BOFA	Bank of America Corp.
DBAB	Deutsche Bank AG
HSBK	HSBC Bank PLC
MSCO	Morgan Stanley
UBSW	UBS AG

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin FTSE Asia ex Japan ETF, Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Europe ETF, Franklin FTSE Europe Hedged ETF, Franklin FTSE France ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Italy ETF, Franklin FTSE Japan ETF, Franklin FTSE Japan Hedged ETF, Franklin FTSE Latin America ETF, Franklin FTSE Mexico ETF, Franklin FTSE Russia ETF, Franklin FTSE Saudi Arabia ETF, Franklin FTSE South Africa ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF, and Franklin FTSE United Kingdom ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin FTSE Asia ex Japan ETF, Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Europe ETF, Franklin FTSE Europe Hedged ETF, Franklin FTSE France ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Italy ETF, Franklin FTSE Japan ETF, Franklin FTSE Japan Hedged ETF, Franklin FTSE Latin America ETF, Franklin FTSE Mexico ETF, Franklin FTSE Russia ETF, Franklin FTSE Saudi Arabia ETF, Franklin FTSE South Africa ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF, and Franklin FTSE United Kingdom ETF (twenty-three of the funds constituting Franklin Templeton ETF Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2021, the related statements of operations for the year ended March 31, 2021, the statements of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2021, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

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Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 20, 2021

We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

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Tax information (unaudited)

Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2021:

Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
$235,668	$487,116	$—	$231,827

Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
$764,721	$6,124,459	$167,291	$138,658

Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
$212,151	$388	$169,900	$114,525

Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
$10,026,684	$106,030	$9,771	$92,012

Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
$702,771	$—	$114,778	$740,542

Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
$972,105	$—	$3,919,671

Distributions, including qualified dividend income, paid during calendar year 2021 will be reported to shareholders on Form 1099-DIV by mid-February 2022. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At March 31, 2021, more than 50% of the Funds’ total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the first distribution following March 2021, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

Franklin FTSE Asia ex Japan ETF

Franklin FTSE Australia ETF

Franklin FTSE Brazil ETF

Franklin FTSE Canada ETF

Franklin FTSE China ETF

Franklin FTSE Europe ETF

Franklin FTSE Europe Hedged ETF

Franklin FTSE France ETF

Franklin FTSE Germany ETF

Franklin FTSE Hong Kong ETF

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Tax information (unaudited) (continued)

Franklin FTSE Italy ETF

Franklin FTSE India ETF

Franklin FTSE Japan ETF

Franklin FTSE Japan Hedged ETF

Franklin FTSE Latin America ETF

Franklin FTSE Mexico ETF

Franklin FTSE Russia ETF

Franklin FTSE Saudi Arabia ETF

Franklin FTSE South Africa ETF

Franklin FTSE South Korea ETF

Franklin FTSE Switzerland ETF

Franklin FTSE Taiwan ETF

Franklin FTSE United Kingdom ETF

At March 31, 2020, more than 50% of the Funds’ total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Funds on these investments. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on December 15, 2020, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds to shareholders of record.

Fund	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share
Franklin FTSE Russia ETF	$0.3392	$3.2720	$3.0664
Franklin FTSE South Korea ETF	$0.0442	$0.2599	$0.2599

Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.1

At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid during the prior calendar year. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their income tax returns.

1 Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2016	49	AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and PhonePe (December 2020) (payment and financial services); formerly, Axis Bank (financial) (2013-2021), FlipKart Limited (2019-December 2020) (eCommerce company); CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); Chief Executive Officer and Director, FinTech Evolution Acquisition (eCommerce company) (February 2021-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2020	49	IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present), LegalShield (consumer services) (2020-present); and formerly, Fluor Corporation (construction and engineering) (2014-2020) and Focus Financial Partner, LLC (financial services) (2018-2020).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution)) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	49	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	60	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton.

Breda M. Beckerle (1958) 280 Park Avenue New York, NY 10017	Chief Compliance Officer	Since November 2020	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 42 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 42 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 42 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 42 of the investment companies in Franklin Templeton.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of three of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of three of the investment companies in Franklin Templeton.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 42 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 42 of the investment companies in Franklin Templeton.
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2021 Franklin Templeton Investments. All rights reserved.		ETF5 A 05/21

ANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

March 31, 2021

Franklin Liberty High Yield Corporate ETF	Franklin Liberty Senior Loan ETF
Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Systematic Style Premia ETF

Visit franklintempleton.com for fund
updates and documents, or to find
helpful financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Annual Report	1

ANNUAL REPORT

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, posted modestly negative total returns during the six months ended March 31, 2021, as continued economic recovery and additional government stimulus led to higher yields (which move inversely to prices) for most bonds. As the period began, investors continued to adjust to the disruption caused by the novel coronavirus (COVID-19) pandemic. Before the period, investor flight to perceived safety had driven the 10-year U.S. Treasury yield to near record lows. During the period, however, the implementation of mass vaccination programs alongside improving economic indicators prompted investors to anticipate that increased inflation would lead to higher interest rates.

The U.S. Federal Reserve (Fed) maintained the federal funds target rate at a range of 0.00%–0.25% and continued its program of open-ended purchasing of government-backed and corporate bonds as necessary to provide liquidity to bond markets. Furthermore, the Fed reiterated that interest rates would potentially remain low, even if inflation moderately exceeded the Fed’s 2% target for some time.

U.S. Treasury bonds, as measured by the Bloomberg Barclays U.S. Treasury Index, posted negative total returns for the period. The 10-year U.S. Treasury yield rose from near-record lows at the beginning of the reporting period amid a significant U.S. federal budget deficit and high levels of issuance. The Fed’s inflation policy also pressured Treasuries, as renewed economic strength prompted investors to increase their inflation expectations. Mortgage-backed securities (MBS), as measured by the Bloomberg Barclays MBS Index, posted marginally negative total returns for the period despite Fed support, as low interest rates led to accelerated prepayments from mortgage refinancing.

U.S. corporate bond performance varied significantly based on credit rating, reflecting the recovery of credit markets following the onset of the pandemic. While the strengthening economy pressured corporate bonds generally, it also had the effect of tempering concerns about credit quality, which benefited lower-quality bonds. Consequently, high-yield corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, posted a solid advance, while investment-grade corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate Bond Index, were down slightly.

At the start of the 12-month period ended March 31, 2021, the U.S. government announced three economic relief packages, which increased total funding since the COVID-19 outbreak to around US$3 trillion. In a similar move, the European Commission unveiled a new €750 billion recovery package, including the issuance of new bonds. Data released in July 2020 showed that U.S. gross domestic product (GDP) had its most significant single-quarter contraction on record in the second quarter of 2020. Although eurozone macroeconomic data released towards the end of July 2020 was encouraging and August 2020 saw further signs of recovery, the region entered a period of deflation for the first time in four years. In September 2020, despite an upward revision of its projection for 2020 GDP growth, the Fed highlighted the need for the U.S. Congress to agree on additional fiscal stimulus. With third-quarter estimates for U.S. GDP also revised upward, the Fed subsequently left its policy unchanged for the remainder of 2020, but reiterated concerns about increasing COVID-19 infection rates. Third-quarter 2020 GDP figures for the eurozone released in October 2020 were also strong, but many investors feared that a double-dip recession awaited the region; this would be confirmed early in 2021. In November 2020, a month that began with Joe Biden’s victory in the U.S. presidential election, sentiment was buoyed by successful vaccine trials. In contrast, fresh lockdown measures across much of the eurozone weighed on business activity, leading the European Central Bank (ECB) in December 2020 to announce an expanded asset purchase program. However, sentiment in Europe was boosted at the end of the month when an eleventh-hour Brexit deal was finally struck.

As in December 2020, the Fed took no further action at its first meeting in 2021 but acknowledged the moderating pace of the U.S. economic recovery; U.S. GDP grew at an annualized rate of only 4% in the fourth quarter of 2020, compared with over 33% in the third quarter. The ECB also maintained its monetary policy in January 2021, announcing that it expected a demand-driven rebound in economic activity later in the year. Nonetheless, figures released for January 2021 showed that prices in the region had risen for the first time in five months. February 2021 saw a selloff in bonds across the globe, as investors became more concerned about the potential inflationary effects of a strong worldwide economic recovery from effects of the COVID-19 pandemic. This sentiment was fueled by vaccine rollout, pent-up demand and ongoing stimulus, notably the proposal of a US$1.9 trillion stimulus package by President Biden’s administration. In Europe, amid mixed economic data, and with rising yields threatening to thwart any recovery from the region’s doldrums, the ECB indicated it would be prepared to ramp up its emergency bond purchases. This it subsequently did in March 2021, a month in which the Fed maintained its policies

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and stressed that it would need to see actual progress toward full employment and price stability before considering monetary tightening.

Against this backdrop, benchmark U.S. Treasury yields rose over the second half of 2020, although they were down around 100 basis points for 2020 as a whole. They remained on an upward trajectory throughout the first quarter of 2021, spiking in the widespread bond market selloff in February 2021, and ending the review period at their highest level in 12 months. Meanwhile, yields on benchmark German Bunds rebounded slightly in the second quarter of 2020, but then fell steadily to finish 2020 lower than 12 months earlier. However, in the first quarter of 2021, European bond yields rose sharply, with benchmark German Bund yields reaching levels not seen since early June 2020. Even so, they remained within negative territory at the end of the period under review.

The foregoing information reflects our analysis and opinions as of March 31, 2021. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

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Franklin Liberty High Yield Corporate ETF

This annual report for Franklin Liberty High Yield Corporate ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to earn a high level of current income. Its secondary goal is to seek capital appreciation to the extent it is possible and consistent with the Fund’s principal goal. The Fund invests at least 80% of its net assets in high yield corporate debt securities and investments that provide exposure to high yield corporate debt securities, including fixed or floating-rate corporate loans and corporate debt securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +23.54% based on market price and +22.28% based on net asset value (NAV). In comparison, the ICE BofA U.S. High Yield Constrained Index posted a +23.22% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund may invest up to 100% of its total assets in high yield debt securities. The Fund may buy both rated and unrated debt securities, including securities rated below B by Moody’s or Standard & Poor’s® (or deemed comparable by the Fund’s investment manager). The Fund may invest in fixed or floating rate corporate loans and corporate debt securities. The Fund may also invest in defaulted debt securities. The Fund may invest in debt securities of any maturity or duration.

The Fund may invest in debt securities of U.S. and foreign issuers, including those in developing or emerging markets. The Fund may enter into certain derivative transactions, principally currency and cross currency forwards; and swap

Portfolio Composition

3/31/21

% of Total Net Assets
Quasi-Sovereign and Corporate Bonds	98.0%
Short-Term Investments & Other Net Assets	2.0%

agreements, including interest rate and credit default swaps (including credit default index swaps). The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, durations or credit risks.

We are research driven, fundamental investors who rely on our team of analysts to provide in-depth industry expertise and use qualitative and quantitative analysis to evaluate companies. As bottom-up investors, we focus primarily on individual securities but consider sectors when choosing investments. In selecting securities, we do not rely principally on the ratings assigned by rating agencies, but perform our own independent investment analysis to evaluate the creditworthiness of the issuer. We consider a variety of factors, including the issuer’s experience and managerial strength, its sensitivity to economic conditions, and its current and prospective financial condition.

Manager’s Discussion

As financial market recovery started in April 2020 amid unprecedented fiscal and monetary measures by central banks and governments, continued low yields across the U.S. Treasury curve along with low or negative government bond yields globally supported demand for high yield (HY) corporate bonds throughout much of 2020. While the U.S. Federal Reserve’s (Fed’s) support for the HY market, in the form of direct and indirect purchases of HY corporate securities by the Fed’s Secondary Market Corporate Facility were modest, the perceived support had buoyed the HY market in general, leading to persistent favorable conditions for HY corporate bonds. Despite bouts of risk-off sentiment driven largely by factors such as a resurgence in global novel coronavirus (COVID-19) cases, and the political impasse regarding additional fiscal stimulus in the months leading up to the U.S. presidential election, HY performance held firm.

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 31.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Energy	12.8%
Materials	12.3%
Media & Entertainment	12.3%
Capital Goods	7.6%
Diversified Financials	6.6%
Consumer Services	5.8%
Health Care Equipment & Services	4.7%
Pharmaceuticals, Biotechnology & Life Sciences	4.3%
Utilities	4.1%
Automobiles & Components	4.0%

Following the U.S. presidential election, strong HY market performance persisted, and market sentiment remained generally positive until year-end. As financial markets settled into 2021, amid a stronger than expected U.S. economic recovery along with unprecedented fiscal stimulus (such as the recent $1.9 trillion fiscus stimulus bill and a potential multi-trillion infrastructure package), investor concerns regarding possible future inflation (which was still dormant three months ago) are now in full swing. U.S. Treasury yields surged during the first quarter of 2021 as investors began to assess more closely the implications of unparalleled fiscal stimulus, an accommodative Fed and an economy poised for further rebound as increasing COVID-19 vaccine uptake paves the way for reopening businesses.

Based on benchmark index data, HY spreads generally tightened during the 12-month period under review. Most segments of the HY market posted positive absolute returns for the performance period. CCC rated bonds returned 33.33%, compared to returns of 22.44% and 21.59% for BB and B rated segments, respectively. From an industry standpoint, energy stood out as a key performer. Other sectors that had also staged robust performances included gaming and leisure, transportation and retail.

During a period of robust performance as the high yield market rebounded from the depths of the COVID-19-induced selloff in the first quarter of 2020, the Fund slightly underperformed its benchmark and performed in-line with its Morningstar high yield category average.

Security selection was the main contributor to performance, as is befitting our fundamentally driven investment process.

Top 10 Holdings

3/31/21

Company Sector/Industry	% of Total Net Assets
Ashton Woods USA LLC/Ashton Woods Finance Co., senior note, 144A, 9.875%, 4/01/27 Consumer Durables & Apparel	1.1%
TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26 Capital Goods	1.1%
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., senior note, 144A, 6.00%, 2/15/28 Media & Entertainment	1.1%
Cheniere Energy Inc., 4.625%, 10/15/28 Energy	1.0%
CommScope Inc., senior secured note, 144A, 7.125%, 7/01/28 Technology Hardware & Equipment	1.0%
Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27 Pharmaceuticals, Biotechnology & Life Sciences	1.0%
Gray Escrow Inc., senior note, 144A, 7.00%, 5/15/27 Media & Entertainment	1.0%
Williams Scotsman International Inc., senior secured note, 144A, 4.625%, 8/15/28 Consumer Durables & Apparel	1.0%
Element Solutions Inc., senior note, 144A, 3.875%, 9/01/28 Materials	1.0%
Weekley Homes LLC/Weekley Finance Corp., senior note, 4.875%, 9/15/28 Household & Personal Products	1.0%

In particular, Fund performance benefited from security selection in the energy, industrial, health care and metals and mining industries. The Fund’s yield-curve positioning also benefited results.

Offsetting the favorable security selection was an industry allocation that had overweighted exposure to defensive sectors such as packaging and utilities, and underweighted exposure to some of the cyclical industries that benefited more fully from the economic recovery such as energy and metals and mining. In addition, our higher quality bias, which had a large positive impact on results in the first quarter of 2020, turned into a hindrance as CCC rated bonds outperformed during the fiscal year. This headwind was partially mitigated by our underweighted exposure to BB rated credits, as those generated the lowest returns of the rating categories.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Thank you for your participation in Franklin Liberty High Yield Corporate ETF. We look forward to serving your future investment needs.

Glenn I. Voyles, CFA

Patricia O’Connor, CFA

Jonathan G. Belk, CFA

Thomas Runkel, CFA

Pururav Thoutireddy, Ph.D

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+22.28%	+23.54%	+22.28%	+23.54%
Since Inception (5/30/18)	+24.22%	+24.64%	+7.95%	+8.08%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
4.78%	4.00%	3.79%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

5/30/18–3/31/21

See page 9 for Performance Summary footnotes.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$1.46492

Total Annual Operating Expenses8

With Fee Waiver	Without Fee Waiver
0.40%	0.86%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. The high-yield corporate debt securities and instruments in which the Fund invests tend to be rated below investment grade. Investing in higher-yielding, lower-rated corporate debt securities and instruments involves greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/21.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: Morningstar. The ICE BofA U.S. High Yield Constrained Index tracks the performance of U.S. dollar denominated below investment-grade corporate debt publicly issued in the U.S. domestic market.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 × $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different ETFs. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,062.40	$2.06	$1,022.94	$2.02	0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty International Aggregate Bond ETF

This annual report for Franklin Liberty International Aggregate Bond ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks total investment return, consistent with prudent investing, consisting of a combination of interest income and capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and investments that provide exposure to bonds.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +0.68% based on market price and +0.72% based on net asset value (NAV). In comparison, the Fund’s benchmark, the Bloomberg Barclays Global Aggregate Bond ex-USD Index (100% Hedged to USD), posted a +1.45% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests predominantly in fixed and floating-rate bonds issued by governments, government agencies and governmental-related or corporate issuers located outside the U.S. The Fund may also invest in securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund’s assets are invested in issuers located in at least three countries (excluding the U.S.).

The Fund may invest in debt securities of any maturity or duration, and the average maturity or duration of debt securities in the Fund’s portfolio will fluctuate depending on the investment manager’s outlook on changing market, economic and political conditions.

Geographic Composition

3/31/21

% of Total Net Assets
Europe	53.4%
Asia	26.2%
North America	8.0%
Australia & New Zealand	3.6%
Supranationals	2.2%
Middle East & Africa	1.1%
Latin America & Caribbean	0.2%
Short-Term Investments & Other Net Assets	5.3%

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

When choosing investments for the Fund, we allocate the Fund’s assets based upon our assessment of changing market, political and economic conditions. We consider various factors, including evaluation of interest rates, currency exchange rate changes and credit risks. We may consider selling a security when we believe the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when we believe another security is a more attractive investment opportunity.

We seek to hedge substantially all of the Fund’s foreign currency exposure using currency related derivatives, including currency and cross currency forwards and currency futures contracts. We expect to maintain extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which exposes a large amount of the Fund’s assets to obligations under these instruments. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of these derivative transactions may allow the fund to obtain net long or net negative (short) exposure to selected currencies. The Fund may also enter into various other transactions involving derivatives, including interest rate/bond futures contracts and interest rate swap agreements. These derivative instruments may be

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 39.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

Portfolio Composition

3/31/21

% of Total Net Assets
Foreign Government and Agency Securities	89.2%
Corporate Bonds & Notes	5.5%
Short-Term Investments & Other Net Assets	5.3%

used for hedging purposes. Derivatives that provide exposure to bonds may be used to satisfy the Fund’s 80% policy.

Manager’s Discussion

The Fund’s sector allocation and security selection detracted from relative returns. In government bonds, overweighted exposure to German Bunds and positioning in Italian sovereign debt hurt relative results. In the corporate space, positioning in investment-grade industrial and financial bonds also hampered returns.

In contrast, the Fund’s local market allocation contributed to relative returns, namely exposure to the eurozone, Chinese and U.K. markets.

The Fund’s duration and yield-curve positioning further helped relative results, mostly due to duration stances on eurozone and Japanese bonds. However, duration positioning in U.K. bonds hindered relative performance.

The Fund’s currency positioning also added to relative returns, largely owing to positioning in the onshore Chinese yuan, although this was largely countered by the negative impact of exposure to the offshore Chinese renminbi.

In terms of derivative use, foreign currency forwards were used in the portfolio to hedge foreign-currency-denominated holdings back into the portfolio’s base currency, the U.S. dollar. Therefore, the use of the forwards is generally risk reducing, both on an absolute basis and relative to the benchmark. However, for the period under review, derivatives use subtracted 449 basis points from the Fund’s relative performance, as the U.S. dollar fell against most other major currencies.

Thank you for your participation in Franklin Liberty International Aggregate Bond ETF. We look forward to serving your future investment needs.

John Beck

Sonal Desai, Ph.D.

David Zahn, CFA

Patrick Klein, Ph.D.

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

12	Annual Report	franklintempleton.com

FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+0.72%	+0.68%	+0.72%	+0.68%
Since Inception (5/30/18)	+4.81%	+5.09%	+1.67%	+1.77%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
1.03%	0.15%	-0.24%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 15 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

5/30/18–3/31/21

See page 15 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.111049

Total Annual Operating Expenses8

With Fee Waiver	Without Fee Waiver
0.25%	3.23%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates and a rise in interest rates may cause the Fund’s share price to decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s investments in foreign securities involve certain risks including economic and political uncertainties. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks including counterparty risk, and as such may not achieve the anticipated benefits and/or may result in losses to the Fund. While the Fund’s currency hedging approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the currencies. The return of the currency related derivatives will not perfectly offset the actual fluctuations between the currencies and the U.S. dollar. The Fund’s exposure to the currencies may not be hedged at all times. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/21.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: Morningstar. The Bloomberg Barclays Global Aggregate Bond ex-USD Index (100% Hedged to USD) measures global investment-grade debt from 24 local currency markets. This multicurrency benchmark is 100% hedged to the U.S. dollar and includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$987.80	$1.24	$1,023.68	$1.26	0.25%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

16	Annual Report	franklintempleton.com

Franklin Liberty Senior Loan ETF

This annual report for Franklin Liberty Senior Loan ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income. A secondary goal is preservation of capital. The Fund invests at least 80% of its net assets in senior loans and investments that provide exposure to senior loans.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +13.64% based on market price and +11.91% based on net asset value (NAV). In comparison, the Fund’s benchmark, the S&P/LSTA U.S. Leveraged Loan 100 Index, posted a +15.28% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 19.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests predominantly in income-producing senior floating interest rate corporate loans made to or issued by U.S. companies, non-U.S. entities and U.S. subsidiaries of non-U.S. entities. Floating interest rates vary with and are periodically adjusted to a generally recognized base interest rate such as the London Interbank Offered Rate (LIBOR) or the Prime Rate. The Fund may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

Senior loans generally have credit ratings below investment grade and may be subject to restrictions on resale. Under normal market conditions, the Fund invests at least 75% of its net assets in senior loans that are rated B- or higher at the time of purchase by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are determined to be of

Portfolio Composition

3/31/21

% of Total Net Assets
Senior Floating Rate Interests	91.7%
Short-Term Investments & Other Net Assets	4.4%
Corporate Bonds & Notes	2.4%
Asset-Backed Securities	1.5%

comparable quality by the Fund’s investment manager. Under normal market conditions, the Fund may invest up to 25% of its net assets in senior loans that are rated below B- by an NRSRO or, if unrated, are determined to be of comparable quality by the investment manager.

Manager’s Discussion

During the 12-month period ended March 31, 2021, the loan market extended its rally following severe risk-off sentiment in the previous 12-month review period that ended on March 31, 2020, as fiscal and monetary support improved investor sentiment. Technical conditions in the loan market strengthened, driven by a meaningful resurgence in collateralized loan obligation issuance combined with more moderate retail fund outflows. While the market experienced periodic bouts of volatility prior to the U.S. presidential election and amid rising novel coronavirus cases, loan prices rallied as election uncertainty dissipated and due to news of positive developments on the vaccine front. Inflows into loan retail vehicles grew as more investors looked to the asset class in response to rising Treasury yields and potential inflation. Amid strong demand from investors, new issuance picked up and deals to finance acquisitions increased. As supply and demand became increasingly imbalanced, arrangers launched more repricing deals to reduce spreads on existing loans, after those deals were largely absent from the market for most of 2020. Over the course of the period, the more favorable environment supported stronger demand for lower-rated loans trading at deeper discounts to par.

During the period, the Fund underperformed its benchmark, the S&P/LSTA U.S. Leveraged Loan 100 Index. While the Fund outperformed its index in the prior 12-month review period ended March 31, 2020, amid dislocation in the market,

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 44.

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FRANKLIN LIBERTY SENIOR LOAN ETF

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Media	12.1%
Software	10.6%
Health Care Provider & Services	8.5%
IT Services	6.2%
Specialty Retail	4.6%
Insurance	4.5%
Pharmaceuticals	4.1%
Aerospace & Defense	3.8%
Diversified Financial Services	3.7%
Hotels Restaurants & Leisure	3.1%

loans in the benchmark that had previously experienced more severe declines eventually saw more significant rebounds in the period under review ended March 31, 2021. The portfolio’s overweighted position in higher-rated loans at the beginning of the period ended March 31, 2021, led to underperformance, as the upper tier of the benchmark (including BB-rated loans) returned +9.47%, while the middle tier (B-rated loans) returned +16.76% and the lower tier (CCC-rated loans) returned +30.34% during the year. As the period ended March 31, 2021, progressed, the Fund shifted its allocation toward middle-tier loans due to a more favorable outlook on credit. As of March 31, 2021, the Fund had approximately 15% of its portfolio in upper-tier loans and 76% in middle-tier loans, compared to the benchmark, which had 37% in the upper tier and 61% in the middle tier.

Among individual issuers, the top contributors to performance versus the benchmark were issuers that had declined in the previous review period and rebounded sharply. The term loan and secured bond of Diamond Sports Group (an operator of regional sports networks) traded higher as the company reported better than expected results and amid an improved outlook regarding potential future liability management actions. EG America (a fuel and convenience store retailer) also contributed to performance compared to the benchmark as the company benefited from a rebound in travel. However, the Fund’s lack of exposure to a handful of larger, deeply discounted securities detracted from relative performance. The largest detractors from relative performance included Envision Health (a provider of health care services) and Scientific Games (a provider of gambling products), which both rallied during the review period and contributed to index returns.

Top 10 Holdings

3/31/21

Company Sector/Industry	% of Total Net Assets
ADMI Corp., 2021 Term Loan B2, 3.75%, 12/23/2027 Health Care Providers & Services	1.8%
Athenahealth, Inc., 2021 Term Loan B1, 4.453%, 2/11/2026 Software	1.7%
Prime Security Services Borrower LLC, 2021 Term Loan, 3.50%, 9/23/2026 Commercial & Professional Services	1.7%
Sedgwick Claims Management Services Inc., Initial Term Loans, 3.406%,12/31/2025 IT Services	1.7%
AssuredPartners Inc., 2020 February Refinancing Term Loans, 3.609%, 2/12/2027 Insurance	1.6%
Clear Channel Outdoor Holdings Inc., Term B Loan, TBD, 3.712%, 8/21/2026 Media	1.6%
CommScope Inc., Initial Term Loans, 3.406%, 4/6/2026 Communications Equipment	1.5%
CSC Holdings LLC, March 2017 Incremental Term Loans, 2.402%, 7/17/25 Media	1.5%
Hyland Software, Inc., Term Loan, 4.00%, 7/1/2024 Software	1.5%
BWAY Holding Company, 2017 Term Loan B, 3.443%, 4/3/2024 Containers & Packaging	1.5%

Thank you for your participation in Franklin Liberty Senior loan ETF. We look forward to serving your future investment needs.

Reema Agarwal, CFA

Co-Lead Portfolio Manager

Justin Ma, CFA

Co-Lead Portfolio Manager

Margaret Chiu, CFA, FRM

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

18	Annual Report	franklintempleton.com

FRANKLIN LIBERTY SENIOR LOAN ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+11.91%	+13.64%	+11.91%	+13.64%
Since Inception (5/30/18)	+10.13%	+10.12%	+3.46%	+3.46%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
2.53%	2.34%	2.03%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 21 for Performance Summary footnotes.

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FRANKLIN LIBERTY SENIOR LOAN ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

5/30/18–3/31/21

See page 21 for Performance Summary footnotes.

20	Annual Report	franklintempleton.com

FRANKLIN LIBERTY SENIOR LOAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.711601

Total Annual Operating Expenses8

With Fee Waiver	Without Fee Waiver
0.45%	0.97%

All investments involve risks, including possible loss of principal. Investors should be aware that the Fund’s share price and yield will fluctuate with market conditions. The senior loans and debt securities in which the Fund invests tend to be rated below investment grade. Investing in higher-yielding, lower-rated, senior loans and debt securities involves greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. Interest earned on senior loans varies with changes in prevailing interest rates. Therefore, while senior loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/21.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: Morningstar. The S&P/LSTA U.S. Leveraged Loan 100 Index reflects the performance of the largest facilities in the leveraged loan market. This rules-based index consists of the 100 largest loan facilities in the benchmark S&P/LSTA Leveraged Loan Index.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY SENIOR LOAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,043.10	$2.29	$1,022.69	$2.27	0.45%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

22	Annual Report	franklintempleton.com

Franklin Liberty Systematic Style Premia ETF

This annual report for Franklin Liberty Systematic Style Premia ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide absolute return. The Fund seeks to achieve its investment goal by allocating its assets across two underlying alternative investment strategies, which represent top-down and bottom-up approaches to capturing factor-based risk premia. The strategies consist of a top-down risk premia strategy and a bottom-up long/short equity strategy.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -8.52% based on market price and -8.70% based on net asset value (NAV). In comparison, the ICE BofA US 3-Month Treasury Bill Index posted a +0.12% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 26.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund’s top-down risk premia strategy focuses on value, momentum and carry factors in taking both long and short positions across equity, fixed income, commodity and currency asset classes.

The Fund’s bottom-up long/short equity strategy focuses on quality, value and momentum factors in determining whether to hold long or short positions in individual equity securities. Long/short equity strategies generally seek to produce returns from investments in the equity markets by taking long and short positions in stocks and stock indices (through the use of derivatives or through a short position in an exchange-traded fund). Long positions benefit from an increase in the price of the underlying instrument, while short positions benefit from a decrease in that price.

Portfolio Composition

3/31/21

% of Total Net Assets
Common Stocks	73.9%
Other Net Assets	26.1%

Under normal market conditions, the top-down risk premia strategy invests primarily in equity, interest rate/bond and commodity index futures; equity and commodity-linked total return swaps; and currency forwards. Under normal market conditions, the bottom-up long/short equity strategy invests primarily in equity securities and equity total return swaps, with equity total return swaps being used to obtain short exposures.

Under normal market conditions, we seek to allocate assets between the two factor-based risk premia alternative investment strategies described above according to each strategy’s estimated risk, as measured by historical returns based risk models. The allocation to each strategy is driven by the estimated risk contribution of each individual strategy to the Fund’s overall investment strategy, which the investment manager seeks to keep within certain pre-determined bounds.

Through the two strategies, we invest the Fund’s assets based on a systematic investment process for securities selection and asset allocation by utilizing quantitative trading models. By employing these two approaches, we seek to provide positive absolute return over time while maintaining a relatively low correlation with traditional markets. The exposure to individual factors may vary based on the market opportunity of the individual factors.

The Fund may use derivatives for both hedging and non-hedging (investment) purposes. The Fund’s derivative investments may include, among other instruments: (i) futures contracts, including futures on equity, interest rate/bond and commodity indices; (ii) swaps, including equity and commodity-linked total return swaps; and (iii) currency forward contracts. These derivatives may be used to enhance Fund returns, increase liquidity, gain long or short exposure to certain instruments, markets or factors in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. The results of such transactions

1. Source: Morningstar,

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI). The Consolidated SOI begins on page 50.

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FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF

Top 10 Sectors/Industries

3/31/21

% of Total Net Assets
Capital Markets	4.4%
Semiconductors & Semiconductor Equipment	4.3%
Interactive Media & Services	3.9%
Software	3.8%
Biotechnology	3.8%
Metals & Mining	3.7%
Health Care Equipment & Supplies	3.2%
Banks	3.1%
IT Services	3.1%
Machinery	2.8%

are expected to represent a material component of the Fund’s investment returns.

Manager’s Discussion

The Fund’s net asset value was down six basis points in the first quarter of 2021. We increased risk in our macro strategies (foreign currencies, equity indices, rates and commodities) based on our proprietary risk indicator. The decline in equity markets volatility during the period, as reflected by the Chicago Board Options Exchange’s Volatility Index, led us to increase risk in our long/short equity strategy as well.

In the first quarter of 2021, the Fund’s macro strategies detracted from performance and our long/short equities contributed in similar magnitudes to results, resulting in flat performance.

The Fund’s foreign currency macro strategies had positive results in the first quarter of 2021. Although our long positions in the Turkish Lira and Brazilian Real owing to our foreign currency carry and value factors hurt Fund results, our short positions in the Israeli shekel and Swiss franc helped us with net positive spread in the first quarter of 2021.

Our equity indices macro strategies also had a positive first quarter of 2021. Our equity carry strategy had strong results based on our long positions in Canada, Italy and South Africa versus our short positions in Germany and India.

The Fund’s fixed income macro strategies had a negative first quarter of 2021 and was a significant detractor, especially in the month of February. Our long positions in U.S. Treasuries, Gilts and Canada detracted more from performance than the positive contribution from our short positions in French and German Bunds. We incorporated time-series momentum in March as we rebalanced to soften the impact from the rising rate environment that we have entered in the first quarter of 2021.

Top 10 Long Positions

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
FLSP Holdings Corp. Diversified Financial Services, Cayman Islands	4.2%
Facebook Inc., A Interactive Media & Services, United States	1.7%
Alphabet Inc., C Interactive Media & Services, United States	1.6%
Intel Corp. Semiconductors & Semiconductor Equipment, United States	1.2%
Accenture PLC, A IT Services, United States	1.2%
The Procter & Gamble Co. Household Products, United States	1.2%
AbbVie Inc. Biotechnology, United States	1.1%
Thermo Fisher Scientific Inc. Life Sciences Tools & Services, United States	1.1%
Danaher Corp. Health Care Equipment & Supplies, United States	1.1%
QUALCOMM Inc. Semiconductors & Semiconductor Equipment, United States	1.0%

Top 10 Short Holdings

3/31/21

Company Sector/Industry, Country	% of Total Net Assets
Nippon Paint Holdings Co. Ltd. Materials, Japan	-0.1%
Odakyu Electric Railway Co. Ltd. Transportation, Japan	-0.1%
Heico Corp Capital Goods, United States	-0.1%
Orpea Health Care Equipment & Services, France	-0.1%
Woolworths Group Ltd Food & Staples Retailing, Australia	-0.1%
Spark New Zealand Ltd. Telecommunication Services, New Zealand	-0.1%
Lendlease Group Real Estate, Australia	-0.1%
Rolls-Royce Holdings PLC Capital Goods, United Kingdom	-0.1%
RELX PLC Commercial & Professional Services, United Kingdom	-0.1%
Welltower Inc Real Estate, United States	-0.1%

Our commodities strategies hampered returns in 2021’s first quarter. The commodity carry strategy had strong

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FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF

performance, but our commodity value and commodity momentum strategies detracted from results during the first quarter of 2021.

In our long/short single stock equities strategy, the quality and value factors contributed to performance, and the momentum factor detracted. Our long positions in lower volatility stocks and short positions in higher volatility stocks detracted from returns. In capital terms, the portfolio was net long, and this contributed significantly more to returns than the detraction from our low volatility positioning.

Thank you for your participation in Franklin Liberty Systematic Style Premia ETF. We look forward to serving your future investment needs.

Chandra Seethamraju, Ph.D.

Sundaram Chettiappan, CFA

Vaneet Chadha, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (12/20/19), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	-8.70%	-8.52%	-8.70%	-8.52%
Since Inception (12/18/19)	-15.40%	-14.90%	-12.21%	-11.80%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 28 for Performance Summary footnotes.

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FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

12/18/19–3/31/21

See page 28 for Performance Summary footnotes.

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FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income	Short-Term Capital Gain	Total
$0.051081	$1.536873	$1.587954

Total Annual Operating Expenses6

With Fee Waiver	Without Fee Waiver
0.65%	1.16%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies particular industries or sectors, or general market conditions. The Fund is actively managed and could experience losses if the manager’s judgment about particular investments, or its evaluation of the risks, potential returns and correlation properties of the various risk premia in which the Fund invests, prove to be incorrect. The manager’s allocation of Fund assets among different strategies, asset classes and investments may not prove beneficial or produce the desired results. Trading models used by the manager for securities selection and asset allocation may become outdated and the historical patterns upon which the models are based may weaken or disappear. There can be no assurance that the factor-based risk premia investment strategies utilized by the manager will enhance Fund performance, reduce volatility or reduce potential loss. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. Investing in derivatives and the use of foreign currency techniques involve special risks and may not achieve the anticipated benefits and/or may result in losses to the Fund. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument. The Fund may realize losses when a counterparty fails to perform as promised. Currency management strategies could result in losses to the Fund if currencies do not perform as the manager expects. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in an issuer’s financial strength or in a security’s credit rating may affect its value. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they’ve been valued. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks or adverse developments in such areas of focus than a Fund that invests in a wider variety of countries, regions, industries or sectors or investments. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: Factset. The ICE BofA U.S. 3-Month Treasury Bill Index tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 × $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different ETFs. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$944.40	$3.05	$1,021.79	$3.18	0.65%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty High Yield Corporate ETF

	Year Ended March 31,

	2021	2020	2019[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$22.67	$25.45	$25.00

Income from investment operations[b]:

Net investment income[c]	1.23	1.33	1.21

Net realized and unrealized gains (losses)	3.73	(2.51)	0.49

Total from investment operations	4.96	(1.18)	1.70

Less distributions from:

Net investment income	(1.47)	(1.56)	(1.23)

Net realized gains	—	(0.04)	(0.02)

Total Distributions	(1.47)	(1.60)	(1.25)

Net asset value, end of year	$26.16	$22.67	$25.45

Total return[d]	22.28%	(5.12)%	7.07%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.64%	0.86%	1.54%

Expenses net of waiver and payments by affiliates	0.40%	0.40%	0.40%

Net investment income	4.84%	5.29%	5.80%

Supplemental data

Net assets, end of year (000’s)	$346,586	$130,362	$10,181

Portfolio turnover rate[f]	53.18% [g]	129.98% [g]	23.57%

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	53.18%	129.98%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin Liberty High Yield Corporate ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 98.0%
	Airlines 1.3%
	American Airlines Inc./AAdvantage Loyalty IP Ltd., [a] senior secured note, 144A, 5.75%, 4/20/29	United States	400,000	$425,960
	[a] senior secured note, 144A, 5.500%, 5.50%, 4/20/26	United States	2,200,000	2,292,268
a	Delta Air Lines Inc./SkyMiles IP Ltd., senior secured note, 144A, 4.75%, 10/20/28	United States	1,700,000	1,850,064

				4,568,292

	Automobiles & Components 4.0%
a	Adient U.S. LLC, senior secured note, 144A, 7.00%, 5/15/26	United States	1,700,000	1,813,280
a	Allison Transmission Inc., senior bond, 144A, 3.75%, 1/30/31	United States	3,200,000	3,106,000
	Dana Inc., senior note, 5.625%, 6/15/28	United States	1,900,000	2,036,106
a	Navistar International Corp., senior note, 144A, 6.625%, 11/01/25	United States	1,900,000	1,973,682
a	Real Hero Merger Sub 2 Inc., senior note, 144A, 6.25%, 2/01/29	United States	2,900,000	2,997,875
	The Goodyear Tire & Rubber Co., senior bond, 4.875%, 3/15/27	United States	1,800,000	1,855,125

				13,782,068

	Capital Goods 7.6%
a	ATS Automation Tooling Systems Inc., senior note, 144A, 4.125%, 12/15/28	Canada	3,000,000	2,979,375
a	Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	2,000,000	2,048,630
a	Cemex SAB de CV, senior secured note, 144A, 5.200%, 5.20%, 9/17/30	Mexico	1,200,000	1,299,906
a	Cornerstone Building Brands Inc., senior note, 144A, 6.125%, 1/15/29	United States	700,000	746,812
a	Harsco Corp., senior note, 144A, 5.75%, 7/31/27	United States	1,100,000	1,128,187
	Jeld-Wen Inc., [a] senior bond, 144A, 4.875%, 12/15/27	United States	1,600,000	1,658,480
	[a] senior note, 144A, 4.625%, 12/15/25	United States	500,000	508,073
a	NCI Building Systems Inc., senior secured note, 144A, 8.00%, 4/15/26	United States	3,100,000	3,231,905
a	Stericycle Inc., Senior note, 144A, 3.875%, 1/15/29	United States	1,800,000	1,779,750
a	Summit Materials LLC / Summit Materials Finance Corp., senior note, 144A, 5.25%, 1/15/29	United States	900,000	940,500
a	The Manitowoc Co. Inc., secured note, second lien, 144A, 9.00%, 4/01/26	United States	2,200,000	2,377,375
a	TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	3,600,000	3,821,238
a	Vertical Holdco GmbH, 144A, 7.625%, 7/15/28	Germany	300,000	323,138
a	Vertical U.S. Newco Inc., senior note, 144A, 5.25%, 7/15/27	Germany	1,400,000	1,468,250
	WESCO Distribution Inc., [a] senior note, 144A, 7.125%, 6/15/25	United States	1,000,000	1,094,825
	[a] senior note, 144A, 7.25%, 6/15/28	United States	900,000	1,006,020

				26,412,464

	Commercial & Professional Services 3.7%
a	Ahern Rentals Inc., secured note, senior lien, 144A, 7.375%, 5/15/23	United States	1,900,000	1,715,938
a	H&E Equipment Services Inc., senior note, 144A, 3.875%, 12/15/28	United States	1,300,000	1,265,875
a	Herc Holdings Inc., senior note, 144A, 5.50%, 7/15/27	United States	2,100,000	2,238,757
a	MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	2,700,000	2,635,875
a	NESCO Holdings II Inc., secured note, 144A, 5.50%, 4/15/29	United States	1,100,000	1,129,755
a	Prime Security Services Borrower LLC/Prime Finance Inc., senior secured note, first lien, 144A, 3.375%, 8/31/27	United States	800,000	777,000
a	Rent-A-Center Inc., 144A, 6.375%, 2/15/29	United States	2,700,000	2,868,750

				12,631,950

	Consumer Durables & Apparel 2.1%
a	Ashton Woods USA LLC/Ashton Woods Finance Co., senior note, 144A, 9.875%, 4/01/27	United States	3,400,000	3,828,604
a	Williams Scotsman International Inc., senior secured note, 144A, 4.625%, 8/15/28	United States	3,400,000	3,470,125

				7,298,729

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Consumer Services 5.8%
a	1011778 BC ULC/New Red Finance Inc., senior secured bond, second lien, 144A, 4.00%, 10/15/30	Canada	1,600,000	$1,546,000
a,b	24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	800,000	240
a	Boyd Gaming Corp., senior note, 144A, 8.625%, 6/01/25	United States	1,700,000	1,892,525
	Carnival Corp., [a] 144A, 7.625%, 3/01/26	United States	2,200,000	2,366,210
	[a] senior note, 144A, 5.75%, 3/01/27	United States	2,000,000	2,055,000
a	Downstream Development Authority of the Quapaw Tribe of Oklahoma, secured note, 144A, 10.50%, 2/15/23	United States	100,000	103,865
a	Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	900,000	911,178
a	International Game Technology PLC, senior secured note, first lien, 144A, 5.25%, 1/15/29	United States	900,000	940,144
a	Melco Resorts Finance Ltd., senior note, 144A, 5.75%, 7/21/28	Hong Kong	1,200,000	1,280,250
a	NCL Corp. Ltd., senior note, 144A, 5.875%, 3/15/26	United States	2,000,000	2,023,000
a	Studio City Finance Ltd., 144A, 5.00%, 1/15/29	United States	2,300,000	2,311,385
a	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	2,300,000	2,432,825
a	Wynn Macau Ltd., senior note, 144A, 5.625%, 8/26/28	Cayman Islands	800,000	837,740
a	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., senior note, 144A, 7.75%, 4/15/25	United States	1,400,000	1,519,420

				20,219,782

	Diversified Financials 6.6%
a	Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A, 7.875%, 11/15/25	United States	2,000,000	2,094,000
a	Global Net Lease Inc./Global Net Lease Operating Partnership LP, senior note, 144A, 3.75%, 12/15/27	United States	3,300,000	3,220,356
a	HAT Holdings I LLC/HAT Holdings II LLC, senior note, 144A, 6.00%, 4/15/25	United States	200,000	211,250
a	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., senior note, 144A, 3.875%, 2/15/29	United States	1,500,000	1,497,000
	MPT Operating Partnership LP/MPT Finance Corp., senior bond, 5.00%, 10/15/27	United States	1,300,000	1,369,914
	senior bond, 3.50%, 3/15/31	United States	2,000,000	1,965,140
a	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, senior note, 144A, 5.875%, 10/01/28	United States	3,000,000	3,186,375
	Quicken Loans LLC/Quicken Loans Co-Issuer Inc., [a] senior bond, 144A, 3.875%, 3/01/31	United States	800,000	772,000
	[a] senior note, 144A, 3.625%, 3/01/29	United States	200,000	192,875
	Springleaf Finance Corp., senior bond, 5.375%, 11/15/29	United States	2,100,000	2,239,125
	senior note, 6.625%, 1/15/28	United States	1,400,000	1,589,000
	The Howard Hughes Corp., [a] 144A, 4.125%, 2/01/29	United States	2,100,000	2,055,837
	[a] senior note, 144A, 5.375%, 8/01/28	United States	1,000,000	1,053,125
a	United Shore Financial Services LLC, senior note, 144A, 5.50%, 11/15/25	United States	1,200,000	1,252,500

				22,698,497

	Energy 12.8%
	Antero Resources Corp., [a] 144A, 7.625%, 2/01/29	United States	1,200,000	1,280,250
	[a] Senior note, 144A, 8.375%, 7/15/26	United States	1,400,000	1,546,125
	Apache Corp., senior note, 4.625%, 11/15/25	United States	900,000	928,395
	[c] senior note, Reg S, 4.875%, 11/15/27	United States	1,900,000	1,950,350
	Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 7.75%, 4/15/23	United States	2,000,000	1,992,510

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STATEMENT OF INVESTMENTS

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Energy (continued)
	Cenovus Energy Inc., senior bond, 6.75%, 11/15/39	Canada	1,100,000	$1,382,622
	senior bond, 5.40%, 6/15/47	Canada	100,000	111,574
	senior note, 5.375%, 7/15/25	Canada	1,400,000	1,574,492
	Cheniere Energy Inc., 4.625%, 4.625%, 10/15/28	United States	3,400,000	3,535,286
	Cheniere Energy Partners LP, [a] 144A, 4.00%, 3/01/31	United States	600,000	611,250
	senior note, 4.50%, 10/01/29	United States	1,900,000	1,973,169
a	Continental Resources Inc./OK, senior bond, 144A, 5.75%, 1/15/31	United States	2,000,000	2,262,720
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., [a] 144A, 6.00%, 2/01/29	United States	200,000	197,375
	senior note, 5.75%, 4/01/25	United States	600,000	604,812
	[a] senior note, 144A, 5.625%, 5/01/27	United States	2,100,000	2,067,187
a	CSI Compressco LP/CSI Compressco Finance Inc., senior secured note, first lien, 144A, 7.50%, 4/01/25	United States	1,600,000	1,629,000
a	CVR Energy Inc., senior note, 144A, 5.25%, 2/15/25	United States	2,500,000	2,446,250
a	Endeavor Energy Resources LP/EER Finance Inc., senior note, 144A, 6.625%, 7/15/25	United States	500,000	535,150
	EnLink Midstream LLC, senior bond, 5.375%, 6/01/29	United States	1,100,000	1,030,563
	EnLink Midstream Partners LP, senior note, 4.15%, 6/01/25	United States	2,400,000	2,352,504
	Hilcorp Energy I LP/Hilcorp Finance Co., [a] senior note, 144A, 6.00%, 2/01/31	United States	1,900,000	1,932,062
	[a] senior note, 144A, 5.75%, 2/01/29	United States	1,300,000	1,313,813
a	Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, second lien, 144A, 11.50%, 2/28/25	United States	86,248	87,542
a	Nabors Industries Ltd., senior note, 144A, 7.25%, 1/15/26	United States	2,100,000	1,746,937
a	Oasis Midstream Partners LP/OMP Finance Corp., senior note, 144A, 8.00%, 4/01/29	United States	1,200,000	1,233,000
	Occidental Petroleum Corp., senior bond, 6.45%, 9/15/36	United States	300,000	331,578
	senior bond, 8.875%, 7/15/30	United States	1,900,000	2,398,750
	senior bond, 6.625%, 9/01/30	United States	200,000	225,060
	senior note, 5.55%, 3/15/26	United States	2,100,000	2,223,942
	senior note, 6.125%, 1/01/31	United States	600,000	663,645
	senior note, FRN, 1.644%, 8/15/22	United States	100,000	98,979
	Sunoco LP/Sunoco Finance Corp., senior note, 6.00%, 4/15/27	United States	1,000,000	1,047,500
	[a] senior note, 144A, 4.50%, 5/15/29	United States	800,000	798,500
a	Viper Energy Partners LP, senior note, 144A, 5.375%, 11/01/27	United States	200,000	208,375

				44,321,267

	Food, Beverage & Tobacco 3.8%
a	Chobani LLC/Chobani Finance Corp. Inc., first lien, 144A, 4.625%, 11/15/28	United States	2,800,000	2,863,000
a	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., senior bond, 144A, 5.50%, 1/15/30	United States	1,600,000	1,774,000
	Kraft Heinz Foods Co., 3.875%, 5/15/27	United States	1,300,000	1,416,943
	4.25%, 3/01/31	United States	2,000,000	2,204,514
	6.75%, 3/15/32	United States	1,600,000	2,089,316
	Post Holdings Inc., [a] senior bond, 144A, 4.625%, 4/15/30	United States	1,800,000	1,806,750
	[a] senior note, 144A, 4.50%, 9/15/31	United States	900,000	891,225

				13,045,748

franklintempleton.com	Annual Report	33

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Health Care Equipment & Services 4.7%
	Centene Corp., senior note, 4.25%, 12/15/27	United States	2,200,000	$2,316,878
	senior note, 2.50%, 3/01/31	United States	1,000,000	956,270
	Charles River Laboratories International Inc., [a] 144A, 3.75%, 3/15/29	United States	1,900,000	1,905,377
	[a] 144A, 4.00%, 3/15/31	United States	400,000	407,120
	CHS/Community Health Systems Inc., [a] secured note, 144A, 6.875%, 4/15/29	United States	1,600,000	1,676,992
	[a] senior secured note, 144A, 6.00%, 1/15/29	United States	800,000	847,000
a	DaVita Inc., 144A, 4.625%, 6/01/30	United States	1,300,000	1,326,143
	HCA Inc., senior bond, 3.50%, 9/01/30	United States	1,300,000	1,312,507
a	MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	900,000	963,513
a	Molina Healthcare Inc., senior note, 144A, 3.875%, 11/15/30	United States	800,000	825,000
a	Tenet Healthcare Corp., senior note, 144A, 6.125%, 10/01/28	United States	1,500,000	1,567,500
a	The Providence Service Corp., senior note, 144A, 5.875%, 11/15/25	United States	2,200,000	2,319,625

				16,423,925

	Household & Personal Products 2.0%
	Spectrum Brands Inc., [a] 144A, 3.875%, 3/15/31	United States	400,000	392,500
	[a] senior bond, 144A, 5.50%, 7/15/30	United States	2,300,000	2,465,313
a	VM Consolidated Inc., senior note, 144A, 5.50%, 4/15/29	United States	800,000	820,744
	Weekley Homes LLC/Weekley Finance Corp., senior note, 4.875%, 9/15/28	United States	3,300,000	3,390,750

				7,069,307

	Insurance 1.5%
a	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, senior note, 144A, 6.75%, 10/15/27	United States	2,000,000	2,132,120
	MGIC Investment Corp., senior note, 5.25%, 8/15/28	United States	1,000,000	1,040,625
	Radian Group Inc., senior note, 6.625%, 3/15/25	United States	1,700,000	1,907,961

				5,080,706

	Materials 12.3%
a,d	Anagram International Inc./Anagram Holdings LLC, second lien, 144A, PIK, 10.00%, 8/15/26	United States	60,418	59,512
	Arcosa Inc. 4.375%, 4/15/29	United States	600,000	610,878
a	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, senior note, 144A, 4.00%, 9/01/29	United States	1,500,000	1,499,430
	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., [a] senior note, 144A, 5.25%, 8/15/27	Luxembourg	1,200,000	1,225,296
	[a] senior secured note, first lien, 144A, 5.25%, 4/30/25	Luxembourg	900,000	947,097
a	Axalta Coating Systems LLC, senior note, 144A, 3.375%, 2/15/29	United States	1,300,000	1,270,197
	Commercial Metals Co., senior note, 3.875%, 2/15/31	United States	2,800,000	2,751,588
a	Constellium SE, 144A, 3.75%, 4/15/29	France	2,000,000	1,914,660
a	Element Solutions Inc., senior note, 144A, 3.875%, 9/01/28	United States	3,500,000	3,460,187
a	FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/01/31	Australia	1,700,000	1,732,946
a	Gates Global LLC/Gates Corp., senior note, 144A, 6.25%, 1/15/26	United States	1,800,000	1,888,506
	Goodrich Pete Corp. 13.50%, 5/31/23	United States	800,000	800,000
a	GPD Companies Inc., senior secured note, 144A, 10.125%, 4/01/26	United States	1,000,000	1,102,500
	HB Fuller Co., Senior note, 4.25%, 10/15/28	United States	2,500,000	2,544,837
a	Illuminate Buyer LLC/Illuminate Holdings IV Inc., senior note, 144A, 9.00%, 7/01/28	United States	1,000,000	1,126,550
a	Ingevity Corp., senior note, 144A, 3.875%, 11/01/28	United States	1,100,000	1,069,063
	Mauser Packaging Solutions Holding Co., [a] senior note, 144A, 7.25%, 4/15/25	United States	2,200,000	2,202,750
	[a] senior note, 144A, 8.50%, 4/15/24	United States	1,500,000	1,560,000

34	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Materials (continued)
	Methanex Corp., senior note, 5.25%, 12/15/29	Canada	700,000	$723,317
	senior note, 5.125%, 10/15/27	Canada	1,700,000	1,740,375
a	Neon Holdings Inc., senior note, 144A, 10.125%, 4/01/26	United States	850,000	930,750
a	Novelis Corp., senior bond, 144A, 4.75%, 1/30/30	United States	900,000	929,318
a	Owens-Brockway Glass Container Inc., senior note, 144A, 5.875%, 8/15/23	United States	2,000,000	2,146,250
a	Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	500,000	515,313
a	Rain CII Carbon LLC/CII Carbon Corp., senior note, second lien, 144A, 7.25%, 4/01/25	United States	1,400,000	1,453,655
a	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, senior secured note, 4.000%, 4.00%, 10/15/27	United States	1,800,000	1,766,250
a	Sealed Air Corp., senior bond, 144A, 5.125%, 12/01/24	United States	1,400,000	1,519,875
a	Trivium Packaging Finance BV, senior secured note, 144A, 5.50%, 8/15/26	Netherlands	3,100,000	3,256,937

				42,748,037

	Media & Entertainment 12.3%
a	Banijay Entertainment SASU, senior note, 144A, 5.375%, 3/01/25	France	2,200,000	2,278,375
a	Caesars Entertainment Inc., senior secured note, 144A, 6.25%, 7/01/25	United States	1,900,000	2,027,813
a	Caesars Resort Collection LLC/CRC Finco Inc., first lien, 144A, 5.75%, 7/01/25	United States	900,000	950,895
	CCO Holdings LLC/CCO Holdings Capital Corp., [a] 144A, 4.25%, 2/01/31	United States	1,200,000	1,204,164
	[a] senior bond, 144A, 5.375%, 6/01/29	United States	500,000	536,820
	[a] senior bond, 144A, 4.50%, 8/15/30	United States	2,500,000	2,551,137
a	Clear Channel International BV, senior secured note, first lien, 144A, 6.625%, 8/01/25	United States	1,900,000	1,992,834
a	Clear Channel Worldwide Holdings Inc., senior secured note, first lien, 144A, 5.125%, 8/15/27	United States	1,200,000	1,208,400
a	CSC Holdings LLC, senior note, 144A, 7.50%, 4/01/28	United States	2,900,000	3,202,136
a	Diamond Sports Group LLC/Diamond Sports Finance Co., senior note, 144A, 6.625%, 8/15/27	United States	1,100,000	573,375
a	Gray Escrow Inc., senior note, 144A, 7.00%, 5/15/27	United States	3,200,000	3,484,000
a	International Game Technology PLC, senior secured note, 144A, 4.125%, 4/15/26	United Kingdom	1,400,000	1,442,112
a	LCPR Senior Secured Financing DAC, senior secured note, first lien, 144A, 6.75%, 10/15/27	United States	2,300,000	2,455,020
a	Live Nation Entertainment Inc., senior secured note, 144A, 3.75%, 1/15/28	United States	1,800,000	1,778,625
	Netflix Inc., senior bond, 5.875%, 2/15/25	United States	800,000	918,500
	senior bond, 5.75%, 3/01/24	United States	1,100,000	1,235,647
	[a] senior bond, 144A, 4.875%, 6/15/30	United States	2,000,000	2,305,580
	Nexstar Broadcasting Inc., [a] senior note, 144A, 5.625%, 7/15/27	United States	1,100,000	1,154,654
	[a] senior note, 144A, 4.75%, 11/01/28	United States	800,000	809,928
a	Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., senior note, 144A, 6.00%, 2/15/28	United States	3,700,000	3,700,000
a	Outfront Media Capital LLC/Outfront Media Capital Corp., senior note, 144A, 4.25%, 1/15/29	United States	1,200,000	1,156,764
	Sinclair Television Group Inc., [a] senior bond, 144A, 5.50%, 3/01/30	United States	900,000	876,771
	[a] senior bond, 144A, 5.125%, 2/15/27	United States	1,500,000	1,467,187
a	Univision Communications Inc., senior note, 144A, 6.625%, 6/01/27	United States	1,500,000	1,604,700
a	Virgin Media Secured Finance PLC, senior secured bond, 144A, 4.50%, 8/15/30	United Kingdom	800,000	807,800

franklintempleton.com	Annual Report	35

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Media & Entertainment (continued)
a	WMG Acquisition Corp., senior bond, 144A, 3.00%, 2/15/31	United States	1,000,000	$952,800

				42,676,037

	Pharmaceuticals, Biotechnology & Life Sciences 4.3%
a	Bausch Health Americas Inc., senior note, 144A, 9.25%, 4/01/26	United States	3,000,000	3,327,900
	Bausch Health Cos. Inc., [a] senior bond, 144A, 5.25%, 2/15/31	United States	300,000	299,128
	[a] senior note, 144A, 5.00%, 2/15/29	United States	800,000	796,000
a	Catalent Pharma Solutions Inc., senior note, 144A, 5.00%, 7/15/27	United States	1,900,000	1,993,461
a	Emergent BioSolutions Inc., senior note, 144A, 3.875%, 8/15/28	United States	3,200,000	3,134,000
a	Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27	United States	3,300,000	3,504,468
a	Prestige Brands Inc., 144A, 3.75%, 4/01/31	United States	500,000	478,125
	Teva Pharmaceutical Finance Netherlands III BV, senior bond, 3.15%, 10/01/26	Israel	1,500,000	1,436,250

				14,969,332

	Retailing 1.2%
a	FirstCash Inc., senior note, 144A, 4.625%, 9/01/28	United States	900,000	919,688
a	L Brands Inc., senior bond, 144A, 6.625%, 10/01/30	United States	1,000,000	1,143,675
a	Lithia Motors Inc., senior note, 144A, 4.625%, 12/15/27	United States	1,800,000	1,873,125
	Party City Holdings Inc. 5.75%, 7/15/25	United States	108,825	100,391

				4,036,879

	Semiconductors & Semiconductor Equipment 1.1%
a	Amkor Technology Inc., senior note, 144A, 6.625%, 9/15/27	United States	1,200,000	1,300,500
a	ON Semiconductor Corp., senior note, 144A, 3.875%, 9/01/28	United States	2,500,000	2,574,750

				3,875,250

	Software & Services 2.1%
a	Blackboard Inc., secured note, second lien, 144A, 10.375%, 11/15/24	United States	500,000	530,313
	Gartner Inc., [a] senior bond, 144A, 3.75%, 10/01/30	United States	1,300,000	1,290,874
	[a] senior note, 144A, 4.50%, 7/01/28	United States	1,000,000	1,032,500
a	Rocket Software Inc., senior note, 144A, 6.50%, 2/15/29	United States	1,700,000	1,718,487
a	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 144A, 3.875%, 2/01/29	United States	2,900,000	2,851,367

				7,423,541

	Technology Hardware & Equipment 2.1%
a	CommScope Inc., senior secured note, 144A, 7.125%, 7/01/28	United States	3,300,000	3,509,220
a	Presidio Holdings Inc., senior note, 144A, 8.25%, 2/01/28	United States	100,000	109,063
	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., [a] senior note, 144A, 6.75%, 6/01/25	United States	2,300,000	2,353,187
	[a] senior note, 144A, 5.75%, 6/01/25	United States	1,100,000	1,164,625

				7,136,095

	Telecommunication Services 2.6%
a	Altice France Holding SA, senior note, 144A, 10.50%, 5/15/27	Luxembourg	2,800,000	3,154,466
a	Altice France SA, senior note, first lien, 144A, 8.125%, 2/01/27	France	1,800,000	1,975,041
a	CommScope Technologies LLC, 144A, 5.00%, 3/15/27	United States	1,500,000	1,488,758
	T-Mobile USA Inc., 2.625%, 2/15/29	United States	700,000	680,603
	2.875%, 2/15/31	United States	1,600,000	1,548,400

				8,847,268

36	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Utilities 4.1%
	Calpine Corp., [a] first lien, 144A, 4.50%, 2/15/28	United States	1,300,000	$1,312,870
	[a] senior note, 144A, 5.125%, 3/15/28	United States	1,700,000	1,710,311
	[a] senior secured note, 144A, 3.75%, 3/01/31	United States	1,300,000	1,240,980
	Clearway Energy Operating LLC, senior bond, 5.00%, 9/15/26	United States	1,600,000	1,655,960
a	Sensata Technologies B.V., 144A, 4.00%, 4/15/29	Netherlands	1,900,000	1,937,819
	Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	1,000,000	805,000
	[a] senior note, 144A, 7.625%, 6/01/28	United States	1,200,000	1,217,250
a	TTM Technologies Inc., 144A, 4.00%, 3/01/29	United States	1,300,000	1,285,375
a	Vistra Operations Co. LLC, senior note, 144A, 5.50%, 9/01/26	United States	3,000,000	3,112,500

				14,278,065

	Total Corporate Bonds & Notes (Cost $ 334,628,299)			339,543,239

	Common Stocks 0.0%†
	Retailing 0.0%†
e	Party City Holdco Inc.	United States	11,074	64,229

	Total Common Stocks (Cost $18,161)			64,229

	Total Investments (Cost $334,646,460) 98.0%			339,607,468
	Other Assets, less Liabilities 2.0%			6,978,750

	Net Assets 100.0%			$346,586,218

See Abbreviations on page 85.

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $269,875,588, representing 77.9% of net assets.

bDefaulted Securities.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the value of this security was $1,950,350, representing 0.6% of net assets.

dIncome may be received in additional securities and/or cash.

eNon-income producing.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	37

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty International Aggregate Bond ETF

	Year Ended March 31,

	2021	2020	2019[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.95	$24.56	$25.00

Income from investment operations[b]:

Net investment income (loss)[c]	(0.01)	0.22	0.39

Net realized and unrealized gains (losses)	0.19	0.78	(0.40)

Total from investment operations	0.18	1.00	(0.01)

Less distributions from:

Net investment income	(0.11)	(0.09)	(0.43)

Net realized gains	—	(0.52)	—

Total Distributions	(0.11)	(0.61)	(0.43)

Net asset value, end of year	$25.02	$24.95	$24.56

Total return[d]	0.72%	4.05%	0.00%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.58%	3.23%	2.32%

Expenses net of waiver and payments by affiliates	0.25%	0.28%	0.35%

Net investment income (loss)	(0.03)%	0.87%	1.91%

Supplemental data

Net assets, end of year (000’s)	$181,405	$4,989	$4,912

Portfolio turnover rate[f]	72.21% [g]	66.78% [g]	50.32%

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	72.21%	66.78%

38	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin Liberty International Aggregate Bond ETF

		Principal Amount*		Value
	Foreign Government and Agency Securities 89.2%
	Australia 3.6%
a	Australia Government Bond, senior bond, Reg S, 2.75%, 6/21/35	1,600,000	AUD	$1,305,424
	Government of Australia, [a] senior bond, 137, Reg S, 2.75%, 4/21/24	1,600,000	AUD	1,312,658
	[a] senior bond, 149, Reg S, 2.25%, 5/21/28	1,600,000	AUD	1,297,391
a	New South Wales Treasury Corp., senior bond, Reg S, 3.00%, 5/20/27	1,000,000	AUD	843,201
a,b	Queensland Treasury Corp., senior bond, 144A, Reg S, 3.25%, 8/21/29	1,000,000	AUD	854,432
a	Western Australian Treasury Corp., senior note, 26, Reg S, 3.00%, 10/21/26	1,000,000	AUD	842,549

				6,455,655

	Austria 1.5%
	Government of Austria, [a,b] 144A, Reg S, 1.20%, 10/20/25	1,000,000	EUR	1,268,932
	[a,b] senior bond, 144A, Reg S, 1.50%, 2/20/47	1,000,000	EUR	1,472,189

				2,741,121

	Belgium 3.2%
a,b	Government of Belgium, unsecured bond, 144A, Reg S, 1.00%, 6/22/31	4,500,000	EUR	5,849,193

	Canada 5.1%
	Government of Canada, 1.25%, 3/01/25	3,100,000	CAD	2,519,542
	1.25%, 6/01/30	600,000	CAD	468,556
	5.00%, 6/01/37	1,900,000	CAD	2,186,459
	senior bond, 2.00%, 9/01/23	4,000,000	CAD	3,313,090
	senior bond, 2.00%, 12/01/51	950,000	CAD	759,781

				12,560,518

	China 4.5%
	Agricultural Development Bank of China, 3.45%, 9/23/25	10,750,000	CNY	1,642,206
	China Development Bank, senior note, 2003, 3.23%, 1/10/25	11,750,000	CNY	1,783,843
	senior note, 2004, 3.43%, 1/14/27	11,700,000	CNY	1,773,320
	China Government Bond, 2.85%, 6/04/27	10,800,000	CNY	1,613,083
	The Export-Import Bank of China, 2.17%, 4/07/23	9,000,000	CNY	1,353,568

				8,166,020

	Cyprus 1.1%
a	Government of Cyprus, Reg S, 1.50%, 4/16/27	1,600,000	EUR	2,036,126

	France 4.5%
	French Republic Government Bond OAT, [a,b] 144A, Reg S, 1.50%, 5/25/50	800,000	EUR	1,120,672
	[a,c] Reg S, 11/25/29	2,350,000	EUR	2,792,073
	Government of France, [a,b] 144A, Reg S, 0.75%, 5/25/52	800,000	EUR	923,945
	[a] Reg S, 1.00%, 11/25/25	2,700,000	EUR	3,394,728

				8,231,418

	Germany 22.1%
	Government of Germany, [a] Reg S, 4.25%, 7/04/39	1,750,000	EUR	3,655,663
	[a] Reg S, 5.50%, 1/04/31	900,000	EUR	1,671,476
	[a,c] senior bond, 178, Reg S, 10/13/23	7,200,000	EUR	8,601,180
	[a,c] senior bond, 180, Reg S, 10/18/24	7,000,000	EUR	8,417,135
	[a,c] senior bond, Reg S, 8/15/26	11,000,000	EUR	13,344,624
	[a,c] Strip, Reg S, 10/08/21	1,450,000	EUR	1,705,930
	KFW, senior note, 2.05%, 2/16/26	260,000,000	JPY	2,615,716

				40,011,724

franklintempleton.com	Annual Report	39

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty International Aggregate Bond ETF (continued)

		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Hungary 0.4%
	Government of Hungary, 6.75%, 10/22/28	170,000,000	HUF	$723,258

	Indonesia 0.1%
	Indonesia Treasury Bond, senior bond, 8.25%, 5/15/36	3,000,000,000	IDR	222,202

	Italy 5.0%
	Italy Treasury Bond, senior bond, 1.25%, 12/01/26	3,050,000	EUR	3,806,204
	[a,b] senior unsecured bond, 144A, Reg S, 0.05%, 1/15/23	4,500,000	EUR	5,318,507

				9,124,711

	Japan 21.6%
	Development Bank of Japan, senior bond, 2.30%, 3/19/26	800,000,000	JPY	8,031,039
	Government of Japan, senior bond, 1.00%, 12/20/35	1,530,000,000	JPY	15,222,174
	senior bond, 1.50%, 3/20/33	225,000,000	JPY	2,349,897
	Japan Government Five Year Bond, senior bond, 142, 0.10%, 12/20/24	1,080,000,000	JPY	9,836,289
	Japan Government Thirty Year Bond, senior bond, 0.40%, 12/20/49	450,000,000	JPY	3,798,129

				39,237,528

	Mexico 0.2%
	Mexican Bonos, senior bond, 8.00%, 11/07/47	6,000,000	[d]MXN	301,419

	Netherlands 1.6%
a	Government of the Netherlands, Reg S, 0.50%, 7/15/26	2,250,000	EUR	2,789,515

	Poland 1.8%
	Government of Poland, 2.50%, 7/25/27	5,400,000	PLN	1,484,526
	senior bond, 0424, 2.50%, 4/25/24	6,750,000	PLN	1,820,385

				3,304,911

	Portugal 0.7%
a,b	Portugal Obrigacoes do Tesouro OT, 144A, Reg S, 0.90%, 10/12/35	1,050,000	EUR	1,276,934

	Romania 1.2%
a	Government of Romania, senior bond, Reg S, 2.00%, 1/28/32	1,800,000	EUR	2,121,752

	Slovenia 1.7%
a	Slovenia Government Bond, senior bond, Reg S, 0.875%, 7/15/30	2,450,000	EUR	3,123,794

	Spain 2.7%
	Government of Spain, [c] senior note, 1/31/25	1,600,000	EUR	1,903,756
	[a,b] senior unsecured bond, 144A, Reg S, 1.25%, 10/31/30	2,250,000	EUR	2,883,100

				4,786,856

e	Supranational 2.2%
	Asian Development Bank, senior bond, 339-00-1, 2.35%, 6/21/27	120,000,000	JPY	1,256,532
a	European Investment Bank, senior bond, Reg S, 1.90%, 1/26/26	280,000,000	JPY	2,778,518

				4,035,050

	Sweden 1.8%
	Government of Sweden, [a,b] 144A, Reg S, 1.50%, 11/13/23	9,000,000	SEK	1,078,769
	[a,b] senior bond, 144A, Reg S, 0.125%, 5/12/31	9,000,000	SEK	1,002,958
	Sweden Government Bond, senior bond, 0.75%, 5/12/28	9,000,000	SEK	1,074,608

				3,156,335

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty International Aggregate Bond ETF (continued)

		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	United Kingdom 2.6%
	United Kingdom Treasury Bond, [a] Reg S, 1.75%, 9/07/37	1,735,000	GBP	$2,569,107
	[a] Reg S, 4.75%, 12/07/30	1,170,000	GBP	2,199,713

				4,768,820

	Total Foreign Government and Agency Securities (Cost $162,242,772)			161,711,770

	Corporate Bonds & Notes 5.5%
	Czech Republic 0.1%
a	Energo-Pro AS, senior note, Reg S, 4.00%, 12/07/22	200,000	EUR	232,610

	Denmark 0.1%
a	Nykredit Realkredit AS, secured bond, Reg S, 1.00%, 10/01/50	1,124,909	DKK	173,349

	France 0.7%
a	Air Liquide Finance SA, senior note, Reg S, 1.375%, 4/02/30	500,000	EUR	645,145
a	Orange AS, senior note, Reg S, 1.375%, 3/20/28	500,000	EUR	633,012

				1,278,157

	Germany 1.2%
a	Aroundtown SA, senior note, Reg S, 1.625%, 1/31/28	300,000	EUR	371,558
a	Bertelsmann SE & Co. KGaA, senior note, Reg S, 1.25%, 9/29/25	500,000	EUR	621,183
a	Deutsche Telekom AG, senior note, Reg S, 0.875%, 3/25/26	500,000	EUR	612,051
a,c	Siemens Financieringsmaatschappij NV, senior note, Reg S, 2/20/26	500,000	EUR	589,085

				2,193,877

	Romania 0.2%
a	Globalworth Real Estate Investments Ltd., senior note, Reg S, 3.00%, 3/29/25	300,000	EUR	374,370

	United Kingdom 0.3%
a	RELX Finance BV, senior note, Reg S, 0.50%, 3/10/28	500,000	EUR	594,742

	United States 2.9%
	AbbVie Inc., senior note, 1.375%, 5/17/24	500,000	EUR	610,234
	Air Products and Chemicals Inc., senior note, 0.50%, 5/05/28	300,000	EUR	359,400
	Apple Inc., senior bond, 1.625%, 11/10/26	500,000	EUR	642,898
	AT&T Inc., senior note, 0.25%, 3/04/26	500,000	EUR	588,438
	DH Europe Finance II Sarl, senior note, 0.20%, 3/18/26	500,000	EUR	589,642
a	Schlumberger Finance France SAS, senior note, Reg S, 1.00%, 2/18/26	500,000	EUR	614,100
	Stryker Corp., senior note, 0.25%, 12/03/24	500,000	EUR	592,011
	The Procter & Gamble Co., senior note, 0.50%, 10/25/24	500,000	EUR	601,819
	Verizon Communications Inc., senior note, 0.875%, 4/02/25	500,000	EUR	607,434

				5,205,976

	Total Corporate Bonds & Notes (Cost $9,040,447)			10,053,081

	Total Investments (Cost $171,283,219) 94.7%			171,764,851
	Other Assets, less Liabilities 5.3%			9,640,110

	Net Assets 100.0%			$181,404,961

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $95,313,393, representing 52.5% of net assets.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $23,049,631, representing 12.7% of net assets.

cThe security was issued on a discount basis with no stated coupon rate.

dPrincipal amount is stated in 100 Mexican Peso Units.

eA supranational organization is an entity formed by two or more central governments through international treaties.

franklintempleton.com	Annual Report	41

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty International Aggregate Bond ETF (continued)

At March 31, 2021 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	CITI	Buy	1,100,000	$844,067	4/26/21	$—	$(6,372)
Australian Dollar	CITI	Sell	9,915,000	7,661,816	4/26/21	111,139	—
Canadian Dollar	CITI	Buy	1,850,000	1,472,064	4/26/21	—	(459)
Canadian Dollar	CITI	Buy	700,000	557,125	4/26/21	—	(302)
Canadian Dollar	CITI	Sell	14,170,000	11,162,710	4/26/21	—	(108,985)
Chinese Yuan Renminbi	CITI	Buy	8,500,000	1,301,800	4/26/21	—	(8,706)
Chinese Yuan Renminbi	CITI	Sell	62,600,000	9,622,627	4/26/21	99,366	—
Danish Krone	CITI	Buy	1,200,000	191,635	4/26/21	—	(2,078)
Danish Krone	CITI	Sell	2,341,000	381,961	4/26/21	12,166	—
Euro	CITI	Buy	51,090	18,300,000	4/26/21	696	—
Euro	CITI	Buy	8,000,000	9,739,920	4/26/21	—	(339,630)
Euro	CITI	Buy	11,100,000	13,183,361	4/26/21	—	(140,458)
Euro	CITI	Buy	1,400,000	1,659,630	4/26/21	—	(14,579)
Euro	CITI	Sell	97,000,000	117,739,085	4/26/21	3,760,563	—
Great British Pound	CITI	Buy	1,100,000	1,509,407	4/26/21	8,474	—
Great British Pound	CITI	Buy	3,800,000	5,238,300	4/26/21	5,288	—
Great British Pound	CITI	Buy	800,000	1,098,396	4/26/21	5,517	—
Great British Pound	CITI	Sell	9,177,844	12,558,502	4/26/21	—	(105,927)
Hungarian Forint	CITI	Buy	11,500,000	37,278	4/26/21	10	—
Hungarian Forint	CITI	Sell	219,296,714	743,127	4/26/21	32,076	—
Indonesian Rupiah	CITI	Buy	675,000,000	46,600	4/26/21	—	(200)
Indonesian Rupiah	CITI	Sell	3,500,000,000	246,687	4/26/21	6,095	—
Japanese Yen	CITI	Buy	670,000,000	6,170,504	4/26/21	—	(110,404)
Japanese Yen	CITI	Sell	5,769,000,000	55,638,336	4/26/21	3,458,157	—
Mexican Peso	CITI	Sell	7,600,000	382,465	4/26/21	11,519	—
Polish Zloty	CITI	Buy	1,700,000	436,845	4/26/21	—	(5,695)
Polish Zloty	CITI	Sell	14,950,000	3,999,893	4/26/21	208,314	—
South African Rand	CITI	Sell	470,000	31,095	4/26/21	—	(665)
Swedish Krona	CITI	Buy	3,200,000	373,460	4/26/21	—	(6,370)
Swedish Krona	CITI	Sell	31,500,000	3,766,082	4/26/21	152,536	—

Total Forward Exchange Contracts						$7,871,916	$(850,830)

Net unrealized appreciation (depreciation)							$7,021,086

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 85.

42	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Senior Loan ETF

	Year Ended March 31,

	2021		2020	2019[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$22.85		$24.85	$25.00

Income from investment operations[b]:

Net investment income[c]	0.70		0.99	0.81

Net realized and unrealized gains (losses)	1.99		(1.90)	(0.21)

Total from investment operations	2.69		(0.91)	0.60

Less distributions from net investment income	(0.71)		(1.09)	(0.75)

Net asset value, end of year	$24.83		$22.85	$24.85

Total return[d]	11.91%		(3.92)%	2.44%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.92%		0.97%	1.00%

Expenses net of waiver and payments by affiliates	0.45%		0.45%	0.45%

Net investment income	2.88%		4.02%	3.90%

Supplemental data

Net assets, end of year (000’s)	$201,101		$54,833	$57,165

Portfolio turnover rate[f]	45.87%	[g]	51.48% [g]	10.62%

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	45.87%	51.48%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	43

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin Liberty Senior Loan ETF

		Country	Principal Amount*	Value
*	Corporate Bonds & Notes 2.4%
	Airlines 0.9%
a	American Airlines Inc./AAdvantage Loyalty IP Ltd., senior secured note, 144A, 5.50%, 4/20/26	United States	1,500,000	$1,562,910
a	Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.50%, 10/20/25	United States	250,000	267,008

				1,829,918

	Construction Materials 0.2%
[a]	Cemex SAB de CV, senior secured note, 144A, 5.20%, 9/17/30	Mexico	375,000	406,221

	Containers & Packaging 0.2%
	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, senior secured note, 4.00%, 10/15/27	United States	400,000	392,500

	Diversified Financial Services 0.1%
a	Vmed O2 UK Financing I PLC, senior secured bond, 144A, 4.25%, 1/31/31	United Kingdom	210,000	204,666

	Media 0.1%
a	Diamond Sports Group LLC/Diamond Sports Finance Co., first lien, 144A, 5.375%, 8/15/26	United States	310,000	223,587
a	Univision Communications Inc., senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	44,444	45,083

				268,670

	Oil, Gas & Consumable Fuels 0.1%
	Cheniere Energy Inc., 4.625%, 10/15/28	United States	150,000	155,968

	Pharmaceuticals 0.7%
a	Endo Luxembourg Finance Co. I Sarl/Endo US Inc., 144A, 6.125%, 4/01/29	United States	1,325,000	1,338,250

	Specialty Retail 0.1%
a	Staples Inc., 144A, 7.50%, 4/15/26	United States	161,000	170,056

	Total Corporate Bonds & Notes (Cost $4,644,058)			4,766,249

b	Senior Floating Rate Interests 91.7%
	Aerospace & Defense 3.8%
	AI Convoy (Luxembourg) S.A.R.L, 4.50%, 1/17/27	United States	967,557	968,040
	Dynasty Acquisition Co. Inc., Initial Term B-1 Loan, 3.703%, 4/06/26	United States	2,752,265	2,675,326
	Initial Term B-2 Loan (CAD), 3.703%, 4/06/26	United States	1,479,712	1,438,347
	Peraton Holding Corp., Delayed Draw Term Loan B, 2/01/28	United States	1,578,162	1,580,798
	Term Loan B, 2/01/28	United States	896,731	898,228

				7,560,739

	Airlines 2.1%
	AAdvantage Loyalty IP Ltd., 2021 Term Loan, 4/20/28	United States	724,129	742,801
	American Airlines Inc., 2018 Replacement Term Loans, 3.542%, 6/27/25	United States	1,599,451	1,418,920
	Kestrel Bidco Inc., Term Loan B, 4.00%, 12/11/26	Canada	1,885,707	1,832,634
c	SkyMiles IP Ltd/Delta Air Lines Inc., Term Loan B, TBD, 10/20/27	United States	136,597	143,632

				4,137,987

	Auto Components 1.4%
	Clarios Global LP, 2021 USD Term Loan B, 3.359%, 4/30/26	United States	2,844,300	2,819,412

	Building Products 2.4%
	Allied Universal Holdco LLC, Term Loan B, 4.397%, 7/10/26	United States	1,595,206	1,592,717
	Cornerstone Building Brands, Inc., 2018 Term Loan, 3.856%, 4/12/25	United States	1,595,897	1,597,294
	White Cap Buyer LLC, Term Loan, 4.50%, 10/19/27	United States	1,599,250	1,598,362

				4,788,373

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Senior Loan ETF (continued)

		Country	Principal Amount*	Value
b	Senior Floating Rate Interests (continued)
	Capital Markets 2.7%
	Citadel Securities LP, 2021 Term Loan B, 2.609%, 2/29/28	United States	1,950,000	$1,932,118
	Edelman Financial Center, LLC, 2021 Term Loan B, 6.50%, 3/15/28	United States	1,502,857	1,496,756
	Jane Street Group, LLC, 2021 Term Loan, 2.859%, 1/26/28	United States	1,942,499	1,926,716

				5,355,590

	Chemicals 2.1%
	INEOS Styrolution US Holding LLC, 2021 USD Term Loan B, 3.25%, 1/29/26	United States	1,731,000	1,728,567
	Nouryon USA LLC, Term Loan B, 3.151%, 10/01/25	Netherlands	2,608,239	2,572,102

				4,300,669

	Commercial Services & Supplies 2.1%
	Intrado Corp., Term B Loans, 5.00%, 10/10/24	United States	843,240	818,175
	Prime Security Services Borrower LLC, 2021 Term Loan, 3.50%, 9/23/26	United States	3,477,037	3,467,249

				4,285,424

	Communications Equipment 1.5%
	CommScope Inc., Initial Term Loans, 3.359%, 4/06/26	United States	3,092,152	3,079,366

	Containers & Packaging 2.7%
	BWAY Holding Company, 2017 Term Loan B, 3.443%, 4/03/24	United States	3,043,005	2,982,525
	Klockner-Pentaplast of America, Inc., 2021 Term Loan B, 2/04/26	United States	2,409,835	2,406,823

				5,389,348

	Diversified Consumer Services 1.3%
c	Sabre GLBL Inc., 2020 Other Term B Loans, TBD, 12/17/27	United States	841,339	851,334
	Spin Holdco Inc., 2021 Term Loan, 4.75%, 3/01/28	United States	1,700,000	1,687,701

				2,539,035

	Diversified Financial Services 3.6%
	Amentum Government Services Holdings LLC, Term Loan B, 5.50%, 5.50%, 1/29/27	United States	708,720	712,264
	Term Loan B, 3.609%, 3.609%, 1/29/27	United States	1,935,126	1,923,844
	Asurion LLC, Term Loan B-8, 3.359%, 12/23/26	United States	1,401,342	1,394,216
	Replacement B-6 Term Loans, 3.109%, 11/03/23	United States	2,424,464	2,419,676
	2021 2nd Lien Term Loan B3, 5.359%, 1/31/28	United States	819,599	835,888

				7,285,888

	Diversified Telecommunication Services 2.7%
	Altice France SA/Numericable U.S. LLC/ Ypso France SAS, USD TLB-13 Incremental Term Loans, FRN, 4.237%, 8/14/26	France	2,610,964	2,608,353
	Zayo Group Holdings Inc. (Front Range BidCo), Initial Dollar Term Loan, 3.156%, 3/09/27	United States	2,908,194	2,888,637

				5,496,990

	Electronic Equipment & Instruments 1.5%
	Syncsort Incorporated, 2021 1st Lien Term Loan, 3/04/28	United States	1,023,159	1,018,043
	Verifone Systems, Inc., 2018 1st Lien Term Loan, 8/20/25	United States	1,978,469	1,935,042

				2,953,085

	Food & Staples Retailing 0.8%
	Aramark Corp., U.S. Term B-3 Loan, 3.353%, 3/11/25	United States	697,750	691,756
	Triton Water Holdings, Inc, Term Loan, 6.50%, 3/31/28	United States	948,990	946,542

				1,638,298

	Health Care Providers & Services 8.5%
	ADMI Corp., 2021 Term Loan B2, 3.75%, 12/23/27	United States	3,693,433	3,665,474
a	Gainwell Acquisition Corp., Term Loan B, TBD, 10/01/27	United States	1,930,727	1,925,901

franklintempleton.com	Annual Report	45

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Senior Loan ETF (continued)

		Country	Principal Amount*	Value
b	Senior Floating Rate Interests (continued)
	Health Care Providers & Services (continued)
	Gentiva Health Services Inc., Term B Loans, 3.437%, 7/02/25	United States	1,730,193	$1,722,986
	2021 Term Loan, 2.875%, 7/02/25	United States	1,173,372	1,168,484
	Global Medical Response Inc., 2018 New Term Loans, 5.25%, 3/14/25	United States	860,257	856,265
	National Mentor Holdings, Inc., 2021 Term Loan, 4.50%, 2/18/28	United States	2,315,176	2,303,889
	2021 Term Loan, 0.50%, 2/18/28	United States	254,669	253,428
	2021 Term Loan C, 4.50%, 2/18/28	United States	77,173	76,796
	Phoenix Guarantor Inc., 2021 Term Loan B, 3/05/26	United States	798,870	793,754
	Tranche B-1 Term Loan, 3.402%, 3/05/26	United States	2,840,667	2,814,050
	Project Ruby Ultimate Parent Corp., 2021 Term Loan, 4.00%, 3/03/28	United States	519,296	517,998
	Team Health Holdings, Inc., 1st Lien Term Loan, 3.75%, 2/06/24	United States	1,027,325	958,335

				17,057,360

	Health Care Technology 0.1%
	Change Healthcare Holdings LLC, Closing Date Term Loan, 3.50%, 3/01/24	United States	278,847	278,862

	Hotels Restaurants & Leisure 3.1%
	1011778 B.C. ULC, Term B-4 Loan, 1.859%, 11/19/26	Canada	848,926	834,868
	Caesars Resort Collection LLC, Term B-1 Loans, 4.609%, 7/21/25	United States	827,138	829,863
	Term B Loans, 2.859%, 12/23/24	United States	2,339,687	2,308,651
	Golden Nugget, Inc., 2017 Incremental Term Loan B, 3.25%, 10/04/23	United States	1,375,029	1,356,005
	IRB Holding Corp., Fourth Amendment Incremental Term Loan, 4.25%, 12/15/27	United States	851,320	849,324

				6,178,711

	Insurance 4.5%
c	Acrisure LLC, Term Loan B, TBD, 2/15/27	United States	1,743,838	1,726,225
	Alliant Holdings Intermediate LLC, Term Loan B, 4.25%, 10/08/27	United States	40,977	40,973
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Initial Term Loan, 2.906%, 5/09/25	United States	2,040,187	2,018,102
	AssuredPartners Inc., June Incremental Term Loan, 5.50%, 2/12/27	United States	361,860	363,172
	2020 February Refinancing Term Loans, 3.609%, 2/12/27	United States	3,288,407	3,255,522
	Mitchell International Inc., Amendment No. 2 New Term Loans, FRN thereafter, 4.75%, 11/29/24	United States	696,500	698,938
	Mitchell International, Inc., 2017 1st Lien Term Loan, 11/29/24	United States	897,686	884,908

				8,987,840

	Interactive Media & Services 1.5%
	MH Sub I LLC & Micro Holding Corp., Initial Term Loans, 3.609%, 9/13/24	United States	2,709,891	2,684,662
	2020 June New Term Loans, 4.75%, 9/13/24	United States	407,999	408,546

				3,093,208

	IT Services 6.2%
	Deerfield Dakota Holding, LLC, Term Loan B, 4.75%, 4/09/27	United States	1,400,000	1,403,500
	Dun and Bradstreet Corp., Term Loan B, 3.898%, 2/06/26	United States	2,702,576	2,691,603
	Informatica LLC, Term loan, 3.359%, 2/25/27	United States	970,000	964,180
	Sedgwick Claims Management Services Inc., Initial Term Loans, 3.359%, 12/31/25	United States	3,496,742	3,454,729
	TIBCO Software Inc., Term B-3 Loans, 3.86%, 6/30/26	United States	1,592,489	1,575,569
	Verscend Holding Corp., 2021 Term Loan B, 8/27/25	United States	387,511	388,050
	Term B Loans, 4.607%, 8/27/25	United States	2,061,811	2,064,677

				12,542,308

46	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Senior Loan ETF (continued)

		Country	Principal Amount*	Value
b	Senior Floating Rate Interests (continued)
	Leisure Equipment & Products 1.0%
	Playtika Holding Corp, 2021 Term Loan, 3/13/28	United States	1,978,992	$1,970,334

	Machinery 1.2%
	Vertical US Newco Inc. (thyssenkrupp Elevator), Term Loan B, 4.566%, 7/30/27	United States	2,448,005	2,457,038

	Media 12.0%
	Cengage Learning, Inc., 2016 Term Loan B, 5.25%, 6/07/23	United States	2,842,539	2,818,264
c	Clear Channel Outdoor Holdings Inc., Term B Loan, TBD, 8/21/26	United States	3,270,189	3,150,745
	Crown Finance US, Inc., 2018 USD Term Loan, 2/28/25	United States	1,328,980	1,139,362
	CSC Holdings LLC, March 2017 Incremental Term Loans, 2.402%, 7/17/25	United States	3,113,859	3,078,221
	Diamond Sports Group LLC, Term Loan, 3.36%, 8/24/26	United States	941,272	653,398
d	Nexstar Broadcasting Inc., Term B-4 Loan, 2.615%, 9/18/26	United States	2,710,393	2,694,307
	Nielsen Finance LLC (VNU Inc.), Dollar Term B-5 Loan, 4.75%, 6/04/25	United States	634,911	638,435
c	Radiate Holdco LLC, Term Loan, TBD, 9/25/26	United States	961,507	962,271
	Sinclair Television Group Inc., Tranche B Term Loans, 2.36%, 1/03/24	United States	1,240,715	1,235,132
	Univision Communications Inc., 2020 Replacement New First-Lien Term Loans, 4.75%, 3/15/26	United States	2,283,573	2,285,651
	Virgin Media Bristol LLC, 2020 USD Term Loan Q, 1/31/29	United States	970,000	969,539
	WideOpenWest Finance LLC, Term B Loan, 4.25%, 8/18/23	United States	2,391,777	2,391,035
	William Morris Endeavor Entertainment LLC and IMG LLC, Term Loan B, 2.90%, 5/18/25	United States	2,331,346	2,209,277

				24,225,637

	Oil, Gas & Consumable Fuels 1.2%
c	Blackstone CQP Holdco LP, Initial Term Loans, TBD, 9/30/24	United States	796,458	795,777
	Buckeye Partners, L.P., 2021 Term Loan B, 2.359%, 11/01/26	United States	1,587,023	1,581,897

				2,377,674

	Personal Products 0.2%
	Sunshine Luxembourg VII SARL, Term Loan B3, 10/01/26	Luxembourg	480,000	480,120

	Pharmaceuticals 3.4%
	eResearchTechnology, Inc., Inc., 2020 1st Lien Term Loan, 2/04/27	United States	2,308,440	2,314,211
	Grifols Worldwide Operations USA Inc., Dollar Tranche B Term Loan, 2.081%, 11/15/27	United States	480,398	475,622
	Horizon Therapeutics USA Inc., 2021 Term Loan B, 2.50%, 2/26/28	United States	1,300,000	1,298,050
	Valeant Pharmaceuticals International, Initial Term Loans, 3.109%, 6/02/25	United States	2,708,898	2,703,508

				6,791,391

	Professional Services 0.3%
	Tempo Acquisition LLC, Term Loan, 3.75%,11/02/26	United States	596,992	597,554

	Real Estate Management & Development 1.3%
	Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan, 2.859%, 8/21/25	United States	2,720,302	2,670,997

	Software 10.6%
	Athenahealth, Inc., 2021 Term Loan B1, 4.453%, 2/11/26	United States	3,466,161	3,479,159
	DCert Buyer, Inc., Term Loan B, 4.109%, 10/16/26	United States	2,313,035	2,311,914
	Epicor Software Corporation, Term B Loans, 4.00%, 7/30/27	United States	1,632,081	1,629,609
	Finastra USA Inc., Dollar Term Loan, 4.50%, 6/13/24	United States	2,833,646	2,781,195
	Hyland Software, Inc., Term Loan, 4.25%, 7/01/24	United States	3,035,977	3,038,193
	2021 2nd Lien Term Loan, 7/07/25	United States	30,303	30,429
	Ivanti Software, Inc., 2020 Term Loan B, 5.75%, 12/01/27	United States	700,000	703,720
	2021 Add On Term Loan B, 4.75%, 12/01/27	United States	141,418	141,135
	LogMeIn Inc., Initial Term Loans, 4.854%, 8/31/27	United States	2,106,105	2,103,146

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Senior Loan ETF (continued)

		Country	Principal Amount*	Value
b	Senior Floating Rate Interests (continued)
	Software (continued)
c	MA Finance Co., Tranche B-4 Term Loans, TBD, 6/05/25	United States	445,031	$448,646
	RealPage, Inc, Term Loan, 2/17/28	United States	1,774,194	1,768,277
	The Ultimate Software Group Inc, 2021 Incremental Term Loans, 4.00%, 5/04/26	United States	2,782,483	2,786,614

				21,222,037

	Specialty Retail 4.5%
c	EG America LLC, Additional Facility Loan, TBD, 2/07/25	United States	430,408	424,260
	Great Outdoors Group, LLC, 2021 Term Loan B, 5.00%, 3/06/28	United States	2,910,560	2,918,928
	Harbor Freight Tools USA Inc., Refinancing Loan, 3.75%, 10/19/27	United States	964,223	964,440
	Michaels Stores Inc., New Term Loan, FRN thereafter, 4.25%, 10/01/27	United States	581,038	581,692
	PetSmart, Inc., 2021 Term Loan B, 4.50%, 2/12/28	United States	1,441,793	1,441,576
	Staples Inc., 2019 Refinancing Term B-1 Loans, 5.205%, 4/16/26	United States	2,878,635	2,813,075

				9,143,971

	Technology Hardware, Storage & Peripherals 1.4%
	Greeneden U.S. Holdings II LLC (Genesys), Initial Dollar Term Loan, 4.75%, 12/01/27	United States	2,700,719	2,703,420
c	Sophia LP (Ellucian), Closing Date Term Loans, TBD, FRN thereafter, 10/07/27	United States	81,017	81,093

				2,784,513

	Total Floating Rate Loans (Cost $185,044,715)			184,489,759

	Asset-Backed Securities 1.5%
a,e	AMMC CLO 15 Ltd., 2014-15A, CRR, 144A, 2.575%, 3, 1/15/32	United States	1,000,000	994,102
a,e	BlueMountain CLO Ltd., 2018-3A, C, 144A, 2.444%, 2,10/25/30	United States	1,000,000	997,000
a,e	LCM XVIII LP, 2018A, CR, 144A, 2.121%, 2, 4/20/31	United States	1,000,000	984,721

	Total Asset-Backed Securities (Cost $2,996,875)			2,975,823

	Total Investments (Cost $192,685,648) 95.6%			192,231,831
	Other Assets, less Liabilities 4.4%			8,869,342

	Net Assets 100.0%			$201,101,173

See Abbreviations on page 85

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $7,193,604, representing 3.6% of net assets.

bThe coupon rate shown represents the rate at period end.

cA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.

dA portion or all of the security purchased on a delayed delivery basis.

eThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

48	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Consolidated Financial Highlights

Franklin Liberty Systematic Style Premia ETF

	Year Ended March 31,

	2021	2020[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$23.16	$25.00

Income from investment operations[b]:

Net investment income[c]	0.23	0.11

Net realized and unrealized gains (losses)	(2.25)	(1.94)

Total from investment operations	(2.02)	(1.83)

Less distribution from:

Net investment income	(0.05)	(0.01)

Net realized gains	(1.54)	—

Total distributions	(1.59)	(0.01)

Net asset value, end of year	$19.55	$23.16

Total return[d]	(8.70)%	(7.34)%

Ratios to average net assets[e]

Total expenses	1.14%	1.15%

Expenses net of waiver and payments by affiliates	0.65%	0.65%

Net investment income	1.08%	1.67%

Supplemental data

Net assets, end of year (000’s)	$46,927	$50,948

Portfolio turnover rate[f]	171.16% [g]	60.95% [g]

aFor the period December 18, 2019 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	171.16%	60.95%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	49

FRANKLIN TEMPLETON ETF TRUST

Consolidated Statement of Investments, March 31, 2021

Franklin Liberty Systematic Style Premia ETF

		Country	Shares	Value
	Common Stocks 73.9%
	Aerospace & Defense 0.3%
	Howmet Aerospace Inc.	United States	1,684	$54,107
	Huntington Ingalls Industries Inc.	United States	164	33,759
	Textron Inc.	United States	952	53,388

				141,254

	Air Freight & Logistics 1.4%
	Deutsche Post AG	Germany	4,230	232,269
	Expeditors International of Washington Inc.	United States	604	65,045
	FedEx Corp.	United States	1,028	291,993
	SG Holdings Co. Ltd.	Japan	1,300	29,847
a	XPO Logistics Inc.	United States	385	47,471

				666,625

	Auto Components 0.8%
	Aisin Seiki Co. Ltd.	Japan	800	30,407
a	Aptiv PLC	Ireland	1,175	162,032
	Autoliv Inc.	Sweden	353	32,758
	BorgWarner Inc.	United States	1,028	47,658
a	Faurecia SE	France	147	7,828
	Koito Manufacturing Co. Ltd.	Japan	400	26,860
	Lear Corp.	United States	242	43,863
	Valeo SA	France	1,005	34,219

				385,625

	Automobiles 0.9%
	Honda Motor Co. Ltd.	Japan	7,000	210,253
	Isuzu Motors Ltd.	Japan	2,300	24,749
	Stellantis NV	United States	8,945	158,579
	Volkswagen AG	Germany	140	50,876

				444,457

	Banks 3.1%
	Bank of Montreal	Canada	2,300	204,994
a	BNP Paribas SA	France	4,738	288,897
	BOC Hong Kong (Holdings) Ltd.	Hong Kong	16,000	55,875
	CaixaBank SA	Spain	8,137	25,238
	Canadian Imperial Bank of Commerce	Canada	1,100	107,694
	Chuo Mitsui Trust Holdings Inc.	Japan	1,400	48,892
	Citizens Financial Group Inc.	United States	1,804	79,647
	Fifth Third Bancorp	United States	2,982	111,676
	KeyCorp	United States	4,166	83,237
	Mizuho Financial Group Inc.	Japan	9,900	143,259
	Regions Financial Corp.	United States	4,055	83,776
	Resona Holdings Inc.	Japan	9,000	37,857
	Sumitomo Mitsui Financial Group Inc.	Japan	5,400	195,817

				1,466,859

	Beverages 0.4%
	Coca-Cola European Partners PLC	United Kingdom	866	45,171
a	Monster Beverage Corp.	United States	1,683	153,304

				198,475

	Biotechnology 3.8%
	AbbVie Inc.	United States	4,784	517,724
a	Alexion Pharmaceuticals Inc.	United States	921	140,830
a	Exact Sciences Corp.	United States	701	92,378
a	Genmab A/S	Denmark	273	90,037
	Gilead Sciences Inc.	United States	5,531	357,469

50	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Biotechnology (continued)
a	Moderna Inc.	United States	1,223	$160,152
a	Regeneron Pharmaceuticals Inc.	United States	450	212,913
a	Sarepta Therapeutics Inc.	United States	326	24,297
a	Vertex Pharmaceuticals Inc.	United States	942	202,426

				1,798,226

	Building Products 1.0%
	A O Smith Corp.	United States	387	26,165
	AGC Inc.	Japan	800	33,520
a	Compagnie de Saint-Gobain	France	2,208	130,583
	Fortune Brands Home & Security Inc.	United States	597	57,205
	Geberit AG	Switzerland	41	26,208
	Lennox International Inc.	United States	147	45,804
	LIXIL Group Corp.	Japan	1,100	30,611
	Masco Corp.	United States	1,130	67,687
	Owens Corning	United States	455	41,901
	Xinyi Glass Holdings Ltd.	Hong Kong	8,000	26,137

				485,821

	Capital Markets 4.4%
	3i Group PLC	United Kingdom	4,171	66,381
	Apollo Global Management Inc., A	United States	735	34,552
	Bank of New York Mellon Corp.	United States	2,068	97,796
	Daiwa Securities Group Inc.	Japan	6,100	31,582
	FactSet Research Systems Inc.	United States	161	49,683
	Goldman Sachs Group Inc.	United States	1,353	442,431
	Hargreaves Lansdown PLC	United Kingdom	1,422	30,243
	Hong Kong Exchanges and Clearing Ltd.	Hong Kong	4,900	288,285
	Invesco Ltd.	United States	1,656	41,764
	Julius Baer Group Ltd.	Switzerland	976	62,678
	MSCI Inc.	United States	349	146,329
	Nomura Holdings Inc.	Japan	13,400	70,505
	Partners Group Holding AG	Switzerland	81	103,880
	Raymond James Financial Inc.	United States	522	63,976
	SEI Investments Co.	United States	522	31,806
	State Street Corp.	United States	1,384	116,270
	T. Rowe Price Group Inc.	United States	978	167,825
	UBS Group AG	Switzerland	15,634	243,111

				2,089,097

	Chemicals 0.6%
	Covestro AG	Germany	807	54,385
	EMS-Chemie Holding AG	Switzerland	35	31,387
	Johnson Matthey PLC	United Kingdom	810	33,672
	Mitsui Chemicals Inc.	Japan	800	25,303
	Mosaic Co.	United States	1,562	49,375
	Nitto Denko Corp.	Japan	700	59,928
	Sumitomo Chemical Co. Ltd.	Japan	6,300	32,669

				286,719

	Commercial Services & Supplies 0.1%
	Rollins Inc.	United States	958	32,974

	Construction & Engineering 0.1%
	Kajima Corp.	Japan	1,900	27,013
	Obayashi Corp.	Japan	2,800	25,719

				52,732

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FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Construction Materials 0.1%
	HeidelbergCement AG	Germany	617	$56,171

	Consumer Finance 0.9%
	Ally Financial Inc.	United States	1,612	72,879
	Capital One Financial Corp.	United States	1,963	249,752
	Synchrony Financial	United States	2,260	91,892

				414,523

	Containers & Packaging 0.2%
	International Paper Co.	United States	1,570	84,890
	Sealed Air Corp.	United States	656	30,058

				114,948

	Distributors 0.2%
a	LKQ Corp.	United States	1,233	52,193
	Pool Corp.	United States	171	59,036

				111,229

	Diversified Financial Services 0.3%
	Equitable Holdings Inc.	United States	1,698	55,389
a	Kinnevik AB, B	Sweden	1,037	50,516
	M&G PLC	United Kingdom	11,260	32,220

				138,125

	Diversified Telecommunication Services 0.6%
a	BT Group PLC	United Kingdom	37,936	81,023
	Lumen Technologies Inc.	United States	3,892	51,958
	Nippon Telegraph & Telephone Corp.	Japan	5,500	141,457

				274,438

	Electric Utilities 0.9%
	Chubu Electric Power Co. Inc.	Japan	2,900	37,398
	CLP Holdings Ltd.	Hong Kong	7,000	67,979
a	EDF SA	France	2,660	35,765
	Endesa SA	Spain	1,352	35,848
	Hydro One Ltd.	Canada	1,400	32,604
	NRG Energy Inc.	United States	1,077	40,635
a	PG&E Corp.	United States	6,374	74,639
	Power Assets Holdings Ltd.	Hong Kong	6,000	35,424
	Red Electrica Corp. SA	Spain	1,842	32,690
	Verbund AG	Austria	298	21,715

				414,697

	Electrical Equipment 1.4%
a	Ballard Power Systems Inc.	Canada	1,000	24,386
	Emerson Electric Co.	United States	2,527	227,986
a	Generac Holdings Inc.	United States	273	89,394
	Mitsubishi Electric Corp.	Japan	7,700	117,521
a	Plug Power Inc.	United States	2,054	73,615
	Prysmian SpA	Italy	1,041	33,903
a	Sensata Technologies Holding PLC	United States	666	38,595
a	Sunrun Inc.	United States	520	31,449

				636,849

	Electronic Equipment, Instruments & Components 1.0%
a	Arrow Electronics Inc.	United States	325	36,017
	Hitachi Ltd.	Japan	4,100	185,669
a	IPG Photonics Corp.	United States	164	34,594
	Murata Manufacturing Co. Ltd.	Japan	2,400	192,043

				448,323

52	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Entertainment 0.3%
	Capcom Co. Ltd.	Japan	800	$26,027
	Konami Holdings Corp.	Japan	400	23,855
a	Take-Two Interactive Software Inc.	United States	492	86,937

				136,819

	Equity Real Estate Investment Trusts (REITs) 0.9%
	Dexus	Australia	4,640	34,457
	Gecina SA	France	197	27,182
	Goodman Group	Australia	7,051	97,311
	GPT Group	Australia	8,242	28,877
	Mirvac Group	Australia	16,766	31,925
	Public Storage	United States	665	164,095
a	Unibail-Rodamco-Westfield	France	604	48,513

				432,360

	Food & Staples Retailing 2.0%
	Alimentation Couche-Tard Inc., B	Canada	3,500	112,838
	Carrefour SA	France	2,601	47,215
	J Sainsbury PLC	United Kingdom	7,672	25,669
	Koninklijke Ahold Delhaize NV	Netherlands	4,647	129,713
	Loblaw Cos. Ltd.	Canada	700	39,098
	The Kroger Co.	United States	3,279	118,011
	Walmart Inc.	United States	3,361	456,524

				929,068

	Food Products 0.7%
	Ajinomoto Co. Inc.	Japan	2,100	43,055
	Bunge Ltd.	United States	606	48,037
	Lamb Weston Holdings Inc.	United States	629	48,735
	The J.M. Smucker Co.	United States	200	25,306
	Tyson Foods Inc.	United States	1,240	92,132
b	WH Group Ltd., Reg S	Hong Kong	42,500	34,440
	Wilmar International Ltd.	China	8,100	32,675

				324,380

	Gas Utilities 0.2%
	Osaka Gas Co. Ltd.	Japan	1,600	31,233
	Tokyo Gas Co. Ltd.	Japan	1,600	35,656
	UGI Corp.	United States	890	36,499

				103,388

	Health Care Equipment & Supplies 3.2%
	Abbott Laboratories	United States	1,745	209,121
	Coloplast AS, B	Denmark	498	75,062
	Danaher Corp.	United States	2,206	496,526
a	Hologic Inc.	United States	1,110	82,562
	Hoya Corp.	Japan	1,200	141,231
a	IDEXX Laboratories Inc.	United States	362	177,130
a	Masimo Corp.	United States	226	51,903
a	Novocure Ltd.	United States	372	49,171
	STERIS PLC	United States	400	76,192
	Sysmex Corp.	Japan	700	75,543
	West Pharmaceutical Services Inc.	United States	315	88,761

				1,523,202

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FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Health Care Providers & Services 0.5%
	Cardinal Health Inc.	United States	1,227	$74,540
	McKesson Corp.	United States	675	131,652
	Universal Health Services Inc., B	United States	324	43,219

				249,411

	Health Care Technology 0.8%
	Cerner Corp.	United States	1,316	94,594
	M3 Inc.	Japan	1,800	123,329
a	Veeva Systems Inc.	United States	579	151,258

				369,181

	Hotels, Restaurants & Leisure 0.5%
	Domino’s Pizza Inc.	United States	93	34,205
a	GVC Holdings PLC	United Kingdom	2,505	52,464
	Yum! Brands Inc.	United States	1,296	140,201

				226,870

	Household Durables 0.8%
a	Barratt Developments PLC	United Kingdom	4,475	46,109
	Lennar Corp., A	United States	1,226	124,108
a	Mohawk Industries Inc.	United States	256	49,231
	PulteGroup Inc.	United States	1,162	60,935
	Sekisui House Ltd.	Japan	2,600	55,859
a	Taylor Wimpey PLC	United Kingdom	15,756	39,227

				375,469

	Household Products 1.8%
	Clorox Co.	United States	536	103,384
	Colgate-Palmolive Co.	United States	1,796	141,579
	Henkel AG & Co. KGaA	Germany	437	43,374
	The Procter & Gamble Co.	United States	4,105	555,940

				844,277

	Independent Power and Renewable Electricity Producers 0.1%
	Vistra Corp.	United States	1,937	34,246

	Industrial Conglomerates 0.5%
	CK Hutchison Holdings Ltd.	Hong Kong	11,500	91,637
	Jardine Matheson Holdings Ltd.	Hong Kong	900	58,851
	Jardine Strategic Holdings Ltd.	Hong Kong	900	29,718
a	Melrose Industries PLC	United Kingdom	21,009	48,378

				228,584

	Insurance 1.6%
	Admiral Group PLC	United Kingdom	811	34,698
	Aflac Inc.	United States	2,757	141,103
	Allstate Corp.	United States	1,287	147,876
	American Financial Group Inc.	United States	312	35,599
a	Athene Holding Ltd., A	United States	543	27,367
	Aviva PLC	United Kingdom	16,925	95,321
	Fidelity National Financial Inc.	United States	1,179	47,938
	Great-West Lifeco Inc.	Canada	1,200	31,927
	Lincoln National Corp.	United States	818	50,937
	NN Group NV	Netherlands	1,223	59,925
	Reinsurance Group of America Inc.	United States	292	36,807
	T&D Holdings Inc.	Japan	2,300	29,682

				739,180

54	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Interactive Media & Services 3.9%
a	Alphabet Inc., C	United States	355	$734,363
a	Facebook Inc., A	United States	2,779	818,499
a	Pinterest Inc., A	United States	2,204	163,162
a	Zillow Group Inc., A	United States	268	35,210
a	Zillow Group Inc., C	United States	670	86,859

				1,838,093

	Internet & Direct Marketing Retail 1.1%
	eBay Inc.	United States	2,991	183,169
a	Etsy Inc.	United States	542	109,305
a	HelloFresh SE	Germany	641	47,914
a	Wayfair Inc., A	United States	301	94,740
a	Zalando SE	Germany	666	65,469

				500,597

	IT Services 3.1%
	Accenture PLC, A	United States	2,078	574,048
a	Afterpay Ltd.	Australia	901	69,654
a	CGI Inc., A	Canada	1,000	83,288
	Cognizant Technology Solutions Corp., A	United States	2,295	179,285
	Fujitsu Ltd.	Japan	800	115,837
a	MongoDB Inc.	United States	233	62,311
	NEC Corp.	Japan	1,100	64,905
	NTT Data Corp.	Japan	2,700	41,856
a	Twilio Inc., A	United States	612	208,545
	Western Union Co.	United States	1,713	42,243

				1,441,972

	Leisure Products 0.3%
	Bandai Namco Holdings Inc.	Japan	900	64,287
	SHIMANO Inc.	Japan	300	71,606

				135,893

	Life Sciences Tools & Services 2.6%
a	10X Genomics Inc., A	United States	284	51,404
	Agilent Technologies Inc.	United States	1,326	168,588
a	Avantor Inc.	United States	2,226	64,398
a	Bio-Rad Laboratories Inc., A	United States	98	55,975
a	Eurofins Scientific SE	Luxembourg	575	55,084
a	Mettler-Toledo International Inc.	United States	103	119,036
	PerkinElmer Inc.	United States	494	63,375
	Sartorius Stedim Biotech	France	120	49,532
	Thermo Fisher Scientific Inc.	United States	1,106	504,756
a	Waters Corp.	United States	271	77,010

				1,209,158

	Machinery 2.8%
a	CNH Industrial NV	United Kingdom	4,454	69,073
	Cummins Inc.	United States	625	161,944
	Deere & Co.	United States	1,265	473,287
	KION Group AG	Germany	310	30,678
	Kubota Corp.	Japan	4,400	100,324
	Makita Corp.	Japan	1,000	42,941
	Mitsubishi Heavy Industries Ltd.	Japan	1,300	40,576
	Parker-Hannifin Corp.	United States	534	168,440
	Snap-on Inc.	United States	219	50,532
	Techtronic Industries Co. Ltd.	Hong Kong	6,000	102,644

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FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Machinery (continued)
	Westinghouse Air Brake Technologies Corp.	United States	771	$61,032

				1,301,471

	Marine 0.2%
	A.P. Moeller-Maersk AS, A	Denmark	15	32,736
	AP Moeller-Maersk A/S, B	Denmark	27	62,871

				95,607

	Media 0.6%
	Fox Corp.	United States	1,417	51,168
a	Informa PLC	United Kingdom	6,597	50,952
	Publicis Groupe	France	970	59,328
	ViacomCBS Inc., B	United States	2,211	99,716

				261,164

	Metals & Mining 3.7%
a	ArcelorMittal SA	Luxembourg	2,969	85,945
	BHP Group Ltd.	Australia	12,353	426,212
	BHP Group PLC	Australia	8,762	253,203
	Bluescope Steel Ltd.Bluescope Steel Ltd.Bluescope Steel Ltd.Bluescope Steel Ltd.	Australia	2,081	30,670
	Boliden AB	Sweden	1,121	41,670
	First Quantum Minerals Ltd.	Zambia	2,500	47,639
	Fortescue Metals Group Ltd.	Australia	6,990	106,425
	Kinross Gold Corp.	Canada	5,500	36,627
	Kirkland Lake Gold Ltd.	Canada	1,100	37,144
	Nucor Corp.	United States	1,264	101,461
	Pan American Silver Corp.	Canada	900	26,996
	Rio Tinto Ltd.	Australia	1,581	133,362
	Rio Tinto PLC	Australia	4,775	365,638
	Steel Dynamics Inc.	United States	896	45,481

				1,738,473

	Multi-Utilities 0.1%
	Suez SA	France	1,483	31,478

	Multiline Retail 1.7%
	Canadian Tire Corp. Ltd., A	Canada	200	28,377
	Dollar General Corp.	United States	1,059	214,575
a	Dollar Tree Inc.	United States	1,012	115,834
	Target Corp.	United States	2,148	425,454

				784,240

	Oil, Gas & Consumable Fuels 1.7%
a	Cheniere Energy Inc.	United States	963	69,346
	ENEOS Holdings Inc.	Japan	12,700	57,650
	EOG Resources Inc.	United States	2,522	182,921
	INPEX Corp.	Japan	4,400	30,103
	Inter Pipeline Ltd.	Canada	1,900	27,165
	Lundin Energy AB	Sweden	815	25,657
	Neste Oil OYJ	Finland	1,789	95,164
	Oil Search Ltd.	Australia	8,357	26,097
	OMV AG	Austria	636	32,336
	ONEOK Inc.	United States	1,869	94,684
	Royal Dutch Shell Plc, A	Netherlands	4,164	81,224
	Woodside Petroleum Ltd.	Australia	4,068	74,361

				796,708

	Paper & Forest Products 0.1%
	West Fraser Timber Co. Ltd.	Canada	400	28,774

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CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Personal Products 0.3%
	L’Oreal SA	France	403	$154,787

	Pharmaceuticals 0.6%
a	Bausch Health Cos. Inc.	United States	1,500	47,583
a	Canopy Growth Corp.	Canada	1,000	32,112
a	Catalent Inc.	United States	712	74,981
	Hikma Pharmaceuticals PLC	Jordan	748	23,489
a	Horizon Pharma PLC	United States	900	82,836

				261,001

	Professional Services 0.7%
	Adecco Group AG	Switzerland	662	44,764
	Booz Allen Hamilton Holding Corp.	United States	595	47,915
	Randstad NV	Netherlands	509	35,882
	Robert Half International Inc.	United States	484	37,786
	SGS SA	Switzerland	23	65,519
	Wolters Kluwer NV	Netherlands	1,141	99,396

				331,262

	Real Estate Management & Development 0.8%
	CapitaLand Ltd.	Singapore	11,200	31,343
	CK Asset Holdings Ltd.	Hong Kong	11,000	66,783
	Daito Trust Construction Co. Ltd.	Japan	300	34,832
	Deutsche Wohnen AG	Germany	1,484	69,382
	Henderson Land Development Co. Ltd.	Hong Kong	6,000	26,934
	LEG Immobilien AG	Germany	316	41,656
	Sun Hung Kai Properties Ltd.	Hong Kong	5,500	83,337

				354,267

	Road & Rail 1.1%
	AMERCO	United States	42	25,729
	Canadian Pacific Railway Ltd.	Canada	600	229,144
	JB Hunt Transport Services Inc.	United States	353	59,329
	Kansas City Southern	United States	402	106,096
	Knight-Swift Transportation Holdings Inc.	United States	536	25,776
	Old Dominion Freight Line Inc.	United States	388	93,279

				539,353

	Semiconductors & Semiconductor Equipment 4.3%
a	Enphase Energy Inc.	United States	519	84,161
	Intel Corp.	United States	9,126	584,064
	Maxim Integrated Products Inc.	United States	1,143	104,436
a	Micron Technology Inc.	United States	4,738	417,939
a	ON Semiconductor Corp.	United States	1,785	74,274
a	Qorvo Inc.	United States	493	90,071
	QUALCOMM Inc.	United States	3,638	482,362
	Skyworks Solutions Inc.	United States	720	132,106
a	SolarEdge Technologies Inc.	Israel	223	64,099

				2,033,512

	Software 3.8%
a	Avalara Inc.	United States	348	46,434
a	BlackBerry Ltd.	Canada	2,100	17,611
a	Cadence Design Systems Inc.	United States	1,233	168,909
a	Ceridian HCM Holding Inc.	United States	579	48,792
	Citrix Systems Inc.	United States	510	71,583
a	Cloudflare Inc., A	United States	860	60,424
	Constellation Software Inc.	Canada	100	139,638
a	Dropbox Inc., A	United States	1,241	33,085

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CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Software (continued)
a	Dynatrace Inc.	United States	810	$39,074
a	Fair Isaac Corp.	United States	126	61,242
a	Fortinet Inc.	United States	583	107,517
a	Guidewire Software Inc.	United States	364	36,993
a	HubSpot Inc.	United States	186	84,483
	Intuit Inc.	United States	1,122	429,793
	Open Text Corp.	Canada	1,200	57,210
	SS&C Technologies Holdings Inc.	United States	992	69,311
a	Synopsys Inc.	United States	633	156,845
a	Zoom Video Communications Inc., A	United States	359	115,343
a	Zscaler Inc.	United States	325	55,793

				1,800,080

	Specialty Retail 1.7%
a	AutoZone Inc.	United States	97	136,217
	Best Buy Co. Inc.	United States	972	111,595
a	Carvana Co.	United States	265	69,536
a	JD Sports Fashion PLC	United Kingdom	2,207	25,109
a	Kingfisher PLC	United Kingdom	8,731	38,343
	The Home Depot Inc.	United States	1,052	321,123
	Tractor Supply Co.	United States	492	87,124

				789,047

	Technology Hardware, Storage & Peripherals 0.6%
	HP Inc.	United States	5,924	188,087
	Logitech International SA	Switzerland	703	74,053

				262,140

	Textiles, Apparel & Luxury Goods 0.8%
	LVMH Moet Hennessy Louis Vuitton SE	France	473	315,816
	Pandora AS	Denmark	442	47,470

				363,286

	Trading Companies & Distributors 0.9%
	Brenntag AG	Germany	641	54,845
	ITOCHU Corp.	Japan	5,700	185,031
	Marubeni Corp.	Japan	6,900	57,498
	Toyota Tsusho Corp.	Japan	900	37,832
a	United Rentals Inc.	United States	303	99,781

				434,987

	Water Utilities 0.1%
	United Utilities Group PLC	United Kingdom	2,850	36,404

	Total Common Stocks (Cost $31,265,525)			34,698,356

	Total Investments (Cost $31,265,525) 73.9%			34,698,356
	Other Assets, less Liabilities 26.1%			12,228,983

	Net Assets 100.0%			$46,927,339

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the value of this security was $34,440, representing 0.1% of net assets.

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CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

At March 31, 2021, the Fund had the following total return equity swap contracts outstanding. See Note 1(c).

Swaps

Description	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Amount (000)s	Unrealized Appreciation (Depreciation)
OTC Swap Contracts Short
MSFTLSSP	1-month USD LIBOR	At Maturity	MSCS	4/21/21	(24,429)	1,746

At March 31, 2021 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	MSCO	Buy	49,000	$37,867	6/16/21	$—	$(535)
Australian Dollar	MSCO	Sell	1,028,000	799,490	6/16/21	16,283	—
Brazilian Real	MSCO	Buy	5,979,000	1,061,028	6/16/21	—	(6,640)
Brazilian Real	MSCO	Buy	62,000	10,935	6/16/21	—	(1)
Canadian Dollar	MSCO	Buy	2,584,000	2,072,213	6/16/21	—	(16,093)
Czech Koruna	MSCO	Sell	46,354,000	2,114,403	6/16/21	28,417	—
Czech Koruna	MSCO	Sell	7,730,000	352,191	6/16/21	4,332	—
Euro	MSCO	Buy	121,000	144,248	6/16/21	—	(1,825)
Euro	MSCO	Sell	1,876,000	2,248,821	6/16/21	40,672	—
Great British Pound	MSCO	Buy	1,109,000	1,547,966	6/16/21	—	(17,549)
Great British Pound	MSCO	Buy	208,000	289,194	6/16/21	—	(2,154)
Hungarian Forint	MSCO	Sell	351,759,000	1,146,941	6/16/21	6,956	—
Hungarian Forint	MSCO	Sell	64,721,000	209,127	6/16/21	—	(622)
Israeli Shekel	MSCO	Sell	12,360,461	3,740,647	6/16/21	30,124	—
Israeli Shekel	MSCO	Sell	2,132,000	649,037	6/16/21	9,026	—
Japanese Yen	MSCO	Buy	14,789,000	135,588	6/16/21	—	(1,656)
Japanese Yen	MSCO	Sell	115,825,000	1,069,069	6/16/21	20,133	—
Mexican Peso	MSCO	Buy	53,910,000	2,565,787	6/16/21	48,584	—
Mexican Peso	MSCO	Sell	848,000	40,573	6/16/21	—	(551)
New Turkish Lira	MSCO	Buy	6,415,000	824,079	6/16/21	—	(87,872)
New Turkish Lira	MSCO	Buy	1,568,000	200,649	6/16/21	—	(20,700)
New Zealand Dollar	MSCO	Buy	59,000	42,327	6/16/21	—	(1,014)
New Zealand Dollar	MSCO	Sell	1,187,000	858,025	6/16/21	26,857	—
Norwegian Krone	MSCO	Sell	5,015,000	589,732	6/16/21	2,266	—
Russian Ruble	MSCO	Buy	5,012,000	67,355	6/16/21	—	(1,613)
Russian Ruble	MSCO	Buy	65,759,000	883,430	6/16/21	—	(20,872)
Swedish Krona	MSCO	Buy	17,136,000	2,029,166	6/16/21	—	(61,907)
Swedish Krona	MSCO	Sell	9,514,000	1,116,655	6/16/21	24,422	—
Swiss Franc	MSCO	Buy	709,000	766,394	6/16/21	—	(11,599)
Swiss Franc	MSCO	Sell	4,340,500	4,703,663	6/16/21	82,806	—
South African Rand	MSCO	Buy	28,538,000	1,888,410	6/17/21	25,955	—
South African Rand	MSCO	Sell	15,954,000	1,056,558	6/17/21	—	(13,656)

Total Forward Exchange Contracts						$366,833	$(266,859)

Net unrealized appreciation (depreciation)							$99,974

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

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CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Long Gilt	Long	31	$5,457,115	6/28/21	$(118,297)
Canada 10 Yr. Bond	Long	46	5,078,904	6/21/21	(173,207)
FTSE/MIB Index	Long	16	2,293,620	6/18/21	35,263
Euro-BTP	Long	8	1,403,872	6/08/21	8,735
FTSE 100 Index	Long	13	1,198,042	6/18/21	(9,104)
S+P500 EMINI	Long	4	793,480	6/18/21	3,038
OMXS30 Index	Long	28	702,626	4/16/21	9,850
EURO STOXX 50 Index	Long	12	545,245	6/18/21	11,240
Mex Bolsa Index	Short	2	45,774	6/18/21	1,346
Australian 10 Yr. Bond	Short	1	105,195	6/15/21	419
DAX Index	Short	1	441,589	6/18/21	(13,254)
SGX Nifty 50	Short	18	530,856	4/29/21	8,035
FTSE/JSE Africa Top40 Index	Short	16	662,917	6/17/21	9,759
Nikkei 225 Mini	Short	3	792,217	6/10/21	15,006
IBEX 35 Index	Short	15	1,513,792	4/16/21	7,778
Euro-Bund	Short	11	2,214,358	6/08/21	9,461
Euro-OAT	Short	40	7,613,590	6/08/21	5,125
U.S. Treasury 10 Yr. Note	Short	60	7,856,250	6/21/21	52,403
Commodity Contracts
Soybean, May	Long	9	646,538	5/14/21	24,244
Gasoline Rbob, April	Long	5	411,537	4/30/21	(22,007)
Live Cattle, October	Long	8	400,720	10/29/21	2,237
Brent Crude, Aprril	Long	6	376,440	4/30/21	(28,070)
Platinum, July	Long	6	357,450	7/28/21	(5,375)
Gold 100 Ounce, December	Long	2	344,120	12/29/21	(3,305)
Lean Hog, August	Long	8	326,960	8/13/21	8,177
Copper, May	Long	3	299,663	5/26/21	7,103
Cotton No. 2, May	Long	7	283,080	5/06/21	(21,734)
Low Sulphur Gasoil, May	Long	5	253,750	5/12/21	(15,459)
Soybean, November	Long	4	251,250	11/12/21	12,364
Sugar No. 11, September	Long	15	248,304	9/30/21	(11,553)
Corn, September	Long	10	248,000	9/14/21	6,297
Wheat, September	Long	8	246,900	9/14/21	(7,173)
Cotton No. 2, December	Long	6	240,300	12/08/21	(15,335)
Soybean Meal, December	Long	6	238,500	12/14/21	11,533
Soybean Oil, December	Long	8	220,992	12/14/21	18,281
Cocoa, September	Long	9	216,180	9/15/21	1,487
Copper, September	Long	2	200,075	9/28/21	5,703
Coffee ‘C’, September	Long	4	190,950	9/20/21	(6,331)
Brent Crude, June	Long	3	185,760	6/30/21	(13,195)
WTI Crude, June	Long	3	177,090	6/22/21	(14,527)
Gasoline Rbob, June	Long	2	162,750	6/30/21	(6,985)
Wheat, May	Long	5	154,500	5/14/21	(8,361)
Low Sulphur Gasoil, July	Long	3	153,450	7/12/21	(8,880)
NY Harbor ULSD, June	Long	2	149,192	6/30/21	(11,651)
Natural Gas, June	Long	5	136,600	6/28/21	2,058
Silver, September	Long	1	123,045	9/28/21	(13,297)
Cocoa, may	Short	1	23,480	5/13/21	1,657
Soybean Meal, May	Short	1	42,320	5/14/21	(2,277)
WTI Crude, April	Short	2	118,320	4/20/21	10,525
NY Harbor ULSD, April	Short	2	148,663	4/30/21	12,339
Corn, May	Short	6	169,275	5/14/21	(4,315)
Soybean Oil, May	Short	6	190,512	5/14/21	(24,493)
Natural Gas, April	Short	14	365,120	4/28/21	(4,673)

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CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts (continued)
Silver, May	Short	3	$367,980	5/26/21	$34,638
Sugar No. 11, April	Short	25	413,560	4/30/21	41,387
Coffee ‘C’, May	Short	12	555,750	5/18/21	19,539
Lean Hog, June	Short	16	673,920	6/14/21	(29,577)
Live Cattle, June	Short	16	786,560	6/30/21	(11,326)

Total Futures Contracts					$(206,734)

*As of period end.

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FRANKLIN TEMPLETON ETF TRUST

Consolidated Statement of Investments, March 31, 2021

Franklin Liberty Systematic Style Premia ETF

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Morgan Stanley Capital Services LLC as of March 31, 2021 , expiration date 4/22/20:

	Country	Shares	Value
Reference Entity – Short 100.00%
Automobiles & Components 1.23%
Ferrari NV	Italy	(749)	$(157,001)
Tesla Inc	United States	(215)	(143,605)

			(300,606)

Banks 1.19%
Nordea Bank Abp	Finland	(19,186)	(189,300)
Societe Generale SA	France	(3,794)	(99,505)

			(288,805)

Capital Goods 10.05%
Airbus SE	France	(1,881)	(213,425)
Boeing Co/The	United States	(1,595)	(406,278)
Cable One Inc	United States	(29)	(53,022)
Eiffage SA	France	(484)	(48,557)
Ferrovial SA	Spain	(2,659)	(69,471)
Heico Corp	United States	(257)	(32,331)
Kone Oyj	Finland	(2,033)	(166,445)
MTU Aero Engines AG	Germany	(311)	(73,359)
Raytheon Technologies Corp	United States	(5,470)	(422,667)
Rolls-Royce Holdings PLC	United Kingdom	(23,408)	(34,008)
Safran SA	France	(1,874)	(255,602)
Smiths Group PLC	United Kingdom	(2,342)	(49,681)
Toshiba Corp.	Japan	(2,300)	(77,846)
TransDigm Group Inc	United States	(306)	(179,903)
Vinci SA	France	(3,024)	(310,487)
WSP Global Inc	Canada	(600)	(57,076)

			(2,450,158)

Commercial & Professional Services 2.11%
Equifax Inc	United States	(194)	(35,139)
Nihon M&A Center Inc.	Japan	(2,000)	(54,172)
Recruit Holdings Co Ltd	Japan	(8,000)	(391,023)
RELX PLC	United Kingdom	(1,366)	(34,282)

			(514,616)

Consumer Durables & Apparel 1.24%
Adidas AG	Germany	(490)	(153,304)
Hasbro Inc	United States	(482)	(46,330)
NVR Inc.	United States	(22)	(103,640)

			(303,274)

Consumer Services 3.57%
Accor SA	France	(1,004)	(37,949)
Carnival Corp	United States	(3,140)	(83,336)
InterContinental Hotels Group PLC	United Kingdom	(1,002)	(68,777)
McDonald’s Corp.	United States	(2,023)	(453,435)
Restaurant Brands International Inc	Canada	(1,200)	(78,033)
Royal Caribbean Cruises Ltd	United States	(1,097)	(93,914)
Whitbread PLC	United Kingdom	(1,141)	(53,934)

			(869,378)

Diversified Financials 1.41%
Brookfield Asset Management Inc., A	Canada	(2,900)	(128,981)
EQT AB	Sweden	(1,439)	(47,464)

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CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Diversified Financials (continued)
London Stock Exchange Group PLC	United Kingdom	(1,291)	$(123,615)
Voya Financial Inc	United States	(687)	(43,721)

			(343,781)

Energy 2.26%
Enbridge Inc.	Canada	(4,000)	(145,698)
Equinor ASA	Norway	(5,061)	(99,188)
Hess Corp	United States	(1,670)	(118,169)
Suncor Energy Inc	Canada	(9,000)	(188,113)

			(551,168)

Food & Staples Retailing 0.61%
Aeon Co Ltd	Japan	(3,900)	(116,435)
Woolworths Group Ltd	Australia	(1,063)	(33,090)

			(149,525)

Food, Beverage & Tobacco 7.03%
Coca-Cola Co/The	United States	(2,033)	(107,159)
Constellation Brands Inc	United States	(1,032)	(235,296)
Kerry Group PLC	Ireland	(957)	(120,012)
Kikkoman Corp.	Japan	(900)	(53,674)
McCormick & Co Inc/MD	United States	(1,503)	(134,008)
Mowi ASA	Norway	(2,558)	(63,588)
Nestle SA	Switzerland	(3,806)	(425,994)
Orkla ASA	Norway	(4,433)	(43,539)
PepsiCo Inc.	United States	(3,228)	(456,601)
Swedish Match AB	Sweden	(955)	(74,701)

			(1,714,572)

Health Care Equipment & Services 12.11%
Ambu AS, B	Denmark	(931)	(43,829)
Anthem Inc	United States	(881)	(316,235)
Boston Scientific Corp	United States	(8,768)	(338,883)
Centene Corp	United States	(3,510)	(224,324)
Cochlear Ltd	Australia	(381)	(61,221)
DexCom Inc	United States	(541)	(194,430)
Fisher & Paykel Healthcare Corp Ltd	New Zealand	(3,244)	(72,929)
Henry Schein Inc.	United States	(861)	(59,616)
Humana Inc.	United States	(804)	(337,077)
Insulet Corp	United States	(403)	(105,151)
Intuitive Surgical Inc.	United States	(396)	(292,620)
Molina Healthcare Inc	United States	(359)	(83,920)
Olympus Corp.	Japan	(6,200)	(128,545)
Orpea	France	(279)	(32,397)
Ramsay Health Care Ltd	Australia	(1,049)	(53,531)
Sonic Healthcare Ltd	Australia	(2,570)	(68,687)
Teladoc Health Inc	United States	(499)	(90,693)
UnitedHealth Group Inc	United States	(1,207)	(449,088)

			(2,953,176)

Household & Personal Products 1.07%
Essity AB	Sweden	(3,553)	(112,464)
Shiseido Co Ltd	Japan	(2,200)	(147,769)

			(260,233)

Insurance 5.27%
American International Group Inc	United States	(5,254)	(242,787)
Cincinnati Financial Corp	United States	(915)	(94,327)

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FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Insurance (continued)
Globe Life Inc	United States	(603)	$(58,268)
Insurance Australia Group Ltd.	Australia	(14,286)	(50,923)
Markel Corp	United States	(83)	(94,588)
Prudential PLC	United Kingdom	(14,489)	(307,953)
RenaissanceRe Holdings Ltd	United States	(306)	(49,037)
Sampo Oyj	Finland	(2,648)	(119,726)
Tokio Marine Holdings Inc.	Japan	(800)	(38,118)
Willis Towers Watson	United States	(700)	(160,216)
Zurich Insurance Group AG	Switzerland	(162)	(69,437)

			(1,285,380)

Materials 7.29%
Air Liquide SA	France	(1,754)	(287,164)
Air Products and Chemicals Inc.	United States	(1,357)	(381,778)
Albemarle Corp	United States	(668)	(97,601)
Axalta Coating Systems Ltd	United States	(1,275)	(37,714)
Ball Corp	United States	(1,986)	(168,294)
BioMarin Pharmaceutical Inc	United States	(1,029)	(77,700)
Chr. Hansen Holding AS	Denmark	(620)	(56,474)
Ecolab Inc.	United States	(1,579)	(338,017)
International Flavors & Fragrances Inc.	United States	(1,388)	(193,779)
Nippon Paint Holdings Co. Ltd.	Japan	(2,000)	(28,869)
Northern Star Resources Ltd.	Australia	(6,783)	(48,976)
Svenska Cellulosa AB, B	Sweden	(3,426)	(60,747)

			(1,777,113)

Media & Entertainment 4.93%
Brown-Forman Corp	United States	(1,897)	(130,836)
Charter Communications Inc Com Usd.001 Cl A	United States	(382)	(235,702)
Liberty Broadband Corp	United States	(658)	(98,799)
Liberty SiriusXM Group	United States	(1,064)	(46,933)
Nintendo Co. Ltd.	Japan	(400)	(223,746)
SEEK Ltd	Australia	(1,833)	(39,803)
Snap Inc	United States	(4,749)	(248,325)
Twitter Inc	United States	(2,230)	(141,895)
Ubisoft Entertainment SA	France	(486)	(37,059)

			(1,203,098)

Pharmaceuticals, Biotechnology & Life Sciences 10.59%
Argenx SE	Netherlands	(252)	(69,424)
AstraZeneca PLC	United Kingdom	(3,972)	(397,148)
Chugai Pharmaceutical Co. Ltd.	Japan	(1,400)	(56,874)
CLP Holdings Ltd.	Australia	(1,474)	(297,115)
Daiichi Sankyo Co. Ltd.	Japan	(9,900)	(288,937)
Eisai Co Ltd	Japan	(1,500)	(100,710)
Elanco Animal Health Inc	United States	(2,456)	(72,329)
Illumina Inc	United States	(816)	(313,393)
Incyte Corp	United States	(1,153)	(93,704)
Ionis Pharmaceuticals Inc	United States	(823)	(37,002)
Kyowa Kirin Co. Ltd.	Japan	(1,600)	(47,928)
Neurocrine Biosciences Inc.	United States	(533)	(51,834)
Novo Nordisk AS, B	Denmark	(5,745)	(390,160)
Roche Holding AG	Switzerland	(118)	(38,297)
Takeda Pharmaceutical Co Ltd	Japan	(9,100)	(328,177)

			(2,583,032)

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FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Real Estate 2.08%
Lendlease Group	Australia	(3,447)	$(33,920)
Link REIT	Hong Kong	(7,500)	(68,301)
Mitsubishi Estate Co., Ltd.	Japan	(6,700)	(117,174)
Simon Property Group Inc	United States	(1,888)	(214,798)
Vornado Realty Trust	United States	(855)	(38,808)
Welltower Inc	United States	(490)	(35,099)

			(508,100)

Retailing 2.40%
CAE Inc	Canada	(1,900)	(54,134)
CarMax Inc	United States	(1,004)	(133,191)
Fast Retailing Co. Ltd.	Japan	(300)	(239,267)
Rakuten Inc	Japan	(3,900)	(46,553)
Ulta Beauty Inc.	United States	(359)	(110,992)

			(584,137)

Semiconductors & Semiconductor Equipment 2.43%
Advanced Micro Devices Inc	United States	(1,200)	(105,122)
Lasertec Corp.	Japan	(400)	(52,561)
Marvell Technology Group Ltd	Bermuda	(3,971)	(194,499)
Microchip Technology Inc	United States	(1,553)	(241,057)

			(593,239)

Software & Services 15.17%
Adyen NV	Netherlands	(74)	(165,552)
Amadeus IT Group SA	Spain	(2,681)	(190,256)
Coupa Software Inc	United States	(439)	(111,717)
Datadog Inc	United States	(541)	(45,087)
Fidelity National Information Services Inc	United States	(1,140)	(160,295)
Fiserv Inc	United States	(1,311)	(156,061)
Fleetcor Technologies Inc	United States	(512)	(137,539)
Global Payments Inc	United States	(1,432)	(288,663)
GoDaddy Inc	United States	(1,073)	(83,286)
Mastercard Inc., A	United States	(987)	(351,421)
Okta Inc	United States	(778)	(171,495)
Paycom Software Inc	United States	(311)	(115,089)
PayPal Holdings Inc.	United States	(261)	(63,381)
RingCentral Inc	United States	(323)	(96,215)
salesforce.com Inc	United States	(976)	(206,785)
SAP SE	Germany	(1,547)	(189,855)
Shopify Inc	Canada	(100)	(110,390)
Splunk Inc	United States	(992)	(134,396)
Square Inc	United States	(1,061)	(240,900)
Visa Inc., A	United States	(1,915)	(405,463)
Workday Inc	United States	(1,112)	(276,254)

			(3,700,100)

Technology Hardware & Equipment 0.65%
Apple Inc.	United States	(972)	(118,730)
Ricoh Co Ltd	Japan	(3,900)	(39,670)

			(158,400)

Telecommunication Services 2.82%
BCE Inc.	Canada	(1,000)	(45,136)
Cellnex Telecom SA	Spain	(1,854)	(106,989)
Singapore Telecommunications Ltd	Singapore	(48,000)	(87,169)
Spark New Zealand Ltd	New Zealand	(10,793)	(33,864)
T-Mobile USA Inc	United States	(991)	(124,162)

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FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Telecommunication Services (continued)
Tele2 AB	Sweden	(2,971)	$(40,153)
Telenor ASA	Norway	(4,141)	(73,008)
Telia Co. AB	Sweden	(14,480)	(62,845)
Telstra Corp. Ltd.	Australia	(24,255)	(62,811)
TELUS Corp	Canada	(2,600)	(51,779)

			(687,916)

Transportation 0.44%
Keio Corp.	Japan	(600)	(40,398)
Odakyu Electric Railway Co. Ltd.	Japan	(1,100)	(30,113)
Sydney Airport	Australia	(7,638)	(36,011)

			(106,522)

Utilities 2.05%
APA Group	Australia	(6,539)	(49,904)
Iberdrola SA	Spain	(17,126)	(221,108)
Southern Co/The	United States	(3,682)	(228,873)

			(499,885)

Total Value of Reference Entity – Morgan Stanley Capital Services LLC			$(24,386,214)

See Abbreviations on page 85.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2021

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF	Franklin Liberty Systematic Style Premia ETF[a]
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$334,646,460	$171,283,219	$192,685,648	$31,265,525

Value – Unaffiliated issuers	$339,607,468	$171,764,851	$192,231,831	$34,698,356
Cash	5,153,813	1,972,396	50,085,176	9,492,315
Foreign currency, at value (cost $–, $375,971, $– and $234,568, respectively)	—	32,696	—	231,202
Receivables:
Dividends and interest	5,049,281	740,950	337,525	117,252
Investment securities sold	—	—	2,521,629	—
Affiliates	—	21,520	—	15,604
Closed swap contracts	—	—	—	49,266,918
Variation margin on futures contracts	—	—	—	74,439
Deposits with brokers for:
Futures contracts	—	—	—	1,902,384.00
Swap contracts	—	—	—	—
Unrealized appreciation on OTC forward exchange contracts	—	7,871,916	—	366,833
Unrealized appreciation on OTC swap contracts	—	—	—	1,746

Total assets	349,810,562	182,404,329	245,176,161	96,167,049

Liabilities:
Payables:
Management fees	60,867	—	31,060	—
Investment securities purchased	1,700,000	—	43,495,140	—
Transfer agent fees	12,000	12,000	12,000	13,875
Trustees’ fees and expenses	125	12	140	23
Distributions to shareholders	1,381,882	—	424,772	—
Custodian fees	4,325	21,656	37,562	10,952
Professional fees	33,881	70,189	42,532	52,222
Reports to shareholders	5,524	5,862	6,141	1,676
Closed swap contracts	—	—	—	48,858,575
Variation margin on centrally cleared swap contracts	—	—	—	—
Registration and filing fees	13,256	25,262	13,055	9,630
Deferred tax	—	1,360	—	—
Unrealized depreciation on OTC forward exchange contracts	—	850,830	—	266,859
Accrued expenses and other liabilities	12,484	12,197	12,586	25,898

Total liabilities	3,224,344	999,368	44,074,988	49,239,710

Net assets, at value	$346,586,218	$181,404,961	$201,101,173	$46,927,339

Net assets consist of:
Paid-in capital	$343,282,611	$182,112,475	$203,007,184	$58,919,658
Total distributable earnings (loss)	3,303,607	(707,514)	(1,906,011)	(11,992,319)

Net assets, at value	$346,586,218	$181,404,961	$201,101,173	$46,927,339

Shares outstanding	13,250,000	7,250,000	8,100,000	2,400,000

Net asset value per share	$26.16	$25.02	$24.83	$19.55

aConsolidated financial statements. See Notes 12.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2021

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF	Franklin Liberty Systematic Style Premia ETF[a]
Investment income:
Dividends:
Unaffiliated issuers	$—	$—	$—	$871,310
Interest: (net of foreign taxes)[a]
Unaffiliated issuers	10,276,579	448,634	2,443,686	—

Total investment income	10,276,579	448,634	2,443,686	871,310

Expenses:
Management fees (Note 3a)	1,102,752	914,896	476,368	339,354
Transfer agent fees	15,600	15,600	15,600	23,423
Custodian fees	5,769	29,017	50,174	18,193
Reports to shareholders	10,065	9,581	9,988	3,696
Registration and filing fees	15,288	36,792	17,150	25,113
Professional fees	68,730	145,525	81,528	132,531
Trustee fees (Note 3a)	10,824	8,425	3,761	3,281
Other	19,687	24,276	18,054	27,412

Total expenses	1,248,715	1,184,112	672,623	573,003
Expenses waived/paid by affiliates (Note 3c)	(464,950)	(675,837)	(342,830)	(246,365)

Net expenses	783,765	508,275	329,793	326,638

Net investment income	9,492,814	(59,641)	2,113,893	544,672

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	230,276	9,175,295	(660,335)	(13,140,643)
Foreign currency transactions	—	1,096,611	—	263,337
Forwards exchange contracts	—	(17,073,693)	—	(700,600)
Futures contracts	—	—	—	(1,898,843)
Swap contracts	28,888	—	—	—

Net realized gain (loss)	259,164	(6,801,787)	(660,335)	(15,476,749)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	23,397,164	516,846	4,290,337	9,645,104
Translation of other assets and liabilities denominated in foreign currencies	—	(353,495)	—	(16,668)
Futures contracts	—	—	—	70,651
Swap contracts	513,520	—	—	1,746
Forward exchange contracts	—	6,958,790	—	492,038
Change in deferred taxes on unrealized appreciation	—	(1,360)	—	—

Net change in unrealized appreciation (depreciation)	23,910,684	7,120,781	4,290,337	10,192,871

Net realized and unrealized gain (loss)	24,169,848	318,994	3,630,002	(5,283,878)

Net increase (decrease) in net assets resulting from operations	$33,662,662	$259,353	$5,743,895	$(4,739,206)

aConsolidated financial statements. See Notes 12.

[b]Foreign taxes withheld on interest	$—	$2,675	$—	$—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty High Yield Corporate ETF		Franklin Liberty International Aggregate Bond ETF

	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$9,492,814	$2,697,766	$(59,641)	$44,263
Net realized gain (loss)	259,164	(26,694)	(6,801,787)	95,271
Net change in unrealized appreciation (depreciation)	23,910,684	(19,083,696)	7,120,781	59,318

Net increase (decrease) in net assets resulting from operations	33,662,662	(16,412,624)	259,353	198,852

Distributions to shareholders	(11,465,310)	(3,146,157)	(951,028)	(121,439)

Capital share transactions: (Note 2)	194,026,836	139,740,070	177,107,475	—

Net increase (decrease) in net assets	216,224,188	120,181,289	176,415,800	77,413
Net assets:
Beginning of year	130,362,030	10,180,741	4,989,161	4,911,748

End of year	$346,586,218	$130,362,030	$181,404,961	$4,989,161

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	69

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty Senior Loan ETF		Franklin Liberty Systematic Style Premia ETF[a]

	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2020[b]
Increase (decrease) in net assets:
Operations:
Net investment income	$2,113,893	$2,324,737	$544,672	$131,888
Net realized gain (loss)	(660,335)	(592,448)	(15,476,749)	1,956,418
Net change in unrealized appreciation (depreciation)	4,290,337	(4,015,523)	10,192,871	(6,861,598)

Net increase (decrease) in net assets resulting from operations	5,743,895	(2,283,234)	(4,739,206)	(4,773,292)

Distributions to shareholders	(2,065,367)	(2,537,917)	(3,805,981)	(2,008)

Capital share transactions: (Note 2)	142,589,480	2,489,243	4,524,461	55,723,365

Net increase (decrease) in net assets	146,268,008	(2,331,908)	(4,020,726)	50,948,065
Net assets:
Beginning of year	54,833,165	57,165,073	50,948,065	—

End of year	$201,101,173	$54,833,165	$46,927,339	$50,948,065

aConsolidated financial statements. See Note 12.

bFor the period December 18, 2019 (commencement of operations) to March 31, 2020.

70	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-five separate funds, four of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index. The Trust began offering shares of Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Senior Loan ETF and Franklin Liberty Systematic Style Premia ETF.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination.

Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

The Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statements of Operations.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the

Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

See Note 10 regarding other derivative information.

d. Securities Purchased on a Delayed Delivery Basis

Certain or all Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Senior Floating Rate Interests

Certain or all Funds invest in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally readily marketable, but may be subject to certain restrictions on resale. On July 27, 2017, the United Kingdom Financial Conduct Authority announced its intention to cease sustaining LIBOR after 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments that use or may use a floating rate based on LIBOR cannot yet be determined.

f. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

f. Income and Deferred Taxes (continued)

certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2021, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by investment manager, as applicable, according to the terms of the unified management fee agreement.

h. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities). For the year ended March 31, 2021, all Creation Unit transactions were made in cash.

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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2. Shares of Beneficial Interest (continued)

At March 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Liberty High Yield Corporate ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	7,500,000	$194,026,836	6,900,000	$179,541,274
Shares redeemed	—	—	(1,550,000)	(39,801,204)

Net increase (decrease)	7,500,000	$194,026,836	5,350,000	$139,740,070

	Franklin Liberty International Aggregate Bond ETF

	Year Ended March 31, 2021		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	9,000,000	$226,171,307	—	$—
Shares redeemed	(1,950,000)	(49,063,832)	—	—

Net increase (decrease)	7,050,000	$177,107,475	—	$—

	Franklin Liberty Senior Loan ETF

	Year Ended March 31, 2021		Period Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	5,850,000	$146,207,760	100,000	$2,489,243
Shares redeemed	(150,000)	(3,618,280)	—	—

Net increase (decrease)	5,700,000	$142,589,480	100,000	$2,489,243

	Franklin Liberty Systematic Style Premia ETF

	Year Ended March 31, 2021		Period Ended March 31, 2020[a]

	Shares	Amount	Shares	Amount
Shares sold	200,000	$4,524,461	2,200,001	$55,723,390
Shares redeemed	—	—	(1)	(25)

Net increase (decrease)	200,000	$4,524,461	2,200,000	$55,723,365

aFor the period December 18, 2019 (commencement of operations) to March 31, 2020.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

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3. Transactions with Affiliates (continued)

a. Management Fees

Franklin Liberty High Yield Corporate ETF pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

Franklin Liberty International Aggregate Bond ETF pays an investment management fee to FTIML based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.450%	Up to and including $1 billion
0.400%	Over $1 billion, up to and including $5 billion
0.350%	Over $5 billion, up to and including $10 billion
0.345%	Over $10 billion, up to and including $15 billion
0.340%	Over $15 billion, up to and including $20 billion
0.335%	In excess of $20 billion

Franklin Liberty Senior Loan ETF pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $500 million
0.550%	Over $500 million, up to and including $1 billion
0.500%	Over $1 billion, up to and including $1.5 billion
0.450%	Over $1.5 billion, up to and including $6.5 billion
0.425%	Over $6.5 billion, up to and including $11.5 billion
0.400%	Over $11.5 billion, up to and including $16.5 billion
0.390%	Over $16.5 billion, up to and including $19 billion
0.380%	Over $19 billion, up to and including $21.5 billion
0.370%	In excess of $21.5 billion

Franklin Liberty Systematic Style Premia ETF pays an investment management fees to Advisors based on a fee equal to an annual rate of 0.65% the average daily net assets of the Fund.

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3. Transactions with Affiliates (continued)

a. Management Fees (continued)

For the year ended March 31, 2021, each Fund’s annualized effective investment management fee rate based on daily net assets was as follows:

Annualized Fee Rate
Franklin Liberty High Yield Corporate ETF	0.579%
Franklin Liberty International Aggregate Bond ETF	0.450%
Franklin Liberty Senior Loan ETF	0.650%
Franklin Liberty Systematic Style Premia ETF	0.650%

Effective March 1, 2019, under a subadvisory agreement, FTIML, an affiliate of Advisers, provides subadvisory services to Franklin Liberty International Aggregate Bond ETF. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

Under an agreement with Advisers, and FTIML, FT Services provides administrative services to the Funds. The fee is paid by Advisers, and FTIML, based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Advisers have contractually agreed in advance to waive or limit its fees and to assume as their own expense certain expenses otherwise payable by Franklin Liberty High Yield Corporate ETF and Franklin Liberty Senior Loan ETF so that the expenses (including acquired fund fees and expenses) for each of the Funds do not exceed 0.40% and 0.45%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2021. FTIML has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Liberty International Aggregate Bond ETF so that the expenses (including acquired fund fees and expenses) of the Fund do not exceed 0.25% based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end. For Franklin Liberty Systematic Style Premia ETF, the investment manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid by a Cayman Islands-based company that is wholly-owned by the Fund (Subsidiary). The waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place. Additionally, the investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) for the Fund do not exceed 0.65% until July 31, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

d. Other Affiliated Transactions

At March 31, 2021, the shares of the Funds were owned by the following entities.

Funds	Shares	Percentage of Outstanding Shares[a]

Franklin Liberty High Yield Corporate ETF
Franklin Conservative Allocation Fund	1,960,414	14.8%
Franklin Moderate Allocation Fund	2,305,851	17.4%
Franklin Growth Allocation Fund	1,059,185	8.0%
Franklin Total Return Fund	5,830,000	44.0%

	11,155,450	84.2%

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3. Transactions with Affiliates (continued)

d. Other Affiliated Transactions (continued)

Funds	Shares	Percentage of Outstanding Shares[a]

Franklin Liberty International Aggregate Bond ETF
Franklin Conservative Allocation Fund	1,527,600	21.1%
Franklin Moderate Allocation Fund	1,597,125	22.0%
Franklin Growth Allocation Fund	550,225	7.6%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	397,745	5.5%
Franklin 529 Portfolios	2,770,375	38.2%

	6,843,070	94.4%

Franklin Liberty Senior Loan ETF
Franklin Conservative Allocation Fund	1,565,700	19.3%
Franklin Moderate Allocation Fund	1,638,425	20.2%
Franklin Growth Allocation Fund	566,250	7.0%
Franklin Total Return Fund	1,737,400	21.5%
Franklin Floating Rate Master Trust	857,785	10.6%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	447,343	5.5%

	6,812,903	84.1%

Franklin Liberty Systematic Style Premia ETF
Franklin Conservative Allocation Fund	268,450	11.2%
Franklin Moderate Allocation Fund	421,300	17.6%
Franklin Growth Allocation Fund	286,300	11.9%
Franklin Managed Income Fund	1,175,000	49.0%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	137,700	5.7%

	2,288,750	95.4%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2021, the capital loss carryforwards were as follows:

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF	Franklin Liberty Systematic Style Premia ETF
Capital loss carryforwards not subject to expiration:
Long term	$—	$—	$934,822	$400,837
Short term	360,292	—	397,188	15,051,677

Total capital loss carryforwards	$360,292	$—	$1,332,010	$15,452,514

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NOTES TO FINANCIAL STATEMENTS

The tax character of distributions paid during the years ended March 31, 2021 and 2020, were as follows:

	Franklin Liberty High Yield Corporate ETF		Franklin Liberty International Aggregate Bond ETF

	2021	2020	2021	2020
Distributions paid from:
Ordinary income	$11,465,310	$3,077,201	$951,028	$100,249
Long-Term Capital Gain	—	68,956	—	21,190

Total Distributions paid	$11,465,310	$3,146,157	$951,028	$121,439

	Franklin Liberty Senior Loan ETF		Franklin Liberty Systematic Style Premia ETF

	2021	2020	2021	2020
Distributions paid from:
Ordinary income	$2,065,367	$2,537,917	$3,805,981	$2,008
Long-Term Capital Gain	—	—	—	—

Total Distributions paid	$2,065,367	$2,537,917	$3,805,981	$2,008

At March 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF	Franklin Liberty Systematic Style Premia ETF
Cost of investments	$335,785,176	$173,929,060	$192,731,863	$31,928,639

Unrealized appreciation	$8,369,126	$11,473,455	$529,902	$4,303,947
Unrealized depreciation	(4,546,834)	(13,637,664)	(1,029,934)	(1,534,230)

Net unrealized appreciation (depreciation)	$3,822,292	$(2,164,209)	$(500,032)	$2,769,717

Distributable earnings – undistributed ordinary income	$704,194	$1,800,876	$350,803	$687,020

Distributable earnings – undistributed capital gains	—	454	—	—

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2021, were as follows:

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF	Franklin Liberty Systematic Style Premia ETF
Purchases	$190,481,782	$287,334,856	$170,086,330	$64,969,214
Sales	$104,444,644	$128,364,026	$33,495,293	$67,575,931

In-kind transactions associated with creation and redemptions for the period ended March 31, 2021, were as follows:

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF	Franklin Liberty Systematic Style Premia ETF
Cost of Securities Received	$102,067,274	$—	$—	$—
Value of Securities Delivered	$—	$—	$—	$—

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4. Income Taxes (continued)

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

6. Credit Risk

At March 31, 2021, Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, and Franklin Liberty Senior Loan ETF had 96.37%, 0.13%, and 93.06%, respectively, of their portfolio invested in high yield securities, senior secured floating rate notes, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

7. Global Credit Facility

The Funds, Franklin Liberty High Yield Corporate ETF, Franklin Liberty Senior Loan ETF together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility) which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended March 31, 2021, the Funds did not use the Global Credit Facility.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

10. Other Derivative Information

At March 31, 2021, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin Liberty International Aggregate Bond ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$7,871,916	Unrealized depreciation on OTC forward exchange contracts	$850,830

Totals		$7,871,916		$850,830

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NOTES TO FINANCIAL STATEMENTS

10. Other Derivative Information (continued)

	Asset Derivatives		Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin Liberty Systematic Style ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$366,833	Unrealized depreciation on OTC forward exchange contracts	$266,859

Interest rate contracts	Swap contracts	1,746	Swap contracts	—

Equity contracts	Variation margin on futures contracts	—	Variation margin on futures contracts	206,734	[a]

Totals		$368,579		$473,593

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the year ended At March 31, 2021, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin Liberty High Yield Corporate ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Swap contracts	Swap contracts	$28,888	Swap contracts	$513,520

Totals		$28,888		$513,520

Franklin Liberty International Aggregate Bond ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Foreign exchange contracts	Forward exchange contracts	$(17,073,693)	Forward exchange contracts	$6,958,790

Totals		$(17,073,693)		$6,958,790

Franklin Liberty Systematic Style Premia ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Index contracts	Futures contracts	$(1,898,843)	Futures contracts	$70,651

Interest rate contracts	Swap contracts	—	Swap contracts	1,746

Foreign exchange contracts	Forward exchange contracts	(700,600)	Forward exchange contracts	492,038

Totals		$(2,599,443)		$564,435

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NOTES TO FINANCIAL STATEMENTS

10. Other Derivative Information (continued)

For the year ended At March 31, 2021, the average month end notional amount of futures and swap contracts and average month end contract value for forward exchange contracts were as follows:

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Systematic Style Premia ETF
Credit default swap contracts	$533,077	$—	$—
Futures contracts	$—	$—	$48,609,223
Forward exchange contracts	$—	$194,050,271	$46,349,019
Interest rate contracts	$—	$—	$24,654,307

At March 31, 2021, the Funds’ OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities

	Assets[a]	Liabilities[a]
Franklin Liberty International Aggregate Bond ETF
Forward exchange contracts	$7,871,916	$850,830

Franklin Liberty Systematic Style Premia ETF
Forward exchange contracts	$366,833	$266,859
Interest rate contracts	$1,746	$—

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

At March 31, 2021, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin Liberty International Aggregate Bond ETF
Counterparty
CITI	$7,871,916	$(850,830)	$—	$—	$7,021,086

Franklin Liberty Systematic Style Premia ETF
Counterparty
MSCO	$366,833	$(266,859)	$—	$—	$99,974
MSCS	1,746	—	—	—	1,746

Total	$368,579	$(266,859)	$—	$—	$101,720

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

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NOTES TO FINANCIAL STATEMENTS

10. Other Derivative Information (continued)

At March 31, 2021, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[a]	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Franklin Liberty International Aggregate Bond ETF
Counterparty
CITI	$850,830	$(850,830)	$—	$—	$—

Franklin Liberty Systematic Style Premia ETF
Counterparty
MSCO	$266,859	$(266,859)	$—	$—	$—

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

11. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of March 31, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Liberty High Yield Corporate ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$339,543,239	$—	$339,543,239
Equity Investments	64,229	—	—	64,229

Total Investments in Securities	$64,229	$339,543,239	$—	$339,607,468

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11. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin Liberty International Aggregate Bond ETF

Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$171,764,851	$—	$171,764,851

Total Investments in Securities	$—	$171,764,851	$—	$171,764,851

Other Financial Instruments:
Forward Exchange Contracts	$—	$7,871,916	$—	$7,871,916

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$850,830	$—	$850,830

Franklin Liberty Senior Loan ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$4,766,249	$—	$4,766,249
Senior Floating Rate Interests	—	184,489,759	—	184,489,759
Asset-Backed Securities	—	2,975,823	—	2,975,823

Total Investments in Securities	$—	$192,231,831	$—	$192,231,831

Franklin Liberty Systematic Style Premia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$34,698,356	$—	$—	$34,698,356

Other Financial Instruments:
Forward Exchange Contracts	$—	$366,833	$—	$366,833
Futures Contracts	397,027	—	—	397,027
Swap Contracts	—	1,746	—	1,746

Total Other Financial Instruments	$397,027	$368,579	$—	$765,606

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$266,859	$—	$266,859
Futures Contracts	603,761	—	—	603,761

Total Other Financial Instruments	$603,761	$266,859	$—	$870,620

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and preferred stocks.

12. Investments in FLSP Holdings Corporation

Franklin Liberty Systematic Style Premia ETF, (the “Fund”), invests in certain financial instruments and commodities/or commodity-linked derivative investments. The FLSP Holdings Corporation is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. At March 31, 2021 the Franklin Liberty Systematic Style Premia ETF investment(s) FLSP Holdings Corporation is reflected in the Fund’s Consolidated Statement of Investments. March 31, 2021, the net assets of the FLSP Holdings Corporation were $1,995,505, representing 4.25% of the Fund’s consolidated net assets. The Fund’s investment (s) in the FLSP Holdings Corporation is limited to 25% of consolidated assets.

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NOTES TO FINANCIAL STATEMENTS

13. New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

14. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio		Currency
CAC	Cotation Assistée en Continu	AUD	Australian Dollar
FHLB	Federal Home Loan Bank Rate	CAD	Canadian Dollar
FRN	Floating Rate Note	DKK	Danish Krone
MGIC	Mortgage Guaranty Insurance Corp.	EUR	Euro
MIB	Milano Italia Borsa	HUF	Hungary
MSCO	Morgan Stanley	IDR	Indonesian Rupiah
NCI	National Median Cost of Funds Index	JPY	Japanese Yen
OAT	Obligation Assumable by the Treasurer	MXN	Mexican Peso
PIK	Payment-In-Kind	USD	United States Dollar
REIT	Real Estate Investment Trust
TBD	To be determined
ULSD	Ultra-Low Sulfur Diesel
USD	Unified/Union School District

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FRANKLIN TEMPLETON ETF TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Senior Loan ETF and Franklin Liberty Systematic Style Risk Premia ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Senior Loan ETF and Franklin Liberty Systematic Style Risk Premia ETF (four of the funds constituting Franklin Templeton ETF Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2021, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Franklin Templeton ETF Trust	Statements of Operations	Statement of changes in net assets	Financial Highlights
Franklin Liberty High Yield Corporate ETF Franklin Liberty International Aggregate Bond ETF Franklin Liberty Senior Loan ETF	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021 and 2020, and the period from May 30, 2018 (commencement of operations) to March 31, 2019
Franklin Liberty Systematic Style Risk Premia ETF	For the year ended March 31, 2021	For the year ended March 31, 2021 and the period from December 18, 2019 (commencement of operations) through March 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 20, 2021

We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

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Tax Information (unaudited)

At March 31, 2021, more than 50% of the Franklin Liberty International Aggregate Bond ETF’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the first distribution following March 31, 2021, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they received the Fund distribution.

At March 31, 2020, more than 50% of the Franklin Liberty International Aggregate Bond ETF’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby report to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on June 1, 2020, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund to shareholders of record.

Fund	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share
Franklin Liberty International Aggregate Bond ETF	$0.0001	$0.0092	$0.0000

Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.1

At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid during the prior calendar year. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their income tax returns.

1 Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

Under Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended March 31, 2021:

Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF	Franklin Liberty Systematic Style Premia ETF
$9,048,328	$180,728	$1,849,348	$3,688,495

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FRANKLIN TEMPLETON ETF TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2016	49	AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and PhonePe (December 2020) (payment and financial services); formerly, Axis Bank (financial) (2013-2021), FlipKart Limited (2019-December 2020) (eCommerce company); CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); Chief Executive Officer and Director, FinTech Evolution Acquisition (eCommerce company) (February 2021-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2020	49	IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present), LegalShield (consumer services) (2020-present); and formerly, Fluor Corporation (construction and engineering) (2014-2020) and Focus Financial Partner, LLC (financial services) (2018-2020).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution)) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	49	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	60	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton.

Breda M. Beckerle (1958) 280 Park Avenue New York, NY 10017	Chief Compliance Officer	Since November 2020	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 42 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 42 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 42 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 42 of the investment companies in Franklin Templeton.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of three of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of three of the investment companies in Franklin Templeton.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 42 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 42 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at libertyshares.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at libertyshares.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Templeton ETF Trust

Investment Managers	Distributor	Investor Services
Franklin Advisers, Inc. Franklin Templeton Investment Management Limited	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2021 Franklin Templeton Investments. All rights reserved.		ETF6 A 05/21

ANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

March 31, 2021

Franklin Disruptive Commerce ETF	Franklin Genomic Advancements ETF
Franklin Exponential Data ETF	Franklin Intelligent Machines ETF

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

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ANNUAL REPORT

Economic and Market Overview

U.S. equities, as measured by the Standard & Poor’s® 500 Index, advanced strongly during the 12 months ended March 31, 2021. Equities rose throughout the reporting period amid the U.S. recovery from the initial shock of the novel coronavirus (COVID-19) pandemic and related restrictions. Better understanding of safety standards that could reduce transmission led many states to partially reopen in April and May 2020, boosting equities. Several significant rounds of stimulus, including direct payments to individuals and programs designed to keep employees on payroll, also supported stock prices. In November 2020, the development of several vaccines bolstered investor confidence, and the implementation of mass vaccination programs in early 2021 led to further gains, as U.S. equities reached an all-time high in March 2021.

The U.S. economy was severely impacted by the pandemic, as business closures and restrictions on gatherings disrupted everyday life. As a result, second-quarter 2020 gross domestic product (GDP) experienced a record annualized decline, and mass layoffs drove the unemployment rate to a peak of 14.8% in April.1 However, economic conditions improved rapidly thereafter, with GDP rebounding at a record annualized pace in 2020’s third quarter and expanding more slowly in the fourth quarter. Similarly, the unemployment rate declined notably, reaching 6.0% in March 2021 as jobless claims fell and employment openings began to increase.1

To support the U.S. economy, the U.S. Federal Reserve (Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25%. The Fed also enacted quantitative easing measures aimed at ensuring credit flows to borrowers and supporting credit markets with open-ended bond purchasing. Furthermore, the Fed signaled that interest rates would potentially remain low, even if inflation moderately exceeded its 2% target.

The combination of large stimulus payments, increasing asset prices and rising savings during lockdowns led to the strengthening of household balance sheets, as wealth levels rose and credit card debt declined in 2020’s fourth quarter. These factors led investors to anticipate a surge in spending. Nonetheless, areas of economic weakness remained, including total employment numbers that stayed well below pre-pandemic levels, and inflation expectations that increased to the highest level in more than 10 years near period-end.

The foregoing information reflects our analysis and opinions as of March 31, 2021. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

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Franklin Disruptive Commerce ETF

This annual report for Franklin Disruptive Commerce ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are relevant to the Fund’s investment theme of disruptive commerce. These companies include those that are focused on, or that the investment manager believes will benefit from, electronic commerce, auctions, the sharing economy, electronic payments, drop shipping, direct marketing, significant decreases in transport and delivery costs and other activities or developments, as outlined in more detail in the Prospectus.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +130.28% based on market price and +130.82% based on net asset value (NAV). In comparison, the Russell 3000® Index posted a +62.53% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

3/31/21

% of Total Net Assets
Internet & Direct Marketing Retail	32.6%
IT Services	21.7%
Entertainment	10.8%
Software	9.2%
Interactive Media & Services	6.7%
Road & Rail	3.1%
Health Care Technology	2.5%
Specialty Retail	2.2%
Real Estate Management & Development	2.0%
Other	5.3%
Short-Term Investments & Other Net Assets	3.9%

Investment Strategy

We use fundamental, bottom-up research analysis to identify companies positioned to capitalize on disruptive innovation or are enabling the further development of the disruptive commerce themes in the markets in which they operate. We evaluate market segments, products, services and business models positioned to benefit significantly from disruptive innovations in commerce relative to broad securities markets, and seek to identify the primary beneficiaries of new trends or developments in commerce. We may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the U.S. Although we search for investments across a large number of sectors, we expect to concentrate our investments in consumer discretionary-related industries.

1. Source: FactSet. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 27.

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FRANKLIN DISRUPTIVE COMMERCE ETF

Top 10 Holdings

3/31/21

Company Sector/Industry	% of Total Net Assets
Sea Ltd., ADR Entertainment	5.3%
Amazon.com Inc. Internet & Direct Marketing Retail	5.1%
Shopify Inc., A IT Services	4.9%
Fiverr International Ltd. Internet & Direct Marketing Retail	4.6%
MercadoLibre Inc. Internet & Direct Marketing Retail	4.4%
Square Inc., A IT Services	3.6%
PayPal Holdings Inc. IT Services	3.5%
DocuSign Inc. Software	2.7%
Uber Technologies Inc. Road & Rail	2.5%
Adyen NV, ADR IT Services	2.5%

Manager’s Discussion

During the reporting period, the information technology (IT), consumer discretionary and communications services sectors contributed to absolute performance. In IT, cloud-based commerce platform Shopify and financial technology companies PayPal Holdings and Square boosted results. In consumer discretionary, performance was aided by freelance marketplace provider Fiverr International, online marketplace MercadoLibre and online retail shopping firm Amazon.com. Communication services was boosted by online gaming services company Sea.

During the reporting period, no sectors detracted from the Fund’s absolute performance. The top individual detractors were online automobile market Vroom, food delivery service Doordash and online and retail pharmacy operator JD Health International.

Thank you for your participation in Franklin Disruptive Commerce ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Joyce Lin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN DISRUPTIVE COMMERCE ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/27/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+130.82%	+130.28%	+130.82%	+130.28%
Since Inception (2/25/20)	+96.84%	+97.12%	+85.51%	+85.76%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN DISRUPTIVE COMMERCE ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

2/25/20–3/31/21

See page 7 for Performance Summary footnotes.

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FRANKLIN DISRUPTIVE COMMERCE ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses6

With Fee Waiver	Without Fee Waiver
0.50%	3.23%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. By focusing its investments in consumer discretionary related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Companies operating within consumer discretionary related industries could be affected by, among other things, overall economic conditions, interest rates, disposable income, fluctuating consumer confidence and consumer demand. Many of these companies compete aggressively on price, potentially affecting their long run profitability. Companies within consumer discretionary related industries may have extensive online operations, which could make these companies particularly vulnerable to cyber security risk. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: Morningstar. The Russell 3000 Index is market capitalization-weighted and represents the majority of the U.S. market’s total capitalization.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN DISRUPTIVE COMMERCE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different ETFs. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,158.40	$2.69	$1,022.44	$2.52	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Exponential Data ETF

This annual report for Franklin Exponential Data ETF covers the period since the Fund’s inception on January 12, 2021, through March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are relevant to the Fund’s investment theme of exponential data. These companies include those that are focused on, or that the investment manager believes will benefit from, the use of large data sets and/or growth of data, including systems, services, hardware, software and other digital and physical infrastructure related to data products or services, as outlined in more detail in the Prospectus.

Performance Overview

During the period since the Fund’s inception on January 12, 2021, through March 31, 2021, the Fund posted cumulative total returns of -6.52% based on market price and -6.64% based on net asset value (NAV). In comparison, the Russell 3000® Index posted a +4.23% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

3/31/21

% of Total Net Assets
Software	35.8%
Interactive Media & Services	29.1%
IT Services	10.7%
Equity Real Estate Investment Trusts (REITs)	5.5%
Capital Markets	4.3%
Health Care Technology	2.2%
Electronic Equipment, Instruments & Components	2.1%
Entertainment	2.0%
Other	6.5%
Short-Term Investments & Other Net Assets	1.8%

Investment Strategy

We use fundamental, bottom-up research analysis to identify companies positioned to capitalize on innovations in or that are enabling the further development of the exponential data theme in the markets in which they operate. We evaluate market segments, products, services and business models positioned to benefit significantly from innovations in data products or services or the commercialization of data relative to the broad equities market, and seek to identify the primary beneficiaries of new trends or developments in exponential data. We may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the U.S. Although we search for investments across a large number of sectors, we expect to concentrate our investments in information technology-related industries.

1. Source: FactSet. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 30.

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FRANKLIN EXPONENTIAL DATA ETF

Top 10 Holdings

3/31/21

Company Sector/Industry	% of Total Net Assets
Pinterest Inc., A Interactive Media & Services	5.7%
Facebook Inc., A Interactive Media & Services	5.6%
Alphabet Inc., A Interactive Media & Services	4.9%
Snap Inc., A Interactive Media & Services	4.8%
Twilio Inc., A IT Services	3.8%
The Trade Desk Inc., A Software	3.7%
Fortinet Inc. Software	3.2%
Datadog Inc., A Software	3.1%
Microsoft Corp. Software	3.0%
Twitter Inc. Interactive Media & Services	3.0%

Manager’s Discussion

During the reporting period, the information technology (IT), health care and industrials sectors detracted from absolute results. In IT, detractors included database program developer MongoDB, digital advertising company The Trade Desk, cybersecurity provider Crowdstrike Holdings and video game developer Unity Software. There were no top 10 detractors among health care and industrials. Elsewhere, social media company Snap and streaming service provider Roku also hindered results.

Turning to contributors, the communication services and real estate sectors boosted absolute performance. In communication services, Google’s parent holding company Alphabet and social media companies Facebook and Twitter boosted results. In real estate, contributors included communications infrastructure provider Crown Castle International and data center operators Digital Realty Trust and Equinix.

Thank you for your participation in Franklin Exponential Data ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Joyce Lin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN EXPONENTIAL DATA ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (1/14/21), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (1/12/21)	-6.64%	-6.52%	-6.64%	-6.52%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 12 for Performance Summary footnotes.

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FRANKLIN EXPONENTIAL DATA ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

With Fee Waiver	Without Fee Waiver
0.50%	0.75%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. By focusing its investments in information technology related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a Fund that invests in a wider variety of industries. Companies operating within information technology related industries may be affected by worldwide technological developments, the success of their products and services (which may be outdated quickly), anticipated products or services that are delayed or cancelled, and investor perception of the company and/or its products or services. These companies typically face intense competition and potentially rapid product obsolescence. They may also have limited product lines, markets, financial resources or personnel. Technology companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. These companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Technology companies are also potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, companies operating within the technology sector may develop and/or utilize artificial intelligence. Artificial intelligence technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. The customers and/or suppliers of technology companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on these companies. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to greater risk of loss with respect to its portfolio securities. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN EXPONENTIAL DATA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 1/12/21[1]	Ending Account Value 3/31/21	Expenses Paid During Period 1/12/21–3/31/21[2,3]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$933.60	$0.52	$1,010.15	$0.54	0.25%

1. 1/12/21 for Actual; 1/12/21 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 78/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Genomic Advancements ETF

This annual report for Franklin Genomic Advancements ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are relevant to the Fund’s investment theme of genomic advancements. These companies include those that are focused on, that the investment manager believes will benefit from, extending and enhancing the quality of human and animal life through technological or scientific advancements in such areas as genetic engineering, gene therapy, genome analysis and other uses, as outlined in more detail in the Prospectus.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +94.06% based on market price and +91.81% based on net asset value (NAV). In comparison, the Russell 3000® Index posted a +62.53% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 16.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

3/31/21

% of Total Net Assets
Life Sciences Tools & Services	47.7%
Biotechnology	34.5%
Health Care Technology	7.2%
Health Care Providers & Services	3.3%
Pharmaceuticals	3.0%
Health Care Equipment & Supplies	2.3%
Other	1.0%
Short-Term Investments & Other Net Assets	1.0%

Investment Strategy

We use fundamental, bottom-up research analysis to identify companies positioned to capitalize on disruptive innovation or are enabling the further development of the genomic advancements theme in the markets in which they operate. We evaluate market segments, products, services and business models positioned to benefit significantly from advancements in genomics relative to broad securities markets, and seek to identify the primary beneficiaries of new trends or developments in genomics. We may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the U.S. Although we search for investments across a large number of sectors, we expect to concentrate our investments in health care-related industries.

1. Source: FactSet. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 33.

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FRANKLIN GENOMIC ADVANCEMENTS ETF

Top 10 Holdings

3/31/21

Company Sector/Industry	% of Total Net Assets
Intellia Therapeutics Inc. Biotechnology	6.9%
WuXi Biologics (Cayman) Inc. Life Sciences Tools & Services	5.7%
Repligen Corp. Life Sciences Tools & Services	4.8%
Natera Inc. Biotechnology	4.7%
Illumina Inc. Life Sciences Tools & Services	4.6%
CRISPR Therapeutics AG Biotechnology	4.2%
Guardant Health Inc. Health Care Providers & Services	3.3%
10X Genomics Inc., A Life Sciences Tools & Services	3.1%
Veeva Systems Inc. Health Care Technology	3.0%
Catalent Inc. Pharmaceuticals	3.0%

Manager’s Discussion

During the reporting period, the health care sector supported absolute performance. Within the sector, contributors included genome-editing biopharmaceuticals company Intellia Therapeutics, biopharmaceutical development technology platform company WuXi Biologics (Cayman) and consumer digital health platform provider Livongo Health. Genome-editing technology firm CRISPR Therapeutics and genetic testing company Natera also contributed. The information technology sector helped absolute results to a lesser extent, and there were no companies from the sector among the Fund’s top 10 contributors.

No other sectors were represented in the Fund. Individual holdings that detracted from absolute results included rare disease technology platform developer Invitae, prescription drug price data company GoodRx Holdings and biosimulation software provider Certara.

Thank you for your participation in Franklin Genomic Advancements ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Joyce Lin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN GENOMIC ADVANCEMENTS ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/27/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+91.81%	+94.06%	+91.81%	+94.06%
Since Inception (2/25/20)	+73.25%	+73.65%	+65.11%	+65.46%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 18 for Performance Summary footnotes.

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FRANKLIN GENOMIC ADVANCEMENTS ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

2/25/20–3/31/21

See page 18 for Performance Summary footnotes.

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FRANKLIN GENOMIC ADVANCEMENTS ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income	Short-Term Capital Gain	Total
$0.005005	$0.046775	$0.051780

Total Annual Operating Expenses6

With Fee Waiver	Without Fee Waiver
0.50%	3.14%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. By focusing its investments in health care related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Companies operating within health care related industries face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. These companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. The field of genomic science could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: Morningstar. The Russell 3000 Index is market capitalization-weighted and represents the majority of the U.S. market’s total capitalization.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN GENOMIC ADVANCEMENTS ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,237.10	$2.79	$1,022.44	$2.52	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Annual Report	19

Franklin Intelligent Machines ETF

This annual report for Franklin Intelligent Machines ETF covers the fiscal year ended March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are relevant to the Fund’s investment theme of intelligent machines. These companies include those that are focused on, or that the investment manager believes will benefit from, the ongoing technology-driven transformation of products, software, systems and machinery as well as product design, manufacture, logistics, distribution and maintenance, including through developments in artificial intelligence, as outlined in more detail in the Prospectus.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +109.87% based on market price and +109.21% based on net asset value (NAV). In comparison, the Russell 3000® Index posted a +62.53% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 22.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

3/31/21

% of Total Net Assets
Software	21.4%
Semiconductors & Semiconductor Equipment	20.6%
Health Care Equipment & Supplies	16.4%
Electronic Equipment, Instruments & Components	9.2%
Automobiles	8.6%
Technology Hardware, Storage & Peripherals	6.1%
Aerospace & Defense	5.1%
Health Care Technology	3.2%
Machinery	2.7%
Other	4.3%
Short-Term Investments & Other Net Assets	2.4%

Investment Strategy

We use fundamental, bottom-up research analysis to identify companies positioned to capitalize on disruptive innovation in or are enabling the further development of the intelligent machines theme in the markets in which they operate. We evaluate market segments, products, services and business models positioned to benefit significantly from disruptive innovations in intelligent products, design, manufacturing and/or predictive maintenance relative to broad securities markets, and seek to identify the primary beneficiaries of new trends or developments in physical applications of these innovations. We may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the U.S. Although we search for investments across a large number of sectors, we expect to have significant investments in particular sectors, including technology.

1. Source: FactSet. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 36.

20	Annual Report	franklintempleton.com

FRANKLIN INTELLIGENT MACHINES ETF

Top 10 Holdings

3/31/21

Company Sector/Industry	% of Total Net Assets
Tesla Inc. Automobiles	8.6%
Apple Inc. Technology Hardware, Storage & Peripherals	5.7%
Intuitive Surgical Inc. Health Care Equipment & Supplies	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR Semiconductors & Semiconductor Equipment	3.5%
Autodesk Inc. Software	3.4%
NVIDIA Corp. Semiconductors & Semiconductor Equipment	3.3%
Zebra Technologies Corp., A Electronic Equipment, Instruments & Components	3.3%
Axon Enterprise Inc. Aerospace & Defense	3.1%
ANSYS Inc. Software	2.7%
ASML Holding N.V. Semiconductors & Semiconductor Equipment	2.4%

Manager’s Discussion

During the reporting period, sectors that contributed to the Fund’s absolute performance included information technology (IT), health care and consumer discretionary. In IT, leading contributors included consumer technology firm Apple and barcode scanner and data capture products provider Zebra Technologies. From health care, consumer digital health platform provider Livongo Health, cardiac sensor maker iRhythm Technologies and robotic surgical tools manufacturer Intuitive Surgical supported results. Electric vehicle manufacturer Tesla lifted performance in the consumer discretionary sector.

No sectors detracted from absolute performance. Individual detractors included telemedicine company Teladoc, aerospace and defense systems provider Raytheon Technologies, and telecommunications equipment firm Motorola Solutions.

Thank you for your participation in Franklin Intelligent Machines ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Joyce Lin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Annual Report	21

FRANKLIN INTELLIGENT MACHINES ETF

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/27/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+109.21%	+109.87%	+109.21%	+109.87%
Since Inception (2/25/20)	+72.98%	+73.10%	+64.88%	+64.98%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 24 for Performance Summary footnotes.

22	Annual Report	franklintempleton.com

FRANKLIN INTELLIGENT MACHINES ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

2/25/20–3/31/21

See page 24 for Performance Summary footnotes.

franklintempleton.com	Annual Report	23

FRANKLIN INTELLIGENT MACHINES ETF

PERFORMANCE SUMMARY

Distributions (4/1/20–3/31/21)

Net Investment Income
$0.004320

Total Annual Operating Expenses6

With Fee Waiver	Without Fee Waiver
0.50%	3.30%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. The Fund has significant exposure to the technology sector. Companies operating within the technology sector may be affected by worldwide technological developments, the success of their products and services (which may be outdated quickly), anticipated products or services that are delayed or cancelled, and investor perception of the company and/or its products or services. In addition, companies operating within the technology sector may develop and/or utilize artificial intelligence. Artificial intelligence technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: Morningstar. The Russell 3000 Index is market capitalization-weighted and represents the majority of the U.S. market’s total capitalization.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

24	Annual Report	franklintempleton.com

FRANKLIN INTELLIGENT MACHINES ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Ending Account Value 3/31/21	Expenses Paid During Period 10/1/20–3/31/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,269.30	$2.83	$1,022.44	$2.52	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Annual Report	25

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Disruptive Commerce ETF

	Year Ended March 31,

	2021		2020[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$21.32		$25.00

Income from investment operations[b]:

Net investment loss[c]	(0.21)		(0.01)

Net realized and unrealized gains (losses)	28.10		(3.67)

Total from investment operations	27.89		(3.68)

Net asset value, end of year	$49.21		$21.32

Total return[d]	130.82%		(14.72)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.87%		12.59%

Expenses net of waiver and payments by affiliates	0.50%		0.50%

Net investment loss	(0.44)%		(0.32)%

Supplemental data

Net assets, end of year (000’s)	$41,827		$2,132

Portfolio turnover rate[f]	45.81%	[g]	0.94% [g]

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	45.81%	0.94%

26	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin Disruptive Commerce ETF

		Country	Shares	Value
	Common Stocks 96.1%
	Diversified Consumer Services 1.9%
a	Chegg Inc.	United States	4,984	$426,929
a	New Oriental Education & Technology Group Inc., ADR	China	26,070	364,980

				791,909

	Entertainment 10.8%
	Activision Blizzard Inc.	United States	4,892	454,956
a	Bilibili Inc., ADR	China	3,642	389,913
a	Netflix Inc.	United States	810	422,545
	Nexon Co. Ltd.	Japan	7,079	229,987
	Nintendo Co. Ltd.	Japan	344	192,422
a	Sea Ltd., ADR	Taiwan	9,886	2,206,852
a	Spotify Technology SA	United States	1,343	359,857
a	Zynga Inc.	United States	25,773	263,142

				4,519,674

	Equity Real Estate Investment Trusts (REITs) 0.6%
	Prologis Inc.	United States	2,278	241,468

	Health Care Technology 2.5%
a	Teladoc Inc.	United States	5,757	1,046,335

	Hotels, Restaurants & Leisure 0.6%
a	Airbnb Inc.	United States	1,265	237,744

	Interactive Media & Services 6.7%
a	Facebook Inc., A	United States	1,620	477,138
a	Match Group Inc.	United States	2,908	399,501
	Tencent Holdings Ltd.	China	11,961	938,486
a	Zillow Group Inc., C	United States	5,819	754,375
a	ZoomInfo Technologies Inc., A	United States	4,624	226,114

				2,795,614

	Internet & Direct Marketing Retail 32.6%
a	Alibaba Group Holding Ltd., ADR	China	3,883	880,393
a	Amazon.com Inc.	United States	688	2,128,727
a	Booking Holdings Inc.	United States	195	454,319
a	Chewy Inc., A	United States	5,305	449,387
a	Delivery Hero SE	Germany	3,339	433,638
a	DoorDash Inc., A	United States	3,050	399,946
a	Etsy Inc.	United States	3,978	802,243
a	Farfetch Ltd., A	United Kingdom	3,918	207,732
a	Fiverr International Ltd.	Israel	8,811	1,913,573
a,b	JD Health International Inc., 144A	China	21,342	306,084
a	JD.com Inc., ADR	China	10,626	896,091
a,c	Meituan Dianping, B, Reg S	China	22,382	858,493
a	MercadoLibre Inc.	Argentina	1,241	1,826,926
a	Ocado Group PLC	United Kingdom	10,626	298,345
a	Overstock.com Inc.	United States	2,755	182,546
a	Ozon Holdings PLC, ADR	Cyprus	4,619	258,987
a	Pinduoduo Inc., ADR	China	7,023	940,239
a	Zalando SE	Germany	2,028	199,357
	Zozo Inc.	Japan	7,140	211,292

				13,648,318

	IT Services 21.7%
a	Adyen NV, ADR	Netherlands	23,461	1,049,411
a	Afterpay Ltd.	Australia	5,730	442,972
a	Pagseguro Digital Ltd., A	Brazil	3,061	141,724
a	PayPal Holdings Inc.	United States	6,069	1,473,796
a	Shopify Inc., A	Canada	1,867	2,065,835

franklintempleton.com	Annual Report	27

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Disruptive Commerce ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	IT Services (continued)
a	Square Inc., A	United States	6,596	$1,497,622
a	StoneCo Ltd., A	Brazil	5,885	360,280
a	Twilio Inc., A	United States	1,972	671,979
	Visa Inc., A	United States	1,977	418,590
a	Wix.com Ltd.	Israel	3,366	939,854

				9,062,063

	Leisure Equipment & Products 0.8%
a	Peloton Interactive Inc., A	United States	3,192	358,908

	Multiline Retail 0.4%
	Magazine Luiza SA	Brazil	44,699	160,324

	Professional Services 1.0%
a	CoStar Group Inc.	United States	502	412,589

	Real Estate Management & Development 2.0%
a	KE Holdings Inc., ADR	China	7,421	422,848
a	Redfin Corp.	United States	6,157	409,995

				832,843

	Road & Rail 3.1%
a	Lyft Inc., A	United States	3,655	230,923
a	Uber Technologies Inc.	United States	19,267	1,050,244

				1,281,167

	Software 9.2%
a	Avalara Inc.	United States	6,892	919,600
a	Coupa Software Inc.	United States	832	211,727
a	Crowdstrike Holdings Inc., A	United States	3,179	580,199
a	DocuSign Inc.	United States	5,628	1,139,389
a	Lightspeed POS Inc.	Canada	6,469	406,767
a	Manhattan Associates Inc.	United States	1,795	210,697
a	Q2 Holdings Inc.	United States	1,901	190,480
a	Zendesk Inc.	United States	1,564	207,418

				3,866,277

	Specialty Retail 2.2%
a	Carvana Co.	United States	3,529	926,010

	Total Investments (Cost $33,427,452) 96.1%			40,181,243
	Other Assets, less Liabilities 3.9%			1,645,514

	Net Assets 100.0%			$41,826,757

See Abbreviations on page 48.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the value of this security was $306,084, representing 0.7% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the value of this security was $858,493, representing 2.1% of net assets.

28	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Exponential Data ETF

Year Ended March 31, 2021[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.00

Income from investment operations[b]:

Net investment loss[c]	(—)[d]

Net realized and unrealized gains (losses)	(1.66)

Total from investment operations	(1.66)

Net asset value, end of year	$23.34

Total return[e]	(6.64)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	5.95%

Expenses net of waiver and payments by affiliates	0.25%

Net investment loss	(0.07)%

Supplemental data

Net assets, end of year (000’s)	$2,334

Portfolio turnover rate[g]	23.20% [h]

aFor the period January 12, 2021 (commencement of operations) to March 31, 2021.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	23.20%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	29

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin Exponential Data ETF

		Country	Shares	Value
	Common Stocks 98.2%
	Capital Markets 4.3%
	FactSet Research Systems Inc.	United States	74	$22,835
	Moody’s Corp.	United States	88	26,278
	MSCI Inc.	United States	56	23,480
	S&P Global Inc.	United States	78	27,524

				100,117

	Communications Equipment 1.1%
a	Arista Networks Inc.	United States	86	25,963

	Electronic Equipment, Instruments & Components 2.1%
a	Keysight Technologies Inc.	United States	339	48,613

	Entertainment 2.0%
a	Roku Inc.	United States	142	46,259

	Equity Real Estate Investment Trusts (REITs) 5.5%
	Crown Castle International Corp.	United States	153	26,336
	Digital Realty Trust Inc.	United States	169	23,802
	Equinix Inc.	United States	75	50,969
	SBA Communications Corp.	United States	97	26,922

				128,029

	Health Care Technology 2.2%
a	Certara Inc.	United States	873	23,833
a	Schrodinger Inc.	United States	347	26,473

				50,306

	Interactive Media & Services 29.1%
a	Alphabet Inc., A	United States	56	115,501
a	Facebook Inc., A	United States	440	129,593
a	Pinterest Inc., A	United States	1,797	133,032
a	Snap Inc., A	United States	2,123	111,012
	Tencent Holdings Ltd.	China	814	63,868
a	Twitter Inc.	United States	1,085	69,039
a	ZoomInfo Technologies Inc., A	United States	1,179	57,653

				679,698

	Internet & Direct Marketing Retail 0.5%
a	PubMatic Inc., A	United States	252	12,429

	IT Services 10.7%
a	Fastly Inc., A	United States	181	12,178
a	Gartner Inc.	United States	158	28,843
a	GDS Holdings Ltd., ADR	China	266	21,570
a	MongoDB Inc.	United States	169	45,196
a	Okta Inc.	United States	26	5,731
a	Snowflake Inc., A	United States	209	47,919
a	Twilio Inc., A	United States	260	88,597

				250,034

	Life Sciences Tools & Services 1.1%
a	Illumina Inc.	United States	66	25,348

	Professional Services 1.9%
a	Dun & Bradstreet Holdings Inc.	United States	930	22,143
	TransUnion	United States	252	22,680

				44,823

	Software 35.8%
a	Cloudflare Inc., A	United States	545	38,292
a	Crowdstrike Holdings Inc., A	United States	374	68,259

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Exponential Data ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Software (continued)
a	Datadog Inc., A	United States	869	$72,422
a	Dynatrace Inc.	United States	938	45,249
a	Elastic NV	United States	158	17,570
a	Fair Isaac Corp.	United States	48	23,330
a	Five9 Inc.	United States	146	22,824
a	Fortinet Inc.	United States	405	74,690
	Microsoft Corp.	United States	296	69,788
a	Palantir Technologies Inc., A	United States	894	20,821
a	Palo Alto Networks Inc.	United States	205	66,022
a	Proofpoint Inc.	United States	181	22,768
a	RingCentral Inc., A	United States	142	42,299
a	The Trade Desk Inc., A	United States	133	86,671
	Trend Micro Inc.	Japan	475	23,815
a	Varonis Systems Inc.	United States	432	22,179
a	VMware Inc., A	United States	176	26,479
a	Zoom Video Communications Inc., A	United States	72	23,133
a	Zscaler Inc.	United States	401	68,840

				835,451

	Wireless Telecommunication Services 1.9%
a	T-Mobile US Inc.	United States	353	44,227

	Total Investments before Short Term Investments (Cost $2,393,491)			2,291,297

	Short Term Investments 2.6%
	Money Market Funds 2.6%
b,c	Institutional Fiduciary Trust Portfolio, 0.01%	United States	59,857	59,857

	Total Short-Term Investments (Cost $59,857)			59,857

	Total Investments (Cost $2,453,348) 100.8%			2,351,154
	Other Assets, less Liabilities (0.8)%			(17,594)

	Net Assets 100.0%			$2,333,560

See Abbreviations on page 48.

aNon-income producing.

bSee Note 3(c) regarding investments in affiliated management investment companies.

cThe rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	31

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Genomic Advancements ETF

	Year Ended March 31,

	2021	2020[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$22.58	$25.00

Income from investment operations[b]:

Net investment loss[c]	(0.18)	(0.01)

Net realized and unrealized gains (losses)	20.92	(2.41)

Total from investment operations	20.74	(2.42)

Less distributions from:

Net investment income	(0.01)	—

Net realized gains	(0.05)	—

Total distributions	(0.06)	—

Net asset value, end of year	$43.26	$22.58

Total return[d]	91.81%	(9.68)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.84%	12.22%

Expenses net of waiver and payments by affiliates	0.50%	0.50%

Net investment loss	(0.45)%	(0.37)%

Supplemental data

Net assets, end of year (000’s)	$15,140	$2,258

Portfolio turnover rate[f]	46.58% [g]	2.20% [g]

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	44.75%	2.20%

32	Annual Report| The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin Genomic Advancements ETF

		Country	Shares	Value
	Common Stocks 99.0%
	Biotechnology 34.5%
a	Beam Therapeutics Inc.	United States	2,347	$187,854
a	BioNTech SE, ADR	Germany	3,057	333,794
a	CRISPR Therapeutics AG	Switzerland	5,286	644,099
a	Editas Medicine Inc.	United States	4,391	184,422
a	Exact Sciences Corp.	United States	2,423	319,303
a	Fate Therapeutics Inc.	United States	3,437	283,381
a	Intellia Therapeutics Inc.	United States	12,951	1,039,383
a	Invitae Corp.	United States	8,492	324,479
a	Iovance Biotherapeutics Inc.	United States	5,061	160,231
a	Ligand Pharmaceuticals Inc.	United States	525	80,036
a	Moderna Inc.	United States	2,207	289,007
a	Natera Inc.	United States	6,958	706,515
a	PTC Therapeutics Inc.	United States	1,199	56,773
a	Rocket Pharmaceuticals Inc.	United States	5,068	224,867
a	Twist Bioscience Corp.	United States	1,057	130,920
a	Ultragenyx Pharmaceutical Inc.	United States	778	88,583
a	Veracyte Inc.	United States	3,064	164,690

				5,218,337

	Health Care Equipment & Supplies 2.3%
	Biomerieux	France	609	77,660
a	CryoPort Inc.	United States	5,160	268,371

				346,031

	Health Care Providers & Services 3.3%
a	Guardant Health Inc.	United States	3,231	493,212

	Health Care Technology 7.2%
a	American Well Corp.	United States	4,305	74,778
a	Certara Inc.	United States	4,888	133,442
a	Teladoc Inc.	United States	2,320	421,660
a	Veeva Systems Inc.	United States	1,771	462,656

				1,092,536

	Life Sciences Tools & Services 47.7%
a	10X Genomics Inc., A	United States	2,578	466,618
	Agilent Technologies Inc.	United States	2,444	310,730
a	Berkeley Lights Inc.	United States	1,584	79,564
a	Bio-Rad Laboratories Inc., A	United States	204	116,519
	Bio-Techne Corp.	United States	364	139,023
	Bruker Corp.	United States	3,767	242,143
a	Charles River Laboratories International Inc.	United States	1,247	361,418
a	Evotec SE	Germany	7,498	270,893
a	ICON PLC	Ireland	466	91,508
a	Illumina Inc.	United States	1,818	698,221
	Lonza Group AG	Switzerland	788	442,415
a	Maravai LifeSciences Holdings Inc., A	United States	4,578	163,160
a	Medpace Holdings Inc.	United States	1,361	223,272
a	NanoString Technologies Inc.	United States	3,246	213,295
a	NeoGenomics Inc.	United States	4,666	225,041
a	Pacific Biosciences of California Inc.	United States	12,315	410,213
	PerkinElmer Inc.	United States	1,079	138,425
a	PPD Inc.	United States	4,032	152,571
a	PRA Health Sciences Inc.	United States	1,596	244,715
a	QIAGEN NV	Netherlands	2,380	115,882
a	Repligen Corp.	United States	3,774	733,703
a	Seer Inc.	United States	2,566	128,351
	Thermo Fisher Scientific Inc.	United States	868	396,138

franklintempleton.com	Annual Report	33

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Genomic Advancements ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
a	WuXi Biologics (Cayman) Inc.	China	68,717	$860,460

				7,224,278

	Pharmaceuticals 3.0%
a	Catalent Inc.	United States	4,347	457,783

	Semiconductors & Semiconductor Equipment 1.0%
	NVIDIA Corp.	United States	298	159,111

	Total Investments (Cost $12,743,596) 99.0%			14,991,288
	Other Assets, less Liabilities 1.0%			148,357

	Net Assets 100.0%			$15,139,645

See Abbreviations on page 48.

aNon-income producing.

34	Annual Report| The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Intelligent Machines ETF

	Year Ended March 31,

	2021	2020[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$20.67	$25.00

Income from investment operations[b]:

Net investment income (loss)[c]	(0.06)	—

Net realized and unrealized gains (losses)	22.63	(4.33)

Total from investment operations	22.57	(4.33)

Less distributions from net investment income	(0.00)[d]	—

Net asset value, end of year	$43.24	$20.67

Total return[e]	109.21%	(17.32)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	2.19%	12.91%

Expenses net of waiver and payments by affiliates	0.50%	0.50%

Net investment income (loss)	(0.17)%	0.20%

Supplemental data

Net assets, end of year (000’s)	$10,809	$2,067

Portfolio turnover rate[g]	75.25% [h]	—% [h]

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.001 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	75.25%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	35

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2021

Franklin Intelligent Machines ETF

		Country	Shares	Value
	Common Stocks 97.6%
	Aerospace & Defense 5.1%
a	Aerovironment Inc.	United States	955	$110,837
a	Axon Enterprise Inc.	United States	2,335	332,551
a	Kratos Defence & Security Solutions Inc.	United States	3,856	105,192

				548,580

	Air Freight & Logistics 0.5%
	ZTO Express Cayman Inc., ADR	China	1,856	54,102

	Auto Components 1.0%
a	Aptiv PLC	United States	821	113,216

	Automobiles 8.6%
a	Tesla Inc.	United States	1,388	927,087

	Electrical Equipment 1.9%
	Eaton Corp. PLC	United States	410	56,695
	Rockwell Automation Inc.	United States	350	92,904
a	Sensata Technologies Holding PLC	United States	925	53,604

				203,203

	Electronic Equipment, Instruments & Components 9.2%
	Amphenol Corp., A	United States	3,050	201,209
	Cognex Corp.	United States	666	55,271
	Keyence Corp.	Japan	355	161,501
a	Keysight Technologies Inc.	United States	831	119,165
	TE Connectivity Ltd.	United States	856	110,518
a	Zebra Technologies Corp., A	United States	730	354,182

				1,001,846

	Health Care Equipment & Supplies 16.4%
a	Align Technology Inc.	United States	200	108,306
a	DexCom Inc.	United States	302	108,536
a	IDEXX Laboratories Inc.	United States	336	164,408
a	Insulet Corp.	United States	691	180,296
a	Intuitive Surgical Inc.	United States	757	559,378
a	Masimo Corp.	United States	591	135,729
a	Nevro Corp.	United States	585	81,607
a	Novocure Ltd.	United States	1,636	216,246
	ResMed Inc.	United States	716	138,918
	Stryker Corp.	United States	315	76,728

				1,770,152

	Health Care Technology 3.2%
a	Inspire Medical Systems Inc.	United States	776	160,624
a	Teladoc Inc.	United States	1,060	192,655

				353,279

	Industrial Conglomerates 0.9%
	Roper Technologies Inc.	United States	236	95,188

	Machinery 2.7%
	Fortive Corp.	United States	440	31,082
	Harmonic Drive Systems Inc.	Japan	600	40,616
a	Proto Labs Inc.	United States	1,395	169,841
	YASKAWA Electric Corp.	Japan	1,000	49,864

				291,403

	Semiconductors & Semiconductor Equipment 20.6%
	Applied Materials Inc.	United States	1,041	139,078
	ASML Holding N.V.	Netherlands	423	261,143

36	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Intelligent Machines ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
	Brooks Automation Inc.	United States	1,785	$145,745
	Entegris Inc.	United States	2,201	246,072
	Infineon Technologies AG	Germany	3,291	139,844
	KLA Corp.	United States	421	139,098
	Lam Research Corp.	United States	210	125,000
	MKS Instruments Inc.	United States	301	55,812
	NVIDIA Corp.	United States	666	355,597
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	Taiwan	3,225	381,453
	Teradyne Inc.	United States	1,933	235,208

				2,224,050

	Software 21.4%
a	Altair Engineering Inc.	United States	3,586	224,376
a	ANSYS Inc.	United States	850	288,626
a	Aspen Technology Inc.	United States	295	42,577
a	Atlassian Corp. PLC	United States	386	81,353
a	Autodesk Inc.	United States	1,310	363,067
	Bentley Systems Inc., B	United States	1,260	59,132
a	Cadence Design Systems Inc.	United States	1,635	223,979
a	Cerence Inc.	United States	2,320	207,826
	Dassault Systemes	France	791	169,570
a	PTC Inc.	United States	1,676	230,701
a	Synopsys Inc.	United States	955	236,630
a	The Descartes Systems Group Inc.	Canada	2,985	182,090

				2,309,927

	Technology Hardware, Storage & Peripherals 6.1%
	Apple Inc.	United States	5,020	613,193
a	Stratasys Ltd.	United States	1,790	46,361

				659,554

	Total Investments (Cost $9,935,434) 97.6%			10,551,587
	Other Assets, less Liabilities 2.4%			257,292

	Net Assets 100.0%			$10,808,879

See Abbreviations on page 48.

aNon-income producing.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	37

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2020

	Franklin Disruptive Commerce ETF	Franklin Exponential Data ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$33,427,452	$2,393,491	$12,743,596	$9,935,434
Cost – Non-controlled affiliates (Note 3c)	—	59,857	—	—
Value – Unaffiliated issuers	$40,181,243	$2,291,297	$14,991,288	$10,551,587

Value – Non-controlled affiliates (Note 3c)	—	59,857	—	—
Cash	1,689,193	400	184,334	289,627
Receivables:
Dividends	4,481	—	226	2,550
Affiliates	1,094	11,222	13,178	14,125

Total assets	41,876,011	2,362,776	15,189,026	10,857,889

Liabilities:
Payables:
Transfer agent fees	12,000	2,565	12,000	12,000
Trustees’ fees and expenses	29	192	5	4
Custodian fees	975	283	980	923
Professional fees	20,670	21,069	20,670	20,670
Reports to shareholders	1,070	1,282	3,642	3,791
Registration and filing fees	3,534	1,260	1,072	618
Accrued expenses and other liabilities	10,976	2,565	11,012	11,004

Total liabilities	49,254	29,216	49,381	49,010

Net assets, at value	$41,826,757	$2,333,560	$15,139,645	$10,808,879

Net assets consist of:
Paid-in capital	$34,882,488	$2,499,617	$13,021,627	$10,169,232
Total distributable earnings (loss)	6,944,269	(166,057)	2,118,018	639,647

Net assets, at value	$41,826,757	$2,333,560	$15,139,645	$10,808,879

Shares outstanding	850,000	100,000	350,000	250,000

Net asset value per share	$49.21	$23.34	$43.26	$43.24

38	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2021

	Franklin Disruptive Commerce ETF	Franklin Exponential Data ETF[b]	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$13,871	$971	$3,098	$15,983

Total investment income	13,871	971	3,098	15,983

Expenses:
Management fees (Note 3a)	115,493	2,679	31,131	24,251
Transfer agent fees	15,588	2,565	15,588	15,588
Custodian fees	1,295	283	1,307	1,221
Reports to shareholders	7,450	1,282	7,363	7,338
Registration and filing fees	16,342	1,260	14,879	14,425
Professional fees	34,047	21,069	33,583	32,774
Trustee fees (Note 3a)	562	192	18	—
Other	10,853	2,565	10,854	10,852

Total expenses	201,630	31,895	114,723	106,449
Expenses waived/paid by affiliates (Note 3c)	(86,137)	(30,555)	(83,592)	(82,170)

Net expenses	115,493	1,340	31,131	24,279

Net investment Loss	(101,622)	(369)	(28,033)	(8,296)

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	295,349	(63,863)	(89,495)	31,902
In-kind redemptions	—	—	—	1,113,827
Foreign currency transactions	1,004	(14)	(691)	(102)

Net realized gain (loss)	296,353	(63,877)	(90,186)	1,145,627

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	7,116,863	(102,194)	2,487,194	1,049,759
Translation of other assets and liabilities denominated in foreign currencies	(21)	—	—	(12)

Net change in unrealized appreciation (depreciation)	7,116,842	(102,194)	2,487,194	1,049,747

Net realized and unrealized gain (loss)	7,413,195	(166,071)	2,397,008	2,195,374

Net increase (decrease) in net assets resulting from operations	$7,311,573	$(166,440)	$2,368,975	$2,187,078

[a]Foreign taxes withheld on dividends:	$882	$—	$393	$1,098

bFor the period January 12, 2021 (commencement of operations) to March 31, 2021.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	39

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Disruptive Commerce ETF		Franklin Exponential Data ETF

	Year Ended March 31, 2021	Year Ended March 31, 2020[a]	Year Ended March 31, 2021[b]
Increase (decrease) in net assets:
Operations:
Net investment income (Loss)	$(101,622)	$(672)	$(369)
Net realized gain (loss)	296,353	(4,283)	(63,877)
Net change in unrealized appreciation (depreciation)	7,116,842	(363,072)	(102,194)

Net increase (decrease) in net assets resulting from operations	7,311,573	(368,027)	(166,440)

Capital share transactions: (Note 2)	32,383,211	2,500,000	2,500,000

Net increase (decrease) in net assets	39,694,784	2,131,973	2,333,560
Net assets:
Beginning of year	2,131,973	—	—

End of year (Note 1f)	$41,826,757	$2,131,973	$2,333,560

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

bFor the period January 12, 2021 (commencement of operations) to March 31, 2021.

40	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Genomic Advancements ETF		Franklin Intelligent Machines ETF

	Year Ended March 31, 2021	Year Ended March 31, 2020[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[a]
Increase (decrease) in net assets:
Operations:
Net investment income (Loss)	$(28,033)	$(798)	$(8,296)	$413
Net realized gain (loss)	(90,186)	(1,512)	1,145,627	19
Net change in unrealized appreciation (depreciation)	2,487,194	(239,502)	1,049,747	(433,604)

Net increase (decrease) in net assets resulting from operations	2,368,975	(241,812)	2,187,078	(433,172)

Distributions to shareholders	(10,356)	—	(432)	—

Capital share transactions: (Note 2)	10,522,838	2,500,000	6,555,405	2,500,000

Net increase (decrease) in net assets	12,881,457	2,258,188	8,742,051	2,066,828
Net assets:
Beginning of year	2,258,188	—	2,066,828	—

End of year (Note 1f)	$15,139,645	$2,258,188	$10,808,879	$2,066,828

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	41

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-five separate funds, four of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index.

The Franklin Exponential Data ETF Fund commenced operations on January 12, 2021.

The following summarizes the Funds’ significant accounting policies

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

42	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2021, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.

Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Disruptive Commerce ETF

	Year Ended March 31, 2021		Period Ended March 31, 2020[a]

	Shares	Amount	Shares	Amount
Shares sold	750,000	$32,383,211	100,001	$2,500,025
Shares redeemed	—	—	(1)	(25)

Net increase (decrease)	750,000	$32,383,211	100,000	$2,500,000

	Franklin Exponential Data ETF

	Period Ended March 31, 2021[a]

	Shares	Amount
Shares sold	100,001	$2,500,025
Shares redeemed	(1)	(25)

Net increase (decrease)	100,000	$2,500,000

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NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

	Franklin Genomic Advancements ETF

	Year Ended March 31, 2021		Period Ended March 31, 2020[a]

	Shares	Amount	Shares	Amount
Shares sold	250,000	$10,522,838	100,001	$2,500,025
Shares redeemed	—	—	(1)	(25)

Net increase (decrease)	250,000	$10,522,838	100,000	$2,500,000

	Franklin Intelligent Machines ETF

	Year Ended March 31, 2021		Period Ended March 31, 2020[b]

	Shares	Amount	Shares	Amount
Shares sold	200,000	$8,928,972	100,001	$2,500,025
Shares redeemed	(50,000)	(2,373,567)	(1)	(25)

Net increase (decrease)	150,000	$6,555,405	100,000	$2,500,000

aFor the period January 12, 2021 (commencement of operations) to March 31, 2021.

bFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fee and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other nonroutine or extraordinary expenses. The fees are based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin Disruptive Commerce ETF	0.50%
Franklin Exponential Data ETF	0.50%
Franklin Genomic Advancements ETF	0.50%
Franklin Intelligent Machines ETF	0.50%

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

The Adviser has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) do not exceed 0.50% for the Franklin Disrupitive Commerce ETF, Franklin Genomic Advancements ETF and Franklin Intelligent Machine ETF Funds until July 31, 2021 and 0.25% for the Franklin Exponential Data ETF Fund until July 31, 2022. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

d. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund’s do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended March 31, 2021, investments in affiliated management investment companies were as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income

Franklin Exponential Data ET
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust Money Market Portfolio 0.01%	$—	$175,485	$(115,628)	$—	$—	$59,857	59,857	$—

e. Other Affiliated Transactions

At March 31, 2021, the shares of Franklin Exponential Data ETF, were owned by the following entities:

	Shares	Percentage of Outstanding Shares[a]
Franklin Exponential Data ETF
Franklin Resources Inc.	20,000	20.0%

aInvestment activities of significant shareholders could have a material impact on the Fund.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2021, the capital loss carryforwards were as follows:

	Franklin Disruptive Commerce ETF	Franklin Exponential Data ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Capital loss carryforwards not subject to expiration:
Short term	$—	$59,126	$—	—

Total capital loss carryforwards	$—	$59,126	$—	—

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NOTES TO FINANCIAL STATEMENTS

4. Income Taxes (continued)

For tax purposes, the Funds may elect to defer any portion of late-year ordinary loss to the first day of the following fiscal year. At March 31, 2021, the deferred losses were as follows:

Franklin Genomic Advancements ETF
Post October capital losses	$(88,793)
Late-year ordinary losses	$(29,066)

Capital loss carry over used in current year	$1,584

During the year ended March 31, 2021, Franklin Disruptive Commerce ETF utilized $4,232 of capital loss carryforward.

The tax character of distributions paid during the years ended March 31, 2021 and 2020, were as follows:

	Franklin Genomic Advancements ETF		Franklin Intelligent Machines ETF

	2021	2020	2021	2020
Distributions paid from ordinary income	$10,356	$—	$432	$—

At March 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Disruptive Commerce ETF	Franklin Exponential Data ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Cost of investments	$33,459,507	$2,458,085	$12,755,411	$9,935,434

Unrealized appreciation	$7,471,714	$92,978	$2,608,206	$783,124
Unrealized depreciation	(749,978)	(199,909)	(372,329)	(166,971)

Net unrealized appreciation (depreciation)	$6,721,736	$(106,931)	$2,235,877	$616,153

Distributable earnings – undistributed ordinary income	$206,803	$—	$—	$7,989

Distributable earnings – undistributed capital gains	$15,751	$—	$—	$15,515

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of net operating losses, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2021, were as follows:

	Franklin Disruptive Commerce ETF	Franklin Exponential Data ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Purchases	$41,060,673	$3,017,090	$3,306,998	$10,014,396
Sales	$10,379,440	$559,628	$2,996,891	$3,710,231

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

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NOTES TO FINANCIAL STATEMENTS

7. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At March 31, 2021, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin Disruptive Commerce ETF, Franklin Exponential Data ETF, Franklin Genomic Advancements ETF, and Franklin Intelligent Machines ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF, Franklin Exponential Data ETF, and Franklin Intelligent Machines ETF (four of the funds constituting Franklin Templeton ETF Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2021, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Franklin Templeton ETF Trust	Statements of Operations	Statement of changes in net assets, and financial highlights
Franklin Disruptive Commerce ETF Franklin Genomic Advancements ETF Franklin Intelligent Machines ETF	For the year ended March 31, 2021	For the year ended March 31, 2021 and the period from February 25, 2020 (commencement of operations) through March 31, 2020
Franklin Exponential Data ETF	For the period from January 12, 2021 (commencement of operations) through March 31, 2021

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 20, 2021

We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

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Tax information (unaudited)

Under Section 854(b)(1)(A) of the Internal Revenue Code, the Franklin Genomic Advancements ETF hereby reports 16.20% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended March 31, 2021.

Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code for the fiscal year ended March 31, 2021:

Franklin Genomic Advanvcements ETF
$3,314

Under Section 871(k)(2)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short-term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended March 31, 2021:

Franklin Genomic Advanvcements ETF
$9,355

Distributions, including qualified dividend income, paid during calendar year 2021 will be reported to shareholders on Form 1099-DIV by mid-February 2022. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2016	49	AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and PhonePe (December 2020) (payment and financial services); formerly, Axis Bank (financial) (2013-2021), FlipKart Limited (2019-December 2020) (eCommerce company); CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); Chief Executive Officer and Director, FinTech Evolution Acquisition (eCommerce company) (February 2021-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2020	49	IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present), LegalShield (consumer services) (2020-present); and formerly, Fluor Corporation (construction and engineering) (2014-2020) and Focus Financial Partner, LLC (financial services) (2018-2020).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution)) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	49	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	60	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton.

Breda M. Beckerle (1958) 280 Park Avenue New York, NY 10017	Chief Compliance Officer	Since November 2020	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 42 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 42 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 42 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 42 of the investment companies in Franklin Templeton.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of three of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of three of the investment companies in Franklin Templeton.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 42 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 42 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Exponential Data ETF

(Fund)

At an in-person meeting held on November 20, 2020 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Management Agreement.

In considering the approval of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Manager; (ii) the costs of the services to be provided by the Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of Management Agreement and the terms of the Management Agreement which were explained at the Meeting, noting that the form of Management Agreement was substantially the same as the standard forms of investment management agreement (that include administration services) for the other funds in the Franklin Templeton (FT) family of funds, including other series of the Trust.

In approving the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the proposed Management Agreement are fair and reasonable and that such Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the Fund’s proposed investment strategies and the ability of the Manager to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund; the Manager’s experience as the manager of other funds and accounts, including other series of the Trust and other funds in the FT family of funds; the Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Manager; and the Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of 1940). Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board also considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of the Manager.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s proposed total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the proposed total expense ratio and, separately, the proposed contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund (Expense Group) as selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent organization. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report (excluding the Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board

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FRANKLIN TEMPLETON ETF TRUST

believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, three other science & technology funds, and one financial services fund. The Board noted that the proposed Management Rate and estimated total expense ratio were below the medians of its Expense Group. The Board concluded that the Management Rate to be charged to the Fund is reasonable. In doing so, the Board noted the Fund’s estimated total expense ratio reflected a fee waiver from management.

Profitability

The Board then noted that the Manager (and its affiliates) could not report any financial results from their relationships with the Fund because the Fund has not yet commenced investment operations, and thus, the Board could not evaluate the Manager’s (or its affiliates’) profitability with respect to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant, if any, profit for the Manager and/or its affiliates for some time.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Management Agreement for the Fund for an initial two-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at libertyshares.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at libertyshares.com.

franklintempleton.com	Annual Report	55

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Annual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2021 Franklin Templeton Investments. All rights reserved.		ETF7 A 05/21

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Rohit Baghat and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $832,900 for the fiscal year ended March 31, 2021 and $942,524 for the fiscal year ended March 31, 2020.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $170,219 for the fiscal year ended March 31, 2021 and $232,351 for the fiscal year ended March 31, 2020. The services for which these fees were paid included tax compliance services related to year-end, and professional fees in connection with tax treatment of equipment lease transactions.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended March 31, 2021 and $1,038 for the fiscal year ended March 31, 2020. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $31,861 for the fiscal year ended March 31, 2021 and $208,155 for the fiscal year ended March 31, 2020. The services for which these fees were paid included compliance examination for Investment Advisor Act rule 204-2 and 206(4)-2, the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, and assets under management certification.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $202,080 for the fiscal year ended March 31, 2021 and $441,544 for the fiscal year ended March 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.	Exhibits.

(a) (1) Code of Ethics

(a)(2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON ETF TRUST

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration Date May 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration Date May 26, 2021

By	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer and Chief Accounting Officer Date May 26, 2021